                                                    REGISTRATION NO. 333-103199
                                                     REGISTRATION NO. 811-04335
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 37    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 126           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT FP
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 29, 2016 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (        ) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

   Units of interest in Separate Account FP.

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                                     NOTE

This Post-Effective Amendment No. 37 ("PEA") to the Form N-6 Registration Statement No. 333-103199 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplement and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-6. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Incentive Life(R)

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2016


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the Incentive Life(R) policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.


WHAT IS INCENTIVE LIFE(R)?

Incentive Life(R) provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
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.. All Asset Aggressive-Alt 25
.. All Asset Growth-Alt 20
.. All Asset Moderate Growth-Alt 15
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA Aggressive Allocation/(1)/
.. AXA Conservative Allocation/(1)/
.. AXA Conservative-Plus Allocation/(1)/
.. AXA Global Equity Managed Volatility
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility

.. AXA SmartBeta Equity/(2)/

.. AXA Moderate Allocation/(1)/
.. AXA Moderate-Plus Allocation/(1)/
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value

.. AXA/AB Small Cap Growth

.. AXA/Loomis Sayles Growth
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index

.. EQ/Convertible Securities/(2)/

.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth

.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap

.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
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VARIABLE INVESTMENT OPTIONS
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.. Ivy Funds VIP Energy
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust

.. MFS(R) Massachusetts Investors Growth Stock

.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. T. Rowe Price Equity Income II

.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation

.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP

.. VanEck VIP Global Hard Assets

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(1)Also referred to as an "AXA Allocation investment option" in this prospectus.

(2)This variable investment option will be available on or about May 20, 2016, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) change the amount of insurance coverage, (5) choose between two life insurance benefit options,
(6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with Incentive Life(R) or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                         AA+ADL

                                                                         #24665

Contents of this Prospectus

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      --------------------------------------------------------------------
      1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND
        RISKS                                                          5
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      How you can pay for and contribute to your policy                5
      The minimum amount of premiums you must pay                      5
      You can guarantee that your policy will not terminate before a
        certain date                                                   6
      You can elect a "paid up" death benefit guarantee                6
      Investment options within your policy                            7
      About your life insurance benefit                                7
      You can increase or decrease your insurance coverage             8
      Accessing your money                                             9
      Risks of investing in a policy                                   9

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      2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
        WILL PAY                                                      10
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      Tables of policy charges                                        10
      How we allocate charges among your investment options           13
      Changes in charges                                              13

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      3. WHO IS AXA EQUITABLE?                                        14
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      How to reach us                                                 15
      About our Separate Account FP                                   15
      Your voting privileges                                          16
      About the Trusts                                                16

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      4. ABOUT THE PORTFOLIOS OF THE TRUSTS                           17
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      Portfolios of the Trusts                                        18

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      5. DETERMINING YOUR POLICY'S VALUE                              26
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      Your account value                                              26

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      6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
        OPTIONS                                                       27
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      Transfers you can make                                          27
      How to make transfers                                           27
      Our automatic transfer service                                  27
      Our asset rebalancing service                                   28


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"We,""our," and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.



When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life(R) anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

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    7. ACCESSING YOUR MONEY                                             29
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    Borrowing from your policy                                          29
    Making withdrawals from your policy                                 29
    Surrendering your policy for its net cash surrender value           30
    Your option to receive a terminal illness living benefit            30

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    8. TAX INFORMATION                                                  31
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    Basic income tax treatment for you and your beneficiary             31
    Tax treatment of distributions to you (loans, partial withdrawals,
      and full surrender)                                               31
    Tax treatment of living benefits proceeds                           33
    Business and employer owned policies                                33
    Requirement that we diversify investments                           33
    Estate, gift, and generation-skipping taxes                         33
    Pension and profit-sharing plans                                    34
    Split-dollar and other employee benefit programs                    34
    ERISA                                                               34
    3.8% Tax on Net Investment Income or "NII"                          34
    Our taxes                                                           34
    When we withhold taxes from distributions                           34
    Possibility of future tax changes and other tax information         35

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    9. MORE INFORMATION ABOUT POLICY FEATURES AND
      BENEFITS                                                          36
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    Alternative higher death benefit in certain cases                   36
    Guarantee premium test for no-lapse guarantees                      36
    Paid up death benefit guarantee                                     37
    Other benefits you can add by rider                                 37
    Customer loyalty credit                                             38
    Variations among Incentive Life(R) policies                         38
    Your options for receiving policy proceeds                          39
    Your right to cancel within a certain number of days                39

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    10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                   40
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    Deducting policy charges                                            40
    Charges that the Trusts deduct                                      43

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    11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY
      TO YOUR POLICY                                                    44
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    Dates and prices at which policy events occur                       44
    Policy issuance                                                     44
    Ways to make premium and loan payments                              45
    Assigning your policy                                               45
    You can change your policy's insured person                         45
    Requirements for surrender requests                                 46
    Gender-neutral policies                                             46
    Future policy exchanges                                             46


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    12. MORE INFORMATION ABOUT OTHER MATTERS                           47
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    About our general account                                          47
    Transfers of your account value                                    47
    Telephone and Internet requests                                    48
    Cybersecurity                                                      49
    Suicide and certain misstatements                                  49
    When we pay policy proceeds                                        49
    Changes we can make                                                49
    Reports we will send you                                           50
    Distribution of the policies                                       50
    Legal proceedings                                                  52

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    13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE  53
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    14. PERSONALIZED ILLUSTRATIONS                                     54
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    Illustrations of policy benefits                                   54

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    REQUESTING MORE INFORMATION                                        55
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      Statement of Additional Information                              55
      Table of Contents                                                55
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                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.


                                                                PAGE

           account value                                          26
           Administrative office                                  15
           age                                                    45
           Allocation date                                         7
           alternative death benefit                              36
           amount at risk                                         41
           anniversary; anniversaries                             44
           assign; assignment                                     45
           automatic transfer service                         27, 44
           AXA Equitable                                          14
           AXA Equitable Access Account                           39
           AXA Financial, Inc.                                    14
           basis                                                  32
           beneficiary                                             7
           business day                                           44
           Cash Surrender Value                               30, 40
           Code                                                   31
           collateral                                             29
           cost of insurance charge                               41
           cost of insurance rates                                41
           customer loyalty credit                                38
           day                                                    44
           death benefit guarantee                                 6
           default                                                 5
           disruptive transfer activity                       27, 47
           enhanced death benefit guarantee                        6
           face amount                                             7
           grace period                                            5
           guaranteed interest option                              7
           guarantee premium                                       6
           Guaranteed Interest Account                             7
           Incentive Life(R)                                       1
           Incentive term rider                                 7, 8
           insured person                                         45
           Internet                                               15
           investment funds                                        7
           investment option                                       7
           issue date                                             45
           lapse                                                   5


                                                                PAGE

           loan, loan interest                                    29
           market timing                                          15
           modified endowment contract                            31
           month, year                                            44
           monthly deduction                                       9
           net cash surrender value                               30
           no-lapse guarantee                                      6
           Option A, B                                             7
           our                                                     2
           owner                                                   2
           paid up                                                31
           paid up death benefit guarantee                        37
           partial withdrawal                                     30
           payment option                                         39
           planned periodic premium                                5
           policy                                                  1
           Portfolio                                               1
           premium payments                                        5
           prospectus                                              1
           rebalancing                                            28
           receive                                                44
           restore, restoration                                6, 32
           riders                                                  1
           SEC                                                     1
           Separate Account FP                                    15
           state                                                   2
           subaccount                                             15
           surrender                                              30
           surrender charge                                       40
           target premium                                     40, 50
           transfers                                              27
           Trusts                                              1, 17
           units                                                  26
           unit values                                            15
           us                                                      2
           variable investment option                           1, 7
           we                                                      2
           withdrawal                                             29
           you, your                                               2

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Policy features, benefits and risks

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Incentive Life(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

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YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE,
SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time when your policy's account value is high enough that the "alternative higher death benefit" discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if it does not have enough "net cash surrender value" to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, your policy is still within the period of that guarantee, and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below) or

..   you have elected the "paid up" death benefit guarantee and it remains in effect, and you do not have an outstanding loan (see "You can elect a "paid up" death benefit guarantee" below).

("Net cash surrender value" is explained under "Surrendering your policy for its net cash surrender value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT OR (II) TO MAINTAIN IN EFFECT ONE OF THE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us; and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover (i) total monthly deductions for 3 months, calculated from the effective date of restoration; (ii) any excess of the applicable surrender charge on the date of restoration over the surrender charge that was deducted on the date of default; and (iii) the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have three options for how long the guarantee will last. One of these options is discussed below under "Enhanced death benefit guarantee." The other two guarantee options are as follows:

(1)a guarantee for the first five years of your policy (the policy calls this the "no-lapse guarantee")

                                      or

(2)a guarantee until the insured reaches age 70, but in no case less than 10 years (the policy calls this the "death benefit guarantee"). If your policy is issued with the Incentive Term rider, the "death benefit guarantee" is not available. See the Incentive Term rider section under "Other benefits you can add by rider" later in this prospectus, for more information.

In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no-lapse guarantees" under "More information about policy features and benefits" later in this prospectus) and you must not have any outstanding policy loans. Maintaining the "age 70/10 year" guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the five-year guarantee.

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, AND HAVE NO POLICY LOANS, YOUR POLICY WILL NOT TERMINATE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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ENHANCED DEATH BENEFIT GUARANTEE. On your application for a policy, you may elect an enhanced death benefit guarantee rider, that will guarantee your policy against termination for a longer period of time than either of the two guarantee options described above. If elected, a monthly charge of $0.02 per $1,000 of the policy's face amount is deducted from your account value for this guarantee. To elect this feature, all of your policy's account value must be allocated to our variable investment options.

While the enhanced death benefit guarantee is in effect, your policy will not lapse, even if your net cash surrender value is insufficient to pay a monthly deduction that has become due, as long as you do not have an outstanding loan (or you repay the loan within the 61-day grace period). This guarantee is available for the following periods:

(a)If you have always chosen death benefit Option A, for the life of the insured person; or

(b)If you have ever selected death benefit Option B (even if you subsequently changed it to Option A), until the later of the policy anniversary nearest to when the insured person reaches age 80 or the end of the 15th year of the policy.

This option is not available in all states or if your policy is issued with the Incentive Term rider.

If you have elected the enhanced death benefit guarantee, we test on each policy anniversary to see if the required premium (the enhanced death benefit "guarantee premium") has been paid. (The enhanced death benefit guarantee premium will be set forth on page 3 of your policy on a monthly basis.) The required premium has been paid if the total of all premiums paid, less all withdrawals, is at least equal to the total of all enhanced death benefit guarantee premiums due to date. Unlike the test for the shorter duration guarantees discussed above, we do not compound these amounts using any hypothetical interest rate.

If the required premium has not been paid as of any policy anniversary, we will mail you a notice requesting that you send us the shortfall. If we do not receive this additional premium, the enhanced death benefit guarantee will terminate. The enhanced death benefit guarantee also will terminate if you request that we cancel it, or if you allocate any value to our guaranteed interest option. If the enhanced death benefit guarantee terminates, the related charge terminates, as well. Once terminated, this guarantee can never be reinstated or restored.

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Under certain circumstances and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted" amount due to exercise of a living benefits rider, together with any then applicable surrender charge, exceeds your policy's account value, or if (ii) you request us to terminate the election. For more information about the circumstances under which you can elect

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS the paid-up death benefit, the possible reduction in face amount after this guarantee is elected, (including the possible imposition of surrender charges upon such reduction), and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.


INVESTMENT OPTIONS WITHIN YOUR POLICY

We will initially put all unloaned amounts which you have allocated to variable investment options into our EQ/Money Market investment option. On the first business day following the twentieth day after your policy is issued (the "Allocation Date"), we will reallocate that investment in accordance with your premium allocation instructions then in effect. You give such instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.). We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
WE WILL PAY AT LEAST 3% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $50,000 is the smallest amount of coverage you can request.

If you are applying for $1.1 million or more of coverage, you should consider whether it would be to your advantage to take out some of your coverage under our Incentive Term rider. This rider generally provides fewer guarantees and lower charges. See "The Incentive Term rider" below.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. WE ALSO HAVE OPTIONS AVAILABLE FOR THE MANNER IN WHICH WE PAY DEATH BENEFITS (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS).
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                      or

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's account value, in part to meet the Internal Revenue Code's definition of "life insurance." For more information on the alternative higher death benefit and for information on other adjustments to the death benefit, see "More information about policy features and benefits" later in this prospectus.

THE INCENTIVE TERM RIDER. The Incentive Term rider allows you to purchase additional coverage on the insured person if the face amount of your base Incentive Life(R) policy is $1,000,000 or more. The minimum amount available is $100,000 and the maximum amount is equal to 80% of the total amount (which is the base policy face amount plus the face amount under the Incentive Term rider). Choosing term coverage under this rider in lieu of coverage under your base Incentive Life(R) policy can reduce your total charges. Our "cost of insurance" charges under the Incentive Term rider are currently lower than they are for coverage under the base policy, and this coverage does not have surrender charges. We reserve the right to raise the insurance rates for this rider at any time so that they could exceed the rates for the base policy. But rates for the term rider will not be raised above the maximum rates we are permitted to charge under your base policy.

If your policy is issued with an Incentive Term rider, the "death benefit guarantee" and the "enhanced" death benefit guarantee are not available. Further, the "paid up" death benefit guarantee is only available with respect to the base coverage. Therefore, if any of these death benefit guarantees is your priority, you should not take any coverage under the Incentive Term rider.

Except as noted in the next sentence, if you request a face amount decrease (or a partial withdrawal that results in a face amount decrease) or a face amount increase, we will adjust your base policy face amount and your Incentive Term rider face amount proportionately, so that the ratio between the two remains the same. However, to the extent that such a reduction of the base policy face amount would cause the face amount to fall below the minimum we are then requiring for new policies, we will make such reduction from the Incentive Term rider face amount only.

Any change in the death benefit option will not change the Incentive Term rider's face amount, unless the alternative death benefit is in effect. If it is, any change in your death benefit option will cause your Incentive Term rider's face amount to be automatically reduced as discussed below under "Change of death benefit option."

When the alternative death benefit becomes applicable, the death benefit under the base policy is increased and the death benefit under the Incentive Term rider is automatically reduced by the same amount (but not below zero).

Use of the Incentive Term rider instead of an equal amount of coverage under the base policy generally reduces commissions. Therefore, an agent may receive a higher commission for selling you a policy that does not include the Incentive Term rider.

See also "Tax information" later in this prospectus for certain possible tax consequences of face amount changes or adding or deleting riders.

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION ANY TIME AFTER THE SECOND YEAR OF THE POLICY; HOWEVER CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES AGE 80.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted once the insured person reaches age 81.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option:

..   we will determine the new base policy face amount somewhat differently from the general procedures described above, and

..   we will automatically reduce the face amount of any Incentive Term rider that you then have in effect (we discuss the Incentive Term rider above under "The Incentive Term rider").

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

If the face amount increase endorsement is issued with your policy, you may increase the life insurance coverage under your policy by requesting an increase in your policy's face amount. You can do so any time after the first year of your policy. You may request a decrease in your policy's face amount any time after the second year of your policy. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

We can refuse any requested increase or decrease. We will not approve any increase or decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy. We will also not approve a face amount increase if the insured person has reached age 81.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the amount of additional coverage.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly insurance charge we make for the amount of the increase will be based on the age and other insurance risk characteristics of the insured person and the policy year at the time of the increase. If we refuse a requested face amount increase because the insured person's risk characteristics have become less favorable, we may issue the additional coverage as a separate policy we are then offering with a different insurance risk classification. In that case, we would waive the monthly administrative charge that otherwise would apply to that separate policy.

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. This distribution may be taxable.

ACCESSING YOUR MONEY


You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy's account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax Information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.


RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination or death benefit guarantees you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the cash surrender value, your policy will terminate subject to the policy's Grace Period provision.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

2. Risk/benefit summary: Charges and expenses you will pay

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TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount, transfer policy account value among investment options or the policy terminates without value at the end of a grace period. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

-------------------------------------------------------------------------------
 TRANSACTION FEES
-------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
-------------------------------------------------------------------------------
                                                     6% of each premium
PREMIUM CHARGE       From each premium               payment/(1)/.
SURRENDER (TURNING   Upon surrender or upon          Initial surrender charge
IN) OR TERMINATION   termination without value at    per $1,000 of initial
OF YOUR POLICY       the end of a grace period.      base policy face
DURING ITS FIRST 15                                  amount:/(2)/
YEARS                                                Highest: $12.99
                                                     Lowest: $2.91
                                                     Representative: $6.30/(3)/
SURRENDER OR         Upon surrender or upon          Initial surrender charge
TERMINATION OF YOUR  termination without value at    per $1,000 of face amount
POLICY DURING THE    the end of a grace period.      increase:
FIRST 15 YEARS                                       Highest: $12.99
AFTER YOU HAVE                                       Lowest: $3.53
REQUESTED AN                                         Representative: $6.37/(4)/
INCREASE IN YOUR
POLICY'S FACE AMOUNT
REQUEST A DECREASE   Effective date of the decrease  A pro rata portion of the
IN YOUR POLICY'S                                     charge that would apply
FACE AMOUNT                                          to a full surrender at
                                                     the time of the decrease.
TRANSFERS AMONG      Upon transfer                   $25 per transfer./(5)/
INVESTMENT OPTIONS
ADDING A LIVING      At the time of the transaction  $100 (if elected after
BENEFITS RIDER                                       policy issue)
EXERCISE OF OPTION   At the time of the transaction  $250
TO RECEIVE A
"LIVING BENEFIT"
SPECIAL SERVICES
CHARGES
..   Wire transfer    At the time of the transaction  Current and Maximum
    charge/(6)/                                      Charge: $90
..   Express mail     At the time of the transaction  Current and Maximum
    charge/(6)/                                      Charge: $35
..   Policy           At the time of the transaction  Current and Maximum
    illustration                                     Charge: $25
    charge/(7)/
..   Duplicate        At the time of the transaction  Current and Maximum
    policy                                           Charge: $35
    charge/(7)/
..   Policy history   At the time of the transaction  Current and Maximum
    charge/(7)(8)/                                   Charge: $50
..   Charge for       At the time of the transaction  Current and Maximum
    returned                                         Charge: $25
    payments/(7)/
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            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

---------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------
 CHARGE                     WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE/(9)/  Monthly                               Issue Ages     Issue Ages
                                                     Policy Year  17 or Younger  18 or older
                                                     -----------  -------------  -----------

                                                      1           $10            $20
                                                      2           $10            $10
                                                      3+          $10            $10
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COST OF INSURANCE CHARGE/(9)(10)/  Monthly  Charge per $1,000 of amount for which we are at risk:/(11)/

                                            Highest: $83.34
                                            Lowest: $0.06
                                            Representative: $0.15/(12)/

MORTALITY AND EXPENSE RISK   Daily                             0.90% (annual rate) of your
CHARGE                                                         value in our variable
                                                               investment options.
---------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD/(13)/   On each policy anniversary (or    2% of loan amount./(14)/
                             on loan termination, if earlier)
---------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES       While the rider is in effect
---------------------------------------------------------------------------------------------
DISABILITY DEDUCTION WAIVER                                    Percentage of all other
                             Monthly                           monthly charges:

                                                               Highest: 132%
                                                               Lowest: 7%
                                                               Representative: 12%/(15)/
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DISABILITY PREMIUM WAIVER                                      Charge for disability
                                                               premium waiver per $1,000
                             Monthly                           of benefit for which
                                                               such rider is
                                                               purchased:/(16)/

                                                                 Initial base policy face
                                                                 amount:/(17)/
                                                                 Highest: $0.71
                                                                 Lowest: $0.02
                                                                 Representative:
                                                                 $0.07/(19)/

                                                                 Option to purchase
                                                                 additional insurance:
                                                                 Highest: $0.08
                                                                 Lowest: $0.02
                                                                 Representative:
                                                                 $0.03/(19)/

                                                                 Children's term insurance:
                                                                 Highest: $0.03
                                                                 Lowest: $0.01
                                                                 Representative:
                                                                 $0.01/(19)/

                                                                 10 year renewable term
                                                                 rider:
                                                                 Highest: $0.22
                                                                 Lowest: $0.007
                                                                 Representative:
                                                                 $0.007/(15)/

                                                                 Cost of living rider:
                                                                 Highest: $0.06
                                                                 Lowest: $0.003
                                                                 Representative:
                                                                 $0.02/(19)/
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OPTION TO PURCHASE           Monthly                           Charge per $1,000 of rider
ADDITIONAL INSURANCE                                           benefit amount:
                                                               Highest: $0.17
                                                               Lowest: $0.04
                                                               Representative: $0.16/(19)/
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            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

-------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN
 UNDERLYING TRUST PORTFOLIO
 OPERATING EXPENSES
-------------------------------------------------------------------------------------
 CHARGE                         WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
-------------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER  Monthly                  Charge per $1,000 of rider
                                                         benefit amount:
                                                         Highest: $0.44
                                                         Lowest: $0.08
                                                         Representative: $0.08/(19)/
-------------------------------------------------------------------------------------
COST OF LIVING RIDER                                     Charge per $1,000 of base
                                Monthly                  policy face amount:
                                                         Highest: $0.08
                                                         Lowest: $0.004
                                                         Representative: $0.02/(19)/
-------------------------------------------------------------------------------------
10 YEAR RENEWABLE TERM          Monthly                  Charge per $1,000 of rider
INSURANCE ON THE INSURED                                 benefit amount:
PERSON OR AN ADDITIONAL                                  Highest: $4.50
INSURED PERSON/(10)/                                     Lowest: $0.09
                                                         Representative: $0.17/(20)/
-------------------------------------------------------------------------------------
INCENTIVE TERM RIDER/(9)(10)/                            Charge per $1,000 of rider
                                Monthly                  death benefit:

                                                         Highest: $83.34
                                                         Lowest: $0.06
                                                         Representative: $0.15/(12)/
-------------------------------------------------------------------------------------
ENHANCED DEATH BENEFIT          Monthly                  Charge per $1,000 of base
GUARANTEE/(9)/                                           policy face amount:/(18)/
                                                         $0.02
-------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE       Monthly                  Charge per $1,000 of rider
                                                         benefit amount:
                                                         $0.50
-------------------------------------------------------------------------------------

 (1)We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% of each premium payment after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).
 (2)If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).
 (3)This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at issue with an initial base policy face amount of $425,000.
 (4)This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at the time of a requested face amount increase.
 (5)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
 (6)Unless you specify otherwise, this charge will be deducted from the amount you request.
 (7)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
 (8)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
 (9)Not applicable after the insured person reaches age 100.
(10)Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.
(11)Our amount "at risk" is the difference between the amount of death benefit and the account value as of the deduction date.
(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue in the standard, non-tobacco user risk class.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(14)We may, however, increase this charge higher than 2% as a result of changes in the tax laws which increase our expenses.
(15)This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue who is not in a rated risk class.
(16)Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, and to any option to purchase additional insurance, children's term insurance, 10 year renewable term and/or cost of living riders that you have added to your policy and to any base policy face amount increases.
(17)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.
(18)The "face amount" is the base amount of insurance coverage under your policy.
(19)This representative amount is the rate we guarantee for a representative insured male, age 35 at issue in the non-rated non-tobacco user risk class.
(20)This representative amount is the rate we guarantee in the first policy year for a representative insured (or additional insured) male, age 35 at issue who is in the non-tobacco user risk class and who is not in a rated risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


---------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are
deducted from Portfolio assets including management fees, 12b-1 fees,      Lowest     Highest
service fees and/or other expenses)/(1)/                                   0.61%      2.09%
---------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



---------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of         Lowest Highest
Expense Limitation Arrangements/(/*/)/                                         0.61%  1.58%
---------------------------------------------------------------------------------------------



   (*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets VIP Fund.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. Who is AXA Equitable?


--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.

----------------------------------------
 BY MAIL:
----------------------------------------
AT THE POST OFFICE BOX FOR OUR
ADMINISTRATIVE OFFICE:
  AXA Equitable -- AXA Life
  Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
----------------------------------------
 BY EXPRESS DELIVERY ONLY:
----------------------------------------
AT THE STREET ADDRESS FOR OUR
ADMINISTRATIVE OFFICE:
  AXA Equitable -- AXA Life
  Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express
  delivery purposes only)
----------------------------------------
 BY PHONE:
----------------------------------------
Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

----------------------------
 BY E-MAIL:
----------------------------
  life-service@axa.us.com
----------------------------
 BY FAX:
----------------------------
  1-855-268-6378
----------------------------
 BY INTERNET:
----------------------------

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or transfer among investment options and/or change your address (1) by toll-free phone and assisted service, (2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses

                             WHO IS AXA EQUITABLE?

credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life(R) and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that

                      ABOUT THE PORTFOLIOS OF THE TRUSTS
differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS




------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B                                                    INVESTMENT MANAGER (OR
 SHARES PORTFOLIO                                                 SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                    AS APPLICABLE)                           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current     .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         income.                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and          .   AXA Equitable Funds Management       (check mark)
  CONSERVATIVE-PLUS  growth of capital, with a greater                Group, LLC
  ALLOCATION         emphasis on current income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income, with a          Group, LLC
                     greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B                                                    INVESTMENT MANAGER (OR
 SHARES PORTFOLIO                                                 SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                    AS APPLICABLE)                           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                 INVESTMENT MANAGER (OR
 SHARES PORTFOLIO                                               SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                  AS APPLICABLE)                           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  AGGRESSIVE - ALT   current income, with a greater emphasis        Group, LLC
  25                 on capital appreciation.
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  ALT 20             current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  MODERATE GROWTH -  current income, with a greater emphasis        Group, LLC
  ALT 15             on current income.
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH             capital.
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-         Group, LLC
                     adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Morgan Stanley Investment
                                                                    Management Inc.
                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY         returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   EARNEST Partners, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                .   Federated Global Investment
                                                                    Management Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                 INVESTMENT MANAGER (OR
 SHARES PORTFOLIO                                               SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                  AS APPLICABLE)                           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED      term growth of income, accompanied by          Group, LLC
  VOLATILITY         growth of capital with an emphasis on      .   BlackRock Investment Management, LLC
                     risk-adjusted returns and managing         .   Northern Cross, LLC
                     volatility in the Portfolio.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted      Group, LLC
                     returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   Capital Guardian Trust Company
                                                                .   Vaughan Nelson Investment Management
                                                                .   Thornburg Investment Management,
                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth  .   AXA Equitable Funds Management       (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns      Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.  .   BlackRock Investment Management, LLC
                                                                .   Loomis, Sayles & Company, L.P.
                                                                .   T. Rowe Price Associates, Inc.
                                                                .   Wells Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.     .   Loomis, Sayles & Company, L.P.
  GROWTH
----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED            appreciation with an emphasis on risk          Group, LLC
  VOLATILITY/(*)/    adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Diamond Hill Capital Management,
                                                                    Inc.
                                                                .   Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------
AXA SMARTBETA        Seeks to achieve long-term capital         .   AXA Rosenberg Management, LLC
  EQUITY/(1)/        appreciation.
----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and  .   BlackRock Investment Management, LLC
  VALUE EQUITY       secondarily, income.
----------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS   Seeks a combination of growth and          .   Boston Advisors, LLC
  EQUITY INCOME      income to achieve an above-average and
                     consistent total return.
----------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital         .   Calvert Investment Management Inc.
  RESPONSIBLE        appreciation.
----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of       .   Capital Guardian Trust Company
  RESEARCH           capital.
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                      INVESTMENT MANAGER (OR
 SHARES PORTFOLIO                                                    SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                       AS APPLICABLE)                           MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before          .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/CONVERTIBLE       Seeks a high level of total return.             .   AXA Equitable Funds Management
  SECURITIES/(1)/                                                        Group, LLC
                                                                     .   Palisade Capital Management, L.L.C.
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before          .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Barclays Intermediate
                     U.S. Government/Credit Bond Index,
                     including reinvestment of dividends, at a risk
                     level consistent with that of the Barclays
                     Intermediate U.S. Government/Credit Bond
                     Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before          .   AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Price Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.          .   GAMCO Asset Management, Inc.
  AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.         .   GAMCO Asset Management, Inc.
  COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and             .   AXA Equitable Funds Management
                     current income.                                     Group, LLC
                                                                     .   BlackRock Investment Management, LLC
                                                                     .   First International Advisors, LLC
                                                                     .   Wells Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before          .   AXA Equitable Funds Management
  GOVERNMENT BOND    expenses that approximates the total return         Group, LLC
                     performance of the Barclays U.S.                .   SSgA Funds Management, Inc.
                     Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Barclays U.S. Intermediate Government
                     Bond Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before         .   AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total
                     return performance of a composite index
                     comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX
                     Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     composite index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and             .   Invesco Advisers, Inc.
                     income.
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital              .   J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                       Management Inc.
-------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                       INVESTMENT MANAGER (OR
 SHARES PORTFOLIO                                                     SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                        AS APPLICABLE)                           MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before           .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.           .   Massachusetts Financial Services
  INTERNATIONAL                                                           Company d/b/a MFS Investment
  GROWTH                                                                  Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(2)/ Seeks to obtain a high level of current          .   The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                 .   Morgan Stanley Investment
  MID CAP GROWTH                                                          Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          .   Pacific Investment Management
  SHORT BOND         traditional money market products while              Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                          Group, LLC
                                                                      .   Pacific Investment Management
                                                                          Company LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible        .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital               .   T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through            .   UBS Global Asset Management
  INCOME             capital appreciation with income as a                (Americas) Inc.
                     secondary consideration.
--------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital               .   Wells Capital Management, Inc.
  OMEGA GROWTH       growth.
--------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                  INVESTMENT MANAGER (OR
 SHARES PORTFOLIO                                                SUB-ADVISER(S),                          VOLATILITY
 NAME                OBJECTIVE                                   AS APPLICABLE)                           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   ClearBridge Investments, LLC
                                                                 .   Scotia Institutional Asset
                                                                     Management US, Ltd.
                                                                 .   T. Rowe Price Associates, Inc.
                                                                 .   Westfield Capital Management
                                                                     Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  .   AXA Equitable Funds Management
  BOND               income and capital appreciation,                Group, LLC
                     consistent with a prudent level of risk.    .   BlackRock Financial Management, Inc.
                                                                 .   DoubleLine Capital LP
                                                                 .   Pacific Investment Management
                                                                     Company LLC
                                                                 .   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP GROWTH         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Franklin Advisers, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AXA Equitable Funds Management
  CAP VALUE          capital.                                        Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Diamond Hill Capital Management,
                                                                     Inc.
                                                                 .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   SSgA Funds Management, Inc.
                                                                 .   Wellington Management Company, LLP


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER (OR
 FUNDS) -- SERIES II                                                           SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Invesco Asset Management
                                                                                   Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.                                                          INVESTMENT MANAGER (OR
 -- CLASS II                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                             AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.


------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME --                                                            SUB-ADVISER(S),
 CLASS 4 SHARES       OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                              INVESTMENT MANAGER (OR
 SERVICE CLASS 2                                                               SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --                                                                INVESTMENT MANAGER (OR
 CLASS 2                                                                          SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --                                         INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.


-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER (OR
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY                                                                       (WRIMCO)
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                  INVESTMENT MANAGER (OR
 PORTFOLIOS                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.  .   Waddell & Reed Investment
  CAP GROWTH                                                    Management Company
                                                                (WRIMCO)


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --                                            INVESTMENT MANAGER (OR
 SERVICE SHARES                                             SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                              AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --                                                      INVESTMENT MANAGER (OR
 SERVICE CLASS                                                            SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                           AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --                                                                INVESTMENT MANAGER (OR
 ADVISOR CLASS                                                                     SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                 AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                 INVESTMENT MANAGER (OR
 EQUITY SERIES, INC.                                                           SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


                                                                                 INVESTMENT MANAGER (OR
 VANECK VIP TRUST --                                                             SUB-ADVISER(S),
 INITIAL SHARES       OBJECTIVE                                                  AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------


(*)For this Portfolio only, we offer Class IA Shares -- not Class IB Shares.
(1)This Portfolio will be available on or about May 20, 2016, subject to regulatory approval.
(2)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in
(iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. (Your policy and other supplemental material may refer to (ii) and (iii) above as our "Guaranteed Interest Account.") These amounts are subject to certain charges discussed in "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNT IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). The units' values will be reduced, however, by the amount of the mortality and expense risk charge for that period (see "Table of policy charges" in "Charges and expenses you will pay" earlier in this prospectus). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate. The mortality and expense risk charge mentioned earlier in this prospectus does not apply to our guaranteed interest option.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.


CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.


See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to online transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or


..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.


For more information see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.


This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

We will not deduct a transfer charge made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semi-annual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a terminal illness living benefit" below.

--------------------------------------------------------------------------------
YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. (Your policy may sometimes refer to the collateral as the "loaned policy account.") We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.


LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) In no event, however, will the loan interest rate be greater than 15%. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.


Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we first offered Incentive Life(R) policies in 1999 the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause any other guarantee against termination to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for

                             ACCESSING YOUR MONEY
charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or because it could result in a death benefit guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy and applicable waivers of surrender charges in the event of federal estate tax repeal.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy, we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted" -- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.


The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your policy's face amount (including pursuant to our cost-of-living rider), or certain other changes.


If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.


A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a

                                TAX INFORMATION
small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.


If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.


Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.


You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

                                TAX INFORMATION

TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.


In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

TAX SHELTER REGULATIONS. Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.45 million in 2016). A portability rule generally permits a surviving spouse to elect to carryover the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2016, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that

                                TAX INFORMATION
case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however are generally allowed an aggregate generation-skipping tax exemption of the same $5.45 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S. source income. We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

                                TAX INFORMATION

Even though this section in the prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business owner policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 -- 61 as modified by Notice 2006 -- 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary
(CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain rating changes, or a request for a substitution of the insured will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.


For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.


You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any taxable income or gain the assets generate.

The IRS has provided some guidance on this question of investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More Information about policy features and benefits

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ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

The basic Option A and Option B death benefits are described under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus.

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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--------------------------------------------------------------------------------
 AGE*                                 40 AND UNDER   45      50   55   60   65
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%:                                    250%           215%    185% 150% 130% 120%
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 AGE:                                 70    75-95    99-OVER
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%:                                    115%  105%     101%
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*  For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life(R) policy to satisfy the definition of "life insurance contract" under
Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/ cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life(R) policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" earlier in this prospectus.

GUARANTEE PREMIUM TEST FOR NO-LAPSE GUARANTEES


We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these two guarantees as our "no-lapse guarantee" and our "death benefit guarantee," and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/ benefit summary: Policy features, benefits and risks," earlier in this prospectus.


GUARANTEE PREMIUM TEST. If your policy's net cash surrender value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either the no-lapse guarantee or death benefit guarantee discussed under "You can guarantee that your policy will not terminate before a certain date," in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus, that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding (or you repay all of such loans before the end of the 61-day grace period mentioned in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks") and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the no-lapse or death benefit guarantees, we compound each amount at a 4% annual interest rate from its due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the guarantee options is set forth in your policy on a monthly basis, if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. Certain additional benefit riders will cause the guarantee premiums to increase after policy issue. The guarantee premiums also may change if, for example, the face amount of the policy or a rider changes, a rider is added or eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.


If you want to be billed for a guarantee premium amount, you must specify a planned periodic premium that at least equals the guarantee premium that you plan to pay. If you want your bills for planned periodic premiums to cover your guarantee premiums, please remember to change your planned periodic premium amount, as necessary, if you take any action that causes your guarantee premiums to change.


PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks, "earlier in this prospectus);

..   you terminate any additional benefit riders, including the Incentive Term rider;

..   the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a distribution from the policy to avoid such disqualification; and

..   the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee applies only to your base policy's face amount, and not to the face amount or other coverage under any riders that (as noted above) must be terminated when the guarantee is elected. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the result of the calculation under clause
(b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.)

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you are permitted to pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" earlier in this prospectus), except that:

..   We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

..   Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

The election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," earlier in this prospectus. You should consult your tax advisor before making this election.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits made available by rider:

..   term insurance on the insured person (Incentive Term rider) (see "The
    Incentive Term rider" in "About your life insurance benefit" under "Risk/benefit summary: Policy features, benefits and risks")

..   disability waiver benefits

..   accidental death benefit

..   option to purchase additional insurance

..   cost-of-living rider

..   children's term insurance

..   ten-year renewable term insurance on the insured person or an additional insured person

..   enhanced death benefit guarantee (see "Enhanced death benefit guarantee" in
    "You can guarantee that your policy will not

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS terminate before a certain date" under "Risk/benefit summary: Policy features, benefits and risks")

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider (see "You can change your policy's insured person" under "More information about procedures that apply to your policy")

..   waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations)

..   living benefits rider

..   accounting benefit endorsement (see below)

..   paid up death benefit guarantee (see "Paid up death benefit guarantee"
    earlier in this section)

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these riders may be selected only at the time your policy is issued. Some benefits may not be available in your state. Some benefits are not available in combination with others. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

ACCOUNTING BENEFIT ENDORSEMENT

Subject to the conditions discussed below, AXA Equitable offered an Endorsement to your policy (the "Endorsement") that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement was offered where the following conditions were met:

..   policies are corporately owned, or were "split-dollar" cases that are collaterally assigned to the company;

..   the persons proposed to be insured were deemed by us to be "highly compensated" individuals;

..   the minimum initial premium under each policy was remitted to AXA Equitable by the employer; and

..   the aggregate annualized first year planned periodic premium was at least
    $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies were issued.

Eligible cases were issued with the accounting benefit endorsement unless the policy owner requested us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policy owners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

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SURRENDER IN POLICY  PERCENT OF PREMIUM PERCENT OF SURRENDER
       YEAR          DEDUCTION REFUNDED CHARGES WAIVED
------------------------------------------------------------
        1                   100%                100%
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        2                    67%                 80%
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        3                    33%                 60%
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        4                     0%                 40%
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        5                     0%                 20%
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   6 and later                0%                  0%
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For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

..   67% of the charges that had been deducted from premiums (i.e., the sales charge); and

..   80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced. Nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy. Nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher alternative death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

Face amount increases (if available under your policy) will not be approved while the endorsement is in effect. We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than six years. This is added to the account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options (not including any value we are holding as collateral for any policy loans). The percentage credit is currently at an annual rate of 0.60% beginning in the policy's seventh year. This credit is not guaranteed.

VARIATIONS AMONG INCENTIVE LIFE(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(R). We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. AXA Equitable or your financial professional can provide you with samples of such contracts on request.

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YOU CAN CHOOSE TO HAVE THE PROCEEDS FROM THE POLICY'S LIFE INSURANCE BENEFIT PAID UNDER ONE OF OUR PAYMENT OPTIONS, RATHER THAN AS A SINGLE SUM.
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If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


A beneficiary residing outside of the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.


If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the premiums paid. In some states, we will adjust this amount for any investment performance (whether positive or negative).

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states or situations, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value or if your policy is terminated without value at the end of a grace period before the end of the fifteenth policy year, or within the first 15 years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $2.91 and $12.99 per $1,000 of initial base policy face amount, and between $3.53 and $12.99 per $1,000 of base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year beginning in the ninth policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below) or if your policy is terminated without value at the end of a grace period. They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount or if your policy is terminated without value at the end of a grace period are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy or if it terminates without value in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or if the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month for adults (issue age 18 and older) or $10 each policy month in the first two policy years for children. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $8 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0 - 17, an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th birthday, we will send a notice to the policy owner giving the policy owner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policy-owner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Administrative Office by the policy anniversary date nearest the insured's 18th birthday, tobacco user rates will apply. The policy owner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

You may ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued. For information concerning possible limitations due to tobacco use status changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria. For more information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. For this purpose, the face amount is the sum of the base policy face amount and the Incentive Term rider face amount (if applicable). Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $200,000 and higher, and further reduced for face amounts of $2,000,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in the face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a daily charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a daily charge at an annual rate of 0.60% of the value in your policy's variable investment options for mortality and expense risks. We reserve the right to increase or decrease this charge in the future, although it will never exceed 0.90%.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The maximum loan interest spread is 2%. We may, however, increase the loan interest spread higher than 2% as a result of changes in the tax laws which increase our expenses. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.71 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.08. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the 10 year renewable term rider, we will deduct an amount between $0.007 and $0.22. If you choose the cost of living rider, we will deduct an amount between $0.003 and $0.06. These amounts are in addition to the charges for the riders themselves.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. ACCIDENTAL DEATH BENEFIT RIDER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.08 and $0.44 per $1,000 of rider benefit amount.

.. COST OF LIVING RIDER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.004 and $0.08 per $1,000 of base policy face amount.

.. 10 YEAR RENEWABLE TERM INSURANCE ON THE INSURED PERSON OR AN ADDITIONAL INSURED PERSON. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.09 and $4.50 per $1,000 of rider benefit amount.

.. INCENTIVE TERM RIDER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect but not beyond the policy anniversary when the insured person is attained age 100. This amount is between $0.06 and $83.34 per $1,000 of rider death benefit on a guaranteed basis. For most insured persons at most ages, the current monthly charges for this rider are lower than the maximum monthly charges. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

.. ENHANCED DEATH BENEFIT GUARANTEE. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect but not beyond the policy anniversary when the insured person is attained age
100. This amount is $0.02 per $1,000 of base policy face amount.

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (not applicable to all portfolios).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   changes in form of death benefit payment

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   termination of enhanced death benefit guarantee

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer averaging service (dollar cost averaging service) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the Guaranteed Interest Account.


We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless
(1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS


CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."


We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

NOTE: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy's insured person. For further information, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics and may result in a loss of any death benefit guarantees. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance. See "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.



GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing service will terminate if either (2) or (3) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

                     MORE INFORMATION ABOUT OTHER MATTERS

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

..   change of beneficiary(ies)


For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.


If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com (for those outside the U.S.) Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website, or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m.

                     MORE INFORMATION ABOUT OTHER MATTERS

Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life(R) from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

                     MORE INFORMATION ABOUT OTHER MATTERS

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with all applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.


Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.


As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.


AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive premium-based compensation on a policy in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of the compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.


AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

                     MORE INFORMATION ABOUT OTHER MATTERS

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based compensation to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 94% of the premiums you pay up to one target premium in your policy's first year; plus 3% of all other premiums you pay in your policy's first year; plus 3% of all other premiums you pay in policy years two and later. AXA Equitable may substitute a form of asset-based compensation after the first policy year. AXA Distributors, in turn, pays a portion of the premium-based compensation and/or asset-based compensation (together, "compensation") it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.


These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.

                     MORE INFORMATION ABOUT OTHER MATTERS

Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of Separate Account FP and AXA Equitable

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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2015 (or expected to be incurred in 2016, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses of all of the available Portfolios (based upon the aggregate assets in the Portfolios at the end of 2015). A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Requesting more information

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The Statement of Additional Information ("SAI"), dated May 1, 2016, is incorporated into this prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's website at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number - 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to AXA Equitable            2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2

                                                                      811-04335

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO PROSPECTUS DATED MAY 1, 2016 FOR INCENTIVE LIFE(R) '99 AND TO PROSPECTUS SUPPLEMENTS DATED MAY 1, 2016 FOR INCENTIVE LIFE(R) 2000 AND INCENTIVE LIFE(R) PLUS


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This Supplement concerns an additional investment option under our Incentive Life(R) '99, Incentive Life(R) 2000 and Incentive Life(R) Plus policies ("your policy"). The Market Stabilizer Option(R) ("MSO") is available for investment under your policy, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").


The purpose of this Supplement is solely to add to your base policy prospectus ("Your Policy Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated May 1, 2016. All of the information in Your Policy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to Your Policy Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with Your Policy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to either (i) impose up to a $25 charge for each transfer or (ii) to permit 12 free transfers per policy year and thereafter charge $25 for each transfer, we will never exercise these rights with respect to any transfers into or out of the MSO. The following transfers are not subject to the $25 guaranteed maximum charge nor counted toward the free transfer limit:

..   Transfers of the Segment Maturity Value to the variable investment options, guaranteed interest option ("GIO"; also referred to as the "Guaranteed Interest Account") or to the MSO Holding Account;

..   Transfers from the MSO Holding Account into a new Segment or any variable investment option;

..   Transfers from the variable investment options (also referred to as
    "investment portfolios") to the Unloaned GIO to meet the Charge Reserve Amount requirement.

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" in Your Policy Prospectus:

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 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/
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  MSO VARIABLE INDEX BENEFIT    Upon allocation to MSO Segment          0.75% of policy account value
  CHARGE                                                                allocated
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX SEGMENT    Monthly (during any MSO Segment         Annual % of your Segment Account
  ACCOUNT CHARGE                Term)                                   Value 1.65%/(2)/
-----------------------------------------------------------------------------------------------------------

  MSO LOAN SPREAD               On each policy anniversary (or on loan  2% for New York policies
                                termination, if earlier)                5% for all other policies/(3)/
-----------------------------------------------------------------------------------------------------------

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                before the Segment Term's end
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value," "Segment Distribution Value" and "Early Distribution Adjustment.")
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.



                   EVM 07 (5/16)                      Catalog No. 150048 (5/16)
                   IF/IL99, IL 2000 and IL Plus                          #59973

Your policy's mortality and expense risk charge also applies to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a monthly basis, then the same monthly rate will also be applicable to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a daily basis, then the same daily rate will be applicable to any amounts held in the MSO Holding Account and an equivalent monthly rate will be applicable to the Segment Account Value.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "Managing your allocations" in the Incentive Life(R) 2000 and Incentive Life(R) Plus Prospectus Supplements this section is entitled "How we allocate charges among your investment options" (in the Incentive Life(R) '99 Prospectus):

   Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's Unloaned GIO. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any Segment.) The Charge Reserve Amount at the beginning of any Segment Term is an estimated amount projected to be sufficient to cover monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the Segment Term.

   While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the Unloaned GIO, rather than from the investment options from which those charges otherwise might be deducted. If you have insufficient policy account value in the Unloaned GIO to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction proportionately, based on the current Segment Distribution Values, from any Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

   If we have to make any distribution from a Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in investment options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

   Please refer to the MSO Prospectus for detailed information about the above procedures.

GROWTH CAP RATE AVAILABLE DURING INITIAL YEAR

The section entitled "Growth Cap Rate Available During Initial Year" under "Description of the Market Stabilizer Option" in the MSO Prospectus is deleted in its entirety. All references to a 15% initial year Growth Cap Rate in the MSO Prospectus do not apply if you elect the MSO. The minimum Growth Cap Rate for all contract years is 6%.

IMPACT OF MSO ELECTION ON OTHER POLICY RIDERS AND SERVICES

If you elect to allocate any policy account value to the MSO, other riders and services under your policy may be impacted.

PAID UP DEATH BENEFIT GUARANTEE ENDORSEMENT

If a paid up death benefit guarantee (which may be referred to as a "paid up no lapse guarantee") is included with your policy, and if you elect the paid up death benefit guarantee while any Segment is in effect, the Segment Distribution Value will be used in place of the Segment Account Value in the calculation of your policy account value for purposes of determining the paid up death benefit guarantee face amount. All Segments will be terminated on the effective date of the paid up death benefit guarantee with corresponding Early Distribution Adjustments, and the Segment Distribution Values will be reallocated to the variable investment options available with your policy and to the Unloaned GIO in accordance with your prior directions.

ACCELERATED DEATH BENEFIT RIDER

If an accelerated death benefit rider (which may be referred to as a "total and permanent disability accelerated death benefit rider" or a "limited life expectancy accelerated death benefit rider") is included with your policy, the portion of the cash surrender value that is on lien and is allocated to your values in the variable investment options under your policy and investment in the MSO will be transferred to and maintained as part of the

Unloaned GIO. You may tell us how much of the accelerated payment is to be transferred from your value in each variable investment option and your value in the MSO. Units will be redeemed from each variable investment option sufficient to cover the amount of the accelerated payment that is allocated to it and transferred to the Unloaned GIO. Any portion of the payment allocated to the MSO based on your instructions will be deducted from any value in the MSO Holding Account and the individual Segments on a pro-rata basis, based on any value in the MSO Holding Account and the current Segment Distribution Value of each Segment, and transferred to the Unloaned GIO. Any portion of the payment allocated to an individual Segment will cause a corresponding Early Distribution Adjustment of the Segment Account Value. If you do not tell us how to allocate the payment, or if we cannot allocate it based on your directions, we will allocate it based on our rules then in effect. Allocation rules will be provided upon request. Such transfers will occur as of the date we approve an accelerated death benefit payment; there will be no charge for such transfers.

ENHANCED DEATH BENEFIT GUARANTEE RIDER

If an enhanced death benefit guarantee rider is included with your policy, and if you allocate your net premiums or transfer amounts of your policy to the MSO, the enhanced no lapse guarantee rider must first be terminated. Once terminated, any such enhanced death benefit guarantee rider cannot be restored.

FACE AMOUNT INCREASE ENDORSEMENT, TERM INSURANCE RIDERS, OR COST OF LIVING
RIDERS

If your policy has any of these endorsements or riders that schedule or permit an increase in the face amount of your policy or the face amount of a term insurance rider, or any combination of the two, any such increase during a Segment Term will be subject to the "face amount increases" provision of the MSO rider for purposes of determining the sufficiency of your values in the investment options under your policy including the MSO Holding Account, and the Unloaned GIO, to cover the recalculated Charge Reserve Amount on the effective date of the increase. The same provision will govern the necessity for any transfers to supplement the amount in the Unloaned GIO.

ASSET REBALANCING SERVICE

If you are invested in MSO, you may also elect the Asset Rebalancing Service. However, any amounts allocated to the MSO will not be included in the rebalance transactions. The investment options available to your Asset Rebalancing Service do not include the MSO Holding Account or Segments.


                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.

                        Incentive Life(R) is issued by
    and is a registered trademark of AXA Equitable Life Insurance Company.

Incentive Life(R) '02

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2016


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the Incentive Life(R) '02 policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE(R) '02?

Incentive Life(R) '02 provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
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.. All Asset Aggressive-Alt 25
.. All Asset Growth-Alt 20
.. All Asset Moderate Growth-Alt 15
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Aggressive Allocation/(1)/
.. AXA Conservative Allocation/(1)/
.. AXA Conservative-Plus Allocation/(1)/
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility

.. AXA SmartBeta Equity/(2)/

.. AXA Moderate Allocation/(1)/
.. AXA Moderate-Plus Allocation/(1)/

.. AXA/AB Small Cap Growth

.. AXA/Loomis Sayles Growth
.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index

.. EQ/Convertible Securities/(2)/

.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust

.. MFS(R) Massachusetts Investors Growth Stock

.. Multimanager Aggressive Equity
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.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return

.. T. Rowe Price Equity Income II
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation

.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP

.. VanEck VIP Global Hard Assets Fund

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(1)Also referred to as an "AXA Allocation investment option" in this prospectus.

(2)This variable investment option will be available on or about May 20, 2016, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) decrease the amount of insurance coverage, (5) choose between two life insurance benefit options,
(6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                #26261/AA & ADL

Contents of this Prospectus

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OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with Incentive Life(R) '02 or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

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        1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS  5
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        How you can pay for and contribute to your policy             5
        The minimum amount of premiums you must pay                   5
        You can guarantee that your policy will not terminate
          before a certain date                                       6
        You can elect a "paid up" death benefit guarantee             6
        Investment options within your policy                         6
        About your life insurance benefit                             7
        You can decrease your insurance coverage                      7
        You can increase your insurance coverage by purchasing
          another policy                                              8
        Accessing your money                                          8
        Risks of investing in a policy                                8

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        2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY    9
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        Tables of policy charges                                      9
        How we allocate charges among your investment options        11
        Changes in charges                                           11

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        3. WHO IS AXA EQUITABLE?                                     12
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        How to reach us                                              13
        About our Separate Account FP                                13
        Your voting privileges                                       14
        About the Trusts                                             14

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        4. ABOUT THE PORTFOLIOS OF THE TRUSTS                        15
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        Portfolios of the Trusts                                     16

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        5. DETERMINING YOUR POLICY'S VALUE                           24
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        Your account value                                           24


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"We,""our," and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life(R) '02 anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

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        6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS      25
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        Transfers you can make                                       25
        How to make transfers                                        25
        Our automatic transfer service                               25
        Our asset rebalancing service                                25

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        7. ACCESSING YOUR MONEY                                      27
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        Borrowing from your policy                                   27
        Making withdrawals from your policy                          27
        Surrendering your policy for its net cash surrender value    28
        Your option to receive a terminal illness living benefit     28

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        8. TAX INFORMATION                                           29
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        Basic income tax treatment for you and your beneficiary      29
        Tax treatment of distributions to you (loans, partial
          withdrawals, and full surrender)                           29
        Tax treatment of living benefits proceeds                    31
        Business and employer owned policies                         31
        Requirement that we diversify investments                    31
        Estate, gift, and generation-skipping taxes                  31
        Pension and profit-sharing plans                             32
        Split-dollar and other employee benefit programs             32
        ERISA                                                        32
        3.8% Tax on Net Investment Income or "NII"                   32
        Our taxes                                                    32
        When we withhold taxes from distributions                    32
        Possibility of future tax changes and other tax information  33

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        9. MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS       35
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        Alternative higher death benefit in certain cases            35
        Guarantee premium test for no-lapse guarantees               35
        Customer Loyalty Credit                                      36
        Paid up death benefit guarantee                              36
        Other benefits you can add by rider                          36
        Variations among Incentive Life(R) '02 policies              38
        Your options for receiving policy proceeds                   38
        Your right to cancel within a certain number of days         38

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        10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES            39
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        Deducting policy charges                                     39
        Charges that the Trusts deduct                               42

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        11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO  YOUR
          POLICY                                                     43
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        Dates and prices at which policy events occur                43
        Policy issuance                                              43
        Ways to make premium and loan payments                       44
        Assigning your policy                                        44
        You can change your policy's insured person                  44


       Requirements for surrender requests                           45
       Gender-neutral policies                                       45
       Future policy exchanges                                       45

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       12. MORE INFORMATION ABOUT OTHER MATTERS                      46
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       About our general account                                     46
       Transfers of your account value                               46
       Telephone and Internet requests                               47
       Cybersecurity                                                 48
       Suicide and certain misstatements                             48
       When we pay policy proceeds                                   48
       Changes we can make                                           48
       Reports we will send you                                      49
       Distribution of the policies                                  49
       Legal proceedings                                             51

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       13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND  AXA
         EQUITABLE                                                   52
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       14. PERSONALIZED ILLUSTRATIONS                                53
       -----------------------------------------------------------------
       Illustrations of policy benefits                              53

       -----------------------------------------------------------------
       REQUESTING MORE INFORMATION
         Statement of Additional Information
         Table of contents
       -----------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.


                                                               PAGE

            account value                                        5
            Administrative office                               13
            age                                                 44
            Allocation Date                                      6
            alternative death benefit                           35
            amount at risk                                      40
            anniversary                                          5
            assign; assignment                                  44
            automatic transfer service                          25
            AXA Equitable                                       12
            AXA Equitable Access Account                        38
            AXA Financial, Inc.                                 12
            basis                                               30
            beneficiary                                         38
            business day                                        43
            Cash Surrender Value                                28
            Code                                                30
            collateral                                          29
            cost of insurance charge                            40
            cost of insurance rates                             40
            day                                                 43
            default                                              5
            disruptive transfer activity                        46
            extended no-lapse guarantee                          6
            face amount                                          7
            grace period                                         5
            guaranteed interest option                           7
            guarantee premiums                                   6
            Guaranteed Interest Account                          7
            Incentive Life(R) '02                                1
            insured person                                       7
            Internet                                            13
            investment funds                                     7
            investment options                                   6
            issue date                                          44
            lapse                                                5
            loan, loan interest                                 27
            market timing                                       46


                                                              PAGE

            modified endowment contract                         29
            month, year                                         43
            monthly deductions                                  11
            net cash surrender value                            28
            no-lapse guarantee                                   6
            Option A, B                                          7
            our                                                  2
            owner                                                2
            paid up                                           5, 6
            paid up death benefit guarantee                     36
            partial withdrawal                                  28
            payment option                                      38
            planned periodic premium                             5
            policy                                               1
            Portfolio                                            1
            premium payments                                     5
            prospectus                                           1
            rebalancing                                         25
            receive                                             43
            restored, restoration                                6
            riders                                               5
            SEC                                                  1
            Separate Account FP                                 13
            state                                                2
            subaccount                                          13
            surrender                                           28
            surrender charge                                     9
            target premium                                      49
            transfers                                           25
            Trusts                                               1
            units                                               24
            unit values                                         13
            us                                                   2
            variable investment options                          1
            we                                                   2
            withdrawal                                          28
            you, your                                            2

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Policy features, benefits and risks

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Incentive Life(R) '02 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(R) '02 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(R) '02 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(R) '02 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

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YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your policy's account value is high enough that the "alternative higher death benefit" discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, your policy is still within the period of that guarantee, and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below); or

..   you have elected the "paid up" death benefit guarantee and it remains in effect, and you do not have an outstanding loan (see "You can elect a "paid up" death benefit guarantee" below).

("Account value" and "net account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT OR (II) TO MAINTAIN IN EFFECT ONE OF THE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have two options for how long the guarantee will last. The two guarantee options are as follows:

(1)a guarantee for the first five years of your policy (the policy calls this the "no-lapse guarantee")

                                      or

(2)a guarantee of 20 years, but in no case beyond the policy anniversary nearest to the insured's 100th birthday (the policy calls this the "extended no-lapse guarantee").

In some states, these guarantees may be referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no-lapse guarantees" under "More information about policy features and benefits" later in this prospectus), and any policy loan must not exceed the policy account value. Maintaining the extended no-lapse guarantee against policy termination will require you to pay more premiums than maintaining only the five-year guarantee.

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, AND HAVE NO POLICY LOANS, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

In most states, provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted" amount due to exercise of a living benefits rider exceeds your policy's account value, or (ii) you request us to terminate the election. For more information about the circumstances under which you can elect the paid-up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date").

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.). We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

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WE WILL PAY AT LEAST 3% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(R) '02 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $50,000 is the smallest amount of coverage you can request.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. WE ALSO HAVE OPTIONS AVAILABLE FOR THE MANNER IN WHICH WE PAY DEATH BENEFITS (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS).
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                      or

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's account value, in part to meet the Internal Revenue Code's definition of "life insurance." For more information on the alternative higher death benefit and for information on other adjustments to the death benefit, see "More information about policy features and benefits" later in this prospectus.

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION ANY TIME AFTER THE SECOND YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY; HOWEVER CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES AGE 85.
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CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 85.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN DECREASE YOUR INSURANCE COVERAGE

You may request a decrease in your policy's face amount any time after the second year of your policy and before the policy anniversary

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS nearest to the insured's 100th birthday. The requested decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

We can refuse any requested decrease. We will not approve any decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy.

The following additional conditions also apply:

You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. In no event will the surrender charge due exceed your account value less any amounts we are holding to secure policy loans (including any interest on those amounts that have not yet been allocated to the variable investment options). We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

YOU CAN INCREASE YOUR INSURANCE COVERAGE BY PURCHASING ANOTHER POLICY


After the first policy year while this policy is in force and the insured person is not more than attained age 85, and provided that there has been no previous reduction in the face amount, you may ask us to increase the face amount of insurance. You must provide evidence satisfactory to us of the insurability of the insured person. Any increase you ask for must be at least $10,000. If the increase is approved, we will issue a new variable life policy for the amount of the increase. The new policy will be issued for the age and rating class of the insured person on the date of increase, and, if we are no longer issuing Incentive Life(R) '02, will be a variable life policy we are issuing on the date of increase. The new policy will be subject to its own terms and conditions, except that (1) we will waive any portion of the monthly administrative charge for the new policy that is independent of the face amount of insurance; and (2) any reduction in face amount, change in death benefit option, or partial withdrawal may not reduce the face amount of the new policy to less than $10,000.


ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy's account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination or paid-up death benefit guarantee you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the account value, your policy will terminate subject to the policy's Grace Period provision.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

2. Risk/benefit summary: Charges and expenses you will pay

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TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

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TRANSACTION FEES
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 CHARGE                        WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED
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PREMIUM CHARGE                 From each premium              6% of each premium
                                                              payment./(1)/
SURRENDER (TURNING IN) OF      Upon surrender                 Initial surrender charge per
YOUR POLICY DURING ITS FIRST                                  $1,000 of initial base policy
10 YEARS                                                      face amount:/(2)/

                                                              Highest: $30.93

                                                              Lowest: $5.97

                                                              Representative: $13.81/(3)/

REQUEST A DECREASE IN YOUR     Effective date of the decrease A pro rata portion of the
POLICY'S FACE AMOUNT                                          charge that would apply to a
                                                              full surrender at the time of
                                                              the decrease.

TRANSFERS AMONG INVESTMENT     Upon transfer                  $25 per transfer./(4)/
OPTIONS

ADDING A LIVING BENEFITS RIDER At the time of the transaction $100 (if elected after policy issue)

EXERCISE OF OPTION TO RECEIVE  At the time of the transaction $250
A "LIVING BENEFIT"

SPECIAL SERVICES CHARGES

Wire transfer charge/(5)/           At the time of the transaction  Current and Maximum       $90
                                                                    Charge:

Express mail charge/(5)/            At the time of the transaction  Current and Maximum       $35
                                                                    Charge:

Policy illustration charge/(6)/     At the time of the transaction  Current and Maximum       $25
                                                                    Charge:

Duplicate policy charge/(6)/        At the time of the transaction  Current and Maximum       $35
                                                                    Charge:

Policy history charge/(6)(7)/       At the time of the transaction  Current and Maximum       $50
                                                                    Charge:

Charge for returned payments/(6)/   At the time of the transaction  Current and Maximum       $25
                                                                    Charge:
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            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

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PERIODIC CHARGES OTHER THAN
UNDERLYING TRUST PORTFOLIO
OPERATING EXPENSES
-----------------------------------------------------------------------------------------------
 CHARGE                     WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE/(8)/         Monthly           (1) Policy Year           Amount Deducted
                                                           1                         $20
                                                           2+                        $10
                                                                       plus

                                            (2) Charge per $1,000 of initial base policy
                                            face amount during your policy's first ten
                                            years:

                                               Highest: $0.10
                                               Lowest: $0.03
                                               Representative: $0.06/(9)/
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COST OF INSURANCE CHARGE/(8)(10)/  Monthly  Charge per $1,000 of the amount for which we are at risk:/(11)/

                                            Highest: $83.34
                                            Lowest: $0.06
                                            Representative: $0.15/(12)/
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MORTALITY AND EXPENSE  Monthly                            Annual % of your value in our
RISK CHARGE                     Policy Year                variable investment options
                                -----------               -----------------------------

                                  1-15                                0.80%
                                  16+                                 0.50%
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LOAN INTEREST SPREAD/(13)/     On each policy anniversary (or    2% of loan amount./(14)/
                               on loan termination, if earlier)
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OPTIONAL RIDER CHARGES         While the rider is in effect
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CHILDREN'S TERM INSURANCE                                        Charge per $1,000 of
                               Monthly                           rider benefit amount:
                                                                 $0.50
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DISABILITY DEDUCTION WAIVER                                      Percentage of all other
                               Monthly                           monthly charges:

                                                                 Highest: 132%
                                                                 Lowest: 7%
                                                                 Representative: 12%/(15)/
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DISABILITY PREMIUM WAIVER      Monthly                           Charge for disability
                                                                 premium waiver per
                                                                 $1,000 of benefit for
                                                                 which such rider is
                                                                 purchased:/(16)/

                                                                 Initial base policy face amount:/(17)/
                                                                 Highest: $0.76
                                                                 Lowest: $0.02
                                                                 Representative:
                                                                 $0.07/(18)/

                                                                 Option to purchase
                                                                 additional insurance:
                                                                 Highest: $0.08
                                                                 Lowest: $0.02
                                                                 Representative:
                                                                 $0.03/(18)/

                                                                 Children's term
                                                                 insurance:
                                                                 Highest: $0.03
                                                                 Lowest: $0.01
                                                                 Representative:
                                                                 $0.01/(18)/
-------------------------------------------------------------------------------------------------------
OPTION TO PURCHASE ADDITIONAL  Monthly                           Charge per $1,000 of
INSURANCE                                                        rider benefit amount:
                                                                 Highest: $0.17
                                                                 Lowest: $0.04
                                                                 Representative:
                                                                 $0.16/(9)/
-------------------------------------------------------------------------------------------------------

(1)We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% of each premium payment after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY specific characteristics, as well as the policy's face amount, among other factors. Generally, the target premiums per thousand are lower for face amounts of $250,000 and higher. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).
(2)If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).
(3)This representative amount is the rate we guarantee for a representative insured male, non-tobacco user, age 35 at issue.
(4)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(5)Unless you specify otherwise, this charge will be deducted from the amount you request.
(6)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(7)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(8)Not applicable after the insured person reaches age 100.
(9)This representative amount is the rate we guarantee for a representative insured age 35 at issue.
(10)Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.
(11)Our amount "at risk" is the difference between the amount of death benefit and the account value as of the deduction date.
(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male, age 35 at issue in the standard non-tobacco user risk class.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(14)We may, however, increase this charge higher than 2% as a result of changes in the tax laws which increase our expenses.
(15)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue who is not in a rated risk class.
(16)Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, and to any option to purchase additional insurance or children's term insurance riders that you have added to your policy.
(17)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.
(18)This representative amount is the rate we guarantee for a representative insured male, age 35 at issue who is in the non-rated non-tobacco user risk class.
You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


----------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from               Lowest Highest
Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/  0.61%  2.09%
----------------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                               0.61%  1.58%
-----------------------------------------------------------------------------------------------------------------------------



   (*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets VIP Fund.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. Who is AXA Equitable?


--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses

                             WHO IS AXA EQUITABLE?

credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(R) '02 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life(R) '02 and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


PORTFOLIOS OF THE TRUSTS


------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST PORTFOLIO                                                               INVESTMENT MANAGER
 NAME                SHARE CLASS  OBJECTIVE                                    (OR SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE           A        Seeks to achieve long-term capital           .   AXA Equitable Funds Management
  ALLOCATION                      appreciation.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE         A        Seeks to achieve a high level of current     .   AXA Equitable Funds Management
  ALLOCATION                      income.                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                      A        Seeks to achieve current income and          .   AXA Equitable Funds Management
  CONSERVATIVE-PLUS               growth of capital, with a greater                Group, LLC
  ALLOCATION                      emphasis on current income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE             A        Seeks to achieve long-term capital           .   AXA Equitable Funds Management
  ALLOCATION                      appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS        A        Seeks to achieve long-term capital           .   AXA Equitable Funds Management
  ALLOCATION                      appreciation and current income, with a          Group, LLC
                                  greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/              A        Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND               a combination of current income and              Group, LLC
                                  capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH                      capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        A        Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE                       capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025              B        Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION                      consistent with its asset mix. Total return      Group, LLC
                                  includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035              B        Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION                      consistent with its asset mix. Total return      Group, LLC
                                  includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2045              B        Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION                      consistent with its asset mix. Total return      Group, LLC
                                  includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2055              B        Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION                      consistent with its asset mix. Total return      Group, LLC
                                  includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST PORTFOLIO     INVESTMENT MANAGER                       VOLATILITY
 NAME                (OR SUB-ADVISER(S), AS APPLICABLE)       MANAGEMENT
---------------------------------------------------------------------------
AXA AGGRESSIVE       .   AXA Equitable Funds Management       (check mark)
  ALLOCATION             Group, LLC
---------------------------------------------------------------------------
AXA CONSERVATIVE     .   AXA Equitable Funds Management       (check mark)
  ALLOCATION             Group, LLC
---------------------------------------------------------------------------
AXA                  .   AXA Equitable Funds Management       (check mark)
  CONSERVATIVE-PLUS      Group, LLC
  ALLOCATION
---------------------------------------------------------------------------
AXA MODERATE         .   AXA Equitable Funds Management       (check mark)
  ALLOCATION             Group, LLC
---------------------------------------------------------------------------
AXA MODERATE-PLUS    .   AXA Equitable Funds Management       (check mark)
  ALLOCATION             Group, LLC

---------------------------------------------------------------------------
CHARTER/SM/          .   AXA Equitable Funds Management
  MULTI-SECTOR BOND      Group, LLC

---------------------------------------------------------------------------
CHARTER/SM/ SMALL    .   AXA Equitable Funds Management
  CAP GROWTH             Group, LLC
---------------------------------------------------------------------------
CHARTER/SM/ SMALL    .   AXA Equitable Funds Management
  CAP VALUE              Group, LLC
---------------------------------------------------------------------------
TARGET 2025          .   AXA Equitable Funds Management
  ALLOCATION             Group, LLC

---------------------------------------------------------------------------
TARGET 2035          .   AXA Equitable Funds Management
  ALLOCATION             Group, LLC

---------------------------------------------------------------------------
TARGET 2045          .   AXA Equitable Funds Management
  ALLOCATION             Group, LLC

---------------------------------------------------------------------------
TARGET 2055          .   AXA Equitable Funds Management
  ALLOCATION             Group, LLC

---------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                 INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                             SUB-ADVISER(S),             VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)              MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and   AXA Equitable Funds
  AGGRESSIVE - ALT                current income, with a greater emphasis       Management Group, LLC
  25                              on capital appreciation.
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -       IB       Seeks long-term capital appreciation and   AXA Equitable Funds
  ALT 20                          current income.                               Management Group, LLC
----------------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and   AXA Equitable Funds
  MODERATE GROWTH -               current income, with a greater emphasis       Management Group, LLC
  ALT 15                          on current income.
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED          IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.      (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED          IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.      (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED         IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.      (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP         IA       Seeks to achieve long-term growth of       AllianceBernstein L.P.
  GROWTH                          capital.
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY        IA       Seeks to achieve long-term capital         AXA Equitable Funds         (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on risk-        Management Group, LLC
                                  adjusted returns and managing volatility   BlackRock Investment
                                  in the Portfolio.                             Management, LLC
                                                                             Morgan Stanley Investment
                                                                                Management Inc.
                                                                             OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IA       Seeks to achieve long-term growth of       AXA Equitable Funds         (check mark)
  CORE MANAGED                    capital with an emphasis on risk-adjusted     Management Group, LLC
  VOLATILITY                      returns and managing volatility in the     BlackRock Investment
                                  Portfolio.                                    Management, LLC
                                                                             EARNEST Partners, LLC
                                                                             Massachusetts Financial
                                                                                Services Company d/b/a
                                                                                MFS Investment
                                                                                Management
                                                                             Federated Global
                                                                                Investment Management
                                                                                Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.      (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IA       Seeks to provide current income and long-  AXA Equitable Funds         (check mark)
  VALUE MANAGED                   term growth of income, accompanied by         Management Group, LLC
  VOLATILITY                      growth of capital with an emphasis on      BlackRock Investment
                                  risk-adjusted returns and managing            Management, LLC
                                  volatility in the Portfolio.               Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                 INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                             SUB-ADVISER(S),             VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)              MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE       IA       Seeks to achieve long-term growth of       AXA Equitable Funds         (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted     Management Group, LLC
                                  returns and managing volatility in the     BlackRock Investment
                                  Portfolio.                                    Management, LLC
                                                                             Capital Guardian Trust
                                                                                Company
                                                                             Vaughan Nelson Investment
                                                                                Management
                                                                             Thornburg Investment
                                                                                Management, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP            IA       Seeks to provide long-term capital growth  AXA Equitable Funds         (check mark)
  GROWTH MANAGED                  with an emphasis on risk-adjusted returns     Management Group, LLC
  VOLATILITY                      and managing volatility in the Portfolio.  BlackRock Investment
                                                                                Management, LLC
                                                                             Loomis, Sayles &
                                                                                Company, L.P.
                                                                             T. Rowe Price Associates,
                                                                                Inc.
                                                                             Wells Capital Management,
                                                                                Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE      IA       Seeks to achieve long-term growth of       AllianceBernstein L.P.      (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
                                                                             Massachusetts Financial
                                                                                Services Company d/b/a
                                                                                MFS Investment
                                                                                Management
----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES        IB       Seeks to achieve capital appreciation.     Loomis, Sayles & Company,
  GROWTH                                                                        L.P.
----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE        IA       Seeks to achieve long-term capital         AXA Equitable Funds         (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on risk         Management Group, LLC
                                  adjusted returns and managing volatility   BlackRock Investment
                                  in the Portfolio.                             Management, LLC
                                                                             Diamond Hill Capital
                                                                                Management, Inc.
                                                                             Wellington Management
                                                                                Company, LLP
----------------------------------------------------------------------------------------------------------------------
AXA SMARTBETA            IB       Seeks to achieve long-term capital         AXA Rosenberg
  EQUITY/(1)/                     appreciation.                                 Management, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC       IA       Seeks to achieve capital appreciation and  BlackRock Investment
  VALUE EQUITY                    secondarily, income.                          Management, LLC
----------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS       IB       Seeks a combination of growth and          Boston Advisors, LLC
  EQUITY INCOME                   income to achieve an above-average and
                                  consistent total return.
----------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY      IA       Seeks to achieve long-term capital         Calvert Investment
  RESPONSIBLE                     appreciation.                                 Management Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN      IA       Seeks to achieve long-term growth of       Capital Guardian Trust
  RESEARCH                        capital.                                      Company
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                      INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                                  SUB-ADVISER(S),                 VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                       AS APPLICABLE)                  MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK          IA       Seeks to achieve a total return before          AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 3000(R)
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 3000(R) Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/CONVERTIBLE           IB       Seeks a high level of total return.             AXA Equitable Funds
  SECURITIES/(1)/                                                                    Management Group, LLC
                                                                                  Palisade Capital
                                                                                     Management, L.L.C.
-----------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX       IA       Seeks to achieve a total return before          SSgA Funds Management,
                                  expenses that approximates the total return        Inc.
                                  performance of the Barclays Intermediate
                                  U.S. Government/Credit Bond Index,
                                  including reinvestment of dividends, at a risk
                                  level consistent with that of the Barclays
                                  Intermediate U.S. Government/Credit Bond
                                  Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IA       Seeks to achieve a total return before          AllianceBernstein L.P.
                                  expenses that approximates the total
                                  return performance of the Standard &
                                  Poor's 500 Composite Stock Price Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Standard & Poor's 500 Composite Stock
                                  Price Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS         IB       Seeks to achieve capital appreciation.          GAMCO Asset
  AND ACQUISITIONS                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL           IB       Seeks to maximize capital appreciation.         GAMCO Asset
  COMPANY VALUE                                                                      Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS      IA       Seeks to achieve capital growth and             AXA Equitable Funds
                                  current income.                                    Management Group, LLC
                                                                                  BlackRock Investment
                                                                                     Management, LLC
                                                                                  First International Advisors,
                                                                                     LLC
                                                                                  Wells Capital Management,
                                                                                     Inc.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IA       Seeks to achieve a total return before          AXA Equitable Funds
  GOVERNMENT BOND                 expenses that approximates the total return        Management Group, LLC
                                  performance of the Barclays U.S.                SSgA Funds Management,
                                  Intermediate Government Bond Index,                Inc.
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Barclays U.S. Intermediate Government
                                  Bond Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before         AllianceBernstein L.P.
  EQUITY INDEX                    expenses) that approximates the total
                                  return performance of a composite index
                                  comprised of 40% DJ Euro STOXX 50
                                  Index, 25% FTSE 100 Index, 25% TOPIX
                                  Index, and 10% S&P/ASX 200 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  composite index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK      IA       Seeks to achieve capital growth and             Invesco Advisers, Inc.
                                  income.
-----------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                       INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                                   SUB-ADVISER(S),             VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                        AS APPLICABLE)              MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE        IA       Seeks to achieve long-term capital               J.P. Morgan Investment
  OPPORTUNITIES                   appreciation.                                       Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IA       Seeks to achieve a total return before           AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000(R)
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve a total return before           SSgA Funds Management,
  INDEX                           expenses that approximates the total                Inc.
                                  return performance of the Russell 1000(R)
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS                   IB       Seeks to achieve capital appreciation.           Massachusetts Financial
  INTERNATIONAL                                                                       Services Company d/b/a
  GROWTH                                                                              MFS Investment
                                                                                      Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IA       Seeks to achieve a total return before           SSgA Funds Management,
                                  expenses that approximates the total return         Inc.
                                  performance of the Standard & Poor's Mid
                                  Cap 400 Index, including reinvestment of
                                  dividends, at a risk level consistent with that
                                  of the Standard & Poor's Mid Cap 400
                                  Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(2)/     IA       Seeks to obtain a high level of current          The Dreyfus Corporation
                                  income, preserve its assets and maintain
                                  liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY        IA       Seeks to achieve capital growth.                 Morgan Stanley Investment
  MID CAP GROWTH                                                                      Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA           IA       Seeks to generate a return in excess of          Pacific Investment
  SHORT BOND                      traditional money market products while             Management Company LLC
                                  maintaining an emphasis on preservation
                                  of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS     IA       Seeks to achieve high current income             AllianceBernstein L.P.
                                  consistent with moderate risk to capital.        AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                   Pacific Investment
                                                                                      Management Company LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY         IA       Seeks to replicate as closely as possible        AllianceBernstein L.P.
  INDEX                           (before expenses) the total return of the
                                  Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IA       Seeks to achieve long-term capital               T. Rowe Price Associates,
  GROWTH STOCK                    appreciation and secondarily, income.               Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND        IB       Seeks to achieve total return through            UBS Global Asset
  INCOME                          capital appreciation with income as a               Management (Americas)
                                  secondary consideration.                            Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO           IA       Seeks to achieve long-term capital               Wells Capital Management,
  OMEGA GROWTH                    growth.                                             Inc.
--------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                              SUB-ADVISER(S),                 VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)                  MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IA       Seeks to achieve long-term growth of        AllianceBernstein L.P.
  AGGRESSIVE EQUITY               capital.                                    AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                              ClearBridge Investments,
                                                                                 LLC
                                                                              Scotia Institutional Asset
                                                                                 Management US, Ltd.
                                                                              T. Rowe Price Associates,
                                                                                 Inc.
                                                                              Westfield Capital
                                                                                 Management Company,
                                                                                 L.P.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        IA       Seeks to achieve a balance of high current  AXA Equitable Funds
  BOND                            income and capital appreciation,               Management Group, LLC
                                  consistent with a prudent level of risk.    BlackRock Financial
                                                                                 Management, Inc.
                                                                              DoubleLine Capital LP
                                                                              Pacific Investment
                                                                                 Management Company LLC
                                                                              SSgA Funds Management,
                                                                                 Inc.
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IA       Seeks to achieve long-term growth of        AllianceBernstein L.P.
  CAP GROWTH                      capital.                                    AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                              BlackRock Investment
                                                                                 Management, LLC
                                                                              Franklin Advisers, Inc.
                                                                              Wellington Management
                                                                                 Company, LLP
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IA       Seeks to achieve long-term growth of        AXA Equitable Funds
  CAP VALUE                       capital.                                       Management Group, LLC
                                                                              BlackRock Investment
                                                                                 Management, LLC
                                                                              Diamond Hill Capital
                                                                                 Management, Inc.
                                                                              Lord, Abbett & Co. LLC
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IA       Seeks to achieve long-term growth of        Allianz Global Investors U.S.
  TECHNOLOGY                      capital.                                       LLC
                                                                              AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                              SSgA Funds Management,
                                                                                 Inc.
                                                                              Wellington Management
                                                                                 Company, LLP
-------------------------------------------------------------------------------------------------------------------------


 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER
 FUNDS) -- SERIES II                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Invesco Asset Management
                                                                                   Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.


---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company
------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
-------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS
 TRUST -- CLASS 2                                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.  .   Waddell & Reed Investment
  CAP GROWTH                                                    Management Company
                                                                (WRIMCO)
------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.  .   Waddell & Reed Investment
  SCIENCE AND                                                   Management Company
  TECHNOLOGY                                                    (WRIMCO)
------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.  .   Waddell & Reed Investment
  CAP GROWTH                                                    Management Company
                                                                (WRIMCO)
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST --                                                             INVESTMENT MANAGER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------


(1)This Portfolio will be available on or about May 20, 2016, subject to regulatory approval.
(2)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in
(iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net account value" is the total of (i) and
(ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your account value is subject to certain charges discussed in "Risk/ benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT, AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.


CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.


See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to online transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or


..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.


For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.


This service terminates when the EQ/Money Market option is depleted. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.


We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. The guaranteed interest option is not an available investment option with the asset rebalancing service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a terminal illness living benefit" below.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.


LOAN INTEREST we charge. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.


Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we first offered Incentive Life(R) '02 policies in 2002, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause any other guarantee against lapse to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

                             ACCESSING YOUR MONEY

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or because it could result in a no-lapse guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(R) '02 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.


The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, or selection of additional rider benefits or certain other changes.


If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.


A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax

                                TAX INFORMATION
adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.


If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.


Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.


You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

                                TAX INFORMATION

TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person, however, if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


TAX SHELTER REGULATIONS. Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.45 million in 2016). A portability rule generally permits a surviving spouse to elect to carryover the unused portion of their deceased spouse's exclusion amount.

                                TAX INFORMATION

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2016, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5.45 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable

                                TAX INFORMATION
transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S. source income. We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Even though this section in the prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary
(CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings changes and a request for a substitution of the insured will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.


For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.


You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these

                                TAX INFORMATION
investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More information about policy features and benefits

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ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

The basic Option A and Option B death benefits are described under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus.

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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                           AGE:*                             40 AND UNDER 45    50          55   60   65
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   %:                                                            250%     215%     185%     150% 130% 120%
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 AGE:                                                              70     75-95 99 AND OVER
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   %:                                                            115%     105%     101%
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*  For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life(R) '02 policy to satisfy the definition of "life insurance contract" under
Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life(R) '02 policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" earlier in this prospectus.

GUARANTEE PREMIUM TEST FOR NO-LAPSE GUARANTEES


We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these two guarantees as our "no-lapse guarantee" and our "extended no-lapse guarantee," and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/ benefit summary: Policy features, benefits and risks," earlier in this prospectus.


GUARANTEE PREMIUM TEST. If your policy's net account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either the no-lapse guarantee or extended no-lapse guarantee that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the no-lapse or extended no-lapse guarantees, we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the no-lapse or extended no-lapse guarantees is set forth in your policy on a monthly basis if that guarantee is available to you.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy changes, or a rider is added or eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

CUSTOMER LOYALTY CREDIT

Effective as of your policy monthly anniversary in May 2012, we provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The credit will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options (not including any value we are holding as collateral for any policy loans).

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   you terminate any additional benefit riders to your policy;

..   the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a distribution from the policy to avoid such disqualification; and

..   the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The paid up death benefit guarantee applies only to your base policy's face amount, and not to other coverage under any riders that (as noted above) must be terminated when the guarantee is elected. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the result of the calculation under clause
(b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.)

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you are permitted to pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" earlier in this prospectus), except that:

..   We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

..   Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

The election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," earlier in this prospectus. You should consult your tax advisor before making this election.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits made available by rider:

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0 - 59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   disability premium waiver -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater and if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS insured's age 65 or the termination of disability. Issue ages are 0 - 59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows the policy owner to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0 - 37.

..   children's term insurance -- This rider provides term insurance on the life of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the issue ages of 17 and 55.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy")

..   waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations) -- This endorsement waives the surrender charges otherwise applicable upon surrender or reduction in the face amount any time there is no Federal Estate Tax in effect, beginning in 2011. (This benefit is not available for policies issued on or after February 1, 2006.)

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money")

..   accounting benefit endorsement (see below)

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section)

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of adding or deleting riders or changing the death benefits under a rider.

ACCOUNTING BENEFIT ENDORSEMENT

Subject to the conditions discussed below, AXA Equitable offered an endorsement to your policy (the "Endorsement") that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement was offered where the following conditions were met:

..   policies were corporately owned, or are "split-dollar" cases that are collaterally assigned to the company;

..   the persons proposed to be insured were deemed by us to be "highly compensated" individuals;

..   the minimum initial premium under each policy was remitted to AXA Equitable by the employer; and

..   the aggregate annualized first year planned periodic premium was at least
    $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies were issued.

Eligible cases were issued with the accounting benefit endorsement unless the policy owner requested us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policy owners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

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SURRENDER IN POLICY  PERCENT OF PREMIUM PERCENT OF SURRENDER
       YEAR          DEDUCTION REFUNDED    CHARGES WAIVED
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        1                   100%                100%
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        2                   67%                 80%
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        3                   33%                 60%
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        4                    0%                 40%
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        5                    0%                 20%
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   6 and later               0%                  0%
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For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

..   67% of the charges that had been deducted from premiums (i.e., the sales charge); and

..   80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.

VARIATIONS AMONG INCENTIVE LIFE(R) '02 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life(R) '02 where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(R) '02. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. AXA Equitable or your financial professional can provide you with samples of such contracts on request.

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YOU CAN CHOOSE TO HAVE THE PROCEEDS FROM THE POLICY'S LIFE INSURANCE BENEFIT PAID UNDER ONE OF OUR PAYMENT OPTIONS, RATHER THAN AS A SINGLE SUM.
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If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


A beneficiary residing outside of the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.


If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by mailing it to our Administrative Office with a written request to cancel within 10 days after you receive it (or such longer period as required under state law). Your cancellation request must be postmarked within 10 days of receipt and your coverage will terminate as of the date of the postmark.

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the date the policy was returned, plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest.

Your policy will set forth the length of your "free look" period.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. We may increase this charge higher than 6% however, as a result of changes in the tax laws which increase our expenses. Currently, we reduce this charge to 3% after an amount equal to ten "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. Generally, the target premiums per thousand are lower for face amounts of $250,000 and higher. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $5.97 and $30.93 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year beginning after the sixth policy year until it reaches zero in the twelfth month of policy year 10. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus).

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first 10 policy years, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit,"

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $8 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. In addition, we deduct between $0.03 and $0.10 per $1,000 of your initial base policy face amount at the beginning of each policy month in the first ten policy years. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '02 policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '02 policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured's cost of insurance rate is not based on that insured's status as a tobacco user or non-tobacco

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES user. We offer non-tobacco rates for ages 18 and above only. Approximately 60 days prior to the policy anniversary date nearest the insured's 18th birthday, we will send a notice to the policy owner giving the policy owner the opportunity to obtain non-tobacco rates by sending the form back to us with a certification, signed by the policy owner and the insured, that the insured has not used tobacco products in the last 12 months. If the properly completed form is not received by our Administrative Office by the policy anniversary date nearest the insured's 18th birthday, tobacco user rates will apply. The policy owner, thereafter, may apply for non-tobacco user rates subject to our underwriting rules in effect at that time.

You may ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any ratings changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher, and further reduced for face amounts of $2,000,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in the face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

During the first fifteen years, we deduct a monthly charge at an annual rate of 0.80% of the value in your policy's variable investment options up to $250,000, 0.70% of the value over $250,000 and up to $2 million, and 0.60% of the value over $2 million. In policy year 16 and thereafter, we deduct a monthly charge at an annual rate of 0.30% of the value in your policy's variable investment options up to $250,000 and 0.20% of the value in your policy's variable investment options over $250,000. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.80% during the first fifteen policy years or 0.50% thereafter. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The maximum loan interest spread is 2%. We may, however, increase the loan interest spread higher than 2% as a result of changes in the tax laws which increase our expenses. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.76 per $1,000 of initial base policy face amount. If you also select certain of the other optional riders available under your policy, we will deduct additional

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.08. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. These amounts are in addition to the charges for the riders themselves.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (not applicable to all portfolios).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   changes in form of death benefit payment

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar cost averaging service) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the Guaranteed Interest Account.


We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless
(1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; age at issue. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS


CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."


We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

NOTE: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy's insured person. For further information, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics and may result in a loss of the no-lapse guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance. See "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.



GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(R) '02 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(R) '02 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(R) '02 policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing service will terminate if either (2) or (3) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

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We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S., if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

..   change of beneficiary(ies)


For security purposes, all telephone requests are automatically taperecorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.


If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com (for those outside the U.S.) Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During

                     MORE INFORMATION ABOUT OTHER MATTERS
times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life(R) '02 from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

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Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.


Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.


As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive premium-based compensation on a policy in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals

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and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based compensation to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 99% of the premiums you pay up to one target premium in your policy's first two year; plus 3% of all other premiums you pay in your policy's first year; plus 3% of all other premiums you pay in policy years two and later. AXA Equitable may substitute a form of asset-based compensation after the first policy year. AXA Distributors, in turn, pays a portion of the premium-based compensation and/or asset-based compensation (together, "compensation") it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.

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Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of Separate Account FP and AXA Equitable

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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2015 (or expected to be incurred in 2016, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2015. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Requesting more information

--------------------------------------------------------------------------------



The Statement of Additional Information ("SAI"), dated May 1, 2016, is incorporated into this prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC, 28201-1047 The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.

You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to AXA Equitable            2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2

                                                                      811-04335

Incentive Life(R) '02
Incentive Life(R)

Individual flexible premium variable life insurance policies issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.



STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life(R) '02 and Incentive Life(R) prospectuses, dated May 1, 2016. Those prospectuses provide detailed information concerning the policies and the variable investment options, as well as the guaranteed interest option, that fund the policies. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of each prospectus is available free of charge by writing the Administrative office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 (for U.S. residents) or 1-704-341-7000
(outside of the U.S.) through our AXA Equitable interactive telephone service, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Ways we pay policy proceeds                        2

             Distribution of the policies                       2

             Underwriting a policy                              2

             Insurance regulation that applies to AXA Equitable 2

             Custodian and independent registered public
               accounting firm                                  2

             Financial statements                               2


Copyright 2016. AXA Equitable Life Insurance Company, New York, New York 10104.

All rights reserved. Incentive Life(R) '02 and Incentive Life(R) are registered service marks of AXA Equitable Life Insurance Company.


                                                                         #69592

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2015, 2014 and 2013, AXA Advisors was paid an administrative services fee of $0, $325,380 and $325,380, respectively. AXA Equitable paid AXA Advisors as the distributors of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP $560,399,960 in 2015, $571,445,806 in 2014 and $577,490,356 in 2013. Of these amounts, for each of these three years, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors, (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013. Of these amounts, for each of these three years, AXA Distributors (or EDI, as applicable) retained $0, $0 and $16,033,494, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 1980 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Department of Financial Services. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015..............  F-3
   Statements of Operations for the Year Ended December 31, 2015........ F-35
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014......................................... F-54
   Notes to Financial Statements........................................ F-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013...................................  F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013......................................................  F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................  F-6
   Notes to Consolidated Financial Statements...........................  F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015


                                                                                            ALL ASSET
                                                            ALL ASSET        ALL ASSET       MODERATE    AMERICAN CENTURY VP
                                                        AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15* MID CAP VALUE FUND
                                                        ------------------ -------------- -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $4,685,801      $17,513,641     $5,896,538       $33,846,829
Receivable for shares of the Portfolios sold...........             --               --             --           264,222
Receivable for policy-related transactions.............          7,959            2,403         17,745                --
                                                            ----------      -----------     ----------       -----------
   Total assets........................................      4,693,760       17,516,044      5,914,283        34,111,051
                                                            ----------      -----------     ----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          7,945            2,403         17,740                --
Payable for policy-related transactions................             --               --             --           264,222
                                                            ----------      -----------     ----------       -----------
   Total liabilities...................................          7,945            2,403         17,740           264,222
                                                            ----------      -----------     ----------       -----------
NET ASSETS.............................................     $4,685,815      $17,513,641     $5,896,543       $33,846,829
                                                            ==========      ===========     ==========       ===========

NET ASSETS:
Accumulation unit values...............................     $4,685,815      $17,513,243     $5,896,543       $33,841,651
Retained by AXA Equitable in Separate Account FP.......             --              398             --             5,178
                                                            ----------      -----------     ----------       -----------
TOTAL NET ASSETS.......................................     $4,685,815      $17,513,641     $5,896,543       $33,846,829
                                                            ==========      ===========     ==========       ===========

Investments in shares of the Portfolios, at cost.......     $5,035,324      $18,772,331     $6,221,963       $33,890,660
The Portfolios shares held
   Class B.............................................        422,044          979,521        564,430                --
   Class II............................................             --               --             --         1,839,502
   Class 4.............................................             --               --             --                --

                                                            AMERICAN FUNDS
                                                         INSURANCE SERIES(R)      AMERICAN FUNDS
                                                             GLOBAL SMALL       INSURANCE SERIES(R)
                                                        CAPITALIZATION FUND/SM/  NEW WORLD FUND(R)
                                                        ----------------------  -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.       $3,590,737            $6,031,453
Receivable for shares of the Portfolios sold...........               --                    --
Receivable for policy-related transactions.............              231                10,756
                                                              ----------            ----------
   Total assets........................................        3,590,968             6,042,209
                                                              ----------            ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              231                10,707
Payable for policy-related transactions................               --                    --
                                                              ----------            ----------
   Total liabilities...................................              231                10,707
                                                              ----------            ----------
NET ASSETS.............................................       $3,590,737            $6,031,502
                                                              ==========            ==========

NET ASSETS:
Accumulation unit values...............................       $3,590,489            $6,031,501
Retained by AXA Equitable in Separate Account FP.......              248                     1
                                                              ----------            ----------
TOTAL NET ASSETS.......................................       $3,590,737            $6,031,502
                                                              ==========            ==========

Investments in shares of the Portfolios, at cost.......       $3,917,875            $6,967,333
The Portfolios shares held
   Class B.............................................               --                    --
   Class II............................................               --                    --
   Class 4.............................................          148,931               322,710

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA 400 MANAGED AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                        --------------- --------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $3,159,975      $5,680,004       $2,283,928     $134,821,390
Receivable for shares of the Portfolios sold...........           --              --               --           42,043
Receivable for policy-related transactions.............          280             599            1,795               --
                                                          ----------      ----------       ----------     ------------
   Total assets........................................    3,160,255       5,680,603        2,285,723      134,863,433
                                                          ----------      ----------       ----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          250             548            1,774               --
Payable for policy-related transactions................           --              --               --           42,043
                                                          ----------      ----------       ----------     ------------
   Total liabilities...................................          250             548            1,774           42,043
                                                          ----------      ----------       ----------     ------------
NET ASSETS.............................................   $3,160,005      $5,680,055       $2,283,949     $134,821,390
                                                          ==========      ==========       ==========     ============

NET ASSETS:
Accumulation unit values...............................   $3,160,005      $5,680,055       $2,283,949     $134,771,854
Retained by AXA Equitable in Separate Account FP.......           --              --               --           49,536
                                                          ----------      ----------       ----------     ------------
TOTAL NET ASSETS.......................................   $3,160,005      $5,680,055       $2,283,949     $134,821,390
                                                          ==========      ==========       ==========     ============

Investments in shares of the Portfolios, at cost.......   $3,317,020      $5,571,761       $2,432,576     $135,173,684
The Portfolios shares held
   Class A.............................................           --              --               --        5,607,380
   Class B.............................................      168,502         303,380          134,202        7,551,959

                                                        AXA BALANCED AXA CONSERVATIVE
                                                         STRATEGY*     ALLOCATION*
                                                        ------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $24,206,957    $33,058,345
Receivable for shares of the Portfolios sold...........          --         50,127
Receivable for policy-related transactions.............      30,873             --
                                                        -----------    -----------
   Total assets........................................  24,237,830     33,108,472
                                                        -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      30,873             --
Payable for policy-related transactions................          --         50,127
                                                        -----------    -----------
   Total liabilities...................................      30,873         50,127
                                                        -----------    -----------
NET ASSETS............................................. $24,206,957    $33,058,345
                                                        ===========    ===========

NET ASSETS:
Accumulation unit values............................... $24,206,956    $33,055,654
Retained by AXA Equitable in Separate Account FP.......           1          2,691
                                                        -----------    -----------
TOTAL NET ASSETS....................................... $24,206,957    $33,058,345
                                                        ===========    ===========

Investments in shares of the Portfolios, at cost....... $23,574,368    $34,382,493
The Portfolios shares held
   Class A.............................................          --      2,606,309
   Class B.............................................   1,752,927        953,105

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                        GROWTH STRATEGY*    STRATEGY*          ALLOCATION*
                                                        ---------------- ---------------- ---------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $5,539,156       $2,426,766         $32,007,291
Receivable for shares of the Portfolios sold...........            --               --                  --
Receivable for policy-related transactions.............         1,516               --              33,654
                                                           ----------       ----------         -----------
   Total assets........................................     5,540,672        2,426,766          32,040,945
                                                           ----------       ----------         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         1,516               --              33,654
Payable for policy-related transactions................            --               --                  --
                                                           ----------       ----------         -----------
   Total liabilities...................................         1,516               --              33,654
                                                           ----------       ----------         -----------
NET ASSETS.............................................    $5,539,156       $2,426,766         $32,007,291
                                                           ==========       ==========         ===========

NET ASSETS:
Accumulation unit values...............................    $5,539,150       $2,426,766         $32,004,603
Retained by AXA Equitable in Separate Account FP.......             6               --               2,688
                                                           ----------       ----------         -----------
TOTAL NET ASSETS.......................................    $5,539,156       $2,426,766         $32,007,291
                                                           ==========       ==========         ===========

Investments in shares of the Portfolios, at cost.......    $5,405,259       $2,419,276         $33,121,807
The Portfolios shares held
   Class A.............................................            --               --           1,866,889
   Class B.............................................       421,152          207,070           1,515,747

                                                                                        AXA INTERNATIONAL
                                                         AXA GLOBAL EQUITY  AXA GROWTH    CORE MANAGED
                                                        MANAGED VOLATILITY* STRATEGY*      VOLATILITY*
                                                        ------------------- ----------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $138,554,356     $42,615,016    $60,451,548
Receivable for shares of the Portfolios sold...........              --              --          6,850
Receivable for policy-related transactions.............         127,567         119,741             --
                                                           ------------     -----------    -----------
   Total assets........................................     138,681,923      42,734,757     60,458,398
                                                           ------------     -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         127,567         119,741             --
Payable for policy-related transactions................              --              --          6,850
                                                           ------------     -----------    -----------
   Total liabilities...................................         127,567         119,741          6,850
                                                           ------------     -----------    -----------
NET ASSETS.............................................    $138,554,356     $42,615,016    $60,451,548
                                                           ============     ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $138,512,478     $42,615,016    $60,384,608
Retained by AXA Equitable in Separate Account FP.......          41,878              --         66,940
                                                           ------------     -----------    -----------
TOTAL NET ASSETS.......................................    $138,554,356     $42,615,016    $60,451,548
                                                           ============     ===========    ===========

Investments in shares of the Portfolios, at cost.......    $118,012,935     $40,995,719    $62,551,980
The Portfolios shares held
   Class A.............................................       1,963,319              --      1,572,771
   Class B.............................................       7,614,179       2,759,267      5,054,187

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                            AXA INTERNATIONAL    AXA LARGE     AXA LARGE CAP
                                                         AXA INTERNATIONAL    VALUE MANAGED   CAP CORE MANAGED GROWTH MANAGED
                                                        MANAGED VOLATILITY*    VOLATILITY*      VOLATILITY*     VOLATILITY*
                                                        ------------------- ----------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $1,907,552         $78,588,076      $26,207,406     $240,712,316
Receivable for shares of the Portfolios sold...........             --                  --           11,946               --
Receivable for policy-related transactions.............            253              20,457               --           35,095
                                                            ----------         -----------      -----------     ------------
   Total assets........................................      1,907,805          78,608,533       26,219,352      240,747,411
                                                            ----------         -----------      -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            241              20,457               --           35,066
Payable for policy-related transactions................             --                  --           11,946               --
                                                            ----------         -----------      -----------     ------------
   Total liabilities...................................            241              20,457           11,946           35,066
                                                            ----------         -----------      -----------     ------------
NET ASSETS.............................................     $1,907,564         $78,588,076      $26,207,406     $240,712,345
                                                            ==========         ===========      ===========     ============

NET ASSETS:
Accumulation unit values...............................     $1,907,564         $78,566,207      $26,171,415     $240,592,651
Accumulation nonunitized...............................             --                  --               --               --
Retained by AXA Equitable in Separate Account FP.......             --              21,869           35,991          119,694
                                                            ----------         -----------      -----------     ------------
TOTAL NET ASSETS.......................................     $1,907,564         $78,588,076      $26,207,406     $240,712,345
                                                            ==========         ===========      ===========     ============

Investments in shares of the Portfolios, at cost.......     $2,079,936         $80,113,558      $21,605,461     $152,102,794
The Portfolios shares held
   Class A.............................................             --           1,407,053          475,660        1,529,245
   Class B.............................................        164,370           5,419,838        2,417,226        7,419,394

                                                        AXA LARGE CAP  AXA MID CAP
                                                        VALUE MANAGED VALUE MANAGED
                                                         VOLATILITY*   VOLATILITY*
                                                        ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $378,262,261  $195,057,168
Receivable for shares of the Portfolios sold...........           --            --
Receivable for policy-related transactions.............       53,650       224,357
                                                        ------------  ------------
   Total assets........................................  378,315,911   195,281,525
                                                        ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       16,016       224,357
Payable for policy-related transactions................           --            --
                                                        ------------  ------------
   Total liabilities...................................       16,016       224,357
                                                        ------------  ------------
NET ASSETS............................................. $378,299,895  $195,057,168
                                                        ============  ============

NET ASSETS:
Accumulation unit values............................... $377,978,807  $195,020,631
Accumulation nonunitized...............................      197,360            --
Retained by AXA Equitable in Separate Account FP.......      123,728        36,537
                                                        ------------  ------------
TOTAL NET ASSETS....................................... $378,299,895  $195,057,168
                                                        ============  ============

Investments in shares of the Portfolios, at cost....... $318,802,223  $122,768,205
The Portfolios shares held
   Class A.............................................   17,077,791    12,423,080
   Class B.............................................    8,279,431       814,627

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE   AXA MODERATE   AXA MODERATE-PLUS AXA/AB SMALL
                                                        ALLOCATION*  GROWTH STRATEGY*    ALLOCATION*    CAP GROWTH*
                                                        ------------ ---------------- ----------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $910,231,674   $82,588,080      $412,421,394    $186,772,456
Receivable for shares of the Portfolios sold...........      344,534            --                --         179,874
Receivable for policy-related transactions.............           --        50,576           199,940              --
                                                        ------------   -----------      ------------    ------------
   Total assets........................................  910,576,208    82,638,656       412,621,334     186,952,330
                                                        ------------   -----------      ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        50,576           199,814              --
Payable for policy-related transactions................      934,835            --                --         179,874
                                                        ------------   -----------      ------------    ------------
   Total liabilities...................................      934,835        50,576           199,814         179,874
                                                        ------------   -----------      ------------    ------------
NET ASSETS............................................. $909,641,373   $82,588,080      $412,421,520    $186,772,456
                                                        ============   ===========      ============    ============

NET ASSETS:
Accumulation unit values............................... $906,881,876   $82,588,073      $412,395,816    $186,740,617
Accumulation nonunitized...............................    2,751,139            --                --              --
Retained by AXA Equitable in Separate Account FP.......        8,358             7            25,704          31,839
                                                        ------------   -----------      ------------    ------------
TOTAL NET ASSETS....................................... $909,641,373   $82,588,080      $412,421,520    $186,772,456
                                                        ============   ===========      ============    ============

Investments in shares of the Portfolios, at cost....... $933,156,163   $78,767,066      $412,395,678    $179,168,579
The Portfolios shares held
   Class A.............................................   56,636,233            --        17,533,235       7,342,113
   Class B.............................................   11,237,730     5,548,356        22,192,036       3,738,963
   Class III...........................................           --            --                --              --

                                                        AXA/LOOMIS SAYLES   BLACKROCK GLOBAL
                                                             GROWTH*      ALLOCATION V.I. FUND
                                                        ----------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $25,418,761        $ 9,385,444
Receivable for shares of the Portfolios sold...........         62,406            551,123
Receivable for policy-related transactions.............             --                 --
                                                           -----------        -----------
   Total assets........................................     25,481,167          9,936,567
                                                           -----------        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                 --
Payable for policy-related transactions................         62,406            551,123
                                                           -----------        -----------
   Total liabilities...................................         62,406            551,123
                                                           -----------        -----------
NET ASSETS.............................................    $25,418,761        $ 9,385,444
                                                           ===========        ===========

NET ASSETS:
Accumulation unit values...............................    $25,417,740        $ 9,383,853
Accumulation nonunitized...............................             --                 --
Retained by AXA Equitable in Separate Account FP.......          1,021              1,591
                                                           -----------        -----------
TOTAL NET ASSETS.......................................    $25,418,761        $ 9,385,444
                                                           ===========        ===========

Investments in shares of the Portfolios, at cost.......    $26,205,447        $10,403,608
The Portfolios shares held
   Class A.............................................      1,519,321                 --
   Class B.............................................      2,535,609                 --
   Class III...........................................             --            719,743

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           CHARTER/SM/     CHARTER/SM/ SMALL CHARTER/SM/ SMALL EQ/BLACKROCK BASIC
                                                        MULTI-SECTOR BOND*   CAP GROWTH*       CAP VALUE*        VALUE EQUITY*
                                                        ------------------ ---------------   ---------------   ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $86,602,359       $11,025,562       $26,094,648        $194,843,111
Receivable for shares of the Portfolios sold...........             --             1,810                --             164,696
Receivable for policy-related transactions.............             --                --             1,268                  --
                                                           -----------       -----------       -----------        ------------
   Total assets........................................     86,602,359        11,027,372        26,095,916         195,007,807
                                                           -----------       -----------       -----------        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         11,866                --             1,268                  --
Payable for policy-related transactions................         47,383             1,810                --             164,696
                                                           -----------       -----------       -----------        ------------
   Total liabilities...................................         59,249             1,810             1,268             164,696
                                                           -----------       -----------       -----------        ------------
NET ASSETS.............................................    $86,543,110       $11,025,562       $26,094,648        $194,843,111
                                                           ===========       ===========       ===========        ============

NET ASSETS:
Accumulation unit values...............................    $86,024,782       $11,024,124       $26,039,739        $194,775,830
Accumulation nonunitized...............................        479,006                --                --                  --
Retained by AXA Equitable in Separate Account FP.......         39,322             1,438            54,909              67,281
                                                           -----------       -----------       -----------        ------------
TOTAL NET ASSETS.......................................    $86,543,110       $11,025,562       $26,094,648        $194,843,111
                                                           ===========       ===========       ===========        ============

Investments in shares of the Portfolios, at cost.......    $99,480,089       $ 9,389,456       $22,059,613        $148,353,715
The Portfolios shares held
   Class A.............................................     18,834,712                --           872,670           1,821,766
   Class B.............................................      4,228,196           986,401         1,099,215           7,947,885

                                                        EQ/BOSTON ADVISORS EQ/CALVERT SOCIALLY
                                                          EQUITY INCOME*      RESPONSIBLE*
                                                        ------------------ -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $18,779,463         $1,969,983
Receivable for shares of the Portfolios sold...........         24,827                 --
Receivable for policy-related transactions.............             --              1,343
                                                           -----------         ----------
   Total assets........................................     18,804,290          1,971,326
                                                           -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              1,343
Payable for policy-related transactions................         24,827                 --
                                                           -----------         ----------
   Total liabilities...................................         24,827              1,343
                                                           -----------         ----------
NET ASSETS.............................................    $18,779,463         $1,969,983
                                                           ===========         ==========

NET ASSETS:
Accumulation unit values...............................    $18,778,773         $1,840,332
Accumulation nonunitized...............................             --                 --
Retained by AXA Equitable in Separate Account FP.......            690            129,651
                                                           -----------         ----------
TOTAL NET ASSETS.......................................    $18,779,463         $1,969,983
                                                           ===========         ==========

Investments in shares of the Portfolios, at cost.......    $20,183,310         $1,865,447
The Portfolios shares held
   Class A.............................................        780,666             30,948
   Class B.............................................      2,454,119            148,627

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                                      EQ/GAMCO
                                                        EQ/CAPITAL GUARDIAN   EQ/COMMON      EQ/CORE    EQ/EQUITY    MERGERS AND
                                                             RESEARCH*       STOCK INDEX*  BOND INDEX*  500 INDEX*  ACQUISITIONS*
                                                        ------------------- -------------- ----------- ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $109,079,349     $1,517,499,264 $52,455,328 $710,613,679  $14,417,027
Receivable for shares of the Portfolios sold...........              --                 --          --   11,307,989       64,379
Receivable for policy-related transactions.............         115,126            207,264      90,313           --           --
                                                           ------------     -------------- ----------- ------------  -----------
   Total assets........................................     109,194,475      1,517,706,528  52,545,641  721,921,668   14,481,406
                                                           ------------     -------------- ----------- ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         115,126          1,903,826      90,313           --           --
Payable for policy-related transactions................              --                 --          --   11,280,278       64,379
                                                           ------------     -------------- ----------- ------------  -----------
   Total liabilities...................................         115,126          1,903,826      90,313   11,280,278       64,379
                                                           ------------     -------------- ----------- ------------  -----------
NET ASSETS.............................................    $109,079,349     $1,515,802,702 $52,455,328 $710,641,390  $14,417,027
                                                           ============     ============== =========== ============  ===========

NET ASSETS:
Accumulation unit values...............................    $108,942,544     $1,512,075,188 $52,438,242 $710,110,485  $14,416,329
Accumulation nonunitized...............................              --          3,703,197          --      487,238           --
Retained by AXA Equitable in Separate Account FP.......         136,805             24,317      17,086       43,667          698
                                                           ------------     -------------- ----------- ------------  -----------
TOTAL NET ASSETS.......................................    $109,079,349     $1,515,802,702 $52,455,328 $710,641,390  $14,417,027
                                                           ============     ============== =========== ============  ===========

Investments in shares of the Portfolios, at cost.......    $ 75,333,910     $1,129,481,794 $53,416,142 $530,134,428  $14,719,220
The Portfolios shares held
   Class A.............................................         700,223         51,629,728   2,972,660   15,065,409       55,297
   Class B.............................................       4,470,975          7,054,639   2,340,177    5,567,594    1,089,657

                                                        EQ/GAMCO SMALL
                                                        COMPANY VALUE*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $143,948,905
Receivable for shares of the Portfolios sold...........        61,915
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   144,010,820
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................        61,915
                                                         ------------
   Total liabilities...................................        61,915
                                                         ------------
NET ASSETS.............................................  $143,948,905
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $143,947,551
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......         1,354
                                                         ------------
TOTAL NET ASSETS.......................................  $143,948,905
                                                         ============

Investments in shares of the Portfolios, at cost.......  $128,366,996
The Portfolios shares held
   Class A.............................................        94,770
   Class B.............................................     2,822,811

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        EQ/GLOBAL   EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INVESCO
                                                        BOND PLUS*  GOVERNMENT BOND*  EQUITY INDEX*   COMSTOCK*
                                                        ----------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,020,519   $84,477,831      $285,203,249   $23,947,435
Receivable for shares of the Portfolios sold...........          --            --                --        91,872
Receivable for policy-related transactions.............      41,234     1,447,066                --            --
                                                        -----------   -----------      ------------   -----------
   Total assets........................................  17,061,753    85,924,897       285,203,249    24,039,307
                                                        -----------   -----------      ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      41,234     1,699,778            34,175            --
Payable for policy-related transactions................          --            --            51,821        91,872
                                                        -----------   -----------      ------------   -----------
   Total liabilities...................................      41,234     1,699,778            85,996        91,872
                                                        -----------   -----------      ------------   -----------
NET ASSETS............................................. $17,020,519   $84,225,119      $285,117,253   $23,947,435
                                                        ===========   ===========      ============   ===========

NET ASSETS:
Accumulation unit values............................... $17,019,608   $84,124,230      $284,771,369   $23,941,482
Accumulation nonunitized...............................          --        83,155           283,862            --
Retained by AXA Equitable in Separate Account FP.......         911        17,734            62,022         5,953
                                                        -----------   -----------      ------------   -----------
TOTAL NET ASSETS....................................... $17,020,519   $84,225,119      $285,117,253   $23,947,435
                                                        ===========   ===========      ============   ===========

Investments in shares of the Portfolios, at cost....... $18,764,826   $83,409,706      $331,196,939   $24,169,223
The Portfolios shares held
   Class A.............................................     967,218     6,405,352        27,640,054       889,677
   Class B.............................................     957,232     1,824,995         6,346,623       846,197

                                                            EQ/JPMORGAN      EQ/LARGE CAP
                                                        VALUE OPPORTUNITIES* GROWTH INDEX*
                                                        -------------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $31,835,466      $131,468,171
Receivable for shares of the Portfolios sold...........         129,495           230,667
Receivable for policy-related transactions.............              --                --
                                                            -----------      ------------
   Total assets........................................      31,964,961       131,698,838
                                                            -----------      ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --                --
Payable for policy-related transactions................         129,495           230,667
                                                            -----------      ------------
   Total liabilities...................................         129,495           230,667
                                                            -----------      ------------
NET ASSETS.............................................     $31,835,466      $131,468,171
                                                            ===========      ============

NET ASSETS:
Accumulation unit values...............................     $31,738,178      $131,406,029
Accumulation nonunitized...............................              --                --
Retained by AXA Equitable in Separate Account FP.......          97,288            62,142
                                                            -----------      ------------
TOTAL NET ASSETS.......................................     $31,835,466      $131,468,171
                                                            ===========      ============

Investments in shares of the Portfolios, at cost.......     $25,401,315      $108,067,291
The Portfolios shares held
   Class A.............................................         145,693         1,393,731
   Class B.............................................       1,916,000        10,001,725

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                        EQ/MFS                                  EQ/MORGAN
                                                        EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP    EQ/MONEY       STANLEY
                                                        VALUE INDEX*    GROWTH*       INDEX*      MARKET*    MID CAP GROWTH*
                                                        ------------ ------------- ------------ ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $19,576,495   $37,624,667  $110,947,775 $164,068,962   $42,454,695
Receivable for policy-related transactions.............       3,778        11,904        13,515           --         1,603
                                                        -----------   -----------  ------------ ------------   -----------
   Total assets........................................  19,580,273    37,636,571   110,961,290  164,068,962    42,456,298
                                                        -----------   -----------  ------------ ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,778        11,904        13,515    3,204,477         1,603
Payable for policy-related transactions................          --            --            --      225,346            --
                                                        -----------   -----------  ------------ ------------   -----------
   Total liabilities...................................       3,778        11,904        13,515    3,429,823         1,603
                                                        -----------   -----------  ------------ ------------   -----------
NET ASSETS............................................. $19,576,495   $37,624,667  $110,947,775 $160,639,139   $42,454,695
                                                        ===========   ===========  ============ ============   ===========

NET ASSETS:
Accumulation unit values............................... $19,563,050   $37,624,456  $110,926,489 $160,225,139   $42,454,011
Accumulation nonunitized...............................          --            --            --      399,908            --
Retained by AXA Equitable in Separate Account FP.......      13,445           211        21,286       14,092           684
                                                        -----------   -----------  ------------ ------------   -----------
TOTAL NET ASSETS....................................... $19,576,495   $37,624,667  $110,947,775 $160,639,139   $42,454,695
                                                        ===========   ===========  ============ ============   ===========

Investments in shares of the Portfolios, at cost....... $18,324,841   $37,870,066  $ 81,228,978 $164,071,519   $45,027,079
The Portfolios shares held
   Class A.............................................   1,291,585            --     2,190,371  119,426,001     1,242,389
   Class B.............................................   1,233,912     5,759,587     6,454,175   44,583,652     1,356,010

                                                        EQ/PIMCO ULTRA
                                                         SHORT BOND*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $33,788,100
Receivable for policy-related transactions.............       22,877
                                                         -----------
   Total assets........................................   33,810,977
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       22,877
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       22,877
                                                         -----------
NET ASSETS.............................................  $33,788,100
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $33,786,076
Accumulation nonunitized...............................           --
Retained by AXA Equitable in Separate Account FP.......        2,024
                                                         -----------
TOTAL NET ASSETS.......................................  $33,788,100
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $34,366,960
The Portfolios shares held
   Class A.............................................    1,665,994
   Class B.............................................    1,788,178

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH EQ/WELLS FARGO
                                                        BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*   OMEGA GROWTH*
                                                        ----------- -------------- ---------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,040,836  $71,357,715     $83,752,029     $12,167,265   $84,147,622
Receivable for shares of the Portfolios sold...........          --           --              --              --       689,838
Receivable for policy-related transactions.............          --       19,083          68,498           2,548            --
                                                        -----------  -----------     -----------     -----------   -----------
   Total assets........................................  59,040,836   71,376,798      83,820,527      12,169,813    84,837,460
                                                        -----------  -----------     -----------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      10,744       19,083          68,498           2,548            --
Payable for policy-related transactions................       4,896           --              --              --       689,838
                                                        -----------  -----------     -----------     -----------   -----------
   Total liabilities...................................      15,640       19,083          68,498           2,548       689,838
                                                        -----------  -----------     -----------     -----------   -----------
NET ASSETS............................................. $59,025,196  $71,357,715     $83,752,029     $12,167,265   $84,147,622
                                                        ===========  ===========     ===========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $58,938,154  $71,333,656     $83,627,648     $12,167,186   $84,098,127
Accumulation nonunitized...............................      41,512           --              --              --            --
Retained by AXA Equitable in Separate Account FP.......      45,530       24,059         124,381              79        49,495
                                                        -----------  -----------     -----------     -----------   -----------
TOTAL NET ASSETS....................................... $59,025,196  $71,357,715     $83,752,029     $12,167,265   $84,147,622
                                                        ===========  ===========     ===========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $62,012,185  $73,412,921     $63,542,709     $12,277,127   $92,151,693
The Portfolios shares held
   Class A.............................................   4,524,452    4,256,816         114,590              --     1,082,760
   Class B.............................................   2,459,443    2,803,183       2,078,484       1,456,556     6,956,447
   Service Class 2.....................................          --           --              --              --            --

                                                        FIDELITY(R) VIP
                                                         ASSET MANAGER:
                                                        GROWTH PORTFOLIO
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,265,102
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............         5,587
                                                           ----------
   Total assets........................................     1,270,689
                                                           ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         5,587
Payable for policy-related transactions................            --
                                                           ----------
   Total liabilities...................................         5,587
                                                           ----------
NET ASSETS.............................................    $1,265,102
                                                           ==========

NET ASSETS:
Accumulation unit values...............................    $1,264,299
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......           803
                                                           ----------
TOTAL NET ASSETS.......................................    $1,265,102
                                                           ==========

Investments in shares of the Portfolios, at cost.......    $1,136,697
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................            --
   Service Class 2.....................................        67,653

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                          FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP    FIDELITY(R)
                                           CONTRAFUND(R)   EQUITY-INCOME  GOVERNMENT MONEY   VIP GROWTH &   FIDELITY(R) VIP HIGH
                                             PORTFOLIO       PORTFOLIO    MARKET PORTFOLIO INCOME PORTFOLIO   INCOME PORTFOLIO
                                          --------------- --------------- ---------------- ---------------- --------------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
Receivable for shares of the Portfolios
 sold....................................       225,473             --               --              943                 --
Receivable for policy-related
 transactions............................            --             --            8,380               --              1,683
                                            -----------     ----------       ----------       ----------         ----------
   Total assets..........................    86,753,592      1,055,461        1,005,855        7,290,063          3,380,264
                                            -----------     ----------       ----------       ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................            --             --            8,380               --              1,683
Payable for policy-related transactions..       225,473             --               --              943                 --
                                            -----------     ----------       ----------       ----------         ----------
   Total liabilities.....................       225,473             --            8,380              943              1,683
                                            -----------     ----------       ----------       ----------         ----------
NET ASSETS...............................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
                                            ===========     ==========       ==========       ==========         ==========

NET ASSETS:
Accumulation unit values.................   $86,521,344     $1,050,900       $  997,382       $7,288,286         $3,378,456
Retained by AXA Equitable in Separate
 Account FP..............................         6,775          4,561               93              834                125
                                            -----------     ----------       ----------       ----------         ----------
TOTAL NET ASSETS.........................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
                                            ===========     ==========       ==========       ==========         ==========

Investments in shares of the Portfolios,
 at cost.................................   $84,361,750     $1,163,508       $  997,475       $7,375,716         $3,871,097
The Portfolios shares held
   Service Class 2.......................     2,601,567         52,668          997,475          393,156            703,871

                                          FIDELITY(R) VIP
                                          INVESTMENT GRADE
                                           BOND PORTFOLIO
                                          ----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $7,133,949
Receivable for shares of the Portfolios
 sold....................................            --
Receivable for policy-related
 transactions............................       174,387
                                             ----------
   Total assets..........................     7,308,336
                                             ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       174,387
Payable for policy-related transactions..            --
                                             ----------
   Total liabilities.....................       174,387
                                             ----------
NET ASSETS...............................    $7,133,949
                                             ==========

NET ASSETS:
Accumulation unit values.................    $7,133,122
Retained by AXA Equitable in Separate
 Account FP..............................           827
                                             ----------
TOTAL NET ASSETS.........................    $7,133,949
                                             ==========

Investments in shares of the Portfolios,
 at cost.................................    $7,377,294
The Portfolios shares held
   Service Class 2.......................       590,070

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                            FIDELITY(R) VIP                  FRANKLIN RISING
                                           FIDELITY(R) VIP  FIDELITY(R) VIP VALUE STRATEGIES FRANKLIN MUTUAL    DIVIDENDS
                                          MID CAP PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     SHARES VIP FUND    VIP FUND
                                          ----------------- --------------- ---------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
Receivable for shares of the Portfolios
 sold....................................        337,065              --              --           197,468              --
Receivable for policy-related
 transactions............................             --          27,933              --                --          38,045
                                             -----------      ----------        --------       -----------     -----------
   Total assets..........................     21,300,195       1,288,898         333,242        10,549,129      49,561,255
                                             -----------      ----------        --------       -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................             --          27,933              --                --          38,045
Payable for policy-related transactions..        337,065              --              --           197,468              --
                                             -----------      ----------        --------       -----------     -----------
   Total liabilities.....................        337,065          27,933              --           197,468          38,045
                                             -----------      ----------        --------       -----------     -----------
NET ASSETS...............................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
                                             ===========      ==========        ========       ===========     ===========

NET ASSETS:
Accumulation unit values.................    $20,947,483      $1,247,021        $333,016       $10,351,594     $49,522,271
Retained by AXA Equitable in Separate
 Account FP..............................         15,647          13,944             226                67             939
                                             -----------      ----------        --------       -----------     -----------
TOTAL NET ASSETS.........................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
                                             ===========      ==========        ========       ===========     ===========

Investments in shares of the Portfolios,
 at cost.................................    $22,339,532      $1,402,574        $312,679       $10,472,970     $50,302,599
The Portfolios shares held
   Class 2...............................             --              --              --           539,149       2,003,366
   Service Class 2.......................        658,597          95,455          22,762                --              --

                                             FRANKLIN
                                            SMALL CAP
                                          VALUE VIP FUND
                                          --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $5,238,989
Receivable for shares of the Portfolios
 sold....................................           --
Receivable for policy-related
 transactions............................       11,545
                                            ----------
   Total assets..........................    5,250,534
                                            ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       11,545
Payable for policy-related transactions..           --
                                            ----------
   Total liabilities.....................       11,545
                                            ----------
NET ASSETS...............................   $5,238,989
                                            ==========

NET ASSETS:
Accumulation unit values.................   $5,236,430
Retained by AXA Equitable in Separate
 Account FP..............................        2,559
                                            ----------
TOTAL NET ASSETS.........................   $5,238,989
                                            ==========

Investments in shares of the Portfolios,
 at cost.................................   $6,281,940
The Portfolios shares held
   Class 2...............................      296,323
   Service Class 2.......................           --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   GOLDMAN     INVESCO V.I.      INVESCO
                                                             FRANKLIN STRATEGIC SACHS VIT MID   DIVERSIFIED    V.I. GLOBAL
                                                              INCOME VIP FUND   CAP VALUE FUND DIVIDEND FUND REAL ESTATE FUND
                                                             ------------------ -------------- ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $29,160,631      $10,211,424    $3,477,353     $32,762,484
Receivable for shares of the Portfolios sold................             --            6,263        11,970          27,347
Receivable for policy-related transactions..................          9,713               --            --              --
                                                                -----------      -----------    ----------     -----------
   Total assets.............................................     29,170,344       10,217,687     3,489,323      32,789,831
                                                                -----------      -----------    ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          9,713               --            --              --
Payable for policy-related transactions.....................             --            6,263        11,970          27,277
                                                                -----------      -----------    ----------     -----------
   Total liabilities........................................          9,713            6,263        11,970          27,277
                                                                -----------      -----------    ----------     -----------
NET ASSETS..................................................    $29,160,631      $10,211,424    $3,477,353     $32,762,554
                                                                ===========      ===========    ==========     ===========

NET ASSETS:
Accumulation unit values....................................    $29,159,050      $10,210,486    $3,477,345     $32,762,554
Retained by AXA Equitable in Separate Account FP............          1,581              938             8              --
                                                                -----------      -----------    ----------     -----------
TOTAL NET ASSETS............................................    $29,160,631      $10,211,424    $3,477,353     $32,762,554
                                                                ===========      ===========    ==========     ===========

Investments in shares of the Portfolios, at cost............    $33,932,018      $12,403,173    $3,458,360     $32,834,923
The Portfolios shares held
   Class 2..................................................      2,856,085               --            --              --
   Series II................................................             --               --       150,145       2,059,238
   Service Shares...........................................             --          703,751            --              --

                                                             INVESCO V.I.      INVESCO
                                                             INTERNATIONAL   V.I. MID CAP
                                                              GROWTH FUND  CORE EQUITY FUND
                                                             ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $30,483,481     $3,003,504
Receivable for shares of the Portfolios sold................       20,031         21,888
Receivable for policy-related transactions..................           --             --
                                                              -----------     ----------
   Total assets.............................................   30,503,512      3,025,392
                                                              -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --             --
Payable for policy-related transactions.....................       20,031         21,888
                                                              -----------     ----------
   Total liabilities........................................       20,031         21,888
                                                              -----------     ----------
NET ASSETS..................................................  $30,483,481     $3,003,504
                                                              ===========     ==========

NET ASSETS:
Accumulation unit values....................................  $30,483,452     $3,003,497
Retained by AXA Equitable in Separate Account FP............           29              7
                                                              -----------     ----------
TOTAL NET ASSETS............................................  $30,483,481     $3,003,504
                                                              ===========     ==========

Investments in shares of the Portfolios, at cost............  $30,843,149     $3,463,550
The Portfolios shares held
   Class 2..................................................           --             --
   Series II................................................      922,624        252,183
   Service Shares...........................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                 INVESCO     IVY FUNDS VIP
                                                               V.I. SMALL      DIVIDEND    IVY FUNDS   IVY FUNDS VIP
                                                             CAP EQUITY FUND OPPORTUNITIES VIP ENERGY   HIGH INCOME
                                                             --------------- ------------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,376,255      $525,446    $14,261,490  $20,390,092
Receivable for shares of the Portfolios sold................          812        15,461             --           --
Receivable for policy-related transactions..................           --            --          5,091       15,450
                                                               ----------      --------    -----------  -----------
   Total assets.............................................    4,377,067       540,907     14,266,581   20,405,542
                                                               ----------      --------    -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            --          5,091       15,430
Payable for policy-related transactions.....................          812        15,461             --           --
                                                               ----------      --------    -----------  -----------
   Total liabilities........................................          812        15,461          5,091       15,430
                                                               ----------      --------    -----------  -----------
NET ASSETS..................................................   $4,376,255      $525,446    $14,261,490  $20,390,112
                                                               ==========      ========    ===========  ===========

NET ASSETS:
Accumulation unit values....................................   $4,376,202      $523,867    $14,261,063  $20,390,112
Retained by AXA Equitable in Separate Account FP............           53         1,579            427           --
                                                               ----------      --------    -----------  -----------
TOTAL NET ASSETS............................................   $4,376,255      $525,446    $14,261,490  $20,390,112
                                                               ==========      ========    ===========  ===========

Investments in shares of the Portfolios, at cost............   $5,196,117      $559,094    $19,306,332  $23,480,940
The Portfolios shares held
   Common Shares............................................           --        67,224      2,829,492    6,084,234
   Series II................................................      258,034            --             --           --

                                                                            IVY FUNDS VIP
                                                             IVY FUNDS VIP     SCIENCE
                                                             MID CAP GROWTH AND TECHNOLOGY
                                                             -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $28,093,633    $26,510,800
Receivable for shares of the Portfolios sold................           --         97,955
Receivable for policy-related transactions..................       39,849             --
                                                              -----------    -----------
   Total assets.............................................   28,133,482     26,608,755
                                                              -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       39,849             --
Payable for policy-related transactions.....................           --         97,955
                                                              -----------    -----------
   Total liabilities........................................       39,849         97,955
                                                              -----------    -----------
NET ASSETS..................................................  $28,093,633    $26,510,800
                                                              ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $28,093,476    $26,510,330
Retained by AXA Equitable in Separate Account FP............          157            470
                                                              -----------    -----------
TOTAL NET ASSETS............................................  $28,093,633    $26,510,800
                                                              ===========    ===========

Investments in shares of the Portfolios, at cost............  $29,458,044    $28,649,275
The Portfolios shares held
   Common Shares............................................    2,981,737      1,154,873
   Series II................................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                             IVY FUNDS  LAZARD RETIREMENT
                                                             VIP SMALL  EMERGING MARKETS  MFS(R) INTERNATIONAL MFS(R) INVESTORS
                                                             CAP GROWTH EQUITY PORTFOLIO    VALUE PORTFOLIO      TRUST SERIES
                                                             ---------- ----------------- -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $8,950,701    $39,073,665        $69,473,217         $2,198,630
Receivable for shares of the Portfolios sold................         --             --            478,155             25,234
Receivable for policy-related transactions..................      1,938         24,366                 --                 --
                                                             ----------    -----------        -----------         ----------
   Total assets.............................................  8,952,639     39,098,031         69,951,372          2,223,864
                                                             ----------    -----------        -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      1,938         24,366                 --                 --
Payable for policy-related transactions.....................         --             --            478,134             25,234
                                                             ----------    -----------        -----------         ----------
   Total liabilities........................................      1,938         24,366            478,134             25,234
                                                             ----------    -----------        -----------         ----------
NET ASSETS.................................................. $8,950,701    $39,073,665        $69,473,238         $2,198,630
                                                             ==========    ===========        ===========         ==========

NET ASSETS:
Accumulation unit values.................................... $8,950,532    $39,063,330        $69,473,238         $2,198,593
Retained by AXA Equitable in Separate Account FP............        169         10,335                 --                 37
                                                             ----------    -----------        -----------         ----------
TOTAL NET ASSETS............................................ $8,950,701    $39,073,665        $69,473,238         $2,198,630
                                                             ==========    ===========        ===========         ==========

Investments in shares of the Portfolios, at cost............ $9,979,304    $51,124,206        $65,392,847         $2,289,215
The Portfolios shares held
   Common Shares............................................    844,024             --                 --                 --
   Service Class............................................         --             --          3,139,323             83,598
   Service Shares...........................................         --      2,488,768                 --                 --

                                                             MFS(R) MASSACHUSETTS
                                                               INVESTORS GROWTH   MFS(R) UTILITIES
                                                               STOCK PORTFOLIO         SERIES
                                                             -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......      $2,155,182         $1,640,096
Receivable for shares of the Portfolios sold................           1,216             18,621
Receivable for policy-related transactions..................              --                 --
                                                                  ----------         ----------
   Total assets.............................................       2,156,398          1,658,717
                                                                  ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --                 --
Payable for policy-related transactions.....................           1,216             18,621
                                                                  ----------         ----------
   Total liabilities........................................           1,216             18,621
                                                                  ----------         ----------
NET ASSETS..................................................      $2,155,182         $1,640,096
                                                                  ==========         ==========

NET ASSETS:
Accumulation unit values....................................      $2,155,093         $1,640,066
Retained by AXA Equitable in Separate Account FP............              89                 30
                                                                  ----------         ----------
TOTAL NET ASSETS............................................      $2,155,182         $1,640,096
                                                                  ==========         ==========

Investments in shares of the Portfolios, at cost............      $2,256,597         $2,066,680
The Portfolios shares held
   Common Shares............................................              --                 --
   Service Class............................................         132,872             65,213
   Service Shares...........................................              --                 --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                           MULTIMANAGER    MULTIMANAGER  MULTIMANAGER    MULTIMANAGER
                                                        AGGRESSIVE EQUITY*  CORE BOND*  MID CAP GROWTH* MID CAP VALUE*
                                                        ------------------ ------------ --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $400,975,919    $71,011,100    $30,608,639    $44,455,888
Receivable for shares of the Portfolios sold...........           9,408         89,628         11,644             --
Receivable for policy-related transactions.............              --             --             --          6,833
                                                           ------------    -----------    -----------    -----------
   Total assets........................................     400,985,327     71,100,728     30,620,283     44,462,721
                                                           ------------    -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --             --             --          6,833
Payable for policy-related transactions................         299,700         89,628         11,644             --
                                                           ------------    -----------    -----------    -----------
   Total liabilities...................................         299,700         89,628         11,644          6,833
                                                           ------------    -----------    -----------    -----------
NET ASSETS.............................................    $400,685,627    $71,011,100    $30,608,639    $44,455,888
                                                           ============    ===========    ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $400,059,046    $70,996,584    $30,514,873    $44,263,411
Accumulation nonunitized...............................         611,830             --             --             --
Retained by AXA Equitable in Separate Account FP.......          14,751         14,516         93,766        192,477
                                                           ------------    -----------    -----------    -----------
TOTAL NET ASSETS.......................................    $400,685,627    $71,011,100    $30,608,639    $44,455,888
                                                           ============    ===========    ===========    ===========

Investments in shares of the Portfolios, at cost.......    $218,322,203    $75,386,768    $33,964,315    $30,850,827
The Portfolios shares held
   Class A.............................................       8,156,098      2,140,974      1,270,632        734,952
   Class B.............................................         592,901      5,140,660      2,451,769      2,670,617
   Class II............................................              --             --             --             --

                                                                      NATURAL
                                                        MULTIMANAGER RESOURCES
                                                        TECHNOLOGY*  PORTFOLIO
                                                        ------------ ----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $87,587,374  $2,625,871
Receivable for shares of the Portfolios sold...........          --   1,153,484
Receivable for policy-related transactions.............      84,791          --
                                                        -----------  ----------
   Total assets........................................  87,672,165   3,779,355
                                                        -----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      84,791          --
Payable for policy-related transactions................          --   1,153,400
                                                        -----------  ----------
   Total liabilities...................................      84,791   1,153,400
                                                        -----------  ----------
NET ASSETS............................................. $87,587,374  $2,625,955
                                                        ===========  ==========

NET ASSETS:
Accumulation unit values............................... $87,531,101  $2,625,954
Accumulation nonunitized...............................          --          --
Retained by AXA Equitable in Separate Account FP.......      56,273           1
                                                        -----------  ----------
TOTAL NET ASSETS....................................... $87,587,374  $2,625,955
                                                        ===========  ==========

Investments in shares of the Portfolios, at cost....... $63,980,891  $2,932,818
The Portfolios shares held
   Class A.............................................     803,068          --
   Class B.............................................   3,662,304          --
   Class II............................................          --     125,101

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         PIMCO COMMODITY
                                                               REAL
                                                        RETURN(R) STRATEGY    PIMCO REAL      PIMCO TOTAL
                                                            PORTFOLIO      RETURN PORTFOLIO RETURN PORTFOLIO
                                                        ------------------ ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $ 8,075,775       $23,350,709      $63,431,545
Receivable for shares of the Portfolios sold...........             --            61,684          577,751
Receivable for policy-related transactions.............         17,794                --               --
                                                           -----------       -----------      -----------
   Total assets........................................      8,093,569        23,412,393       64,009,296
                                                           -----------       -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         17,794                --               --
Payable for policy-related transactions................             --            61,684          577,751
                                                           -----------       -----------      -----------
   Total liabilities...................................         17,794            61,684          577,751
                                                           -----------       -----------      -----------
NET ASSETS.............................................    $ 8,075,775       $23,350,709      $63,431,545
                                                           ===========       ===========      ===========

NET ASSETS:
Accumulation unit values...............................    $ 8,067,499       $23,346,047      $63,420,035
Retained by AXA Equitable in Separate Account FP.......          8,276             4,662           11,510
                                                           -----------       -----------      -----------
TOTAL NET ASSETS.......................................    $ 8,075,775       $23,350,709      $63,431,545
                                                           ===========       ===========      ===========

Investments in shares of the Portfolios, at cost.......    $13,502,938       $26,145,210      $67,700,917
The Portfolios shares held
   Class B.............................................             --                --               --
   Advisor Class.......................................      1,155,333         1,957,310        5,995,420
   Class II............................................             --                --               --


                                                        T. ROWE PRICE EQUITY   T. ROWE PRICE HEALTH   TARGET 2015
                                                        INCOME PORTFOLIO - II SCIENCES PORTFOLIO - II ALLOCATION*
                                                        --------------------- ----------------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $17,057,137            $5,989,898         $222,848
Receivable for shares of the Portfolios sold...........           53,896               375,867               --
Receivable for policy-related transactions.............               --                    --              195
                                                             -----------            ----------         --------
   Total assets........................................       17,111,033             6,365,765          223,043
                                                             -----------            ----------         --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........               --                    --              195
Payable for policy-related transactions................           53,896               375,867               --
                                                             -----------            ----------         --------
   Total liabilities...................................           53,896               375,867              195
                                                             -----------            ----------         --------
NET ASSETS.............................................      $17,057,137            $5,989,898         $222,848
                                                             ===========            ==========         ========

NET ASSETS:
Accumulation unit values...............................      $17,055,239            $5,985,838         $222,819
Retained by AXA Equitable in Separate Account FP.......            1,898                 4,060               29
                                                             -----------            ----------         --------
TOTAL NET ASSETS.......................................      $17,057,137            $5,989,898         $222,848
                                                             ===========            ==========         ========

Investments in shares of the Portfolios, at cost.......      $16,164,443            $6,188,800         $236,229
The Portfolios shares held
   Class B.............................................               --                    --           26,308
   Advisor Class.......................................               --                    --               --
   Class II............................................          638,127               159,010               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                           TEMPLETON
                                                        TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055    DEVELOPING
                                                        ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* MARKETS VIP FUND
                                                        ----------- ----------- ----------- ----------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,261,227   $863,923    $571,332     $45,587     $ 7,804,218
Receivable for shares of the Portfolios sold...........         --         --          --          --              --
Receivable for policy-related transactions.............      5,662      6,201       4,533          --           1,420
                                                        ----------   --------    --------     -------     -----------
   Total assets........................................  1,266,889    870,124     575,865      45,587       7,805,638
                                                        ----------   --------    --------     -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      5,662      6,201       4,526          --           1,420
Payable for policy-related transactions................         --         --          --          --              --
                                                        ----------   --------    --------     -------     -----------
   Total liabilities...................................      5,662      6,201       4,526          --           1,420
                                                        ----------   --------    --------     -------     -----------
NET ASSETS............................................. $1,261,227   $863,923    $571,339     $45,587     $ 7,804,218
                                                        ==========   ========    ========     =======     ===========

NET ASSETS:
Accumulation unit values............................... $1,261,184   $863,923    $571,339     $45,586     $ 7,804,142
Retained by AXA Equitable in Separate Account FP.......         43         --          --           1              76
                                                        ----------   --------    --------     -------     -----------
TOTAL NET ASSETS....................................... $1,261,227   $863,923    $571,339     $45,587     $ 7,804,218
                                                        ==========   ========    ========     =======     ===========

Investments in shares of the Portfolios, at cost....... $1,357,657   $916,978    $595,935     $46,180     $11,289,397
The Portfolios shares held
   Class B.............................................    133,933     90,401      60,674       4,935              --
   Class 2.............................................         --         --          --          --       1,234,845

                                                        TEMPLETON GLOBAL
                                                         BOND VIP FUND
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $42,461,283
Receivable for shares of the Portfolios sold...........       232,720
Receivable for policy-related transactions.............            --
                                                          -----------
   Total assets........................................    42,694,003
                                                          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................       232,720
                                                          -----------
   Total liabilities...................................       232,720
                                                          -----------
NET ASSETS.............................................   $42,461,283
                                                          ===========

NET ASSETS:
Accumulation unit values...............................   $42,461,100
Retained by AXA Equitable in Separate Account FP.......           183
                                                          -----------
TOTAL NET ASSETS.......................................   $42,461,283
                                                          ===========

Investments in shares of the Portfolios, at cost.......   $48,910,775
The Portfolios shares held
   Class B.............................................            --
   Class 2.............................................     2,687,423

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                           VANGUARD VARIABLE
                                                                                           INSURANCE FUND -
                                                           TEMPLETON    VAN ECK VIP GLOBAL   EQUITY INDEX
                                                        GROWTH VIP FUND  HARD ASSETS FUND      PORTFOLIO
                                                        --------------- ------------------ -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $4,512,983       $ 8,559,363        $7,903,607
Receivable for shares of the Portfolios sold...........          196                --                --
Receivable for policy-related transactions.............           --            26,338            33,233
                                                          ----------       -----------        ----------
   Total assets........................................    4,513,179         8,585,701         7,936,840
                                                          ----------       -----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --            26,338            33,233
Payable for policy-related transactions................          196                --                --
                                                          ----------       -----------        ----------
   Total liabilities...................................          196            26,338            33,233
                                                          ----------       -----------        ----------
NET ASSETS.............................................   $4,512,983       $ 8,559,363        $7,903,607
                                                          ==========       ===========        ==========

NET ASSETS:
Accumulation unit values...............................   $4,511,466       $ 8,558,874        $7,894,096
Retained by AXA Equitable in Separate Account FP.......        1,517               489             9,511
                                                          ----------       -----------        ----------
TOTAL NET ASSETS.......................................   $4,512,983       $ 8,559,363        $7,903,607
                                                          ==========       ===========        ==========

Investments in shares of the Portfolios, at cost.......   $5,019,684       $13,887,937        $6,713,034
The Portfolios shares held
   Class 2.............................................      338,813                --                --
   Class S Shares......................................           --           523,508                --
   Investor Share Class................................           --                --           237,702

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $  9.42        1
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $106.12       36
ALL ASSET AGGRESSIVE-ALT 25....................................  0.60%         B          $104.45        8
ALL ASSET AGGRESSIVE-ALT 25....................................  0.80%         B          $103.89       --
ALL ASSET AGGRESSIVE-ALT 25....................................  0.90%         B          $103.61        1

ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $  9.47        1
ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $131.08       95
ALL ASSET GROWTH-ALT 20........................................  0.60%         B          $126.67       37
ALL ASSET GROWTH-ALT 20........................................  0.80%         B          $125.22       --
ALL ASSET GROWTH-ALT 20........................................  0.90%         B          $124.51        3

ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $  9.52       85
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $103.48       45
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.60%         B          $101.84        4
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.80%         B          $101.30       --
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.90%         B          $101.03       --

AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $ 18.28       91
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $182.78       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.60%      CLASS II      $176.63       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.80%      CLASS II      $174.61       --
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.90%      CLASS II      $173.61        4

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $ 11.47       13
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $114.69       19
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.60%      CLASS 4       $112.88       10
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.80%      CLASS 4       $112.28       --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.90%      CLASS 4       $111.98        1

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $  9.49       84
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $ 94.90       35
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.60%      CLASS 4       $ 93.40       19
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.80%      CLASS 4       $ 92.91       --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.90%      CLASS 4       $ 92.66        1

AXA 400 MANAGED VOLATILITY.....................................  0.00%         B          $158.65       11
AXA 400 MANAGED VOLATILITY.....................................  0.60%         B          $153.31        9
AXA 400 MANAGED VOLATILITY.....................................  0.80%         B          $151.56       --
AXA 400 MANAGED VOLATILITY.....................................  0.90%         B          $150.69       --

AXA 500 MANAGED VOLATILITY.....................................  0.00%         B          $170.05       17
AXA 500 MANAGED VOLATILITY.....................................  0.60%         B          $164.32       16
AXA 500 MANAGED VOLATILITY.....................................  0.80%         B          $162.45       --
AXA 500 MANAGED VOLATILITY.....................................  0.90%         B          $161.52        1

AXA 2000 MANAGED VOLATILITY....................................  0.00%         B          $148.16        8
AXA 2000 MANAGED VOLATILITY....................................  0.60%         B          $143.17        7
AXA 2000 MANAGED VOLATILITY....................................  0.80%         B          $141.54       --
AXA 2000 MANAGED VOLATILITY....................................  0.90%         B          $140.73       --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $ 20.46        56
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $122.68        --
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $203.22       137
AXA AGGRESSIVE ALLOCATION..................  0.60%          A         $188.78       143
AXA AGGRESSIVE ALLOCATION..................  0.80%          A         $184.18         1
AXA AGGRESSIVE ALLOCATION..................  0.90%          A         $181.92         7
AXA AGGRESSIVE ALLOCATION..................  0.00%          B         $199.09       335
AXA AGGRESSIVE ALLOCATION..................  0.60%          B         $184.94        57

AXA BALANCED STRATEGY......................  0.00%          B         $139.85       173

AXA CONSERVATIVE ALLOCATION................  0.00%          A         $ 13.90       128
AXA CONSERVATIVE ALLOCATION................  0.00%          A         $124.74         5
AXA CONSERVATIVE ALLOCATION................  0.00%          A         $152.61        40
AXA CONSERVATIVE ALLOCATION................  0.60%          A         $141.77        89
AXA CONSERVATIVE ALLOCATION................  0.80%          A         $138.31        --
AXA CONSERVATIVE ALLOCATION................  0.90%          A         $136.61        22
AXA CONSERVATIVE ALLOCATION................  0.00%          B         $149.50        42
AXA CONSERVATIVE ALLOCATION................  0.60%          B         $138.87        19

AXA CONSERVATIVE GROWTH STRATEGY...........  0.00%          B         $133.74        41

AXA CONSERVATIVE STRATEGY..................  0.00%          B         $121.68        20

AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $ 15.58        56
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $125.25        --
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $164.89        33
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.60%          A         $153.17        69
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.80%          A         $149.44         1
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.90%          A         $147.61         5
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          B         $161.54        68
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.60%          B         $150.06        22

AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $ 21.91        17
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $309.95         1
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $499.04        56
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          B         $267.56       112
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.60%          B         $239.56       288
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.60%          B         $324.81        15
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.80%          B         $230.86         2
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.90%          B         $226.63        24

AXA GROWTH STRATEGY........................  0.00%          B         $152.84       279

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          A         $219.85        62
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.60%          A         $158.89         4
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          B         $142.49       128
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.60%          B         $128.73       199
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.80%          B         $124.93        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.90%          B         $122.52        18

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.00%          B         $113.69        10
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.60%          B         $109.86         6
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.80%          B         $108.60        --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $107.98         1

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $ 15.75        31
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $168.86         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $215.01        69
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          A         $153.56         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          B         $157.18       120
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          B         $153.60         6
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          B         $156.83       243
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.80%          B         $137.81         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.90%          B         $148.78        28

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          A         $ 23.69         3
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          A         $265.83        16
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.60%          A         $186.41        --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          B         $171.18        81
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.60%          B         $154.92        50
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.80%          B         $149.83        --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.90%          B         $147.35         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $ 26.45         9
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $258.87         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $340.73       114
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          A         $211.75        12
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          B         $325.20       108
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          B         $166.99        53
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          B         $290.64       491
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.80%          B         $279.91         6
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $274.69        37

AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $ 21.33         5
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $180.14         1
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $183.62       119
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $243.12       241
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          A         $168.81        15
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          A         $192.72       756
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.80%          A         $161.00        19
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.90%          A         $182.83       124
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          B         $181.24        91
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          B         $163.37         8
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          B         $190.23       554
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.90%          B         $180.46        --

AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $ 26.48        21
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $235.25         1
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $304.12        30
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $326.71       127
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $227.44         6
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $264.03        29
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $271.80       417
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.80%          A         $261.76         4
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.90%          A         $256.88        33
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          B         $302.82        39

AXA MODERATE ALLOCATION....................  0.00%          A         $ 16.40       177
AXA MODERATE ALLOCATION....................  0.00%          A         $123.39         9
AXA MODERATE ALLOCATION....................  0.00%          A         $353.24       235
AXA MODERATE ALLOCATION....................  0.60%          A         $761.12       805
AXA MODERATE ALLOCATION....................  0.80%          A         $245.25        12
AXA MODERATE ALLOCATION....................  0.90%          A         $309.81       174

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION...............  0.00%          B         $173.92        507
AXA MODERATE ALLOCATION...............  0.60%          B         $160.71        383

AXA MODERATE GROWTH STRATEGY..........  0.00%          B         $146.26        565

AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 18.36        214
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $124.34          4
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $193.73        465
AXA MODERATE-PLUS ALLOCATION..........  0.60%          A         $179.96        424
AXA MODERATE-PLUS ALLOCATION..........  0.80%          A         $175.57          4
AXA MODERATE-PLUS ALLOCATION..........  0.90%          A         $173.42         60
AXA MODERATE-PLUS ALLOCATION..........  0.00%          B         $189.77      1,035
AXA MODERATE-PLUS ALLOCATION..........  0.60%          B         $176.29        193

AXA/AB SMALL CAP GROWTH...............  0.00%          A         $ 30.42         60
AXA/AB SMALL CAP GROWTH...............  0.00%          A         $400.02         86
AXA/AB SMALL CAP GROWTH...............  0.60%          A         $357.50        223
AXA/AB SMALL CAP GROWTH...............  0.80%          A         $344.30          3
AXA/AB SMALL CAP GROWTH...............  0.90%          A         $337.88         27
AXA/AB SMALL CAP GROWTH...............  0.00%          B         $328.35         32
AXA/AB SMALL CAP GROWTH...............  0.60%          B         $264.94        189

AXA/LOOMIS SAYLES GROWTH..............  0.00%          A         $ 18.51          7
AXA/LOOMIS SAYLES GROWTH..............  0.00%          A         $197.33         10
AXA/LOOMIS SAYLES GROWTH..............  0.60%          A         $187.27         36
AXA/LOOMIS SAYLES GROWTH..............  0.80%          A         $184.01         --
AXA/LOOMIS SAYLES GROWTH..............  0.90%          A         $182.41          3
AXA/LOOMIS SAYLES GROWTH..............  0.00%          B         $240.98         50
AXA/LOOMIS SAYLES GROWTH..............  0.60%          B         $185.13         21

BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $ 13.06        146
BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $130.59         57

CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          A         $ 14.00         31
CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          A         $227.86        103
CHARTER/SM/ MULTI-SECTOR BOND.........  0.60%          A         $382.35        107
CHARTER/SM/ MULTI-SECTOR BOND.........  0.80%          A         $151.14          3
CHARTER/SM/ MULTI-SECTOR BOND.........  0.90%          A         $224.83         21
CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          B         $137.83         39
CHARTER/SM/ MULTI-SECTOR BOND.........  0.60%          B         $107.68         97

CHARTER/SM/ SMALL CAP GROWTH..........  0.00%          B         $121.52          1
CHARTER/SM/ SMALL CAP GROWTH..........  0.00%          B         $178.20         44
CHARTER/SM/ SMALL CAP GROWTH..........  0.60%          B         $115.37         26
CHARTER/SM/ SMALL CAP GROWTH..........  0.80%          B         $113.38         --
CHARTER/SM/ SMALL CAP GROWTH..........  0.90%          B         $112.40          1

CHARTER/SM/ SMALL CAP VALUE...........  0.00%          A         $241.60         43
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          A         $224.44          5
CHARTER/SM/ SMALL CAP VALUE...........  0.00%          B         $253.43         18
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          B         $223.82          2
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          B         $229.88         38
CHARTER/SM/ SMALL CAP VALUE...........  0.80%          B         $222.21         --
CHARTER/SM/ SMALL CAP VALUE...........  0.90%          B         $218.07         --
CHARTER/SM/ SMALL CAP VALUE...........  0.90%          B         $218.57          3

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $ 23.55        132
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $220.00          4

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY..  0.00%          A        $  307.19      101
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          A        $  285.38        5
EQ/BLACKROCK BASIC VALUE EQUITY..  0.00%          B        $  404.30      124
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          B        $  236.30       28
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          B        $  361.34      256
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B        $  348.00        3
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B        $  341.52       25

EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          A        $  143.34        4
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          A        $  136.03       27
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          A        $  133.66       --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          A        $  132.50        2
EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          B        $  197.51       58
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          B        $  134.44       21

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          A        $  258.91        1
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          B        $  162.21        5
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.60%          B        $  146.98        6
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.80%          B        $  142.20       --
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.90%          B        $  139.88       --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $   27.70       17
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $  240.00        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $  326.03       39
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          A        $  206.84        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          B        $  247.65       45
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          B        $  224.46      340
EQ/CAPITAL GUARDIAN RESEARCH.....  0.80%          B        $  217.19        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B        $  213.65       29

EQ/COMMON STOCK INDEX............  0.00%          A        $   25.92      115
EQ/COMMON STOCK INDEX............  0.00%          A        $  534.69      383
EQ/COMMON STOCK INDEX............  0.60%          A        $1,357.39      752
EQ/COMMON STOCK INDEX............  0.80%          A        $  325.95       36
EQ/COMMON STOCK INDEX............  0.90%          A        $  554.08      162
EQ/COMMON STOCK INDEX............  0.00%          B        $  166.98      228
EQ/COMMON STOCK INDEX............  0.60%          B        $  182.07      788

EQ/CORE BOND INDEX...............  0.00%          A        $  133.51      126
EQ/CORE BOND INDEX...............  0.00%          A        $  139.54        4
EQ/CORE BOND INDEX...............  0.60%          A        $  131.55        3
EQ/CORE BOND INDEX...............  0.60%          A        $  157.26       64
EQ/CORE BOND INDEX...............  0.80%          A        $  124.62       --
EQ/CORE BOND INDEX...............  0.90%          A        $  122.87       10
EQ/CORE BOND INDEX...............  0.00%          B        $  138.72       77
EQ/CORE BOND INDEX...............  0.60%          B        $  153.67       12
EQ/CORE BOND INDEX...............  0.60%          B        $  156.34       68

EQ/EQUITY 500 INDEX..............  0.00%          A        $   25.27      491
EQ/EQUITY 500 INDEX..............  0.00%          A        $  607.76      328
EQ/EQUITY 500 INDEX..............  0.60%          A        $  538.51      484
EQ/EQUITY 500 INDEX..............  0.80%          A        $  362.98       10
EQ/EQUITY 500 INDEX..............  0.90%          A        $  504.12       86
EQ/EQUITY 500 INDEX..............  0.00%          B        $  183.95      539
EQ/EQUITY 500 INDEX..............  0.60%          B        $  171.99      534

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $ 13.04         17
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $130.42          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $134.16         16
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $167.33         35
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.60%          B         $127.32         40
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.80%          B         $125.10         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $124.01          5

EQ/GAMCO SMALL COMPANY VALUE......  0.00%          A         $ 17.50        144
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          A         $175.04         12
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $201.08         16
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $307.85        266
EQ/GAMCO SMALL COMPANY VALUE......  0.60%          B         $190.82        262
EQ/GAMCO SMALL COMPANY VALUE......  0.80%          B         $187.51          1
EQ/GAMCO SMALL COMPANY VALUE......  0.90%          B         $185.87         21

EQ/GLOBAL BOND PLUS...............  0.00%          A         $ 12.00         29
EQ/GLOBAL BOND PLUS...............  0.00%          A         $137.20         26
EQ/GLOBAL BOND PLUS...............  0.60%          A         $121.93         30
EQ/GLOBAL BOND PLUS...............  0.80%          A         $119.81         --
EQ/GLOBAL BOND PLUS...............  0.90%          A         $118.77          8
EQ/GLOBAL BOND PLUS...............  0.00%          B         $130.75         45
EQ/GLOBAL BOND PLUS...............  0.60%          B         $120.50         21

EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          A         $ 11.21         50
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          A         $233.88        174
EQ/INTERMEDIATE GOVERNMENT BOND...  0.60%          A         $252.20         83
EQ/INTERMEDIATE GOVERNMENT BOND...  0.80%          A         $178.41          1
EQ/INTERMEDIATE GOVERNMENT BOND...  0.90%          A         $201.98         15
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          B         $123.26          3
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          B         $167.94         25
EQ/INTERMEDIATE GOVERNMENT BOND...  0.60%          B         $151.91         92

EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          A         $ 16.12        131
EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          A         $186.71        219
EQ/INTERNATIONAL EQUITY INDEX.....  0.60%          A         $164.79      1,046
EQ/INTERNATIONAL EQUITY INDEX.....  0.80%          A         $133.92          9
EQ/INTERNATIONAL EQUITY INDEX.....  0.90%          A         $154.77        101
EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          B         $127.47        152
EQ/INTERNATIONAL EQUITY INDEX.....  0.60%          B         $122.39        272
EQ/INTERNATIONAL EQUITY INDEX.....  0.90%          B         $113.94         --

EQ/INVESCO COMSTOCK...............  0.00%          A         $  9.72         10
EQ/INVESCO COMSTOCK...............  0.00%          A         $139.54         43
EQ/INVESCO COMSTOCK...............  0.60%          A         $132.42         39
EQ/INVESCO COMSTOCK...............  0.80%          A         $130.12         --
EQ/INVESCO COMSTOCK...............  0.90%          A         $128.99          8
EQ/INVESCO COMSTOCK...............  0.00%          B         $177.64         52
EQ/INVESCO COMSTOCK...............  0.60%          B         $130.81         19

EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $ 25.46         25
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $222.31         --
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $289.59          5
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          B         $270.42         34
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.60%          B         $169.61          9
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.60%          B         $241.68         66

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES..  0.80%          B         $232.76         1
EQ/JPMORGAN VALUE OPPORTUNITIES..  0.90%          B         $228.43        11

EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $ 30.66        29
EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $273.76         2
EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $329.10        45
EQ/LARGE CAP GROWTH INDEX........  0.60%          A         $220.46         1
EQ/LARGE CAP GROWTH INDEX........  0.00%          B         $163.77       124
EQ/LARGE CAP GROWTH INDEX........  0.60%          B         $148.21       608
EQ/LARGE CAP GROWTH INDEX........  0.80%          B         $143.34         6
EQ/LARGE CAP GROWTH INDEX........  0.90%          B         $140.97        26

EQ/LARGE CAP VALUE INDEX.........  0.00%          A         $ 90.64        41
EQ/LARGE CAP VALUE INDEX.........  0.60%          A         $ 86.01        43
EQ/LARGE CAP VALUE INDEX.........  0.80%          A         $ 84.52        --
EQ/LARGE CAP VALUE INDEX.........  0.90%          A         $ 83.78        30
EQ/LARGE CAP VALUE INDEX.........  0.00%          B         $104.41        70
EQ/LARGE CAP VALUE INDEX.........  0.60%          B         $ 85.02        27

EQ/MFS INTERNATIONAL GROWTH......  0.00%          B         $115.61        72
EQ/MFS INTERNATIONAL GROWTH......  0.00%          B         $184.50        80
EQ/MFS INTERNATIONAL GROWTH......  0.60%          B         $109.72       112
EQ/MFS INTERNATIONAL GROWTH......  0.80%          B         $107.81        --
EQ/MFS INTERNATIONAL GROWTH......  0.90%          B         $106.87        21

EQ/MID CAP INDEX.................  0.00%          A         $ 28.88        59
EQ/MID CAP INDEX.................  0.00%          A         $223.26         1
EQ/MID CAP INDEX.................  0.00%          A         $330.36        78
EQ/MID CAP INDEX.................  0.60%          A         $227.90         3
EQ/MID CAP INDEX.................  0.00%          B         $211.01       116
EQ/MID CAP INDEX.................  0.60%          B         $192.41       284
EQ/MID CAP INDEX.................  0.80%          B         $186.55         2
EQ/MID CAP INDEX.................  0.90%          B         $183.70        17

EQ/MONEY MARKET..................  0.00%          A         $ 10.00        72
EQ/MONEY MARKET..................  0.00%          A         $ 10.04       874
EQ/MONEY MARKET..................  0.00%          A         $172.07       212
EQ/MONEY MARKET..................  0.60%          A         $242.92       272
EQ/MONEY MARKET..................  0.80%          A         $136.64         2
EQ/MONEY MARKET..................  0.90%          A         $150.92        27
EQ/MONEY MARKET..................  0.00%          B         $131.49       158
EQ/MONEY MARKET..................  0.60%          B         $124.42       185

EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          A         $164.82        45
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          A         $156.41        78
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          A         $153.69         1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          A         $152.35         5
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          B         $238.53        69
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          B         $154.57        36

EQ/PIMCO ULTRA SHORT BOND........  0.00%          A         $115.56        59
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $ 99.83         3
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $109.66        73
EQ/PIMCO ULTRA SHORT BOND........  0.80%          A         $107.76        --
EQ/PIMCO ULTRA SHORT BOND........  0.90%          A         $106.82        10
EQ/PIMCO ULTRA SHORT BOND........  0.00%          B         $118.43        91
EQ/PIMCO ULTRA SHORT BOND........  0.60%          B         $109.08        62

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
EQ/QUALITY BOND PLUS............................  0.00%          A         $ 12.12        37
EQ/QUALITY BOND PLUS............................  0.00%          A         $250.53        58
EQ/QUALITY BOND PLUS............................  0.60%          A         $206.72       102
EQ/QUALITY BOND PLUS............................  0.80%          A         $187.97         1
EQ/QUALITY BOND PLUS............................  0.90%          A         $193.27        10
EQ/QUALITY BOND PLUS............................  0.00%          B         $169.05        35
EQ/QUALITY BOND PLUS............................  0.60%          B         $152.67        97

EQ/SMALL COMPANY INDEX..........................  0.00%          A         $ 25.33        48
EQ/SMALL COMPANY INDEX..........................  0.00%          A         $150.41         1
EQ/SMALL COMPANY INDEX..........................  0.00%          A         $375.73        53
EQ/SMALL COMPANY INDEX..........................  0.60%          A         $238.69         9
EQ/SMALL COMPANY INDEX..........................  0.60%          A         $307.90        57
EQ/SMALL COMPANY INDEX..........................  0.80%          A         $298.43        --
EQ/SMALL COMPANY INDEX..........................  0.90%          A         $294.64         7
EQ/SMALL COMPANY INDEX..........................  0.00%          B         $272.79        74
EQ/SMALL COMPANY INDEX..........................  0.60%          B         $267.98         1
EQ/SMALL COMPANY INDEX..........................  0.60%          B         $271.46        29
EQ/SMALL COMPANY INDEX..........................  0.90%          B         $257.52        --

EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 32.65       123
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $187.99        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $188.38        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          A         $178.59         2
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $185.62        40
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $220.65       124
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          B         $176.35       236
EQ/T. ROWE PRICE GROWTH STOCK...................  0.80%          B         $173.35         1
EQ/T. ROWE PRICE GROWTH STOCK...................  0.90%          B         $171.87        15

EQ/UBS GROWTH & INCOME..........................  0.00%          B         $144.50         3
EQ/UBS GROWTH & INCOME..........................  0.00%          B         $207.72        24
EQ/UBS GROWTH & INCOME..........................  0.60%          B         $137.13        44
EQ/UBS GROWTH & INCOME..........................  0.80%          B         $134.74        --
EQ/UBS GROWTH & INCOME..........................  0.90%          B         $133.57         4

EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $ 28.11       101
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $264.55        --
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $372.96        23
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          B         $213.39       165
EQ/WELLS FARGO OMEGA GROWTH.....................  0.60%          B         $187.41       187
EQ/WELLS FARGO OMEGA GROWTH.....................  0.80%          B         $187.14         1
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $184.08        11

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 21.71        10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $224.46         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 26.76       111
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $176.98       110
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $335.66        25
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.60%   SERVICE CLASS 2  $171.02       320
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.80%   SERVICE CLASS 2  $169.07        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.90%   SERVICE CLASS 2  $168.10         4

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 23.29        28
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $247.63         2

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 10.03        64
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.  0.00%   SERVICE CLASS 2  $100.30         3

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 24.84        40
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $179.47        15
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $243.82         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.60%   SERVICE CLASS 2  $173.43        18
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.90%   SERVICE CLASS 2  $170.47         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 20.71        60
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $215.48        10

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $ 14.91       376
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $163.80         9

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 27.06        73
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $164.04        50
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $431.25        11
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.60%   SERVICE CLASS 2  $158.52        35
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $156.71        --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $155.81         2

FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $ 29.42         8
FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $266.25         4

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $ 32.20         3
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $330.17         1

FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $ 15.21        36
FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $152.09        41
FRANKLIN MUTUAL SHARES VIP FUND...................  0.60%       CLASS 2      $146.97        18
FRANKLIN MUTUAL SHARES VIP FUND...................  0.80%       CLASS 2      $145.29        --
FRANKLIN MUTUAL SHARES VIP FUND...................  0.90%       CLASS 2      $144.46         7

FRANKLIN RISING DIVIDENDS VIP FUND................  0.00%       CLASS 2      $174.89       133
FRANKLIN RISING DIVIDENDS VIP FUND................  0.60%       CLASS 2      $169.00       150
FRANKLIN RISING DIVIDENDS VIP FUND................  0.80%       CLASS 2      $167.07        --
FRANKLIN RISING DIVIDENDS VIP FUND................  0.90%       CLASS 2      $166.12         5

FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $ 15.44        92
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $154.43        12
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.60%       CLASS 2      $149.22        13
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.80%       CLASS 2      $147.52        --
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.90%       CLASS 2      $146.68         1

FRANKLIN STRATEGIC INCOME VIP FUND................  0.00%       CLASS 2      $123.13       139
FRANKLIN STRATEGIC INCOME VIP FUND................  0.60%       CLASS 2      $118.99        87
FRANKLIN STRATEGIC INCOME VIP FUND................  0.80%       CLASS 2      $117.63        --
FRANKLIN STRATEGIC INCOME VIP FUND................  0.90%       CLASS 2      $116.96        14

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.00%   SERVICE SHARES   $162.70        39
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.60%   SERVICE SHARES   $157.21        23
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $155.42        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $154.53         1

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $ 16.37       127
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $163.68         9

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.00%      SERIES II     $ 15.31       132
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.00%      SERIES II     $153.07       126

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.60%     SERIES II      $147.91        69
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.90%     SERIES II      $145.39         8

INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.00%     SERIES II      $ 13.70       243
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.00%     SERIES II      $136.96       124
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.60%     SERIES II      $132.34        72
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.90%     SERIES II      $130.09         5

INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.00%     SERIES II      $ 13.93         8
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.00%     SERIES II      $139.29        11
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.60%     SERIES II      $134.59        10
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.80%     SERIES II      $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.90%     SERIES II      $132.30        --

INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $ 16.25         8
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $162.53        17
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.60%     SERIES II      $157.06         9
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.80%     SERIES II      $155.27        --
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.90%     SERIES II      $154.38        --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $ 16.09        24
IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $160.95         1

IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $  9.39        57
IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $ 93.87        77
IVY FUNDS VIP ENERGY................................  0.60%   COMMON SHARES    $ 90.71        59
IVY FUNDS VIP ENERGY................................  0.80%   COMMON SHARES    $ 89.67        --
IVY FUNDS VIP ENERGY................................  0.90%   COMMON SHARES    $ 89.16        13

IVY FUNDS VIP HIGH INCOME...........................  0.00%   COMMON SHARES    $  9.86       179
IVY FUNDS VIP HIGH INCOME...........................  0.00%   COMMON SHARES    $ 98.63       122
IVY FUNDS VIP HIGH INCOME...........................  0.60%   COMMON SHARES    $ 97.07        64
IVY FUNDS VIP HIGH INCOME...........................  0.80%   COMMON SHARES    $ 96.56        --
IVY FUNDS VIP HIGH INCOME...........................  0.90%   COMMON SHARES    $ 96.30         4

IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $ 17.27       115
IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $172.66        76
IVY FUNDS VIP MID CAP GROWTH........................  0.60%   COMMON SHARES    $166.85        73
IVY FUNDS VIP MID CAP GROWTH........................  0.80%   COMMON SHARES    $164.94        --
IVY FUNDS VIP MID CAP GROWTH........................  0.90%   COMMON SHARES    $164.00         5

IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $ 19.92        66
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $132.86        73
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $199.21        18
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.60%   COMMON SHARES    $130.76        86
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.80%   COMMON SHARES    $130.06        --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.90%   COMMON SHARES    $129.71         5

IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $ 15.84        20
IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $158.38        27
IVY FUNDS VIP SMALL CAP GROWTH......................  0.60%   COMMON SHARES    $153.04        26
IVY FUNDS VIP SMALL CAP GROWTH......................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH......................  0.90%   COMMON SHARES    $150.43         2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $  8.59       158
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $ 85.89       288

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.60%   SERVICE SHARES  $   83.00      145
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.80%   SERVICE SHARES  $   82.05       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.90%   SERVICE SHARES  $   81.58       11

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.00%   SERVICE CLASS   $   16.70      197
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.00%   SERVICE CLASS   $  166.99      233
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.60%   SERVICE CLASS   $  161.36      156
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.80%   SERVICE CLASS   $  159.52       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.90%   SERVICE CLASS   $  158.61       14

MFS(R) INVESTORS TRUST SERIES.........................  0.00%   SERVICE CLASS   $  173.66        7
MFS(R) INVESTORS TRUST SERIES.........................  0.60%   SERVICE CLASS   $  167.81        6
MFS(R) INVESTORS TRUST SERIES.........................  0.80%   SERVICE CLASS   $  165.90       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.00%   SERVICE CLASS   $  178.35        6
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.60%   SERVICE CLASS   $  172.34        7
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.80%   SERVICE CLASS   $  170.38       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.90%   SERVICE CLASS   $  169.40       --

MFS(R) UTILITIES SERIES...............................  0.00%   SERVICE CLASS   $   15.48       76
MFS(R) UTILITIES SERIES...............................  0.00%   SERVICE CLASS   $  154.79        3

MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $   27.85       14
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $  157.58       --
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $  289.86      159
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         A         $  219.42        4
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         A         $1,114.42      269
MULTIMANAGER AGGRESSIVE EQUITY........................  0.80%         A         $  162.61       17
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%         A         $  290.74       79
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         B         $  147.63       53
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         B         $  134.13      141

MULTIMANAGER CORE BOND................................  0.00%         A         $   13.56       39
MULTIMANAGER CORE BOND................................  0.00%         A         $  160.01        3
MULTIMANAGER CORE BOND................................  0.00%         A         $  169.33      110
MULTIMANAGER CORE BOND................................  0.60%         A         $  164.16        7
MULTIMANAGER CORE BOND................................  0.00%         B         $  174.54       97
MULTIMANAGER CORE BOND................................  0.60%         B         $  160.44      190
MULTIMANAGER CORE BOND................................  0.80%         B         $  155.98       --
MULTIMANAGER CORE BOND................................  0.90%         B         $  153.79       17

MULTIMANAGER MID CAP GROWTH...........................  0.00%         A         $  358.68       30
MULTIMANAGER MID CAP GROWTH...........................  0.60%         A         $  201.54        1
MULTIMANAGER MID CAP GROWTH...........................  0.00%         B         $  316.79       11
MULTIMANAGER MID CAP GROWTH...........................  0.60%         B         $  187.99       78
MULTIMANAGER MID CAP GROWTH...........................  0.80%         B         $  286.10       --
MULTIMANAGER MID CAP GROWTH...........................  0.90%         B         $  180.20        8

MULTIMANAGER MID CAP VALUE............................  0.00%         A         $   26.41       12
MULTIMANAGER MID CAP VALUE............................  0.00%         A         $  232.33        2
MULTIMANAGER MID CAP VALUE............................  0.00%         A         $  352.93       25
MULTIMANAGER MID CAP VALUE............................  0.60%         A         $  215.41        1
MULTIMANAGER MID CAP VALUE............................  0.00%         B         $  231.18       28
MULTIMANAGER MID CAP VALUE............................  0.60%         B         $  212.50      122
MULTIMANAGER MID CAP VALUE............................  0.80%         B         $  206.58       --
MULTIMANAGER MID CAP VALUE............................  0.90%         B         $  203.69       11

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY.........................  0.00%          A         $ 33.38        10
MULTIMANAGER TECHNOLOGY.........................  0.00%          A         $466.60        32
MULTIMANAGER TECHNOLOGY.........................  0.60%          A         $239.90         3
MULTIMANAGER TECHNOLOGY.........................  0.00%          B         $379.34        41
MULTIMANAGER TECHNOLOGY.........................  0.60%          B         $214.93       248
MULTIMANAGER TECHNOLOGY.........................  0.80%          B         $342.59         1
MULTIMANAGER TECHNOLOGY.........................  0.90%          B         $206.03        11

NATURAL RESOURCES PORTFOLIO.....................  0.00%      CLASS II      $ 12.68        44
NATURAL RESOURCES PORTFOLIO.....................  0.00%      CLASS II      $ 49.32        42

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.00%    ADVISOR CLASS   $ 62.19        91
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.60%    ADVISOR CLASS   $ 60.10        33
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.80%    ADVISOR CLASS   $ 59.41        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.90%    ADVISOR CLASS   $ 59.07         8

PIMCO REAL RETURN PORTFOLIO.....................  0.00%    ADVISOR CLASS   $ 11.57        80
PIMCO REAL RETURN PORTFOLIO.....................  0.00%    ADVISOR CLASS   $115.70       131
PIMCO REAL RETURN PORTFOLIO.....................  0.60%    ADVISOR CLASS   $111.81        60
PIMCO REAL RETURN PORTFOLIO.....................  0.80%    ADVISOR CLASS   $110.53        --
PIMCO REAL RETURN PORTFOLIO.....................  0.90%    ADVISOR CLASS   $109.90         5

PIMCO TOTAL RETURN PORTFOLIO....................  0.00%    ADVISOR CLASS   $ 12.14       283
PIMCO TOTAL RETURN PORTFOLIO....................  0.00%    ADVISOR CLASS   $121.43       291
PIMCO TOTAL RETURN PORTFOLIO....................  0.60%    ADVISOR CLASS   $117.34       187
PIMCO TOTAL RETURN PORTFOLIO....................  0.80%    ADVISOR CLASS   $116.00         1
PIMCO TOTAL RETURN PORTFOLIO....................  0.90%    ADVISOR CLASS   $115.34        23

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.00%      CLASS II      $152.88        44
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.60%      CLASS II      $147.73        68
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.80%      CLASS II      $146.05        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.90%      CLASS II      $145.21         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......  0.00%      CLASS II      $ 34.22        74
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......  0.00%      CLASS II      $342.16        10

TARGET 2015 ALLOCATION..........................  0.00%          B         $ 17.06        12
TARGET 2015 ALLOCATION..........................  0.00%          B         $134.09        --

TARGET 2025 ALLOCATION..........................  0.00%          B         $ 18.68        45
TARGET 2025 ALLOCATION..........................  0.00%          B         $ 94.18        --
TARGET 2025 ALLOCATION..........................  0.00%          B         $138.98         1
TARGET 2025 ALLOCATION..........................  0.60%          B         $ 93.80         3

TARGET 2035 ALLOCATION..........................  0.00%          B         $ 19.81        21
TARGET 2035 ALLOCATION..........................  0.00%          B         $ 93.85         1
TARGET 2035 ALLOCATION..........................  0.00%          B         $141.87         2
TARGET 2035 ALLOCATION..........................  0.60%          B         $ 93.47        --

TARGET 2045 ALLOCATION..........................  0.00%          B         $ 20.78        14
TARGET 2045 ALLOCATION..........................  0.00%          B         $ 93.31         1
TARGET 2045 ALLOCATION..........................  0.00%          B         $142.67         1
TARGET 2045 ALLOCATION..........................  0.60%          B         $ 92.93        --

TARGET 2055 ALLOCATION..........................  0.00%          B         $ 93.79        --

TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.00%       CLASS 2      $ 78.96        62
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.60%       CLASS 2      $ 76.30        36
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.80%       CLASS 2      $ 75.43        --
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.90%       CLASS 2      $ 74.99         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                           UNITS
                                               CONTRACT                                 OUTSTANDING
                                               CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                               -------- -------------------- ---------- -----------
TEMPLETON GLOBAL BOND VIP FUND................  0.00%         CLASS 2         $ 11.88       186
TEMPLETON GLOBAL BOND VIP FUND................  0.00%         CLASS 2         $118.80       217
TEMPLETON GLOBAL BOND VIP FUND................  0.60%         CLASS 2         $114.80       114
TEMPLETON GLOBAL BOND VIP FUND................  0.80%         CLASS 2         $113.49        --
TEMPLETON GLOBAL BOND VIP FUND................  0.90%         CLASS 2         $112.84        12

TEMPLETON GROWTH VIP FUND.....................  0.00%         CLASS 2         $139.77        17
TEMPLETON GROWTH VIP FUND.....................  0.60%         CLASS 2         $135.06        14
TEMPLETON GROWTH VIP FUND.....................  0.80%         CLASS 2         $133.52        --
TEMPLETON GROWTH VIP FUND.....................  0.90%         CLASS 2         $132.75         2

VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.00%      CLASS S SHARES     $ 59.42        88
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.60%      CLASS S SHARES     $ 57.41        55
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.80%      CLASS S SHARES     $ 56.76        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.90%      CLASS S SHARES     $ 56.43         4

VANGUARD VARIABLE INSURANCE FUND-EQUITY INDEX
 PORTFOLIO....................................  0.60%   INVESTOR SHARE CLASS  $212.51        37

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                           ALL ASSET
                                                                   ALL ASSET   ALL ASSET   MODERATE   AMERICAN CENTURY
                                                                  AGGRESSIVE-   GROWTH-     GROWTH-      VP MID CAP
                                                                    ALT 25*     ALT 20*     ALT 15*      VALUE FUND
                                                                  ----------- -----------  ---------  ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................................  $  36,493  $   151,343  $  48,053    $   505,173
 Expenses:
   Asset-based charges...........................................      5,581       35,022      2,754        102,180
                                                                   ---------  -----------  ---------    -----------

NET INVESTMENT INCOME (LOSS).....................................     30,912      116,321     45,299        402,993
                                                                   ---------  -----------  ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments.......................    (28,181)     135,371    (31,472)     1,369,743
   Net realized gain distribution from the Portfolios............     70,028      508,235     43,360      1,497,565
                                                                   ---------  -----------  ---------    -----------
 Net realized gain (loss) on investments.........................     41,847      643,606     11,888      2,867,308
                                                                   ---------  -----------  ---------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments...................................................   (296,469)  (1,467,945)  (279,742)    (3,905,191)
                                                                   ---------  -----------  ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...........   (254,622)    (824,339)  (267,854)    (1,037,883)
                                                                   ---------  -----------  ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..  $(223,710) $  (708,018) $(222,555)   $  (634,890)
                                                                   =========  ===========  =========    ===========

                                                                    AMERICAN FUNDS
                                                                  INSURANCE SERIES(R) AMERICAN FUNDS
                                                                     GLOBAL SMALL       INSURANCE
                                                                    CAPITALIZATION    SERIES(R) NEW
                                                                       FUND/SM/       WORLD FUND(R)
                                                                  ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................................      $      --        $  28,522
 Expenses:
   Asset-based charges...........................................          6,438           10,337
                                                                       ---------        ---------

NET INVESTMENT INCOME (LOSS).....................................         (6,438)          18,185
                                                                       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments.......................        (17,757)        (195,660)
   Net realized gain distribution from the Portfolios............        210,196          272,800
                                                                       ---------        ---------
 Net realized gain (loss) on investments.........................        192,439           77,140
                                                                       ---------        ---------

 Net change in unrealized appreciation (depreciation) of
   investments...................................................       (335,896)        (328,097)
                                                                       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...........       (143,457)        (250,957)
                                                                       ---------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..      $(149,895)       $(232,772)
                                                                       =========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               AXA 400     AXA 500    AXA 2000
                                                               MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED
                                                             VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*
                                                             ----------- ----------- ----------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  18,196   $  54,377   $   9,611   $  1,332,902   $ 239,438
 Expenses:
   Asset-based charges......................................      9,584      19,276       7,990        258,437          --
                                                              ---------   ---------   ---------   ------------   ---------

NET INVESTMENT INCOME (LOSS)................................      8,612      35,101       1,621      1,074,465     239,438
                                                              ---------   ---------   ---------   ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    100,811     256,471      50,059      3,227,929      92,581
   Net realized gain distribution from the Portfolios.......    174,975     102,879      97,061      8,610,352     184,613
                                                              ---------   ---------   ---------   ------------   ---------
 Net realized gain (loss) on investments....................    275,786     359,350     147,120     11,838,281     277,194
                                                              ---------   ---------   ---------   ------------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (419,615)   (417,425)   (287,236)   (15,516,589)   (700,010)
                                                              ---------   ---------   ---------   ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (143,829)    (58,075)   (140,116)    (3,678,308)   (422,816)
                                                              ---------   ---------   ---------   ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(135,217)  $ (22,974)  $(138,495)  $ (2,603,843)  $(183,378)
                                                              =========   =========   =========   ============   =========

                                                             AXA CONSERVATIVE
                                                               ALLOCATION*
                                                             ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $ 277,588
 Expenses:
   Asset-based charges......................................      131,479
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................      146,109
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (68,259)
   Net realized gain distribution from the Portfolios.......      590,146
                                                                ---------
 Net realized gain (loss) on investments....................      521,887
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (845,099)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (323,212)
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $(177,103)
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     AXA
                                                                     AXA             AXA             AXA        GLOBAL EQUITY
                                                             CONSERVATIVE GROWTH CONSERVATIVE CONSERVATIVE-PLUS    MANAGED
                                                                  STRATEGY*       STRATEGY*      ALLOCATION*     VOLATILITY*
                                                             ------------------- ------------ ----------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $  52,826        $ 19,856      $   274,481     $ 1,316,994
 Expenses:
   Asset-based charges......................................             --              --           95,558         547,468
                                                                  ---------        --------      -----------     -----------

NET INVESTMENT INCOME (LOSS)................................         52,826          19,856          178,923         769,526
                                                                  ---------        --------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         63,401           6,493          207,715       2,541,805
   Net realized gain distribution from the Portfolios.......         37,542           3,134        1,155,361              --
                                                                  ---------        --------      -----------     -----------
 Net realized gain (loss) on investments....................        100,943           9,627        1,363,076       2,541,805
                                                                  ---------        --------      -----------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       (186,131)        (37,547)      (1,830,737)     (6,051,699)
                                                                  ---------        --------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        (85,188)        (27,920)        (467,661)     (3,509,894)
                                                                  ---------        --------      -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $ (32,362)       $ (8,064)     $  (288,738)    $(2,740,368)
                                                                  =========        ========      ===========     ===========

                                                                                 AXA
                                                                 AXA      INTERNATIONAL CORE
                                                               GROWTH          MANAGED
                                                              STRATEGY*      VOLATILITY*
                                                             -----------  ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   483,356     $    38,862
 Expenses:
   Asset-based charges......................................          --         207,627
                                                             -----------     -----------

NET INVESTMENT INCOME (LOSS)................................     483,356        (168,765)
                                                             -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     249,339         825,718
   Net realized gain distribution from the Portfolios.......     419,171              --
                                                             -----------     -----------
 Net realized gain (loss) on investments....................     668,510         825,718
                                                             -----------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,644,100)     (3,571,482)
                                                             -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (975,590)     (2,745,764)
                                                             -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (492,234)    $(2,914,529)
                                                             ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  AXA           AXA           AXA             AXA
                                                             INTERNATIONAL INTERNATIONAL LARGE CAP CORE LARGE CAP GROWTH
                                                                MANAGED    VALUE MANAGED    MANAGED         MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*     VOLATILITY*
                                                             ------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $     782    $    86,801   $   254,605     $    707,284
 Expenses:
   Asset-based charges......................................       4,869        311,041        54,048        1,082,185
                                                               ---------    -----------   -----------     ------------

NET INVESTMENT INCOME (LOSS)................................      (4,087)      (224,240)      200,557         (374,901)
                                                               ---------    -----------   -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (3,014)        22,639       879,622       14,304,482
   Net realized gain distribution from the Portfolios.......      57,917             --       392,314       10,727,031
                                                               ---------    -----------   -----------     ------------
 Net realized gain (loss) on investments....................      54,903         22,639     1,271,936       25,031,513
                                                               ---------    -----------   -----------     ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (122,244)    (2,468,388)   (1,398,547)     (15,570,393)
                                                               ---------    -----------   -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (67,341)    (2,445,749)     (126,611)       9,461,120
                                                               ---------    -----------   -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (71,428)   $(2,669,989)  $    73,946     $  9,086,219
                                                               =========    ===========   ===========     ============

                                                                   AXA            AXA
                                                             LARGE CAP VALUE MID CAP VALUE
                                                                 MANAGED        MANAGED
                                                               VOLATILITY*    VOLATILITY*
                                                             --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  6,395,049   $  1,591,069
 Expenses:
   Asset-based charges......................................     1,898,522        901,219
                                                              ------------   ------------

NET INVESTMENT INCOME (LOSS)................................     4,496,527        689,850
                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     3,031,387     10,016,316
   Net realized gain distribution from the Portfolios.......            --             --
                                                              ------------   ------------
 Net realized gain (loss) on investments....................     3,031,387     10,016,316
                                                              ------------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (25,638,035)   (18,646,381)
                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (22,606,648)    (8,630,065)
                                                              ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(18,110,121)  $ (7,940,215)
                                                              ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  AXA            AXA            AXA         AXA/AB
                                                               MODERATE    MODERATE GROWTH MODERATE-PLUS   SMALL CAP
                                                              ALLOCATION*     STRATEGY*     ALLOCATION*     GROWTH*
                                                             ------------  --------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  7,830,270    $   883,989   $  3,843,441  $     93,170
 Expenses:
   Asset-based charges......................................    4,944,594             --        844,567       965,458
                                                             ------------    -----------   ------------  ------------

NET INVESTMENT INCOME (LOSS)................................    2,885,676        883,989      2,998,874      (872,288)
                                                             ------------    -----------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      857,880        616,529      1,612,523     5,501,499
   Net realized gain distribution from the Portfolios.......   34,041,374        793,462     19,743,467    21,286,436
                                                             ------------    -----------   ------------  ------------
 Net realized gain (loss) on investments....................   34,899,254      1,409,991     21,355,990    26,787,935
                                                             ------------    -----------   ------------  ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (50,142,497)    (3,067,544)   (30,416,499)  (31,960,172)
                                                             ------------    -----------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (15,243,243)    (1,657,553)    (9,060,509)   (5,172,237)
                                                             ------------    -----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(12,357,567)   $  (773,564)  $ (6,061,635) $ (6,044,525)
                                                             ============    ===========   ============  ============

                                                                 AXA/          BLACKROCK
                                                             LOOMIS SAYLES GLOBAL ALLOCATION
                                                                GROWTH*        V.I. FUND
                                                             ------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   29,577       $  91,380
 Expenses:
   Asset-based charges......................................      65,653              --
                                                              ----------       ---------

NET INVESTMENT INCOME (LOSS)................................     (36,076)         91,380
                                                              ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (15,906)       (320,280)
   Net realized gain distribution from the Portfolios.......     263,929         572,851
                                                              ----------       ---------
 Net realized gain (loss) on investments....................     248,023         252,571
                                                              ----------       ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,295,473        (281,268)
                                                              ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   2,543,496         (28,697)
                                                              ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $2,507,420       $  62,683
                                                              ==========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                         EQ/
                                                             CHARTER/SM/  CHARTER/SM/  CHARTER/SM/    BLACKROCK      EQ/BOSTON
                                                             MULTI-SECTOR  SMALL CAP    SMALL CAP    BASIC VALUE  ADVISORS EQUITY
                                                                BOND*       GROWTH*       VALUE*       EQUITY*        INCOME*
                                                             ------------ -----------  -----------  ------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 1,394,336  $    32,246  $   153,737  $  2,733,976    $   305,812
 Expenses:
   Asset-based charges......................................     390,698       19,916       78,434       772,088         43,551
                                                             -----------  -----------  -----------  ------------    -----------

NET INVESTMENT INCOME (LOSS)................................   1,003,638       12,330       75,303     1,961,888        262,261
                                                             -----------  -----------  -----------  ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,270,794)     386,736    1,030,645     8,277,931        680,265
   Net realized gain distribution from the Portfolios.......          --           --           --            --      1,699,550
                                                             -----------  -----------  -----------  ------------    -----------
 Net realized gain (loss) on investments....................  (1,270,794)     386,736    1,030,645     8,277,931      2,379,815
                                                             -----------  -----------  -----------  ------------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (625,415)  (1,109,153)  (5,207,967)  (23,808,225)    (3,020,312)
                                                             -----------  -----------  -----------  ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,896,209)    (722,417)  (4,177,322)  (15,530,294)      (640,497)
                                                             -----------  -----------  -----------  ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (892,571) $  (710,087) $(4,102,019) $(13,568,406)   $  (378,236)
                                                             ===========  ===========  ===========  ============    ===========

                                                              EQ/CALVERT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  20,389
 Expenses:
   Asset-based charges......................................      4,880
                                                              ---------

NET INVESTMENT INCOME (LOSS)................................     15,509
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    111,410
   Net realized gain distribution from the Portfolios.......    210,785
                                                              ---------
 Net realized gain (loss) on investments....................    322,195
                                                              ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (332,743)
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (10,548)
                                                              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $   4,961
                                                              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                              EQ/CAPITAL    EQ/COMMON    EQ/CORE     EQ/EQUITY     EQ/GAMCO
                                                               GUARDIAN       STOCK       BOND          500       MERGERS AND
                                                              RESEARCH*      INDEX*      INDEX*       INDEX*     ACQUISITIONS*
                                                             -----------  ------------  ---------  ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   660,228  $ 21,718,173  $ 796,631  $ 11,806,814    $      --
 Expenses:
   Asset-based charges......................................     539,090     8,441,225    156,208     2,652,589       35,615
                                                             -----------  ------------  ---------  ------------    ---------

NET INVESTMENT INCOME (LOSS)................................     121,138    13,276,948    640,423     9,154,225      (35,615)
                                                             -----------  ------------  ---------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   5,081,556    45,550,451     55,854    38,543,353      136,362
   Net realized gain distribution from the Portfolios.......          --            --         --    13,092,224      663,987
                                                             -----------  ------------  ---------  ------------    ---------
 Net realized gain (loss) on investments....................   5,081,556    45,550,451     55,854    51,635,577      800,349
                                                             -----------  ------------  ---------  ------------    ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,916,741)  (66,420,997)  (620,665)  (57,226,749)    (442,986)
                                                             -----------  ------------  ---------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,164,815   (20,870,546)  (564,811)   (5,591,172)     357,363
                                                             -----------  ------------  ---------  ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 1,285,953  $ (7,593,598) $  75,612  $  3,563,053    $ 321,748
                                                             ===========  ============  =========  ============    =========

                                                               EQ/GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $    805,210
 Expenses:
   Asset-based charges......................................      372,372
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................      432,838
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,389,664
   Net realized gain distribution from the Portfolios.......    7,803,737
                                                             ------------
 Net realized gain (loss) on investments....................   14,193,401
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (23,639,812)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (9,446,411)
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (9,013,573)
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                            EQ/
                                                                        INTERMEDIATE      EQ/                    EQ/JPMORGAN
                                                             EQ/GLOBAL   GOVERNMENT  INTERNATIONAL  EQ/INVESCO      VALUE
                                                             BOND PLUS*    BOND*     EQUITY INDEX*  COMSTOCK*   OPPORTUNITIES*
                                                             ---------- ------------ ------------- -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   8,197   $ 506,410   $  7,169,653  $   551,224   $   225,860
 Expenses:
   Asset-based charges......................................    51,279     258,576      1,519,239       59,663       136,103
                                                             ---------   ---------   ------------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................   (43,082)    247,834      5,650,414      491,561        89,757
                                                             ---------   ---------   ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (480,303)    419,315     (1,973,019)     898,563     2,320,971
   Net realized gain distribution from the Portfolios.......    23,392      94,659             --           --            --
                                                             ---------   ---------   ------------  -----------   -----------
 Net realized gain (loss) on investments....................  (456,911)    513,974     (1,973,019)     898,563     2,320,971
                                                             ---------   ---------   ------------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (266,877)   (640,827)   (10,756,200)  (3,002,888)   (3,303,606)
                                                             ---------   ---------   ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (723,788)   (126,853)   (12,729,219)  (2,104,325)     (982,635)
                                                             ---------   ---------   ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(766,870)  $ 120,981   $ (7,078,805) $(1,612,764)  $  (892,878)
                                                             =========   =========   ============  ===========   ===========

                                                               EQ/LARGE
                                                              CAP GROWTH
                                                                INDEX*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,165,145
 Expenses:
   Asset-based charges......................................      611,092
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................      554,053
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,231,722
   Net realized gain distribution from the Portfolios.......   11,832,526
                                                             ------------
 Net realized gain (loss) on investments....................   18,064,248
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,845,810)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    5,218,438
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  5,772,491
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     EQ/
                                                              EQ/LARGE       EQ/MFS                             MORGAN STANLEY
                                                              CAP VALUE   INTERNATIONAL    EQ/MID     EQ/MONEY     MID CAP
                                                               INDEX*        GROWTH*     CAP INDEX*   MARKET*      GROWTH*
                                                             -----------  ------------- -----------  ---------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   387,055   $   236,767  $ 1,010,398  $      --   $        --
 Expenses:
   Asset-based charges......................................      60,494       103,735      392,117    659,391       130,225
                                                             -----------   -----------  -----------  ---------   -----------

NET INVESTMENT INCOME (LOSS)................................     326,561       133,032      618,281   (659,391)     (130,225)
                                                             -----------   -----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   1,265,657       944,265    4,142,515       (519)      470,752
   Net realized gain distribution from the Portfolios.......     483,352       588,639           --        831     1,111,987
                                                             -----------   -----------  -----------  ---------   -----------
 Net realized gain (loss) on investments....................   1,749,009     1,532,904    4,142,515        312     1,582,739
                                                             -----------   -----------  -----------  ---------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,029,371)   (1,675,590)  (8,365,728)    (2,431)   (3,988,100)
                                                             -----------   -----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,280,362)     (142,686)  (4,223,213)    (2,119)   (2,405,361)
                                                             -----------   -----------  -----------  ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (953,801)  $    (9,654) $(3,604,932) $(661,510)  $(2,535,586)
                                                             ===========   ===========  ===========  =========   ===========

                                                              EQ/PIMCO
                                                             ULTRA SHORT
                                                                BOND*
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 164,039
 Expenses:
   Asset-based charges......................................    106,066
                                                              ---------

NET INVESTMENT INCOME (LOSS)................................     57,973
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (86,263)
   Net realized gain distribution from the Portfolios.......         --
                                                              ---------
 Net realized gain (loss) on investments....................    (86,263)
                                                              ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,220)
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (262,483)
                                                              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(204,510)
                                                              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                            EQ/
                                                                 EQ/        EQ/SMALL      T. ROWE       EQ/UBS         EQ/
                                                             QUALITY BOND   COMPANY     PRICE GROWTH   GROWTH &    WELLS FARGO
                                                                PLUS*        INDEX*        STOCK*      INCOME*    OMEGA GROWTH*
                                                             ------------ ------------  ------------ -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 661,546   $    687,044   $       --  $    71,350   $        --
 Expenses:
   Asset-based charges......................................    260,228        199,307      259,198       41,607       260,068
                                                              ---------   ------------   ----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................    401,318        487,737     (259,198)      29,743      (260,068)
                                                              ---------   ------------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (862,433)     2,179,774    3,332,491    1,065,884      (110,171)
   Net realized gain distribution from the Portfolios.......         --      5,984,686    3,029,789    1,573,791     6,035,160
                                                              ---------   ------------   ----------  -----------   -----------
 Net realized gain (loss) on investments....................   (862,433)     8,164,460    6,362,280    2,639,675     5,924,989
                                                              ---------   ------------   ----------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    369,294    (12,289,217)     635,064   (2,891,098)   (4,528,855)
                                                              ---------   ------------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (493,139)    (4,124,757)   6,997,344     (251,423)    1,396,134
                                                              ---------   ------------   ----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (91,821)  $ (3,637,020)  $6,738,146  $  (221,680)  $ 1,136,066
                                                              =========   ============   ==========  ===========   ===========

                                                               FIDELITY(R)
                                                                VIP ASSET
                                                             MANAGER: GROWTH
                                                                PORTFOLIO
                                                             ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  14,257
 Expenses:
   Asset-based charges......................................           --
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................       14,257
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      115,611
   Net realized gain distribution from the Portfolios.......          900
                                                                ---------
 Net realized gain (loss) on investments....................      116,511
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (134,182)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (17,671)
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (3,414)
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                         FIDELITY(R)  FIDELITY(R)   FIDELITY(R)
                                                                          FIDELITY(R)    VIP EQUITY- VIP GOVERNMENT VIP GROWTH &
                                                                       VIP CONTRAFUND(R)   INCOME     MONEY MARKET     INCOME
                                                                           PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                       ----------------- ----------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    728,119     $  33,008       $110      $   143,852
  Expenses:
   Asset-based charges................................................        356,914            --         --           22,995
                                                                         ------------     ---------       ----      -----------

NET INVESTMENT INCOME (LOSS)..........................................        371,205        33,008        110          120,857
                                                                         ------------     ---------       ----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      2,702,074         4,202         --          371,635
   Net realized gain distribution from the Portfolios.................      7,935,040        97,257         --          372,350
                                                                         ------------     ---------       ----      -----------
  Net realized gain (loss) on investments.............................     10,637,114       101,459         --          743,985
                                                                         ------------     ---------       ----      -----------

  Net change in unrealized appreciation (depreciation) of investments.    (11,146,011)     (182,104)        --       (1,074,627)
                                                                         ------------     ---------       ----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (508,897)      (80,645)        --         (330,642)
                                                                         ------------     ---------       ----      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   (137,692)    $ (47,637)      $110      $  (209,785)
                                                                         ============     =========       ====      ===========

                                                                       FIDELITY(R)  FIDELITY(R)
                                                                        VIP HIGH   VIP INVESTMENT
                                                                         INCOME      GRADE BOND
                                                                        PORTFOLIO    PORTFOLIO
                                                                       ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 259,608    $ 196,929
  Expenses:
   Asset-based charges................................................         --           --
                                                                        ---------    ---------

NET INVESTMENT INCOME (LOSS)..........................................    259,608      196,929
                                                                        ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (311,035)      54,914
   Net realized gain distribution from the Portfolios.................         --        5,496
                                                                        ---------    ---------
  Net realized gain (loss) on investments.............................   (311,035)      60,410
                                                                        ---------    ---------

  Net change in unrealized appreciation (depreciation) of investments.    (71,837)    (295,052)
                                                                        ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (382,872)    (234,642)
                                                                        ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(123,264)   $ (37,713)
                                                                        =========    =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                FIDELITY(R)
                                                                       FIDELITY(R)  FIDELITY(R)  VIP VALUE    FRANKLIN
                                                                       VIP MID CAP   VIP VALUE  STRATEGIES  MUTUAL SHARES
                                                                        PORTFOLIO    PORTFOLIO   PORTFOLIO    VIP FUND
                                                                       -----------  ----------- ----------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    56,610   $  16,171   $  3,284    $   356,812
  Expenses:
   Asset-based charges................................................      37,298          --         --         24,291
                                                                       -----------   ---------   --------    -----------

NET INVESTMENT INCOME (LOSS)..........................................      19,312      16,171      3,284        332,521
                                                                       -----------   ---------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (646,158)     65,893     45,799        626,507
   Net realized gain distribution from the Portfolios.................   3,952,513     218,385        290        787,272
                                                                       -----------   ---------   --------    -----------
  Net realized gain (loss) on investments.............................   3,306,355     284,278     46,089      1,413,779
                                                                       -----------   ---------   --------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,794,851)   (303,282)   (60,536)    (2,337,146)
                                                                       -----------   ---------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (488,496)    (19,004)   (14,447)      (923,367)
                                                                       -----------   ---------   --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (469,184)  $  (2,833)  $(11,163)   $  (590,846)
                                                                       ===========   =========   ========    ===========

                                                                           FRANKLIN        FRANKLIN
                                                                       RISING DIVIDENDS SMALL CAP VALUE
                                                                           VIP FUND        VIP FUND
                                                                       ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    739,248     $    35,167
  Expenses:
   Asset-based charges................................................        173,522          14,022
                                                                         ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        565,726          21,145
                                                                         ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      2,079,436         (68,104)
   Net realized gain distribution from the Portfolios.................      5,471,020         808,785
                                                                         ------------     -----------
  Net realized gain (loss) on investments.............................      7,550,456         740,681
                                                                         ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.    (10,135,616)     (1,197,710)
                                                                         ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,585,160)       (457,029)
                                                                         ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (2,019,434)    $  (435,884)
                                                                         ============     ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                          INVESCO V.I.
                                                                           FRANKLIN     GOLDMAN SACHS VIT DIVERSIFIED
                                                                       STRATEGIC INCOME   MID CAP VALUE     DIVIDEND
                                                                           VIP FUND           FUND            FUND
                                                                       ---------------- ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 1,874,507       $    12,744      $ 48,269
  Expenses:
   Asset-based charges................................................        83,271            28,706            --
                                                                         -----------       -----------      --------

NET INVESTMENT INCOME (LOSS)..........................................     1,791,236           (15,962)       48,269
                                                                         -----------       -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      (659,110)          (52,969)       65,282
   Net realized gain distribution from the Portfolios.................       497,810           813,692            --
                                                                         -----------       -----------      --------
  Net realized gain (loss) on investments.............................      (161,300)          760,723        65,282
                                                                         -----------       -----------      --------

  Net change in unrealized appreciation (depreciation) of investments.    (2,867,623)       (1,913,667)      (84,879)
                                                                         -----------       -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (3,028,923)       (1,152,944)      (19,597)
                                                                         -----------       -----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(1,237,687)      $(1,168,906)     $ 28,672
                                                                         ===========       ===========      ========

                                                                       INVESCO V.I.               INVESCO V.I.
                                                                          GLOBAL    INVESCO V.I.    MID CAP
                                                                       REAL ESTATE  INTERNATIONAL CORE EQUITY
                                                                           FUND      GROWTH FUND      FUND
                                                                       ------------ ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,123,383   $   409,148   $   3,322
  Expenses:
   Asset-based charges................................................      76,578        67,643       9,266
                                                                       -----------   -----------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   1,046,805       341,505      (5,944)
                                                                       -----------   -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     827,125     1,242,626      36,320
   Net realized gain distribution from the Portfolios.................          --            --     303,032
                                                                       -----------   -----------   ---------
  Net realized gain (loss) on investments.............................     827,125     1,242,626     339,352
                                                                       -----------   -----------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (2,603,707)   (2,527,271)   (457,303)
                                                                       -----------   -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,776,582)   (1,284,645)   (117,951)
                                                                       -----------   -----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (729,777)  $  (943,140)  $(123,895)
                                                                       ===========   ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          INVESCO       IVY FUNDS    IVY FUNDS    IVY FUNDS
                                                                       V.I. SMALL CAP VIP DIVIDEND      VIP       VIP HIGH
                                                                        EQUITY FUND   OPPORTUNITIES   ENERGY       INCOME
                                                                       -------------- ------------- -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --     $  8,002    $     8,431  $ 1,209,716
  Expenses:
   Asset-based charges................................................       10,192           --         50,966       44,165
                                                                        -----------     --------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................      (10,192)       8,002        (42,535)   1,165,551
                                                                        -----------     --------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      110,054       (2,438)      (623,240)    (368,139)
   Net realized gain distribution from the Portfolios.................      931,720       68,496         76,344      205,394
                                                                        -----------     --------    -----------  -----------
  Net realized gain (loss) on investments.............................    1,041,774       66,058       (546,896)    (162,745)
                                                                        -----------     --------    -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,307,587)     (92,192)    (3,144,450)  (2,489,988)
                                                                        -----------     --------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (265,813)     (26,134)    (3,691,346)  (2,652,733)
                                                                        -----------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (276,005)    $(18,132)   $(3,733,881) $(1,487,182)
                                                                        ===========     ========    ===========  ===========

                                                                        IVY FUNDS      IVY FUNDS
                                                                       VIP MID CAP  VIP SCIENCE AND
                                                                         GROWTH       TECHNOLOGY
                                                                       -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --    $        --
  Expenses:
   Asset-based charges................................................      87,298         73,140
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................     (87,298)       (73,140)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     773,173       (282,648)
   Net realized gain distribution from the Portfolios.................   2,384,560      1,394,406
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   3,157,733      1,111,758
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,925,907)    (2,099,490)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,768,174)      (987,732)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,855,472)   $(1,060,872)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                     LAZARD RETIREMENT    MFS(R)      MFS(R)
                                                                         IVY FUNDS       EMERGING      INTERNATIONAL INVESTORS
                                                                       VIP SMALL CAP  MARKETS EQUITY       VALUE       TRUST
                                                                          GROWTH         PORTFOLIO       PORTFOLIO    SERIES
                                                                       ------------- ----------------- ------------- ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --     $   501,382     $ 1,183,932  $  15,115
  Expenses:
   Asset-based charges................................................       22,237          96,635         167,673      6,262
                                                                        -----------     -----------     -----------  ---------

NET INVESTMENT INCOME (LOSS)..........................................      (22,237)        404,747       1,016,259      8,853
                                                                        -----------     -----------     -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      105,172      (1,529,455)      3,003,586     74,040
   Net realized gain distribution from the Portfolios.................    1,056,709         117,815         677,463    237,638
                                                                        -----------     -----------     -----------  ---------
  Net realized gain (loss) on investments.............................    1,161,881      (1,411,640)      3,681,049    311,678
                                                                        -----------     -----------     -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.   (1,250,082)     (8,487,944)     (1,260,811)  (329,890)
                                                                        -----------     -----------     -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (88,201)     (9,899,584)      2,420,238    (18,212)
                                                                        -----------     -----------     -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (110,438)    $(9,494,837)    $ 3,436,497  $  (9,359)
                                                                        ===========     ===========     ===========  =========

                                                                          MFS(R)
                                                                       MASSACHUSETTS
                                                                         INVESTORS    MFS(R)
                                                                       GROWTH STOCK  UTILITIES
                                                                       PORTFOLIO(A)   SERIES
                                                                       ------------- ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   9,936   $  84,079
  Expenses:
   Asset-based charges................................................       5,709          --
                                                                         ---------   ---------

NET INVESTMENT INCOME (LOSS)..........................................       4,227      84,079
                                                                         ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      44,523     (84,538)
   Net realized gain distribution from the Portfolios.................     125,469     147,568
                                                                         ---------   ---------
  Net realized gain (loss) on investments.............................     169,992      63,030
                                                                         ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.    (214,567)   (455,157)
                                                                         ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (44,575)   (392,127)
                                                                         ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (40,348)  $(308,048)
                                                                         =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER              MULTIMANAGER MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER   MID CAP      MID CAP
                                                                         EQUITY*     CORE BOND*    GROWTH*       VALUE*
                                                                       ------------ ------------ ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   659,050  $ 1,418,402  $        --  $   334,233
  Expenses:
   Asset-based charges................................................   2,263,909      227,148      109,360      173,777
                                                                       -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (1,604,859)   1,191,254     (109,360)     160,456
                                                                       -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  18,378,895     (551,689)     571,381    2,399,375
   Net realized gain distribution from the Portfolios.................          --           --    2,827,062           --
                                                                       -----------  -----------  -----------  -----------
  Net realized gain (loss) on investments.............................  18,378,895     (551,689)   3,398,443    2,399,375
                                                                       -----------  -----------  -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,344,791)    (723,006)  (3,804,113)  (5,330,868)
                                                                       -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  16,034,104   (1,274,695)    (405,670)  (2,931,493)
                                                                       -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $14,429,245  $   (83,441) $  (515,030) $(2,771,037)
                                                                       ===========  ===========  ===========  ===========

                                                                                      NATURAL
                                                                       MULTIMANAGER  RESOURCES
                                                                       TECHNOLOGY*   PORTFOLIO
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --  $        --
  Expenses:
   Asset-based charges................................................     352,910           --
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (352,910)          --
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   6,757,434   (3,257,160)
   Net realized gain distribution from the Portfolios.................   6,337,463           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  13,094,897   (3,257,160)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (7,570,893)   1,433,715
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,524,004   (1,823,445)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 5,171,094  $(1,823,445)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           PIMCO
                                                                         COMMODITY
                                                                       REALRETURN(R)    PIMCO        PIMCO     T. ROWE PRICE
                                                                         STRATEGY    REAL RETURN  TOTAL RETURN EQUITY INCOME
                                                                         PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO - II
                                                                       ------------- -----------  ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   380,299  $   985,083  $ 3,169,238   $   311,187
  Expenses:
   Asset-based charges................................................       19,526       52,237      156,580        79,718
                                                                        -----------  -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      360,773      932,846    3,012,658       231,469
                                                                        -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (1,069,197)    (552,388)    (382,072)      918,441
   Net realized gain distribution from the Portfolios.................           --           --      688,274       409,256
                                                                        -----------  -----------  -----------   -----------
  Net realized gain (loss) on investments.............................   (1,069,197)    (552,388)     306,202     1,327,697
                                                                        -----------  -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,912,720)  (1,140,066)  (3,274,363)   (3,142,396)
                                                                        -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (2,981,917)  (1,692,454)  (2,968,161)   (1,814,699)
                                                                        -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(2,621,144) $  (759,608) $    44,497   $(1,583,230)
                                                                        ===========  ===========  ===========   ===========


                                                                        T. ROWE PRICE
                                                                       HEALTH SCIENCES TARGET 2015
                                                                       PORTFOLIO - II  ALLOCATION*
                                                                       --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $       --      $ 2,696
  Expenses:
   Asset-based charges................................................           --           --
                                                                         ----------      -------

NET INVESTMENT INCOME (LOSS)..........................................           --        2,696
                                                                         ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      904,601       (1,979)
   Net realized gain distribution from the Portfolios.................      481,316        2,663
                                                                         ----------      -------
  Net realized gain (loss) on investments.............................    1,385,917          684
                                                                         ----------      -------

  Net change in unrealized appreciation (depreciation) of investments.     (741,390)      (9,414)
                                                                         ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      644,527       (8,730)
                                                                         ----------      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  644,527      $(6,034)
                                                                         ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                       TARGET 2025 TARGET 2035 TARGET 2045  TARGET 2055
                                                                       ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*(B)
                                                                       ----------- ----------- ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 16,132    $ 10,405    $  7,397       $ 649
  Expenses:
   Asset-based charges................................................       307          --           1          --
                                                                        --------    --------    --------       -----

NET INVESTMENT INCOME (LOSS)..........................................    15,825      10,405       7,396         649
                                                                        --------    --------    --------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (4,014)       (562)      4,455         158
   Net realized gain distribution from the Portfolios.................    14,253      11,147       6,389          46
                                                                        --------    --------    --------       -----
  Net realized gain (loss) on investments.............................    10,239      10,585      10,844         204
                                                                        --------    --------    --------       -----

  Net change in unrealized appreciation (depreciation) of investments.   (51,597)    (41,736)    (32,217)       (593)
                                                                        --------    --------    --------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (41,358)    (31,151)    (21,373)       (389)
                                                                        --------    --------    --------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(25,533)   $(20,746)   $(13,977)      $ 260
                                                                        ========    ========    ========       =====

                                                                        TEMPLETON
                                                                        DEVELOPING   TEMPLETON
                                                                         MARKETS    GLOBAL BOND
                                                                         VIP FUND    VIP FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   174,848  $ 3,498,333
  Expenses:
   Asset-based charges................................................      25,626       97,283
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     149,222    3,401,050
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (564,861)    (961,211)
   Net realized gain distribution from the Portfolios.................   1,113,461      227,214
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................     548,600     (733,997)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,539,693)  (4,661,392)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,991,093)  (5,395,389)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,841,871) $(1,994,339)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                    VANGUARD
                                                                       TEMPLETON  VAN ECK VIP  VARIABLE INSURANCE
                                                                        GROWTH    GLOBAL HARD  FUND-EQUITY INDEX
                                                                       VIP FUND   ASSETS FUND      PORTFOLIO
                                                                       ---------  -----------  ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 128,126  $     3,189      $ 128,909
  Expenses:
   Asset-based charges................................................    16,627       27,935         46,636
                                                                       ---------  -----------      ---------

NET INVESTMENT INCOME (LOSS)..........................................   111,499      (24,746)        82,273
                                                                       ---------  -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    97,988   (1,116,143)       281,336
   Net realized gain distribution from the Portfolios.................        --           --        236,069
                                                                       ---------  -----------      ---------
  Net realized gain (loss) on investments.............................    97,988   (1,116,143)       517,405
                                                                       ---------  -----------      ---------

  Net change in unrealized appreciation (depreciation) of investments.  (521,605)  (3,080,845)      (563,764)
                                                                       ---------  -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (423,617)  (4,196,988)       (46,359)
                                                                       ---------  -----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(312,118) $(4,221,734)     $  35,914
                                                                       =========  ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 25*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   30,912  $   44,341
  Net realized gain (loss) on investments..................................................     41,847      87,350
  Net change in unrealized appreciation (depreciation) of investments......................   (296,469)    (73,999)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (223,710)     57,692
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,494,746   2,753,131
  Transfers between Variable Investment Options including guaranteed interest account, net.    481,006    (256,759)
  Redemptions for contract benefits and terminations.......................................   (134,934)    (27,972)
  Contract maintenance charges.............................................................   (374,307)   (223,568)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,466,511   2,244,832
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (11)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,242,790   2,302,544
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,443,025   1,140,481
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $4,685,815  $3,443,025
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         27          42
  Redeemed.................................................................................        (12)        (21)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         15          21
                                                                                            ==========  ==========


                                                                                            ALL ASSET GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   116,321  $   212,562
  Net realized gain (loss) on investments..................................................     643,606      551,481
  Net change in unrealized appreciation (depreciation) of investments......................  (1,467,945)    (455,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (708,018)     308,496
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,762,518    2,980,374
  Transfers between Variable Investment Options including guaranteed interest account, net.    (930,556)     566,028
  Redemptions for contract benefits and terminations.......................................    (232,188)    (209,311)
  Contract maintenance charges.............................................................    (999,197)    (886,284)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     600,577    2,450,807
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (107,441)   2,759,303
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  17,621,082   14,861,779
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,513,641  $17,621,082
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          25           32
  Redeemed.................................................................................         (20)         (13)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           19
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                                   MODERATE
                                                                                                GROWTH-ALT 15*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   45,299  $   38,585
  Net realized gain (loss) on investments..................................................     11,888      35,994
  Net change in unrealized appreciation (depreciation) of investments......................   (279,742)    (59,022)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (222,555)     15,557
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  2,084,516     987,674
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,865,159     780,816
  Redemptions for contract benefits and terminations.......................................     (3,274)     (2,872)
  Contract maintenance charges.............................................................   (365,111)   (168,125)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,581,290   1,597,493
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (20)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  3,358,715   1,613,070
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,537,828     924,758
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,896,543  $2,537,828
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        118          22
  Redeemed.................................................................................        (12)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        106          19
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014



                                                                                             AMERICAN CENTURY VP MID
                                                                                                 CAP VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   402,993  $   181,316
  Net realized gain (loss) on investments..................................................   2,867,308    3,246,004
  Net change in unrealized appreciation (depreciation) of investments......................  (3,905,191)     324,471
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (634,890)   3,751,791
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,596,829    2,312,405
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,579,041    3,106,133
  Redemptions for contract benefits and terminations.......................................  (1,406,808)    (655,632)
  Contract maintenance charges.............................................................    (828,781)    (564,106)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,940,281    4,198,800
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        7,000
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,305,391    7,957,591
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  30,541,438   22,583,847
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,846,829  $30,541,438
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         130          119
  Redeemed.................................................................................         (83)         (60)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          47           59
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                                 GLOBAL SMALL
                                                                                            CAPITALIZATION FUND/SM/
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (6,438) $   (3,219)
  Net realized gain (loss) on investments..................................................    192,439      31,007
  Net change in unrealized appreciation (depreciation) of investments......................   (335,896)    (31,318)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (149,895)     (3,530)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    812,034     427,516
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,323,328     660,216
  Redemptions for contract benefits and terminations.......................................    (78,995)    (58,328)
  Contract maintenance charges.............................................................   (144,758)    (65,729)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,911,609     963,675
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        150          90
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,761,864     960,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,828,873     868,638
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,590,737  $1,828,873
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................         32          25
  Redeemed.................................................................................        (14)         (8)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         18          17
                                                                                            ==========  ==========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                               NEW WORLD FUND(R)
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   18,185  $   37,418
  Net realized gain (loss) on investments..................................................     77,140     245,091
  Net change in unrealized appreciation (depreciation) of investments......................   (328,097)   (624,623)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (232,772)   (342,114)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,256,174     990,649
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,477,302   2,466,492
  Redemptions for contract benefits and terminations.......................................   (175,843)    (30,630)
  Contract maintenance charges.............................................................   (197,133)   (119,736)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,360,500   3,306,775
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         49       1,245
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  2,127,777   2,965,906
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,903,725     937,819
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $6,031,502  $3,903,725
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................         78          85
  Redeemed.................................................................................        (27)        (13)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         51          72
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                AXA 400 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,612  $    2,956
  Net realized gain (loss) on investments..................................................    275,786     363,293
  Net change in unrealized appreciation (depreciation) of investments......................   (419,615)   (125,871)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (135,217)    240,378
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    299,859     340,483
  Transfers between Variable Investment Options including guaranteed interest account, net.    153,505    (147,053)
  Redemptions for contract benefits and terminations.......................................    (60,055)   (197,238)
  Contract maintenance charges.............................................................   (163,399)   (162,792)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    229,910    (166,600)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (20)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     94,673      73,798
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,065,332   2,991,534
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,160,005  $3,065,332
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5           6
  Redeemed.................................................................................         (4)         (7)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1          (1)
                                                                                            ==========  ==========

                                                                                                AXA 500 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   35,101  $   17,924
  Net realized gain (loss) on investments..................................................    359,350     331,576
  Net change in unrealized appreciation (depreciation) of investments......................   (417,425)    114,286
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (22,974)    463,786
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    610,036     397,977
  Transfers between Variable Investment Options including guaranteed interest account, net.     13,494   2,200,232
  Redemptions for contract benefits and terminations.......................................   (197,844)    (92,814)
  Contract maintenance charges.............................................................   (298,532)   (175,874)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    127,154   2,329,521
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (26)         50
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    104,154   2,793,357
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,575,901   2,782,544
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,680,055  $5,575,901
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         11          19
  Redeemed.................................................................................        (10)         (5)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1          14
                                                                                            ==========  ==========

                                                                                               AXA 2000 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    1,621  $   (4,343)
  Net realized gain (loss) on investments..................................................    147,120     235,347
  Net change in unrealized appreciation (depreciation) of investments......................   (287,236)   (144,270)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (138,495)     86,734
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    306,861     271,695
  Transfers between Variable Investment Options including guaranteed interest account, net.   (256,748)    255,038
  Redemptions for contract benefits and terminations.......................................    (54,269)    (93,785)
  Contract maintenance charges.............................................................   (119,767)   (105,199)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (123,923)    327,749
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (29)         25
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (262,447)    414,508
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,546,396   2,131,888
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,283,949  $2,546,396
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          3           9
  Redeemed.................................................................................         (5)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (2)          3
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,074,465  $  1,959,061
  Net realized gain (loss) on investments..................................................   11,838,281    16,308,717
  Net change in unrealized appreciation (depreciation) of investments......................  (15,516,589)  (11,906,753)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,603,843)    6,361,025
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,598,314    13,643,677
  Transfers between Variable Investment Options including guaranteed interest account, net.   (3,036,412)   (7,341,331)
  Redemptions for contract benefits and terminations.......................................   (7,135,654)   (6,736,008)
  Contract maintenance charges.............................................................   (6,782,311)   (7,158,104)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (5,356,063)   (7,591,766)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (7,959,906)   (1,230,741)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  142,781,296   144,012,037
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $134,821,390  $142,781,296
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           62            63
  Redeemed.................................................................................          (62)          (75)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --           (12)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           31            28
  Redeemed.................................................................................          (35)          (45)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (4)          (17)
                                                                                            ============  ============

                                                                                                  AXA BALANCED
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   239,438  $   214,961
  Net realized gain (loss) on investments..................................................     277,194      613,468
  Net change in unrealized appreciation (depreciation) of investments......................    (700,010)     (47,686)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (183,378)     780,743
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   7,377,805    6,647,881
  Transfers between Variable Investment Options including guaranteed interest account, net.     (56,910)  (1,720,102)
  Redemptions for contract benefits and terminations.......................................    (531,645)    (153,899)
  Contract maintenance charges.............................................................  (2,200,970)  (1,755,434)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,588,280    3,018,446
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,404,902    3,799,189
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  19,802,055   16,002,866
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $24,206,957  $19,802,055
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          37           36
  Redeemed.................................................................................          (5)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          32           22
                                                                                            ===========  ===========

                                                                                                AXA CONSERVATIVE
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   146,109  $   170,341
  Net realized gain (loss) on investments..................................................     521,887    1,126,070
  Net change in unrealized appreciation (depreciation) of investments......................    (845,099)    (471,474)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (177,103)     824,937
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,416,856    3,131,250
  Transfers between Variable Investment Options including guaranteed interest account, net.     274,828   (1,636,589)
  Redemptions for contract benefits and terminations.......................................  (3,240,303)  (1,029,069)
  Contract maintenance charges.............................................................  (2,396,971)  (2,622,725)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,945,590)  (2,157,133)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,122,693)  (1,332,196)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  36,181,038   37,513,234
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,058,345  $36,181,038
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          43           59
  Redeemed.................................................................................         (47)         (70)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)         (11)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           6           11
  Redeemed.................................................................................         (16)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)          --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               AXA CONSERVATIVE
                                                                                               GROWTH STRATEGY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   52,826  $   53,692
  Net realized gain (loss) on investments..................................................    100,943     127,437
  Net change in unrealized appreciation (depreciation) of investments......................   (186,131)       (959)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (32,362)    180,170
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,119,376   1,689,753
  Transfers between Variable Investment Options including guaranteed interest account, net.   (399,100)   (176,736)
  Redemptions for contract benefits and terminations.......................................    (34,913)    (38,203)
  Contract maintenance charges.............................................................   (509,171)   (459,181)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    176,192   1,015,633
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    143,830   1,195,803
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,395,326   4,199,523
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,539,156  $5,395,326
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          6          12
  Redeemed.................................................................................         (5)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           8
                                                                                            ==========  ==========

                                                                                               AXA CONSERVATIVE
                                                                                                   STRATEGY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   19,856  $   14,673
  Net realized gain (loss) on investments..................................................      9,627      17,768
  Net change in unrealized appreciation (depreciation) of investments......................    (37,547)     11,188
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (8,064)     43,629
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    491,519     521,170
  Transfers between Variable Investment Options including guaranteed interest account, net.    226,181      36,745
  Redemptions for contract benefits and terminations.......................................       (572)     (5,394)
  Contract maintenance charges.............................................................   (211,809)   (176,029)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    505,319     376,492
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   497,255    420,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,929,511   1,509,390
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,426,766  $1,929,511
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5           4
  Redeemed.................................................................................         (1)         (1)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          4           3
                                                                                            ==========  ==========

                                                                                              AXA CONSERVATIVE-PLUS
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   178,923  $   249,267
  Net realized gain (loss) on investments..................................................   1,363,076    1,862,861
  Net change in unrealized appreciation (depreciation) of investments......................  (1,830,737)  (1,112,926)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (288,738)     999,202
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,758,833    3,131,758
  Transfers between Variable Investment Options including guaranteed interest account, net.    (938,692)    (336,303)
  Redemptions for contract benefits and terminations.......................................  (1,994,031)  (1,773,525)
  Contract maintenance charges.............................................................  (2,497,174)  (2,631,384)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,671,064)  (1,609,454)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,959,802)    (610,252)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  34,967,093   35,577,345
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $32,007,291  $34,967,093
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          27           54
  Redeemed.................................................................................         (42)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (15)          20
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................           8           12
  Redeemed.................................................................................         (12)         (13)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (1)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 AXA GLOBAL EQUITY
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    769,526  $    933,210
  Net realized gain (loss) on investments..................................................    2,541,805     1,835,332
  Net change in unrealized appreciation (depreciation) of investments......................   (6,051,699)     (649,623)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,740,368)    2,118,919
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,169,950     9,665,780
  Transfers between Variable Investment Options including guaranteed interest account, net.   (4,836,417)   (8,244,070)
  Redemptions for contract benefits and terminations.......................................   (8,440,293)   (8,277,439)
  Contract maintenance charges.............................................................   (6,933,714)   (7,377,254)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (12,040,474)  (14,232,983)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (14,780,842)  (12,114,064)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  153,335,198   165,449,262
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $138,554,356  $153,335,198
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            8            44
  Redeemed.................................................................................          (40)          (71)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (32)          (27)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           19            14
  Redeemed.................................................................................          (56)          (59)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (37)          (45)
                                                                                            ============  ============

                                                                                                   AXA GROWTH
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   483,356  $   450,063
  Net realized gain (loss) on investments..................................................     668,510      896,725
  Net change in unrealized appreciation (depreciation) of investments......................  (1,644,100)     203,204
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (492,234)   1,549,992
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  12,659,103   11,432,734
  Transfers between Variable Investment Options including guaranteed interest account, net.    (129,000)   1,403,127
  Redemptions for contract benefits and terminations.......................................    (590,167)    (417,417)
  Contract maintenance charges.............................................................  (3,254,917)  (2,531,987)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,685,019    9,886,457
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   8,192,785   11,436,449
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  34,422,231   22,985,782
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,615,016  $34,422,231
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          64           75
  Redeemed.................................................................................          (8)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          56           66
                                                                                            ===========  ===========

                                                                                                AXA INTERNATIONAL
                                                                                                  CORE MANAGED
                                                                                                 VOLATILITY*(A)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (168,765) $   811,360
  Net realized gain (loss) on investments..................................................     825,718    1,370,978
  Net change in unrealized appreciation (depreciation) of investments......................  (3,571,482)  (9,234,264)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,914,529)  (7,051,926)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,816,133    2,968,241
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,134,981)  46,537,401
  Redemptions for contract benefits and terminations.......................................  (4,199,696)  (1,409,412)
  Contract maintenance charges.............................................................  (4,663,163)  (3,184,166)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (6,181,707)  44,912,064
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (9,096,236)  37,860,138
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  69,547,784   31,687,646
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $60,451,548  $69,547,784
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           3           55
  Redeemed.................................................................................          (8)         (10)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          45
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          38          262
  Redeemed.................................................................................         (74)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (36)         212
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA INTERNATIONAL
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (4,087) $    9,433
  Net realized gain (loss) on investments..................................................     54,903      56,874
  Net change in unrealized appreciation (depreciation) of investments......................   (122,244)   (190,003)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (71,428)   (123,696)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    251,779     225,690
  Transfers between Variable Investment Options including guaranteed interest account, net.    243,715      29,102
  Redemptions for contract benefits and terminations.......................................    (56,457)    (34,332)
  Contract maintenance charges.............................................................    (86,979)    (86,791)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    352,058     133,669
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (38)         35
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    280,592      10,008
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,626,972   1,616,964
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,907,564  $1,626,972
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          6           6
  Redeemed.................................................................................         (4)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2           2
                                                                                            ==========  ==========

                                                                                                AXA INTERNATIONAL
                                                                                                  VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (224,240) $  1,167,317
  Net realized gain (loss) on investments..................................................      22,639       394,163
  Net change in unrealized appreciation (depreciation) of investments......................  (2,468,388)   (8,613,032)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (2,669,989)   (7,051,552)
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,848,746     6,104,497
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,722,684)   (2,438,601)
  Redemptions for contract benefits and terminations.......................................  (4,297,302)   (5,171,748)
  Contract maintenance charges.............................................................  (4,522,794)   (4,836,909)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,694,034)   (6,342,761)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --            --
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,364,023)  (13,394,313)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  86,952,099   100,346,412
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $78,588,076  $ 86,952,099
                                                                                            ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          15            16
  Redeemed.................................................................................         (18)          (23)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................          (3)           (7)
                                                                                            ===========  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          36            34
  Redeemed.................................................................................         (65)          (61)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................         (29)          (27)
                                                                                            ===========  ============

                                                                                                    AXA LARGE
                                                                                                CAP CORE MANAGED
                                                                                                 VOLATILITY*(D)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   200,557  $   214,250
  Net realized gain (loss) on investments..................................................   1,271,936    1,869,411
  Net change in unrealized appreciation (depreciation) of investments......................  (1,398,547)     440,572
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      73,946    2,524,233
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,122,716      875,818
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,068,827)   9,581,407
  Redemptions for contract benefits and terminations.......................................  (1,721,411)    (757,255)
  Contract maintenance charges.............................................................  (1,140,902)    (971,929)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,808,424)   8,728,041
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,734,478)  11,252,274
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,941,884   17,689,610
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,207,406  $28,941,884
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2           20
  Redeemed.................................................................................          (5)          (4)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          16
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7           51
  Redeemed.................................................................................         (17)         (20)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)          31
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   AXA LARGE CAP
                                                                                                  GROWTH MANAGED
                                                                                                  VOLATILITY*(E)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (374,901) $   (432,265)
  Net realized gain (loss) on investments..................................................   25,031,513    14,460,772
  Net change in unrealized appreciation (depreciation) of investments......................  (15,570,393)    6,561,625
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    9,086,219    20,590,132
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,763,098    10,555,460
  Transfers between Variable Investment Options including guaranteed interest account, net.  (11,458,516)   98,121,447
  Redemptions for contract benefits and terminations.......................................  (12,609,788)  (10,984,601)
  Contract maintenance charges.............................................................  (11,933,032)   (9,943,906)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (23,238,238)   87,748,400
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (14,152,019)  108,338,532
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  254,864,364   146,525,832
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $240,712,345  $254,864,364
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           17           132
  Redeemed.................................................................................          (30)          (17)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (13)          115
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           19           313
  Redeemed.................................................................................          (83)         (101)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (64)          212
                                                                                            ============  ============

                                                                                                   AXA LARGE CAP
                                                                                                   VALUE MANAGED
                                                                                                  VOLATILITY*(B)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  4,496,527  $  3,674,947
  Net realized gain (loss) on investments..................................................    3,031,387     2,014,134
  Net change in unrealized appreciation (depreciation) of investments......................  (25,638,035)   38,547,469
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (18,110,121)   44,236,550
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,622,040    22,882,748
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,171,376)   21,144,025
  Redemptions for contract benefits and terminations.......................................  (17,817,932)  (21,867,042)
  Contract maintenance charges.............................................................  (22,236,752)  (22,508,137)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (29,604,020)     (348,406)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (47,714,141)   43,888,144
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  426,014,036   382,125,892
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $378,299,895  $426,014,036
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           28           127
  Redeemed.................................................................................         (131)         (157)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (103)          (30)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           14            79
  Redeemed.................................................................................          (56)          (55)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (42)           24
                                                                                            ============  ============

                                                                                                    AXA MID CAP
                                                                                                   VALUE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    689,850  $    330,398
  Net realized gain (loss) on investments..................................................   10,016,316     9,485,865
  Net change in unrealized appreciation (depreciation) of investments......................  (18,646,381)   11,956,555
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (7,940,215)   21,772,818
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   10,810,969    11,653,042
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,346,675)   (8,701,077)
  Redemptions for contract benefits and terminations.......................................  (11,479,935)  (12,261,568)
  Contract maintenance charges.............................................................   (9,760,716)  (10,192,063)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (18,776,357)  (19,501,666)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (26,716,572)    2,271,152
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  221,773,740   219,502,588
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $195,057,168  $221,773,740
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           21            16
  Redeemed.................................................................................          (81)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (60)          (67)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            2             2
  Redeemed.................................................................................           (4)           (5)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (2)           (3)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
(e)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA MODERATE ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    2,885,676  $    5,692,742
  Net realized gain (loss) on investments..................................................     34,899,254      49,316,133
  Net change in unrealized appreciation (depreciation) of investments......................    (50,142,497)    (29,600,276)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (12,357,567)     25,408,599
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     60,269,452      65,104,652
  Transfers between Variable Investment Options including guaranteed interest account, net.    (29,525,058)    (28,723,505)
  Redemptions for contract benefits and terminations.......................................    (42,568,066)    (47,990,439)
  Contract maintenance charges.............................................................    (66,845,974)    (69,821,503)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (78,669,646)    (81,430,795)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       (120,000)          4,000
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (91,147,213)    (56,018,196)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,000,788,586   1,056,806,782
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $  909,641,373  $1,000,788,586
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            117             128
  Redeemed.................................................................................           (236)           (198)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................           (119)            (70)
                                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................................             44              52
  Redeemed.................................................................................            (83)            (65)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (39)            (13)
                                                                                            ==============  ==============

                                                                                               AXA MODERATE GROWTH
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   883,989  $   854,937
  Net realized gain (loss) on investments..................................................   1,409,991    2,142,642
  Net change in unrealized appreciation (depreciation) of investments......................  (3,067,544)     306,201
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (773,564)   3,303,780
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  21,810,273   23,038,800
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,894,715)  (1,271,660)
  Redemptions for contract benefits and terminations.......................................  (1,274,864)    (674,946)
  Contract maintenance charges.............................................................  (6,812,649)  (5,968,540)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,828,045   15,123,654
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  10,054,481   18,427,434
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  72,533,599   54,106,165
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $82,588,080  $72,533,599
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          98          137
  Redeemed.................................................................................         (25)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          73          107
                                                                                            ===========  ===========

                                                                                                 AXA MODERATE-PLUS
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,998,874  $  4,865,495
  Net realized gain (loss) on investments..................................................   21,355,990    29,055,072
  Net change in unrealized appreciation (depreciation) of investments......................  (30,416,499)  (18,509,863)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,061,635)   15,410,704
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   34,567,691    41,077,346
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,260,685)  (13,130,325)
  Redemptions for contract benefits and terminations.......................................  (22,038,648)  (20,467,546)
  Contract maintenance charges.............................................................  (24,056,954)  (24,771,299)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (21,788,596)  (17,291,824)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (27,850,231)   (1,881,120)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  440,271,751   442,152,871
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $412,421,520  $440,271,751
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          126           157
  Redeemed.................................................................................         (190)         (183)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (64)          (26)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           67            77
  Redeemed.................................................................................          (84)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (17)           (6)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             AXA/AB SMALL CAP GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (872,288) $   (869,387)
  Net realized gain (loss) on investments..................................................   26,787,935    29,202,986
  Net change in unrealized appreciation (depreciation) of investments......................  (31,960,172)  (22,199,345)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,044,525)    6,134,254
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,363,207     8,635,494
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,954,987)   (3,437,638)
  Redemptions for contract benefits and terminations.......................................   (9,969,165)   (9,944,076)
  Contract maintenance charges.............................................................   (7,408,846)   (7,478,158)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (17,969,791)  (12,224,378)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,014,316)   (6,090,124)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  210,786,772   216,876,896
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $186,772,456  $210,786,772
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           35            47
  Redeemed.................................................................................          (58)          (63)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (23)          (16)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            8             8
  Redeemed.................................................................................          (23)          (21)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (15)          (13)
                                                                                            ============  ============

UNIT ACTIVITY CLASS III
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

                                                                                                AXA/LOOMIS SAYLES
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (36,076) $   (37,731)
  Net realized gain (loss) on investments..................................................     248,023    8,361,226
  Net change in unrealized appreciation (depreciation) of investments......................   2,295,473   (6,614,918)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,507,420    1,708,577
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,304,091    1,292,992
  Transfers between Variable Investment Options including guaranteed interest account, net.    (483,793)  (1,829,364)
  Redemptions for contract benefits and terminations.......................................    (932,851)    (973,238)
  Contract maintenance charges.............................................................    (759,674)    (774,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (872,227)  (2,284,157)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,635,193     (575,580)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  23,783,568   24,359,148
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $25,418,761  $23,783,568
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          11           10
  Redeemed.................................................................................         (11)         (27)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --          (17)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9            5
  Redeemed.................................................................................         (14)          (8)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS III
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                BLACKROCK GLOBAL
                                                                                              ALLOCATION V.I. FUND
                                                                                            -----------------------
                                                                                               2015         2014
                                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   91,380  $   229,566
  Net realized gain (loss) on investments..................................................    252,571    1,028,230
  Net change in unrealized appreciation (depreciation) of investments......................   (281,268)  (1,086,044)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     62,683      171,752
                                                                                            ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    581,086      604,223
  Transfers between Variable Investment Options including guaranteed interest account, net.   (574,915)   2,277,995
  Redemptions for contract benefits and terminations.......................................   (436,735)    (149,791)
  Contract maintenance charges.............................................................    (81,360)     (75,239)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (511,924)   2,657,188
                                                                                            ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (449,241)   2,828,940
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  9,834,685    7,005,745
                                                                                            ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $9,385,444  $ 9,834,685
                                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

UNIT ACTIVITY CLASS III
  Issued...................................................................................        103          100
  Redeemed.................................................................................       (100)         (49)
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................          3           51
                                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             CHARTER/SM/ MULTI-SECTOR
                                                                                                      BOND*
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,003,638  $  2,038,723
  Net realized gain (loss) on investments..................................................  (1,270,794)   (1,578,671)
  Net change in unrealized appreciation (depreciation) of investments......................    (625,415)    1,464,577
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    (892,571)    1,924,629
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,814,799     7,235,124
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,012,172)   (2,158,243)
  Redemptions for contract benefits and terminations.......................................  (3,900,039)   (4,702,249)
  Contract maintenance charges.............................................................  (7,348,157)   (7,517,090)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (7,445,569)   (7,142,458)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................     (23,000)           --
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,361,140)   (5,217,829)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  94,904,250   100,122,079
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $86,543,110  $ 94,904,250
                                                                                            ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           8            15
  Redeemed.................................................................................         (29)          (35)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................         (21)          (20)
                                                                                            ===========  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9            11
  Redeemed.................................................................................         (18)          (15)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................          (9)           (4)
                                                                                            ===========  ============

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    12,330  $   (22,396)
  Net realized gain (loss) on investments..................................................     386,736      841,939
  Net change in unrealized appreciation (depreciation) of investments......................  (1,109,153)  (1,199,274)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (710,087)    (379,731)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     867,434    1,032,699
  Transfers between Variable Investment Options including guaranteed interest account, net.    (183,478)  (1,180,366)
  Redemptions for contract benefits and terminations.......................................    (376,683)    (405,749)
  Contract maintenance charges.............................................................    (576,965)    (612,493)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (269,692)  (1,165,909)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (979,779)  (1,545,640)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  12,005,341   13,550,981
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $11,025,562  $12,005,341
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9           19
  Redeemed.................................................................................         (10)         (28)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          (9)
                                                                                            ===========  ===========

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    75,303  $   (35,493)
  Net realized gain (loss) on investments..................................................   1,030,645    1,358,316
  Net change in unrealized appreciation (depreciation) of investments......................  (5,207,967)  (3,188,093)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (4,102,019)  (1,865,270)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,862,922    2,053,675
  Transfers between Variable Investment Options including guaranteed interest account, net.    (697,728)  (1,304,645)
  Redemptions for contract benefits and terminations.......................................  (1,387,873)  (1,655,139)
  Contract maintenance charges.............................................................  (1,544,446)  (1,702,397)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,767,125)  (2,608,506)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,869,144)  (4,473,776)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  31,963,792   36,437,568
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,094,648  $31,963,792
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2            2
  Redeemed.................................................................................          (5)          (7)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (5)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           3            5
  Redeemed.................................................................................          (7)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (4)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             EQ/BLACKROCK BASIC VALUE
                                                                                                      EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,961,888  $  1,497,074
  Net realized gain (loss) on investments..................................................    8,277,931     7,806,487
  Net change in unrealized appreciation (depreciation) of investments......................  (23,808,225)    9,853,286
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (13,568,406)   19,156,847
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   13,668,180    14,233,246
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,965,291)   (4,415,053)
  Redemptions for contract benefits and terminations.......................................   (8,935,025)  (10,109,465)
  Contract maintenance charges.............................................................   (8,701,988)   (8,786,668)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,934,124)   (9,077,940)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (25,502,530)   10,078,907
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  220,345,641   210,266,734
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $194,843,111  $220,345,641
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           77            95
  Redeemed.................................................................................          (62)          (78)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           15            17
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           24            29
  Redeemed.................................................................................          (51)          (51)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (27)          (22)
                                                                                            ============  ============

                                                                                               EQ/BOSTON ADVISORS
                                                                                                 EQUITY INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   262,261  $   262,486
  Net realized gain (loss) on investments..................................................   2,379,815    2,756,866
  Net change in unrealized appreciation (depreciation) of investments......................  (3,020,312)  (1,401,011)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (378,236)   1,618,341
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,547,170    1,584,893
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,256,235)    (877,510)
  Redemptions for contract benefits and terminations.......................................    (707,707)    (948,304)
  Contract maintenance charges.............................................................    (803,785)    (831,876)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,220,557)  (1,072,797)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,598,793)     545,544
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,378,256   19,832,712
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $18,779,463  $20,378,256
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2            3
  Redeemed.................................................................................          (6)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (8)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10           11
  Redeemed.................................................................................         (13)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          --
                                                                                            ===========  ===========

                                                                                              EQ/CALVERT SOCIALLY
                                                                                                 RESPONSIBLE*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   15,509  $    7,938
  Net realized gain (loss) on investments..................................................    322,195      86,355
  Net change in unrealized appreciation (depreciation) of investments......................   (332,743)     77,257
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................      4,961     171,550
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    159,328     137,519
  Transfers between Variable Investment Options including guaranteed interest account, net.    229,937     243,848
  Redemptions for contract benefits and terminations.......................................    (40,419)    (66,908)
  Contract maintenance charges.............................................................    (93,127)    (70,368)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    255,719     244,091
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    260,680     415,641
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,709,303   1,293,662
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,969,983  $1,709,303
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          4           3
  Redeemed.................................................................................         (2)         (1)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2           2
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    EQ/CAPITAL
                                                                                                     GUARDIAN
                                                                                                     RESEARCH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    121,138  $    229,276
  Net realized gain (loss) on investments..................................................    5,081,556     5,375,612
  Net change in unrealized appreciation (depreciation) of investments......................   (3,916,741)    4,535,292
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,285,953    10,140,180
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,962,900     5,133,840
  Transfers between Variable Investment Options including guaranteed interest account, net.    2,738,655    (6,349,377)
  Redemptions for contract benefits and terminations.......................................   (4,214,267)   (5,430,232)
  Contract maintenance charges.............................................................   (4,582,325)   (4,673,300)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,095,037)  (11,319,069)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................      190,916    (1,178,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  108,888,433   110,067,322
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $109,079,349  $108,888,433
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            9            10
  Redeemed.................................................................................           (9)          (16)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            (6)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           48            21
  Redeemed.................................................................................          (50)          (70)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (2)          (49)
                                                                                            ============  ============

                                                                                                    EQ/COMMON STOCK
                                                                                                        INDEX*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   13,276,948  $   11,178,150
  Net realized gain (loss) on investments..................................................     45,550,451      39,236,229
  Net change in unrealized appreciation (depreciation) of investments......................    (66,420,997)    123,150,321
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     (7,593,598)    173,564,700
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     73,389,185      76,043,534
  Transfers between Variable Investment Options including guaranteed interest account, net.    (31,455,451)    (35,876,534)
  Redemptions for contract benefits and terminations.......................................    (70,586,105)    (77,911,580)
  Contract maintenance charges.............................................................    (85,004,784)    (86,788,783)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (113,657,155)   (124,533,363)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        168,200          85,800
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (121,082,553)     49,117,137
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,636,885,255   1,587,768,118
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,515,802,702  $1,636,885,255
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            121              40
  Redeemed.................................................................................           (140)           (146)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (19)           (106)
                                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................................             59              40
  Redeemed.................................................................................           (103)            (95)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (44)            (55)
                                                                                            ==============  ==============

                                                                                                  EQ/CORE BOND
                                                                                                     INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   640,423  $   538,964
  Net realized gain (loss) on investments..................................................      55,854     (113,250)
  Net change in unrealized appreciation (depreciation) of investments......................    (620,665)     681,768
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      75,612    1,107,482
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,274,041    4,201,405
  Transfers between Variable Investment Options including guaranteed interest account, net.     512,897     (534,315)
  Redemptions for contract benefits and terminations.......................................  (2,648,302)  (2,289,572)
  Contract maintenance charges.............................................................  (2,777,678)  (2,820,231)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (639,042)  (1,442,713)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (563,430)    (335,231)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  53,018,758   53,353,989
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $52,455,328  $53,018,758
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          17           18
  Redeemed.................................................................................         (29)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)         (12)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          26           18
  Redeemed.................................................................................         (20)         (17)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           6            1
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/EQUITY 500
                                                                                                      INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  9,154,225  $  7,294,906
  Net realized gain (loss) on investments..................................................   51,635,577    41,915,920
  Net change in unrealized appreciation (depreciation) of investments......................  (57,226,749)   35,876,744
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    3,563,053    85,087,570
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   37,176,653    36,615,002
  Transfers between Variable Investment Options including guaranteed interest account, net.  (14,235,081)  (14,743,490)
  Redemptions for contract benefits and terminations.......................................  (28,737,556)  (30,499,459)
  Contract maintenance charges.............................................................  (30,430,352)  (29,448,656)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (36,226,336)  (38,076,603)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (32,663,283)   47,010,967
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  743,304,673   696,293,706
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $710,641,390  $743,304,673
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          319           362
  Redeemed.................................................................................         (240)         (215)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           79           147
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          132           123
  Redeemed.................................................................................         (115)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           17            40
                                                                                            ============  ============

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (35,615) $   (35,280)
  Net realized gain (loss) on investments..................................................     800,349      724,113
  Net change in unrealized appreciation (depreciation) of investments......................    (442,986)    (502,229)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     321,748      186,604
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,248,542    1,253,239
  Transfers between Variable Investment Options including guaranteed interest account, net.    (238,301)   1,133,335
  Redemptions for contract benefits and terminations.......................................    (455,205)    (556,280)
  Contract maintenance charges.............................................................    (494,671)    (476,658)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      60,365    1,353,636
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     382,113    1,540,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,034,914   12,494,674
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $14,417,027  $14,034,914
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           8           13
  Redeemed.................................................................................          (4)         (12)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           4            1
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          16           22
  Redeemed.................................................................................         (16)         (12)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           10
                                                                                            ===========  ===========

                                                                                              EQ/GAMCO SMALL COMPANY
                                                                                                      VALUE*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    432,838  $     10,062
  Net realized gain (loss) on investments..................................................   14,193,401    13,362,147
  Net change in unrealized appreciation (depreciation) of investments......................  (23,639,812)   (9,134,958)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (9,013,573)    4,237,251
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   14,546,446    13,811,794
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,006,788)   (4,442,749)
  Redemptions for contract benefits and terminations.......................................   (5,416,880)   (5,577,726)
  Contract maintenance charges.............................................................   (5,678,896)   (5,550,128)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (3,556,118)   (1,758,809)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (12,569,691)    2,478,442
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  156,518,596   154,040,154
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $143,948,905  $156,518,596
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           97            84
  Redeemed.................................................................................          (46)          (42)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           51            42
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           40            53
  Redeemed.................................................................................          (65)          (75)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (25)          (22)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (43,082) $    80,749
  Net realized gain (loss) on investments..................................................    (456,911)     135,245
  Net change in unrealized appreciation (depreciation) of investments......................    (266,877)     (83,551)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (766,870)     132,443
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,514,062    1,581,265
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,691,569)    (345,532)
  Redemptions for contract benefits and terminations.......................................  (1,303,750)    (921,719)
  Contract maintenance charges.............................................................  (1,048,125)  (1,088,407)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,529,382)    (774,393)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,296,252)    (641,950)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,316,771   20,958,721
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,020,519  $20,316,771
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          25           19
  Redeemed.................................................................................         (32)         (22)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (7)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7            8
  Redeemed.................................................................................          (8)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          (1)
                                                                                            ===========  ===========

                                                                                                 EQ/INTERMEDIATE
                                                                                                GOVERNMENT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   247,834  $    56,589
  Net realized gain (loss) on investments..................................................     513,974      508,249
  Net change in unrealized appreciation (depreciation) of investments......................    (640,827)     479,791
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     120,981    1,044,629
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,979,433    5,306,331
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,444,063     (426,561)
  Redemptions for contract benefits and terminations.......................................  (2,870,287)  (4,854,130)
  Contract maintenance charges.............................................................  (4,687,918)  (4,960,439)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,134,709)  (4,934,799)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,013,728)  (3,890,170)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  85,238,847   89,129,017
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $84,225,119  $85,238,847
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          67           69
  Redeemed.................................................................................         (62)         (71)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           (2)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          11           11
  Redeemed.................................................................................         (16)         (22)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)         (11)
                                                                                            ===========  ===========

                                                                                                 EQ/INTERNATIONAL
                                                                                                   EQUITY INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  5,650,414  $  8,395,760
  Net realized gain (loss) on investments..................................................   (1,973,019)    2,200,137
  Net change in unrealized appreciation (depreciation) of investments......................  (10,756,200)  (35,202,429)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (7,078,805)  (24,606,532)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   20,403,002    20,817,742
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,974,088)   (4,978,316)
  Redemptions for contract benefits and terminations.......................................  (15,310,518)  (17,170,698)
  Contract maintenance charges.............................................................  (18,480,530)  (19,443,168)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (15,362,134)  (20,774,440)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (22,440,939)  (45,380,972)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  307,558,192   352,939,164
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $285,117,253  $307,558,192
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          129            46
  Redeemed.................................................................................         (130)         (152)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (1)         (106)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           44            30
  Redeemed.................................................................................          (34)          (30)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           10            --
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/INVESCO
                                                                                                  COMSTOCK*(C )
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   491,561  $   299,956
  Net realized gain (loss) on investments..................................................     898,563    1,032,871
  Net change in unrealized appreciation (depreciation) of investments......................  (3,002,888)      11,226
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,612,764)   1,344,053
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,097,352    1,506,716
  Transfers between Variable Investment Options including guaranteed interest account, net.     246,230   13,456,365
  Redemptions for contract benefits and terminations.......................................  (1,075,306)    (786,443)
  Contract maintenance charges.............................................................    (900,350)    (663,324)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     367,926   13,513,314
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,244,838)  14,857,367
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,192,273   10,334,906
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $23,947,435  $25,192,273
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          24           78
  Redeemed.................................................................................         (25)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          64
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          11           42
  Redeemed.................................................................................          (9)          (7)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           2           35
                                                                                            ===========  ===========

                                                                                                EQ/JPMORGAN VALUE
                                                                                                 OPPORTUNITIES*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    89,757  $   191,866
  Net realized gain (loss) on investments..................................................   2,320,971      957,434
  Net change in unrealized appreciation (depreciation) of investments......................  (3,303,606)   2,781,447
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (892,878)   3,930,747
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,922,619    1,684,088
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,367,474    1,018,350
  Redemptions for contract benefits and terminations.......................................  (2,476,576)  (1,696,554)
  Contract maintenance charges.............................................................  (1,534,920)  (1,428,359)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     278,597     (422,475)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (614,281)   3,508,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  32,449,747   28,941,475
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $31,835,466  $32,449,747
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          11           10
  Redeemed.................................................................................          (2)          (3)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           9            7
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          23           12
  Redeemed.................................................................................         (26)         (15)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (3)
                                                                                            ===========  ===========

                                                                                                   EQ/LARGE CAP
                                                                                                   GROWTH INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    554,053  $    570,862
  Net realized gain (loss) on investments..................................................   18,064,248    22,555,941
  Net change in unrealized appreciation (depreciation) of investments......................  (12,845,810)   (8,998,459)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    5,772,491    14,128,344
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,161,484     6,890,119
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,515,818)   (7,157,160)
  Redemptions for contract benefits and terminations.......................................   (5,896,634)   (5,280,786)
  Contract maintenance charges.............................................................   (5,777,822)   (5,591,490)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (6,028,790)  (11,139,317)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (256,299)    2,989,027
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  131,724,470   128,735,443
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $131,468,171  $131,724,470
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           18            19
  Redeemed.................................................................................           (8)          (18)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           10             1
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           46            44
  Redeemed.................................................................................          (87)         (122)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (41)          (78)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  EQ/LARGE CAP
                                                                                                  VALUE INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   326,561  $   226,634
  Net realized gain (loss) on investments..................................................   1,749,009    1,562,386
  Net change in unrealized appreciation (depreciation) of investments......................  (3,029,371)     208,159
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (953,801)   1,997,179
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,768,722    1,440,192
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,038,466    1,711,780
  Redemptions for contract benefits and terminations.......................................    (656,690)    (567,883)
  Contract maintenance charges.............................................................    (770,338)    (643,489)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,380,160    1,940,600
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     426,359    3,937,779
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  19,150,136   15,212,357
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,576,495  $19,150,136
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          27           45
  Redeemed.................................................................................         (25)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           2           11
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          29           22
  Redeemed.................................................................................         (16)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          13            8
                                                                                            ===========  ===========

                                                                                              EQ/MFS INTERNATIONAL
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   133,032  $   259,769
  Net realized gain (loss) on investments..................................................   1,532,904    2,923,594
  Net change in unrealized appreciation (depreciation) of investments......................  (1,675,590)  (5,215,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      (9,654)  (2,031,852)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,002,828    2,935,833
  Transfers between Variable Investment Options including guaranteed interest account, net.     580,007        8,894
  Redemptions for contract benefits and terminations.......................................  (1,893,213)  (1,277,333)
  Contract maintenance charges.............................................................  (1,449,064)  (1,430,431)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     240,558      236,963
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     230,904   (1,794,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  37,393,763   39,188,652
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $37,624,667  $37,393,763
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          39           39
  Redeemed.................................................................................         (41)         (43)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (4)
                                                                                            ===========  ===========

                                                                                                 EQ/MID CAP INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    618,281  $    512,931
  Net realized gain (loss) on investments..................................................    4,142,515     3,246,757
  Net change in unrealized appreciation (depreciation) of investments......................   (8,365,728)    5,674,042
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (3,604,932)    9,433,730
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,380,515     6,963,656
  Transfers between Variable Investment Options including guaranteed interest account, net.       13,980    (2,558,463)
  Redemptions for contract benefits and terminations.......................................   (4,781,665)   (5,493,354)
  Contract maintenance charges.............................................................   (4,650,812)   (4,636,164)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (2,037,982)   (5,724,325)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (5,642,914)    3,709,405
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  116,590,689   112,881,284
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $110,947,775  $116,590,689
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           26            29
  Redeemed.................................................................................          (14)          (19)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           12            10
                                                                                            ============  ============
UNIT ACTIVITY CLASS B
  Issued...................................................................................           34            30
  Redeemed.................................................................................          (42)          (52)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (8)          (22)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/MONEY MARKET*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (659,391) $   (746,612)
  Net realized gain (loss) on investments..................................................          312         1,481
  Net change in unrealized appreciation (depreciation) of investments......................       (2,431)         (448)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................     (661,510)     (745,579)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   77,405,689    63,522,611
  Transfers between Variable Investment Options including guaranteed interest account, net.    7,334,982     2,555,237
  Redemptions for contract benefits and terminations.......................................  (72,524,686)  (62,658,398)
  Contract maintenance charges.............................................................  (18,717,334)  (18,869,362)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (6,501,349)  (15,449,912)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (52,305)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (7,215,164)  (16,195,491)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  167,854,303   184,049,794
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $160,639,139  $167,854,303
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................        3,350         2,481
  Redeemed.................................................................................       (3,047)       (2,531)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          303           (50)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          545           398
  Redeemed.................................................................................         (532)         (475)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           13           (77)
                                                                                            ============  ============

                                                                                              EQ/MORGAN STANLEY MID
                                                                                                   CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (130,225) $  (166,327)
  Net realized gain (loss) on investments..................................................   1,582,739    8,234,253
  Net change in unrealized appreciation (depreciation) of investments......................  (3,988,100)  (8,689,263)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,535,586)    (621,337)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,750,085    4,506,162
  Transfers between Variable Investment Options including guaranteed interest account, net.  (4,784,961)  (5,197,158)
  Redemptions for contract benefits and terminations.......................................  (1,768,750)  (2,219,348)
  Contract maintenance charges.............................................................  (2,012,694)  (2,143,522)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (4,816,320)  (5,053,866)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (7,351,906)  (5,675,203)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  49,806,601   55,481,804
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,454,695  $49,806,601
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           6           20
  Redeemed.................................................................................         (31)         (51)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (25)         (31)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10           14
  Redeemed.................................................................................         (14)         (15)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (1)
                                                                                            ===========  ===========

                                                                                                 EQ/PIMCO ULTRA
                                                                                                   SHORT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    57,973  $    26,659
  Net realized gain (loss) on investments..................................................     (86,263)     (47,094)
  Net change in unrealized appreciation (depreciation) of investments......................    (176,220)    (124,831)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (204,510)    (145,266)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,810,950    3,214,110
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,727,922)  (1,070,012)
  Redemptions for contract benefits and terminations.......................................  (1,481,597)  (2,017,737)
  Contract maintenance charges.............................................................  (2,141,714)  (2,326,290)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,540,283)  (2,199,929)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,744,793)  (2,345,195)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  36,532,893   38,878,088
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,788,100  $36,532,893
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          24           22
  Redeemed.................................................................................         (35)         (49)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (11)         (27)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          13           32
  Redeemed.................................................................................         (25)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)           7
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/QUALITY BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   401,318  $   360,766
  Net realized gain (loss) on investments..................................................    (862,433)  (1,139,345)
  Net change in unrealized appreciation (depreciation) of investments......................     369,294    2,362,839
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (91,821)   1,584,260
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,062,469    6,416,540
  Transfers between Variable Investment Options including guaranteed interest account, net.    (101,756)    (505,122)
  Redemptions for contract benefits and terminations.......................................  (3,454,998)  (4,745,589)
  Contract maintenance charges.............................................................  (5,882,579)  (5,933,799)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (4,376,864)  (4,767,970)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (4,962)     (21,800)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,473,647)  (3,205,510)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  63,498,843   66,704,353
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $59,025,196  $63,498,843
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          25           73
  Redeemed.................................................................................         (39)         (92)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (14)         (19)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          16            8
  Redeemed.................................................................................         (21)         (17)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          (9)
                                                                                            ===========  ===========

                                                                                                 EQ/SMALL COMPANY
                                                                                                      INDEX*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    487,737  $   364,250
  Net realized gain (loss) on investments..................................................    8,164,460    8,762,131
  Net change in unrealized appreciation (depreciation) of investments......................  (12,289,217)  (5,923,647)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (3,637,020)   3,202,734
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,924,510    4,108,392
  Transfers between Variable Investment Options including guaranteed interest account, net.    1,162,433      (98,641)
  Redemptions for contract benefits and terminations.......................................   (2,319,486)  (2,608,299)
  Contract maintenance charges.............................................................   (2,575,376)  (2,472,567)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    1,192,081   (1,071,115)
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (2,444,939)   2,131,619
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   73,802,654   71,671,035
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 71,357,715  $73,802,654
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           35           26
  Redeemed.................................................................................          (23)         (33)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           12           (7)
                                                                                            ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           13           13
  Redeemed.................................................................................           (8)          (7)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................            5            6
                                                                                            ============  ===========

                                                                                             EQ/T. ROWE PRICE GROWTH
                                                                                                     STOCK*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (259,198) $  (224,609)
  Net realized gain (loss) on investments..................................................   6,362,280    4,080,716
  Net change in unrealized appreciation (depreciation) of investments......................     635,064      875,970
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   6,738,146    4,732,077
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,696,576    4,762,591
  Transfers between Variable Investment Options including guaranteed interest account, net.  11,323,002    7,056,426
  Redemptions for contract benefits and terminations.......................................  (2,817,499)  (5,396,648)
  Contract maintenance charges.............................................................  (2,891,497)  (2,442,763)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  12,310,582    3,979,606
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  19,048,728    8,711,683
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  64,703,301   55,991,618
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $83,752,029  $64,703,301
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          96           76
  Redeemed.................................................................................         (26)         (52)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          70           24
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          96           75
  Redeemed.................................................................................         (40)         (60)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          56           15
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/UBS GROWTH &
                                                                                                     INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    29,743  $    29,958
  Net realized gain (loss) on investments..................................................   2,639,675      653,105
  Net change in unrealized appreciation (depreciation) of investments......................  (2,891,098)     599,063
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (221,680)   1,282,126
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     732,568      617,174
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,488,633      765,817
  Redemptions for contract benefits and terminations.......................................    (417,525)    (349,772)
  Contract maintenance charges.............................................................    (415,817)    (304,439)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,387,859      728,780
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,166,179    2,010,906
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,001,086    8,990,180
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $12,167,265  $11,001,086
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          28           18
  Redeemed.................................................................................         (20)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           8            4
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               EQ/WELLS FARGO OMEGA
                                                                                                      GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (260,068) $   (295,604)
  Net realized gain (loss) on investments..................................................    5,924,989    13,789,288
  Net change in unrealized appreciation (depreciation) of investments......................   (4,528,855)  (10,255,614)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,136,066     3,238,070
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,194,777     8,238,185
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,934,276)   (6,910,153)
  Redemptions for contract benefits and terminations.......................................   (2,922,540)   (4,036,928)
  Contract maintenance charges.............................................................   (2,682,081)   (2,691,717)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,344,120)   (5,400,613)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (10,208,054)   (2,162,543)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   94,355,676    96,518,219
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 84,147,622  $ 94,355,676
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           54            80
  Redeemed.................................................................................          (51)          (41)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................            3            39
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           27            66
  Redeemed.................................................................................          (82)          (96)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (55)          (30)
                                                                                            ============  ============

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

                                                                                             FIDELITY(R) VIP ASSET
                                                                                                MANAGER: GROWTH
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   14,257  $   11,784
  Net realized gain (loss) on investments..................................................    116,511      58,173
  Net change in unrealized appreciation (depreciation) of investments......................   (134,182)      5,671
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (3,414)     75,628
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     54,935     110,963
  Transfers between Variable Investment Options including guaranteed interest account, net.    (98,361)     95,830
  Redemptions for contract benefits and terminations.......................................   (130,521)    (81,266)
  Contract maintenance charges.............................................................    (40,114)    (39,203)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (214,061)     86,324
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (217,475)    161,952
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,482,577   1,320,625
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,265,102  $1,482,577
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          3           6
  Redeemed.................................................................................         (5)         (2)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (2)          4
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   FIDELITY(R)
                                                                                                VIP CONTRAFUND(R)
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    371,205  $   298,582
  Net realized gain (loss) on investments..................................................   10,637,114    6,560,290
  Net change in unrealized appreciation (depreciation) of investments......................  (11,146,011)   2,042,775
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (137,692)   8,901,647
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,390,616    3,867,765
  Transfers between Variable Investment Options including guaranteed interest account, net.     (848,601)   8,548,223
  Redemptions for contract benefits and terminations.......................................   (3,261,931)  (2,926,594)
  Contract maintenance charges.............................................................   (1,559,239)  (1,374,503)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,279,155)   8,114,891
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (1,416,847)  17,016,538
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   87,944,966   70,928,428
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 86,528,119  $87,944,966
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           75          168
  Redeemed.................................................................................          (74)         (96)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................            1           72
                                                                                            ============  ===========

                                                                                                  FIDELITY(R)
                                                                                               VIP EQUITY-INCOME
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   33,008  $   26,398
  Net realized gain (loss) on investments..................................................    101,459     142,354
  Net change in unrealized appreciation (depreciation) of investments......................   (182,104)    (91,475)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (47,637)     77,277
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    180,387     185,686
  Transfers between Variable Investment Options including guaranteed interest account, net.     25,905    (147,563)
  Redemptions for contract benefits and terminations.......................................    (79,737)   (446,110)
  Contract maintenance charges.............................................................    (35,183)    (35,230)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     91,372    (443,217)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     43,735    (365,940)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,011,726   1,377,666
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,055,461  $1,011,726
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................         10          11
  Redeemed.................................................................................         (5)        (14)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          5          (3)
                                                                                            ==========  ==========

                                                                                                 FIDELITY(R)
                                                                                                VIP GOVERNMENT
                                                                                                 MONEY MARKET
                                                                                                  PORTFOLIO
                                                                                            ---------------------
                                                                                               2015       2014
                                                                                            ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     110  $       98
  Net realized gain (loss) on investments..................................................        --          --
  Net change in unrealized appreciation (depreciation) of investments......................        --          --
                                                                                            ---------  ----------

  Net increase (decrease) in net assets resulting from operations..........................       110          98
                                                                                            ---------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   197,108     149,036
  Transfers between Variable Investment Options including guaranteed interest account, net.   (35,731)   (310,046)
  Redemptions for contract benefits and terminations.......................................  (125,157)   (135,526)
  Contract maintenance charges.............................................................   (38,345)    (33,082)
                                                                                            ---------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (2,125)   (329,618)
                                                                                            ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (2,015)   (329,520)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   999,490   1,329,010
                                                                                            ---------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 997,475  $  999,490
                                                                                            =========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................        32          40
  Redeemed.................................................................................       (38)        (36)
                                                                                            ---------  ----------
  Net Increase (Decrease)..................................................................        (6)          4
                                                                                            =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  FIDELITY(R)
                                                                                              VIP GROWTH & INCOME
                                                                                                   PORTFOLIO
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   120,857  $   94,753
  Net realized gain (loss) on investments..................................................     743,985     536,796
  Net change in unrealized appreciation (depreciation) of investments......................  (1,074,627)    (33,481)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (209,785)    598,068
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,018,841     877,004
  Transfers between Variable Investment Options including guaranteed interest account, net.    (267,283)    718,326
  Redemptions for contract benefits and terminations.......................................    (418,799)   (242,807)
  Contract maintenance charges.............................................................    (371,527)   (298,880)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     (38,768)  1,053,643
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (248,553)  1,651,711
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,537,673   5,885,962
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,289,120  $7,537,673
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          21          32
  Redeemed.................................................................................         (14)        (17)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           7          15
                                                                                            ===========  ==========

                                                                                                   FIDELITY(R)
                                                                                                 VIP HIGH INCOME
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   259,608  $   424,752
  Net realized gain (loss) on investments..................................................    (311,035)    (118,246)
  Net change in unrealized appreciation (depreciation) of investments......................     (71,837)    (189,707)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (123,264)     116,799
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     321,320      419,436
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,449,802)  (5,261,554)
  Redemptions for contract benefits and terminations.......................................    (343,689)    (977,714)
  Contract maintenance charges.............................................................     (69,434)     (84,307)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,541,605)  (5,904,139)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,664,869)  (5,787,340)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,043,450   10,830,790
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 3,378,581  $ 5,043,450
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          28           74
  Redeemed.................................................................................         (30)         (83)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (9)
                                                                                            ===========  ===========

                                                                                                   FIDELITY(R)
                                                                                                 VIP INVESTMENT
                                                                                                   GRADE BOND
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   196,929  $   164,816
  Net realized gain (loss) on investments..................................................      60,410     (193,722)
  Net change in unrealized appreciation (depreciation) of investments......................    (295,052)     482,178
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (37,713)     453,272
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,102,108      974,837
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,960,405)  (7,335,476)
  Redemptions for contract benefits and terminations.......................................  (1,007,596)    (328,473)
  Contract maintenance charges.............................................................    (282,480)    (191,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,148,373)  (6,880,659)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,186,086)  (6,427,387)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   8,320,035   14,747,422
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,133,949  $ 8,320,035
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................         232          147
  Redeemed.................................................................................        (109)        (107)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         123           40
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   FIDELITY(R)
                                                                                                   VIP MID CAP
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     19,312  $   (29,643)
  Net realized gain (loss) on investments..................................................    3,306,355    1,922,014
  Net change in unrealized appreciation (depreciation) of investments......................   (3,794,851)     (79,185)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (469,184)   1,813,186
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    2,843,143    2,182,088
  Transfers between Variable Investment Options including guaranteed interest account, net.  (11,813,075)    (388,556)
  Redemptions for contract benefits and terminations.......................................   (1,603,290)    (828,918)
  Contract maintenance charges.............................................................     (752,441)    (709,103)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,325,663)     255,511
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (11,794,847)   2,068,697
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   32,757,977   30,689,280
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 20,963,130  $32,757,977
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           78           75
  Redeemed.................................................................................          (67)         (67)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           11            8
                                                                                            ============  ===========

                                                                                                  FIDELITY(R)
                                                                                                   VIP VALUE
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   16,171  $   16,928
  Net realized gain (loss) on investments..................................................    284,278     181,198
  Net change in unrealized appreciation (depreciation) of investments......................   (303,282)    (43,430)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (2,833)    154,696
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     97,970      64,001
  Transfers between Variable Investment Options including guaranteed interest account, net.     61,477     216,839
  Redemptions for contract benefits and terminations.......................................   (406,007)   (143,398)
  Contract maintenance charges.............................................................    (22,440)    (15,894)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (269,000)    121,548
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (271,833)    276,244
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,532,798   1,256,554
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,260,965  $1,532,798
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          7           4
  Redeemed.................................................................................         (4)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          3           1
                                                                                            ==========  ==========

                                                                                                FIDELITY(R)
                                                                                                 VIP VALUE
                                                                                                 STRATEGIES
                                                                                                 PORTFOLIO
                                                                                            -------------------
                                                                                              2015       2014
                                                                                            --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,284  $   2,678
  Net realized gain (loss) on investments..................................................   46,089     50,982
  Net change in unrealized appreciation (depreciation) of investments......................  (60,536)   (34,551)
                                                                                            --------  ---------

  Net increase (decrease) in net assets resulting from operations..........................  (11,163)    19,109
                                                                                            --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   30,680     25,114
  Transfers between Variable Investment Options including guaranteed interest account, net.   19,480     (8,505)
  Redemptions for contract benefits and terminations.......................................  (19,640)  (238,261)
  Contract maintenance charges.............................................................   (8,967)    (7,621)
                                                                                            --------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   21,553   (229,273)
                                                                                            --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   10,390   (210,164)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  322,852    533,016
                                                                                            --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $333,242  $ 322,852
                                                                                            ========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................        2          1
  Redeemed.................................................................................       (1)        (1)
                                                                                            --------  ---------
  Net Increase (Decrease)..................................................................        1         --
                                                                                            ========  =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    FRANKLIN
                                                                                                MUTUAL SHARES VIP
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   332,521  $   229,252
  Net realized gain (loss) on investments..................................................   1,413,779      959,201
  Net change in unrealized appreciation (depreciation) of investments......................  (2,337,146)    (396,363)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (590,846)     792,090
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     521,936      575,528
  Transfers between Variable Investment Options including guaranteed interest account, net.    (768,106)  (1,359,822)
  Redemptions for contract benefits and terminations.......................................    (124,704)    (310,990)
  Contract maintenance charges.............................................................    (228,463)    (224,931)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (599,337)  (1,320,215)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          (85)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,190,183)    (528,210)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,541,844   12,070,054
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $10,351,661  $11,541,844
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          20           23
  Redeemed.................................................................................         (17)         (31)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           3           (8)
                                                                                            ===========  ===========

                                                                                                 FRANKLIN RISING
                                                                                                  DIVIDENDS VIP
                                                                                                       FUND
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    565,726  $   471,414
  Net realized gain (loss) on investments..................................................    7,550,456    3,763,727
  Net change in unrealized appreciation (depreciation) of investments......................  (10,135,616)    (258,664)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (2,019,434)   3,976,477
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,062,950    4,513,820
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,101,597)    (187,144)
  Redemptions for contract benefits and terminations.......................................   (2,033,706)  (1,591,392)
  Contract maintenance charges.............................................................   (1,750,266)  (1,673,409)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,822,619)   1,061,875
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (3,842,053)   5,038,352
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   53,365,263   48,326,911
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 49,523,210  $53,365,263
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................           36           62
  Redeemed.................................................................................          (47)         (56)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          (11)           6
                                                                                            ============  ===========

                                                                                                    FRANKLIN
                                                                                               SMALL CAP VALUE VIP
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    21,145  $    19,852
  Net realized gain (loss) on investments..................................................     740,681    1,068,565
  Net change in unrealized appreciation (depreciation) of investments......................  (1,197,710)  (1,101,350)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (435,884)     (12,933)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     833,373      690,156
  Transfers between Variable Investment Options including guaranteed interest account, net.    (458,667)  (1,146,980)
  Redemptions for contract benefits and terminations.......................................    (156,404)    (177,886)
  Contract maintenance charges.............................................................    (196,334)    (212,742)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      21,968     (847,452)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (413,916)    (860,385)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,652,905    6,513,290
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 5,238,989  $ 5,652,905
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          53           56
  Redeemed.................................................................................         (34)         (40)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          19           16
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               FRANKLIN STRATEGIC
                                                                                                 INCOME VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,791,236  $ 1,472,739
  Net realized gain (loss) on investments..................................................    (161,300)     379,325
  Net change in unrealized appreciation (depreciation) of investments......................  (2,867,623)  (1,511,853)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,237,687)     340,211
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,486,597    3,317,423
  Transfers between Variable Investment Options including guaranteed interest account, net.     765,825    2,310,086
  Redemptions for contract benefits and terminations.......................................  (1,037,707)    (966,418)
  Contract maintenance charges.............................................................  (1,464,388)  (1,286,551)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,750,327    3,374,540
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     512,640    3,714,751
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,647,991   24,933,240
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $29,160,631  $28,647,991
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          52           68
  Redeemed.................................................................................         (38)         (42)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          14           26
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                     GOLDMAN
                                                                                                SACHS VIT MID CAP
                                                                                                   VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (15,962) $    51,562
  Net realized gain (loss) on investments..................................................     760,723    2,577,875
  Net change in unrealized appreciation (depreciation) of investments......................  (1,913,667)  (1,513,842)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,168,906)   1,115,595
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,511,875    1,013,469
  Transfers between Variable Investment Options including guaranteed interest account, net.     653,791      277,277
  Redemptions for contract benefits and terminations.......................................    (824,729)    (230,067)
  Contract maintenance charges.............................................................    (480,547)    (350,778)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     860,390      709,901
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          400
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (308,516)   1,825,896
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  10,519,940    8,694,044
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $10,211,424  $10,519,940
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          23           27
  Redeemed.................................................................................         (19)         (23)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           4            4
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  DIVERSIFIED
                                                                                                 DIVIDEND FUND
                                                                                            -----------------------
                                                                                               2015         2014
                                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   48,269  $    15,803
  Net realized gain (loss) on investments..................................................     65,282      214,406
  Net change in unrealized appreciation (depreciation) of investments......................    (84,879)     (29,610)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     28,672      200,599
                                                                                            ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,118,646      294,863
  Transfers between Variable Investment Options including guaranteed interest account, net.    424,222    1,364,019
  Redemptions for contract benefits and terminations.......................................    (86,877)  (1,065,492)
  Contract maintenance charges.............................................................   (101,274)     (23,890)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,354,717      569,500
                                                                                            ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         35           50
                                                                                            ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,383,424      770,149
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,093,929    1,323,780
                                                                                            ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,477,353  $ 2,093,929
                                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................        139           75
  Redeemed.................................................................................        (52)         (48)
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         87           27
                                                                                            ==========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                     INVESCO
                                                                                                   V.I. GLOBAL
                                                                                                REAL ESTATE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,046,805  $   319,406
  Net realized gain (loss) on investments..................................................     827,125      595,339
  Net change in unrealized appreciation (depreciation) of investments......................  (2,603,707)   2,223,583
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (729,777)   3,138,328
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,774,719    3,723,341
  Transfers between Variable Investment Options including guaranteed interest account, net.     303,717    5,351,423
  Redemptions for contract benefits and terminations.......................................    (885,522)  (1,807,554)
  Contract maintenance charges.............................................................  (1,214,081)    (905,412)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,978,833    6,361,798
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          70          255
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,249,126    9,500,381
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  30,513,428   21,013,047
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $32,762,554  $30,513,428
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         131          135
  Redeemed.................................................................................         (80)         (47)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          51           88
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  INTERNATIONAL
                                                                                                   GROWTH FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   341,505  $   319,823
  Net realized gain (loss) on investments..................................................   1,242,626      842,586
  Net change in unrealized appreciation (depreciation) of investments......................  (2,527,271)  (1,327,365)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (943,140)    (164,956)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,983,383    3,445,932
  Transfers between Variable Investment Options including guaranteed interest account, net.     448,720    5,281,636
  Redemptions for contract benefits and terminations.......................................    (834,532)  (1,192,591)
  Contract maintenance charges.............................................................    (876,245)    (691,799)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,721,326    6,843,178
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         400           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,778,586    6,678,222
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,704,895   22,026,673
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $30,483,481  $28,704,895
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         176          193
  Redeemed.................................................................................        (122)         (70)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          54          123
                                                                                            ===========  ===========

                                                                                                    INVESCO
                                                                                                 V.I. MID CAP
                                                                                               CORE EQUITY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (5,944) $   (9,898)
  Net realized gain (loss) on investments..................................................    339,352     588,270
  Net change in unrealized appreciation (depreciation) of investments......................   (457,303)   (451,778)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (123,895)    126,594
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    297,238     281,673
  Transfers between Variable Investment Options including guaranteed interest account, net.   (406,979)   (409,266)
  Redemptions for contract benefits and terminations.......................................   (185,160)    (69,997)
  Contract maintenance charges.............................................................    (97,105)    (94,460)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (392,006)   (292,050)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --         (60)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (515,901)   (165,516)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,519,405   3,684,921
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,003,504  $3,519,405
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         12           8
  Redeemed.................................................................................        (10)         (9)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2          (1)
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             INVESCO V.I. SMALL CAP
                                                                                                  EQUITY FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (10,192) $  (11,012)
  Net realized gain (loss) on investments..................................................   1,041,774     625,538
  Net change in unrealized appreciation (depreciation) of investments......................  (1,307,587)   (552,554)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (276,005)     61,972
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     495,913     339,593
  Transfers between Variable Investment Options including guaranteed interest account, net.     308,850    (195,982)
  Redemptions for contract benefits and terminations.......................................     (85,822)   (151,402)
  Contract maintenance charges.............................................................    (162,699)   (137,588)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     556,242    (145,379)
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --         260
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     280,237     (83,147)

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   4,096,018   4,179,165
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 4,376,255  $4,096,018
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========
UNIT ACTIVITY SERIES II
  Issued...................................................................................           9          10
  Redeemed.................................................................................          (5)        (10)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           4          --
                                                                                            ===========  ==========

                                                                                                IVY FUNDS VIP
                                                                                                  DIVIDEND
                                                                                                OPPORTUNITIES
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   8,002  $   9,370
  Net realized gain (loss) on investments..................................................    66,058     92,622
  Net change in unrealized appreciation (depreciation) of investments......................   (92,192)   (34,895)
                                                                                            ---------  ---------

  Net increase (decrease) in net assets resulting from operations..........................   (18,132)    67,097
                                                                                            ---------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    70,462     30,853
  Transfers between Variable Investment Options including guaranteed interest account, net.  (118,236)  (299,515)
  Redemptions for contract benefits and terminations.......................................   (91,561)   (19,313)
  Contract maintenance charges.............................................................   (20,090)   (21,210)
                                                                                            ---------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (159,425)  (309,185)
                                                                                            ---------  ---------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        --         --
                                                                                            ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (177,557)  (242,088)

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   703,003    945,091
                                                                                            ---------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 525,446  $ 703,003
                                                                                            =========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         9          7
  Redeemed.................................................................................       (11)        (7)
                                                                                            ---------  ---------
  Net Increase (Decrease)..................................................................        (2)        --
                                                                                            =========  =========
UNIT ACTIVITY SERIES II
  Issued...................................................................................        --         --
  Redeemed.................................................................................        --         --
                                                                                            ---------  ---------
  Net Increase (Decrease)..................................................................        --         --
                                                                                            =========  =========


                                                                                              IVY FUNDS VIP ENERGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (42,535) $   (50,896)
  Net realized gain (loss) on investments..................................................    (546,896)   1,404,086
  Net change in unrealized appreciation (depreciation) of investments......................  (3,144,450)  (3,699,872)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (3,733,881)  (2,346,682)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,272,805    1,958,125
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,922,152    5,191,083
  Redemptions for contract benefits and terminations.......................................    (408,351)    (812,984)
  Contract maintenance charges.............................................................    (711,827)    (671,372)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,074,779    5,664,852
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,350         (100)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (657,752)   3,318,070

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,919,242   11,601,172
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $14,261,490  $14,919,242
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         117           99
  Redeemed.................................................................................         (73)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          44           49
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               IVY FUNDS VIP HIGH
                                                                                                     INCOME
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,165,551  $   502,507
  Net realized gain (loss) on investments..................................................    (162,745)     158,702
  Net change in unrealized appreciation (depreciation) of investments......................  (2,489,988)    (767,518)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,487,182)    (106,309)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,684,728    2,928,324
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,117,231   10,078,604
  Redemptions for contract benefits and terminations.......................................    (773,114)    (427,194)
  Contract maintenance charges.............................................................  (1,086,019)    (684,191)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,942,826   11,895,543
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          21          100
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,455,665   11,789,334
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  17,934,447    6,145,113
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $20,390,112  $17,934,447
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         222          198
  Redeemed.................................................................................         (83)         (38)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         139          160
                                                                                            ===========  ===========

                                                                                              IVY FUNDS VIP MID CAP
                                                                                                     GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (87,298) $   (78,905)
  Net realized gain (loss) on investments..................................................   3,157,733    2,524,870
  Net change in unrealized appreciation (depreciation) of investments......................  (4,925,907)    (544,086)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,855,472)   1,901,879
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,975,658    2,938,088
  Transfers between Variable Investment Options including guaranteed interest account, net.     527,200    2,151,516
  Redemptions for contract benefits and terminations.......................................  (1,150,583)  (1,755,671)
  Contract maintenance charges.............................................................    (924,098)    (892,761)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,428,177    2,441,172
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,100           50
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (426,195)   4,343,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,519,828   24,176,727
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $28,093,633  $28,519,828
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          65          102
  Redeemed.................................................................................         (52)         (63)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          13           39
                                                                                            ===========  ===========

                                                                                            IVY FUNDS VIP SCIENCE AND
                                                                                                   TECHNOLOGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (73,140) $   (66,084)
  Net realized gain (loss) on investments..................................................   1,111,758    2,743,390
  Net change in unrealized appreciation (depreciation) of investments......................  (2,099,490)  (2,128,934)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,060,872)     548,372
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,170,986    2,350,015
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,552,080    4,815,879
  Redemptions for contract benefits and terminations.......................................    (585,991)    (995,007)
  Contract maintenance charges.............................................................    (829,343)    (599,111)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   5,307,732    5,571,776
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,246,860    6,120,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  22,263,940   16,143,792
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,510,800  $22,263,940
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         120          154
  Redeemed.................................................................................         (67)         (96)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          53           58
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  IVY FUNDS VIP
                                                                                                SMALL CAP GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (22,237) $   (17,017)
  Net realized gain (loss) on investments..................................................   1,161,881    1,187,788
  Net change in unrealized appreciation (depreciation) of investments......................  (1,250,082)  (1,130,384)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (110,438)      40,387
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     843,457      623,308
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,826,825     (954,751)
  Redemptions for contract benefits and terminations.......................................    (238,526)    (210,159)
  Contract maintenance charges.............................................................    (287,813)    (229,579)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,143,943     (771,181)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,033,505     (730,794)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,917,196    6,647,990
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,950,701  $ 5,917,196
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          38           30
  Redeemed.................................................................................         (12)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          26           (3)
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                LAZARD RETIREMENT
                                                                                                EMERGING MARKETS
                                                                                                EQUITY PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   404,747  $   680,689
  Net realized gain (loss) on investments..................................................  (1,411,640)     565,606
  Net change in unrealized appreciation (depreciation) of investments......................  (8,487,944)  (3,490,208)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (9,494,837)  (2,243,913)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,363,281    5,858,004
  Transfers between Variable Investment Options including guaranteed interest account, net.    (168,244)    (667,892)
  Redemptions for contract benefits and terminations.......................................  (1,275,876)  (2,289,286)
  Contract maintenance charges.............................................................  (1,838,569)  (1,833,760)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,080,592    1,067,066
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        5,465
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,414,245)  (1,171,382)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  45,487,910   46,659,292
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $39,073,665  $45,487,910
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................         252          214
  Redeemed.................................................................................        (145)        (182)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         107           32
                                                                                            ===========  ===========

                                                                                              MFS(R) INTERNATIONAL
                                                                                                 VALUE PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,016,259  $   904,046
  Net realized gain (loss) on investments..................................................   3,681,049    3,351,009
  Net change in unrealized appreciation (depreciation) of investments......................  (1,260,811)  (3,831,095)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,436,497      423,960
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   7,540,782    5,526,671
  Transfers between Variable Investment Options including guaranteed interest account, net.   5,123,524    3,424,322
  Redemptions for contract benefits and terminations.......................................  (2,387,655)  (2,121,179)
  Contract maintenance charges.............................................................  (1,963,590)  (1,556,027)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,313,061    5,273,787
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,371         (300)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  11,750,929    5,697,447
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  57,722,309   52,024,862
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $69,473,238  $57,722,309
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................         233          192
  Redeemed.................................................................................        (116)        (109)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         117           83
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            MFS(R) INVESTORS TRUST
                                                                                                    SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,853  $    8,662
  Net realized gain (loss) on investments..................................................    311,678     235,540
  Net change in unrealized appreciation (depreciation) of investments......................   (329,890)    (61,538)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (9,359)    182,664
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    203,246     183,105
  Transfers between Variable Investment Options including guaranteed interest account, net.     96,571     308,423
  Redemptions for contract benefits and terminations.......................................   (109,458)    (19,309)
  Contract maintenance charges.............................................................    (71,756)    (65,864)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    118,603     406,355
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    109,244     589,019
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,089,386   1,500,367
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,198,630  $2,089,386
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          3           5
  Redeemed.................................................................................         (2)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           2
                                                                                            ==========  ==========

                                                                                            MFS(R) MASSACHUSETTS
                                                                                              INVESTORS GROWTH
                                                                                            STOCK PORTFOLIO(F)(G)
                                                                                            ---------------------
                                                                                                    2015
                                                                                            ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................................      $    4,227
  Net realized gain (loss) on investments..................................................         169,992
  Net change in unrealized appreciation (depreciation) of investments......................        (214,567)
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from operations..........................         (40,348)
                                                                                                 ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................         260,122
  Transfers between Variable Investment Options including guaranteed interest account, net.       2,035,102
  Redemptions for contract benefits and terminations.......................................         (22,952)
  Contract maintenance charges.............................................................         (76,742)
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       2,195,530
                                                                                                 ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................              --
                                                                                                 ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................       2,155,182
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................              --
                                                                                                 ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................      $2,155,182
                                                                                                 ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................              15
  Redeemed.................................................................................              (2)
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              13
                                                                                                 ==========


                                                                                            MFS(R) UTILITIES SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   84,079  $   33,820
  Net realized gain (loss) on investments..................................................     63,030     296,542
  Net change in unrealized appreciation (depreciation) of investments......................   (455,157)   (111,004)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (308,048)    219,358
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    526,930     273,947
  Transfers between Variable Investment Options including guaranteed interest account, net.   (184,620)    128,388
  Redemptions for contract benefits and terminations.......................................   (192,830)   (173,685)
  Contract maintenance charges.............................................................    (61,889)    (40,282)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     87,591     188,368
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        500          75
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (219,957)    407,801
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,860,053   1,452,252
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,640,096  $1,860,053
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................         49          55
  Redeemed.................................................................................        (41)        (32)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          8          23
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(f)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
(g)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   MULTIMANAGER
                                                                                                AGGRESSIVE EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,604,859) $ (1,822,431)
  Net realized gain (loss) on investments..................................................   18,378,895    16,355,359
  Net change in unrealized appreciation (depreciation) of investments......................   (2,344,791)   25,002,884
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   14,429,245    39,535,812
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,690,865    23,751,805
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,428,641)  (10,117,494)
  Redemptions for contract benefits and terminations.......................................  (20,525,773)  (23,168,639)
  Contract maintenance charges.............................................................  (23,061,558)  (24,008,667)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (31,325,107)  (33,542,995)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (52,000)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (16,947,862)    5,992,817
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  417,633,489   411,640,672
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $400,685,627  $417,633,489
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            9            10
  Redeemed.................................................................................          (52)          (55)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (43)          (45)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            9             6
  Redeemed.................................................................................          (18)          (25)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (9)          (19)
                                                                                            ============  ============

                                                                                                  MULTIMANAGER
                                                                                                   CORE BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,191,254  $ 1,359,410
  Net realized gain (loss) on investments..................................................    (551,689)     291,286
  Net change in unrealized appreciation (depreciation) of investments......................    (723,006)     876,293
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (83,441)   2,526,989
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,625,522    5,811,772
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,402,831)  (1,629,063)
  Redemptions for contract benefits and terminations.......................................  (2,784,242)  (3,646,366)
  Contract maintenance charges.............................................................  (4,681,994)  (4,894,555)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,243,545)  (4,358,212)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,326,986)  (1,831,223)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  76,338,086   78,169,309
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $71,011,100  $76,338,086
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          17           32
  Redeemed.................................................................................         (25)         (21)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (8)          11
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          21           33
  Redeemed.................................................................................         (44)         (54)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (23)         (21)
                                                                                            ===========  ===========

                                                                                                  MULTIMANAGER
                                                                                                 MID CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (109,360) $  (111,491)
  Net realized gain (loss) on investments..................................................   3,398,443    4,783,492
  Net change in unrealized appreciation (depreciation) of investments......................  (3,804,113)  (3,243,091)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (515,030)   1,428,910
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,091,374    1,563,466
  Transfers between Variable Investment Options including guaranteed interest account, net.    (306,387)  (1,177,086)
  Redemptions for contract benefits and terminations.......................................  (1,356,684)  (1,500,535)
  Contract maintenance charges.............................................................  (2,390,878)  (2,251,614)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,962,575)  (3,365,769)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         600         (600)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,477,005)  (1,937,459)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  33,085,644   35,023,103
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $30,608,639  $33,085,644
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           1            2
  Redeemed.................................................................................          (3)          (5)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10            7
  Redeemed.................................................................................         (16)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (6)         (12)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  MULTIMANAGER
                                                                                                 MID CAP VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   160,456  $    43,047
  Net realized gain (loss) on investments..................................................   2,399,375    2,884,503
  Net change in unrealized appreciation (depreciation) of investments......................  (5,330,868)    (429,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,771,037)   2,497,760
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,079,934    2,300,533
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,621,322)  (1,052,196)
  Redemptions for contract benefits and terminations.......................................  (1,843,466)  (2,944,051)
  Contract maintenance charges.............................................................  (2,060,559)  (2,146,767)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,445,413)  (3,842,481)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --       26,875
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,216,450)  (1,317,846)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  50,672,338   51,990,184
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $44,455,888  $50,672,338
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           3           19
  Redeemed.................................................................................          (6)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (6)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7           13
  Redeemed.................................................................................         (17)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)         (12)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                  MULTIMANAGER
                                                                                                   TECHNOLOGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (352,910) $  (345,783)
  Net realized gain (loss) on investments..................................................  13,094,897   12,252,829
  Net change in unrealized appreciation (depreciation) of investments......................  (7,570,893)  (1,474,724)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   5,171,094   10,432,322
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,026,899    4,936,298
  Transfers between Variable Investment Options including guaranteed interest account, net.  (4,046,732)  (1,376,236)
  Redemptions for contract benefits and terminations.......................................  (4,554,030)  (4,582,287)
  Contract maintenance charges.............................................................  (3,931,501)  (3,840,696)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (7,505,364)  (4,862,921)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,334,270)   5,569,401
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  89,921,644   84,352,243
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $87,587,374  $89,921,644
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           7           11
  Redeemed.................................................................................          (8)          (8)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)           3
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          19           22
  Redeemed.................................................................................         (49)         (44)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (30)         (22)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                NATURAL RESOURCES
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        --  $        --
  Net realized gain (loss) on investments..................................................  (3,257,160)     575,631
  Net change in unrealized appreciation (depreciation) of investments......................   1,433,715   (2,195,579)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,823,445)  (1,619,948)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     322,975      388,504
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,143,861    2,740,582
  Redemptions for contract benefits and terminations.......................................  (4,463,576)  (3,118,339)
  Contract maintenance charges.............................................................     (79,443)     (86,624)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,076,183)     (75,877)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          83           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,899,545)  (1,695,825)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,525,500    9,221,325
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 2,625,955  $ 7,525,500
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................         292          127
  Redeemed.................................................................................        (347)        (109)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (55)          18
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                      PIMCO
                                                                                             COMMODITYREALRETURN(R)
                                                                                               STRATEGY PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   360,773  $     2,354
  Net realized gain (loss) on investments..................................................  (1,069,197)    (517,257)
  Net change in unrealized appreciation (depreciation) of investments......................  (1,912,720)  (1,541,501)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,621,144)  (2,056,404)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,475,903    1,538,474
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,008,736      192,216
  Redemptions for contract benefits and terminations.......................................    (318,138)    (182,835)
  Contract maintenance charges.............................................................    (492,016)    (513,734)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,674,485    1,034,121
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          (65)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (946,659)  (1,022,348)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   9,022,434   10,044,782
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,075,775  $ 9,022,434
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................          42           30
  Redeemed.................................................................................         (19)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          23           11
                                                                                            ===========  ===========

                                                                                                PIMCO REAL RETURN
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   932,846  $   309,593
  Net realized gain (loss) on investments..................................................    (552,388)  (1,833,750)
  Net change in unrealized appreciation (depreciation) of investments......................  (1,140,066)   2,377,805
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (759,608)     853,648
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,321,536    3,476,355
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,761,195)  (5,379,460)
  Redemptions for contract benefits and terminations.......................................    (814,993)  (1,827,974)
  Contract maintenance charges.............................................................  (1,271,009)  (1,426,605)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,525,661)  (5,157,684)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        1,529
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,285,269)  (4,302,507)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,635,978   29,938,485
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $23,350,709  $25,635,978
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................          70          228
  Redeemed.................................................................................         (75)        (267)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)         (39)
                                                                                            ===========  ===========

                                                                                               PIMCO TOTAL RETURN
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 3,012,658  $ 1,210,990
  Net realized gain (loss) on investments..................................................     306,202     (228,337)
  Net change in unrealized appreciation (depreciation) of investments......................  (3,274,363)   1,568,616
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      44,497    2,551,269
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,714,449    6,287,861
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,807,499)  (7,263,401)
  Redemptions for contract benefits and terminations.......................................  (1,363,790)  (2,653,150)
  Contract maintenance charges.............................................................  (2,456,350)  (2,405,613)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      86,810   (6,034,303)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       9,026        2,102
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     140,333   (3,480,932)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  63,291,212   66,772,144
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $63,431,545  $63,291,212
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................         173          214
  Redeemed.................................................................................        (199)        (276)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (26)         (62)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              T. ROWE PRICE EQUITY
                                                                                              INCOME PORTFOLIO--II
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   231,469  $   218,029
  Net realized gain (loss) on investments..................................................   1,327,697    1,625,081
  Net change in unrealized appreciation (depreciation) of investments......................  (3,142,396)    (566,990)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,583,230)   1,276,120
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     729,373      838,669
  Transfers between Variable Investment Options including guaranteed interest account, net.    (796,960)    (896,202)
  Redemptions for contract benefits and terminations.......................................  (1,379,850)    (771,781)
  Contract maintenance charges.............................................................    (450,816)    (458,148)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,898,253)  (1,287,462)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,481,483)     (11,342)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,538,620   20,549,962
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,057,137  $20,538,620
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          16           23
  Redeemed.................................................................................         (28)         (32)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)          (9)
                                                                                            ===========  ===========

                                                                                              T. ROWE PRICE HEALTH
                                                                                             SCIENCES PORTFOLIO--II
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        --  $        --
  Net realized gain (loss) on investments..................................................   1,385,917    1,969,265
  Net change in unrealized appreciation (depreciation) of investments......................    (741,390)    (527,699)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     644,527    1,441,566
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     875,982      445,971
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,222,365)     350,843
  Redemptions for contract benefits and terminations.......................................    (239,896)  (1,189,878)
  Contract maintenance charges.............................................................     (79,461)     (52,298)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (665,740)    (445,362)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (21,213)     996,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   6,011,111    5,014,907
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 5,989,898  $ 6,011,111
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          52           50
  Redeemed.................................................................................         (34)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          18           17
                                                                                            ===========  ===========

                                                                                                TARGET 2015
                                                                                                ALLOCATION*
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,696  $    465
  Net realized gain (loss) on investments..................................................      684    10,010
  Net change in unrealized appreciation (depreciation) of investments......................   (9,414)   (8,895)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................   (6,034)    1,580
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,919    15,501
  Transfers between Variable Investment Options including guaranteed interest account, net.  179,183     4,026
  Redemptions for contract benefits and terminations.......................................   (5,190)  (94,445)
  Contract maintenance charges.............................................................   (6,457)   (6,749)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  190,455   (81,667)
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  184,421   (80,087)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   38,427   118,514
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $222,848  $ 38,427
                                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................       11         1
  Redeemed.................................................................................       (1)       (1)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       10        --
                                                                                            ========  ========

UNIT ACTIVITY CLASS II
  Issued...................................................................................       --        --
  Redeemed.................................................................................       --        --
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       --        --
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 TARGET 2025
                                                                                                 ALLOCATION*
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   15,825  $ 11,284
  Net realized gain (loss) on investments..................................................     10,239   107,050
  Net change in unrealized appreciation (depreciation) of investments......................    (51,597)  (88,901)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from operations..........................    (25,533)   29,433
                                                                                            ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    349,420   372,539
  Transfers between Variable Investment Options including guaranteed interest account, net.    190,622   101,084
  Redemptions for contract benefits and terminations.......................................   (101,703)  (39,606)
  Contract maintenance charges.............................................................    (66,966)  (54,077)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    371,373   379,940
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --        --
                                                                                            ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    345,840   409,373
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................    915,387   506,014
                                                                                            ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,261,227  $915,387
                                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         25        24
  Redeemed.................................................................................        (22)       (5)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................          3        19
                                                                                            ==========  ========

                                                                                                TARGET 2035
                                                                                                ALLOCATION*
                                                                                            -------------------
                                                                                               2015      2014
                                                                                            ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  10,405  $ 11,871
  Net realized gain (loss) on investments..................................................    10,585   103,790
  Net change in unrealized appreciation (depreciation) of investments......................   (41,736)  (76,542)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from operations..........................   (20,746)   39,119
                                                                                            ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   215,598   107,014
  Transfers between Variable Investment Options including guaranteed interest account, net.  (219,204)   65,168
  Redemptions for contract benefits and terminations.......................................   (20,528)   (5,953)
  Contract maintenance charges.............................................................   (25,379)  (31,144)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (49,513)  135,085
                                                                                            ---------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        --        --
                                                                                            ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (70,259)  174,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   934,182   759,978
                                                                                            ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 863,923  $934,182
                                                                                            =========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        12         7
  Redeemed.................................................................................        (6)       (1)
                                                                                            ---------  --------
  Net Increase (Decrease)..................................................................         6         6
                                                                                            =========  ========

                                                                                                TARGET 2045
                                                                                                ALLOCATION*
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  7,396  $  3,308
  Net realized gain (loss) on investments..................................................   10,844    37,762
  Net change in unrealized appreciation (depreciation) of investments......................  (32,217)  (29,346)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................  (13,977)   11,724
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  233,261    50,819
  Transfers between Variable Investment Options including guaranteed interest account, net.  122,955      (898)
  Redemptions for contract benefits and terminations.......................................   (9,702)       --
  Contract maintenance charges.............................................................  (20,436)  (11,606)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  326,078    38,315
                                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (18)       --
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  312,083    50,039
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  259,256   209,217
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $571,339  $259,256
                                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        8         4
  Redeemed.................................................................................       (1)       (2)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................        7         2
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             TARGET 2055
                                                                                            ALLOCATION*(H)
                                                                                            --------------
                                                                                                 2015
                                                                                            --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................................    $   649
  Net realized gain (loss) on investments..................................................        204
  Net change in unrealized appreciation (depreciation) of investments......................       (593)
                                                                                               -------

  Net increase (decrease) in net assets resulting from operations..........................        260
                                                                                               -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      5,479
  Transfers between Variable Investment Options including guaranteed interest account, net.     40,360
  Redemptions for contract benefits and terminations.......................................         --
  Contract maintenance charges.............................................................       (512)
                                                                                               -------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     45,327
                                                                                               -------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --
                                                                                               -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     45,587
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................         --
                                                                                               -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................    $45,587
                                                                                               =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         --
  Redeemed.................................................................................         --
                                                                                               -------
  Net Increase (Decrease)..................................................................         --
                                                                                               =======

UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --
  Redeemed.................................................................................         --
                                                                                               -------
  Net Increase (Decrease)..................................................................         --
                                                                                               =======

                                                                                              TEMPLETON DEVELOPING
                                                                                                MARKETS VIP FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   149,222  $  110,609
  Net realized gain (loss) on investments..................................................     548,600     (93,797)
  Net change in unrealized appreciation (depreciation) of investments......................  (2,539,693)   (916,763)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,841,871)   (899,951)
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,329,546   1,305,745
  Transfers between Variable Investment Options including guaranteed interest account, net.    (400,670)     86,467
  Redemptions for contract benefits and terminations.......................................    (270,579)   (167,241)
  Contract maintenance charges.............................................................    (504,905)   (531,641)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     153,392     693,330
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --       1,200
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,688,479)   (205,421)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   9,492,697   9,698,118
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,804,218  $9,492,697
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

UNIT ACTIVITY CLASS 2
  Issued...................................................................................          25          22
  Redeemed.................................................................................         (23)        (15)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           2           7
                                                                                            ===========  ==========

                                                                                              TEMPLETON GLOBAL BOND
                                                                                                    VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 3,401,050  $ 2,240,263
  Net realized gain (loss) on investments..................................................    (733,997)    (602,205)
  Net change in unrealized appreciation (depreciation) of investments......................  (4,661,392)  (1,058,101)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,994,339)     579,957
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,974,465    6,271,160
  Transfers between Variable Investment Options including guaranteed interest account, net.  (5,473,500)  (7,780,118)
  Redemptions for contract benefits and terminations.......................................  (1,408,496)  (3,730,317)
  Contract maintenance charges.............................................................  (2,177,477)  (2,114,297)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,085,008)  (7,353,572)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,079,347)  (6,773,615)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  47,540,630   54,314,245
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,461,283  $47,540,630
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS 2
  Issued...................................................................................         142          233
  Redeemed.................................................................................        (128)        (249)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          14          (16)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               TEMPLETON GROWTH
                                                                                                   VIP FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  111,499  $   48,373
  Net realized gain (loss) on investments..................................................     97,988     292,132
  Net change in unrealized appreciation (depreciation) of investments......................   (521,605)   (550,198)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (312,118)   (209,693)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    528,753     406,783
  Transfers between Variable Investment Options including guaranteed interest account, net.   (663,808)  1,309,725
  Redemptions for contract benefits and terminations.......................................   (193,181)   (244,281)
  Contract maintenance charges.............................................................   (227,703)   (216,301)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (555,939)  1,255,926
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (868,057)  1,046,233
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,381,040   4,334,807
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $4,512,983  $5,381,040
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          7          18
  Redeemed.................................................................................        (10)        (11)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (3)          7
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                             VAN ECK VIP GLOBAL HARD
                                                                                                   ASSETS FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (24,746) $   (39,339)
  Net realized gain (loss) on investments..................................................  (1,116,143)     (67,285)
  Net change in unrealized appreciation (depreciation) of investments......................  (3,080,845)  (2,568,811)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (4,221,734)  (2,675,435)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,597,508    1,710,215
  Transfers between Variable Investment Options including guaranteed interest account, net.     992,203      597,199
  Redemptions for contract benefits and terminations.......................................    (389,830)    (462,597)
  Contract maintenance charges.............................................................    (598,429)    (620,639)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,601,452    1,224,178
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,620,282)  (1,451,257)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,179,645   12,630,902
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,559,363  $11,179,645
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................          55           45
  Redeemed.................................................................................         (35)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          20           12
                                                                                            ===========  ===========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               VANGUARD VARIABLE
                                                                                               INSURANCE FUND--
                                                                                            EQUITY INDEX PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   82,273  $   71,737
  Net realized gain (loss) on investments..................................................    517,405     460,300
  Net change in unrealized appreciation (depreciation) of investments......................   (563,764)    291,651
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     35,914     823,688
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    482,934     445,838
  Transfers between Variable Investment Options including guaranteed interest account, net.     69,255     179,080
  Redemptions for contract benefits and terminations.......................................   (102,881)   (137,184)
  Contract maintenance charges.............................................................   (170,748)   (186,396)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    278,560     301,338
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    314,474   1,125,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  7,589,133   6,464,107
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $7,903,607  $7,589,133
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................          5           8
  Redeemed.................................................................................         (4)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           2
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series/(R)/, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES/(R)/
 .   American Funds Insurance Series/(R)/ Global Small Capitalization Fund/SM/
 .   American Funds Insurance Series/(R)/ New World Fund(R)

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA/AB Small Cap Growth/(1)/
 .   AXA/Loomis Sayles Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Government Money Market Portfolio/(2)/
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Mutual Shares VIP Fund
 .   Franklin Rising Dividends VIP Fund
 .   Franklin Small Cap Value VIP Fund
 .   Franklin Strategic Income VIP Fund
 .   Templeton Developing Markets VIP Fund
 .   Templeton Global Bond VIP Fund
 .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Real Return Portfolio
 .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio

  (1)Formerly known as EQ/AllianceBernstein Small Cap Growth.
  (2)Formerly known as Fidelity(R) VIP Money Market Portfolio.

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer. II
 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL Legacy III
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES     SALES
                                                      ----------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................... $ 2,954,043 $ 1,386,592
ALL ASSET GROWTH-ALT 20..............................   3,819,263   2,594,130
ALL ASSET MODERATE GROWTH-ALT 15.....................   4,571,769     901,820
AMERICAN CENTURY VP MID CAP VALUE FUND...............  14,752,347   8,911,509
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/.............................   3,069,231     953,614
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).   3,450,800     799,315
AXA 400 MANAGED VOLATILITY...........................   1,119,381     705,884
AXA 500 MANAGED VOLATILITY...........................   1,879,209   1,614,077
AXA 2000 MANAGED VOLATILITY..........................     693,782     719,023
AXA AGGRESSIVE ALLOCATION............................  21,258,146  16,929,393
AXA BALANCED STRATEGY................................   5,673,354     661,023
AXA CONSERVATIVE ALLOCATION..........................   5,376,719   7,586,054
AXA CONSERVATIVE GROWTH STRATEGY.....................     895,923     629,363
AXA CONSERVATIVE STRATEGY............................     663,539     135,230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
AXA CONSERVATIVE-PLUS ALLOCATION..................... $  4,414,416 $  5,751,196
AXA GLOBAL EQUITY MANAGED VOLATILITY.................    7,946,151   19,217,092
AXA GROWTH STRATEGY..................................   10,868,083    1,280,537
AXA INTERNATIONAL CORE MANAGED VOLATILITY............    5,986,684   12,337,116
AXA INTERNATIONAL MANAGED VOLATILITY.................      833,672      427,784
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........    7,710,429   13,628,698
AXA LARGE CAP CORE MANAGED VOLATILITY................    2,020,800    4,236,353
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............   18,516,863   31,402,904
AXA LARGE CAP VALUE MANAGED VOLATILITY...............   13,098,198   38,205,682
AXA MID CAP VALUE MANAGED VOLATILITY.................    5,657,288   23,743,788
AXA MODERATE ALLOCATION..............................   57,758,971   99,524,564
AXA MODERATE GROWTH STRATEGY.........................   16,205,876    3,700,380
AXA MODERATE-PLUS ALLOCATION.........................   44,022,291   43,068,544
AXA/AB SMALL CAP GROWTH..............................   27,254,397   24,810,027
AXA/LOOMIS SAYLES GROWTH.............................    4,327,043    4,971,417
BLACKROCK GLOBAL ALLOCATION V.I. FUND................    6,864,350    6,712,043
CHARTER/SM/ MULTI-SECTOR BOND........................    4,626,680   11,062,696
CHARTER/SM/ SMALL CAP GROWTH.........................    1,210,957    1,468,319
CHARTER/SM/ SMALL CAP VALUE..........................    1,496,462    3,188,271
EQ/BLACKROCK BASIC VALUE EQUITY......................   15,303,282   25,275,518
EQ/BOSTON ADVISORS EQUITY INCOME.....................    3,988,538    3,247,284
EQ/CALVERT SOCIALLY RESPONSIBLE......................      758,619      276,606
EQ/CAPITAL GUARDIAN RESEARCH.........................   13,072,385   14,046,284
EQ/COMMON STOCK INDEX................................   52,171,733  152,120,341
EQ/CORE BOND INDEX...................................    7,229,359    7,227,963
EQ/EQUITY 500 INDEX..................................  122,854,806  136,834,693
EQ/GAMCO MERGERS AND ACQUISITIONS....................    3,209,076    2,520,339
EQ/GAMCO SMALL COMPANY VALUE.........................   22,334,014   17,653,557
EQ/GLOBAL BOND PLUS..................................    2,502,399    5,051,471
EQ/INTERMEDIATE GOVERNMENT BOND......................   13,918,500   14,676,529
EQ/INTERNATIONAL EQUITY INDEX........................   18,589,608   28,308,157
EQ/INVESCO COMSTOCK..................................    4,981,566    4,122,079
EQ/JPMORGAN VALUE OPPORTUNITIES......................    7,349,438    6,981,084
EQ/LARGE CAP GROWTH INDEX............................   21,494,388   15,136,599
EQ/LARGE CAP VALUE INDEX.............................    6,139,575    3,949,532
EQ/MFS INTERNATIONAL GROWTH..........................    6,359,860    5,397,631
EQ/MID CAP INDEX.....................................   10,404,876   11,824,577
EQ/MONEY MARKET......................................  181,124,182  192,519,482
EQ/MORGAN STANLEY MID CAP GROWTH.....................    4,427,880    8,262,439
EQ/PIMCO ULTRA SHORT BOND............................    4,358,662    6,840,972
EQ/QUALITY BOND PLUS.................................    6,526,484   10,502,030
EQ/SMALL COMPANY INDEX...............................   15,742,280    8,077,777
EQ/T. ROWE PRICE GROWTH STOCK........................   24,095,889    9,014,716
EQ/UBS GROWTH & INCOME...............................    6,434,190    3,442,797
EQ/WELLS FARGO OMEGA GROWTH..........................   14,074,503   19,643,531
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO......      243,104      442,008
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..............   19,208,288   12,181,198
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..............      448,451      226,814
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO....      509,080      511,095
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO............    2,378,184    1,923,745
FIDELITY(R) VIP HIGH INCOME PORTFOLIO................    2,152,063    3,434,060
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO......    4,863,647    5,809,595
FIDELITY(R) VIP MID CAP PORTFOLIO....................   13,136,475   20,490,313
FIDELITY(R) VIP VALUE PORTFOLIO......................    1,020,973    1,055,417
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO...........      147,861      122,734
FRANKLIN MUTUAL SHARES VIP FUND......................    2,822,549    2,302,093

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                       PURCHASES     SALES
                                                      ----------- -----------
FRANKLIN RISING DIVIDENDS VIP FUND................... $12,610,807 $ 8,396,680
FRANKLIN SMALL CAP VALUE VIP FUND....................   2,410,707   1,558,809
FRANKLIN STRATEGIC INCOME VIP FUND...................   8,897,003   4,857,630
GOLDMAN SACHS VIT MID CAP VALUE FUND.................   4,940,026   3,281,906
INVESCO V.I. DIVERSIFIED DIVIDEND FUND...............   2,565,141   1,162,045
INVESCO V.I. GLOBAL REAL ESTATE FUND.................  10,336,128   6,310,490
INVESCO V.I. INTERNATIONAL GROWTH FUND...............  10,369,942   7,306,711
INVESCO V.I. MID CAP CORE EQUITY FUND................   1,221,811   1,316,729
INVESCO V.I. SMALL CAP EQUITY FUND...................   2,129,154     651,384
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.................     297,375     380,302
IVY FUNDS VIP ENERGY.................................   8,488,252   5,378,314
IVY FUNDS VIP HIGH INCOME............................   9,986,335   4,672,563
IVY FUNDS VIP MID CAP GROWTH.........................   8,554,564   4,827,975
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.................  14,752,881   8,123,883
IVY FUNDS VIP SMALL CAP GROWTH.......................   5,920,636   1,742,221
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO..  14,313,011  10,709,857
MFS(R) INTERNATIONAL VALUE PORTFOLIO.................  21,651,402  11,643,269
MFS(R) INVESTORS TRUST SERIES........................     794,050     428,956
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO     488,885     385,885
MFS(R) UTILITIES SERIES..............................   1,433,670   1,113,932
MULTIMANAGER AGGRESSIVE EQUITY.......................   6,781,261  39,709,622
MULTIMANAGER CORE BOND...............................   6,266,697  10,318,988
MULTIMANAGER MID CAP GROWTH..........................   5,407,031   4,651,903
MULTIMANAGER MID CAP VALUE...........................   2,278,417   5,563,374
MULTIMANAGER TECHNOLOGY..............................  12,503,617  14,024,429
NATURAL RESOURCES PORTFOLIO..........................  16,777,314  19,853,498
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......   3,482,660   1,447,402
PIMCO REAL RETURN PORTFOLIO..........................   5,736,150   6,328,965
PIMCO TOTAL RETURN PORTFOLIO.........................  17,288,748  13,491,905
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II...........   2,989,268   4,246,796
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II.........   4,210,131   4,394,555
TARGET 2015 ALLOCATION...............................     216,839      21,025
TARGET 2025 ALLOCATION...............................   1,065,923     664,472
TARGET 2035 ALLOCATION...............................     678,708     706,669
TARGET 2045 ALLOCATION...............................     376,996      37,133
TARGET 2055 ALLOCATION...............................      49,756       3,734
TEMPLETON DEVELOPING MARKETS VIP FUND................   3,509,981   2,093,906
TEMPLETON GLOBAL BOND VIP FUND.......................  11,517,883  10,974,627
TEMPLETON GROWTH VIP FUND............................   1,047,248   1,491,688
VAN ECK VIP GLOBAL HARD ASSETS FUND..................   4,328,142   2,751,436
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO...........................................   1,517,031     920,129

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions (Concluded)


   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment managers of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trust, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio. For accounting purposes, the reorganization which occurred in 2015 was treated as a merger.

---------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS
                                                               INVESTORS GROWTH STOCK
                                                               PORTFOLIO
---------------------------------------------------------------------------------------
Shares -- Class Service      155,075                              125,479
Value -- Class Service    $    14.33                           $    17.71
Net Assets Before Merger  $2,222,226                           $       --
Net Assets After Merger   $       --                           $2,222,226
Unrealized Gain           $  113,152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)

   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/LORD ABBETT LARGE CAP CORE     EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------
Shares -- Class A             556,929                            866,553
Value -- Class A          $     12.94                       $      14.81
Net Assets Before Merger  $ 7,206,870                       $  5,623,568
Net Assets After Merger   $        --                       $ 12,830,438
Shares -- Class B             385,979                            758,931
Value -- Class B          $     12.96                       $      14.82
Net Assets Before Merger  $ 5,002,802                       $  6,243,377
Net Assets After Merger   $        --                       $ 11,246,179
Unrealized Gain           $   649,797
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY AXA INTERNATIONAL CORE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A           1,085,173                          1,773,311
Value -- Class A          $     12.21                       $      10.79
Net Assets Before Merger  $13,247,830                       $  5,892,425
Net Assets After Merger   $        --                       $ 19,140,255
Shares -- Class B           3,147,582                          5,935,617
Value -- Class B          $     12.18                       $      10.81
Net Assets Before Merger  $38,351,880                       $ 25,790,722
Net Assets After Merger   $        --                       $ 64,142,602
Unrealized Gain           $ 6,003,801
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE      AXA LARGE CAP VALUE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A             747,932                         18,896,574
Value -- Class A          $     14.17                       $      15.21
Net Assets Before Merger  $10,600,439                       $266,871,585
Net Assets After Merger   $        --                       $287,326,042
Shares -- Class B           1,571,037                          8,907,200
Value -- Class B          $     14.18                       $      15.17
Net Assets Before Merger  $22,270,560                       $122,705,222
Net Assets After Merger   $        --                       $135,121,764
Unrealized Gain           $11,482,067

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH
                                                             MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A           1,582,613                           1,682,345
Value -- Class A          $     21.82                        $      26.12
Net Assets Before Merger  $34,527,391                        $  9,419,937
Net Assets After Merger   $        --                        $ 43,947,328
Shares -- Class B           3,527,742                           8,380,199
Value -- Class B          $     21.71                        $      25.54
Net Assets Before Merger  $76,594,810                        $137,471,641
Net Assets After Merger   $        --                        $214,066,451
Unrealized Gain           $35,878,312
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A             277,940                             582,109
Value -- Class A          $     15.08                        $       9.21
Net Assets Before Merger  $ 4,192,326                        $  1,170,958
Net Assets After Merger   $        --                        $  5,363,284
Shares -- Class B             373,589                           2,504,309
Value -- Class B          $     15.08                        $       9.21
Net Assets Before Merger  $ 5,634,671                        $ 17,442,938
Net Assets After Merger   $        --                        $ 23,077,609
Unrealized Gain           $ 3,135,480

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                               MORTALITY AND
                                                               EXPENSE RISKS      MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------      ---------   --------------   -----

Accumulator Life..............................................     varies (b)(d)   varies(b)     varies (b)(f) varies

Incentive Life, Champion 2000.................................        0.60%(a)         --             --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life Plus.      0.60%(l)(o)        --             --       0.60%

Incentive Life '02............................................     varies (b)(g)       --             --       0.80%

Incentive Life '06............................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02...............................      0.90%(b)(m)        --             --       0.90%

Paramount Life................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series...........................      0.60%(b)(l)        --             --       0.60%

Incentive Life COLI...........................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04.......................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999..............................        0.60%(a)         --             --       0.60%

Survivorship 2000.............................................        0.90%(a)         --             --       0.90%

IL Legacy.....................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II..................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Legacy III.................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector..................................................        0.80%(a)         --             --       0.80%

SP-Flex.......................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer...................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II...................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy.........................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R).............................     0.35%(b)(k)(l)      --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments.
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)


   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and IncentiveLife Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums and
                                                                    upon exercise of a policy
                                                                    continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                     LOW - $8 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.00% Class B       $106.12           --                   --             --       (4.39)%
      Highest contract charge 0.90% Class B      $103.61           --                   --             --       (5.25)%
      All contract charges                            --           46              $ 4,686           0.87%         --
2014  Lowest contract charge 0.00% Class B       $110.99           --                   --             --        2.31%
      Highest contract charge 0.90% Class B      $109.35           --                   --             --        1.39%
      All contract charges                            --           31              $ 3,443           1.94%         --
2013  Lowest contract charge 0.00% Class B(b)    $108.48           --                   --             --        7.05%
      Highest contract charge 0.90% Class B(b)   $107.85           --                   --             --        6.44%
      All contract charges                            --           10              $ 1,140           2.57%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.00% Class B       $131.08           --                   --             --       (3.96)%
      Highest contract charge 0.90% Class B      $124.51           --                   --             --       (4.82)%
      All contract charges                            --          136              $17,513           0.84%         --
2014  Lowest contract charge 0.00% Class B       $136.49           --                   --             --        2.39%
      Highest contract charge 0.90% Class B      $130.82           --                   --             --        1.47%
      All contract charges                            --          131              $17,621           1.53%         --
2013  Lowest contract charge 0.00% Class B       $133.30           --                   --             --       14.13%
      Highest contract charge 0.90% Class B      $128.92           --                   --             --       13.10%
      All contract charges                            --          112              $14,861           1.46%         --
2012  Lowest contract charge 0.00% Class B       $116.80           --                   --             --       11.98%
      Highest contract charge 0.90% Class B      $113.99           --                   --             --       10.97%
      All contract charges                            --           94              $10,924           1.87%         --
2011  Lowest contract charge 0.00% Class B       $104.30           --                   --             --       (3.49)%
      Highest contract charge 0.90% Class B      $102.72           --                   --             --       (4.36)%
      All contract charges                            --           54              $ 5,611           2.12%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015  Lowest contract charge 0.00% Class B       $103.48           --                   --             --       (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --                   --             --       (4.60)%
      All contract charges                            --          134              $ 5,897           1.31%         --
2014  Lowest contract charge 0.00% Class B       $107.48           --                   --             --        2.42%
      Highest contract charge 0.90% Class B      $105.90           --                   --             --        1.50%
      All contract charges                            --           28              $ 2,538           2.43%         --
2013  Lowest contract charge 0.00% Class B(b)    $104.94           --                   --             --        4.19%
      Highest contract charge 0.90% Class B(b)   $104.33           --                   --             --        3.62%
      All contract charges                            --            9              $   925           2.85%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015  Lowest contract charge 0.00% Class II      $182.78           --                   --             --       (1.58)%
      Highest contract charge 0.90% Class II     $173.61           --                   --             --       (2.47)%
      All contract charges                            --          269              $33,842           1.51%         --
2014  Lowest contract charge 0.00% Class II      $185.71           --                   --             --       16.24%
      Highest contract charge 0.90% Class II     $178.00           --                   --             --       15.19%
      All contract charges                            --          222              $30,533           1.04%         --
2013  Lowest contract charge 0.00% Class II      $159.77           --                   --             --       29.89%
      Highest contract charge 0.90% Class II     $154.53           --                   --             --       28.73%
      All contract charges                            --          163              $22,584           1.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
AMERICAN CENTURY VP MID CAP VALUE FUND (CONTINUED)
2012     Lowest contract charge 0.00% Class II        $123.00           --                   --             --       16.24%
         Highest contract charge 0.90% Class II       $120.04           --                   --             --       15.18%
         All contract charges                              --          119              $13,517           1.79%         --
2011     Lowest contract charge 0.00% Class II        $105.82           --                   --             --       (0.84)%
         Highest contract charge 0.90% Class II       $104.22           --                   --             --       (1.73)%
         All contract charges                              --          150              $15,606           1.26%         --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
2015     Lowest contract charge 0.00% Class 4         $114.69           --                   --             --       (0.02)%
         Highest contract charge 0.90% Class 4        $111.98           --                   --             --       (0.92)%
         All contract charges                              --           43              $ 3,590           0.00%         --
2014     Lowest contract charge 0.00% Class 4         $114.71           --                   --             --        1.88%
         Highest contract charge 0.90% Class 4        $113.02           --                   --             --        0.96%
         All contract charges                              --           25              $ 1,829           0.08%         --
2013     Lowest contract charge 0.00% Class 4(b)      $112.59           --                   --             --       10.13%
         Highest contract charge 0.90% Class 4(b)     $111.94           --                   --             --        9.53%
         All contract charges                              --            8              $   869           0.17%         --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2015     Lowest contract charge 0.00% Class 4         $ 94.90           --                   --             --       (3.38)%
         Highest contract charge 0.90% Class 4        $ 92.66           --                   --             --       (4.24)%
         All contract charges                              --          139              $ 6,032           0.57%         --
2014     Lowest contract charge 0.00% Class 4         $ 98.22           --                   --             --       (8.13)%
         Highest contract charge 0.90% Class 4        $ 96.76           --                   --             --       (8.97)%
         All contract charges                              --           88              $ 3,904           1.51%         --
2013     Lowest contract charge 0.00% Class 4(b)      $106.91           --                   --             --        5.36%
         Highest contract charge 0.90% Class 4(b)     $106.29           --                   --             --        4.78%
         All contract charges                              --           16              $   938           3.40%         --
AXA 400 MANAGED VOLATILITY
2015     Lowest contract charge 0.00% Class B         $158.65           --                   --             --       (3.11)%
         Highest contract charge 0.90% Class B        $150.69           --                   --             --       (3.98)%
         All contract charges                              --           20              $ 3,160           0.54%         --
2014     Lowest contract charge 0.00% Class B         $163.75           --                   --             --        8.80%
         Highest contract charge 0.90% Class B        $156.94           --                   --             --        7.82%
         All contract charges                              --           19              $ 3,065           0.39%         --
2013     Lowest contract charge 0.00% Class B         $150.51           --                   --             --       31.69%
         Highest contract charge 0.90% Class B        $145.56           --                   --             --       30.49%
         All contract charges                              --           20              $ 2,992           0.17%         --
2012     Lowest contract charge 0.00% Class B         $114.29           --                   --             --       16.46%
         Highest contract charge 0.90% Class B        $111.55           --                   --             --       15.42%
         All contract charges                              --           16              $ 1,749           0.14%         --
2011     Lowest contract charge 0.00% Class B         $ 98.14           --                   --             --       (8.22)%
         Highest contract charge 0.90% Class B        $ 96.65           --                   --             --       (9.04)%
         All contract charges                              --           25              $ 2,417           0.05%         --
AXA 500 MANAGED VOLATILITY
2015     Lowest contract charge 0.00% Class B         $170.05           --                   --             --        0.37%
         Highest contract charge 0.90% Class B        $161.52           --                   --             --       (0.54)%
         All contract charges                              --           34              $ 5,680           0.91%         --
2014     Lowest contract charge 0.00% Class B         $169.43           --                   --             --       12.59%
         Highest contract charge 0.90% Class B        $162.40           --                   --             --       11.58%
         All contract charges                              --           33              $ 5,576           0.80%         --
2013     Lowest contract charge 0.00% Class B         $150.49           --                   --             --       30.93%
         Highest contract charge 0.90% Class B        $145.55           --                   --             --       29.76%
         All contract charges                              --           19              $ 2,783           0.47%         --
2012     Lowest contract charge 0.00% Class B         $114.94           --                   --             --       14.83%
         Highest contract charge 0.90% Class B        $112.17           --                   --             --       13.79%
         All contract charges                              --           16              $ 1,833           0.66%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $100.10           --                   --             --        (3.75)%
      Highest contract charge 0.90% Class B   $ 98.58           --                   --             --        (4.62)%
      All contract charges                         --           12              $ 1,249           0.57%
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $148.16           --                   --             --        (5.10)%
      Highest contract charge 0.90% Class B   $140.73           --                   --             --        (5.95)%
      All contract charges                         --           15              $ 2,284           0.39%          --
2014  Lowest contract charge 0.00% Class B    $156.13           --                   --             --         4.06%
      Highest contract charge 0.90% Class B   $149.64           --                   --             --         3.11%
      All contract charges                         --           17              $ 2,546           0.16%          --
2013  Lowest contract charge 0.00% Class B    $150.04           --                   --             --        37.39%
      Highest contract charge 0.90% Class B   $145.12           --                   --             --        36.16%
      All contract charges                         --           14              $ 2,132           0.12%          --
2012  Lowest contract charge 0.00% Class B    $109.21           --                   --             --        15.44%
      Highest contract charge 0.90% Class B   $106.58           --                   --             --        14.41%
      All contract charges                         --           12              $ 1,303           0.33%          --
2011  Lowest contract charge 0.00% Class B    $ 94.60           --                   --             --       (10.55)%
      Highest contract charge 0.90% Class B   $ 93.16           --                   --             --       (11.36)%
      All contract charges                         --           10              $   904           0.47%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $203.22           --                   --             --        (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --                   --             --        (2.64)%
      All contract charges                         --          344              $57,423           0.95%          --
2014  Lowest contract charge 0.00% Class A    $206.85           --                   --             --         4.72%
      Highest contract charge 0.90% Class A   $186.85           --                   --             --         3.78%
      All contract charges                         --          344              $63,147           1.55%          --
2013  Lowest contract charge 0.00% Class A    $197.53           --                   --             --        26.44%
      Highest contract charge 0.90% Class A   $180.05           --                   --             --        25.30%
      All contract charges                         --          356              $64,839           2.51%          --
2012  Lowest contract charge 0.00% Class A    $156.23           --                   --             --        14.17%
      Highest contract charge 0.90% Class A   $143.70           --                   --             --        13.15%
      All contract charges                         --          405              $58,114           0.84%          --
2011  Lowest contract charge 0.00% Class A    $136.84           --                   --             --        (7.27)%
      Highest contract charge 0.90% Class A   $127.00           --                   --             --        (8.11)%
      All contract charges                         --          464              $59,678           1.38%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $199.09           --                   --             --        (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --                   --             --        (2.34)%
      All contract charges                         --          392              $77,349           0.95%          --
2014  Lowest contract charge 0.00% Class B    $202.64           --                   --             --         4.72%
      Highest contract charge 0.60% Class B   $189.38           --                   --             --         4.09%
      All contract charges                         --          396              $79,584           1.55%          --
2013  Lowest contract charge 0.00% Class B    $193.51           --                   --             --        26.43%
      Highest contract charge 0.60% Class B   $181.94           --                   --             --        25.68%
      All contract charges                         --          413              $79,125           2.51%          --
2012  Lowest contract charge 0.00% Class B    $153.06           --                   --             --        14.17%
      Highest contract charge 0.60% Class B   $144.77           --                   --             --        13.48%
      All contract charges                         --          413              $62,581           0.84%          --
2011  Lowest contract charge 0.00% Class B    $134.06           --                   --             --        (7.50)%
      Highest contract charge 0.60% Class B   $127.57           --                   --             --        (8.05)%
      All contract charges                         --          414              $54,953           1.38%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.00% Class B    $139.85           --                   --             --        (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --                   --             --        (0.64)%
      All contract charges                         --          173              $24,207           1.09%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $140.75           --                   --             --        4.40%
      Highest contract charge 0.00% Class B   $140.75           --                   --             --        4.40%
      All contract charges                         --          141              $19,802           1.21%         --
2013  Lowest contract charge 0.00% Class B    $134.82           --                   --             --       13.66%
      Highest contract charge 0.00% Class B   $134.82           --                   --             --       13.66%
      All contract charges                         --          119              $16,003           2.27%         --
2012  Lowest contract charge 0.00% Class B    $118.62           --                   --             --        8.54%
      Highest contract charge 0.00% Class B   $118.62           --                   --             --        8.54%
      All contract charges                         --           77              $ 9,132           0.93%         --
2011  Lowest contract charge 0.00% Class B    $109.29           --                   --             --       (2.39)%
      Highest contract charge 0.00% Class B   $109.29           --                   --             --       (2.39)%
      All contract charges                         --           44              $ 4,805           1.59%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $152.61           --                   --             --       (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --                   --             --       (1.14)%
      All contract charges                         --          284              $24,201           0.79%         --
2014  Lowest contract charge 0.00% Class A    $152.98           --                   --             --        2.62%
      Highest contract charge 0.90% Class A   $138.19           --                   --             --        1.69%
      All contract charges                         --          288              $25,804           0.83%         --
2013  Lowest contract charge 0.00% Class A    $149.08           --                   --             --        4.33%
      Highest contract charge 0.90% Class A   $135.89           --                   --             --        3.39%
      All contract charges                         --          299              $27,385           0.93%         --
2012  Lowest contract charge 0.00% Class A    $142.89           --                   --             --        4.58%
      Highest contract charge 0.90% Class A   $131.43           --                   --             --        3.64%
      All contract charges                         --          284              $28,647           0.83%         --
2011  Lowest contract charge 0.00% Class A    $136.63           --                   --             --        2.15%
      Highest contract charge 0.90% Class A   $126.81           --                   --             --        1.24%
      All contract charges                         --          252              $29,188           2.05%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $149.50           --                   --             --       (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --                   --             --       (0.84)%
      All contract charges                         --           61              $ 8,855           0.79%         --
2014  Lowest contract charge 0.00% Class B    $149.86           --                   --             --        2.62%
      Highest contract charge 0.60% Class B   $140.05           --                   --             --        2.00%
      All contract charges                         --           71              $10,374           0.83%         --
2013  Lowest contract charge 0.00% Class B    $146.04           --                   --             --        4.34%
      Highest contract charge 0.60% Class B   $137.31           --                   --             --        3.72%
      All contract charges                         --           71              $10,126           0.93%         --
2012  Lowest contract charge 0.00% Class B    $139.97           --                   --             --        4.58%
      Highest contract charge 0.60% Class B   $132.39           --                   --             --        3.95%
      All contract charges                         --           76              $10,376           0.83%         --
2011  Lowest contract charge 0.00% Class B    $133.84           --                   --             --        1.90%
      Highest contract charge 0.60% Class B   $127.36           --                   --             --        1.29%
      All contract charges                         --           72              $ 9,457           2.05%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $133.74           --                   --             --       (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --                   --             --       (0.46)%
      All contract charges                         --           41              $ 5,539           0.95%         --
2014  Lowest contract charge 0.00% Class B    $134.36           --                   --             --        3.82%
      Highest contract charge 0.00% Class B   $134.36           --                   --             --        3.82%
      All contract charges                         --           40              $ 5,395           1.11%         --
2013  Lowest contract charge 0.00% Class B    $129.42           --                   --             --       10.51%
      Highest contract charge 0.00% Class B   $129.42           --                   --             --       10.51%
      All contract charges                         --           32              $ 4,200           1.75%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $117.11           --                   --             --        7.20%
      Highest contract charge 0.00% Class B   $117.11           --                   --             --        7.20%
      All contract charges                         --           28              $ 3,305           1.28%         --
2011  Lowest contract charge 0.00% Class B    $109.24           --                   --             --       (1.39)%
      Highest contract charge 0.00% Class B   $109.24           --                   --             --       (1.39)%
      All contract charges                         --           10              $ 1,114           1.49%         --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.00% Class B    $121.68           --                   --             --       (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --                   --             --       (0.17)%
      All contract charges                         --           20              $ 2,427           0.94%         --
2014  Lowest contract charge 0.00% Class B    $121.89           --                   --             --        2.61%
      Highest contract charge 0.00% Class B   $121.89           --                   --             --        2.61%
      All contract charges                         --           16              $ 1,930           0.86%         --
2013  Lowest contract charge 0.00% Class B    $118.79           --                   --             --        4.38%
      Highest contract charge 0.00% Class B   $118.79           --                   --             --        4.38%
      All contract charges                         --           13              $ 1,509           1.16%         --
2012  Lowest contract charge 0.00% Class B    $113.81           --                   --             --        4.48%
      Highest contract charge 0.00% Class B   $113.81           --                   --             --        4.48%
      All contract charges                         --           10              $ 1,129           1.11%         --
2011  Lowest contract charge 0.00% Class B    $108.93           --                   --             --        0.72%
      Highest contract charge 0.00% Class B   $108.93           --                   --             --        0.72%
      All contract charges                         --            8              $   870           1.35%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class A    $164.89           --                   --             --       (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --                   --             --       (1.55)%
      All contract charges                         --          164              $17,659           0.82%         --
2014  Lowest contract charge 0.00% Class A    $165.98           --                   --             --        3.16%
      Highest contract charge 0.90% Class A   $149.93           --                   --             --        2.23%
      All contract charges                         --          179              $19,858           0.99%         --
2013  Lowest contract charge 0.00% Class A    $160.89           --                   --             --       10.24%
      Highest contract charge 0.90% Class A   $146.66           --                   --             --        9.25%
      All contract charges                         --          159              $20,835           1.36%         --
2012  Lowest contract charge 0.00% Class A    $145.95           --                   --             --        7.37%
      Highest contract charge 0.90% Class A   $134.24           --                   --             --        6.40%
      All contract charges                         --          164              $20,312           0.81%         --
2011  Lowest contract charge 0.00% Class A    $135.93           --                   --             --       (0.46)%
      Highest contract charge 0.90% Class A   $126.16           --                   --             --       (1.35)%
      All contract charges                         --          174              $20,541           1.64%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class B    $161.54           --                   --             --       (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --                   --             --       (1.24)%
      All contract charges                         --           90              $14,346           0.82%         --
2014  Lowest contract charge 0.00% Class B    $162.60           --                   --             --        3.16%
      Highest contract charge 0.60% Class B   $151.95           --                   --             --        2.54%
      All contract charges                         --           94              $15,106           0.99%         --
2013  Lowest contract charge 0.00% Class B    $157.62           --                   --             --       10.24%
      Highest contract charge 0.60% Class B   $148.19           --                   --             --        9.58%
      All contract charges                         --           95              $14,739           1.36%         --
2012  Lowest contract charge 0.00% Class B    $142.98           --                   --             --        7.37%
      Highest contract charge 0.60% Class B   $135.24           --                   --             --        6.73%
      All contract charges                         --          100              $13,996           0.81%         --
2011  Lowest contract charge 0.00% Class B    $133.16           --                   --             --       (0.71)%
      Highest contract charge 0.60% Class B   $126.71           --                   --             --       (1.31)%
      All contract charges                         --          101              $13,152           1.64%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class A    $499.04           --                   --             --        (1.73)%
      Highest contract charge 0.00% Class A   $499.04           --                   --             --        (1.73)%
      All contract charges                         --           74             $ 28,446           0.88%          --
2014  Lowest contract charge 0.00% Class A    $507.81           --                   --             --         1.69%
      Highest contract charge 0.00% Class A   $507.81           --                   --             --         1.69%
      All contract charges                         --          106             $ 31,716           0.95%          --
2013  Lowest contract charge 0.00% Class A    $499.38           --                   --             --        20.36%
      Highest contract charge 0.00% Class A   $499.38           --                   --             --        20.36%
      All contract charges                         --          133             $ 34,325           0.82%          --
2012  Lowest contract charge 0.00% Class A    $414.92           --                   --             --        16.98%
      Highest contract charge 0.00% Class A   $414.92           --                   --             --        16.98%
      All contract charges                         --          103             $ 30,208           1.35%          --
2011  Lowest contract charge 0.00% Class A    $354.68           --                   --             --       (12.06)%
      Highest contract charge 0.00% Class A   $354.68           --                   --             --       (12.06)%
      All contract charges                         --          111             $ 31,042           1.72%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $267.56           --                   --             --        (1.73)%
      Highest contract charge 0.90% Class B   $226.63           --                   --             --        (2.61)%
      All contract charges                         --          441             $110,066           0.88%          --
2014  Lowest contract charge 0.00% Class B    $272.26           --                   --             --         1.68%
      Highest contract charge 0.90% Class B   $232.70           --                   --             --         0.77%
      All contract charges                         --          478             $121,576           0.95%          --
2013  Lowest contract charge 0.00% Class B    $267.75           --                   --             --        20.36%
      Highest contract charge 0.90% Class B   $230.92           --                   --             --        19.28%
      All contract charges                         --          523             $131,082           0.82%          --
2012  Lowest contract charge 0.00% Class B    $222.46           --                   --             --        16.99%
      Highest contract charge 0.90% Class B   $193.60           --                   --             --        15.93%
      All contract charges                         --          586             $122,383           1.35%          --
2011  Lowest contract charge 0.00% Class B    $190.16           --                   --             --       (12.32)%
      Highest contract charge 0.90% Class B   $167.00           --                   --             --       (13.10)%
      All contract charges                         --          746             $134,145           1.72%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $152.84           --                   --             --        (0.98)%
      Highest contract charge 0.00% Class B   $152.84           --                   --             --        (0.98)%
      All contract charges                         --          279             $ 42,615           1.25%          --
2014  Lowest contract charge 0.00% Class B    $154.35           --                   --             --         5.62%
      Highest contract charge 0.00% Class B   $154.35           --                   --             --         5.62%
      All contract charges                         --          223             $ 34,422           1.64%          --
2013  Lowest contract charge 0.00% Class B    $146.14           --                   --             --        20.20%
      Highest contract charge 0.00% Class B   $146.14           --                   --             --        20.20%
      All contract charges                         --          157             $ 22,986           2.98%          --
2012  Lowest contract charge 0.00% Class B    $121.58           --                   --             --        11.21%
      Highest contract charge 0.00% Class B   $121.58           --                   --             --        11.21%
      All contract charges                         --          107             $ 12,965           0.91%          --
2011  Lowest contract charge 0.00% Class B    $109.32           --                   --             --        (4.41)%
      Highest contract charge 0.00% Class B   $109.32           --                   --             --        (4.41)%
      All contract charges                         --           68             $  7,470           1.62%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)
2015  Lowest contract charge 0.00% Class A    $219.85           --                   --             --        (4.35)%
      Highest contract charge 0.60% Class A   $158.89           --                   --             --        (4.92)%
      All contract charges                         --           66             $ 14,331           0.06%          --
2014  Lowest contract charge 0.00% Class A    $229.84           --                   --             --        (6.24)%
      Highest contract charge 0.60% Class A   $167.11           --                   --             --        (6.80)%
      All contract charges                         --           71             $ 16,150           1.75%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------
                                                                     UNITS OUTSTANDING    ACCUMULATION      INVESTMENT
                                                          UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO*
                                                          ---------- ----------------- ------------------- -------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C) (CONTINUED)
2013         Lowest contract charge 0.00% Class A          $245.13           --                   --             --
             Highest contract charge 0.60% Class A         $179.31           --                   --             --
             All contract charges                               --           26              $ 6,022           0.84%
2012         Lowest contract charge 0.00% Class A          $208.61           --                   --             --
             Highest contract charge 0.60% Class A         $153.52           --                   --             --
             All contract charges                               --           29              $ 6,031           1.49%
2011         Lowest contract charge 0.00% Class A          $179.36           --                   --             --
             Highest contract charge 0.60% Class A         $132.79           --                   --             --
             All contract charges                               --           30              $ 5,139           2.81%
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)
2015         Lowest contract charge 0.00% Class B          $142.49           --                   --             --
             Highest contract charge 0.90% Class B         $122.52           --                   --             --
             All contract charges                               --          345              $46,054           0.06%
2014         Lowest contract charge 0.00% Class B          $148.95           --                   --             --
             Highest contract charge 0.90% Class B         $129.25           --                   --             --
             All contract charges                               --          381              $53,327           1.75%
2013         Lowest contract charge 0.00% Class B          $158.86           --                   --             --
             Highest contract charge 0.90% Class B         $139.10           --                   --             --
             All contract charges                               --          169              $25,657           0.84%
2012         Lowest contract charge 0.00% Class B          $135.18           --                   --             --
             Highest contract charge 0.90% Class B         $119.44           --                   --             --
             All contract charges                               --          186              $23,955           1.49%
2011         Lowest contract charge 0.00% Class B          $116.22           --                   --             --
             Highest contract charge 0.90% Class B         $103.62           --                   --             --
             All contract charges                               --          196              $21,687           2.81%
AXA INTERNATIONAL MANAGED VOLATILITY
2015         Lowest contract charge 0.00% Class B          $113.69           --                   --             --
             Highest contract charge 0.90% Class B         $107.98           --                   --             --
             All contract charges                               --           17              $ 1,908           0.04%
2014         Lowest contract charge 0.00% Class B          $116.49           --                   --             --
             Highest contract charge 0.90% Class B         $111.65           --                   --             --
             All contract charges                               --           15              $ 1,627           0.79%
2013         Lowest contract charge 0.00% Class B          $124.51           --                   --             --
             Highest contract charge 0.90% Class B         $120.42           --                   --             --
             All contract charges                               --           13              $ 1,617           0.00%
2012         Lowest contract charge 0.00% Class B          $102.81           --                   --             --
             Highest contract charge 0.90% Class B         $100.34           --                   --             --
             All contract charges                               --           17              $ 1,836           0.64%
2011         Lowest contract charge 0.00% Class B          $ 88.18           --                   --             --
             Highest contract charge 0.90% Class B         $ 86.84           --                   --             --
             All contract charges                               --           17              $ 1,507           2.58%
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015         Lowest contract charge 0.00% Class A          $215.01           --                   --             --
             Highest contract charge 0.60% Class A         $153.56           --                   --             --
             All contract charges                               --          105              $16,190           0.10%
2014         Lowest contract charge 0.00% Class A          $222.03           --                   --             --
             Highest contract charge 0.60% Class A         $159.53           --                   --             --
             All contract charges                               --          108              $17,611           1.58%
2013         Lowest contract charge 0.00% Class A          $239.20           --                   --             --
             Highest contract charge 0.60% Class A         $172.91           --                   --             --
             All contract charges                               --          115              $20,425           1.14%
2012         Lowest contract charge 0.00% Class A          $200.47           --                   --             --
             Highest contract charge 0.60% Class A         $145.78           --                   --             --
             All contract charges                               --          118              $18,610           1.80%

                                             --------
                                              TOTAL
                                             RETURN**
                                             --------

Lowest contract charge 0.00% Class A           17.51%
Highest contract charge 0.60% Class A          16.80%
All contract charges                              --
Lowest contract charge 0.00% Class A           16.31%
Highest contract charge 0.60% Class A          15.61%
All contract charges                              --
Lowest contract charge 0.00% Class A          (16.72)%
Highest contract charge 0.60% Class A         (17.22)%
All contract charges                              --

Lowest contract charge 0.00% Class B           (4.34)%
Highest contract charge 0.90% Class B          (5.21)%
All contract charges                              --
Lowest contract charge 0.00% Class B           (6.24)%
Highest contract charge 0.90% Class B          (7.08)%
All contract charges                              --
Lowest contract charge 0.00% Class B           17.52%
Highest contract charge 0.90% Class B          16.46%
All contract charges                              --
Lowest contract charge 0.00% Class B           16.31%
Highest contract charge 0.90% Class B          15.27%
All contract charges                              --
Lowest contract charge 0.00% Class B          (16.93)%
Highest contract charge 0.90% Class B         (17.68)%
All contract charges                              --

Lowest contract charge 0.00% Class B           (2.40)%
Highest contract charge 0.90% Class B          (3.29)%
All contract charges                              --
Lowest contract charge 0.00% Class B           (6.44)%
Highest contract charge 0.90% Class B          (7.28)%
All contract charges                              --
Lowest contract charge 0.00% Class B           21.11%
Highest contract charge 0.90% Class B          20.01%
All contract charges                              --
Lowest contract charge 0.00% Class B           16.59%
Highest contract charge 0.90% Class B          15.55%
All contract charges                              --
Lowest contract charge 0.00% Class B          (16.05)%
Highest contract charge 0.90% Class B         (16.80)%
All contract charges                              --

Lowest contract charge 0.00% Class A           (3.16)%
Highest contract charge 0.60% Class A          (3.74)%
All contract charges                              --
Lowest contract charge 0.00% Class A           (7.18)%
Highest contract charge 0.60% Class A          (7.74)%
All contract charges                              --
Lowest contract charge 0.00% Class A           19.32%
Highest contract charge 0.60% Class A          18.61%
All contract charges                              --
Lowest contract charge 0.00% Class A           17.47%
Highest contract charge 0.60% Class A          16.76%
All contract charges                              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $170.66           --                   --             --       (15.92)%
      Highest contract charge 0.60% Class A   $124.85           --                   --             --       (16.43)%
      All contract charges                         --          116              $17,306           1.92%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $157.18           --                   --             --        (3.16)%
      Highest contract charge 0.90% Class B   $148.78           --                   --             --        (4.04)%
      All contract charges                         --          399              $62,376           0.10%          --
2014  Lowest contract charge 0.00% Class B    $162.31           --                   --             --        (7.18)%
      Highest contract charge 0.90% Class B   $155.04           --                   --             --        (8.01)%
      All contract charges                         --          428              $69,318           1.58%          --
2013  Lowest contract charge 0.00% Class B    $174.86           --                   --             --        19.33%
      Highest contract charge 0.90% Class B   $168.54           --                   --             --        18.26%
      All contract charges                         --          455              $79,896           1.14%          --
2012  Lowest contract charge 0.00% Class B    $146.54           --                   --             --        17.47%
      Highest contract charge 0.90% Class B   $142.52           --                   --             --        16.41%
      All contract charges                         --          488              $72,013           1.80%          --
2011  Lowest contract charge 0.00% Class B    $124.75           --                   --             --       (16.16)%
      Highest contract charge 0.90% Class B   $122.43           --                   --             --       (16.92)%
      All contract charges                         --          591              $74,631           1.92%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(F)
2015  Lowest contract charge 0.00% Class A    $265.83           --                   --             --         0.37%
      Highest contract charge 0.60% Class A   $186.41           --                   --             --        (0.23)%
      All contract charges                         --           19              $ 4,306           0.91%          --
2014  Lowest contract charge 0.00% Class A    $264.85           --                   --             --        11.62%
      Highest contract charge 0.60% Class A   $186.84           --                   --             --        10.95%
      All contract charges                         --           22              $ 5,334           1.12%          --
2013  Lowest contract charge 0.00% Class A    $237.27           --                   --             --        31.55%
      Highest contract charge 0.60% Class A   $168.40           --                   --             --        30.76%
      All contract charges                         --            6              $ 1,158           0.55%          --
2012  Lowest contract charge 0.00% Class A    $180.37           --                   --             --        14.99%
      Highest contract charge 0.60% Class A   $128.79           --                   --             --        14.30%
      All contract charges                         --            6              $   878           1.38%          --
2011  Lowest contract charge 0.00% Class A    $156.86           --                   --             --        (3.98)%
      Highest contract charge 0.60% Class A   $112.68           --                   --             --        (4.56)%
      All contract charges                         --            5              $   765           1.13%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(F)
2015  Lowest contract charge 0.00% Class B    $171.18           --                   --             --         0.38%
      Highest contract charge 0.90% Class B   $147.35           --                   --             --        (0.53)%
      All contract charges                         --          133              $21,865           0.91%          --
2014  Lowest contract charge 0.00% Class B    $170.54           --                   --             --        11.62%
      Highest contract charge 0.90% Class B   $148.14           --                   --             --        10.62%
      All contract charges                         --          143              $23,572           1.12%          --
2013  Lowest contract charge 0.00% Class B    $152.79           --                   --             --        31.56%
      Highest contract charge 0.90% Class B   $133.92           --                   --             --        30.37%
      All contract charges                         --          112              $16,518           0.55%          --
2012  Lowest contract charge 0.00% Class B    $116.14           --                   --             --        14.99%
      Highest contract charge 0.90% Class B   $102.72           --                   --             --        13.94%
      All contract charges                         --           93              $10,373           1.38%          --
2011  Lowest contract charge 0.00% Class B    $101.00           --                   --             --        (4.24)%
      Highest contract charge 0.90% Class B   $ 90.15           --                   --             --        (5.10)%
      All contract charges                         --           69              $ 6,588           1.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.00% Class A    $340.73            --                  --             --        4.04%
      Highest contract charge 0.60% Class A   $211.75            --                  --             --        3.41%
      All contract charges                         --           136            $ 41,909           0.28%         --
2014  Lowest contract charge 0.00% Class A    $327.51            --                  --             --       11.08%
      Highest contract charge 0.60% Class A   $204.77            --                  --             --       10.42%
      All contract charges                         --           149            $ 45,164           0.24%         --
2013  Lowest contract charge 0.00% Class A    $294.83            --                  --             --       35.39%
      Highest contract charge 0.60% Class A   $185.44            --                  --             --       34.57%
      All contract charges                         --            34            $  9,623           0.17%         --
2012  Lowest contract charge 0.00% Class A    $217.77            --                  --             --       13.74%
      Highest contract charge 0.60% Class A   $137.80            --                  --             --       13.06%
      All contract charges                         --            34            $  7,145           0.57%         --
2011  Lowest contract charge 0.00% Class A    $191.46            --                  --             --       (3.29)%
      Highest contract charge 0.60% Class A   $121.88            --                  --             --       (3.87)%
      All contract charges                         --            37            $  6,637           0.41%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.00% Class B    $325.20            --                  --             --        4.03%
      Highest contract charge 0.90% Class B   $274.69            --                  --             --        3.10%
      All contract charges                         --           695            $198,684           0.28%         --
2014  Lowest contract charge 0.00% Class B    $312.59            --                  --             --       11.09%
      Highest contract charge 0.90% Class B   $266.44            --                  --             --       10.09%
      All contract charges                         --           759            $209,579           0.24%         --
2013  Lowest contract charge 0.00% Class B    $281.39            --                  --             --       35.39%
      Highest contract charge 0.90% Class B   $242.03            --                  --             --       34.18%
      All contract charges                         --           547            $136,867           0.17%         --
2012  Lowest contract charge 0.00% Class B    $207.84            --                  --             --       13.74%
      Highest contract charge 0.90% Class B   $180.38            --                  --             --       12.71%
      All contract charges                         --           604            $112,012           0.57%         --
2011  Lowest contract charge 0.00% Class B    $182.73            --                  --             --       (3.66)%
      Highest contract charge 0.90% Class B   $160.04            --                  --             --       (4.52)%
      All contract charges                         --           668            $108,960           0.41%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(D)
2015  Lowest contract charge 0.00% Class A    $243.12            --                  --             --       (4.02)%
      Highest contract charge 0.90% Class A   $182.83            --                  --             --       (4.88)%
      All contract charges                         --         1,280            $254,701           1.58%         --
2014  Lowest contract charge 0.00% Class A    $253.29            --                  --             --       12.23%
      Highest contract charge 0.90% Class A   $192.21            --                  --             --       11.22%
      All contract charges                         --         1,383            $288,312           1.39%         --
2013  Lowest contract charge 0.00% Class A    $225.69            --                  --             --       32.47%
      Highest contract charge 0.90% Class A   $172.82            --                  --             --       31.28%
      All contract charges                         --         1,413            $262,719           1.05%         --
2012  Lowest contract charge 0.00% Class A    $170.37            --                  --             --       15.86%
      Highest contract charge 0.90% Class A   $131.64            --                  --             --       14.81%
      All contract charges                         --         1,574            $221,696           1.56%         --
2011  Lowest contract charge 0.00% Class A    $147.05            --                  --             --       (4.80)%
      Highest contract charge 0.90% Class A   $114.66            --                  --             --       (5.65)%
      All contract charges                         --         1,780            $217,111           1.24%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY (D)
2015  Lowest contract charge 0.00% Class B    $181.24            --                  --             --       (4.01)%
      Highest contract charge 0.90% Class B   $180.46            --                  --             --       (4.88)%
      All contract charges                         --           653            $123,278           1.58%         --
2014  Lowest contract charge 0.00% Class B    $188.82            --                  --             --       12.23%
      Highest contract charge 0.90% Class B   $189.72            --                  --             --       11.22%
      All contract charges                         --           695            $137,376           1.39%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(D) (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $168.25            --                  --             --       32.48%
      Highest contract charge 0.90% Class B   $170.58            --                  --             --       31.28%
      All contract charges                         --           671            $119,182           1.05%         --
2012  Lowest contract charge 0.00% Class B    $127.00            --                  --             --       15.85%
      Highest contract charge 0.90% Class B   $129.94            --                  --             --       14.82%
      All contract charges                         --           732            $ 98,736           1.56%         --
2011  Lowest contract charge 0.00% Class B    $109.62            --                  --             --       (5.07)%
      Highest contract charge 0.90% Class B   $113.17            --                  --             --       (5.93)%
      All contract charges                         --           808            $ 94,538           1.24%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class A    $326.71            --                  --             --       (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --                  --             --       (4.41)%
      All contract charges                         --           668            $183,118           0.75%         --
2014  Lowest contract charge 0.00% Class A    $338.70            --                  --             --       10.87%
      Highest contract charge 0.90% Class A   $268.73            --                  --             --        9.87%
      All contract charges                         --           728            $208,857           0.58%         --
2013  Lowest contract charge 0.00% Class A    $305.49            --                  --             --       33.07%
      Highest contract charge 0.90% Class A   $244.58            --                  --             --       31.88%
      All contract charges                         --           795            $207,034           0.51%         --
2012  Lowest contract charge 0.00% Class A    $229.56            --                  --             --       18.63%
      Highest contract charge 0.90% Class A   $185.46            --                  --             --       17.56%
      All contract charges                         --           880            $174,284           1.20%         --
2011  Lowest contract charge 0.00% Class A    $193.51            --                  --             --       (9.10)%
      Highest contract charge 0.90% Class A   $157.76            --                  --             --       (9.92)%
      All contract charges                         --           991            $166,808           1.03%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $302.82            --                  --             --       (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --                  --             --       (3.54)%
      All contract charges                         --            39            $ 11,903           0.75%         --
2014  Lowest contract charge 0.00% Class B    $313.94            --                  --             --       10.87%
      Highest contract charge 0.00% Class B   $313.94            --                  --             --       10.87%
      All contract charges                         --            41            $ 12,879           0.58%         --
2013  Lowest contract charge 0.00% Class B    $283.15            --                  --             --       33.07%
      Highest contract charge 0.00% Class B   $283.15            --                  --             --       33.07%
      All contract charges                         --            44            $ 12,435           0.51%         --
2012  Lowest contract charge 0.00% Class B    $212.78            --                  --             --       18.63%
      Highest contract charge 0.00% Class B   $212.78            --                  --             --       18.63%
      All contract charges                         --            44            $  9,428           1.20%         --
2011  Lowest contract charge 0.00% Class B    $179.36            --                  --             --       (9.43)%
      Highest contract charge 0.00% Class B   $179.36            --                  --             --       (9.43)%
      All contract charges                         --            44            $  7,937           1.03%         --
AXA MODERATE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $353.24            --                  --             --       (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --                  --             --       (1.78)%
      All contract charges                         --         1,412            $757,108           0.81%         --
2014  Lowest contract charge 0.00% Class A    $356.38            --                  --             --        3.03%
      Highest contract charge 0.90% Class A   $315.41            --                  --             --        2.10%
      All contract charges                         --         1,531            $839,961           1.07%         --
2013  Lowest contract charge 0.00% Class A    $345.90            --                  --             --       13.11%
      Highest contract charge 0.90% Class A   $308.91            --                  --             --       12.09%
      All contract charges                         --         1,601            $898,254           1.57%         --
2012  Lowest contract charge 0.00% Class A    $305.80            --                  --             --        8.80%
      Highest contract charge 0.90% Class A   $275.58            --                  --             --        7.82%
      All contract charges                         --         1,765            $876,394           0.76%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $281.06            --                  --             --       (2.15)%
      Highest contract charge 0.90% Class A   $255.59            --                  --             --       (3.03)%
      All contract charges                         --         1,904            $904,360           1.67%         --
AXA MODERATE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $173.92            --                  --             --       (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --                  --             --       (1.48)%
      All contract charges                         --           890            $149,774           0.81%         --
2014  Lowest contract charge 0.00% Class B    $175.47            --                  --             --        3.03%
      Highest contract charge 0.60% Class B   $163.12            --                  --             --        2.41%
      All contract charges                         --           929            $157,713           1.07%         --
2013  Lowest contract charge 0.00% Class B    $170.31            --                  --             --       13.12%
      Highest contract charge 0.60% Class B   $159.28            --                  --             --       12.44%
      All contract charges                         --           942            $155,415           1.57%         --
2012  Lowest contract charge 0.00% Class B    $150.56            --                  --             --        8.80%
      Highest contract charge 0.60% Class B   $141.66            --                  --             --        8.15%
      All contract charges                         --         1,012            $147,964           0.76%         --
2011  Lowest contract charge 0.00% Class B    $138.38            --                  --             --       (2.40)%
      Highest contract charge 0.60% Class B   $130.99            --                  --             --       (2.98)%
      All contract charges                         --         1,046            $140,565           1.67%         --
AXA MODERATE GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $146.26            --                  --             --       (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --                  --             --       (0.79)%
      All contract charges                         --           565            $ 82,588           1.12%         --
2014  Lowest contract charge 0.00% Class B    $147.42            --                  --             --        5.01%
      Highest contract charge 0.00% Class B   $147.42            --                  --             --        5.01%
      All contract charges                         --           492            $ 72,534           1.31%         --
2013  Lowest contract charge 0.00% Class B    $140.39            --                  --             --       16.88%
      Highest contract charge 0.00% Class B   $140.39            --                  --             --       16.88%
      All contract charges                         --           385            $ 54,106           2.52%         --
2012  Lowest contract charge 0.00% Class B    $120.11            --                  --             --        9.84%
      Highest contract charge 0.00% Class B   $120.11            --                  --             --        9.84%
      All contract charges                         --           283            $ 34,045           0.85%         --
2011  Lowest contract charge 0.00% Class B    $109.35            --                  --             --       (3.33)%
      Highest contract charge 0.00% Class B   $109.35            --                  --             --       (3.33)%
      All contract charges                         --           183            $ 19,984           1.43%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class A    $193.73            --                  --             --       (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --                  --             --       (2.18)%
      All contract charges                         --         1,171            $181,984           0.89%         --
2014  Lowest contract charge 0.00% Class A    $196.26            --                  --             --        3.77%
      Highest contract charge 0.90% Class A   $177.28            --                  --             --        2.84%
      All contract charges                         --         1,235            $203,339           1.31%         --
2013  Lowest contract charge 0.00% Class A    $189.13            --                  --             --       19.79%
      Highest contract charge 0.90% Class A   $172.39            --                  --             --       18.71%
      All contract charges                         --         1,261            $212,695           2.15%         --
2012  Lowest contract charge 0.00% Class A    $157.89            --                  --             --       11.53%
      Highest contract charge 0.90% Class A   $145.22            --                  --             --       10.52%
      All contract charges                         --         1,354            $192,933           0.79%         --
2011  Lowest contract charge 0.00% Class A    $141.57            --                  --             --       (4.72)%
      Highest contract charge 0.90% Class A   $131.40            --                  --             --       (5.58)%
      All contract charges                         --         1,493            $196,420           1.54%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class B    $ 189.77           --                  --             --       (1.30)%
      Highest contract charge 0.60% Class B   $ 176.29           --                  --             --       (1.88)%
      All contract charges                          --        1,228            $230,412           0.89%         --
2014  Lowest contract charge 0.00% Class B    $ 192.26           --                  --             --        3.77%
      Highest contract charge 0.60% Class B   $ 179.67           --                  --             --        3.15%
      All contract charges                          --        1,245            $236,907           1.31%         --
2013  Lowest contract charge 0.00% Class B    $ 185.27           --                  --             --       19.79%
      Highest contract charge 0.60% Class B   $ 174.19           --                  --             --       19.07%
      All contract charges                          --        1,251            $229,433           2.15%         --
2012  Lowest contract charge 0.00% Class B    $ 154.67           --                  --             --       11.53%
      Highest contract charge 0.60% Class B   $ 146.29           --                  --             --       10.85%
      All contract charges                          --        1,212            $185,279           0.79%         --
2011  Lowest contract charge 0.00% Class B    $ 138.68           --                  --             --       (4.96)%
      Highest contract charge 0.60% Class B   $ 131.97           --                  --             --       (5.53)%
      All contract charges                          --        1,246            $170,658           1.54%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $ 400.02           --                  --             --       (2.91)%
      Highest contract charge 0.90% Class A   $ 337.88           --                  --             --       (3.78)%
      All contract charges                          --          399            $126,365           0.05%         --
2014  Lowest contract charge 0.00% Class A    $ 412.00           --                  --             --        3.57%
      Highest contract charge 0.90% Class A   $ 351.16           --                  --             --        2.64%
      All contract charges                          --          422            $144,210           0.06%         --
2013  Lowest contract charge 0.00% Class A    $ 397.78           --                  --             --       38.17%
      Highest contract charge 0.90% Class A   $ 342.12           --                  --             --       36.92%
      All contract charges                          --          438            $148,878           0.05%         --
2012  Lowest contract charge 0.00% Class A    $ 287.89           --                  --             --       15.59%
      Highest contract charge 0.90% Class A   $ 249.86           --                  --             --       14.55%
      All contract charges                          --          481            $123,156           0.21%         --
2011  Lowest contract charge 0.00% Class A    $ 249.07           --                  --             --       (0.40)%
      Highest contract charge 0.90% Class A   $ 218.13           --                  --             --       (1.29)%
      All contract charges                          --          584            $134,094             --          --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $ 328.35           --                  --             --       (2.91)%
      Highest contract charge 0.60% Class B   $ 264.94           --                  --             --       (3.49)%
      All contract charges                          --          221            $ 60,376           0.05%         --
2014  Lowest contract charge 0.00% Class B    $ 338.19           --                  --             --        3.57%
      Highest contract charge 0.60% Class B   $ 274.53           --                  --             --        2.96%
      All contract charges                          --          236            $ 66,544           0.06%         --
2013  Lowest contract charge 0.00% Class B    $ 326.52           --                  --             --       38.17%
      Highest contract charge 0.60% Class B   $ 266.65           --                  --             --       37.35%
      All contract charges                          --          249            $ 67,968           0.05%         --
2012  Lowest contract charge 0.00% Class B    $ 236.31           --                  --             --       15.59%
      Highest contract charge 0.60% Class B   $ 194.14           --                  --             --       14.89%
      All contract charges                          --          270            $ 53,496           0.21%         --
2011  Lowest contract charge 0.00% Class B    $ 204.44           --                  --             --       (0.65)%
      Highest contract charge 0.60% Class B   $ 168.98           --                  --             --       (1.24)%
      All contract charges                          --          294            $ 50,570             --          --
AXA/LOOMIS SAYLES GROWTH
2015  Lowest contract charge 0.00% Class A    $ 197.33           --                  --             --       11.53%
      Highest contract charge 0.90% Class A   $ 182.41           --                  --             --       10.52%
      All contract charges                          --           56            $  9,495           0.12%         --
2014  Lowest contract charge 0.00% Class A    $ 176.93           --                  --             --        7.81%
      Highest contract charge 0.90% Class A   $ 165.04           --                  --             --        6.85%
      All contract charges                          --           56            $  8,450           0.11%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                          UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------------- ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Class A      $164.11           --                   --             --       27.25%
      Highest contract charge 0.90% Class A     $154.46           --                   --             --       26.10%
      All contract charges                           --           73              $ 9,595           0.72%         --
2012  Lowest contract charge 0.00% Class A      $128.97           --                   --             --       12.59%
      Highest contract charge 0.90% Class A     $122.49           --                   --             --       11.57%
      All contract charges                           --          125              $13,964           0.85%         --
2011  Lowest contract charge 0.00% Class A      $114.55           --                   --             --        3.13%
      Highest contract charge 0.90% Class A     $109.79           --                   --             --        2.21%
      All contract charges                           --          141              $14,577           0.64%         --
AXA/LOOMIS SAYLES GROWTH
2015  Lowest contract charge 0.00% Class B      $240.98           --                   --             --       11.52%
      Highest contract charge 0.60% Class B     $185.13           --                   --             --       10.86%
      All contract charges                           --           71              $15,923           0.12%         --
2014  Lowest contract charge 0.00% Class B      $216.08           --                   --             --        7.82%
      Highest contract charge 0.60% Class B     $167.00           --                   --             --        7.17%
      All contract charges                           --           76              $15,333           0.11%         --
2013  Lowest contract charge 0.00% Class B      $200.41           --                   --             --       27.27%
      Highest contract charge 0.60% Class B     $155.82           --                   --             --       26.51%
      All contract charges                           --           79              $14,763           0.72%         --
2012  Lowest contract charge 0.00% Class B      $157.47           --                   --             --       12.58%
      Highest contract charge 0.60% Class B     $123.17           --                   --             --       11.90%
      All contract charges                           --           78              $11,399           0.85%         --
2011  Lowest contract charge 0.00% Class B      $139.87           --                   --             --        2.88%
      Highest contract charge 0.60% Class B     $110.07           --                   --             --        2.26%
      All contract charges                           --           80              $10,390           0.64%         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2015  Lowest contract charge 0.00% Class III    $130.59           --                   --             --       (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --                   --             --       (1.00)%
      All contract charges                           --          203              $ 9,384           1.08%         --
2014  Lowest contract charge 0.00% Class III    $131.91           --                   --             --        1.93%
      Highest contract charge 0.00% Class III   $131.91           --                   --             --        1.93%
      All contract charges                           --          200              $ 9,833           2.50%         --
2013  Lowest contract charge 0.00% Class III    $129.41           --                   --             --       14.42%
      Highest contract charge 0.00% Class III   $129.41           --                   --             --       14.42%
      All contract charges                           --          149              $ 7,005           1.07%         --
2012  Lowest contract charge 0.00% Class III    $113.10           --                   --             --        9.97%
      Highest contract charge 0.00% Class III   $113.10           --                   --             --        9.97%
      All contract charges                           --           93              $ 6,025           1.27%         --
2011  Lowest contract charge 0.00% Class III    $102.85           --                   --             --       (3.64)%
      Highest contract charge 0.00% Class III   $102.85           --                   --             --       (3.64)%
      All contract charges                           --           94              $ 6,986           4.38%         --
CHARTER/SM/ MULTI-SECTOR BOND
2015  Lowest contract charge 0.00% Class A      $227.86           --                   --             --       (0.64)%
      Highest contract charge 0.90% Class A     $224.83           --                   --             --       (1.53)%
      All contract charges                           --          265              $70,209           1.52%         --
2014  Lowest contract charge 0.00% Class A      $229.33           --                   --             --        2.39%
      Highest contract charge 0.90% Class A     $228.33           --                   --             --        1.46%
      All contract charges                           --          286              $77,439           2.51%         --
2013  Lowest contract charge 0.00% Class A      $223.98           --                   --             --       (1.01)%
      Highest contract charge 0.90% Class A     $225.04           --                   --             --       (1.90)%
      All contract charges                           --          306              $82,633           3.46%         --
2012  Lowest contract charge 0.00% Class A      $226.26           --                   --             --        5.33%
      Highest contract charge 0.90% Class A     $229.40           --                   --             --        4.38%
      All contract charges                           --          317              $91,216           2.25%         --
2011  Lowest contract charge 0.00% Class A      $214.82           --                   --             --        5.33%
      Highest contract charge 0.90% Class A     $219.78           --                   --             --        4.39%
      All contract charges                           --          335              $94,119           2.13%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2015  Lowest contract charge 0.00% Class B    $ 137.83          --                   --             --        (0.64)%
      Highest contract charge 0.60% Class B   $ 107.68          --                   --             --        (1.24)%
      All contract charges                          --         136              $15,816           1.52%          --
2014  Lowest contract charge 0.00% Class B    $ 138.72          --                   --             --         2.38%
      Highest contract charge 0.60% Class B   $ 109.03          --                   --             --         1.77%
      All contract charges                          --         145              $16,903           2.51%          --
2013  Lowest contract charge 0.00% Class B    $ 135.49          --                   --             --        (0.87)%
      Highest contract charge 0.60% Class B   $ 107.13          --                   --             --        (1.46)%
      All contract charges                          --         149              $16,905           3.46%          --
2012  Lowest contract charge 0.00% Class B    $ 136.68          --                   --             --         5.32%
      Highest contract charge 0.60% Class B   $ 108.72          --                   --             --         4.69%
      All contract charges                          --         153              $17,509           2.25%          --
2011  Lowest contract charge 0.00% Class B    $ 129.77          --                   --             --         5.08%
      Highest contract charge 0.60% Class B   $ 103.85          --                   --             --         4.45%
      All contract charges                          --         160              $17,351           3.87%          --
CHARTER/SM/ SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $ 178.20          --                   --             --        (6.04)%
      Highest contract charge 0.90% Class B   $ 112.40          --                   --             --        (6.89)%
      All contract charges                          --          72              $11,024           0.27%          --
2014  Lowest contract charge 0.00% Class B    $ 189.66          --                   --             --        (2.61)%
      Highest contract charge 0.90% Class B   $ 120.72          --                   --             --        (3.49)%
      All contract charges                          --          73              $12,004           0.00%          --
2013  Lowest contract charge 0.00% Class B    $ 194.74          --                   --             --        47.78%
      Highest contract charge 0.90% Class B   $ 125.08          --                   --             --        46.45%
      All contract charges                          --          82              $13,549           0.00%          --
2012  Lowest contract charge 0.00% Class B    $ 131.78          --                   --             --        11.38%
      Highest contract charge 0.90% Class B   $  85.41          --                   --             --        10.38%
      All contract charges                          --          69              $ 7,825           0.00%          --
2011  Lowest contract charge 0.00% Class B    $ 118.32          --                   --             --       (15.68)%
      Highest contract charge 0.90% Class B   $  77.38          --                   --             --       (16.45)%
      All contract charges                          --          68              $ 7,065             --           --
CHARTER/SM/ SMALL CAP VALUE
2015  Lowest contract charge 0.00% Class A    $ 241.60          --                   --             --       (13.13)%
      Highest contract charge 0.60% Class A   $ 224.44          --                   --             --       (13.65)%
      All contract charges                          --          48              $11,523           0.52%          --
2014  Lowest contract charge 0.00% Class A    $ 278.12          --                   --             --        (5.12)%
      Highest contract charge 0.60% Class A   $ 259.93          --                   --             --        (5.69)%
      All contract charges                          --          51              $14,155           0.17%          --
2013  Lowest contract charge 0.00% Class A    $ 293.14          --                   --             --        42.77%
      Highest contract charge 0.60% Class A   $ 275.62          --                   --             --        41.91%
      All contract charges                          --          56              $16,244           0.55%          --
2012  Lowest contract charge 0.00% Class A    $ 205.33          --                   --             --        16.77%
      Highest contract charge 0.60% Class A   $ 194.22          --                   --             --        16.07%
      All contract charges                          --          61              $12,385           0.59%          --
2011  Lowest contract charge 0.00% Class A    $ 175.84          --                   --             --        (8.79)%
      Highest contract charge 0.60% Class A   $ 167.33          --                   --             --        (9.34)%
      All contract charges                          --          65              $11,397           0.16%          --
CHARTER/SM/ SMALL CAP VALUE
2015  Lowest contract charge 0.00% Class B    $ 253.43          --                   --             --       (13.13)%
      Highest contract charge 0.90% Class B   $ 218.07          --                   --             --       (13.92)%
      All contract charges                          --          61              $14,517           0.52%          --
2014  Lowest contract charge 0.00% Class B    $ 291.75          --                   --             --        (5.11)%
      Highest contract charge 0.90% Class B   $ 253.33          --                   --             --        (5.96)%
      All contract charges                          --          65              $17,745           0.17%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $307.45           --                   --             --       42.72%
      Highest contract charge 0.90% Class B   $269.39           --                   --             --       41.44%
      All contract charges                         --           69             $ 20,126           0.55%         --
2012  Lowest contract charge 0.00% Class B    $215.42           --                   --             --       16.77%
      Highest contract charge 0.90% Class B   $190.46           --                   --             --       15.72%
      All contract charges                         --           73             $ 14,727           0.59%         --
2011  Lowest contract charge 0.00% Class B    $184.48           --                   --             --       (9.02)%
      Highest contract charge 0.90% Class B   $164.59           --                   --             --       (9.83)%
      All contract charges                         --           80             $ 13,785           0.16%         --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.00% Class A    $307.19           --                   --             --       (6.15)%
      Highest contract charge 0.60% Class A   $285.38           --                   --             --       (6.71)%
      All contract charges                         --          242             $ 36,247           1.28%         --
2014  Lowest contract charge 0.00% Class A    $327.32           --                   --             --        9.71%
      Highest contract charge 0.60% Class A   $305.92           --                   --             --        9.05%
      All contract charges                         --          227             $ 40,401           1.07%         --
2013  Lowest contract charge 0.00% Class A    $298.36           --                   --             --       37.75%
      Highest contract charge 0.60% Class A   $280.54           --                   --             --       36.92%
      All contract charges                         --          210             $ 38,163           1.61%         --
2012  Lowest contract charge 0.00% Class A    $216.60           --                   --             --       13.64%
      Highest contract charge 0.60% Class A   $204.89           --                   --             --       12.95%
      All contract charges                         --          204             $ 29,351           1.45%         --
2011  Lowest contract charge 0.00% Class A    $190.61           --                   --             --       (2.86)%
      Highest contract charge 0.60% Class A   $181.40           --                   --             --       (3.44)%
      All contract charges                         --          203             $ 27,534           1.27%         --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.00% Class B    $404.30           --                   --             --       (6.15)%
      Highest contract charge 0.90% Class B   $341.52           --                   --             --       (6.99)%
      All contract charges                         --          436             $158,529           1.28%         --
2014  Lowest contract charge 0.00% Class B    $430.79           --                   --             --        9.70%
      Highest contract charge 0.90% Class B   $367.20           --                   --             --        8.72%
      All contract charges                         --          463             $179,873           1.07%         --
2013  Lowest contract charge 0.00% Class B    $392.69           --                   --             --       37.73%
      Highest contract charge 0.90% Class B   $337.76           --                   --             --       36.49%
      All contract charges                         --          485             $172,038           1.61%         --
2012  Lowest contract charge 0.00% Class B    $285.11           --                   --             --       13.63%
      Highest contract charge 0.90% Class B   $247.46           --                   --             --       12.61%
      All contract charges                         --          514             $132,813           1.45%         --
2011  Lowest contract charge 0.00% Class B    $250.90           --                   --             --       (3.10)%
      Highest contract charge 0.90% Class B   $219.75           --                   --             --       (3.98)%
      All contract charges                         --          604             $138,637           1.27%         --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.00% Class A    $143.34           --                   --             --       (1.70)%
      Highest contract charge 0.90% Class A   $132.50           --                   --             --       (2.59)%
      All contract charges                         --           33             $  4,517           1.55%         --
2014  Lowest contract charge 0.00% Class A    $145.82           --                   --             --        8.67%
      Highest contract charge 0.90% Class A   $136.02           --                   --             --        7.70%
      All contract charges                         --           37             $  5,222           1.56%         --
2013  Lowest contract charge 0.00% Class A    $134.19           --                   --             --       31.75%
      Highest contract charge 0.90% Class A   $126.30           --                   --             --       30.56%
      All contract charges                         --           45             $  5,916           1.94%         --
2012  Lowest contract charge 0.00% Class A    $101.85           --                   --             --       17.73%
      Highest contract charge 0.90% Class A   $ 96.74           --                   --             --       16.68%
      All contract charges                         --           56             $  5,501           2.23%         --
2011  Lowest contract charge 0.00% Class A    $ 86.51           --                   --             --       (0.15)%
      Highest contract charge 0.90% Class A   $ 82.91           --                   --             --       (1.05)%
      All contract charges                         --           50             $  4,192           2.15%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.00% Class B    $ 197.51         --                    --             --       (1.70)%
      Highest contract charge 0.60% Class B   $ 134.44         --                    --             --       (2.29)%
      All contract charges                          --         79               $14,262           1.55%         --
2014  Lowest contract charge 0.00% Class B    $ 200.93         --                    --             --        8.67%
      Highest contract charge 0.60% Class B   $ 137.59         --                    --             --        8.02%
      All contract charges                          --         82               $15,156           1.56%         --
2013  Lowest contract charge 0.00% Class B    $ 184.90         --                    --             --       31.75%
      Highest contract charge 0.60% Class B   $ 127.38         --                    --             --       30.97%
      All contract charges                          --         82               $13,916           1.94%         --
2012  Lowest contract charge 0.00% Class B    $ 140.34         --                    --             --       17.73%
      Highest contract charge 0.60% Class B   $  97.26         --                    --             --       17.03%
      All contract charges                          --         84               $11,002           2.23%         --
2011  Lowest contract charge 0.00% Class B    $ 119.20         --                    --             --       (0.39)%
      Highest contract charge 0.60% Class B   $  83.11         --                    --             --       (0.99)%
      All contract charges                          --         70               $ 7,794           2.15%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class A    $ 258.91         --                    --             --        0.47%
      Highest contract charge 0.00% Class A   $ 258.91         --                    --             --        0.47%
      All contract charges                          --          1               $   216           1.07%         --
2014  Lowest contract charge 0.00% Class A    $ 257.71         --                    --             --       13.61%
      Highest contract charge 0.00% Class A   $ 257.71         --                    --             --       13.61%
      All contract charges                          --          1               $   177           0.84%         --
2013  Lowest contract charge 0.00% Class A    $ 226.84         --                    --             --       34.33%
      Highest contract charge 0.00% Class A   $ 226.84         --                    --             --       34.33%
      All contract charges                          --          1               $   164           0.78%         --
2012  Lowest contract charge 0.00% Class A    $ 168.87         --                    --             --       16.74%
      Highest contract charge 0.00% Class A   $ 168.87         --                    --             --       16.74%
      All contract charges                          --          1               $   102           1.03%         --
2011  Lowest contract charge 0.00% Class A    $ 144.65         --                    --             --        0.52%
      Highest contract charge 0.00% Class A   $ 144.65         --                    --             --        0.52%
      All contract charges                          --         --               $    61           0.42%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B    $ 162.21         --                    --             --        0.48%
      Highest contract charge 0.90% Class B   $ 139.88         --                    --             --       (0.43)%
      All contract charges                          --         11               $ 1,624           1.07%         --
2014  Lowest contract charge 0.00% Class B    $ 161.44         --                    --             --       13.61%
      Highest contract charge 0.80% Class B   $ 142.67         --                    --             --       12.70%
      All contract charges                          --          9               $ 1,403           0.84%         --
2013  Lowest contract charge 0.00% Class B    $ 142.10         --                    --             --       34.33%
      Highest contract charge 0.80% Class B   $ 126.59         --                    --             --       33.25%
      All contract charges                          --          7               $ 1,016           0.78%         --
2012  Lowest contract charge 0.00% Class B    $ 105.78         --                    --             --       16.73%
      Highest contract charge 0.80% Class B   $  95.00         --                    --             --       15.81%
      All contract charges                          --          8               $   826           1.03%         --
2011  Lowest contract charge 0.00% Class B    $  90.62         --                    --             --        0.28%
      Highest contract charge 0.90% Class B   $  81.02         --                    --             --       (0.63)%
      All contract charges                          --          7               $   609           0.42%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.00% Class A    $ 326.03         --                    --             --        1.91%
      Highest contract charge 0.60% Class A   $ 206.84         --                    --             --        1.30%
      All contract charges                          --         62               $14,705           0.59%         --
2014  Lowest contract charge 0.00% Class A    $ 319.92         --                    --             --       10.51%
      Highest contract charge 0.60% Class A   $ 204.19         --                    --             --        9.85%
      All contract charges                          --         62               $15,531           0.70%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $289.49            --                   --            --       31.79%
      Highest contract charge 0.60% Class A   $185.88            --                   --            --       31.00%
      All contract charges                         --            68           $   15,218          1.47%         --
2012  Lowest contract charge 0.00% Class A    $219.66            --                   --            --       17.41%
      Highest contract charge 0.60% Class A   $141.89            --                   --            --       16.70%
      All contract charges                         --            66           $   11,802          0.90%         --
2011  Lowest contract charge 0.00% Class A    $187.09            --                   --            --        4.26%
      Highest contract charge 0.60% Class A   $121.59            --                   --            --        3.64%
      All contract charges                         --            65           $   10,218          0.74%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.00% Class B    $247.65            --                   --            --        1.91%
      Highest contract charge 0.90% Class B   $213.65            --                   --            --        1.00%
      All contract charges                         --           417           $   94,238          0.59%         --
2014  Lowest contract charge 0.00% Class B    $243.01            --                   --            --       10.51%
      Highest contract charge 0.90% Class B   $211.54            --                   --            --        9.52%
      All contract charges                         --           419           $   93,222          0.70%         --
2013  Lowest contract charge 0.00% Class B    $219.89            --                   --            --       31.77%
      Highest contract charge 0.90% Class B   $193.16            --                   --            --       30.58%
      All contract charges                         --           468           $   94,736          1.47%         --
2012  Lowest contract charge 0.00% Class B    $166.88            --                   --            --       17.41%
      Highest contract charge 0.90% Class B   $147.92            --                   --            --       16.34%
      All contract charges                         --           496           $   76,677          0.90%         --
2011  Lowest contract charge 0.00% Class B    $142.14            --                   --            --        4.00%
      Highest contract charge 0.90% Class B   $127.14            --                   --            --        3.07%
      All contract charges                         --           548           $   72,714          0.74%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.00% Class A    $534.69            --                   --            --       (0.05)%
      Highest contract charge 0.90% Class A   $554.08            --                   --            --       (0.95)%
      All contract charges                         --         1,448           $1,330,558          1.37%         --
2014  Lowest contract charge 0.00% Class A    $534.98            --                   --            --       12.05%
      Highest contract charge 0.90% Class A   $559.42            --                   --            --       11.05%
      All contract charges                         --         1,467           $1,441,799          1.24%         --
2013  Lowest contract charge 0.00% Class A    $477.43            --                   --            --       32.47%
      Highest contract charge 0.90% Class A   $503.77            --                   --            --       31.28%
      All contract charges                         --         1,573           $1,403,125          1.29%         --
2012  Lowest contract charge 0.00% Class A    $360.41            --                   --            --       15.60%
      Highest contract charge 0.90% Class A   $383.74            --                   --            --       14.55%
      All contract charges                         --         1,722           $1,173,665          1.55%         --
2011  Lowest contract charge 0.00% Class A    $311.78            --                   --            --        0.78%
      Highest contract charge 0.90% Class A   $334.99            --                   --            --       (0.13)%
      All contract charges                         --         1,883           $1,134,175          1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.00% Class B    $166.98            --                   --            --       (0.05)%
      Highest contract charge 0.60% Class B   $182.07            --                   --            --       (0.65)%
      All contract charges                         --         1,016           $  181,517          1.37%         --
2014  Lowest contract charge 0.00% Class B    $167.07            --                   --            --       12.05%
      Highest contract charge 0.60% Class B   $183.27            --                   --            --       11.38%
      All contract charges                         --         1,060           $  191,161          1.24%         --
2013  Lowest contract charge 0.00% Class B    $149.10            --                   --            --       32.47%
      Highest contract charge 0.60% Class B   $164.54            --                   --            --       31.67%
      All contract charges                         --         1,115           $  180,697          1.29%         --
2012  Lowest contract charge 0.00% Class B    $112.55            --                   --            --       15.59%
      Highest contract charge 0.60% Class B   $124.96            --                   --            --       14.90%
      All contract charges                         --         1,185           $  146,090          1.55%         --
2011  Lowest contract charge 0.00% Class B    $ 97.37            --                   --            --        0.54%
      Highest contract charge 0.60% Class B   $108.76            --                   --            --       (0.06)%
      All contract charges                         --         1,270           $  136,452          1.45%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.00% Class A    $ 133.51           --                  --             --        0.44%
      Highest contract charge 0.90% Class A   $ 122.87           --                  --             --       (0.47)%
      All contract charges                          --          207            $ 29,322           1.49%         --
2014  Lowest contract charge 0.00% Class A    $ 132.93           --                  --             --        2.41%
      Highest contract charge 0.90% Class A   $ 123.45           --                  --             --        1.50%
      All contract charges                          --          219            $ 30,635           1.31%         --
2013  Lowest contract charge 0.00% Class A    $ 129.80           --                  --             --       (1.58)%
      Highest contract charge 0.90% Class A   $ 121.63           --                  --             --       (2.48)%
      All contract charges                          --          231            $ 31,506           1.17%         --
2012  Lowest contract charge 0.00% Class A    $ 131.89           --                  --             --        3.16%
      Highest contract charge 0.90% Class A   $ 124.72           --                  --             --        2.23%
      All contract charges                          --          250            $ 34,953           1.45%         --
2011  Lowest contract charge 0.00% Class A    $ 127.85           --                  --             --        5.06%
      Highest contract charge 0.90% Class A   $ 122.00           --                  --             --        4.12%
      All contract charges                          --          260            $ 35,436           2.03%         --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.00% Class B    $ 138.72           --                  --             --        0.44%
      Highest contract charge 0.60% Class B   $ 156.34           --                  --             --       (0.17)%
      All contract charges                          --          157            $ 23,116           1.49%         --
2014  Lowest contract charge 0.00% Class B    $ 138.11           --                  --             --        2.41%
      Highest contract charge 0.60% Class B   $ 156.60           --                  --             --        1.80%
      All contract charges                          --          151            $ 22,367           1.31%         --
2013  Lowest contract charge 0.00% Class B    $ 134.86           --                  --             --       (1.59)%
      Highest contract charge 0.60% Class B   $ 153.83           --                  --             --       (2.18)%
      All contract charges                          --          150            $ 21,831           1.17%         --
2012  Lowest contract charge 0.00% Class B    $ 137.04           --                  --             --        3.16%
      Highest contract charge 0.60% Class B   $ 157.26           --                  --             --        2.54%
      All contract charges                          --          135            $ 20,043           1.45%         --
2011  Lowest contract charge 0.00% Class B    $ 132.84           --                  --             --        4.80%
      Highest contract charge 0.60% Class B   $ 153.36           --                  --             --        4.17%
      All contract charges                          --          129            $ 18,727           2.03%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.00% Class A    $ 607.76           --                  --             --        0.80%
      Highest contract charge 0.90% Class A   $ 504.12           --                  --             --       (0.11)%
      All contract charges                          --        1,399            $519,057           1.61%         --
2014  Lowest contract charge 0.00% Class A    $ 602.94           --                  --             --       12.98%
      Highest contract charge 0.90% Class A   $ 504.66           --                  --             --       11.96%
      All contract charges                          --        1,320            $556,228           1.39%         --
2013  Lowest contract charge 0.00% Class A    $ 533.69           --                  --             --       31.51%
      Highest contract charge 0.90% Class A   $ 450.76           --                  --             --       30.33%
      All contract charges                          --        1,173            $536,839           1.48%         --
2012  Lowest contract charge 0.00% Class A    $ 405.81           --                  --             --       15.23%
      Highest contract charge 0.90% Class A   $ 345.86           --                  --             --       14.19%
      All contract charges                          --        1,232            $439,198           1.70%         --
2011  Lowest contract charge 0.00% Class A    $ 352.17           --                  --             --        1.77%
      Highest contract charge 0.90% Class A   $ 302.87           --                  --             --        0.85%
      All contract charges                          --        1,247            $396,873           1.66%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.00% Class B    $ 183.95           --                  --             --        0.79%
      Highest contract charge 0.60% Class B   $ 171.99           --                  --             --        0.19%
      All contract charges                          --        1,073            $191,053           1.61%         --
2014  Lowest contract charge 0.00% Class B    $ 182.51           --                  --             --       12.97%
      Highest contract charge 0.60% Class B   $ 171.67           --                  --             --       12.30%
      All contract charges                          --        1,056            $186,511           1.39%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $161.55            --                  --             --       31.51%
      Highest contract charge 0.60% Class B   $152.87            --                  --             --       30.73%
      All contract charges                         --         1,016            $158,969           1.48%         --
2012  Lowest contract charge 0.00% Class B    $122.84            --                  --             --       15.23%
      Highest contract charge 0.60% Class B   $116.94            --                  --             --       14.53%
      All contract charges                         --           977            $116,149           1.70%         --
2011  Lowest contract charge 0.00% Class B    $106.60            --                  --             --        1.51%
      Highest contract charge 0.60% Class B   $102.10            --                  --             --        0.91%
      All contract charges                         --           977            $100,915           1.66%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.00% Class A    $130.42            --                  --             --        2.63%
      Highest contract charge 0.00% Class A   $130.42            --                  --             --        2.63%
      All contract charges                         --            21            $    699           0.00%         --
2014  Lowest contract charge 0.00% Class A    $127.08            --                  --             --        1.64%
      Highest contract charge 0.00% Class A   $127.08            --                  --             --        1.64%
      All contract charges                         --            17            $    633           0.00%         --
2013  Lowest contract charge 0.00% Class A    $125.03            --                  --             --       10.98%
      Highest contract charge 0.00% Class A   $125.03            --                  --             --       10.98%
      All contract charges                         --            16            $    849           0.42%         --
2012  Lowest contract charge 0.00% Class A    $112.66            --                  --             --        5.25%
      Highest contract charge 0.00% Class A   $112.66            --                  --             --        5.25%
      All contract charges                         --             9            $    561           0.00%         --
2011  Lowest contract charge 0.00% Class A    $107.04            --                  --             --        1.60%
      Highest contract charge 0.00% Class A   $107.04            --                  --             --        1.60%
      All contract charges                         --             9            $    922           0.22%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.00% Class B    $167.33            --                  --             --        2.62%
      Highest contract charge 0.90% Class B   $124.01            --                  --             --        1.70%
      All contract charges                         --            96            $ 13,717           0.00%         --
2014  Lowest contract charge 0.00% Class B    $163.06            --                  --             --        1.64%
      Highest contract charge 0.90% Class B   $121.94            --                  --             --        0.73%
      All contract charges                         --            96            $ 13,401           0.00%         --
2013  Lowest contract charge 0.00% Class B    $160.43            --                  --             --       10.98%
      Highest contract charge 0.90% Class B   $121.06            --                  --             --        9.99%
      All contract charges                         --            86            $ 11,645           0.42%         --
2012  Lowest contract charge 0.00% Class B    $144.55            --                  --             --        5.25%
      Highest contract charge 0.90% Class B   $110.07            --                  --             --        4.29%
      All contract charges                         --            96            $ 11,453           0.00%         --
2011  Lowest contract charge 0.00% Class B    $137.34            --                  --             --        1.35%
      Highest contract charge 0.90% Class B   $105.54            --                  --             --        0.44%
      All contract charges                         --           101            $ 11,469           0.22%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.00% Class A    $175.04            --                  --             --       (5.70)%
      Highest contract charge 0.00% Class A   $175.04            --                  --             --       (5.70)%
      All contract charges                         --           156            $  4,668           0.53%         --
2014  Lowest contract charge 0.00% Class A    $185.62            --                  --             --        3.07%
      Highest contract charge 0.00% Class A   $185.62            --                  --             --        3.07%
      All contract charges                         --           105            $  4,528           0.28%         --
2013  Lowest contract charge 0.00% Class A    $180.09            --                  --             --       39.12%
      Highest contract charge 0.00% Class A   $180.09            --                  --             --       39.12%
      All contract charges                         --            63            $  3,445           0.28%         --
2012  Lowest contract charge 0.00% Class A    $129.45            --                  --             --       17.84%
      Highest contract charge 0.00% Class A   $129.45            --                  --             --       17.84%
      All contract charges                         --            32            $  1,742           1.26%         --
2011  Lowest contract charge 0.00% Class A    $109.85            --                  --             --       (3.25)%
      Highest contract charge 0.00% Class A   $109.85            --                  --             --       (3.25)%
      All contract charges                         --            46            $  3,385           0.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.00% Class B    $307.85           --                   --             --       (5.70)%
      Highest contract charge 0.90% Class B   $185.87           --                   --             --       (6.55)%
      All contract charges                         --          566             $139,280           0.53%         --
2014  Lowest contract charge 0.00% Class B    $326.46           --                   --             --        3.07%
      Highest contract charge 0.90% Class B   $198.90           --                   --             --        2.14%
      All contract charges                         --          591             $151,989           0.28%         --
2013  Lowest contract charge 0.00% Class B    $316.74           --                   --             --       39.11%
      Highest contract charge 0.90% Class B   $194.73           --                   --             --       37.86%
      All contract charges                         --          613             $150,594           0.28%         --
2012  Lowest contract charge 0.00% Class B    $227.69           --                   --             --       17.85%
      Highest contract charge 0.90% Class B   $141.25           --                   --             --       16.78%
      All contract charges                         --          586             $103,111           1.26%         --
2011  Lowest contract charge 0.00% Class B    $193.20           --                   --             --       (3.49)%
      Highest contract charge 0.90% Class B   $120.95           --                   --             --       (4.36)%
      All contract charges                         --          589             $ 86,433           0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.00% Class A    $137.20           --                   --             --       (3.80)%
      Highest contract charge 0.90% Class A   $118.77           --                   --             --       (4.66)%
      All contract charges                         --           93             $  8,563           0.04%         --
2014  Lowest contract charge 0.00% Class A    $142.62           --                   --             --        0.88%
      Highest contract charge 0.90% Class A   $124.58           --                   --             --       (0.02)%
      All contract charges                         --          100             $ 11,375           0.67%         --
2013  Lowest contract charge 0.00% Class A    $141.37           --                   --             --       (2.56)%
      Highest contract charge 0.90% Class A   $124.61           --                   --             --       (3.44)%
      All contract charges                         --          103             $ 12,060           0.01%         --
2012  Lowest contract charge 0.00% Class A    $145.08           --                   --             --        3.76%
      Highest contract charge 0.90% Class A   $129.05           --                   --             --        2.83%
      All contract charges                         --          114             $ 14,379           1.45%         --
2011  Lowest contract charge 0.00% Class A    $139.82           --                   --             --        4.63%
      Highest contract charge 0.90% Class A   $125.50           --                   --             --        3.69%
      All contract charges                         --          117             $ 15,161           2.50%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.00% Class B    $130.75           --                   --             --       (3.80)%
      Highest contract charge 0.60% Class B   $120.50           --                   --             --       (4.38)%
      All contract charges                         --           66             $  8,457           0.04%         --
2014  Lowest contract charge 0.00% Class B    $135.92           --                   --             --        0.89%
      Highest contract charge 0.60% Class B   $126.02           --                   --             --        0.29%
      All contract charges                         --           67             $  8,941           0.67%         --
2013  Lowest contract charge 0.00% Class B    $134.72           --                   --             --       (2.51)%
      Highest contract charge 0.60% Class B   $125.66           --                   --             --       (3.10)%
      All contract charges                         --           68             $  8,897           0.01%         --
2012  Lowest contract charge 0.00% Class B    $138.19           --                   --             --        3.72%
      Highest contract charge 0.60% Class B   $129.68           --                   --             --        3.10%
      All contract charges                         --           65             $  8,798           1.45%         --
2011  Lowest contract charge 0.00% Class B    $133.23           --                   --             --        4.40%
      Highest contract charge 0.60% Class B   $125.78           --                   --             --        3.77%
      All contract charges                         --           65             $  8,465           2.50%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class A    $233.88           --                   --             --        0.43%
      Highest contract charge 0.90% Class A   $201.98           --                   --             --       (0.47)%
      All contract charges                         --          323             $ 65,486           0.60%         --
2014  Lowest contract charge 0.00% Class A    $232.88           --                   --             --        1.53%
      Highest contract charge 0.90% Class A   $202.94           --                   --             --        0.62%
      All contract charges                         --          318             $ 65,987           0.40%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $229.37            --                  --             --        (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --                  --             --        (2.53)%
      All contract charges                         --           320            $ 68,033           0.21%          --
2012  Lowest contract charge 0.00% Class A    $233.19            --                  --             --         0.97%
      Highest contract charge 0.90% Class A   $206.92            --                  --             --         0.06%
      All contract charges                         --           338            $ 72,995           0.24%          --
2011  Lowest contract charge 0.00% Class A    $230.94            --                  --             --         5.56%
      Highest contract charge 0.90% Class A   $206.79            --                  --             --         4.61%
      All contract charges                         --           338            $ 77,711           0.57%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B    $167.94            --                  --             --         0.42%
      Highest contract charge 0.60% Class B   $151.91            --                  --             --        (0.18)%
      All contract charges                         --           120            $ 18,638           0.60%          --
2014  Lowest contract charge 0.00% Class B    $167.23            --                  --             --         1.54%
      Highest contract charge 0.60% Class B   $152.18            --                  --             --         0.93%
      All contract charges                         --           125            $ 19,156           0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --                  --             --        (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --                  --             --        (2.24)%
      All contract charges                         --           136            $ 20,907           0.21%          --
2012  Lowest contract charge 0.00% Class B    $167.45            --                  --             --         0.98%
      Highest contract charge 0.60% Class B   $154.23            --                  --             --         0.37%
      All contract charges                         --           141            $ 21,902           0.24%          --
2011  Lowest contract charge 0.00% Class B    $165.83            --                  --             --         5.30%
      Highest contract charge 0.60% Class B   $153.66            --                  --             --         4.67%
      All contract charges                         --           147            $ 22,715           0.57%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.00% Class A    $186.71            --                  --             --        (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --                  --             --        (3.02)%
      All contract charges                         --         1,506            $232,186           2.32%          --
2014  Lowest contract charge 0.00% Class A    $190.79            --                  --             --        (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --                  --             --        (7.74)%
      All contract charges                         --         1,507            $254,494           2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --                  --             --        21.47%
      Highest contract charge 0.90% Class A   $172.97            --                  --             --        20.38%
      All contract charges                         --         1,613            $295,783           2.22%          --
2012  Lowest contract charge 0.00% Class A    $168.71            --                  --             --        16.27%
      Highest contract charge 0.90% Class A   $143.69            --                  --             --        15.22%
      All contract charges                         --         1,765            $269,148           2.95%          --
2011  Lowest contract charge 0.00% Class A    $145.10            --                  --             --       (11.98)%
      Highest contract charge 0.90% Class A   $124.71            --                  --             --       (12.77)%
      All contract charges                         --         2,078            $275,646           2.92%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.00% Class B    $127.47            --                  --             --        (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --                  --             --        (3.02)%
      All contract charges                         --           424            $ 52,585           2.32%          --
2014  Lowest contract charge 0.00% Class B    $130.25            --                  --             --        (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --                  --             --        (7.74)%
      All contract charges                         --           414            $ 52,708           2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --                  --             --        21.47%
      Highest contract charge 0.90% Class B   $127.34            --                  --             --        20.38%
      All contract charges                         --           414            $ 56,742           2.22%          --
2012  Lowest contract charge 0.00% Class B    $115.18            --                  --             --        16.27%
      Highest contract charge 0.90% Class B   $105.78            --                  --             --        15.22%
      All contract charges                         --           424            $ 47,958           2.95%          --
2011  Lowest contract charge 0.00% Class B    $ 99.06            --                  --             --       (12.20)%
      Highest contract charge 0.90% Class B   $ 91.81            --                  --             --       (12.98)%
      All contract charges                         --           446            $ 43,556           2.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/INVESCO COMSTOCK (E)
2015  Lowest contract charge 0.00% Class A    $139.54            --                  --             --       (6.19)%
      Highest contract charge 0.90% Class A   $128.99            --                  --             --       (7.03)%
      All contract charges                         --           100             $12,263           2.18%         --
2014  Lowest contract charge 0.00% Class A    $148.75            --                  --             --        8.92%
      Highest contract charge 0.90% Class A   $138.74            --                  --             --        7.94%
      All contract charges                         --           101             $13,086           1.88%         --
2013  Lowest contract charge 0.00% Class A    $136.57            --                  --             --       35.08%
      Highest contract charge 0.90% Class A   $128.54            --                  --             --       33.87%
      All contract charges                         --            37             $ 4,854           4.83%         --
2012  Lowest contract charge 0.00% Class A    $101.10            --                  --             --       18.43%
      Highest contract charge 0.90% Class A   $ 96.02            --                  --             --       17.36%
      All contract charges                         --            28             $ 2,765           1.26%         --
2011  Lowest contract charge 0.00% Class A    $ 85.37            --                  --             --       (1.74)%
      Highest contract charge 0.90% Class A   $ 81.82            --                  --             --       (2.62)%
      All contract charges                         --            30             $ 2,522           1.50%         --
EQ/INVESCO COMSTOCK(E)
2015  Lowest contract charge 0.00% Class B    $177.64            --                  --             --       (6.19)%
      Highest contract charge 0.60% Class B   $130.81            --                  --             --       (6.75)%
      All contract charges                         --            71             $11,678           2.18%         --
2014  Lowest contract charge 0.00% Class B    $189.36            --                  --             --        8.92%
      Highest contract charge 0.60% Class B   $140.28            --                  --             --        8.26%
      All contract charges                         --            69             $12,100           1.88%         --
2013  Lowest contract charge 0.00% Class B    $173.86            --                  --             --       35.04%
      Highest contract charge 0.60% Class B   $129.58            --                  --             --       34.22%
      All contract charges                         --            34             $ 5,480           4.83%         --
2012  Lowest contract charge 0.00% Class B    $128.75            --                  --             --       18.42%
      Highest contract charge 0.60% Class B   $ 96.54            --                  --             --       17.72%
      All contract charges                         --            26             $ 3,084           1.26%         --
2011  Lowest contract charge 0.00% Class B    $108.72            --                  --             --       (1.99)%
      Highest contract charge 0.60% Class B   $ 82.01            --                  --             --       (2.58)%
      All contract charges                         --            28             $ 2,896           1.50%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.00% Class A    $289.59            --                  --             --       (2.25)%
      Highest contract charge 0.00% Class A   $289.59            --                  --             --       (2.25)%
      All contract charges                         --            30             $ 2,225           0.70%         --
2014  Lowest contract charge 0.00% Class A    $296.27            --                  --             --       14.37%
      Highest contract charge 0.00% Class A   $296.27            --                  --             --       14.37%
      All contract charges                         --            21             $ 1,687           1.08%         --
2013  Lowest contract charge 0.00% Class A    $259.04            --                  --             --       35.80%
      Highest contract charge 0.00% Class A   $259.04            --                  --             --       35.80%
      All contract charges                         --        14$                  1,248           2.02%         --
2012  Lowest contract charge 0.00% Class A    $190.75            --                  --             --       16.06%
      Highest contract charge 0.00% Class A   $190.75            --                  --             --       16.06%
      All contract charges                         --            11             $ 1,238           0.94%         --
2011  Lowest contract charge 0.00% Class A    $164.36            --                  --             --       (4.99)%
      Highest contract charge 0.00% Class A   $164.36            --                  --             --       (4.99)%
      All contract charges                         --            11             $ 1,436           1.04%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.00% Class B    $270.42            --                  --             --       (2.28)%
      Highest contract charge 0.90% Class B   $228.43            --                  --             --       (3.16)%
      All contract charges                         --           121             $29,513           0.70%         --
2014  Lowest contract charge 0.00% Class B    $276.74            --                  --             --       14.38%
      Highest contract charge 0.90% Class B   $235.89            --                  --             --       13.35%
      All contract charges                         --           124             $30,663           1.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $241.95            --                  --             --       35.78%
      Highest contract charge 0.90% Class B   $208.11            --                  --             --       34.57%
      All contract charges                         --           127            $ 27,606           2.02%         --
2012  Lowest contract charge 0.00% Class B    $178.19            --                  --             --       16.05%
      Highest contract charge 0.90% Class B   $154.65            --                  --             --       15.00%
      All contract charges                         --           131            $ 21,061           0.94%         --
2011  Lowest contract charge 0.00% Class B    $153.55            --                  --             --       (5.23)%
      Highest contract charge 0.90% Class B   $134.48            --                  --             --       (6.08)%
      All contract charges                         --           150            $ 20,928           1.04%         --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.00% Class A    $329.10            --                  --             --        4.86%
      Highest contract charge 0.60% Class A   $220.46            --                  --             --        4.23%
      All contract charges                         --            77            $ 16,461           0.87%         --
2014  Lowest contract charge 0.00% Class A    $313.85            --                  --             --       12.24%
      Highest contract charge 0.60% Class A   $211.51            --                  --             --       11.57%
      All contract charges                         --            67            $ 15,886           0.91%         --
2013  Lowest contract charge 0.00% Class A    $279.62            --                  --             --       32.50%
      Highest contract charge 0.60% Class A   $189.58            --                  --             --       31.70%
      All contract charges                         --            66            $ 14,826           0.96%         --
2012  Lowest contract charge 0.00% Class A    $211.04            --                  --             --       14.73%
      Highest contract charge 0.60% Class A   $143.95            --                  --             --       14.04%
      All contract charges                         --            65            $ 11,617           1.19%         --
2011  Lowest contract charge 0.00% Class A    $183.95            --                  --             --        2.61%
      Highest contract charge 0.60% Class A   $126.23            --                  --             --        2.00%
      All contract charges                         --            60            $ 10,327           0.91%         --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.00% Class B    $163.77            --                  --             --        4.87%
      Highest contract charge 0.90% Class B   $140.97            --                  --             --        3.92%
      All contract charges                         --           764            $114,945           0.87%         --
2014  Lowest contract charge 0.00% Class B    $156.17            --                  --             --       12.24%
      Highest contract charge 0.90% Class B   $135.65            --                  --             --       11.22%
      All contract charges                         --           805            $115,779           0.91%         --
2013  Lowest contract charge 0.00% Class B    $139.14            --                  --             --       32.49%
      Highest contract charge 0.90% Class B   $121.96            --                  --             --       31.30%
      All contract charges                         --           883            $113,856           0.96%         --
2012  Lowest contract charge 0.00% Class B    $105.02            --                  --             --       14.73%
      Highest contract charge 0.90% Class B   $ 92.89            --                  --             --       13.70%
      All contract charges                         --           967            $ 94,644           1.19%         --
2011  Lowest contract charge 0.00% Class B    $ 91.54            --                  --             --        2.35%
      Highest contract charge 0.90% Class B   $ 81.70            --                  --             --        1.43%
      All contract charges                         --         1,040            $ 89,012           0.91%         --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.00% Class A    $ 90.64            --                  --             --       (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78            --                  --             --       (5.29)%
      All contract charges                         --           114            $ 10,014           1.96%         --
2014  Lowest contract charge 0.00% Class A    $ 94.84            --                  --             --       12.62%
      Highest contract charge 0.90% Class A   $ 88.46            --                  --             --       11.61%
      All contract charges                         --           112            $ 10,362           1.62%         --
2013  Lowest contract charge 0.00% Class A    $ 84.21            --                  --             --       31.60%
      Highest contract charge 0.90% Class A   $ 79.26            --                  --             --       30.40%
      All contract charges                         --           101            $  8,239           1.56%         --
2012  Lowest contract charge 0.00% Class A    $ 63.99            --                  --             --       16.60%
      Highest contract charge 0.90% Class A   $ 60.78            --                  --             --       15.55%
      All contract charges                         --           104            $  6,437           1.95%         --
2011  Lowest contract charge 0.00% Class A    $ 54.88            --                  --             --       (0.09)%
      Highest contract charge 0.90% Class A   $ 52.60            --                  --             --       (0.98)%
      All contract charges                         --           110            $  5,896           2.12%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.00% Class B    $104.41           --                   --             --        (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --                   --             --        (5.01)%
      All contract charges                         --           97              $ 9,549           1.96%          --
2014  Lowest contract charge 0.00% Class B    $109.25           --                   --             --        12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --                   --             --        11.96%
      All contract charges                         --           84              $ 8,774           1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --                   --             --        31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --                   --             --        30.79%
      All contract charges                         --           76              $ 6,961           1.56%          --
2012  Lowest contract charge 0.00% Class B    $ 73.72           --                   --             --        16.59%
      Highest contract charge 0.60% Class B   $ 61.12           --                   --             --        15.89%
      All contract charges                         --           67              $ 4,746           1.95%          --
2011  Lowest contract charge 0.00% Class B    $ 63.23           --                   --             --        (0.32)%
      Highest contract charge 0.60% Class B   $ 52.74           --                   --             --        (0.92)%
      All contract charges                         --           67              $ 3,980           2.12%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.00% Class B    $184.50           --                   --             --         0.20%
      Highest contract charge 0.90% Class B   $106.87           --                   --             --        (0.71)%
      All contract charges                         --          285              $37,624           0.60%          --
2014  Lowest contract charge 0.00% Class B    $184.13           --                   --             --        (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --                   --             --        (5.86)%
      All contract charges                         --          287              $37,394           0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84           --                   --             --        13.65%
      Highest contract charge 0.90% Class B   $114.33           --                   --             --        12.63%
      All contract charges                         --          291              $39,189           0.94%          --
2012  Lowest contract charge 0.00% Class B    $170.56           --                   --             --        19.70%
      Highest contract charge 0.90% Class B   $101.51           --                   --             --        18.61%
      All contract charges                         --          285              $33,109           1.00%          --
2011  Lowest contract charge 0.00% Class B    $142.49           --                   --             --       (10.71)%
      Highest contract charge 0.90% Class B   $ 85.58           --                   --             --       (11.52)%
      All contract charges                         --          278              $26,742           0.65%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.00% Class A    $330.36           --                   --             --        (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --                   --             --        (3.44)%
      All contract charges                         --          141              $28,395           0.86%          --
2014  Lowest contract charge 0.00% Class A    $340.09           --                   --             --         8.99%
      Highest contract charge 0.60% Class A   $236.02           --                   --             --         8.34%
      All contract charges                         --          129              $29,901           0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03           --                   --             --        32.58%
      Highest contract charge 0.60% Class A   $217.86           --                   --             --        31.79%
      All contract charges                         --          119              $28,884           0.77%          --
2012  Lowest contract charge 0.00% Class A    $235.35           --                   --             --        17.08%
      Highest contract charge 0.60% Class A   $165.31           --                   --             --        16.37%
      All contract charges                         --          115              $23,264           0.95%          --
2011  Lowest contract charge 0.00% Class A    $201.02           --                   --             --        (2.16)%
      Highest contract charge 0.60% Class A   $142.05           --                   --             --        (2.75)%
      All contract charges                         --          115              $21,196           0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.00% Class B    $211.01           --                   --             --        (2.86)%
      Highest contract charge 0.90% Class B   $183.70           --                   --             --        (3.73)%
      All contract charges                         --          419              $82,531           0.86%          --
2014  Lowest contract charge 0.00% Class B    $217.22           --                   --             --         8.99%
      Highest contract charge 0.90% Class B   $190.82           --                   --             --         8.01%
      All contract charges                         --          427              $86,668           0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/MID CAP INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $199.30            --                  --             --       32.58%
      Highest contract charge 0.90% Class B   $176.67            --                  --             --       31.38%
      All contract charges                         --           449            $ 83,977           0.77%         --
2012  Lowest contract charge 0.00% Class B    $150.33            --                  --             --       17.08%
      Highest contract charge 0.90% Class B   $134.47            --                  --             --       16.02%
      All contract charges                         --           453            $ 63,939           0.95%         --
2011  Lowest contract charge 0.00% Class B    $128.40            --                  --             --       (2.41)%
      Highest contract charge 0.90% Class B   $115.90            --                  --             --       (3.28)%
      All contract charges                         --           512            $ 62,176           0.66%         --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $150.92            --                  --             --       (0.90)%
      All contract charges                         --         1,459            $116,349           0.00%         --
2014  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $152.29            --                  --             --       (0.90)%
      All contract charges                         --         1,156            $125,159           0.00%         --
2013  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $153.67            --                  --             --       (0.90)%
      All contract charges                         --         1,206            $130,681           0.00%         --
2012  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $155.07            --                  --             --       (0.90)%
      All contract charges                         --           951            $146,065           0.00%         --
2011  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $156.48            --                  --             --       (0.90)%
      All contract charges                         --         1,251            $172,257           0.01%         --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B    $131.49            --                  --             --       (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --                  --             --       (0.60)%
      All contract charges                         --           343            $ 43,876           0.00%         --
2014  Lowest contract charge 0.00% Class B    $131.50            --                  --             --        0.01%
      Highest contract charge 0.60% Class B   $125.17            --                  --             --       (0.60)%
      All contract charges                         --           330            $ 42,162           0.00%         --
2013  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $125.93            --                  --             --       (0.60)%
      All contract charges                         --           407            $ 52,804           0.00%         --
2012  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $126.69            --                  --             --       (0.60)%
      All contract charges                         --           525            $ 67,686           0.00%         --
2011  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $127.45            --                  --             --       (0.60)%
      All contract charges                         --           493            $ 63,707           0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $164.82            --                  --             --       (5.49)%
      Highest contract charge 0.90% Class A   $152.35            --                  --             --       (6.34)%
      All contract charges                         --           129            $ 20,433           0.00%         --
2014  Lowest contract charge 0.00% Class A    $174.40            --                  --             --       (0.71)%
      Highest contract charge 0.90% Class A   $162.67            --                  --             --       (1.60)%
      All contract charges                         --           154            $ 25,987           0.00%         --
2013  Lowest contract charge 0.00% Class A    $175.64            --                  --             --       38.54%
      Highest contract charge 0.90% Class A   $165.32            --                  --             --       37.30%
      All contract charges                         --           185            $ 31,481           0.00%         --
2012  Lowest contract charge 0.00% Class A    $126.78            --                  --             --        8.76%
      Highest contract charge 0.90% Class A   $120.41            --                  --             --        7.78%
      All contract charges                         --           248            $ 30,567           0.43%         --
2011  Lowest contract charge 0.00% Class A    $116.57            --                  --             --       (7.47)%
      Highest contract charge 0.90% Class A   $111.72            --                  --             --       (8.31)%
      All contract charges                         --           303            $ 34,553           0.25%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $238.53           --                   --             --       (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --                   --             --       (6.06)%
      All contract charges                         --          105              $22,021           0.00%         --
2014  Lowest contract charge 0.00% Class B    $252.39           --                   --             --       (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --                   --             --       (1.31)%
      All contract charges                         --          109              $23,819           0.00%         --
2013  Lowest contract charge 0.00% Class B    $254.20           --                   --             --       38.54%
      Highest contract charge 0.60% Class B   $166.72           --                   --             --       37.72%
      All contract charges                         --          110              $24,000           0.00%         --
2012  Lowest contract charge 0.00% Class B    $183.48           --                   --             --        8.75%
      Highest contract charge 0.60% Class B   $121.06           --                   --             --        8.10%
      All contract charges                         --          115              $17,662           0.43%         --
2011  Lowest contract charge 0.00% Class B    $168.71           --                   --             --       (7.70)%
      Highest contract charge 0.60% Class B   $111.99           --                   --             --       (8.25)%
      All contract charges                         --          125              $16,818           0.25%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.00% Class A    $115.56           --                   --             --       (0.28)%
      Highest contract charge 0.90% Class A   $106.82           --                   --             --       (1.17)%
      All contract charges                         --          145              $16,282           0.47%         --
2014  Lowest contract charge 0.00% Class A    $115.88           --                   --             --       (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --                   --             --       (0.99)%
      All contract charges                         --          156              $17,494           0.38%         --
2013  Lowest contract charge 0.00% Class A    $115.98           --                   --             --        0.03%
      Highest contract charge 0.90% Class A   $109.17           --                   --             --       (0.87)%
      All contract charges                         --          183              $20,583           0.72%         --
2012  Lowest contract charge 0.00% Class A    $115.95           --                   --             --        1.50%
      Highest contract charge 0.90% Class A   $110.13           --                   --             --        0.58%
      All contract charges                         --          219              $24,634           0.59%         --
2011  Lowest contract charge 0.00% Class A    $114.24           --                   --             --        0.05%
      Highest contract charge 0.90% Class A   $109.49           --                   --             --       (0.84)%
      All contract charges                         --          233              $26,032           0.63%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.00% Class B    $118.43           --                   --             --       (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --                   --             --       (0.87)%
      All contract charges                         --          153              $17,504           0.47%         --
2014  Lowest contract charge 0.00% Class B    $118.75           --                   --             --       (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --                   --             --       (0.69)%
      All contract charges                         --          165              $19,037           0.38%         --
2013  Lowest contract charge 0.00% Class B    $118.86           --                   --             --        0.08%
      Highest contract charge 0.60% Class B   $110.80           --                   --             --       (0.52)%
      All contract charges                         --          158              $18,293           0.72%         --
2012  Lowest contract charge 0.00% Class B    $118.76           --                   --             --        1.50%
      Highest contract charge 0.60% Class B   $111.38           --                   --             --        0.89%
      All contract charges                         --          162              $18,696           0.59%         --
2011  Lowest contract charge 0.00% Class B    $117.01           --                   --             --       (0.20)%
      Highest contract charge 0.60% Class B   $110.40           --                   --             --       (0.79)%
      All contract charges                         --          157              $17,915           0.63%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.00% Class A    $250.53           --                   --             --        0.22%
      Highest contract charge 0.90% Class A   $193.27           --                   --             --       (0.68)%
      All contract charges                         --          208              $38,216           1.06%         --
2014  Lowest contract charge 0.00% Class A    $249.97           --                   --             --        2.90%
      Highest contract charge 0.90% Class A   $194.59           --                   --             --        1.98%
      All contract charges                         --          222              $41,887           0.99%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $ 242.92          --                   --             --       (2.28)%
      Highest contract charge 0.90% Class A   $ 190.82          --                   --             --       (3.16)%
      All contract charges                          --         241              $44,253           0.35%         --
2012  Lowest contract charge 0.00% Class A    $ 248.58          --                   --             --        2.66%
      Highest contract charge 0.90% Class A   $ 197.04          --                   --             --        1.73%
      All contract charges                          --         259              $50,564           0.61%         --
2011  Lowest contract charge 0.00% Class A    $ 242.15          --                   --             --        1.47%
      Highest contract charge 0.90% Class A   $ 193.69          --                   --             --        0.56%
      All contract charges                          --         270              $54,486           2.42%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.00% Class B    $ 169.05          --                   --             --        0.23%
      Highest contract charge 0.60% Class B   $ 152.67          --                   --             --       (0.38)%
      All contract charges                          --         132              $20,722           1.06%         --
2014  Lowest contract charge 0.00% Class B    $ 168.67          --                   --             --        2.90%
      Highest contract charge 0.60% Class B   $ 153.25          --                   --             --        2.29%
      All contract charges                          --         137              $21,519           0.99%         --
2013  Lowest contract charge 0.00% Class B    $ 163.91          --                   --             --       (2.28)%
      Highest contract charge 0.60% Class B   $ 149.82          --                   --             --       (2.87)%
      All contract charges                          --         146              $22,325           0.35%         --
2012  Lowest contract charge 0.00% Class B    $ 167.74          --                   --             --        2.66%
      Highest contract charge 0.60% Class B   $ 154.25          --                   --             --        2.04%
      All contract charges                          --         156              $24,295           0.61%         --
2011  Lowest contract charge 0.00% Class B    $ 163.40          --                   --             --        1.22%
      Highest contract charge 0.60% Class B   $ 151.17          --                   --             --        0.61%
      All contract charges                          --         165              $25,209           2.42%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.00% Class A    $ 375.73          --                   --             --       (4.57)%
      Highest contract charge 0.90% Class A   $ 294.64          --                   --             --       (5.43)%
      All contract charges                          --         175              $43,006           0.92%         --
2014  Lowest contract charge 0.00% Class A    $ 393.71          --                   --             --        4.85%
      Highest contract charge 0.90% Class A   $ 311.55          --                   --             --        3.91%
      All contract charges                          --         163              $45,618           0.80%         --
2013  Lowest contract charge 0.00% Class A    $ 375.50          --                   --             --       37.45%
      Highest contract charge 0.90% Class A   $ 299.84          --                   --             --       36.21%
      All contract charges                          --         170              $46,278           0.98%         --
2012  Lowest contract charge 0.00% Class A    $ 273.20          --                   --             --       15.54%
      Highest contract charge 0.90% Class A   $ 220.13          --                   --             --       14.50%
      All contract charges                          --         177              $37,153           1.50%         --
2011  Lowest contract charge 0.00% Class A    $ 236.45          --                   --             --       (3.76)%
      Highest contract charge 0.90% Class A   $ 192.25          --                   --             --       (4.62)%
      All contract charges                          --         210              $40,442           0.84%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.00% Class B    $ 272.79          --                   --             --       (4.57)%
      Highest contract charge 0.90% Class B   $ 257.52          --                   --             --       (5.43)%
      All contract charges                          --         104              $28,328           0.92%         --
2014  Lowest contract charge 0.00% Class B    $ 285.84          --                   --             --        4.85%
      Highest contract charge 0.90% Class B   $ 272.30          --                   --             --        3.90%
      All contract charges                          --          99              $28,159           0.80%         --
2013  Lowest contract charge 0.00% Class B    $ 272.63          --                   --             --       37.46%
      Highest contract charge 0.90% Class B   $ 262.07          --                   --             --       36.22%
      All contract charges                          --          93              $25,369           0.98%         --
2012  Lowest contract charge 0.00% Class B    $ 198.34          --                   --             --       15.54%
      Highest contract charge 0.90% Class B   $ 192.39          --                   --             --       14.50%
      All contract charges                          --          84              $16,707           1.50%         --
2011  Lowest contract charge 0.00% Class B    $ 171.66          --                   --             --       (4.00)%
      Highest contract charge 0.90% Class B   $ 168.03          --                   --             --       (4.86)%
      All contract charges                          --          76              $13,071           0.84%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.00% Class A    $188.38           --                   --             --       10.23%
      Highest contract charge 0.60% Class A   $178.59           --                   --             --        9.56%
      All contract charges                         --          125              $ 4,398           0.00%         --
2014  Lowest contract charge 0.00% Class A    $170.90           --                   --             --        8.64%
      Highest contract charge 0.60% Class A   $163.01           --                   --             --        7.99%
      All contract charges                         --           55              $ 2,411           0.00%         --
2013  Lowest contract charge 0.00% Class A    $157.31           --                   --             --       37.93%
      Highest contract charge 0.60% Class A   $150.95           --                   --             --       37.12%
      All contract charges                         --           31              $ 1,490           0.00%         --
2012  Lowest contract charge 0.00% Class A    $114.05           --                   --             --       18.95%
      Highest contract charge 0.60% Class A   $110.09           --                   --             --       18.22%
      All contract charges                         --           17              $   904           0.00%         --
2011  Lowest contract charge 0.00% Class A    $ 95.88           --                   --             --       (1.71)%
      Highest contract charge 0.60% Class A   $ 93.12           --                   --             --       (2.30)%
      All contract charges                         --           12              $   676             --          --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.00% Class B    $220.65           --                   --             --       10.23%
      Highest contract charge 0.90% Class B   $171.87           --                   --             --        9.23%
      All contract charges                         --          416              $79,230           0.00%         --
2014  Lowest contract charge 0.00% Class B    $200.18           --                   --             --        8.64%
      Highest contract charge 0.90% Class B   $157.34           --                   --             --        7.66%
      All contract charges                         --          360              $62,179           0.00%         --
2013  Lowest contract charge 0.00% Class B    $184.26           --                   --             --       37.92%
      Highest contract charge 0.90% Class B   $146.15           --                   --             --       36.69%
      All contract charges                         --          345              $54,397           0.00%         --
2012  Lowest contract charge 0.00% Class B    $133.60           --                   --             --       18.94%
      Highest contract charge 0.90% Class B   $106.92           --                   --             --       17.86%
      All contract charges                         --          371              $42,246           0.00%         --
2011  Lowest contract charge 0.00% Class B    $112.33           --                   --             --       (1.95)%
      Highest contract charge 0.90% Class B   $ 90.72           --                   --             --       (2.83)%
      All contract charges                         --          343              $32,871             --          --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.00% Class B    $207.72           --                   --             --       (1.42)%
      Highest contract charge 0.90% Class B   $133.57           --                   --             --       (2.31)%
      All contract charges                         --           75              $12,167           0.58%         --
2014  Lowest contract charge 0.00% Class B    $210.72           --                   --             --       14.44%
      Highest contract charge 0.90% Class B   $136.73           --                   --             --       13.41%
      All contract charges                         --           67              $11,001           0.65%         --
2013  Lowest contract charge 0.00% Class B    $184.13           --                   --             --       35.54%
      Highest contract charge 0.90% Class B   $120.56           --                   --             --       34.31%
      All contract charges                         --           63              $ 8,990           1.10%         --
2012  Lowest contract charge 0.00% Class B    $135.85           --                   --             --       12.87%
      Highest contract charge 0.90% Class B   $ 89.76           --                   --             --       11.85%
      All contract charges                         --           53              $ 5,682           0.87%         --
2011  Lowest contract charge 0.00% Class B    $120.36           --                   --             --       (2.82)%
      Highest contract charge 0.90% Class B   $ 80.25           --                   --             --       (3.68)%
      All contract charges                         --           51              $ 4,901           0.76%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.00% Class A    $372.96           --                   --             --        1.27%
      Highest contract charge 0.00% Class A   $372.96           --                   --             --        1.27%
      All contract charges                         --          124              $11,612           0.00%         --
2014  Lowest contract charge 0.00% Class A    $368.28           --                   --             --        3.80%
      Highest contract charge 0.00% Class A   $368.28           --                   --             --        3.80%
      All contract charges                         --          121              $12,253           0.00%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Class A            $354.81           --                   --             --       39.08%
      Highest contract charge 0.00% Class A           $354.81           --                   --             --       39.08%
      All contract charges                                 --           82              $11,782           0.00%         --
2012  Lowest contract charge 0.00% Class A            $255.11           --                   --             --       20.44%
      Highest contract charge 0.00% Class A           $255.11           --                   --             --       20.44%
      All contract charges                                 --           63              $ 7,888           0.01%         --
2011  Lowest contract charge 0.00% Class A            $211.82           --                   --             --       (5.64)%
      Highest contract charge 0.00% Class A           $211.82           --                   --             --       (5.64)%
      All contract charges                                 --           52              $ 6,794             --          --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.00% Class B            $213.39           --                   --             --        1.27%
      Highest contract charge 0.90% Class B           $184.08           --                   --             --        0.35%
      All contract charges                                 --          364              $72,486           0.00%         --
2014  Lowest contract charge 0.00% Class B            $210.71           --                   --             --        3.80%
      Highest contract charge 0.90% Class B           $183.43           --                   --             --        2.87%
      All contract charges                                 --          419              $82,054           0.00%         --
2013  Lowest contract charge 0.00% Class B            $203.00           --                   --             --       39.08%
      Highest contract charge 0.90% Class B           $178.32           --                   --             --       37.83%
      All contract charges                                 --          449              $84,688           0.00%         --
2012  Lowest contract charge 0.00% Class B            $145.96           --                   --             --       20.43%
      Highest contract charge 0.90% Class B           $129.38           --                   --             --       19.34%
      All contract charges                                 --          408              $55,611           0.01%         --
2011  Lowest contract charge 0.00% Class B            $121.20           --                   --             --       (5.87)%
      Highest contract charge 0.90% Class B           $108.41           --                   --             --       (6.72)%
      All contract charges                                 --          497              $56,870             --          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --                   --             --       (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --                   --             --       (0.19)%
      All contract charges                                 --           15              $ 1,264           0.98%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --                   --             --        5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --                   --             --        5.55%
      All contract charges                                 --           17              $ 1,482           0.81%         --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --                   --             --       22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --                   --             --       22.09%
      All contract charges                                 --           13              $ 1,320           0.68%         --
2012  Lowest contract charge 0.00% Service Class 2    $174.50           --                   --             --       15.11%
      Highest contract charge 0.00% Service Class 2   $174.50           --                   --             --       15.11%
      All contract charges                                 --           14              $ 1,460           1.10%         --
2011  Lowest contract charge 0.00% Service Class 2    $151.59           --                   --             --       (6.46)%
      Highest contract charge 0.00% Service Class 2   $151.59           --                   --             --       (6.46)%
      All contract charges                                 --           12              $ 1,265           1.43%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --                   --             --        0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --                   --             --       (0.49)%
      All contract charges                                 --          570              $86,521           0.81%         --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --                   --             --       11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --                   --             --       10.65%
      All contract charges                                 --          569              $87,938           0.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --                   --             --       30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --                   --             --       29.78%
      All contract charges                                 --          497              $70,922           1.23%         --
2012  Lowest contract charge 0.00% Service Class 2    $228.62           --                   --             --       16.14%
      Highest contract charge 0.90% Service Class 2   $117.64           --                   --             --       15.09%
      All contract charges                                 --          303              $35,455           1.15%         --
2011  Lowest contract charge 0.00% Service Class 2    $196.85           --                   --             --       (2.78)%
      Highest contract charge 0.90% Service Class 2   $102.22           --                   --             --       (3.66)%
      All contract charges                                 --          249              $30,837           0.84%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --                  --              --       (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --                  --              --       (4.24)%
      All contract charges                                 --           30              $1,051            3.14%         --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --                  --              --        8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --                  --              --        8.48%
      All contract charges                                 --           25              $1,007            2.47%         --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --                  --              --       27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --                  --              --       27.82%
      All contract charges                                 --           28              $1,373            2.28%         --
2012  Lowest contract charge 0.00% Service Class 2    $186.49           --                  --              --       17.05%
      Highest contract charge 0.00% Service Class 2   $186.49           --                  --              --       17.05%
      All contract charges                                 --           23              $  981            2.73%         --
2011  Lowest contract charge 0.00% Service Class 2    $159.32           --                  --              --        0.66%
      Highest contract charge 0.00% Service Class 2   $159.32           --                  --              --        0.66%
      All contract charges                                 --           19              $  915            2.03%         --
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --                  --              --        0.01%
      All contract charges                                 --           67              $  997            0.01%         --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --                  --              --        0.01%
      All contract charges                                 --           73              $  999            0.01%         --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --                  --              --        0.01%
      All contract charges                                 --           69              $1,329            0.01%         --
2012  Lowest contract charge 0.00% Service Class 2    $100.27           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.27           --                  --              --        0.01%
      All contract charges                                 --          110              $1,969            0.01%         --
2011  Lowest contract charge 0.00% Service Class 2    $100.26           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.26           --                  --              --        0.01%
      All contract charges                                 --           28              $  756            0.01%         --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --                  --              --       (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --                  --              --       (3.42)%
      All contract charges                                 --           75              $7,288            1.89%         --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --                  --              --       10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --                  --              --        9.23%
      All contract charges                                 --           68              $7,537            1.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --                  --              --       33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --                  --              --       32.05%
      All contract charges                                 --           53              $5,885            1.91%         --
2012  Lowest contract charge 0.00% Service Class 2    $170.33           --                  --              --       18.25%
      Highest contract charge 0.90% Service Class 2   $122.36           --                  --              --       17.18%
      All contract charges                                 --           34              $3,223            2.46%         --
2011  Lowest contract charge 0.00% Service Class 2    $144.04           --                  --              --        1.36%
      Highest contract charge 0.60% Service Class 2   $104.95           --                  --              --        0.75%
      All contract charges                                 --           19              $1,563            1.76%         --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --                  --              --       (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --                  --              --       (3.86)%
      All contract charges                                 --           70              $3,378            5.88%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --                  --              --        0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --                  --              --        0.90%
      All contract charges                                 --           72              $5,043            5.13%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --                   --             --         5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --                   --             --         5.70%
      All contract charges                                 --           81              $10,831           5.40%          --
2012  Lowest contract charge 0.00% Service Class 2    $210.16           --                   --             --        13.97%
      Highest contract charge 0.00% Service Class 2   $210.16           --                   --             --        13.97%
      All contract charges                                 --           90              $13,379           6.82%          --
2011  Lowest contract charge 0.00% Service Class 2    $184.40           --                   --             --         3.72%
      Highest contract charge 0.00% Service Class 2   $184.40           --                   --             --         3.72%
      All contract charges                                 --           63              $ 9,679           3.49%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --                   --             --        (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --                   --             --        (0.85)%
      All contract charges                                 --          385              $ 7,133           2.64%          --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --                   --             --         5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --                   --             --         5.62%
      All contract charges                                 --          262              $ 8,319           2.10%          --
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --                   --             --        (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --                   --             --        (2.07)%
      All contract charges                                 --          222              $14,747           1.88%          --
2012  Lowest contract charge 0.00% Service Class 2    $159.72           --                   --             --         5.61%
      Highest contract charge 0.00% Service Class 2   $159.72           --                   --             --         5.61%
      All contract charges                                 --          251              $22,605           3.47%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.24           --                   --             --         7.03%
      Highest contract charge 0.00% Service Class 2   $151.24           --                   --             --         7.03%
      All contract charges                                 --          105              $12,644           2.54%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --                   --             --        (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --                   --             --        (2.52)%
      All contract charges                                 --          171              $20,947           0.18%          --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --                   --             --         6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --                   --             --         5.08%
      All contract charges                                 --          160              $32,742           0.02%          --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --                   --             --        35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --                   --             --        34.65%
      All contract charges                                 --          152              $30,675           0.30%          --
2012  Lowest contract charge 0.00% Service Class 2    $304.30           --                   --             --        14.56%
      Highest contract charge 0.90% Service Class 2   $112.97           --                   --             --        13.53%
      All contract charges                                 --          132              $22,666           0.42%          --
2011  Lowest contract charge 0.00% Service Class 2    $265.62           --                   --             --       (10.85)%
      Highest contract charge 0.90% Service Class 2   $ 99.51           --                   --             --       (11.65)%
      All contract charges                                 --          149              $27,701           0.02%          --
FIDELITY(R) VIP VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --                   --             --        (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --                   --             --        (0.97)%
      All contract charges                                 --           12              $ 1,247           1.12%          --
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --                   --             --        11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --                   --             --        11.11%
      All contract charges                                 --            9              $ 1,519           1.19%          --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --                   --             --        32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --                   --             --        32.18%
      All contract charges                                 --            8              $ 1,244           0.93%          --
2012  Lowest contract charge 0.00% Service Class 2    $183.08           --                   --             --        20.55%
      Highest contract charge 0.00% Service Class 2   $183.08           --                   --             --        20.55%
      All contract charges                                 --            5              $   780           1.75%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.87           --                   --             --        (2.68)%
      Highest contract charge 0.00% Service Class 2   $151.87           --                   --             --        (2.68)%
      All contract charges                                 --            5              $   551           0.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --                   --             --       (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --                   --             --       (3.19)%
      All contract charges                                 --            4              $   333           0.90%         --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --                   --             --        6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --                   --             --        6.51%
      All contract charges                                 --            3              $   323           0.74%         --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --                   --             --       30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --                   --             --       30.18%
      All contract charges                                 --            3              $   533           0.60%         --
2012  Lowest contract charge 0.00% Service Class 2    $245.95           --                   --             --       27.06%
      Highest contract charge 0.00% Service Class 2   $245.95           --                   --             --       27.06%
      All contract charges                                 --            3              $   426           0.43%         --
2011  Lowest contract charge 0.00% Service Class 2    $193.57           --                   --             --       (9.04)%
      Highest contract charge 0.00% Service Class 2   $193.57           --                   --             --       (9.04)%
      All contract charges                                 --            2              $   314           0.63%         --
FRANKLIN MUTUAL SHARES VIP FUND
2015  Lowest contract charge 0.00% Class 2            $152.09           --                   --             --       (4.94)%
      Highest contract charge 0.90% Class 2           $144.46           --                   --             --       (5.79)%
      All contract charges                                 --          102              $10,352           3.16%         --
2014  Lowest contract charge 0.00% Class 2            $159.99           --                   --             --        7.12%
      Highest contract charge 0.90% Class 2           $153.34           --                   --             --        6.15%
      All contract charges                                 --           99              $11,542           2.06%         --
2013  Lowest contract charge 0.00% Class 2            $149.35           --                   --             --       28.26%
      Highest contract charge 0.90% Class 2           $144.45           --                   --             --       27.11%
      All contract charges                                 --          107              $12,070           2.07%         --
2012  Lowest contract charge 0.00% Class 2            $116.44           --                   --             --       14.24%
      Highest contract charge 0.90% Class 2           $113.64           --                   --             --       13.21%
      All contract charges                                 --           91              $ 8,442           2.20%         --
2011  Lowest contract charge 0.00% Class 2            $101.93           --                   --             --       (1.04)%
      Highest contract charge 0.90% Class 2           $100.38           --                   --             --       (1.93)%
      All contract charges                                 --           83              $ 8,046           2.49%         --
FRANKLIN RISING DIVIDENDS VIP FUND
2015  Lowest contract charge 0.00% Class 2            $174.89           --                   --             --       (3.65)%
      Highest contract charge 0.90% Class 2           $166.12           --                   --             --       (4.51)%
      All contract charges                                 --          288              $49,522           1.42%         --
2014  Lowest contract charge 0.00% Class 2            $181.51           --                   --             --        8.72%
      Highest contract charge 0.90% Class 2           $173.97           --                   --             --        7.74%
      All contract charges                                 --          299              $53,364           1.31%         --
2013  Lowest contract charge 0.00% Class 2            $166.95           --                   --             --       29.69%
      Highest contract charge 0.90% Class 2           $161.47           --                   --             --       28.53%
      All contract charges                                 --          293              $48,326           1.58%         --
2012  Lowest contract charge 0.00% Class 2            $128.73           --                   --             --       11.96%
      Highest contract charge 0.90% Class 2           $125.63           --                   --             --       10.95%
      All contract charges                                 --          254              $32,372           1.61%         --
2011  Lowest contract charge 0.00% Class 2            $114.98           --                   --             --        6.00%
      Highest contract charge 0.90% Class 2           $113.23           --                   --             --        5.05%
      All contract charges                                 --          171              $19,522           1.42%         --
FRANKLIN SMALL CAP VALUE VIP FUND
2015  Lowest contract charge 0.00% Class 2            $154.43           --                   --             --       (7.38)%
      Highest contract charge 0.90% Class 2           $146.68           --                   --             --       (8.22)%
      All contract charges                                 --          118              $ 5,236           0.63%         --
2014  Lowest contract charge 0.00% Class 2            $166.74           --                   --             --        0.57%
      Highest contract charge 0.90% Class 2           $159.81           --                   --             --       (0.34)%
      All contract charges                                 --           99              $ 5,650           0.61%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
FRANKLIN SMALL CAP VALUE VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2           $165.79           --                   --             --        36.24%
      Highest contract charge 0.90% Class 2          $160.35           --                   --             --        35.01%
      All contract charges                                --           83              $ 6,511           1.36%          --
2012  Lowest contract charge 0.00% Class 2           $121.69           --                   --             --        18.39%
      Highest contract charge 0.90% Class 2          $118.77           --                   --             --        17.33%
      All contract charges                                --           52              $ 2,522           0.80%          --
2011  Lowest contract charge 0.00% Class 2           $102.79           --                   --             --        (3.76)%
      Highest contract charge 0.90% Class 2          $101.23           --                   --             --        (4.63)%
      All contract charges                                --           22              $ 1,980           0.74%          --
FRANKLIN STRATEGIC INCOME VIP FUND
2015  Lowest contract charge 0.00% Class 2           $123.13           --                   --             --        (3.87)%
      Highest contract charge 0.90% Class 2          $116.96           --                   --             --        (4.73)%
      All contract charges                                --          240              $29,159           6.36%          --
2014  Lowest contract charge 0.00% Class 2           $128.09           --                   --             --         1.86%
      Highest contract charge 0.90% Class 2          $122.77           --                   --             --         0.95%
      All contract charges                                --          226              $28,646           5.79%          --
2013  Lowest contract charge 0.00% Class 2           $125.75           --                   --             --         3.32%
      Highest contract charge 0.90% Class 2          $121.62           --                   --             --         2.38%
      All contract charges                                --          200              $24,932           6.01%          --
2012  Lowest contract charge 0.00% Class 2           $121.71           --                   --             --        12.75%
      Highest contract charge 0.90% Class 2          $118.79           --                   --             --        11.74%
      All contract charges                                --          160              $19,404           6.83%          --
2011  Lowest contract charge 0.00% Class 2           $107.95           --                   --             --         2.58%
      Highest contract charge 0.90% Class 2          $106.31           --                   --             --         1.65%
      All contract charges                                --          103              $11,041           9.09%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.00% Service Shares    $162.70           --                   --             --        (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --                   --             --       (10.34)%
      All contract charges                                --           63              $10,210           0.11%          --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --                   --             --        13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --                   --             --        12.27%
      All contract charges                                --           59              $10,520           0.90%          --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --                   --             --        32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --                   --             --        31.36%
      All contract charges                                --           55              $ 8,694           0.50%          --
2012  Lowest contract charge 0.00% Service Shares    $119.75           --                   --             --        18.19%
      Highest contract charge 0.90% Service Shares   $116.87           --                   --             --        17.13%
      All contract charges                                --           64              $ 7,466           1.17%          --
2011  Lowest contract charge 0.00% Service Shares    $101.32           --                   --             --        (6.59)%
      Highest contract charge 0.90% Service Shares   $ 99.78           --                   --             --        (7.44)%
      All contract charges                                --           49              $ 4,946           0.60%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II         $163.68           --                   --             --         1.82%
      Highest contract charge 0.00% Series II        $163.68           --                   --             --         1.82%
      All contract charges                                --          136              $ 3,477           1.62%          --
2014  Lowest contract charge 0.00% Series II         $160.76           --                   --             --        12.54%
      Highest contract charge 0.00% Series II        $160.76           --                   --             --        12.54%
      All contract charges                                --           49              $ 2,094           1.14%          --
2013  Lowest contract charge 0.00% Series II         $142.85           --                   --             --        30.77%
      Highest contract charge 0.00% Series II        $142.85           --                   --             --        30.77%
      All contract charges                                --           22              $ 1,324           2.15%          --
2012  Lowest contract charge 0.00% Series II         $109.24           --                   --             --        18.37%
      Highest contract charge 0.00% Series II        $109.24           --                   --             --        18.37%
      All contract charges                                --            6              $   400           1.64%          --
2011  Lowest contract charge 0.00% Series II(a)      $ 92.29           --                   --             --        (7.89)%
      Highest contract charge 0.00% Series II(a)     $ 92.29           --                   --             --        (7.89)%
      All contract charges                                --            4              $   103             --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                          UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.00% Series II    $153.07           --                   --             --       (1.74)%
      Highest contract charge 0.90% Series II   $145.39           --                   --             --       (2.63)%
      All contract charges                           --          335              $32,763           3.41%         --
2014  Lowest contract charge 0.00% Series II    $155.78           --                   --             --       14.34%
      Highest contract charge 0.90% Series II   $149.31           --                   --             --       13.31%
      All contract charges                           --          284              $30,513           1.51%         --
2013  Lowest contract charge 0.00% Series II    $136.24           --                   --             --        2.44%
      Highest contract charge 0.90% Series II   $131.77           --                   --             --        1.52%
      All contract charges                           --          196              $21,013           3.72%         --
2012  Lowest contract charge 0.00% Series II    $133.00           --                   --             --       27.85%
      Highest contract charge 0.90% Series II   $129.80           --                   --             --       26.70%
      All contract charges                           --          136              $16,595           0.53%         --
2011  Lowest contract charge 0.00% Series II    $104.03           --                   --             --       (6.72)%
      Highest contract charge 0.90% Series II   $102.45           --                   --             --       (7.57)%
      All contract charges                           --           76              $ 7,532           4.49%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.00% Series II    $136.96           --                   --             --       (2.62)%
      Highest contract charge 0.90% Series II   $130.09           --                   --             --       (3.49)%
      All contract charges                           --          444              $30,483           1.33%         --
2014  Lowest contract charge 0.00% Series II    $140.64           --                   --             --        0.09%
      Highest contract charge 0.90% Series II   $134.79           --                   --             --       (0.82)%
      All contract charges                           --          390              $28,704           1.51%         --
2013  Lowest contract charge 0.00% Series II    $140.51           --                   --             --       18.71%
      Highest contract charge 0.90% Series II   $135.90           --                   --             --       17.65%
      All contract charges                           --          267              $22,026           1.06%         --
2012  Lowest contract charge 0.00% Series II    $118.36           --                   --             --       15.26%
      Highest contract charge 0.90% Series II   $115.51           --                   --             --       14.22%
      All contract charges                           --          200              $15,800           1.38%         --
2011  Lowest contract charge 0.00% Series II    $102.69           --                   --             --       (6.99)%
      Highest contract charge 0.90% Series II   $101.13           --                   --             --       (7.83)%
      All contract charges                           --          129              $12,157           0.97%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.00% Series II    $139.29           --                   --             --       (4.27)%
      Highest contract charge 0.90% Series II   $132.30           --                   --             --       (5.14)%
      All contract charges                           --           29              $ 3,003           0.10%         --
2014  Lowest contract charge 0.00% Series II    $145.51           --                   --             --        4.17%
      Highest contract charge 0.90% Series II   $139.47           --                   --             --        3.23%
      All contract charges                           --           27              $ 3,519           0.00%         --
2013  Lowest contract charge 0.00% Series II    $139.69           --                   --             --       28.46%
      Highest contract charge 0.90% Series II   $135.10           --                   --             --       27.31%
      All contract charges                           --           28              $ 3,685           0.54%         --
2012  Lowest contract charge 0.00% Series II    $108.74           --                   --             --       10.62%
      Highest contract charge 0.90% Series II   $106.12           --                   --             --        9.62%
      All contract charges                           --           22              $ 2,311           0.00%         --
2011  Lowest contract charge 0.00% Series II    $ 98.30           --                   --             --       (6.51)%
      Highest contract charge 0.90% Series II   $ 96.81           --                   --             --       (7.34)%
      All contract charges                           --           25              $ 2,430           0.12%         --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.00% Series II    $162.53           --                   --             --       (5.74)%
      Highest contract charge 0.90% Series II   $154.38           --                   --             --       (6.59)%
      All contract charges                           --           34              $ 4,376           0.00%         --
2014  Lowest contract charge 0.00% Series II    $172.43           --                   --             --        2.08%
      Highest contract charge 0.90% Series II   $165.27           --                   --             --        1.17%
      All contract charges                           --           30              $ 4,096           0.00%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------------- ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
2013  Lowest contract charge 0.00% Series II           $168.91           --                   --             --        37.08%
      Highest contract charge 0.90% Series II          $163.36           --                   --             --        35.85%
      All contract charges                                  --           30              $ 4,179           0.00%          --
2012  Lowest contract charge 0.00% Series II           $123.22           --                   --             --        13.66%
      Highest contract charge 0.90% Series II          $120.25           --                   --             --        12.63%
      All contract charges                                  --           26              $ 2,784           0.00%          --
2011  Lowest contract charge 0.00% Series II           $108.41           --                   --             --        (0.99)%
      Highest contract charge 0.90% Series II          $106.77           --                   --             --        (1.87)%
      All contract charges                                  --           28              $ 2,701             --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
2015  Lowest contract charge 0.00% Common Shares       $160.95           --                   --             --        (2.06)%
      Highest contract charge 0.00% Common Shares      $160.95           --                   --             --        (2.06)%
      All contract charges                                  --           25              $   524           1.27%          --
2014  Lowest contract charge 0.00% Common Shares       $164.33           --                   --             --         9.84%
      Highest contract charge 0.00% Common Shares      $164.33           --                   --             --         9.84%
      All contract charges                                  --           27              $   701           1.13%          --
2013  Lowest contract charge 0.00% Common Shares       $149.61           --                   --             --        29.61%
      Highest contract charge 0.00% Common Shares      $149.61           --                   --             --        29.61%
      All contract charges                                  --           27              $   944           1.44%          --
2012  Lowest contract charge 0.00% Common Shares       $115.43           --                   --             --        13.18%
      Highest contract charge 0.00% Common Shares      $115.43           --                   --             --        13.18%
      All contract charges                                  --           13              $   324           0.94%          --
2011  Lowest contract charge 0.00% Common Shares       $101.99           --                   --             --        (4.68)%
      Highest contract charge 0.00% Common Shares      $101.99           --                   --             --        (4.68)%
      All contract charges                                  --           36              $ 1,525           1.21%          --
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.00% Common Shares       $ 93.87           --                   --             --       (22.14)%
      Highest contract charge 0.90% Common Shares      $ 89.16           --                   --             --       (22.85)%
      All contract charges                                  --          206              $14,261           0.05%          --
2014  Lowest contract charge 0.00% Common Shares       $120.57           --                   --             --       (10.56)%
      Highest contract charge 0.90% Common Shares      $115.56           --                   --             --       (11.37)%
      All contract charges                                  --          162              $14,918             --           --
2013  Lowest contract charge 0.00% Common Shares       $134.81           --                   --             --        27.76%
      Highest contract charge 0.90% Common Shares      $130.38           --                   --             --        26.61%
      All contract charges                                  --          113              $11,601             --           --
2012  Lowest contract charge 0.00% Common Shares       $105.52           --                   --             --         1.38%
      Highest contract charge 0.90% Common Shares      $102.98           --                   --             --         0.47%
      All contract charges                                  --           84              $ 7,689             --           --
2011  Lowest contract charge 0.00% Common Shares       $104.08           --                   --             --        (9.08)%
      Highest contract charge 0.90% Common Shares      $102.50           --                   --             --        (9.90)%
      All contract charges                                  --           89              $ 7,655             --           --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.00% Common Shares       $ 98.63           --                   --             --        (6.51)%
      Highest contract charge 0.90% Common Shares      $ 96.30           --                   --             --        (7.35)%
      All contract charges                                  --          369              $20,390           6.02%          --
2014  Lowest contract charge 0.00% Common Shares       $105.50           --                   --             --         1.91%
      Highest contract charge 0.90% Common Shares      $103.94           --                   --             --         0.99%
      All contract charges                                  --          230              $17,934           4.14%          --
2013  Lowest contract charge 0.00% Common Shares(b)    $103.52           --                   --             --         3.73%
      Highest contract charge 0.90% Common Shares(b)   $102.92           --                   --             --         3.15%
      All contract charges                                  --           70              $ 6,145             --           --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.00% Common Shares       $172.66           --                   --             --        (5.78)%
      Highest contract charge 0.90% Common Shares      $164.00           --                   --             --        (6.63)%
      All contract charges                                  --          269              $28,093           0.00%          --
2014  Lowest contract charge 0.00% Common Shares       $183.25           --                   --             --         7.86%
      Highest contract charge 0.90% Common Shares      $175.64           --                   --             --         6.90%
      All contract charges                                  --          256              $28,520           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
IVY FUNDS VIP MID CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Common Shares     $169.89           --                   --             --        29.94%
      Highest contract charge 0.90% Common Shares    $164.31           --                   --             --        28.77%
      All contract charges                                --          217              $24,177           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $130.74           --                   --             --        13.56%
      Highest contract charge 0.90% Common Shares    $127.60           --                   --             --        12.53%
      All contract charges                                --          153              $14,558           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $115.13           --                   --             --        (0.56)%
      Highest contract charge 0.90% Common Shares    $113.39           --                   --             --        (1.45)%
      All contract charges                                --          101              $10,980           3.11%          --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
2015  Lowest contract charge 0.00% Common Shares     $199.21           --                   --             --        (2.88)%
      Highest contract charge 0.90% Common Shares    $129.71           --                   --             --        (3.75)%
      All contract charges                                --          248              $26,510           0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $205.12           --                   --             --         2.92%
      Highest contract charge 0.90% Common Shares    $134.77           --                   --             --         1.98%
      All contract charges                                --          195              $22,263           0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $199.31           --                   --             --        56.38%
      Highest contract charge 0.90% Common Shares    $132.15           --                   --             --        30.38%
      All contract charges                                --          137              $16,143           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $127.45           --                   --             --        27.83%
      Highest contract charge 0.00% Common Shares    $127.45           --                   --             --        27.83%
      All contract charges                                --           33              $ 2,665           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $ 99.70           --                   --             --        (5.77)%
      Highest contract charge 0.00% Common Shares    $ 99.70           --                   --             --        (5.77)%
      All contract charges                                --           48              $ 4,353           3.40%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Common Shares     $158.38           --                   --             --         1.88%
      Highest contract charge 0.90% Common Shares    $150.43           --                   --             --         0.97%
      All contract charges                                --           75              $ 8,951           0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $155.45           --                   --             --         1.59%
      Highest contract charge 0.90% Common Shares    $148.99           --                   --             --         0.68%
      All contract charges                                --           49              $ 5,917           0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $153.01           --                   --             --        43.36%
      Highest contract charge 0.90% Common Shares    $147.99           --                   --             --        42.08%
      All contract charges                                --           52              $ 6,647           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $106.73           --                   --             --         5.16%
      Highest contract charge 0.90% Common Shares    $104.16           --                   --             --         4.21%
      All contract charges                                --           40              $ 4,028           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $101.49           --                   --             --       (10.61)%
      Highest contract charge 0.90% Common Shares    $ 99.95           --                   --             --       (11.41)%
      All contract charges                                --           43              $ 4,084           0.84%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.00% Service Shares    $ 85.89           --                   --             --       (20.06)%
      Highest contract charge 0.90% Service Shares   $ 81.58           --                   --             --       (20.77)%
      All contract charges                                --          602              $39,063           1.15%          --
2014  Lowest contract charge 0.00% Service Shares    $107.44           --                   --             --        (4.63)%
      Highest contract charge 0.90% Service Shares   $102.97           --                   --             --        (5.50)%
      All contract charges                                --          495              $45,474           1.66%          --
2013  Lowest contract charge 0.00% Service Shares    $112.66           --                   --             --        (1.24)%
      Highest contract charge 0.90% Service Shares   $108.96           --                   --             --        (2.14)%
      All contract charges                                --          463              $46,651           1.42%          --
2012  Lowest contract charge 0.00% Service Shares    $114.08           --                   --             --        22.05%
      Highest contract charge 0.90% Service Shares   $111.34           --                   --             --        20.96%
      All contract charges                                --          414              $44,521           1.63%          --
2011  Lowest contract charge 0.00% Service Shares    $ 93.47           --                   --             --       (18.04)%
      Highest contract charge 0.90% Service Shares   $ 92.05           --                   --             --       (18.77)%
      All contract charges                                --          359              $32,646           2.12%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------------- ------------- --------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class       $166.99           --                   --             --         6.32%
      Highest contract charge 0.90% Service Class      $158.61           --                   --             --         5.36%
      All contract charges                                  --          600             $ 69,473           1.80%          --
2014  Lowest contract charge 0.00% Service Class       $157.06           --                   --             --         1.13%
      Highest contract charge 0.90% Service Class      $150.54           --                   --             --         0.23%
      All contract charges                                  --          483             $ 57,722           1.86%          --
2013  Lowest contract charge 0.00% Service Class       $155.30           --                   --             --        27.63%
      Highest contract charge 0.90% Service Class      $150.20           --                   --             --        26.48%
      All contract charges                                  --          400             $ 52,025           1.49%          --
2012  Lowest contract charge 0.00% Service Class       $121.68           --                   --             --        15.93%
      Highest contract charge 0.90% Service Class      $118.75           --                   --             --        14.89%
      All contract charges                                  --          263             $ 28,328           1.42%          --
2011  Lowest contract charge 0.00% Service Class       $104.96           --                   --             --        (1.78)%
      Highest contract charge 0.90% Service Class      $103.36           --                   --             --        (2.67)%
      All contract charges                                  --          240             $ 23,500           1.11%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.00% Service Class       $173.66           --                   --             --        (0.05)%
      Highest contract charge 0.80% Service Class      $165.90           --                   --             --        (0.84)%
      All contract charges                                  --           13             $  2,199           0.70%          --
2014  Lowest contract charge 0.00% Service Class       $173.74           --                   --             --        10.71%
      Highest contract charge 0.80% Service Class      $167.31           --                   --             --         9.83%
      All contract charges                                  --           12             $  2,089           0.80%          --
2013  Lowest contract charge 0.00% Service Class       $156.93           --                   --             --        31.74%
      Highest contract charge 0.80% Service Class      $152.34           --                   --             --        30.69%
      All contract charges                                  --           10             $  1,500           1.06%          --
2012  Lowest contract charge 0.00% Service Class       $119.12           --                   --             --        18.82%
      Highest contract charge 0.80% Service Class      $116.57           --                   --             --        17.88%
      All contract charges                                  --            5             $    647           1.03%          --
2011  Lowest contract charge 0.00% Service Class       $100.25           --                   --             --        (2.41)%
      Highest contract charge 0.60% Service Class      $ 99.23           --                   --             --        (3.00)%
      All contract charges                                  --            2             $    193           0.80%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(I)
2015  Lowest contract charge 0.00% Service Class(j)    $178.35           --                   --             --        (1.63)%
      Highest contract charge 0.90% Service Class(j)   $169.40           --                   --             --        (2.31)%
      All contract charges                                  --           13             $  2,155           0.46%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.00% Service Class       $154.79           --                   --             --       (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                   --             --       (14.75)%
      All contract charges                                  --           79             $  1,640           4.13%          --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                   --             --        12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                   --             --        12.47%
      All contract charges                                  --           71             $  1,860           1.89%          --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                   --             --        20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                   --             --        20.22%
      All contract charges                                  --           48             $  1,452           2.19%          --
2012  Lowest contract charge 0.00% Service Class       $134.30           --                   --             --        13.21%
      Highest contract charge 0.00% Service Class      $134.30           --                   --             --        13.21%
      All contract charges                                  --           36             $    909           7.57%          --
2011  Lowest contract charge 0.00% Service Class       $118.63           --                   --             --         6.51%
      Highest contract charge 0.00% Service Class      $118.63           --                   --             --         6.51%
      All contract charges                                  --           19             $    700           3.74%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.00% Class A             $289.86           --                   --             --         3.99%
      Highest contract charge 0.90% Class A            $290.74           --                   --             --         3.06%
      All contract charges                                  --          542             $373,360           0.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $278.73           --                   --             --       10.66%
      Highest contract charge 0.90% Class A   $282.12           --                   --             --        9.67%
      All contract charges                         --          585             $389,941           0.10%         --
2013  Lowest contract charge 0.00% Class A    $251.87           --                   --             --       37.20%
      Highest contract charge 0.90% Class A   $257.24           --                   --             --       35.96%
      All contract charges                         --          630             $384,363           0.11%         --
2012  Lowest contract charge 0.00% Class A    $183.58           --                   --             --       14.20%
      Highest contract charge 0.90% Class A   $189.20           --                   --             --       13.17%
      All contract charges                         --          699             $312,057           0.23%         --
2011  Lowest contract charge 0.00% Class A    $160.75           --                   --             --       (6.05)%
      Highest contract charge 0.90% Class A   $167.18           --                   --             --       (6.89)%
      All contract charges                         --          764             $303,259           0.15%         --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.00% Class B    $147.63           --                   --             --        3.99%
      Highest contract charge 0.60% Class B   $134.13           --                   --             --        3.37%
      All contract charges                         --          194             $ 26,699           0.16%         --
2014  Lowest contract charge 0.00% Class B    $141.96           --                   --             --       10.66%
      Highest contract charge 0.60% Class B   $129.76           --                   --             --       10.00%
      All contract charges                         --          203             $ 27,000           0.10%         --
2013  Lowest contract charge 0.00% Class B    $128.28           --                   --             --       37.14%
      Highest contract charge 0.60% Class B   $117.96           --                   --             --       36.32%
      All contract charges                         --          222             $ 26,718           0.11%         --
2012  Lowest contract charge 0.00% Class B    $ 93.54           --                   --             --       14.21%
      Highest contract charge 0.60% Class B   $ 86.53           --                   --             --       13.51%
      All contract charges                         --          235             $ 20,720           0.23%         --
2011  Lowest contract charge 0.00% Class B    $ 81.90           --                   --             --       (6.28)%
      Highest contract charge 0.60% Class B   $ 76.23           --                   --             --       (6.83)%
      All contract charges                         --          259             $ 20,033           0.15%         --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.00% Class A    $169.33           --                   --             --        0.12%
      Highest contract charge 0.60% Class A   $164.16           --                   --             --       (0.47)%
      All contract charges                         --          159             $ 20,844           1.92%         --
2014  Lowest contract charge 0.00% Class A    $169.12           --                   --             --        3.75%
      Highest contract charge 0.60% Class A   $164.94           --                   --             --        3.13%
      All contract charges                         --          167             $ 22,443           2.07%         --
2013  Lowest contract charge 0.00% Class A    $163.01           --                   --             --       (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --                   --             --       (2.98)%
      All contract charges                         --          156             $ 22,518           1.53%         --
2012  Lowest contract charge 0.00% Class A    $167.01           --                   --             --        5.47%
      Highest contract charge 0.60% Class A   $164.86           --                   --             --        4.84%
      All contract charges                         --          159             $ 24,734           2.06%         --
2011  Lowest contract charge 0.00% Class A    $158.35           --                   --             --        6.08%
      Highest contract charge 0.60% Class A   $157.25           --                   --             --        5.44%
      All contract charges                         --          170             $ 25,718           2.61%         --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.00% Class B    $174.54           --                   --             --        0.13%
      Highest contract charge 0.90% Class B   $153.79           --                   --             --       (0.77)%
      All contract charges                         --          304             $ 50,153           1.92%         --
2014  Lowest contract charge 0.00% Class B    $174.31           --                   --             --        3.74%
      Highest contract charge 0.90% Class B   $154.99           --                   --             --        2.81%
      All contract charges                         --          327             $ 53,881           2.07%         --
2013  Lowest contract charge 0.00% Class B    $168.02           --                   --             --       (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --                   --             --       (3.23)%
      All contract charges                         --          348             $ 55,539           1.53%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER CORE BOND (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $172.07           --                   --             --         5.47%
      Highest contract charge 0.90% Class B   $155.78           --                   --             --         4.52%
      All contract charges                         --          387              $63,352           2.06%          --
2011  Lowest contract charge 0.00% Class B    $163.14           --                   --             --         5.81%
      Highest contract charge 0.90% Class B   $149.04           --                   --             --         4.85%
      All contract charges                         --          414              $64,265           2.61%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $358.68           --                   --             --        (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --                   --             --        (2.10)%
      All contract charges                         --           31              $10,804           0.00%          --
2014  Lowest contract charge 0.00% Class A    $364.19           --                   --             --         4.85%
      Highest contract charge 0.60% Class A   $205.87           --                   --             --         4.22%
      All contract charges                         --           33              $11,863           0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --                   --             --        40.15%
      Highest contract charge 0.60% Class A   $197.53           --                   --             --        39.31%
      All contract charges                         --           36              $12,410           0.00%          --
2012  Lowest contract charge 0.00% Class A    $247.82           --                   --             --        15.45%
      Highest contract charge 0.60% Class A   $141.79           --                   --             --        14.76%
      All contract charges                         --           39              $ 9,635           0.00%          --
2011  Lowest contract charge 0.00% Class A    $214.65           --                   --             --        (7.65)%
      Highest contract charge 0.60% Class A   $123.55           --                   --             --        (8.21)%
      All contract charges                         --           43              $ 9,091             --           --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $316.79           --                   --             --        (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --                   --             --        (2.41)%
      All contract charges                         --           97              $19,711           0.00%          --
2014  Lowest contract charge 0.00% Class B    $321.69           --                   --             --         4.86%
      Highest contract charge 0.90% Class B   $184.65           --                   --             --         3.92%
      All contract charges                         --          103              $21,132           0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --                   --             --        40.17%
      Highest contract charge 0.90% Class B   $177.69           --                   --             --        38.91%
      All contract charges                         --          115              $22,530           0.00%          --
2012  Lowest contract charge 0.00% Class B    $218.86           --                   --             --        15.45%
      Highest contract charge 0.90% Class B   $127.92           --                   --             --        14.41%
      All contract charges                         --          129              $17,782           0.00%          --
2011  Lowest contract charge 0.00% Class B    $189.57           --                   --             --        (7.88)%
      Highest contract charge 0.90% Class B   $111.81           --                   --             --        (8.71)%
      All contract charges                         --          133              $16,020             --           --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.00% Class A    $352.93           --                   --             --        (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --                   --             --        (6.11)%
      All contract charges                         --           40              $ 9,746           0.68%          --
2014  Lowest contract charge 0.00% Class A    $373.64           --                   --             --         5.34%
      Highest contract charge 0.60% Class A   $229.42           --                   --             --         4.70%
      All contract charges                         --           43              $11,401           0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --                   --             --        35.59%
      Highest contract charge 0.60% Class A   $219.12           --                   --             --        34.78%
      All contract charges                         --           49              $12,048           0.35%          --
2012  Lowest contract charge 0.00% Class A    $261.60           --                   --             --        14.82%
      Highest contract charge 0.60% Class A   $162.58           --                   --             --        14.13%
      All contract charges                         --           52              $10,487           0.37%          --
2011  Lowest contract charge 0.00% Class A    $227.83           --                   --             --       (13.11)%
      Highest contract charge 0.60% Class A   $142.45           --                   --             --       (13.63)%
      All contract charges                         --           52              $ 9,552           0.06%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------------
                                                         UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                              ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.00% Class B     $231.18           --                   --             --        (5.55)%
      Highest contract charge 0.90% Class B    $203.69           --                   --             --        (6.40)%
      All contract charges                          --          161              $34,517           0.68%          --
2014  Lowest contract charge 0.00% Class B     $244.76           --                   --             --         5.34%
      Highest contract charge 0.90% Class B    $217.62           --                   --             --         4.39%
      All contract charges                          --          171              $39,089           0.44%          --
2013  Lowest contract charge 0.00% Class B     $232.36           --                   --             --        35.59%
      Highest contract charge 0.90% Class B    $208.47           --                   --             --        34.38%
      All contract charges                          --          183              $39,817           0.35%          --
2012  Lowest contract charge 0.00% Class B     $171.37           --                   --             --        14.82%
      Highest contract charge 0.90% Class B    $155.14           --                   --             --        13.78%
      All contract charges                          --          211              $34,090           0.37%          --
2011  Lowest contract charge 0.00% Class B     $149.25           --                   --             --       (13.33)%
      Highest contract charge 0.90% Class B    $136.35           --                   --             --       (14.11)%
      All contract charges                          --          238              $33,687           0.06%          --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.00% Class A     $466.60           --                   --             --         6.29%
      Highest contract charge 0.60% Class A    $239.90           --                   --             --         5.65%
      All contract charges                          --           45              $16,131           0.00%          --
2014  Lowest contract charge 0.00% Class A     $438.98           --                   --             --        13.55%
      Highest contract charge 0.60% Class A    $227.06           --                   --             --        12.86%
      All contract charges                          --           46              $16,479           0.00%          --
2013  Lowest contract charge 0.00% Class A     $386.60           --                   --             --        35.59%
      Highest contract charge 0.60% Class A    $201.18           --                   --             --        34.78%
      All contract charges                          --           43              $15,169           0.00%          --
2012  Lowest contract charge 0.00% Class A     $285.13           --                   --             --        13.43%
      Highest contract charge 0.60% Class A    $149.27           --                   --             --        12.74%
      All contract charges                          --           47              $12,141           0.00%          --
2011  Lowest contract charge 0.00% Class A     $251.38           --                   --             --        (4.58)%
      Highest contract charge 0.60% Class A    $132.40           --                   --             --        (5.14)%
      All contract charges                          --           51              $12,242             --           --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.00% Class B     $379.34           --                   --             --         6.29%
      Highest contract charge 0.90% Class B    $206.03           --                   --             --         5.34%
      All contract charges                          --          301              $71,400           0.00%          --
2014  Lowest contract charge 0.00% Class B     $356.88           --                   --             --        13.55%
      Highest contract charge 0.90% Class B    $195.59           --                   --             --        12.53%
      All contract charges                          --          331              $73,397           0.00%          --
2013  Lowest contract charge 0.00% Class B     $314.29           --                   --             --        35.59%
      Highest contract charge 0.90% Class B    $173.81           --                   --             --        34.37%
      All contract charges                          --          353              $69,150           0.00%          --
2012  Lowest contract charge 0.00% Class B     $231.80           --                   --             --        13.43%
      Highest contract charge 0.90% Class B    $129.35           --                   --             --        12.40%
      All contract charges                          --          403              $57,987           0.00%          --
2011  Lowest contract charge 0.00% Class B     $204.36           --                   --             --        (4.82)%
      Highest contract charge 0.90% Class B    $115.08           --                   --             --        (5.67)%
      All contract charges                          --          465              $59,503             --           --
NATURAL RESOURCES PORTFOLIO
2015  Lowest contract charge 0.00% Class II    $ 49.32           --                   --             --       (28.84)%
      Highest contract charge 0.00% Class II   $ 49.32           --                   --             --       (28.84)%
      All contract charges                          --           86              $ 2,626           0.00%          --
2014  Lowest contract charge 0.00% Class II    $ 69.31           --                   --             --       (19.79)%
      Highest contract charge 0.00% Class II   $ 69.31           --                   --             --       (19.79)%
      All contract charges                          --          141              $ 7,525           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------------- ------------- --------
NATURAL RESOURCES PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                   --              --        9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --                   --              --        9.76%
      All contract charges                               --          123              $ 9,220            0.00%         --
2012  Lowest contract charge 0.00% Class II         $ 78.73           --                   --              --       (2.92)%
      Highest contract charge 0.00% Class II        $ 78.73           --                   --              --       (2.92)%
      All contract charges                               --          175              $13,286            0.00%         --
2011  Lowest contract charge 0.00% Class II         $ 81.10           --                   --              --      (19.34)%
      Highest contract charge 0.00% Class II        $ 81.10           --                   --              --      (19.34)%
      All contract charges                               --          302              $24,330              --          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --                   --              --      (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --                   --              --      (26.34)%
      All contract charges                               --          132              $ 8,067            4.22%         --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                   --              --      (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                   --              --      (19.47)%
      All contract charges                               --          109              $ 9,010            0.27%         --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --                   --              --      (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --                   --              --      (15.48)%
      All contract charges                               --           98              $10,045            1.64%         --
2012  Lowest contract charge 0.00% Advisor Class    $120.72           --                   --              --        5.12%
      Highest contract charge 0.90% Advisor Class   $117.82           --                   --              --        4.18%
      All contract charges                               --           88              $10,567            2.47%         --
2011  Lowest contract charge 0.00% Advisor Class    $114.84           --                   --              --       (7.54)%
      Highest contract charge 0.90% Advisor Class   $113.09           --                   --              --       (8.38)%
      All contract charges                               --           69              $ 7,846           14.44%         --
PIMCO REAL RETURN PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --                   --              --       (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --                   --              --       (3.67)%
      All contract charges                               --          276              $23,346            3.85%         --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --                   --              --        2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --                   --              --        2.07%
      All contract charges                               --          281              $25,631            1.29%         --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --                   --              --       (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --                   --              --      (10.12)%
      All contract charges                               --          320              $29,938            1.51%         --
2012  Lowest contract charge 0.00% Advisor Class    $127.44           --                   --              --        8.65%
      Highest contract charge 0.90% Advisor Class   $124.37           --                   --              --        7.67%
      All contract charges                               --          366              $40,719            0.92%         --
2011  Lowest contract charge 0.00% Advisor Class    $117.29           --                   --              --       11.57%
      Highest contract charge 0.90% Advisor Class   $115.51           --                   --              --       10.57%
      All contract charges                               --          263              $26,875            1.76%         --
PIMCO TOTAL RETURN PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --                   --              --        0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --                   --              --       (0.55)%
      All contract charges                               --          785              $63,420            4.92%         --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --                   --              --        4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --                   --              --        3.24%
      All contract charges                               --          811              $63,291            2.08%         --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --                   --              --       (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --                   --              --       (2.94)%
      All contract charges                               --          873              $66,772            2.11%         --
2012  Lowest contract charge 0.00% Advisor Class    $118.59           --                   --              --        9.49%
      Highest contract charge 0.90% Advisor Class   $115.74           --                   --              --        8.51%
      All contract charges                               --          816              $70,878            2.48%         --
2011  Lowest contract charge 0.00% Advisor Class    $108.31           --                   --              --        3.51%
      Highest contract charge 0.90% Advisor Class   $106.66           --                   --              --        2.58%
      All contract charges                               --          532              $54,786            2.54%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
2015  Lowest contract charge 0.00% Class II      $152.88           --                   --             --       (7.11)%
      Highest contract charge 0.90% Class II     $145.21           --                   --             --       (7.94)%
      All contract charges                            --          115              $17,055           1.59%         --
2014  Lowest contract charge 0.00% Class II      $164.58           --                   --             --        7.11%
      Highest contract charge 0.90% Class II     $157.74           --                   --             --        6.14%
      All contract charges                            --          127              $20,537           1.50%         --
2013  Lowest contract charge 0.00% Class II      $153.66           --                   --             --       29.41%
      Highest contract charge 0.90% Class II     $148.62           --                   --             --       28.24%
      All contract charges                            --          136              $20,548           1.35%         --
2012  Lowest contract charge 0.00% Class II      $118.74           --                   --             --       16.92%
      Highest contract charge 0.90% Class II     $115.89           --                   --             --       15.87%
      All contract charges                            --          111              $13,048           1.98%         --
2011  Lowest contract charge 0.00% Class II      $101.56           --                   --             --       (1.01)%
      Highest contract charge 0.90% Class II     $100.02           --                   --             --       (1.90)%
      All contract charges                            --           93              $ 9,413           1.61%         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
2015  Lowest contract charge 0.00% Class II      $342.16           --                   --             --       12.47%
      Highest contract charge 0.00% Class II     $342.16           --                   --             --       12.47%
      All contract charges                            --           84              $ 5,986           0.00%         --
2014  Lowest contract charge 0.00% Class II      $304.22           --                   --             --       31.23%
      Highest contract charge 0.00% Class II     $304.22           --                   --             --       31.23%
      All contract charges                            --           66              $ 6,008           0.00%         --
2013  Lowest contract charge 0.00% Class II      $231.83           --                   --             --       50.51%
      Highest contract charge 0.00% Class II     $231.83           --                   --             --       50.51%
      All contract charges                            --           49              $ 5,013           0.00%         --
2012  Lowest contract charge 0.00% Class II      $154.03           --                   --             --       31.00%
      Highest contract charge 0.00% Class II     $154.03           --                   --             --       31.00%
      All contract charges                            --           22              $ 2,484           0.00%         --
2011  Lowest contract charge 0.00% Class II      $117.58           --                   --             --       10.38%
      Highest contract charge 0.00% Class II     $117.58           --                   --             --       10.38%
      All contract charges                            --           23              $ 2,213           0.00%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $134.09           --                   --             --       (1.91)%
      Highest contract charge 0.00% Class B      $134.09           --                   --             --       (1.91)%
      All contract charges                            --           12              $   223           2.33%         --
2014  Lowest contract charge 0.00% Class B       $136.70           --                   --             --        2.96%
      Highest contract charge 0.00% Class B      $136.70           --                   --             --        2.96%
      All contract charges                            --            2              $    38           0.78%         --
2013  Lowest contract charge 0.00% Class B       $132.77           --                   --             --       14.07%
      Highest contract charge 0.00% Class B      $132.77           --                   --             --       14.07%
      All contract charges                            --            2              $   118           0.59%         --
2012  Lowest contract charge 0.00% Class B       $116.39           --                   --             --       10.86%
      Highest contract charge 0.00% Class B      $116.39           --                   --             --       10.86%
      All contract charges                            --            7              $   661           0.31%         --
2011  Lowest contract charge 0.00% Class B       $104.99           --                   --             --       (2.81)%
      Highest contract charge 0.00% Class B      $104.99           --                   --             --       (2.81)%
      All contract charges                            --           30              $ 3,123           1.52%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $138.98           --                   --             --       (2.04)%
      Highest contract charge 0.60% Class B(h)   $ 93.80           --                   --             --       (5.65)%
      All contract charges                            --           49              $ 1,261           1.41%         --
2014  Lowest contract charge 0.00% Class B       $141.87           --                   --             --        4.03%
      Highest contract charge 0.00% Class B      $141.87           --                   --             --        4.03%
      All contract charges                            --           46              $   915           1.55%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
TARGET 2025 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B       $136.37           --                  --              --        19.10%
      Highest contract charge 0.00% Class B      $136.37           --                  --              --        19.10%
      All contract charges                            --           27              $  506            1.01%          --
2012  Lowest contract charge 0.00% Class B       $114.50           --                  --              --        12.85%
      Highest contract charge 0.00% Class B      $114.50           --                  --              --        12.85%
      All contract charges                            --           23              $1,025            0.27%          --
2011  Lowest contract charge 0.00% Class B       $101.46           --                  --              --        (3.91)%
      Highest contract charge 0.00% Class B      $101.46           --                  --              --        (3.91)%
      All contract charges                            --           55              $5,145            1.44%          --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $141.87           --                  --              --        (2.03)%
      Highest contract charge 0.60% Class B(h)   $ 93.47           --                  --              --        (5.98)%
      All contract charges                            --           24              $  864            1.43%          --
2014  Lowest contract charge 0.00% Class B       $144.81           --                  --              --         4.49%
      Highest contract charge 0.00% Class B      $144.81           --                  --              --         4.49%
      All contract charges                            --           18              $  934            1.40%          --
2013  Lowest contract charge 0.00% Class B       $138.59           --                  --              --        22.25%
      Highest contract charge 0.00% Class B      $138.59           --                  --              --        22.25%
      All contract charges                            --           12              $  760            2.05%          --
2012  Lowest contract charge 0.00% Class B       $113.37           --                  --              --        14.11%
      Highest contract charge 0.00% Class B      $113.37           --                  --              --        14.11%
      All contract charges                            --            8              $  263            0.06%          --
2011  Lowest contract charge 0.00% Class B       $ 99.35           --                  --              --        (4.64)%
      Highest contract charge 0.00% Class B      $ 99.35           --                  --              --        (4.64)%
      All contract charges                            --           76              $7,180            1.43%          --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $142.67           --                  --              --        (2.23)%
      Highest contract charge 0.60% Class B(h)   $ 92.93           --                  --              --        (6.52)%
      All contract charges                            --           16              $  571            1.91%          --
2014  Lowest contract charge 0.00% Class B       $145.92           --                  --              --         4.77%
      Highest contract charge 0.00% Class B      $145.92           --                  --              --         4.77%
      All contract charges                            --            9              $  259            1.38%          --
2013  Lowest contract charge 0.00% Class B       $139.27           --                  --              --        25.22%
      Highest contract charge 0.00% Class B      $139.27           --                  --              --        25.22%
      All contract charges                            --            7              $  209            1.29%          --
2012  Lowest contract charge 0.00% Class B       $111.22           --                  --              --        15.43%
      Highest contract charge 0.00% Class B      $111.22           --                  --              --        15.43%
      All contract charges                            --            9              $  349            0.41%          --
2011  Lowest contract charge 0.00% Class B       $ 96.35           --                  --              --        (5.53)%
      Highest contract charge 0.00% Class B      $ 96.35           --                  --              --        (5.53)%
      All contract charges                            --           16              $1,148            1.10%          --
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.00% Class B(h)    $ 93.79           --                  --              --        (6.70)%
      Highest contract charge 0.00% Class B(h)   $ 93.79           --                  --              --        (6.70)%
      All contract charges                            --           --              $   46            3.95%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --                  --              --       (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --                  --              --       (20.33)%
      All contract charges                            --          101              $7,804            1.97%          --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --                  --              --        (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --                  --              --        (9.21)%
      All contract charges                            --           99              $9,492            1.48%          --
2013  Lowest contract charge 0.00% Class 2       $107.20           --                  --              --        (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --                  --              --        (1.82)%
      All contract charges                            --           92              $9,698            1.95%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
TEMPLETON DEVELOPING MARKETS VIP FUND (CONTINUED)
2012  Lowest contract charge 0.00% Class 2           $108.20           --                   --             --        13.16%
      Highest contract charge 0.90% Class 2          $105.60           --                   --             --        12.14%
      All contract charges                                --           91              $ 9,640           1.42%          --
2011  Lowest contract charge 0.00% Class 2           $ 95.62           --                   --             --       (15.85)%
      Highest contract charge 0.90% Class 2          $ 94.17           --                   --             --       (16.61)%
      All contract charges                                --           79              $ 7,494           1.03%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.00% Class 2           $118.80           --                   --             --        (4.30)%
      Highest contract charge 0.90% Class 2          $112.84           --                   --             --        (5.17)%
      All contract charges                                --          529              $42,461           7.79%          --
2014  Lowest contract charge 0.00% Class 2           $124.14           --                   --             --         1.83%
      Highest contract charge 0.90% Class 2          $118.99           --                   --             --         0.92%
      All contract charges                                --          515              $47,540           5.01%          --
2013  Lowest contract charge 0.00% Class 2           $121.91           --                   --             --         1.63%
      Highest contract charge 0.90% Class 2          $117.90           --                   --             --         0.71%
      All contract charges                                --          531              $54,314           5.00%          --
2012  Lowest contract charge 0.00% Class 2           $119.95           --                   --             --        15.06%
      Highest contract charge 0.90% Class 2          $117.07           --                   --             --        14.03%
      All contract charges                                --          627              $71,476           6.27%          --
2011  Lowest contract charge 0.00% Class 2           $104.25           --                   --             --        (0.87)%
      Highest contract charge 0.90% Class 2          $102.67           --                   --             --        (1.76)%
      All contract charges                                --          558              $56,997           5.42%          --
TEMPLETON GROWTH VIP FUND
2015  Lowest contract charge 0.00% Class 2           $139.77           --                   --             --        (6.48)%
      Highest contract charge 0.90% Class 2          $132.75           --                   --             --        (7.33)%
      All contract charges                                --           33              $ 4,511           2.55%          --
2014  Lowest contract charge 0.00% Class 2           $149.46           --                   --             --        (2.82)%
      Highest contract charge 0.90% Class 2          $143.25           --                   --             --        (3.69)%
      All contract charges                                --           36              $ 5,379           1.34%          --
2013  Lowest contract charge 0.00% Class 2           $153.79           --                   --             --        30.82%
      Highest contract charge 0.90% Class 2          $148.74           --                   --             --        29.64%
      All contract charges                                --           29              $ 4,333           2.50%          --
2012  Lowest contract charge 0.00% Class 2           $117.56           --                   --             --        21.07%
      Highest contract charge 0.90% Class 2          $114.73           --                   --             --        19.97%
      All contract charges                                --           11              $ 1,364           2.11%          --
2011  Lowest contract charge 0.00% Class 2           $ 97.10           --                   --             --        (6.97)%
      Highest contract charge 0.90% Class 2          $ 95.63           --                   --             --        (7.81)%
      All contract charges                                --           10              $ 1,008           1.34%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.00% Class S Shares    $ 59.42           --                   --             --       (33.62)%
      Highest contract charge 0.90% Class S Shares   $ 56.43           --                   --             --       (34.23)%
      All contract charges                                --          147              $ 8,559           0.03%          --
2014  Lowest contract charge 0.00% Class S Shares    $ 89.52           --                   --             --       (19.34)%
      Highest contract charge 0.90% Class S Shares   $ 85.80           --                   --             --       (20.07)%
      All contract charges                                --          127              $11,178           0.00%          --
2013  Lowest contract charge 0.00% Class S Shares    $110.99           --                   --             --        10.30%
      Highest contract charge 0.90% Class S Shares   $107.34           --                   --             --         9.30%
      All contract charges                                --          115              $12,630           0.51%          --
2012  Lowest contract charge 0.00% Class S Shares    $100.63           --                   --             --         3.10%
      Highest contract charge 0.90% Class S Shares   $ 98.21           --                   --             --         2.18%
      All contract charges                                --          118              $11,742           0.65%          --
2011  Lowest contract charge 0.00% Class S Shares    $ 97.60           --                   --             --       (16.69)%
      Highest contract charge 0.90% Class S Shares   $ 96.11           --                   --             --       (17.45)%
      All contract charges                                --          102              $ 9,923           0.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            --------------------------------------------------------------
                                                                       UNITS OUTSTANDING    ACCUMULATION      INVESTMENT
                                                            UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO*
                                                            ---------- ----------------- ------------------- -------------
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO
2015   Lowest contract charge 0.60% Investor Share Class     $212.51          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $212.51          --                   --              --
       All contract charges                                       --          37               $7,894            1.66%
2014   Lowest contract charge 0.60% Investor Share Class     $211.12          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $211.12          --                   --              --
       All contract charges                                       --          36               $7,580            1.67%
2013   Lowest contract charge 0.60% Investor Share Class     $187.12          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $187.12          --                   --              --
       All contract charges                                       --          34               $6,456            4.22%
2012   Lowest contract charge 0.60% Investor Share Class     $142.42          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $142.42          --                   --              --
       All contract charges                                       --          33               $4,681            1.76%
2011   Lowest contract charge 0.60% Investor Share Class     $123.67          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $123.67          --                   --              --
       All contract charges                                       --          29               $3,537            1.67%

                                                     --------
                                                      TOTAL
                                                     RETURN**
                                                     --------

Lowest contract charge 0.60% Investor Share Class      0.66%
Highest contract charge 0.60% Investor Share Class     0.66%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     12.83%
Highest contract charge 0.60% Investor Share Class    12.83%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     31.39%
Highest contract charge 0.60% Investor Share Class    31.39%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     15.16%
Highest contract charge 0.60% Investor Share Class    15.16%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class      1.32%
Highest contract charge 0.60% Investor Share Class     1.32%
All contract charges                                     --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2013.
  (c)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (d)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (e)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (f)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (g)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (h)Units were made available on May 26, 2015.
  (i)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (j)Units were made available on March 27, 2015.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

Incentive Life(R)'06

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2016


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------


This prospectus describes the Incentive Life(R) '06 policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.


This policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE(R) '06?

Incentive Life(R) '06 provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. All Asset Aggressive-Alt 25
.. All Asset Growth-Alt 20
.. All Asset Moderate
   Growth-Alt 15
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World(R)
.. AXA Aggressive Allocation/(1)/
.. AXA Conservative Allocation/(1)/
.. AXA Conservative-Plus Allocation/(1)/
.. AXA Moderate Allocation/(1)/
.. AXA Moderate-Plus Allocation/(1)/
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility

.. AXA SmartBeta Equity/(2)/

.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value

.. AXA/AB Small Cap Growth

.. AXA/Loomis Sayles Growth
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index

.. EQ/Convertible Securities/(2)/

.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust

.. MFS(R) Massachusetts Investors Growth Stock

.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return

.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation

.. T. Rowe Price Equity Income II
.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP

.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------
(1)Also referred to as an "AXA Allocation investment option" in this prospectus.

(2)This variable investment option will be available on or about May 20, 2016, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for the first five policy years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.


OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life(R) '06 or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                #38813/AA & ADL

Contents of this Prospectus

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      --------------------------------------------------------------------
      1. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
        AND RISKS                                                       5
      --------------------------------------------------------------------
      How you can pay for and contribute to your policy                 5
      The minimum amount of premiums you must pay                       5
      You can guarantee that your policy will not terminate
        during the first five years                                     6
      You can elect a "paid up" death benefit guarantee                 6
      You can receive an accelerated death benefit under the
        Long Term Care Services/SM/ Rider                               6
      Investment options within your policy                             6
      About your life insurance benefit                                 7
      Alternative higher death benefit in certain cases                 8
      You can increase or decrease your insurance coverage              9
      Accessing your money                                              9
      Risks of investing in a policy                                   10
      How the Incentive Life(R) '06 variable life insurance policy is
        available                                                      10

      --------------------------------------------------------------------
      2. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES
        YOU WILL PAY                                                   11
      --------------------------------------------------------------------
      Tables of policy charges                                         11
      How we allocate charges among your investment options            13
      Changes in charges                                               13

      --------------------------------------------------------------------
      3. WHO IS AXA EQUITABLE?                                         14
      --------------------------------------------------------------------
      How to reach us                                                  15
      About our Separate Account FP                                    15
      Your voting privileges                                           16
      About the Trusts                                                 16

      --------------------------------------------------------------------
      4. ABOUT THE PORTFOLIOS OF THE TRUSTS                            17
      --------------------------------------------------------------------
      Portfolios of the Trusts                                         18

      --------------------------------------------------------------------
      5. DETERMINING YOUR POLICY'S VALUE                               26
      --------------------------------------------------------------------
      Your policy account value                                        26


-------------
"We,""our" and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker which has entered into a selling agreement with AXA Distributors who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life(R) '06 anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
               OPTIONS                                          27
             ------------------------------------------------------
             Transfers you can make                             27
             How to make transfers                              27
             Our automatic transfer service                     27
             Our asset rebalancing service                      28

             ------------------------------------------------------
             7. ACCESSING YOUR MONEY                            29
             ------------------------------------------------------
             Borrowing from your policy                         29
             Loan extension                                     30
             Making withdrawals from your policy                31
             Surrendering your policy for its net cash
               surrender value                                  31
             Your option to receive a terminal illness living
               benefit                                          31

             ------------------------------------------------------
             8. TAX INFORMATION                                 32
             ------------------------------------------------------
             Basic income tax treatment for you and your
               beneficiary                                      32
             Tax treatment of distributions to you (loans,
               partial withdrawals, and full surrender)         32
             Tax treatment of living benefits rider or Long
               Term Care Services/SM/ Rider under a policy
               with the applicable rider                        33
             Business and employer owned policies               34
             Requirement that we diversify investments          35
             Estate, gift, and generation-skipping taxes        35
             Pension and profit-sharing plans                   35
             Split-dollar and other employee benefit programs   35
             ERISA                                              35
             3.8% Tax on Net Investment Income or "NII"         36
             Our taxes                                          36
             When we withhold taxes from distributions          36
             Possibility of future tax changes and other tax
               information                                      36

             ------------------------------------------------------
             9. MORE INFORMATION ABOUT POLICY FEATURES AND
               BENEFITS                                         38
             ------------------------------------------------------
             Guarantee premium test for the five-year no-lapse
               guarantee                                        38
             Paid up death benefit guarantee                    38
             Other benefits you can add by rider                39
             Customer loyalty credit                            43
             Variations among Incentive Life(R) '06 policies    43
             Your options for receiving policy proceeds         43
             Your right to cancel within a certain number of
               days                                             43

             ------------------------------------------------------
             10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES  44
             ------------------------------------------------------
             Deducting policy charges                           44
             Charges that the Trusts deduct                     47

             ------------------------------------------------------
             11. MORE INFORMATION ABOUT PROCEDURES THAT APPLY
               TO YOUR POLICY                                   48
             ------------------------------------------------------
             Dates and prices at which policy events occur      48
             Policy issuance                                    49
             Ways to make premium and loan payments             49
             Assigning your policy                              49
             You can change your policy's insured person        49


     Requirements for surrender requests                                50
     Gender-neutral policies                                            50
     Future policy exchanges                                            50
     Broker transaction authority                                       50

     ----------------------------------------------------------------------
     12. MORE INFORMATION ABOUT OTHER MATTERS                           51
     ----------------------------------------------------------------------
     About the general account                                          51
     Transfers of your policy account value                             51
     Telephone and Internet requests                                    52
     Cybersecurity                                                      53
     Suicide and certain misstatements                                  53
     When we pay policy proceeds                                        53
     Changes we can make                                                53
     Reports we will send you                                           54
     Distribution of the policies                                       54
     Legal proceedings                                                  56

     ----------------------------------------------------------------------
     13.FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE   57
     ----------------------------------------------------------------------

     ----------------------------------------------------------------------
     14. PERSONALIZED ILLUSTRATIONS                                     58
     ----------------------------------------------------------------------
     Illustrations of policy benefits                                   58

     ----------------------------------------------------------------------
     REQUESTING MORE INFORMATION                                        59
     ----------------------------------------------------------------------
       Statement of Additional information
       Table of contents                                                59
     ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                      PAGE

                   Administrative Office                 15
                   age                                   49
                   Allocation Date                        7
                   alternative death benefit              8
                   amount at risk                        45
                   anniversary                           48
                   assign; assignment                    49
                   automatic transfer service         27,48
                   AXA Equitable                         14
                   AXA Equitable Access Account          43
                   AXA Financial, Inc.                   14
                   basis                                 33
                   beneficiary                           43
                   business day                          48
                   Cash Surrender Value                  31
                   Code                                  32
                   collateral                            29
                   cost of insurance charge              45
                   cost of insurance rates               45
                   customer loyalty credit               43
                   day                                   48
                   default                                5
                   disruptive transfer activity          51
                   face amount                            7
                   five-year no-lapse guarantee        6,38
                   grace period                           5
                   guaranteed interest option             7
                   guarantee premium                      6
                   Guaranteed Interest Account            7
                   Incentive Life(R) '06                  1
                   insured person                         1
                   Internet                              15
                   investment funds                       7
                   investment option                      1
                   issue date                            49
                   lapse                                  5
                   loan extension                        30
                   loan, loan interest                   29
                   Long Term Care Services/SM/ Rider     34
                   market timing                         51


                                                     PAGE

                    modified endowment contract         32
                    month, year                         49
                    monthly deduction                   13
                    net cash surrender value            31
                    net policy account value             5
                    Option A, B                          7
                    our                                  2
                    owner                                2
                    paid up                              6
                    paid up death benefit guarantee     31
                    partial withdrawal                  31
                    payment option                      43
                    planned initial premium              5
                    planned periodic premium             5
                    policy                               1
                    policy account value                26
                    Portfolio                            1
                    premium payments                     5
                    prospectus                           1
                    rebalancing                         28
                    receive                             48
                    restore, restoration                33
                    riders                            1, 5
                    SEC                                  1
                    Separate Account FP                 15
                    state                                2
                    subaccount                          15
                    surrender                           31
                    surrender charge                 12,44
                    target premium                      44
                    transfers                           27
                    Trusts                               1
                    units                               26
                    unit values                         15
                    us                                   2
                    variable investment option           1
                    we                                   2
                    withdrawal                          31
                    you, your                            2

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life(R) '06 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(R) '06 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(R) '06 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(R) '06 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
--------------------------------------------------------------------------------

LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments to you that would exceed those limits.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

If at any time your policy account value is high enough that the "alternative higher death benefit" discussed later in this section would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain the five-year no-lapse guarantee, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate during the first five years" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT OR (II) TO MAINTAIN THE FIVE-YEAR NO-LAPSE GUARANTEE THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The five-year no-lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE DURING THE FIRST FIVE
YEARS

You can generally guarantee that your policy will not terminate for the first five policy years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums"and they will be set forth on page 3 of your policy. We call this guarantee against termination our "no lapse guarantee." In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

..   You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the five-year no lapse guarantee" under "More information about policy benefits" later in this prospectus); and

..   Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

--------------------------------------------------------------------------------
IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE DURING THE FIRST FIVE POLICY YEARS, EVEN IF THE
VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services/SM/ Rider at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER

In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services/SM/ Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date").

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will reallocate that investment in accordance with your premium

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(R) '06 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.)
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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----------------------------------------------------
    AGE:*  40 AND UNDER  45    50   55   60    65
----------------------------------------------------
       %:      250%     215%  185% 150% 130%  120%
----------------------------------------------------
     AGE:         70    75-90  91   92   93  94-OVER
----------------------------------------------------
       %:      115%     105%  104% 103% 102%  101%
----------------------------------------------------

*  For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the Incentive Life(R) '06 policy to satisfy the definition of "life insurance contract" under
Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, the cash value accumulation test or the guideline premium/cash value corridor test. Only the guideline premium/cash value corridor test applies to the Incentive Life(R) '06 policy. Under the guideline premium requirement, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the policy. Under the cash value corridor requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy account value specified in Section 7702(c) of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have had your policy in force at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

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SUBJECT TO CERTAIN RESTRICTIONS YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION.
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CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below $100,000. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 80, if the paid up death benefit guarantee is in effect or your policy is on loan extension. Also, changes from Option A to Option B may cause certain policy benefits to be unavailable.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option B to Option A any time after the second policy year and before the policy anniversary nearest the insured's 100/th/ birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under your policy while the Long Term Care Services/SM /Rider is in effect. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or
(iii) your policy is on loan extension. Also, we will not approve a face amount increase if the insured person has reached age 81 or you have elected the accounting benefit endorsement. Moreover, we will not approve a face amount increase while the Long Term Care Services/SM/ Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same or better underwriting classification. An additional ten-year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any five-year no lapse guarantee, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay".

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE(R) '06 VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life(R) '06 was primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. Incentive Life(R) '06 was available for issue ages 0 to 85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

2. Risk/benefit summary: Charges and expenses you will pay

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TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

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 TRANSACTION FEES
-----------------------------------------------------------------------------------
 CHARGE                   WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
-----------------------------------------------------------------------------------
PREMIUM CHARGE            From each premium               6% of each premium/(1)/
SURRENDER (TURNING IN)    Upon surrender                  Initial surrender charge
OF YOUR POLICY DURING                                     per $1,000 of initial
ITS FIRST 10 YEARS OR                                     base policy face amount
THE FIRST 10 YEARS AFTER                                  or per $1,000 of
YOU HAVE REQUESTED AN                                     requested base policy
INCREASE IN YOUR                                          face amount
POLICY'S FACE AMOUNT/(3)/                                 increase:/(2)/
                                                          Highest: $47.91
                                                          Lowest: $10.96
                                                          Representative:
                                                          $19.21/(4)/
REQUEST A DECREASE IN     Effective date of the decrease  A pro rata portion of
YOUR POLICY'S FACE AMOUNT                                 the charge that would
                                                          apply to a full
                                                          surrender at the time of
                                                          the decrease.
TRANSFERS AMONG           Upon transfer                   $25 per transfer./(5)/
INVESTMENT OPTIONS
ADDING A LIVING BENEFITS  At the time of the transaction  $100 (if elected after
RIDER                                                     policy issue)
EXERCISE OF OPTION TO     At the time of the transaction  $250
RECEIVE A "LIVING
BENEFIT"

SPECIAL SERVICES CHARGES

..   Wire transfer         At the time of the transaction  Current and Maximum
    charge/(6)/                                           Charge: $90

..   Express mail          At the time of the transaction  Current and Maximum
    charge/(6)/                                           Charge: $35

..   Policy illustration   At the time of the transaction  Current and Maximum
    charge/(7)/                                           Charge: $25

..   Duplicate policy      At the time of the transaction  Current and Maximum
    charge/(7)/                                           Charge: $35

..   Policy history        At the time of the transaction  Current and Maximum
    charge/(7)(8)/                                        Charge: $50

..   Charge for returned   At the time of the transaction  Current and Maximum
    payments/(7)/                                         Charge: $25
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This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.
-----------------------------------------------------------------------------------

 PERIODIC CHARGES OTHER
 THAN UNDERLYING TRUST
 PORTFOLIO OPERATING
 EXPENSES
--------------------------------------------------------------------------------------------------------
 CHARGE                   WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------
ADMINISTRATIVE            Monthly                  (1)Policy Year
CHARGE/(9)/                                                                   Amount deducted

                                                      1                       $20

                                                      2+                      $15
--------------------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

-----------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING
 TRUST PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------
 CHARGE                            WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------

                                                            plus
                                                            (2)Charge per $1,000 of the initial
                                                               base policy face amount and any
                                                               requested base policy face amount
                                                               increase that exceeds the highest
                                                               previous face amount:
                                                              Policy Years 1-10 (and any 10 year
                                                              period following a face amount
                                                              increase):
                                                              Highest: $0.30
                                                              Lowest: $0.06
                                                              Representative: $0.07/(4)/
COST OF INSURANCE CHARGE/(9)(10)/  Monthly                  Chargeper $1,000 of the amount for
                                                                  which we are at risk:/(11)/
                                                            Highest:$83.34
                                                            Lowest:$0.06
                                                            Representative:$0.14/(12)/

MORTALITY AND EXPENSE RISK CHARGE   Monthly  Policy Year     Annual % of
                                             1-10            your value in
                                             11+             our variable
                                                             investment
                                                             options
                                                             1.00%
                                                             0.50%

LOAN INTEREST SPREAD/(13)/   On each policy anniversary (or on loan  1%of loan amount.
                             termination, if earlier)
OPTIONAL RIDER CHARGES       While the rider is in effect
CHILDREN'S TERM INSURANCE    Monthly                                 Charge per $1,000
                                                                     of rider benefit
                                                                     amount:
                                                                     $0.50
DISABILITY DEDUCTION WAIVER  Monthly                                 Percentage of all
                                                                     other monthly
                                                                     charges:
                                                                     Highest: 132%
                                                                     Lowest: 7%
                                                                     Representative:
                                                                     12%/(12)/
DISABILITY PREMIUM WAIVER    Monthly                                 Charge for
                                                                     disability premium
                                                                     waiver per $1,000
                                                                     of benefit for
                                                                     which such rider is
                                                                     purchased:/(14)/
                                                                       Initial base
                                                                       policy face
                                                                       amount:/(15)/
                                                                       Highest: $0.69
                                                                       Lowest: $0.02
                                                                       Representative:
                                                                       $0.07/(12)/
                                                                       Children's term
                                                                       insurance:
                                                                       Highest: $0.03
                                                                       Lowest: $0.01
                                                                       Representative:
                                                                       $0.01/(12)/
                                                                       Long Term Care
                                                                       Services/SM/
                                                                       Rider:
                                                                       Highest: $0.02
                                                                       Lowest: $0.0009
                                                                       Representative:
                                                                       $0.003/(12)/
LONG-TERM CARE SERVICES/SM/  Monthly                                 Charge per $1,000
RIDER                                                                of the amount for
                                                                     which we are at
                                                                     risk:/(16)/
                                                                     Highest: $1.18
                                                                     Lowest: $0.08
                                                                     Representative:
                                                                     $0.22/(17)/
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(1)Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. If your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount.
(2)If your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" later in this prospectus).
(3)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(4)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.
(5)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(6)Unless you specify otherwise, this charge will be deducted from the amount you request.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(7)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(8)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(9)Not applicable after the insured person reaches age 100.
(10)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(11)Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.
(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(14)Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, any children's term insurance and/or any Long Term Care Services/SM/ Rider that you have added to your policy and to any base policy face amount increases.
(15)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.
(16)Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.
(17)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


---------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or  Lowest Highest
other expenses)/(1)/                                                                        0.61% 2.09%
---------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                               0.61%  1.58%
-----------------------------------------------------------------------------------------------------------------------------



   (*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets VIP Fund.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the paid-up death benefit guarantee is in effect, we will allocate the deduction among your investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy holders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. Who is AXA Equitable?


--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among Investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from

                             WHO IS AXA EQUITABLE?

Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(R) '06 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life(R) '06 and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS


------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current     .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         income.                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and          .   AXA Equitable Funds Management       (check mark)
  CONSERVATIVE-PLUS  growth of capital, with a greater                Group, LLC
  ALLOCATION         emphasis on current income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income, with a          Group, LLC
                     greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.




----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                              INVESTMENT MANAGER
 CLASS IB SHARES                                                (OR SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  AS APPLICABLE)                     MANAGEMENT
----------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and   AXA Equitable Funds Management
  AGGRESSIVE - ALT   current income, with a greater emphasis       Group, LLC
  25                 on capital appreciation.
----------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and   AXA Equitable Funds Management
  ALT 20             current income.                               Group, LLC
----------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and   AXA Equitable Funds Management
  MODERATE GROWTH -  current income, with a greater emphasis       Group, LLC
  ALT 15             on current income.
----------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                     returns and managing volatility in the        Group, LLC
                     Portfolio.                                 BlackRock Investment
                                                                   Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                     returns and managing volatility in the        Group, LLC
                     Portfolio.                                 BlackRock Investment
                                                                   Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                     returns and managing volatility in the        Group, LLC
                     Portfolio.                                 BlackRock Investment
                                                                   Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of       AllianceBernstein L.P.
  GROWTH             capital.
----------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-        Group, LLC
                     adjusted returns and managing volatility   BlackRock Investment
                     in the Portfolio.                             Management, LLC
                                                                Morgan Stanley Investment
                                                                   Management Inc.
                                                                OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       AXA Equitable Funds Management     (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted     Group, LLC
  VOLATILITY         returns and managing volatility in the     BlackRock Investment
                     Portfolio.                                    Management, LLC
                                                                EARNEST Partners, LLC
                                                                Massachusetts Financial Services
                                                                   Company d/b/a MFS Investment
                                                                   Management
                                                                Federated Global Investment
                                                                   Management Corp.
----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                              INVESTMENT MANAGER
 CLASS IB SHARES                                                (OR SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  AS APPLICABLE)                     MANAGEMENT
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                     returns and managing volatility in the        Group, LLC
                     Portfolio.                                 BlackRock Investment
                                                                   Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  AXA Equitable Funds Management     (check mark)
  VALUE MANAGED      term growth of income, accompanied by         Group, LLC
  VOLATILITY         growth of capital with an emphasis on      BlackRock Investment
                     risk-adjusted returns and managing            Management, LLC
                     volatility in the Portfolio.               Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of       AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted     Group, LLC
                     returns and managing volatility in the     BlackRock Investment
                     Portfolio.                                    Management, LLC
                                                                Capital Guardian Trust Company
                                                                Vaughan Nelson Investment
                                                                   Management
                                                                Thornburg Investment
                                                                   Management, Inc.
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth  AXA Equitable Funds Management     (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns     Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.  BlackRock Investment
                                                                   Management, LLC
                                                                Loomis, Sayles & Company, L.P.
                                                                T. Rowe Price Associates, Inc.
                                                                Wells Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                     returns and managing volatility in the        Group, LLC
                     Portfolio.                                 BlackRock Investment
                                                                   Management, LLC
                                                                Massachusetts Financial Services
                                                                   Company d/b/a MFS Investment
                                                                   Management
----------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.     Loomis, Sayles & Company, L.P.
  GROWTH
----------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital         AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk         Group, LLC
                     adjusted returns and managing volatility   BlackRock Investment
                     in the Portfolio.                             Management, LLC
                                                                Diamond Hill Capital
                                                                   Management, Inc.
                                                                Wellington Management
                                                                   Company, LLP
----------------------------------------------------------------------------------------------------------------
AXA SMARTBETA        Seeks to achieve long-term capital         AXA Rosenberg Management, LLC
  EQUITY/(1)/        appreciation.
----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and  BlackRock Investment
  VALUE EQUITY       secondarily, income.                          Management, LLC
----------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS   Seeks a combination of growth and          Boston Advisors, LLC
  EQUITY INCOME      income to achieve an above-average and
                     consistent total return.
----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                   INVESTMENT MANAGER
 CLASS IB SHARES                                                     (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                       AS APPLICABLE)                      MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital              Calvert Investment Management
  RESPONSIBLE        appreciation.                                      Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of            Capital Guardian Trust Company
  RESEARCH           capital.
--------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before          AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
--------------------------------------------------------------------------------------------------------------------
EQ/CONVERTIBLE       Seeks a high level of total return.             AXA Equitable Funds Management
  SECURITIES/(1)/                                                       Group, LLC
                                                                     Palisade Capital Management,
                                                                        L.L.C.
--------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before          SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Barclays Intermediate
                     U.S. Government/Credit Bond Index,
                     including reinvestment of dividends, at a risk
                     level consistent with that of the Barclays
                     Intermediate U.S. Government/Credit Bond
                     Index.
--------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before          AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Price Index.
--------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.          GAMCO Asset Management, Inc.
  AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.         GAMCO Asset Management, Inc.
  COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and             AXA Equitable Funds Management
                     current income.                                    Group, LLC
                                                                     BlackRock Investment
                                                                        Management, LLC
                                                                     First International Advisors, LLC
                                                                     Wells Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before          AXA Equitable Funds Management
  GOVERNMENT BOND    expenses that approximates the total return        Group, LLC
                     performance of the Barclays U.S.                SSgA Funds Management, Inc.
                     Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Barclays U.S. Intermediate Government
                     Bond Index.
--------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                    INVESTMENT MANAGER
 CLASS IB SHARES                                                      (OR SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                        AS APPLICABLE)                     MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before          AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total
                     return performance of a composite index
                     comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX
                     Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     composite index.
--------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and              Invesco Advisers, Inc.
                     income.
--------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital               J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                       Management Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before           AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before           SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.           Massachusetts Financial Services
  INTERNATIONAL                                                          Company d/b/a MFS Investment
  GROWTH                                                                 Management
--------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(2)/ Seeks to obtain a high level of current          The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                 Morgan Stanley Investment
  MID CAP GROWTH                                                         Management Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          Pacific Investment Management
  SHORT BOND         traditional money market products while             Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             AllianceBernstein L.P.
                     consistent with moderate risk to capital.        AXA Equitable Funds Management
                                                                         Group, LLC
                                                                      Pacific Investment Management
                                                                         Company LLC
--------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible        AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                               INVESTMENT MANAGER
 CLASS IB SHARES                                                 (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                   AS APPLICABLE)                      MANAGEMENT
----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital          T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through       UBS Global Asset Management
  INCOME             capital appreciation with income as a          (Americas) Inc.
                     secondary consideration.
----------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital          Wells Capital Management, Inc.
  OMEGA GROWTH       growth.
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    AXA Equitable Funds Management
                                                                    Group, LLC
                                                                 ClearBridge Investments, LLC
                                                                 Scotia Institutional Asset
                                                                    Management US, Ltd.
                                                                 T. Rowe Price Associates, Inc.
                                                                 Westfield Capital Management
                                                                    Company, L.P.
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  AXA Equitable Funds Management
  BOND               income and capital appreciation,               Group, LLC
                     consistent with a prudent level of risk.    BlackRock Financial Management,
                                                                    Inc.
                                                                 DoubleLine Capital LP
                                                                 Pacific Investment Management
                                                                    Company LLC
                                                                 SSgA Funds Management, Inc.
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        AllianceBernstein L.P.
  CAP GROWTH         capital.                                    AXA Equitable Funds Management
                                                                    Group, LLC
                                                                 BlackRock Investment
                                                                    Management, LLC
                                                                 Franklin Advisers, Inc.
                                                                 Wellington Management
                                                                    Company, LLP
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        AXA Equitable Funds Management
  CAP VALUE          capital.                                       Group, LLC
                                                                 BlackRock Investment
                                                                    Management, LLC
                                                                 Diamond Hill Capital
                                                                    Management, Inc.
                                                                 Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                                    AXA Equitable Funds Management
                                                                    Group, LLC
                                                                 SSgA Funds Management, Inc.
                                                                 Wellington Management
                                                                    Company, LLP
----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Invesco Asset Management
                                                                                   Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.


---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.


------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY                                                                       (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------


 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


 VANECK VIP TRUST --                                                             INVESTMENT MANAGER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------


(1)This Portfolio will be available on or about May 20, 2016, subject to regulatory approval.
(2)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in
(ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless the paid up death benefit guarantee is in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee is in effect. For more information, see "Paid up death benefit guarantee" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.


CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.


See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or


..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.


For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.


We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. The guaranteed interest option is not an available investment option with the asset rebalancing service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.


LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.


Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life(R) '06 policies in 2005, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the five-year guarantee against lapse to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

                             ACCESSING YOUR MONEY

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75/th/ birthday, but not earlier than the 20/th/ policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   No future allocations or transfers to the investment options will be accepted.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.


Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue

                             ACCESSING YOUR MONEY

Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM/ Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. We will not deduct a charge for making a partial withdrawal.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the five-year no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the five-year no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long Term Care Services/SM/ Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(R) '06 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.


The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or selection of additional rider benefits or certain other changes.


If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.


A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You

                                TAX INFORMATION
should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.


If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally a policy loan form will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.



TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

                                TAX INFORMATION

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.


LONG TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.


Charges for the Long Term Care Services/SM/ Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. The Long Term Care Services/SM/ Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

                                TAX INFORMATION

TAX SHELTER REGULATIONS. Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.45 million in 2016). A portability rule generally permits a surviving spouse to elect to carryover the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2016, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5.45 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement
Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

                                TAX INFORMATION

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S. source income. We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Even though this section in the prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

2009 OR LATER INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES

In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004-61 as modified by Notice 2006-95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary
(CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the

                                TAX INFORMATION
new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. Unless or until we receive further guidance, certain ratings changes and a request for a substitution of the insured will not be permitted. There can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.


For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.


You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR THE FIVE-YEAR NO-LAPSE GUARANTEE


We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. We refer to this guarantee as our "five-year no-lapse guarantee" and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary:
Policy features, benefits and risks," earlier in this prospectus.


GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the five-year no-lapse guarantee and guarantee premiums for any optional riders that are then available under your policy. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the five-year no-lapse guarantee is set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond the first five policy years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 99;

..   you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a living benefits rider or the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus);

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to reallocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the Long Term Care Services/SM/ Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals and full surrender)" under "Tax Information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. Currently, you would be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. The remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option would not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

..   Long Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   disability premium waiver -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday for all AXA Equitable affiliates' policies in-force and applied for. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider (See "You can change your policy's insured person" under "More information about procedures that apply to your policy")

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

..   living benefits rider (See "Your option to receive a terminal illness living benefit" under "Accessing your money")

..   accounting benefit endorsement (See below)

..   paid up death benefit guarantee endorsement (See "Paid up death benefit guarantee" under "More information about policy features and benefits.")

..   loan extension endorsement (See "Loan extension" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

ACCOUNTING BENEFIT ENDORSEMENT

Subject to the conditions discussed below and state availability, AXA Equitable offered an endorsement to your policy (the "Endorsement") that refunded or waived all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within the first five policy years.

Under our current rules, the Endorsement was offered where the following conditions were met:

..   policies were corporately owned, e.g., by endorsement "split-dollar" or collaterally assigned "split dollar;"

..   the persons proposed to be insured were deemed by us to be "highly compensated" individuals;

..   the minimum initial premium under each policy was remitted to AXA Equitable by the employer; and

..   the aggregate annualized first year planned periodic premium was at least
    $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies are issued.

Eligible cases were issued with the accounting benefit endorsement unless the policy owner requested us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policy owners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:

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               SURRENDER IN POLICY                 PERCENT OF PREMIUM  PERCENT OF SURRENDER
                      YEAR                         DEDUCTION REFUNDED*    CHARGES WAIVED
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                        1                                 100%                 100%
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                        2                                 67%                  80%
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                        3                                 33%                  60%
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                        4                                 0%                   40%
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                        5                                 0%                   20%
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                   6 and later                            0%                   0%
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* The mortality and expense risks charge and other monthly charges are not refunded.

For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

..   67% of the charges that had been deducted from premiums (i.e., the premium charge); and

..   80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced, nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy nor does it affect the calculations to determine whether your policy will lapse or terminate. The Endorsement may affect, however, the calculations to determine whether your policy satisfies the definition of "life insurance contract" under Section 7702 of the Code. In some cases, this may result in the payment of a higher death benefit in the first three policy years where it is necessary to satisfy tax law requirements.

Face amount increases are not available while this endorsement is in effect. We offer products designed specifically for this marketplace. You can contact us to find out more about any other AXA Equitable insurance policy.

LONG TERM CARE SERVICES/SM/ RIDER/(1)/

In states where approved, an optional rider could be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services./(2)/ Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.
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(1)In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.
(2)For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period", as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long Term Care Services/SM/ Rider. See "Tax treatment of living benefits rider or Long Term Care Services/SM/ Rider under the policy with the applicable rider" earlier in this prospectus for more information.

We will pay up to the long-term care specified amount for qualified long-term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from AXA Equitable and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company of America and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value, and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned Policy Account Value will not be reduced by more than the accumulated benefit lien amount.

.. ELIMINATION PERIOD. The Long Term Care Services/SM/ Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

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4. the date the accumulated benefit lien amount equals the current long-term care specified amount;

5. the date you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7. the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against the policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4. The maximum monthly benefit will not be reduced.

5. Any actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7. the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long-term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services/SM/ Rider, see "Tax Treatment of living benefits rider or Long Term Care Services/SM/ Rider under a policy with the applicable rider" earlier in this prospectus.

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CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans. The credit begins in the policy's 9th year. The percentage credit is currently at an annual rate as described in the chart below depending upon the issue age of the insured as follows:

     ---------------------------------------------------------------------
     ISSUE  25 &
      AGE  YOUNGER  26    27   28    29   30    31   32    33   34
     ---------------------------------------------------------------------
             .25%  .245% .24% .235% .23% .225% .22% .215% .21% .205%
     ---------------------------------------------------------------------
     ISSUE                                                           45 &
      AGE    35     36    37   38    39   40    41   42    43   44   OLDER
     ---------------------------------------------------------------------
             .20%  .195% .19% .185% .18% .175% .17% .165% .16% .155%  .15%
     ---------------------------------------------------------------------

This credit is not guaranteed.

VARIATIONS AMONG INCENTIVE LIFE(R) '06 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life(R) '06 where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(R) '06. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds.
AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


A beneficiary residing outside of the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.


If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit and the beneficiary so elects, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since these policies are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by mailing it to our Administrative Office with a written request to cancel within 10 days after you receive it (or such longer period as required under state law). Your cancellation request must be postmarked within 10 days of receipt and your coverage will terminate as of the date of the postmark.

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the date the policy was returned, plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest.

Your policy will set forth the length of your "free look" period.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. In addition, if your policy includes the accounting benefit endorsement, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.96 and $47.91 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the accounting benefit endorsement, the surrender charges are reduced (see "Accounting benefit endorsement" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

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.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $15. In addition, we deduct between $0.06 and $0.30 per $1,000 of your initial base policy face amount and any face amount increase at the beginning of each policy month in the first ten policy years and any 10 year period following a face amount increase. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.06 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '06 policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(R) '06 policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

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Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy's variable investment options during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1-10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.69 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the Long Term Care Services/SM/ Rider, we will deduct an amount between $0.0009 and $0.02. These amounts are in addition to the charges for the riders themselves.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. LONG TERM CARE SERVICES/SM/ RIDER. If you chose this rider on a guaranteed basis, we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges to this rider are lower than the maximum monthly charges.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   changes in form of death benefit payment

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. This could change the current interest rate for the guaranteed interest option.


We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date. Before this date, your initial premium will be held in a non-interest bearing account. If we move your register date as described in the second bullet under "Policy issuance," above, we will also move your investment start date and/or interest crediting date to coincide with the register date.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless
(1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS


CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."


We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

NOTE: Notwithstanding the information further below, based upon our current understanding of federal tax rules at the time this prospectus was prepared, we are not permitting changes of a policy's insured person. For further information, please see "2009 or later

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. The following information, therefore, does not apply, absent IRS guidance that would permit such changes.

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long-Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 1980 CSO table. See "2009 or later increases in benefits or coverage, addition of riders, or certain other policy changes" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.




GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(R) '06 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(R) '06 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(R) '06 policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for our automatic transfer service or asset rebalancing service in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA
Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. AXA Equitable may terminate any such authorization at any time without prior notice.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT THE GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio

                     MORE INFORMATION ABOUT OTHER MATTERS
performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policyholders)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

..   change of beneficiary(ies)


For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.


If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S., Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

                     MORE INFORMATION ABOUT OTHER MATTERS

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life(R) '06 from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable

                     MORE INFORMATION ABOUT OTHER MATTERS
investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.


Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.


As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the account value of the policy sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

                     MORE INFORMATION ABOUT OTHER MATTERS

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 120% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.10% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers

                     MORE INFORMATION ABOUT OTHER MATTERS
to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of Separate Account FP and AXA Equitable

--------------------------------------------------------------------------------

The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2015 (or expected to be incurred in 2016, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2015. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Requesting more information


--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2016, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to AXA Equitable            2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2

                                                                      811-04335

Incentive Life(R) '06
An individual flexible premium variable life insurance policy issued by
AXA Equitable Life Insurance Company with variable investment            STATEMENT OF ADDITIONAL INFORMATION DATED
options offered under AXA Equitable's Separate Account FP.               MAY 1, 2016
-------------------------------------------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life(R) '06 prospectus, dated May 1, 2016. The prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of the prospectus is available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 (for U.S. residents) or 1-704-341-7000
(outside of the U.S.) through our AXA Equitable interactive telephone service, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Ways we pay policy proceeds                        2

             Distribution of the policies                       2

             Underwriting a policy                              2

             Insurance regulation that applies to AXA Equitable 2

             Custodian and independent registered public
               accounting firm                                  2

             Financial statements                               2


Copyright 2016. AXA Equitable Life Insurance Company, New York, New York 10104.

All rights reserved. Incentive Life(R) '06 is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                                                         #41209

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2015, 2014 and 2013, AXA Advisors was paid an administrative services fee of $0, $325,380 and $325,380, respectively. AXA Equitable paid AXA Advisors as the distributors of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $560,399,960 in 2015, $571,445,806 in 2014 and
$577,490,356 in 2013. Of these amounts, for each of these three years, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors, (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013. Of these amounts, for each of these three years, AXA Distributors (or EDI, as applicable) retained $0, $0 and $16,033,494, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 1980 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Department of Financial Services. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015..............  F-3
   Statements of Operations for the Year Ended December 31, 2015........ F-35
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014......................................... F-54
   Notes to Financial Statements........................................ F-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013...................................  F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013......................................................  F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................  F-6
   Notes to Consolidated Financial Statements...........................  F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015


                                                                                            ALL ASSET
                                                            ALL ASSET        ALL ASSET       MODERATE    AMERICAN CENTURY VP
                                                        AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15* MID CAP VALUE FUND
                                                        ------------------ -------------- -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $4,685,801      $17,513,641     $5,896,538       $33,846,829
Receivable for shares of the Portfolios sold...........             --               --             --           264,222
Receivable for policy-related transactions.............          7,959            2,403         17,745                --
                                                            ----------      -----------     ----------       -----------
   Total assets........................................      4,693,760       17,516,044      5,914,283        34,111,051
                                                            ----------      -----------     ----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          7,945            2,403         17,740                --
Payable for policy-related transactions................             --               --             --           264,222
                                                            ----------      -----------     ----------       -----------
   Total liabilities...................................          7,945            2,403         17,740           264,222
                                                            ----------      -----------     ----------       -----------
NET ASSETS.............................................     $4,685,815      $17,513,641     $5,896,543       $33,846,829
                                                            ==========      ===========     ==========       ===========

NET ASSETS:
Accumulation unit values...............................     $4,685,815      $17,513,243     $5,896,543       $33,841,651
Retained by AXA Equitable in Separate Account FP.......             --              398             --             5,178
                                                            ----------      -----------     ----------       -----------
TOTAL NET ASSETS.......................................     $4,685,815      $17,513,641     $5,896,543       $33,846,829
                                                            ==========      ===========     ==========       ===========

Investments in shares of the Portfolios, at cost.......     $5,035,324      $18,772,331     $6,221,963       $33,890,660
The Portfolios shares held
   Class B.............................................        422,044          979,521        564,430                --
   Class II............................................             --               --             --         1,839,502
   Class 4.............................................             --               --             --                --

                                                            AMERICAN FUNDS
                                                         INSURANCE SERIES(R)      AMERICAN FUNDS
                                                             GLOBAL SMALL       INSURANCE SERIES(R)
                                                        CAPITALIZATION FUND/SM/  NEW WORLD FUND(R)
                                                        ----------------------  -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.       $3,590,737            $6,031,453
Receivable for shares of the Portfolios sold...........               --                    --
Receivable for policy-related transactions.............              231                10,756
                                                              ----------            ----------
   Total assets........................................        3,590,968             6,042,209
                                                              ----------            ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              231                10,707
Payable for policy-related transactions................               --                    --
                                                              ----------            ----------
   Total liabilities...................................              231                10,707
                                                              ----------            ----------
NET ASSETS.............................................       $3,590,737            $6,031,502
                                                              ==========            ==========

NET ASSETS:
Accumulation unit values...............................       $3,590,489            $6,031,501
Retained by AXA Equitable in Separate Account FP.......              248                     1
                                                              ----------            ----------
TOTAL NET ASSETS.......................................       $3,590,737            $6,031,502
                                                              ==========            ==========

Investments in shares of the Portfolios, at cost.......       $3,917,875            $6,967,333
The Portfolios shares held
   Class B.............................................               --                    --
   Class II............................................               --                    --
   Class 4.............................................          148,931               322,710

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA 400 MANAGED AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                        --------------- --------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $3,159,975      $5,680,004       $2,283,928     $134,821,390
Receivable for shares of the Portfolios sold...........           --              --               --           42,043
Receivable for policy-related transactions.............          280             599            1,795               --
                                                          ----------      ----------       ----------     ------------
   Total assets........................................    3,160,255       5,680,603        2,285,723      134,863,433
                                                          ----------      ----------       ----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          250             548            1,774               --
Payable for policy-related transactions................           --              --               --           42,043
                                                          ----------      ----------       ----------     ------------
   Total liabilities...................................          250             548            1,774           42,043
                                                          ----------      ----------       ----------     ------------
NET ASSETS.............................................   $3,160,005      $5,680,055       $2,283,949     $134,821,390
                                                          ==========      ==========       ==========     ============

NET ASSETS:
Accumulation unit values...............................   $3,160,005      $5,680,055       $2,283,949     $134,771,854
Retained by AXA Equitable in Separate Account FP.......           --              --               --           49,536
                                                          ----------      ----------       ----------     ------------
TOTAL NET ASSETS.......................................   $3,160,005      $5,680,055       $2,283,949     $134,821,390
                                                          ==========      ==========       ==========     ============

Investments in shares of the Portfolios, at cost.......   $3,317,020      $5,571,761       $2,432,576     $135,173,684
The Portfolios shares held
   Class A.............................................           --              --               --        5,607,380
   Class B.............................................      168,502         303,380          134,202        7,551,959

                                                        AXA BALANCED AXA CONSERVATIVE
                                                         STRATEGY*     ALLOCATION*
                                                        ------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $24,206,957    $33,058,345
Receivable for shares of the Portfolios sold...........          --         50,127
Receivable for policy-related transactions.............      30,873             --
                                                        -----------    -----------
   Total assets........................................  24,237,830     33,108,472
                                                        -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      30,873             --
Payable for policy-related transactions................          --         50,127
                                                        -----------    -----------
   Total liabilities...................................      30,873         50,127
                                                        -----------    -----------
NET ASSETS............................................. $24,206,957    $33,058,345
                                                        ===========    ===========

NET ASSETS:
Accumulation unit values............................... $24,206,956    $33,055,654
Retained by AXA Equitable in Separate Account FP.......           1          2,691
                                                        -----------    -----------
TOTAL NET ASSETS....................................... $24,206,957    $33,058,345
                                                        ===========    ===========

Investments in shares of the Portfolios, at cost....... $23,574,368    $34,382,493
The Portfolios shares held
   Class A.............................................          --      2,606,309
   Class B.............................................   1,752,927        953,105

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                        GROWTH STRATEGY*    STRATEGY*          ALLOCATION*
                                                        ---------------- ---------------- ---------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $5,539,156       $2,426,766         $32,007,291
Receivable for shares of the Portfolios sold...........            --               --                  --
Receivable for policy-related transactions.............         1,516               --              33,654
                                                           ----------       ----------         -----------
   Total assets........................................     5,540,672        2,426,766          32,040,945
                                                           ----------       ----------         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         1,516               --              33,654
Payable for policy-related transactions................            --               --                  --
                                                           ----------       ----------         -----------
   Total liabilities...................................         1,516               --              33,654
                                                           ----------       ----------         -----------
NET ASSETS.............................................    $5,539,156       $2,426,766         $32,007,291
                                                           ==========       ==========         ===========

NET ASSETS:
Accumulation unit values...............................    $5,539,150       $2,426,766         $32,004,603
Retained by AXA Equitable in Separate Account FP.......             6               --               2,688
                                                           ----------       ----------         -----------
TOTAL NET ASSETS.......................................    $5,539,156       $2,426,766         $32,007,291
                                                           ==========       ==========         ===========

Investments in shares of the Portfolios, at cost.......    $5,405,259       $2,419,276         $33,121,807
The Portfolios shares held
   Class A.............................................            --               --           1,866,889
   Class B.............................................       421,152          207,070           1,515,747

                                                                                        AXA INTERNATIONAL
                                                         AXA GLOBAL EQUITY  AXA GROWTH    CORE MANAGED
                                                        MANAGED VOLATILITY* STRATEGY*      VOLATILITY*
                                                        ------------------- ----------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $138,554,356     $42,615,016    $60,451,548
Receivable for shares of the Portfolios sold...........              --              --          6,850
Receivable for policy-related transactions.............         127,567         119,741             --
                                                           ------------     -----------    -----------
   Total assets........................................     138,681,923      42,734,757     60,458,398
                                                           ------------     -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         127,567         119,741             --
Payable for policy-related transactions................              --              --          6,850
                                                           ------------     -----------    -----------
   Total liabilities...................................         127,567         119,741          6,850
                                                           ------------     -----------    -----------
NET ASSETS.............................................    $138,554,356     $42,615,016    $60,451,548
                                                           ============     ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $138,512,478     $42,615,016    $60,384,608
Retained by AXA Equitable in Separate Account FP.......          41,878              --         66,940
                                                           ------------     -----------    -----------
TOTAL NET ASSETS.......................................    $138,554,356     $42,615,016    $60,451,548
                                                           ============     ===========    ===========

Investments in shares of the Portfolios, at cost.......    $118,012,935     $40,995,719    $62,551,980
The Portfolios shares held
   Class A.............................................       1,963,319              --      1,572,771
   Class B.............................................       7,614,179       2,759,267      5,054,187

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                            AXA INTERNATIONAL    AXA LARGE     AXA LARGE CAP
                                                         AXA INTERNATIONAL    VALUE MANAGED   CAP CORE MANAGED GROWTH MANAGED
                                                        MANAGED VOLATILITY*    VOLATILITY*      VOLATILITY*     VOLATILITY*
                                                        ------------------- ----------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $1,907,552         $78,588,076      $26,207,406     $240,712,316
Receivable for shares of the Portfolios sold...........             --                  --           11,946               --
Receivable for policy-related transactions.............            253              20,457               --           35,095
                                                            ----------         -----------      -----------     ------------
   Total assets........................................      1,907,805          78,608,533       26,219,352      240,747,411
                                                            ----------         -----------      -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            241              20,457               --           35,066
Payable for policy-related transactions................             --                  --           11,946               --
                                                            ----------         -----------      -----------     ------------
   Total liabilities...................................            241              20,457           11,946           35,066
                                                            ----------         -----------      -----------     ------------
NET ASSETS.............................................     $1,907,564         $78,588,076      $26,207,406     $240,712,345
                                                            ==========         ===========      ===========     ============

NET ASSETS:
Accumulation unit values...............................     $1,907,564         $78,566,207      $26,171,415     $240,592,651
Accumulation nonunitized...............................             --                  --               --               --
Retained by AXA Equitable in Separate Account FP.......             --              21,869           35,991          119,694
                                                            ----------         -----------      -----------     ------------
TOTAL NET ASSETS.......................................     $1,907,564         $78,588,076      $26,207,406     $240,712,345
                                                            ==========         ===========      ===========     ============

Investments in shares of the Portfolios, at cost.......     $2,079,936         $80,113,558      $21,605,461     $152,102,794
The Portfolios shares held
   Class A.............................................             --           1,407,053          475,660        1,529,245
   Class B.............................................        164,370           5,419,838        2,417,226        7,419,394

                                                        AXA LARGE CAP  AXA MID CAP
                                                        VALUE MANAGED VALUE MANAGED
                                                         VOLATILITY*   VOLATILITY*
                                                        ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $378,262,261  $195,057,168
Receivable for shares of the Portfolios sold...........           --            --
Receivable for policy-related transactions.............       53,650       224,357
                                                        ------------  ------------
   Total assets........................................  378,315,911   195,281,525
                                                        ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       16,016       224,357
Payable for policy-related transactions................           --            --
                                                        ------------  ------------
   Total liabilities...................................       16,016       224,357
                                                        ------------  ------------
NET ASSETS............................................. $378,299,895  $195,057,168
                                                        ============  ============

NET ASSETS:
Accumulation unit values............................... $377,978,807  $195,020,631
Accumulation nonunitized...............................      197,360            --
Retained by AXA Equitable in Separate Account FP.......      123,728        36,537
                                                        ------------  ------------
TOTAL NET ASSETS....................................... $378,299,895  $195,057,168
                                                        ============  ============

Investments in shares of the Portfolios, at cost....... $318,802,223  $122,768,205
The Portfolios shares held
   Class A.............................................   17,077,791    12,423,080
   Class B.............................................    8,279,431       814,627

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE   AXA MODERATE   AXA MODERATE-PLUS AXA/AB SMALL
                                                        ALLOCATION*  GROWTH STRATEGY*    ALLOCATION*    CAP GROWTH*
                                                        ------------ ---------------- ----------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $910,231,674   $82,588,080      $412,421,394    $186,772,456
Receivable for shares of the Portfolios sold...........      344,534            --                --         179,874
Receivable for policy-related transactions.............           --        50,576           199,940              --
                                                        ------------   -----------      ------------    ------------
   Total assets........................................  910,576,208    82,638,656       412,621,334     186,952,330
                                                        ------------   -----------      ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        50,576           199,814              --
Payable for policy-related transactions................      934,835            --                --         179,874
                                                        ------------   -----------      ------------    ------------
   Total liabilities...................................      934,835        50,576           199,814         179,874
                                                        ------------   -----------      ------------    ------------
NET ASSETS............................................. $909,641,373   $82,588,080      $412,421,520    $186,772,456
                                                        ============   ===========      ============    ============

NET ASSETS:
Accumulation unit values............................... $906,881,876   $82,588,073      $412,395,816    $186,740,617
Accumulation nonunitized...............................    2,751,139            --                --              --
Retained by AXA Equitable in Separate Account FP.......        8,358             7            25,704          31,839
                                                        ------------   -----------      ------------    ------------
TOTAL NET ASSETS....................................... $909,641,373   $82,588,080      $412,421,520    $186,772,456
                                                        ============   ===========      ============    ============

Investments in shares of the Portfolios, at cost....... $933,156,163   $78,767,066      $412,395,678    $179,168,579
The Portfolios shares held
   Class A.............................................   56,636,233            --        17,533,235       7,342,113
   Class B.............................................   11,237,730     5,548,356        22,192,036       3,738,963
   Class III...........................................           --            --                --              --

                                                        AXA/LOOMIS SAYLES   BLACKROCK GLOBAL
                                                             GROWTH*      ALLOCATION V.I. FUND
                                                        ----------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $25,418,761        $ 9,385,444
Receivable for shares of the Portfolios sold...........         62,406            551,123
Receivable for policy-related transactions.............             --                 --
                                                           -----------        -----------
   Total assets........................................     25,481,167          9,936,567
                                                           -----------        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                 --
Payable for policy-related transactions................         62,406            551,123
                                                           -----------        -----------
   Total liabilities...................................         62,406            551,123
                                                           -----------        -----------
NET ASSETS.............................................    $25,418,761        $ 9,385,444
                                                           ===========        ===========

NET ASSETS:
Accumulation unit values...............................    $25,417,740        $ 9,383,853
Accumulation nonunitized...............................             --                 --
Retained by AXA Equitable in Separate Account FP.......          1,021              1,591
                                                           -----------        -----------
TOTAL NET ASSETS.......................................    $25,418,761        $ 9,385,444
                                                           ===========        ===========

Investments in shares of the Portfolios, at cost.......    $26,205,447        $10,403,608
The Portfolios shares held
   Class A.............................................      1,519,321                 --
   Class B.............................................      2,535,609                 --
   Class III...........................................             --            719,743

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           CHARTER/SM/     CHARTER/SM/ SMALL CHARTER/SM/ SMALL EQ/BLACKROCK BASIC
                                                        MULTI-SECTOR BOND*   CAP GROWTH*       CAP VALUE*        VALUE EQUITY*
                                                        ------------------ ---------------   ---------------   ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $86,602,359       $11,025,562       $26,094,648        $194,843,111
Receivable for shares of the Portfolios sold...........             --             1,810                --             164,696
Receivable for policy-related transactions.............             --                --             1,268                  --
                                                           -----------       -----------       -----------        ------------
   Total assets........................................     86,602,359        11,027,372        26,095,916         195,007,807
                                                           -----------       -----------       -----------        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         11,866                --             1,268                  --
Payable for policy-related transactions................         47,383             1,810                --             164,696
                                                           -----------       -----------       -----------        ------------
   Total liabilities...................................         59,249             1,810             1,268             164,696
                                                           -----------       -----------       -----------        ------------
NET ASSETS.............................................    $86,543,110       $11,025,562       $26,094,648        $194,843,111
                                                           ===========       ===========       ===========        ============

NET ASSETS:
Accumulation unit values...............................    $86,024,782       $11,024,124       $26,039,739        $194,775,830
Accumulation nonunitized...............................        479,006                --                --                  --
Retained by AXA Equitable in Separate Account FP.......         39,322             1,438            54,909              67,281
                                                           -----------       -----------       -----------        ------------
TOTAL NET ASSETS.......................................    $86,543,110       $11,025,562       $26,094,648        $194,843,111
                                                           ===========       ===========       ===========        ============

Investments in shares of the Portfolios, at cost.......    $99,480,089       $ 9,389,456       $22,059,613        $148,353,715
The Portfolios shares held
   Class A.............................................     18,834,712                --           872,670           1,821,766
   Class B.............................................      4,228,196           986,401         1,099,215           7,947,885

                                                        EQ/BOSTON ADVISORS EQ/CALVERT SOCIALLY
                                                          EQUITY INCOME*      RESPONSIBLE*
                                                        ------------------ -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $18,779,463         $1,969,983
Receivable for shares of the Portfolios sold...........         24,827                 --
Receivable for policy-related transactions.............             --              1,343
                                                           -----------         ----------
   Total assets........................................     18,804,290          1,971,326
                                                           -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              1,343
Payable for policy-related transactions................         24,827                 --
                                                           -----------         ----------
   Total liabilities...................................         24,827              1,343
                                                           -----------         ----------
NET ASSETS.............................................    $18,779,463         $1,969,983
                                                           ===========         ==========

NET ASSETS:
Accumulation unit values...............................    $18,778,773         $1,840,332
Accumulation nonunitized...............................             --                 --
Retained by AXA Equitable in Separate Account FP.......            690            129,651
                                                           -----------         ----------
TOTAL NET ASSETS.......................................    $18,779,463         $1,969,983
                                                           ===========         ==========

Investments in shares of the Portfolios, at cost.......    $20,183,310         $1,865,447
The Portfolios shares held
   Class A.............................................        780,666             30,948
   Class B.............................................      2,454,119            148,627

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                                      EQ/GAMCO
                                                        EQ/CAPITAL GUARDIAN   EQ/COMMON      EQ/CORE    EQ/EQUITY    MERGERS AND
                                                             RESEARCH*       STOCK INDEX*  BOND INDEX*  500 INDEX*  ACQUISITIONS*
                                                        ------------------- -------------- ----------- ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $109,079,349     $1,517,499,264 $52,455,328 $710,613,679  $14,417,027
Receivable for shares of the Portfolios sold...........              --                 --          --   11,307,989       64,379
Receivable for policy-related transactions.............         115,126            207,264      90,313           --           --
                                                           ------------     -------------- ----------- ------------  -----------
   Total assets........................................     109,194,475      1,517,706,528  52,545,641  721,921,668   14,481,406
                                                           ------------     -------------- ----------- ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         115,126          1,903,826      90,313           --           --
Payable for policy-related transactions................              --                 --          --   11,280,278       64,379
                                                           ------------     -------------- ----------- ------------  -----------
   Total liabilities...................................         115,126          1,903,826      90,313   11,280,278       64,379
                                                           ------------     -------------- ----------- ------------  -----------
NET ASSETS.............................................    $109,079,349     $1,515,802,702 $52,455,328 $710,641,390  $14,417,027
                                                           ============     ============== =========== ============  ===========

NET ASSETS:
Accumulation unit values...............................    $108,942,544     $1,512,075,188 $52,438,242 $710,110,485  $14,416,329
Accumulation nonunitized...............................              --          3,703,197          --      487,238           --
Retained by AXA Equitable in Separate Account FP.......         136,805             24,317      17,086       43,667          698
                                                           ------------     -------------- ----------- ------------  -----------
TOTAL NET ASSETS.......................................    $109,079,349     $1,515,802,702 $52,455,328 $710,641,390  $14,417,027
                                                           ============     ============== =========== ============  ===========

Investments in shares of the Portfolios, at cost.......    $ 75,333,910     $1,129,481,794 $53,416,142 $530,134,428  $14,719,220
The Portfolios shares held
   Class A.............................................         700,223         51,629,728   2,972,660   15,065,409       55,297
   Class B.............................................       4,470,975          7,054,639   2,340,177    5,567,594    1,089,657

                                                        EQ/GAMCO SMALL
                                                        COMPANY VALUE*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $143,948,905
Receivable for shares of the Portfolios sold...........        61,915
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   144,010,820
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................        61,915
                                                         ------------
   Total liabilities...................................        61,915
                                                         ------------
NET ASSETS.............................................  $143,948,905
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $143,947,551
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......         1,354
                                                         ------------
TOTAL NET ASSETS.......................................  $143,948,905
                                                         ============

Investments in shares of the Portfolios, at cost.......  $128,366,996
The Portfolios shares held
   Class A.............................................        94,770
   Class B.............................................     2,822,811

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        EQ/GLOBAL   EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INVESCO
                                                        BOND PLUS*  GOVERNMENT BOND*  EQUITY INDEX*   COMSTOCK*
                                                        ----------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,020,519   $84,477,831      $285,203,249   $23,947,435
Receivable for shares of the Portfolios sold...........          --            --                --        91,872
Receivable for policy-related transactions.............      41,234     1,447,066                --            --
                                                        -----------   -----------      ------------   -----------
   Total assets........................................  17,061,753    85,924,897       285,203,249    24,039,307
                                                        -----------   -----------      ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      41,234     1,699,778            34,175            --
Payable for policy-related transactions................          --            --            51,821        91,872
                                                        -----------   -----------      ------------   -----------
   Total liabilities...................................      41,234     1,699,778            85,996        91,872
                                                        -----------   -----------      ------------   -----------
NET ASSETS............................................. $17,020,519   $84,225,119      $285,117,253   $23,947,435
                                                        ===========   ===========      ============   ===========

NET ASSETS:
Accumulation unit values............................... $17,019,608   $84,124,230      $284,771,369   $23,941,482
Accumulation nonunitized...............................          --        83,155           283,862            --
Retained by AXA Equitable in Separate Account FP.......         911        17,734            62,022         5,953
                                                        -----------   -----------      ------------   -----------
TOTAL NET ASSETS....................................... $17,020,519   $84,225,119      $285,117,253   $23,947,435
                                                        ===========   ===========      ============   ===========

Investments in shares of the Portfolios, at cost....... $18,764,826   $83,409,706      $331,196,939   $24,169,223
The Portfolios shares held
   Class A.............................................     967,218     6,405,352        27,640,054       889,677
   Class B.............................................     957,232     1,824,995         6,346,623       846,197

                                                            EQ/JPMORGAN      EQ/LARGE CAP
                                                        VALUE OPPORTUNITIES* GROWTH INDEX*
                                                        -------------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $31,835,466      $131,468,171
Receivable for shares of the Portfolios sold...........         129,495           230,667
Receivable for policy-related transactions.............              --                --
                                                            -----------      ------------
   Total assets........................................      31,964,961       131,698,838
                                                            -----------      ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --                --
Payable for policy-related transactions................         129,495           230,667
                                                            -----------      ------------
   Total liabilities...................................         129,495           230,667
                                                            -----------      ------------
NET ASSETS.............................................     $31,835,466      $131,468,171
                                                            ===========      ============

NET ASSETS:
Accumulation unit values...............................     $31,738,178      $131,406,029
Accumulation nonunitized...............................              --                --
Retained by AXA Equitable in Separate Account FP.......          97,288            62,142
                                                            -----------      ------------
TOTAL NET ASSETS.......................................     $31,835,466      $131,468,171
                                                            ===========      ============

Investments in shares of the Portfolios, at cost.......     $25,401,315      $108,067,291
The Portfolios shares held
   Class A.............................................         145,693         1,393,731
   Class B.............................................       1,916,000        10,001,725

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                        EQ/MFS                                  EQ/MORGAN
                                                        EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP    EQ/MONEY       STANLEY
                                                        VALUE INDEX*    GROWTH*       INDEX*      MARKET*    MID CAP GROWTH*
                                                        ------------ ------------- ------------ ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $19,576,495   $37,624,667  $110,947,775 $164,068,962   $42,454,695
Receivable for policy-related transactions.............       3,778        11,904        13,515           --         1,603
                                                        -----------   -----------  ------------ ------------   -----------
   Total assets........................................  19,580,273    37,636,571   110,961,290  164,068,962    42,456,298
                                                        -----------   -----------  ------------ ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,778        11,904        13,515    3,204,477         1,603
Payable for policy-related transactions................          --            --            --      225,346            --
                                                        -----------   -----------  ------------ ------------   -----------
   Total liabilities...................................       3,778        11,904        13,515    3,429,823         1,603
                                                        -----------   -----------  ------------ ------------   -----------
NET ASSETS............................................. $19,576,495   $37,624,667  $110,947,775 $160,639,139   $42,454,695
                                                        ===========   ===========  ============ ============   ===========

NET ASSETS:
Accumulation unit values............................... $19,563,050   $37,624,456  $110,926,489 $160,225,139   $42,454,011
Accumulation nonunitized...............................          --            --            --      399,908            --
Retained by AXA Equitable in Separate Account FP.......      13,445           211        21,286       14,092           684
                                                        -----------   -----------  ------------ ------------   -----------
TOTAL NET ASSETS....................................... $19,576,495   $37,624,667  $110,947,775 $160,639,139   $42,454,695
                                                        ===========   ===========  ============ ============   ===========

Investments in shares of the Portfolios, at cost....... $18,324,841   $37,870,066  $ 81,228,978 $164,071,519   $45,027,079
The Portfolios shares held
   Class A.............................................   1,291,585            --     2,190,371  119,426,001     1,242,389
   Class B.............................................   1,233,912     5,759,587     6,454,175   44,583,652     1,356,010

                                                        EQ/PIMCO ULTRA
                                                         SHORT BOND*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $33,788,100
Receivable for policy-related transactions.............       22,877
                                                         -----------
   Total assets........................................   33,810,977
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       22,877
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       22,877
                                                         -----------
NET ASSETS.............................................  $33,788,100
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $33,786,076
Accumulation nonunitized...............................           --
Retained by AXA Equitable in Separate Account FP.......        2,024
                                                         -----------
TOTAL NET ASSETS.......................................  $33,788,100
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $34,366,960
The Portfolios shares held
   Class A.............................................    1,665,994
   Class B.............................................    1,788,178

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH EQ/WELLS FARGO
                                                        BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*   OMEGA GROWTH*
                                                        ----------- -------------- ---------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,040,836  $71,357,715     $83,752,029     $12,167,265   $84,147,622
Receivable for shares of the Portfolios sold...........          --           --              --              --       689,838
Receivable for policy-related transactions.............          --       19,083          68,498           2,548            --
                                                        -----------  -----------     -----------     -----------   -----------
   Total assets........................................  59,040,836   71,376,798      83,820,527      12,169,813    84,837,460
                                                        -----------  -----------     -----------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      10,744       19,083          68,498           2,548            --
Payable for policy-related transactions................       4,896           --              --              --       689,838
                                                        -----------  -----------     -----------     -----------   -----------
   Total liabilities...................................      15,640       19,083          68,498           2,548       689,838
                                                        -----------  -----------     -----------     -----------   -----------
NET ASSETS............................................. $59,025,196  $71,357,715     $83,752,029     $12,167,265   $84,147,622
                                                        ===========  ===========     ===========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $58,938,154  $71,333,656     $83,627,648     $12,167,186   $84,098,127
Accumulation nonunitized...............................      41,512           --              --              --            --
Retained by AXA Equitable in Separate Account FP.......      45,530       24,059         124,381              79        49,495
                                                        -----------  -----------     -----------     -----------   -----------
TOTAL NET ASSETS....................................... $59,025,196  $71,357,715     $83,752,029     $12,167,265   $84,147,622
                                                        ===========  ===========     ===========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $62,012,185  $73,412,921     $63,542,709     $12,277,127   $92,151,693
The Portfolios shares held
   Class A.............................................   4,524,452    4,256,816         114,590              --     1,082,760
   Class B.............................................   2,459,443    2,803,183       2,078,484       1,456,556     6,956,447
   Service Class 2.....................................          --           --              --              --            --

                                                        FIDELITY(R) VIP
                                                         ASSET MANAGER:
                                                        GROWTH PORTFOLIO
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,265,102
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............         5,587
                                                           ----------
   Total assets........................................     1,270,689
                                                           ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         5,587
Payable for policy-related transactions................            --
                                                           ----------
   Total liabilities...................................         5,587
                                                           ----------
NET ASSETS.............................................    $1,265,102
                                                           ==========

NET ASSETS:
Accumulation unit values...............................    $1,264,299
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......           803
                                                           ----------
TOTAL NET ASSETS.......................................    $1,265,102
                                                           ==========

Investments in shares of the Portfolios, at cost.......    $1,136,697
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................            --
   Service Class 2.....................................        67,653

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                          FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP    FIDELITY(R)
                                           CONTRAFUND(R)   EQUITY-INCOME  GOVERNMENT MONEY   VIP GROWTH &   FIDELITY(R) VIP HIGH
                                             PORTFOLIO       PORTFOLIO    MARKET PORTFOLIO INCOME PORTFOLIO   INCOME PORTFOLIO
                                          --------------- --------------- ---------------- ---------------- --------------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
Receivable for shares of the Portfolios
 sold....................................       225,473             --               --              943                 --
Receivable for policy-related
 transactions............................            --             --            8,380               --              1,683
                                            -----------     ----------       ----------       ----------         ----------
   Total assets..........................    86,753,592      1,055,461        1,005,855        7,290,063          3,380,264
                                            -----------     ----------       ----------       ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................            --             --            8,380               --              1,683
Payable for policy-related transactions..       225,473             --               --              943                 --
                                            -----------     ----------       ----------       ----------         ----------
   Total liabilities.....................       225,473             --            8,380              943              1,683
                                            -----------     ----------       ----------       ----------         ----------
NET ASSETS...............................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
                                            ===========     ==========       ==========       ==========         ==========

NET ASSETS:
Accumulation unit values.................   $86,521,344     $1,050,900       $  997,382       $7,288,286         $3,378,456
Retained by AXA Equitable in Separate
 Account FP..............................         6,775          4,561               93              834                125
                                            -----------     ----------       ----------       ----------         ----------
TOTAL NET ASSETS.........................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
                                            ===========     ==========       ==========       ==========         ==========

Investments in shares of the Portfolios,
 at cost.................................   $84,361,750     $1,163,508       $  997,475       $7,375,716         $3,871,097
The Portfolios shares held
   Service Class 2.......................     2,601,567         52,668          997,475          393,156            703,871

                                          FIDELITY(R) VIP
                                          INVESTMENT GRADE
                                           BOND PORTFOLIO
                                          ----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $7,133,949
Receivable for shares of the Portfolios
 sold....................................            --
Receivable for policy-related
 transactions............................       174,387
                                             ----------
   Total assets..........................     7,308,336
                                             ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       174,387
Payable for policy-related transactions..            --
                                             ----------
   Total liabilities.....................       174,387
                                             ----------
NET ASSETS...............................    $7,133,949
                                             ==========

NET ASSETS:
Accumulation unit values.................    $7,133,122
Retained by AXA Equitable in Separate
 Account FP..............................           827
                                             ----------
TOTAL NET ASSETS.........................    $7,133,949
                                             ==========

Investments in shares of the Portfolios,
 at cost.................................    $7,377,294
The Portfolios shares held
   Service Class 2.......................       590,070

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                            FIDELITY(R) VIP                  FRANKLIN RISING
                                           FIDELITY(R) VIP  FIDELITY(R) VIP VALUE STRATEGIES FRANKLIN MUTUAL    DIVIDENDS
                                          MID CAP PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     SHARES VIP FUND    VIP FUND
                                          ----------------- --------------- ---------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
Receivable for shares of the Portfolios
 sold....................................        337,065              --              --           197,468              --
Receivable for policy-related
 transactions............................             --          27,933              --                --          38,045
                                             -----------      ----------        --------       -----------     -----------
   Total assets..........................     21,300,195       1,288,898         333,242        10,549,129      49,561,255
                                             -----------      ----------        --------       -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................             --          27,933              --                --          38,045
Payable for policy-related transactions..        337,065              --              --           197,468              --
                                             -----------      ----------        --------       -----------     -----------
   Total liabilities.....................        337,065          27,933              --           197,468          38,045
                                             -----------      ----------        --------       -----------     -----------
NET ASSETS...............................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
                                             ===========      ==========        ========       ===========     ===========

NET ASSETS:
Accumulation unit values.................    $20,947,483      $1,247,021        $333,016       $10,351,594     $49,522,271
Retained by AXA Equitable in Separate
 Account FP..............................         15,647          13,944             226                67             939
                                             -----------      ----------        --------       -----------     -----------
TOTAL NET ASSETS.........................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
                                             ===========      ==========        ========       ===========     ===========

Investments in shares of the Portfolios,
 at cost.................................    $22,339,532      $1,402,574        $312,679       $10,472,970     $50,302,599
The Portfolios shares held
   Class 2...............................             --              --              --           539,149       2,003,366
   Service Class 2.......................        658,597          95,455          22,762                --              --

                                             FRANKLIN
                                            SMALL CAP
                                          VALUE VIP FUND
                                          --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $5,238,989
Receivable for shares of the Portfolios
 sold....................................           --
Receivable for policy-related
 transactions............................       11,545
                                            ----------
   Total assets..........................    5,250,534
                                            ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       11,545
Payable for policy-related transactions..           --
                                            ----------
   Total liabilities.....................       11,545
                                            ----------
NET ASSETS...............................   $5,238,989
                                            ==========

NET ASSETS:
Accumulation unit values.................   $5,236,430
Retained by AXA Equitable in Separate
 Account FP..............................        2,559
                                            ----------
TOTAL NET ASSETS.........................   $5,238,989
                                            ==========

Investments in shares of the Portfolios,
 at cost.................................   $6,281,940
The Portfolios shares held
   Class 2...............................      296,323
   Service Class 2.......................           --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   GOLDMAN     INVESCO V.I.      INVESCO
                                                             FRANKLIN STRATEGIC SACHS VIT MID   DIVERSIFIED    V.I. GLOBAL
                                                              INCOME VIP FUND   CAP VALUE FUND DIVIDEND FUND REAL ESTATE FUND
                                                             ------------------ -------------- ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $29,160,631      $10,211,424    $3,477,353     $32,762,484
Receivable for shares of the Portfolios sold................             --            6,263        11,970          27,347
Receivable for policy-related transactions..................          9,713               --            --              --
                                                                -----------      -----------    ----------     -----------
   Total assets.............................................     29,170,344       10,217,687     3,489,323      32,789,831
                                                                -----------      -----------    ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          9,713               --            --              --
Payable for policy-related transactions.....................             --            6,263        11,970          27,277
                                                                -----------      -----------    ----------     -----------
   Total liabilities........................................          9,713            6,263        11,970          27,277
                                                                -----------      -----------    ----------     -----------
NET ASSETS..................................................    $29,160,631      $10,211,424    $3,477,353     $32,762,554
                                                                ===========      ===========    ==========     ===========

NET ASSETS:
Accumulation unit values....................................    $29,159,050      $10,210,486    $3,477,345     $32,762,554
Retained by AXA Equitable in Separate Account FP............          1,581              938             8              --
                                                                -----------      -----------    ----------     -----------
TOTAL NET ASSETS............................................    $29,160,631      $10,211,424    $3,477,353     $32,762,554
                                                                ===========      ===========    ==========     ===========

Investments in shares of the Portfolios, at cost............    $33,932,018      $12,403,173    $3,458,360     $32,834,923
The Portfolios shares held
   Class 2..................................................      2,856,085               --            --              --
   Series II................................................             --               --       150,145       2,059,238
   Service Shares...........................................             --          703,751            --              --

                                                             INVESCO V.I.      INVESCO
                                                             INTERNATIONAL   V.I. MID CAP
                                                              GROWTH FUND  CORE EQUITY FUND
                                                             ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $30,483,481     $3,003,504
Receivable for shares of the Portfolios sold................       20,031         21,888
Receivable for policy-related transactions..................           --             --
                                                              -----------     ----------
   Total assets.............................................   30,503,512      3,025,392
                                                              -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --             --
Payable for policy-related transactions.....................       20,031         21,888
                                                              -----------     ----------
   Total liabilities........................................       20,031         21,888
                                                              -----------     ----------
NET ASSETS..................................................  $30,483,481     $3,003,504
                                                              ===========     ==========

NET ASSETS:
Accumulation unit values....................................  $30,483,452     $3,003,497
Retained by AXA Equitable in Separate Account FP............           29              7
                                                              -----------     ----------
TOTAL NET ASSETS............................................  $30,483,481     $3,003,504
                                                              ===========     ==========

Investments in shares of the Portfolios, at cost............  $30,843,149     $3,463,550
The Portfolios shares held
   Class 2..................................................           --             --
   Series II................................................      922,624        252,183
   Service Shares...........................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                 INVESCO     IVY FUNDS VIP
                                                               V.I. SMALL      DIVIDEND    IVY FUNDS   IVY FUNDS VIP
                                                             CAP EQUITY FUND OPPORTUNITIES VIP ENERGY   HIGH INCOME
                                                             --------------- ------------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,376,255      $525,446    $14,261,490  $20,390,092
Receivable for shares of the Portfolios sold................          812        15,461             --           --
Receivable for policy-related transactions..................           --            --          5,091       15,450
                                                               ----------      --------    -----------  -----------
   Total assets.............................................    4,377,067       540,907     14,266,581   20,405,542
                                                               ----------      --------    -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            --          5,091       15,430
Payable for policy-related transactions.....................          812        15,461             --           --
                                                               ----------      --------    -----------  -----------
   Total liabilities........................................          812        15,461          5,091       15,430
                                                               ----------      --------    -----------  -----------
NET ASSETS..................................................   $4,376,255      $525,446    $14,261,490  $20,390,112
                                                               ==========      ========    ===========  ===========

NET ASSETS:
Accumulation unit values....................................   $4,376,202      $523,867    $14,261,063  $20,390,112
Retained by AXA Equitable in Separate Account FP............           53         1,579            427           --
                                                               ----------      --------    -----------  -----------
TOTAL NET ASSETS............................................   $4,376,255      $525,446    $14,261,490  $20,390,112
                                                               ==========      ========    ===========  ===========

Investments in shares of the Portfolios, at cost............   $5,196,117      $559,094    $19,306,332  $23,480,940
The Portfolios shares held
   Common Shares............................................           --        67,224      2,829,492    6,084,234
   Series II................................................      258,034            --             --           --

                                                                            IVY FUNDS VIP
                                                             IVY FUNDS VIP     SCIENCE
                                                             MID CAP GROWTH AND TECHNOLOGY
                                                             -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $28,093,633    $26,510,800
Receivable for shares of the Portfolios sold................           --         97,955
Receivable for policy-related transactions..................       39,849             --
                                                              -----------    -----------
   Total assets.............................................   28,133,482     26,608,755
                                                              -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       39,849             --
Payable for policy-related transactions.....................           --         97,955
                                                              -----------    -----------
   Total liabilities........................................       39,849         97,955
                                                              -----------    -----------
NET ASSETS..................................................  $28,093,633    $26,510,800
                                                              ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $28,093,476    $26,510,330
Retained by AXA Equitable in Separate Account FP............          157            470
                                                              -----------    -----------
TOTAL NET ASSETS............................................  $28,093,633    $26,510,800
                                                              ===========    ===========

Investments in shares of the Portfolios, at cost............  $29,458,044    $28,649,275
The Portfolios shares held
   Common Shares............................................    2,981,737      1,154,873
   Series II................................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                             IVY FUNDS  LAZARD RETIREMENT
                                                             VIP SMALL  EMERGING MARKETS  MFS(R) INTERNATIONAL MFS(R) INVESTORS
                                                             CAP GROWTH EQUITY PORTFOLIO    VALUE PORTFOLIO      TRUST SERIES
                                                             ---------- ----------------- -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $8,950,701    $39,073,665        $69,473,217         $2,198,630
Receivable for shares of the Portfolios sold................         --             --            478,155             25,234
Receivable for policy-related transactions..................      1,938         24,366                 --                 --
                                                             ----------    -----------        -----------         ----------
   Total assets.............................................  8,952,639     39,098,031         69,951,372          2,223,864
                                                             ----------    -----------        -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      1,938         24,366                 --                 --
Payable for policy-related transactions.....................         --             --            478,134             25,234
                                                             ----------    -----------        -----------         ----------
   Total liabilities........................................      1,938         24,366            478,134             25,234
                                                             ----------    -----------        -----------         ----------
NET ASSETS.................................................. $8,950,701    $39,073,665        $69,473,238         $2,198,630
                                                             ==========    ===========        ===========         ==========

NET ASSETS:
Accumulation unit values.................................... $8,950,532    $39,063,330        $69,473,238         $2,198,593
Retained by AXA Equitable in Separate Account FP............        169         10,335                 --                 37
                                                             ----------    -----------        -----------         ----------
TOTAL NET ASSETS............................................ $8,950,701    $39,073,665        $69,473,238         $2,198,630
                                                             ==========    ===========        ===========         ==========

Investments in shares of the Portfolios, at cost............ $9,979,304    $51,124,206        $65,392,847         $2,289,215
The Portfolios shares held
   Common Shares............................................    844,024             --                 --                 --
   Service Class............................................         --             --          3,139,323             83,598
   Service Shares...........................................         --      2,488,768                 --                 --

                                                             MFS(R) MASSACHUSETTS
                                                               INVESTORS GROWTH   MFS(R) UTILITIES
                                                               STOCK PORTFOLIO         SERIES
                                                             -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......      $2,155,182         $1,640,096
Receivable for shares of the Portfolios sold................           1,216             18,621
Receivable for policy-related transactions..................              --                 --
                                                                  ----------         ----------
   Total assets.............................................       2,156,398          1,658,717
                                                                  ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --                 --
Payable for policy-related transactions.....................           1,216             18,621
                                                                  ----------         ----------
   Total liabilities........................................           1,216             18,621
                                                                  ----------         ----------
NET ASSETS..................................................      $2,155,182         $1,640,096
                                                                  ==========         ==========

NET ASSETS:
Accumulation unit values....................................      $2,155,093         $1,640,066
Retained by AXA Equitable in Separate Account FP............              89                 30
                                                                  ----------         ----------
TOTAL NET ASSETS............................................      $2,155,182         $1,640,096
                                                                  ==========         ==========

Investments in shares of the Portfolios, at cost............      $2,256,597         $2,066,680
The Portfolios shares held
   Common Shares............................................              --                 --
   Service Class............................................         132,872             65,213
   Service Shares...........................................              --                 --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                           MULTIMANAGER    MULTIMANAGER  MULTIMANAGER    MULTIMANAGER
                                                        AGGRESSIVE EQUITY*  CORE BOND*  MID CAP GROWTH* MID CAP VALUE*
                                                        ------------------ ------------ --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $400,975,919    $71,011,100    $30,608,639    $44,455,888
Receivable for shares of the Portfolios sold...........           9,408         89,628         11,644             --
Receivable for policy-related transactions.............              --             --             --          6,833
                                                           ------------    -----------    -----------    -----------
   Total assets........................................     400,985,327     71,100,728     30,620,283     44,462,721
                                                           ------------    -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --             --             --          6,833
Payable for policy-related transactions................         299,700         89,628         11,644             --
                                                           ------------    -----------    -----------    -----------
   Total liabilities...................................         299,700         89,628         11,644          6,833
                                                           ------------    -----------    -----------    -----------
NET ASSETS.............................................    $400,685,627    $71,011,100    $30,608,639    $44,455,888
                                                           ============    ===========    ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $400,059,046    $70,996,584    $30,514,873    $44,263,411
Accumulation nonunitized...............................         611,830             --             --             --
Retained by AXA Equitable in Separate Account FP.......          14,751         14,516         93,766        192,477
                                                           ------------    -----------    -----------    -----------
TOTAL NET ASSETS.......................................    $400,685,627    $71,011,100    $30,608,639    $44,455,888
                                                           ============    ===========    ===========    ===========

Investments in shares of the Portfolios, at cost.......    $218,322,203    $75,386,768    $33,964,315    $30,850,827
The Portfolios shares held
   Class A.............................................       8,156,098      2,140,974      1,270,632        734,952
   Class B.............................................         592,901      5,140,660      2,451,769      2,670,617
   Class II............................................              --             --             --             --

                                                                      NATURAL
                                                        MULTIMANAGER RESOURCES
                                                        TECHNOLOGY*  PORTFOLIO
                                                        ------------ ----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $87,587,374  $2,625,871
Receivable for shares of the Portfolios sold...........          --   1,153,484
Receivable for policy-related transactions.............      84,791          --
                                                        -----------  ----------
   Total assets........................................  87,672,165   3,779,355
                                                        -----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      84,791          --
Payable for policy-related transactions................          --   1,153,400
                                                        -----------  ----------
   Total liabilities...................................      84,791   1,153,400
                                                        -----------  ----------
NET ASSETS............................................. $87,587,374  $2,625,955
                                                        ===========  ==========

NET ASSETS:
Accumulation unit values............................... $87,531,101  $2,625,954
Accumulation nonunitized...............................          --          --
Retained by AXA Equitable in Separate Account FP.......      56,273           1
                                                        -----------  ----------
TOTAL NET ASSETS....................................... $87,587,374  $2,625,955
                                                        ===========  ==========

Investments in shares of the Portfolios, at cost....... $63,980,891  $2,932,818
The Portfolios shares held
   Class A.............................................     803,068          --
   Class B.............................................   3,662,304          --
   Class II............................................          --     125,101

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         PIMCO COMMODITY
                                                               REAL
                                                        RETURN(R) STRATEGY    PIMCO REAL      PIMCO TOTAL
                                                            PORTFOLIO      RETURN PORTFOLIO RETURN PORTFOLIO
                                                        ------------------ ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $ 8,075,775       $23,350,709      $63,431,545
Receivable for shares of the Portfolios sold...........             --            61,684          577,751
Receivable for policy-related transactions.............         17,794                --               --
                                                           -----------       -----------      -----------
   Total assets........................................      8,093,569        23,412,393       64,009,296
                                                           -----------       -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         17,794                --               --
Payable for policy-related transactions................             --            61,684          577,751
                                                           -----------       -----------      -----------
   Total liabilities...................................         17,794            61,684          577,751
                                                           -----------       -----------      -----------
NET ASSETS.............................................    $ 8,075,775       $23,350,709      $63,431,545
                                                           ===========       ===========      ===========

NET ASSETS:
Accumulation unit values...............................    $ 8,067,499       $23,346,047      $63,420,035
Retained by AXA Equitable in Separate Account FP.......          8,276             4,662           11,510
                                                           -----------       -----------      -----------
TOTAL NET ASSETS.......................................    $ 8,075,775       $23,350,709      $63,431,545
                                                           ===========       ===========      ===========

Investments in shares of the Portfolios, at cost.......    $13,502,938       $26,145,210      $67,700,917
The Portfolios shares held
   Class B.............................................             --                --               --
   Advisor Class.......................................      1,155,333         1,957,310        5,995,420
   Class II............................................             --                --               --


                                                        T. ROWE PRICE EQUITY   T. ROWE PRICE HEALTH   TARGET 2015
                                                        INCOME PORTFOLIO - II SCIENCES PORTFOLIO - II ALLOCATION*
                                                        --------------------- ----------------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $17,057,137            $5,989,898         $222,848
Receivable for shares of the Portfolios sold...........           53,896               375,867               --
Receivable for policy-related transactions.............               --                    --              195
                                                             -----------            ----------         --------
   Total assets........................................       17,111,033             6,365,765          223,043
                                                             -----------            ----------         --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........               --                    --              195
Payable for policy-related transactions................           53,896               375,867               --
                                                             -----------            ----------         --------
   Total liabilities...................................           53,896               375,867              195
                                                             -----------            ----------         --------
NET ASSETS.............................................      $17,057,137            $5,989,898         $222,848
                                                             ===========            ==========         ========

NET ASSETS:
Accumulation unit values...............................      $17,055,239            $5,985,838         $222,819
Retained by AXA Equitable in Separate Account FP.......            1,898                 4,060               29
                                                             -----------            ----------         --------
TOTAL NET ASSETS.......................................      $17,057,137            $5,989,898         $222,848
                                                             ===========            ==========         ========

Investments in shares of the Portfolios, at cost.......      $16,164,443            $6,188,800         $236,229
The Portfolios shares held
   Class B.............................................               --                    --           26,308
   Advisor Class.......................................               --                    --               --
   Class II............................................          638,127               159,010               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                           TEMPLETON
                                                        TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055    DEVELOPING
                                                        ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* MARKETS VIP FUND
                                                        ----------- ----------- ----------- ----------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,261,227   $863,923    $571,332     $45,587     $ 7,804,218
Receivable for shares of the Portfolios sold...........         --         --          --          --              --
Receivable for policy-related transactions.............      5,662      6,201       4,533          --           1,420
                                                        ----------   --------    --------     -------     -----------
   Total assets........................................  1,266,889    870,124     575,865      45,587       7,805,638
                                                        ----------   --------    --------     -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      5,662      6,201       4,526          --           1,420
Payable for policy-related transactions................         --         --          --          --              --
                                                        ----------   --------    --------     -------     -----------
   Total liabilities...................................      5,662      6,201       4,526          --           1,420
                                                        ----------   --------    --------     -------     -----------
NET ASSETS............................................. $1,261,227   $863,923    $571,339     $45,587     $ 7,804,218
                                                        ==========   ========    ========     =======     ===========

NET ASSETS:
Accumulation unit values............................... $1,261,184   $863,923    $571,339     $45,586     $ 7,804,142
Retained by AXA Equitable in Separate Account FP.......         43         --          --           1              76
                                                        ----------   --------    --------     -------     -----------
TOTAL NET ASSETS....................................... $1,261,227   $863,923    $571,339     $45,587     $ 7,804,218
                                                        ==========   ========    ========     =======     ===========

Investments in shares of the Portfolios, at cost....... $1,357,657   $916,978    $595,935     $46,180     $11,289,397
The Portfolios shares held
   Class B.............................................    133,933     90,401      60,674       4,935              --
   Class 2.............................................         --         --          --          --       1,234,845

                                                        TEMPLETON GLOBAL
                                                         BOND VIP FUND
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $42,461,283
Receivable for shares of the Portfolios sold...........       232,720
Receivable for policy-related transactions.............            --
                                                          -----------
   Total assets........................................    42,694,003
                                                          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................       232,720
                                                          -----------
   Total liabilities...................................       232,720
                                                          -----------
NET ASSETS.............................................   $42,461,283
                                                          ===========

NET ASSETS:
Accumulation unit values...............................   $42,461,100
Retained by AXA Equitable in Separate Account FP.......           183
                                                          -----------
TOTAL NET ASSETS.......................................   $42,461,283
                                                          ===========

Investments in shares of the Portfolios, at cost.......   $48,910,775
The Portfolios shares held
   Class B.............................................            --
   Class 2.............................................     2,687,423

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                           VANGUARD VARIABLE
                                                                                           INSURANCE FUND -
                                                           TEMPLETON    VAN ECK VIP GLOBAL   EQUITY INDEX
                                                        GROWTH VIP FUND  HARD ASSETS FUND      PORTFOLIO
                                                        --------------- ------------------ -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $4,512,983       $ 8,559,363        $7,903,607
Receivable for shares of the Portfolios sold...........          196                --                --
Receivable for policy-related transactions.............           --            26,338            33,233
                                                          ----------       -----------        ----------
   Total assets........................................    4,513,179         8,585,701         7,936,840
                                                          ----------       -----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --            26,338            33,233
Payable for policy-related transactions................          196                --                --
                                                          ----------       -----------        ----------
   Total liabilities...................................          196            26,338            33,233
                                                          ----------       -----------        ----------
NET ASSETS.............................................   $4,512,983       $ 8,559,363        $7,903,607
                                                          ==========       ===========        ==========

NET ASSETS:
Accumulation unit values...............................   $4,511,466       $ 8,558,874        $7,894,096
Retained by AXA Equitable in Separate Account FP.......        1,517               489             9,511
                                                          ----------       -----------        ----------
TOTAL NET ASSETS.......................................   $4,512,983       $ 8,559,363        $7,903,607
                                                          ==========       ===========        ==========

Investments in shares of the Portfolios, at cost.......   $5,019,684       $13,887,937        $6,713,034
The Portfolios shares held
   Class 2.............................................      338,813                --                --
   Class S Shares......................................           --           523,508                --
   Investor Share Class................................           --                --           237,702

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $  9.42        1
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $106.12       36
ALL ASSET AGGRESSIVE-ALT 25....................................  0.60%         B          $104.45        8
ALL ASSET AGGRESSIVE-ALT 25....................................  0.80%         B          $103.89       --
ALL ASSET AGGRESSIVE-ALT 25....................................  0.90%         B          $103.61        1

ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $  9.47        1
ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $131.08       95
ALL ASSET GROWTH-ALT 20........................................  0.60%         B          $126.67       37
ALL ASSET GROWTH-ALT 20........................................  0.80%         B          $125.22       --
ALL ASSET GROWTH-ALT 20........................................  0.90%         B          $124.51        3

ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $  9.52       85
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $103.48       45
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.60%         B          $101.84        4
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.80%         B          $101.30       --
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.90%         B          $101.03       --

AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $ 18.28       91
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $182.78       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.60%      CLASS II      $176.63       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.80%      CLASS II      $174.61       --
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.90%      CLASS II      $173.61        4

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $ 11.47       13
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $114.69       19
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.60%      CLASS 4       $112.88       10
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.80%      CLASS 4       $112.28       --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.90%      CLASS 4       $111.98        1

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $  9.49       84
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $ 94.90       35
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.60%      CLASS 4       $ 93.40       19
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.80%      CLASS 4       $ 92.91       --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.90%      CLASS 4       $ 92.66        1

AXA 400 MANAGED VOLATILITY.....................................  0.00%         B          $158.65       11
AXA 400 MANAGED VOLATILITY.....................................  0.60%         B          $153.31        9
AXA 400 MANAGED VOLATILITY.....................................  0.80%         B          $151.56       --
AXA 400 MANAGED VOLATILITY.....................................  0.90%         B          $150.69       --

AXA 500 MANAGED VOLATILITY.....................................  0.00%         B          $170.05       17
AXA 500 MANAGED VOLATILITY.....................................  0.60%         B          $164.32       16
AXA 500 MANAGED VOLATILITY.....................................  0.80%         B          $162.45       --
AXA 500 MANAGED VOLATILITY.....................................  0.90%         B          $161.52        1

AXA 2000 MANAGED VOLATILITY....................................  0.00%         B          $148.16        8
AXA 2000 MANAGED VOLATILITY....................................  0.60%         B          $143.17        7
AXA 2000 MANAGED VOLATILITY....................................  0.80%         B          $141.54       --
AXA 2000 MANAGED VOLATILITY....................................  0.90%         B          $140.73       --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $ 20.46        56
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $122.68        --
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $203.22       137
AXA AGGRESSIVE ALLOCATION..................  0.60%          A         $188.78       143
AXA AGGRESSIVE ALLOCATION..................  0.80%          A         $184.18         1
AXA AGGRESSIVE ALLOCATION..................  0.90%          A         $181.92         7
AXA AGGRESSIVE ALLOCATION..................  0.00%          B         $199.09       335
AXA AGGRESSIVE ALLOCATION..................  0.60%          B         $184.94        57

AXA BALANCED STRATEGY......................  0.00%          B         $139.85       173

AXA CONSERVATIVE ALLOCATION................  0.00%          A         $ 13.90       128
AXA CONSERVATIVE ALLOCATION................  0.00%          A         $124.74         5
AXA CONSERVATIVE ALLOCATION................  0.00%          A         $152.61        40
AXA CONSERVATIVE ALLOCATION................  0.60%          A         $141.77        89
AXA CONSERVATIVE ALLOCATION................  0.80%          A         $138.31        --
AXA CONSERVATIVE ALLOCATION................  0.90%          A         $136.61        22
AXA CONSERVATIVE ALLOCATION................  0.00%          B         $149.50        42
AXA CONSERVATIVE ALLOCATION................  0.60%          B         $138.87        19

AXA CONSERVATIVE GROWTH STRATEGY...........  0.00%          B         $133.74        41

AXA CONSERVATIVE STRATEGY..................  0.00%          B         $121.68        20

AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $ 15.58        56
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $125.25        --
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $164.89        33
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.60%          A         $153.17        69
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.80%          A         $149.44         1
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.90%          A         $147.61         5
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          B         $161.54        68
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.60%          B         $150.06        22

AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $ 21.91        17
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $309.95         1
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $499.04        56
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          B         $267.56       112
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.60%          B         $239.56       288
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.60%          B         $324.81        15
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.80%          B         $230.86         2
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.90%          B         $226.63        24

AXA GROWTH STRATEGY........................  0.00%          B         $152.84       279

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          A         $219.85        62
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.60%          A         $158.89         4
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          B         $142.49       128
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.60%          B         $128.73       199
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.80%          B         $124.93        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.90%          B         $122.52        18

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.00%          B         $113.69        10
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.60%          B         $109.86         6
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.80%          B         $108.60        --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $107.98         1

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $ 15.75        31
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $168.86         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $215.01        69
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          A         $153.56         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          B         $157.18       120
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          B         $153.60         6
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          B         $156.83       243
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.80%          B         $137.81         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.90%          B         $148.78        28

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          A         $ 23.69         3
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          A         $265.83        16
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.60%          A         $186.41        --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          B         $171.18        81
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.60%          B         $154.92        50
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.80%          B         $149.83        --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.90%          B         $147.35         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $ 26.45         9
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $258.87         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $340.73       114
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          A         $211.75        12
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          B         $325.20       108
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          B         $166.99        53
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          B         $290.64       491
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.80%          B         $279.91         6
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $274.69        37

AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $ 21.33         5
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $180.14         1
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $183.62       119
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $243.12       241
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          A         $168.81        15
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          A         $192.72       756
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.80%          A         $161.00        19
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.90%          A         $182.83       124
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          B         $181.24        91
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          B         $163.37         8
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          B         $190.23       554
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.90%          B         $180.46        --

AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $ 26.48        21
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $235.25         1
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $304.12        30
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $326.71       127
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $227.44         6
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $264.03        29
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $271.80       417
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.80%          A         $261.76         4
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.90%          A         $256.88        33
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          B         $302.82        39

AXA MODERATE ALLOCATION....................  0.00%          A         $ 16.40       177
AXA MODERATE ALLOCATION....................  0.00%          A         $123.39         9
AXA MODERATE ALLOCATION....................  0.00%          A         $353.24       235
AXA MODERATE ALLOCATION....................  0.60%          A         $761.12       805
AXA MODERATE ALLOCATION....................  0.80%          A         $245.25        12
AXA MODERATE ALLOCATION....................  0.90%          A         $309.81       174

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION...............  0.00%          B         $173.92        507
AXA MODERATE ALLOCATION...............  0.60%          B         $160.71        383

AXA MODERATE GROWTH STRATEGY..........  0.00%          B         $146.26        565

AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 18.36        214
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $124.34          4
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $193.73        465
AXA MODERATE-PLUS ALLOCATION..........  0.60%          A         $179.96        424
AXA MODERATE-PLUS ALLOCATION..........  0.80%          A         $175.57          4
AXA MODERATE-PLUS ALLOCATION..........  0.90%          A         $173.42         60
AXA MODERATE-PLUS ALLOCATION..........  0.00%          B         $189.77      1,035
AXA MODERATE-PLUS ALLOCATION..........  0.60%          B         $176.29        193

AXA/AB SMALL CAP GROWTH...............  0.00%          A         $ 30.42         60
AXA/AB SMALL CAP GROWTH...............  0.00%          A         $400.02         86
AXA/AB SMALL CAP GROWTH...............  0.60%          A         $357.50        223
AXA/AB SMALL CAP GROWTH...............  0.80%          A         $344.30          3
AXA/AB SMALL CAP GROWTH...............  0.90%          A         $337.88         27
AXA/AB SMALL CAP GROWTH...............  0.00%          B         $328.35         32
AXA/AB SMALL CAP GROWTH...............  0.60%          B         $264.94        189

AXA/LOOMIS SAYLES GROWTH..............  0.00%          A         $ 18.51          7
AXA/LOOMIS SAYLES GROWTH..............  0.00%          A         $197.33         10
AXA/LOOMIS SAYLES GROWTH..............  0.60%          A         $187.27         36
AXA/LOOMIS SAYLES GROWTH..............  0.80%          A         $184.01         --
AXA/LOOMIS SAYLES GROWTH..............  0.90%          A         $182.41          3
AXA/LOOMIS SAYLES GROWTH..............  0.00%          B         $240.98         50
AXA/LOOMIS SAYLES GROWTH..............  0.60%          B         $185.13         21

BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $ 13.06        146
BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $130.59         57

CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          A         $ 14.00         31
CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          A         $227.86        103
CHARTER/SM/ MULTI-SECTOR BOND.........  0.60%          A         $382.35        107
CHARTER/SM/ MULTI-SECTOR BOND.........  0.80%          A         $151.14          3
CHARTER/SM/ MULTI-SECTOR BOND.........  0.90%          A         $224.83         21
CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          B         $137.83         39
CHARTER/SM/ MULTI-SECTOR BOND.........  0.60%          B         $107.68         97

CHARTER/SM/ SMALL CAP GROWTH..........  0.00%          B         $121.52          1
CHARTER/SM/ SMALL CAP GROWTH..........  0.00%          B         $178.20         44
CHARTER/SM/ SMALL CAP GROWTH..........  0.60%          B         $115.37         26
CHARTER/SM/ SMALL CAP GROWTH..........  0.80%          B         $113.38         --
CHARTER/SM/ SMALL CAP GROWTH..........  0.90%          B         $112.40          1

CHARTER/SM/ SMALL CAP VALUE...........  0.00%          A         $241.60         43
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          A         $224.44          5
CHARTER/SM/ SMALL CAP VALUE...........  0.00%          B         $253.43         18
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          B         $223.82          2
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          B         $229.88         38
CHARTER/SM/ SMALL CAP VALUE...........  0.80%          B         $222.21         --
CHARTER/SM/ SMALL CAP VALUE...........  0.90%          B         $218.07         --
CHARTER/SM/ SMALL CAP VALUE...........  0.90%          B         $218.57          3

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $ 23.55        132
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $220.00          4

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY..  0.00%          A        $  307.19      101
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          A        $  285.38        5
EQ/BLACKROCK BASIC VALUE EQUITY..  0.00%          B        $  404.30      124
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          B        $  236.30       28
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          B        $  361.34      256
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B        $  348.00        3
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B        $  341.52       25

EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          A        $  143.34        4
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          A        $  136.03       27
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          A        $  133.66       --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          A        $  132.50        2
EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          B        $  197.51       58
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          B        $  134.44       21

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          A        $  258.91        1
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          B        $  162.21        5
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.60%          B        $  146.98        6
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.80%          B        $  142.20       --
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.90%          B        $  139.88       --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $   27.70       17
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $  240.00        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $  326.03       39
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          A        $  206.84        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          B        $  247.65       45
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          B        $  224.46      340
EQ/CAPITAL GUARDIAN RESEARCH.....  0.80%          B        $  217.19        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B        $  213.65       29

EQ/COMMON STOCK INDEX............  0.00%          A        $   25.92      115
EQ/COMMON STOCK INDEX............  0.00%          A        $  534.69      383
EQ/COMMON STOCK INDEX............  0.60%          A        $1,357.39      752
EQ/COMMON STOCK INDEX............  0.80%          A        $  325.95       36
EQ/COMMON STOCK INDEX............  0.90%          A        $  554.08      162
EQ/COMMON STOCK INDEX............  0.00%          B        $  166.98      228
EQ/COMMON STOCK INDEX............  0.60%          B        $  182.07      788

EQ/CORE BOND INDEX...............  0.00%          A        $  133.51      126
EQ/CORE BOND INDEX...............  0.00%          A        $  139.54        4
EQ/CORE BOND INDEX...............  0.60%          A        $  131.55        3
EQ/CORE BOND INDEX...............  0.60%          A        $  157.26       64
EQ/CORE BOND INDEX...............  0.80%          A        $  124.62       --
EQ/CORE BOND INDEX...............  0.90%          A        $  122.87       10
EQ/CORE BOND INDEX...............  0.00%          B        $  138.72       77
EQ/CORE BOND INDEX...............  0.60%          B        $  153.67       12
EQ/CORE BOND INDEX...............  0.60%          B        $  156.34       68

EQ/EQUITY 500 INDEX..............  0.00%          A        $   25.27      491
EQ/EQUITY 500 INDEX..............  0.00%          A        $  607.76      328
EQ/EQUITY 500 INDEX..............  0.60%          A        $  538.51      484
EQ/EQUITY 500 INDEX..............  0.80%          A        $  362.98       10
EQ/EQUITY 500 INDEX..............  0.90%          A        $  504.12       86
EQ/EQUITY 500 INDEX..............  0.00%          B        $  183.95      539
EQ/EQUITY 500 INDEX..............  0.60%          B        $  171.99      534

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $ 13.04         17
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $130.42          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $134.16         16
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $167.33         35
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.60%          B         $127.32         40
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.80%          B         $125.10         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $124.01          5

EQ/GAMCO SMALL COMPANY VALUE......  0.00%          A         $ 17.50        144
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          A         $175.04         12
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $201.08         16
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $307.85        266
EQ/GAMCO SMALL COMPANY VALUE......  0.60%          B         $190.82        262
EQ/GAMCO SMALL COMPANY VALUE......  0.80%          B         $187.51          1
EQ/GAMCO SMALL COMPANY VALUE......  0.90%          B         $185.87         21

EQ/GLOBAL BOND PLUS...............  0.00%          A         $ 12.00         29
EQ/GLOBAL BOND PLUS...............  0.00%          A         $137.20         26
EQ/GLOBAL BOND PLUS...............  0.60%          A         $121.93         30
EQ/GLOBAL BOND PLUS...............  0.80%          A         $119.81         --
EQ/GLOBAL BOND PLUS...............  0.90%          A         $118.77          8
EQ/GLOBAL BOND PLUS...............  0.00%          B         $130.75         45
EQ/GLOBAL BOND PLUS...............  0.60%          B         $120.50         21

EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          A         $ 11.21         50
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          A         $233.88        174
EQ/INTERMEDIATE GOVERNMENT BOND...  0.60%          A         $252.20         83
EQ/INTERMEDIATE GOVERNMENT BOND...  0.80%          A         $178.41          1
EQ/INTERMEDIATE GOVERNMENT BOND...  0.90%          A         $201.98         15
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          B         $123.26          3
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          B         $167.94         25
EQ/INTERMEDIATE GOVERNMENT BOND...  0.60%          B         $151.91         92

EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          A         $ 16.12        131
EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          A         $186.71        219
EQ/INTERNATIONAL EQUITY INDEX.....  0.60%          A         $164.79      1,046
EQ/INTERNATIONAL EQUITY INDEX.....  0.80%          A         $133.92          9
EQ/INTERNATIONAL EQUITY INDEX.....  0.90%          A         $154.77        101
EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          B         $127.47        152
EQ/INTERNATIONAL EQUITY INDEX.....  0.60%          B         $122.39        272
EQ/INTERNATIONAL EQUITY INDEX.....  0.90%          B         $113.94         --

EQ/INVESCO COMSTOCK...............  0.00%          A         $  9.72         10
EQ/INVESCO COMSTOCK...............  0.00%          A         $139.54         43
EQ/INVESCO COMSTOCK...............  0.60%          A         $132.42         39
EQ/INVESCO COMSTOCK...............  0.80%          A         $130.12         --
EQ/INVESCO COMSTOCK...............  0.90%          A         $128.99          8
EQ/INVESCO COMSTOCK...............  0.00%          B         $177.64         52
EQ/INVESCO COMSTOCK...............  0.60%          B         $130.81         19

EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $ 25.46         25
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $222.31         --
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $289.59          5
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          B         $270.42         34
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.60%          B         $169.61          9
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.60%          B         $241.68         66

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES..  0.80%          B         $232.76         1
EQ/JPMORGAN VALUE OPPORTUNITIES..  0.90%          B         $228.43        11

EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $ 30.66        29
EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $273.76         2
EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $329.10        45
EQ/LARGE CAP GROWTH INDEX........  0.60%          A         $220.46         1
EQ/LARGE CAP GROWTH INDEX........  0.00%          B         $163.77       124
EQ/LARGE CAP GROWTH INDEX........  0.60%          B         $148.21       608
EQ/LARGE CAP GROWTH INDEX........  0.80%          B         $143.34         6
EQ/LARGE CAP GROWTH INDEX........  0.90%          B         $140.97        26

EQ/LARGE CAP VALUE INDEX.........  0.00%          A         $ 90.64        41
EQ/LARGE CAP VALUE INDEX.........  0.60%          A         $ 86.01        43
EQ/LARGE CAP VALUE INDEX.........  0.80%          A         $ 84.52        --
EQ/LARGE CAP VALUE INDEX.........  0.90%          A         $ 83.78        30
EQ/LARGE CAP VALUE INDEX.........  0.00%          B         $104.41        70
EQ/LARGE CAP VALUE INDEX.........  0.60%          B         $ 85.02        27

EQ/MFS INTERNATIONAL GROWTH......  0.00%          B         $115.61        72
EQ/MFS INTERNATIONAL GROWTH......  0.00%          B         $184.50        80
EQ/MFS INTERNATIONAL GROWTH......  0.60%          B         $109.72       112
EQ/MFS INTERNATIONAL GROWTH......  0.80%          B         $107.81        --
EQ/MFS INTERNATIONAL GROWTH......  0.90%          B         $106.87        21

EQ/MID CAP INDEX.................  0.00%          A         $ 28.88        59
EQ/MID CAP INDEX.................  0.00%          A         $223.26         1
EQ/MID CAP INDEX.................  0.00%          A         $330.36        78
EQ/MID CAP INDEX.................  0.60%          A         $227.90         3
EQ/MID CAP INDEX.................  0.00%          B         $211.01       116
EQ/MID CAP INDEX.................  0.60%          B         $192.41       284
EQ/MID CAP INDEX.................  0.80%          B         $186.55         2
EQ/MID CAP INDEX.................  0.90%          B         $183.70        17

EQ/MONEY MARKET..................  0.00%          A         $ 10.00        72
EQ/MONEY MARKET..................  0.00%          A         $ 10.04       874
EQ/MONEY MARKET..................  0.00%          A         $172.07       212
EQ/MONEY MARKET..................  0.60%          A         $242.92       272
EQ/MONEY MARKET..................  0.80%          A         $136.64         2
EQ/MONEY MARKET..................  0.90%          A         $150.92        27
EQ/MONEY MARKET..................  0.00%          B         $131.49       158
EQ/MONEY MARKET..................  0.60%          B         $124.42       185

EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          A         $164.82        45
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          A         $156.41        78
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          A         $153.69         1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          A         $152.35         5
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          B         $238.53        69
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          B         $154.57        36

EQ/PIMCO ULTRA SHORT BOND........  0.00%          A         $115.56        59
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $ 99.83         3
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $109.66        73
EQ/PIMCO ULTRA SHORT BOND........  0.80%          A         $107.76        --
EQ/PIMCO ULTRA SHORT BOND........  0.90%          A         $106.82        10
EQ/PIMCO ULTRA SHORT BOND........  0.00%          B         $118.43        91
EQ/PIMCO ULTRA SHORT BOND........  0.60%          B         $109.08        62

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
EQ/QUALITY BOND PLUS............................  0.00%          A         $ 12.12        37
EQ/QUALITY BOND PLUS............................  0.00%          A         $250.53        58
EQ/QUALITY BOND PLUS............................  0.60%          A         $206.72       102
EQ/QUALITY BOND PLUS............................  0.80%          A         $187.97         1
EQ/QUALITY BOND PLUS............................  0.90%          A         $193.27        10
EQ/QUALITY BOND PLUS............................  0.00%          B         $169.05        35
EQ/QUALITY BOND PLUS............................  0.60%          B         $152.67        97

EQ/SMALL COMPANY INDEX..........................  0.00%          A         $ 25.33        48
EQ/SMALL COMPANY INDEX..........................  0.00%          A         $150.41         1
EQ/SMALL COMPANY INDEX..........................  0.00%          A         $375.73        53
EQ/SMALL COMPANY INDEX..........................  0.60%          A         $238.69         9
EQ/SMALL COMPANY INDEX..........................  0.60%          A         $307.90        57
EQ/SMALL COMPANY INDEX..........................  0.80%          A         $298.43        --
EQ/SMALL COMPANY INDEX..........................  0.90%          A         $294.64         7
EQ/SMALL COMPANY INDEX..........................  0.00%          B         $272.79        74
EQ/SMALL COMPANY INDEX..........................  0.60%          B         $267.98         1
EQ/SMALL COMPANY INDEX..........................  0.60%          B         $271.46        29
EQ/SMALL COMPANY INDEX..........................  0.90%          B         $257.52        --

EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 32.65       123
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $187.99        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $188.38        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          A         $178.59         2
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $185.62        40
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $220.65       124
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          B         $176.35       236
EQ/T. ROWE PRICE GROWTH STOCK...................  0.80%          B         $173.35         1
EQ/T. ROWE PRICE GROWTH STOCK...................  0.90%          B         $171.87        15

EQ/UBS GROWTH & INCOME..........................  0.00%          B         $144.50         3
EQ/UBS GROWTH & INCOME..........................  0.00%          B         $207.72        24
EQ/UBS GROWTH & INCOME..........................  0.60%          B         $137.13        44
EQ/UBS GROWTH & INCOME..........................  0.80%          B         $134.74        --
EQ/UBS GROWTH & INCOME..........................  0.90%          B         $133.57         4

EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $ 28.11       101
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $264.55        --
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $372.96        23
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          B         $213.39       165
EQ/WELLS FARGO OMEGA GROWTH.....................  0.60%          B         $187.41       187
EQ/WELLS FARGO OMEGA GROWTH.....................  0.80%          B         $187.14         1
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $184.08        11

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 21.71        10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $224.46         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 26.76       111
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $176.98       110
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $335.66        25
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.60%   SERVICE CLASS 2  $171.02       320
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.80%   SERVICE CLASS 2  $169.07        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.90%   SERVICE CLASS 2  $168.10         4

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 23.29        28
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $247.63         2

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 10.03        64
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.  0.00%   SERVICE CLASS 2  $100.30         3

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 24.84        40
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $179.47        15
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $243.82         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.60%   SERVICE CLASS 2  $173.43        18
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.90%   SERVICE CLASS 2  $170.47         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 20.71        60
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $215.48        10

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $ 14.91       376
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $163.80         9

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 27.06        73
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $164.04        50
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $431.25        11
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.60%   SERVICE CLASS 2  $158.52        35
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $156.71        --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $155.81         2

FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $ 29.42         8
FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $266.25         4

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $ 32.20         3
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $330.17         1

FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $ 15.21        36
FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $152.09        41
FRANKLIN MUTUAL SHARES VIP FUND...................  0.60%       CLASS 2      $146.97        18
FRANKLIN MUTUAL SHARES VIP FUND...................  0.80%       CLASS 2      $145.29        --
FRANKLIN MUTUAL SHARES VIP FUND...................  0.90%       CLASS 2      $144.46         7

FRANKLIN RISING DIVIDENDS VIP FUND................  0.00%       CLASS 2      $174.89       133
FRANKLIN RISING DIVIDENDS VIP FUND................  0.60%       CLASS 2      $169.00       150
FRANKLIN RISING DIVIDENDS VIP FUND................  0.80%       CLASS 2      $167.07        --
FRANKLIN RISING DIVIDENDS VIP FUND................  0.90%       CLASS 2      $166.12         5

FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $ 15.44        92
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $154.43        12
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.60%       CLASS 2      $149.22        13
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.80%       CLASS 2      $147.52        --
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.90%       CLASS 2      $146.68         1

FRANKLIN STRATEGIC INCOME VIP FUND................  0.00%       CLASS 2      $123.13       139
FRANKLIN STRATEGIC INCOME VIP FUND................  0.60%       CLASS 2      $118.99        87
FRANKLIN STRATEGIC INCOME VIP FUND................  0.80%       CLASS 2      $117.63        --
FRANKLIN STRATEGIC INCOME VIP FUND................  0.90%       CLASS 2      $116.96        14

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.00%   SERVICE SHARES   $162.70        39
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.60%   SERVICE SHARES   $157.21        23
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $155.42        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $154.53         1

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $ 16.37       127
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $163.68         9

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.00%      SERIES II     $ 15.31       132
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.00%      SERIES II     $153.07       126

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.60%     SERIES II      $147.91        69
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.90%     SERIES II      $145.39         8

INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.00%     SERIES II      $ 13.70       243
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.00%     SERIES II      $136.96       124
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.60%     SERIES II      $132.34        72
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.90%     SERIES II      $130.09         5

INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.00%     SERIES II      $ 13.93         8
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.00%     SERIES II      $139.29        11
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.60%     SERIES II      $134.59        10
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.80%     SERIES II      $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.90%     SERIES II      $132.30        --

INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $ 16.25         8
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $162.53        17
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.60%     SERIES II      $157.06         9
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.80%     SERIES II      $155.27        --
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.90%     SERIES II      $154.38        --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $ 16.09        24
IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $160.95         1

IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $  9.39        57
IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $ 93.87        77
IVY FUNDS VIP ENERGY................................  0.60%   COMMON SHARES    $ 90.71        59
IVY FUNDS VIP ENERGY................................  0.80%   COMMON SHARES    $ 89.67        --
IVY FUNDS VIP ENERGY................................  0.90%   COMMON SHARES    $ 89.16        13

IVY FUNDS VIP HIGH INCOME...........................  0.00%   COMMON SHARES    $  9.86       179
IVY FUNDS VIP HIGH INCOME...........................  0.00%   COMMON SHARES    $ 98.63       122
IVY FUNDS VIP HIGH INCOME...........................  0.60%   COMMON SHARES    $ 97.07        64
IVY FUNDS VIP HIGH INCOME...........................  0.80%   COMMON SHARES    $ 96.56        --
IVY FUNDS VIP HIGH INCOME...........................  0.90%   COMMON SHARES    $ 96.30         4

IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $ 17.27       115
IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $172.66        76
IVY FUNDS VIP MID CAP GROWTH........................  0.60%   COMMON SHARES    $166.85        73
IVY FUNDS VIP MID CAP GROWTH........................  0.80%   COMMON SHARES    $164.94        --
IVY FUNDS VIP MID CAP GROWTH........................  0.90%   COMMON SHARES    $164.00         5

IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $ 19.92        66
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $132.86        73
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $199.21        18
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.60%   COMMON SHARES    $130.76        86
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.80%   COMMON SHARES    $130.06        --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.90%   COMMON SHARES    $129.71         5

IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $ 15.84        20
IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $158.38        27
IVY FUNDS VIP SMALL CAP GROWTH......................  0.60%   COMMON SHARES    $153.04        26
IVY FUNDS VIP SMALL CAP GROWTH......................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH......................  0.90%   COMMON SHARES    $150.43         2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $  8.59       158
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $ 85.89       288

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.60%   SERVICE SHARES  $   83.00      145
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.80%   SERVICE SHARES  $   82.05       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.90%   SERVICE SHARES  $   81.58       11

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.00%   SERVICE CLASS   $   16.70      197
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.00%   SERVICE CLASS   $  166.99      233
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.60%   SERVICE CLASS   $  161.36      156
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.80%   SERVICE CLASS   $  159.52       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.90%   SERVICE CLASS   $  158.61       14

MFS(R) INVESTORS TRUST SERIES.........................  0.00%   SERVICE CLASS   $  173.66        7
MFS(R) INVESTORS TRUST SERIES.........................  0.60%   SERVICE CLASS   $  167.81        6
MFS(R) INVESTORS TRUST SERIES.........................  0.80%   SERVICE CLASS   $  165.90       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.00%   SERVICE CLASS   $  178.35        6
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.60%   SERVICE CLASS   $  172.34        7
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.80%   SERVICE CLASS   $  170.38       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.90%   SERVICE CLASS   $  169.40       --

MFS(R) UTILITIES SERIES...............................  0.00%   SERVICE CLASS   $   15.48       76
MFS(R) UTILITIES SERIES...............................  0.00%   SERVICE CLASS   $  154.79        3

MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $   27.85       14
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $  157.58       --
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $  289.86      159
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         A         $  219.42        4
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         A         $1,114.42      269
MULTIMANAGER AGGRESSIVE EQUITY........................  0.80%         A         $  162.61       17
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%         A         $  290.74       79
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         B         $  147.63       53
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         B         $  134.13      141

MULTIMANAGER CORE BOND................................  0.00%         A         $   13.56       39
MULTIMANAGER CORE BOND................................  0.00%         A         $  160.01        3
MULTIMANAGER CORE BOND................................  0.00%         A         $  169.33      110
MULTIMANAGER CORE BOND................................  0.60%         A         $  164.16        7
MULTIMANAGER CORE BOND................................  0.00%         B         $  174.54       97
MULTIMANAGER CORE BOND................................  0.60%         B         $  160.44      190
MULTIMANAGER CORE BOND................................  0.80%         B         $  155.98       --
MULTIMANAGER CORE BOND................................  0.90%         B         $  153.79       17

MULTIMANAGER MID CAP GROWTH...........................  0.00%         A         $  358.68       30
MULTIMANAGER MID CAP GROWTH...........................  0.60%         A         $  201.54        1
MULTIMANAGER MID CAP GROWTH...........................  0.00%         B         $  316.79       11
MULTIMANAGER MID CAP GROWTH...........................  0.60%         B         $  187.99       78
MULTIMANAGER MID CAP GROWTH...........................  0.80%         B         $  286.10       --
MULTIMANAGER MID CAP GROWTH...........................  0.90%         B         $  180.20        8

MULTIMANAGER MID CAP VALUE............................  0.00%         A         $   26.41       12
MULTIMANAGER MID CAP VALUE............................  0.00%         A         $  232.33        2
MULTIMANAGER MID CAP VALUE............................  0.00%         A         $  352.93       25
MULTIMANAGER MID CAP VALUE............................  0.60%         A         $  215.41        1
MULTIMANAGER MID CAP VALUE............................  0.00%         B         $  231.18       28
MULTIMANAGER MID CAP VALUE............................  0.60%         B         $  212.50      122
MULTIMANAGER MID CAP VALUE............................  0.80%         B         $  206.58       --
MULTIMANAGER MID CAP VALUE............................  0.90%         B         $  203.69       11

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY.........................  0.00%          A         $ 33.38        10
MULTIMANAGER TECHNOLOGY.........................  0.00%          A         $466.60        32
MULTIMANAGER TECHNOLOGY.........................  0.60%          A         $239.90         3
MULTIMANAGER TECHNOLOGY.........................  0.00%          B         $379.34        41
MULTIMANAGER TECHNOLOGY.........................  0.60%          B         $214.93       248
MULTIMANAGER TECHNOLOGY.........................  0.80%          B         $342.59         1
MULTIMANAGER TECHNOLOGY.........................  0.90%          B         $206.03        11

NATURAL RESOURCES PORTFOLIO.....................  0.00%      CLASS II      $ 12.68        44
NATURAL RESOURCES PORTFOLIO.....................  0.00%      CLASS II      $ 49.32        42

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.00%    ADVISOR CLASS   $ 62.19        91
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.60%    ADVISOR CLASS   $ 60.10        33
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.80%    ADVISOR CLASS   $ 59.41        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.90%    ADVISOR CLASS   $ 59.07         8

PIMCO REAL RETURN PORTFOLIO.....................  0.00%    ADVISOR CLASS   $ 11.57        80
PIMCO REAL RETURN PORTFOLIO.....................  0.00%    ADVISOR CLASS   $115.70       131
PIMCO REAL RETURN PORTFOLIO.....................  0.60%    ADVISOR CLASS   $111.81        60
PIMCO REAL RETURN PORTFOLIO.....................  0.80%    ADVISOR CLASS   $110.53        --
PIMCO REAL RETURN PORTFOLIO.....................  0.90%    ADVISOR CLASS   $109.90         5

PIMCO TOTAL RETURN PORTFOLIO....................  0.00%    ADVISOR CLASS   $ 12.14       283
PIMCO TOTAL RETURN PORTFOLIO....................  0.00%    ADVISOR CLASS   $121.43       291
PIMCO TOTAL RETURN PORTFOLIO....................  0.60%    ADVISOR CLASS   $117.34       187
PIMCO TOTAL RETURN PORTFOLIO....................  0.80%    ADVISOR CLASS   $116.00         1
PIMCO TOTAL RETURN PORTFOLIO....................  0.90%    ADVISOR CLASS   $115.34        23

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.00%      CLASS II      $152.88        44
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.60%      CLASS II      $147.73        68
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.80%      CLASS II      $146.05        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.90%      CLASS II      $145.21         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......  0.00%      CLASS II      $ 34.22        74
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......  0.00%      CLASS II      $342.16        10

TARGET 2015 ALLOCATION..........................  0.00%          B         $ 17.06        12
TARGET 2015 ALLOCATION..........................  0.00%          B         $134.09        --

TARGET 2025 ALLOCATION..........................  0.00%          B         $ 18.68        45
TARGET 2025 ALLOCATION..........................  0.00%          B         $ 94.18        --
TARGET 2025 ALLOCATION..........................  0.00%          B         $138.98         1
TARGET 2025 ALLOCATION..........................  0.60%          B         $ 93.80         3

TARGET 2035 ALLOCATION..........................  0.00%          B         $ 19.81        21
TARGET 2035 ALLOCATION..........................  0.00%          B         $ 93.85         1
TARGET 2035 ALLOCATION..........................  0.00%          B         $141.87         2
TARGET 2035 ALLOCATION..........................  0.60%          B         $ 93.47        --

TARGET 2045 ALLOCATION..........................  0.00%          B         $ 20.78        14
TARGET 2045 ALLOCATION..........................  0.00%          B         $ 93.31         1
TARGET 2045 ALLOCATION..........................  0.00%          B         $142.67         1
TARGET 2045 ALLOCATION..........................  0.60%          B         $ 92.93        --

TARGET 2055 ALLOCATION..........................  0.00%          B         $ 93.79        --

TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.00%       CLASS 2      $ 78.96        62
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.60%       CLASS 2      $ 76.30        36
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.80%       CLASS 2      $ 75.43        --
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.90%       CLASS 2      $ 74.99         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                           UNITS
                                               CONTRACT                                 OUTSTANDING
                                               CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                               -------- -------------------- ---------- -----------
TEMPLETON GLOBAL BOND VIP FUND................  0.00%         CLASS 2         $ 11.88       186
TEMPLETON GLOBAL BOND VIP FUND................  0.00%         CLASS 2         $118.80       217
TEMPLETON GLOBAL BOND VIP FUND................  0.60%         CLASS 2         $114.80       114
TEMPLETON GLOBAL BOND VIP FUND................  0.80%         CLASS 2         $113.49        --
TEMPLETON GLOBAL BOND VIP FUND................  0.90%         CLASS 2         $112.84        12

TEMPLETON GROWTH VIP FUND.....................  0.00%         CLASS 2         $139.77        17
TEMPLETON GROWTH VIP FUND.....................  0.60%         CLASS 2         $135.06        14
TEMPLETON GROWTH VIP FUND.....................  0.80%         CLASS 2         $133.52        --
TEMPLETON GROWTH VIP FUND.....................  0.90%         CLASS 2         $132.75         2

VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.00%      CLASS S SHARES     $ 59.42        88
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.60%      CLASS S SHARES     $ 57.41        55
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.80%      CLASS S SHARES     $ 56.76        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.90%      CLASS S SHARES     $ 56.43         4

VANGUARD VARIABLE INSURANCE FUND-EQUITY INDEX
 PORTFOLIO....................................  0.60%   INVESTOR SHARE CLASS  $212.51        37

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                           ALL ASSET
                                                                   ALL ASSET   ALL ASSET   MODERATE   AMERICAN CENTURY
                                                                  AGGRESSIVE-   GROWTH-     GROWTH-      VP MID CAP
                                                                    ALT 25*     ALT 20*     ALT 15*      VALUE FUND
                                                                  ----------- -----------  ---------  ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................................  $  36,493  $   151,343  $  48,053    $   505,173
 Expenses:
   Asset-based charges...........................................      5,581       35,022      2,754        102,180
                                                                   ---------  -----------  ---------    -----------

NET INVESTMENT INCOME (LOSS).....................................     30,912      116,321     45,299        402,993
                                                                   ---------  -----------  ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments.......................    (28,181)     135,371    (31,472)     1,369,743
   Net realized gain distribution from the Portfolios............     70,028      508,235     43,360      1,497,565
                                                                   ---------  -----------  ---------    -----------
 Net realized gain (loss) on investments.........................     41,847      643,606     11,888      2,867,308
                                                                   ---------  -----------  ---------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments...................................................   (296,469)  (1,467,945)  (279,742)    (3,905,191)
                                                                   ---------  -----------  ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...........   (254,622)    (824,339)  (267,854)    (1,037,883)
                                                                   ---------  -----------  ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..  $(223,710) $  (708,018) $(222,555)   $  (634,890)
                                                                   =========  ===========  =========    ===========

                                                                    AMERICAN FUNDS
                                                                  INSURANCE SERIES(R) AMERICAN FUNDS
                                                                     GLOBAL SMALL       INSURANCE
                                                                    CAPITALIZATION    SERIES(R) NEW
                                                                       FUND/SM/       WORLD FUND(R)
                                                                  ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................................      $      --        $  28,522
 Expenses:
   Asset-based charges...........................................          6,438           10,337
                                                                       ---------        ---------

NET INVESTMENT INCOME (LOSS).....................................         (6,438)          18,185
                                                                       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments.......................        (17,757)        (195,660)
   Net realized gain distribution from the Portfolios............        210,196          272,800
                                                                       ---------        ---------
 Net realized gain (loss) on investments.........................        192,439           77,140
                                                                       ---------        ---------

 Net change in unrealized appreciation (depreciation) of
   investments...................................................       (335,896)        (328,097)
                                                                       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...........       (143,457)        (250,957)
                                                                       ---------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..      $(149,895)       $(232,772)
                                                                       =========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               AXA 400     AXA 500    AXA 2000
                                                               MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED
                                                             VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*
                                                             ----------- ----------- ----------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  18,196   $  54,377   $   9,611   $  1,332,902   $ 239,438
 Expenses:
   Asset-based charges......................................      9,584      19,276       7,990        258,437          --
                                                              ---------   ---------   ---------   ------------   ---------

NET INVESTMENT INCOME (LOSS)................................      8,612      35,101       1,621      1,074,465     239,438
                                                              ---------   ---------   ---------   ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    100,811     256,471      50,059      3,227,929      92,581
   Net realized gain distribution from the Portfolios.......    174,975     102,879      97,061      8,610,352     184,613
                                                              ---------   ---------   ---------   ------------   ---------
 Net realized gain (loss) on investments....................    275,786     359,350     147,120     11,838,281     277,194
                                                              ---------   ---------   ---------   ------------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (419,615)   (417,425)   (287,236)   (15,516,589)   (700,010)
                                                              ---------   ---------   ---------   ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (143,829)    (58,075)   (140,116)    (3,678,308)   (422,816)
                                                              ---------   ---------   ---------   ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(135,217)  $ (22,974)  $(138,495)  $ (2,603,843)  $(183,378)
                                                              =========   =========   =========   ============   =========

                                                             AXA CONSERVATIVE
                                                               ALLOCATION*
                                                             ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $ 277,588
 Expenses:
   Asset-based charges......................................      131,479
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................      146,109
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (68,259)
   Net realized gain distribution from the Portfolios.......      590,146
                                                                ---------
 Net realized gain (loss) on investments....................      521,887
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (845,099)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (323,212)
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $(177,103)
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     AXA
                                                                     AXA             AXA             AXA        GLOBAL EQUITY
                                                             CONSERVATIVE GROWTH CONSERVATIVE CONSERVATIVE-PLUS    MANAGED
                                                                  STRATEGY*       STRATEGY*      ALLOCATION*     VOLATILITY*
                                                             ------------------- ------------ ----------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $  52,826        $ 19,856      $   274,481     $ 1,316,994
 Expenses:
   Asset-based charges......................................             --              --           95,558         547,468
                                                                  ---------        --------      -----------     -----------

NET INVESTMENT INCOME (LOSS)................................         52,826          19,856          178,923         769,526
                                                                  ---------        --------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         63,401           6,493          207,715       2,541,805
   Net realized gain distribution from the Portfolios.......         37,542           3,134        1,155,361              --
                                                                  ---------        --------      -----------     -----------
 Net realized gain (loss) on investments....................        100,943           9,627        1,363,076       2,541,805
                                                                  ---------        --------      -----------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       (186,131)        (37,547)      (1,830,737)     (6,051,699)
                                                                  ---------        --------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        (85,188)        (27,920)        (467,661)     (3,509,894)
                                                                  ---------        --------      -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $ (32,362)       $ (8,064)     $  (288,738)    $(2,740,368)
                                                                  =========        ========      ===========     ===========

                                                                                 AXA
                                                                 AXA      INTERNATIONAL CORE
                                                               GROWTH          MANAGED
                                                              STRATEGY*      VOLATILITY*
                                                             -----------  ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   483,356     $    38,862
 Expenses:
   Asset-based charges......................................          --         207,627
                                                             -----------     -----------

NET INVESTMENT INCOME (LOSS)................................     483,356        (168,765)
                                                             -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     249,339         825,718
   Net realized gain distribution from the Portfolios.......     419,171              --
                                                             -----------     -----------
 Net realized gain (loss) on investments....................     668,510         825,718
                                                             -----------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,644,100)     (3,571,482)
                                                             -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (975,590)     (2,745,764)
                                                             -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (492,234)    $(2,914,529)
                                                             ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  AXA           AXA           AXA             AXA
                                                             INTERNATIONAL INTERNATIONAL LARGE CAP CORE LARGE CAP GROWTH
                                                                MANAGED    VALUE MANAGED    MANAGED         MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*     VOLATILITY*
                                                             ------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $     782    $    86,801   $   254,605     $    707,284
 Expenses:
   Asset-based charges......................................       4,869        311,041        54,048        1,082,185
                                                               ---------    -----------   -----------     ------------

NET INVESTMENT INCOME (LOSS)................................      (4,087)      (224,240)      200,557         (374,901)
                                                               ---------    -----------   -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (3,014)        22,639       879,622       14,304,482
   Net realized gain distribution from the Portfolios.......      57,917             --       392,314       10,727,031
                                                               ---------    -----------   -----------     ------------
 Net realized gain (loss) on investments....................      54,903         22,639     1,271,936       25,031,513
                                                               ---------    -----------   -----------     ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (122,244)    (2,468,388)   (1,398,547)     (15,570,393)
                                                               ---------    -----------   -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (67,341)    (2,445,749)     (126,611)       9,461,120
                                                               ---------    -----------   -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (71,428)   $(2,669,989)  $    73,946     $  9,086,219
                                                               =========    ===========   ===========     ============

                                                                   AXA            AXA
                                                             LARGE CAP VALUE MID CAP VALUE
                                                                 MANAGED        MANAGED
                                                               VOLATILITY*    VOLATILITY*
                                                             --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  6,395,049   $  1,591,069
 Expenses:
   Asset-based charges......................................     1,898,522        901,219
                                                              ------------   ------------

NET INVESTMENT INCOME (LOSS)................................     4,496,527        689,850
                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     3,031,387     10,016,316
   Net realized gain distribution from the Portfolios.......            --             --
                                                              ------------   ------------
 Net realized gain (loss) on investments....................     3,031,387     10,016,316
                                                              ------------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (25,638,035)   (18,646,381)
                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (22,606,648)    (8,630,065)
                                                              ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(18,110,121)  $ (7,940,215)
                                                              ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  AXA            AXA            AXA         AXA/AB
                                                               MODERATE    MODERATE GROWTH MODERATE-PLUS   SMALL CAP
                                                              ALLOCATION*     STRATEGY*     ALLOCATION*     GROWTH*
                                                             ------------  --------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  7,830,270    $   883,989   $  3,843,441  $     93,170
 Expenses:
   Asset-based charges......................................    4,944,594             --        844,567       965,458
                                                             ------------    -----------   ------------  ------------

NET INVESTMENT INCOME (LOSS)................................    2,885,676        883,989      2,998,874      (872,288)
                                                             ------------    -----------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      857,880        616,529      1,612,523     5,501,499
   Net realized gain distribution from the Portfolios.......   34,041,374        793,462     19,743,467    21,286,436
                                                             ------------    -----------   ------------  ------------
 Net realized gain (loss) on investments....................   34,899,254      1,409,991     21,355,990    26,787,935
                                                             ------------    -----------   ------------  ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (50,142,497)    (3,067,544)   (30,416,499)  (31,960,172)
                                                             ------------    -----------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (15,243,243)    (1,657,553)    (9,060,509)   (5,172,237)
                                                             ------------    -----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(12,357,567)   $  (773,564)  $ (6,061,635) $ (6,044,525)
                                                             ============    ===========   ============  ============

                                                                 AXA/          BLACKROCK
                                                             LOOMIS SAYLES GLOBAL ALLOCATION
                                                                GROWTH*        V.I. FUND
                                                             ------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   29,577       $  91,380
 Expenses:
   Asset-based charges......................................      65,653              --
                                                              ----------       ---------

NET INVESTMENT INCOME (LOSS)................................     (36,076)         91,380
                                                              ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (15,906)       (320,280)
   Net realized gain distribution from the Portfolios.......     263,929         572,851
                                                              ----------       ---------
 Net realized gain (loss) on investments....................     248,023         252,571
                                                              ----------       ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,295,473        (281,268)
                                                              ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   2,543,496         (28,697)
                                                              ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $2,507,420       $  62,683
                                                              ==========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                         EQ/
                                                             CHARTER/SM/  CHARTER/SM/  CHARTER/SM/    BLACKROCK      EQ/BOSTON
                                                             MULTI-SECTOR  SMALL CAP    SMALL CAP    BASIC VALUE  ADVISORS EQUITY
                                                                BOND*       GROWTH*       VALUE*       EQUITY*        INCOME*
                                                             ------------ -----------  -----------  ------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 1,394,336  $    32,246  $   153,737  $  2,733,976    $   305,812
 Expenses:
   Asset-based charges......................................     390,698       19,916       78,434       772,088         43,551
                                                             -----------  -----------  -----------  ------------    -----------

NET INVESTMENT INCOME (LOSS)................................   1,003,638       12,330       75,303     1,961,888        262,261
                                                             -----------  -----------  -----------  ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,270,794)     386,736    1,030,645     8,277,931        680,265
   Net realized gain distribution from the Portfolios.......          --           --           --            --      1,699,550
                                                             -----------  -----------  -----------  ------------    -----------
 Net realized gain (loss) on investments....................  (1,270,794)     386,736    1,030,645     8,277,931      2,379,815
                                                             -----------  -----------  -----------  ------------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (625,415)  (1,109,153)  (5,207,967)  (23,808,225)    (3,020,312)
                                                             -----------  -----------  -----------  ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,896,209)    (722,417)  (4,177,322)  (15,530,294)      (640,497)
                                                             -----------  -----------  -----------  ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (892,571) $  (710,087) $(4,102,019) $(13,568,406)   $  (378,236)
                                                             ===========  ===========  ===========  ============    ===========

                                                              EQ/CALVERT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  20,389
 Expenses:
   Asset-based charges......................................      4,880
                                                              ---------

NET INVESTMENT INCOME (LOSS)................................     15,509
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    111,410
   Net realized gain distribution from the Portfolios.......    210,785
                                                              ---------
 Net realized gain (loss) on investments....................    322,195
                                                              ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (332,743)
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (10,548)
                                                              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $   4,961
                                                              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                              EQ/CAPITAL    EQ/COMMON    EQ/CORE     EQ/EQUITY     EQ/GAMCO
                                                               GUARDIAN       STOCK       BOND          500       MERGERS AND
                                                              RESEARCH*      INDEX*      INDEX*       INDEX*     ACQUISITIONS*
                                                             -----------  ------------  ---------  ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   660,228  $ 21,718,173  $ 796,631  $ 11,806,814    $      --
 Expenses:
   Asset-based charges......................................     539,090     8,441,225    156,208     2,652,589       35,615
                                                             -----------  ------------  ---------  ------------    ---------

NET INVESTMENT INCOME (LOSS)................................     121,138    13,276,948    640,423     9,154,225      (35,615)
                                                             -----------  ------------  ---------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   5,081,556    45,550,451     55,854    38,543,353      136,362
   Net realized gain distribution from the Portfolios.......          --            --         --    13,092,224      663,987
                                                             -----------  ------------  ---------  ------------    ---------
 Net realized gain (loss) on investments....................   5,081,556    45,550,451     55,854    51,635,577      800,349
                                                             -----------  ------------  ---------  ------------    ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,916,741)  (66,420,997)  (620,665)  (57,226,749)    (442,986)
                                                             -----------  ------------  ---------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,164,815   (20,870,546)  (564,811)   (5,591,172)     357,363
                                                             -----------  ------------  ---------  ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 1,285,953  $ (7,593,598) $  75,612  $  3,563,053    $ 321,748
                                                             ===========  ============  =========  ============    =========

                                                               EQ/GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $    805,210
 Expenses:
   Asset-based charges......................................      372,372
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................      432,838
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,389,664
   Net realized gain distribution from the Portfolios.......    7,803,737
                                                             ------------
 Net realized gain (loss) on investments....................   14,193,401
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (23,639,812)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (9,446,411)
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (9,013,573)
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                            EQ/
                                                                        INTERMEDIATE      EQ/                    EQ/JPMORGAN
                                                             EQ/GLOBAL   GOVERNMENT  INTERNATIONAL  EQ/INVESCO      VALUE
                                                             BOND PLUS*    BOND*     EQUITY INDEX*  COMSTOCK*   OPPORTUNITIES*
                                                             ---------- ------------ ------------- -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   8,197   $ 506,410   $  7,169,653  $   551,224   $   225,860
 Expenses:
   Asset-based charges......................................    51,279     258,576      1,519,239       59,663       136,103
                                                             ---------   ---------   ------------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................   (43,082)    247,834      5,650,414      491,561        89,757
                                                             ---------   ---------   ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (480,303)    419,315     (1,973,019)     898,563     2,320,971
   Net realized gain distribution from the Portfolios.......    23,392      94,659             --           --            --
                                                             ---------   ---------   ------------  -----------   -----------
 Net realized gain (loss) on investments....................  (456,911)    513,974     (1,973,019)     898,563     2,320,971
                                                             ---------   ---------   ------------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (266,877)   (640,827)   (10,756,200)  (3,002,888)   (3,303,606)
                                                             ---------   ---------   ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (723,788)   (126,853)   (12,729,219)  (2,104,325)     (982,635)
                                                             ---------   ---------   ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(766,870)  $ 120,981   $ (7,078,805) $(1,612,764)  $  (892,878)
                                                             =========   =========   ============  ===========   ===========

                                                               EQ/LARGE
                                                              CAP GROWTH
                                                                INDEX*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,165,145
 Expenses:
   Asset-based charges......................................      611,092
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................      554,053
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,231,722
   Net realized gain distribution from the Portfolios.......   11,832,526
                                                             ------------
 Net realized gain (loss) on investments....................   18,064,248
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,845,810)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    5,218,438
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  5,772,491
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     EQ/
                                                              EQ/LARGE       EQ/MFS                             MORGAN STANLEY
                                                              CAP VALUE   INTERNATIONAL    EQ/MID     EQ/MONEY     MID CAP
                                                               INDEX*        GROWTH*     CAP INDEX*   MARKET*      GROWTH*
                                                             -----------  ------------- -----------  ---------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   387,055   $   236,767  $ 1,010,398  $      --   $        --
 Expenses:
   Asset-based charges......................................      60,494       103,735      392,117    659,391       130,225
                                                             -----------   -----------  -----------  ---------   -----------

NET INVESTMENT INCOME (LOSS)................................     326,561       133,032      618,281   (659,391)     (130,225)
                                                             -----------   -----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   1,265,657       944,265    4,142,515       (519)      470,752
   Net realized gain distribution from the Portfolios.......     483,352       588,639           --        831     1,111,987
                                                             -----------   -----------  -----------  ---------   -----------
 Net realized gain (loss) on investments....................   1,749,009     1,532,904    4,142,515        312     1,582,739
                                                             -----------   -----------  -----------  ---------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,029,371)   (1,675,590)  (8,365,728)    (2,431)   (3,988,100)
                                                             -----------   -----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,280,362)     (142,686)  (4,223,213)    (2,119)   (2,405,361)
                                                             -----------   -----------  -----------  ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (953,801)  $    (9,654) $(3,604,932) $(661,510)  $(2,535,586)
                                                             ===========   ===========  ===========  =========   ===========

                                                              EQ/PIMCO
                                                             ULTRA SHORT
                                                                BOND*
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 164,039
 Expenses:
   Asset-based charges......................................    106,066
                                                              ---------

NET INVESTMENT INCOME (LOSS)................................     57,973
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (86,263)
   Net realized gain distribution from the Portfolios.......         --
                                                              ---------
 Net realized gain (loss) on investments....................    (86,263)
                                                              ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,220)
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (262,483)
                                                              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(204,510)
                                                              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                            EQ/
                                                                 EQ/        EQ/SMALL      T. ROWE       EQ/UBS         EQ/
                                                             QUALITY BOND   COMPANY     PRICE GROWTH   GROWTH &    WELLS FARGO
                                                                PLUS*        INDEX*        STOCK*      INCOME*    OMEGA GROWTH*
                                                             ------------ ------------  ------------ -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 661,546   $    687,044   $       --  $    71,350   $        --
 Expenses:
   Asset-based charges......................................    260,228        199,307      259,198       41,607       260,068
                                                              ---------   ------------   ----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................    401,318        487,737     (259,198)      29,743      (260,068)
                                                              ---------   ------------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (862,433)     2,179,774    3,332,491    1,065,884      (110,171)
   Net realized gain distribution from the Portfolios.......         --      5,984,686    3,029,789    1,573,791     6,035,160
                                                              ---------   ------------   ----------  -----------   -----------
 Net realized gain (loss) on investments....................   (862,433)     8,164,460    6,362,280    2,639,675     5,924,989
                                                              ---------   ------------   ----------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    369,294    (12,289,217)     635,064   (2,891,098)   (4,528,855)
                                                              ---------   ------------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (493,139)    (4,124,757)   6,997,344     (251,423)    1,396,134
                                                              ---------   ------------   ----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (91,821)  $ (3,637,020)  $6,738,146  $  (221,680)  $ 1,136,066
                                                              =========   ============   ==========  ===========   ===========

                                                               FIDELITY(R)
                                                                VIP ASSET
                                                             MANAGER: GROWTH
                                                                PORTFOLIO
                                                             ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  14,257
 Expenses:
   Asset-based charges......................................           --
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................       14,257
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      115,611
   Net realized gain distribution from the Portfolios.......          900
                                                                ---------
 Net realized gain (loss) on investments....................      116,511
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (134,182)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (17,671)
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (3,414)
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                         FIDELITY(R)  FIDELITY(R)   FIDELITY(R)
                                                                          FIDELITY(R)    VIP EQUITY- VIP GOVERNMENT VIP GROWTH &
                                                                       VIP CONTRAFUND(R)   INCOME     MONEY MARKET     INCOME
                                                                           PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                       ----------------- ----------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    728,119     $  33,008       $110      $   143,852
  Expenses:
   Asset-based charges................................................        356,914            --         --           22,995
                                                                         ------------     ---------       ----      -----------

NET INVESTMENT INCOME (LOSS)..........................................        371,205        33,008        110          120,857
                                                                         ------------     ---------       ----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      2,702,074         4,202         --          371,635
   Net realized gain distribution from the Portfolios.................      7,935,040        97,257         --          372,350
                                                                         ------------     ---------       ----      -----------
  Net realized gain (loss) on investments.............................     10,637,114       101,459         --          743,985
                                                                         ------------     ---------       ----      -----------

  Net change in unrealized appreciation (depreciation) of investments.    (11,146,011)     (182,104)        --       (1,074,627)
                                                                         ------------     ---------       ----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (508,897)      (80,645)        --         (330,642)
                                                                         ------------     ---------       ----      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   (137,692)    $ (47,637)      $110      $  (209,785)
                                                                         ============     =========       ====      ===========

                                                                       FIDELITY(R)  FIDELITY(R)
                                                                        VIP HIGH   VIP INVESTMENT
                                                                         INCOME      GRADE BOND
                                                                        PORTFOLIO    PORTFOLIO
                                                                       ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 259,608    $ 196,929
  Expenses:
   Asset-based charges................................................         --           --
                                                                        ---------    ---------

NET INVESTMENT INCOME (LOSS)..........................................    259,608      196,929
                                                                        ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (311,035)      54,914
   Net realized gain distribution from the Portfolios.................         --        5,496
                                                                        ---------    ---------
  Net realized gain (loss) on investments.............................   (311,035)      60,410
                                                                        ---------    ---------

  Net change in unrealized appreciation (depreciation) of investments.    (71,837)    (295,052)
                                                                        ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (382,872)    (234,642)
                                                                        ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(123,264)   $ (37,713)
                                                                        =========    =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                FIDELITY(R)
                                                                       FIDELITY(R)  FIDELITY(R)  VIP VALUE    FRANKLIN
                                                                       VIP MID CAP   VIP VALUE  STRATEGIES  MUTUAL SHARES
                                                                        PORTFOLIO    PORTFOLIO   PORTFOLIO    VIP FUND
                                                                       -----------  ----------- ----------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    56,610   $  16,171   $  3,284    $   356,812
  Expenses:
   Asset-based charges................................................      37,298          --         --         24,291
                                                                       -----------   ---------   --------    -----------

NET INVESTMENT INCOME (LOSS)..........................................      19,312      16,171      3,284        332,521
                                                                       -----------   ---------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (646,158)     65,893     45,799        626,507
   Net realized gain distribution from the Portfolios.................   3,952,513     218,385        290        787,272
                                                                       -----------   ---------   --------    -----------
  Net realized gain (loss) on investments.............................   3,306,355     284,278     46,089      1,413,779
                                                                       -----------   ---------   --------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,794,851)   (303,282)   (60,536)    (2,337,146)
                                                                       -----------   ---------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (488,496)    (19,004)   (14,447)      (923,367)
                                                                       -----------   ---------   --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (469,184)  $  (2,833)  $(11,163)   $  (590,846)
                                                                       ===========   =========   ========    ===========

                                                                           FRANKLIN        FRANKLIN
                                                                       RISING DIVIDENDS SMALL CAP VALUE
                                                                           VIP FUND        VIP FUND
                                                                       ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    739,248     $    35,167
  Expenses:
   Asset-based charges................................................        173,522          14,022
                                                                         ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        565,726          21,145
                                                                         ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      2,079,436         (68,104)
   Net realized gain distribution from the Portfolios.................      5,471,020         808,785
                                                                         ------------     -----------
  Net realized gain (loss) on investments.............................      7,550,456         740,681
                                                                         ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.    (10,135,616)     (1,197,710)
                                                                         ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,585,160)       (457,029)
                                                                         ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (2,019,434)    $  (435,884)
                                                                         ============     ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                          INVESCO V.I.
                                                                           FRANKLIN     GOLDMAN SACHS VIT DIVERSIFIED
                                                                       STRATEGIC INCOME   MID CAP VALUE     DIVIDEND
                                                                           VIP FUND           FUND            FUND
                                                                       ---------------- ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 1,874,507       $    12,744      $ 48,269
  Expenses:
   Asset-based charges................................................        83,271            28,706            --
                                                                         -----------       -----------      --------

NET INVESTMENT INCOME (LOSS)..........................................     1,791,236           (15,962)       48,269
                                                                         -----------       -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      (659,110)          (52,969)       65,282
   Net realized gain distribution from the Portfolios.................       497,810           813,692            --
                                                                         -----------       -----------      --------
  Net realized gain (loss) on investments.............................      (161,300)          760,723        65,282
                                                                         -----------       -----------      --------

  Net change in unrealized appreciation (depreciation) of investments.    (2,867,623)       (1,913,667)      (84,879)
                                                                         -----------       -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (3,028,923)       (1,152,944)      (19,597)
                                                                         -----------       -----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(1,237,687)      $(1,168,906)     $ 28,672
                                                                         ===========       ===========      ========

                                                                       INVESCO V.I.               INVESCO V.I.
                                                                          GLOBAL    INVESCO V.I.    MID CAP
                                                                       REAL ESTATE  INTERNATIONAL CORE EQUITY
                                                                           FUND      GROWTH FUND      FUND
                                                                       ------------ ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,123,383   $   409,148   $   3,322
  Expenses:
   Asset-based charges................................................      76,578        67,643       9,266
                                                                       -----------   -----------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   1,046,805       341,505      (5,944)
                                                                       -----------   -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     827,125     1,242,626      36,320
   Net realized gain distribution from the Portfolios.................          --            --     303,032
                                                                       -----------   -----------   ---------
  Net realized gain (loss) on investments.............................     827,125     1,242,626     339,352
                                                                       -----------   -----------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (2,603,707)   (2,527,271)   (457,303)
                                                                       -----------   -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,776,582)   (1,284,645)   (117,951)
                                                                       -----------   -----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (729,777)  $  (943,140)  $(123,895)
                                                                       ===========   ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          INVESCO       IVY FUNDS    IVY FUNDS    IVY FUNDS
                                                                       V.I. SMALL CAP VIP DIVIDEND      VIP       VIP HIGH
                                                                        EQUITY FUND   OPPORTUNITIES   ENERGY       INCOME
                                                                       -------------- ------------- -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --     $  8,002    $     8,431  $ 1,209,716
  Expenses:
   Asset-based charges................................................       10,192           --         50,966       44,165
                                                                        -----------     --------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................      (10,192)       8,002        (42,535)   1,165,551
                                                                        -----------     --------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      110,054       (2,438)      (623,240)    (368,139)
   Net realized gain distribution from the Portfolios.................      931,720       68,496         76,344      205,394
                                                                        -----------     --------    -----------  -----------
  Net realized gain (loss) on investments.............................    1,041,774       66,058       (546,896)    (162,745)
                                                                        -----------     --------    -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,307,587)     (92,192)    (3,144,450)  (2,489,988)
                                                                        -----------     --------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (265,813)     (26,134)    (3,691,346)  (2,652,733)
                                                                        -----------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (276,005)    $(18,132)   $(3,733,881) $(1,487,182)
                                                                        ===========     ========    ===========  ===========

                                                                        IVY FUNDS      IVY FUNDS
                                                                       VIP MID CAP  VIP SCIENCE AND
                                                                         GROWTH       TECHNOLOGY
                                                                       -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --    $        --
  Expenses:
   Asset-based charges................................................      87,298         73,140
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................     (87,298)       (73,140)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     773,173       (282,648)
   Net realized gain distribution from the Portfolios.................   2,384,560      1,394,406
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   3,157,733      1,111,758
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,925,907)    (2,099,490)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,768,174)      (987,732)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,855,472)   $(1,060,872)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                     LAZARD RETIREMENT    MFS(R)      MFS(R)
                                                                         IVY FUNDS       EMERGING      INTERNATIONAL INVESTORS
                                                                       VIP SMALL CAP  MARKETS EQUITY       VALUE       TRUST
                                                                          GROWTH         PORTFOLIO       PORTFOLIO    SERIES
                                                                       ------------- ----------------- ------------- ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --     $   501,382     $ 1,183,932  $  15,115
  Expenses:
   Asset-based charges................................................       22,237          96,635         167,673      6,262
                                                                        -----------     -----------     -----------  ---------

NET INVESTMENT INCOME (LOSS)..........................................      (22,237)        404,747       1,016,259      8,853
                                                                        -----------     -----------     -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      105,172      (1,529,455)      3,003,586     74,040
   Net realized gain distribution from the Portfolios.................    1,056,709         117,815         677,463    237,638
                                                                        -----------     -----------     -----------  ---------
  Net realized gain (loss) on investments.............................    1,161,881      (1,411,640)      3,681,049    311,678
                                                                        -----------     -----------     -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.   (1,250,082)     (8,487,944)     (1,260,811)  (329,890)
                                                                        -----------     -----------     -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (88,201)     (9,899,584)      2,420,238    (18,212)
                                                                        -----------     -----------     -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (110,438)    $(9,494,837)    $ 3,436,497  $  (9,359)
                                                                        ===========     ===========     ===========  =========

                                                                          MFS(R)
                                                                       MASSACHUSETTS
                                                                         INVESTORS    MFS(R)
                                                                       GROWTH STOCK  UTILITIES
                                                                       PORTFOLIO(A)   SERIES
                                                                       ------------- ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   9,936   $  84,079
  Expenses:
   Asset-based charges................................................       5,709          --
                                                                         ---------   ---------

NET INVESTMENT INCOME (LOSS)..........................................       4,227      84,079
                                                                         ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      44,523     (84,538)
   Net realized gain distribution from the Portfolios.................     125,469     147,568
                                                                         ---------   ---------
  Net realized gain (loss) on investments.............................     169,992      63,030
                                                                         ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.    (214,567)   (455,157)
                                                                         ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (44,575)   (392,127)
                                                                         ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (40,348)  $(308,048)
                                                                         =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER              MULTIMANAGER MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER   MID CAP      MID CAP
                                                                         EQUITY*     CORE BOND*    GROWTH*       VALUE*
                                                                       ------------ ------------ ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   659,050  $ 1,418,402  $        --  $   334,233
  Expenses:
   Asset-based charges................................................   2,263,909      227,148      109,360      173,777
                                                                       -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (1,604,859)   1,191,254     (109,360)     160,456
                                                                       -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  18,378,895     (551,689)     571,381    2,399,375
   Net realized gain distribution from the Portfolios.................          --           --    2,827,062           --
                                                                       -----------  -----------  -----------  -----------
  Net realized gain (loss) on investments.............................  18,378,895     (551,689)   3,398,443    2,399,375
                                                                       -----------  -----------  -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,344,791)    (723,006)  (3,804,113)  (5,330,868)
                                                                       -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  16,034,104   (1,274,695)    (405,670)  (2,931,493)
                                                                       -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $14,429,245  $   (83,441) $  (515,030) $(2,771,037)
                                                                       ===========  ===========  ===========  ===========

                                                                                      NATURAL
                                                                       MULTIMANAGER  RESOURCES
                                                                       TECHNOLOGY*   PORTFOLIO
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --  $        --
  Expenses:
   Asset-based charges................................................     352,910           --
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (352,910)          --
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   6,757,434   (3,257,160)
   Net realized gain distribution from the Portfolios.................   6,337,463           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  13,094,897   (3,257,160)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (7,570,893)   1,433,715
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,524,004   (1,823,445)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 5,171,094  $(1,823,445)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           PIMCO
                                                                         COMMODITY
                                                                       REALRETURN(R)    PIMCO        PIMCO     T. ROWE PRICE
                                                                         STRATEGY    REAL RETURN  TOTAL RETURN EQUITY INCOME
                                                                         PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO - II
                                                                       ------------- -----------  ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   380,299  $   985,083  $ 3,169,238   $   311,187
  Expenses:
   Asset-based charges................................................       19,526       52,237      156,580        79,718
                                                                        -----------  -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      360,773      932,846    3,012,658       231,469
                                                                        -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (1,069,197)    (552,388)    (382,072)      918,441
   Net realized gain distribution from the Portfolios.................           --           --      688,274       409,256
                                                                        -----------  -----------  -----------   -----------
  Net realized gain (loss) on investments.............................   (1,069,197)    (552,388)     306,202     1,327,697
                                                                        -----------  -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,912,720)  (1,140,066)  (3,274,363)   (3,142,396)
                                                                        -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (2,981,917)  (1,692,454)  (2,968,161)   (1,814,699)
                                                                        -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(2,621,144) $  (759,608) $    44,497   $(1,583,230)
                                                                        ===========  ===========  ===========   ===========


                                                                        T. ROWE PRICE
                                                                       HEALTH SCIENCES TARGET 2015
                                                                       PORTFOLIO - II  ALLOCATION*
                                                                       --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $       --      $ 2,696
  Expenses:
   Asset-based charges................................................           --           --
                                                                         ----------      -------

NET INVESTMENT INCOME (LOSS)..........................................           --        2,696
                                                                         ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      904,601       (1,979)
   Net realized gain distribution from the Portfolios.................      481,316        2,663
                                                                         ----------      -------
  Net realized gain (loss) on investments.............................    1,385,917          684
                                                                         ----------      -------

  Net change in unrealized appreciation (depreciation) of investments.     (741,390)      (9,414)
                                                                         ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      644,527       (8,730)
                                                                         ----------      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  644,527      $(6,034)
                                                                         ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                       TARGET 2025 TARGET 2035 TARGET 2045  TARGET 2055
                                                                       ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*(B)
                                                                       ----------- ----------- ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 16,132    $ 10,405    $  7,397       $ 649
  Expenses:
   Asset-based charges................................................       307          --           1          --
                                                                        --------    --------    --------       -----

NET INVESTMENT INCOME (LOSS)..........................................    15,825      10,405       7,396         649
                                                                        --------    --------    --------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (4,014)       (562)      4,455         158
   Net realized gain distribution from the Portfolios.................    14,253      11,147       6,389          46
                                                                        --------    --------    --------       -----
  Net realized gain (loss) on investments.............................    10,239      10,585      10,844         204
                                                                        --------    --------    --------       -----

  Net change in unrealized appreciation (depreciation) of investments.   (51,597)    (41,736)    (32,217)       (593)
                                                                        --------    --------    --------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (41,358)    (31,151)    (21,373)       (389)
                                                                        --------    --------    --------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(25,533)   $(20,746)   $(13,977)      $ 260
                                                                        ========    ========    ========       =====

                                                                        TEMPLETON
                                                                        DEVELOPING   TEMPLETON
                                                                         MARKETS    GLOBAL BOND
                                                                         VIP FUND    VIP FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   174,848  $ 3,498,333
  Expenses:
   Asset-based charges................................................      25,626       97,283
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     149,222    3,401,050
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (564,861)    (961,211)
   Net realized gain distribution from the Portfolios.................   1,113,461      227,214
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................     548,600     (733,997)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,539,693)  (4,661,392)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,991,093)  (5,395,389)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,841,871) $(1,994,339)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                    VANGUARD
                                                                       TEMPLETON  VAN ECK VIP  VARIABLE INSURANCE
                                                                        GROWTH    GLOBAL HARD  FUND-EQUITY INDEX
                                                                       VIP FUND   ASSETS FUND      PORTFOLIO
                                                                       ---------  -----------  ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 128,126  $     3,189      $ 128,909
  Expenses:
   Asset-based charges................................................    16,627       27,935         46,636
                                                                       ---------  -----------      ---------

NET INVESTMENT INCOME (LOSS)..........................................   111,499      (24,746)        82,273
                                                                       ---------  -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    97,988   (1,116,143)       281,336
   Net realized gain distribution from the Portfolios.................        --           --        236,069
                                                                       ---------  -----------      ---------
  Net realized gain (loss) on investments.............................    97,988   (1,116,143)       517,405
                                                                       ---------  -----------      ---------

  Net change in unrealized appreciation (depreciation) of investments.  (521,605)  (3,080,845)      (563,764)
                                                                       ---------  -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (423,617)  (4,196,988)       (46,359)
                                                                       ---------  -----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(312,118) $(4,221,734)     $  35,914
                                                                       =========  ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 25*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   30,912  $   44,341
  Net realized gain (loss) on investments..................................................     41,847      87,350
  Net change in unrealized appreciation (depreciation) of investments......................   (296,469)    (73,999)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (223,710)     57,692
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,494,746   2,753,131
  Transfers between Variable Investment Options including guaranteed interest account, net.    481,006    (256,759)
  Redemptions for contract benefits and terminations.......................................   (134,934)    (27,972)
  Contract maintenance charges.............................................................   (374,307)   (223,568)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,466,511   2,244,832
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (11)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,242,790   2,302,544
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,443,025   1,140,481
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $4,685,815  $3,443,025
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         27          42
  Redeemed.................................................................................        (12)        (21)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         15          21
                                                                                            ==========  ==========


                                                                                            ALL ASSET GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   116,321  $   212,562
  Net realized gain (loss) on investments..................................................     643,606      551,481
  Net change in unrealized appreciation (depreciation) of investments......................  (1,467,945)    (455,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (708,018)     308,496
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,762,518    2,980,374
  Transfers between Variable Investment Options including guaranteed interest account, net.    (930,556)     566,028
  Redemptions for contract benefits and terminations.......................................    (232,188)    (209,311)
  Contract maintenance charges.............................................................    (999,197)    (886,284)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     600,577    2,450,807
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (107,441)   2,759,303
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  17,621,082   14,861,779
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,513,641  $17,621,082
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          25           32
  Redeemed.................................................................................         (20)         (13)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           19
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                                   MODERATE
                                                                                                GROWTH-ALT 15*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   45,299  $   38,585
  Net realized gain (loss) on investments..................................................     11,888      35,994
  Net change in unrealized appreciation (depreciation) of investments......................   (279,742)    (59,022)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (222,555)     15,557
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  2,084,516     987,674
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,865,159     780,816
  Redemptions for contract benefits and terminations.......................................     (3,274)     (2,872)
  Contract maintenance charges.............................................................   (365,111)   (168,125)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,581,290   1,597,493
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (20)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  3,358,715   1,613,070
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,537,828     924,758
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,896,543  $2,537,828
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        118          22
  Redeemed.................................................................................        (12)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        106          19
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014



                                                                                             AMERICAN CENTURY VP MID
                                                                                                 CAP VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   402,993  $   181,316
  Net realized gain (loss) on investments..................................................   2,867,308    3,246,004
  Net change in unrealized appreciation (depreciation) of investments......................  (3,905,191)     324,471
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (634,890)   3,751,791
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,596,829    2,312,405
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,579,041    3,106,133
  Redemptions for contract benefits and terminations.......................................  (1,406,808)    (655,632)
  Contract maintenance charges.............................................................    (828,781)    (564,106)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,940,281    4,198,800
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        7,000
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,305,391    7,957,591
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  30,541,438   22,583,847
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,846,829  $30,541,438
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         130          119
  Redeemed.................................................................................         (83)         (60)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          47           59
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                                 GLOBAL SMALL
                                                                                            CAPITALIZATION FUND/SM/
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (6,438) $   (3,219)
  Net realized gain (loss) on investments..................................................    192,439      31,007
  Net change in unrealized appreciation (depreciation) of investments......................   (335,896)    (31,318)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (149,895)     (3,530)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    812,034     427,516
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,323,328     660,216
  Redemptions for contract benefits and terminations.......................................    (78,995)    (58,328)
  Contract maintenance charges.............................................................   (144,758)    (65,729)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,911,609     963,675
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        150          90
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,761,864     960,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,828,873     868,638
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,590,737  $1,828,873
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................         32          25
  Redeemed.................................................................................        (14)         (8)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         18          17
                                                                                            ==========  ==========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                               NEW WORLD FUND(R)
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   18,185  $   37,418
  Net realized gain (loss) on investments..................................................     77,140     245,091
  Net change in unrealized appreciation (depreciation) of investments......................   (328,097)   (624,623)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (232,772)   (342,114)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,256,174     990,649
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,477,302   2,466,492
  Redemptions for contract benefits and terminations.......................................   (175,843)    (30,630)
  Contract maintenance charges.............................................................   (197,133)   (119,736)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,360,500   3,306,775
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         49       1,245
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  2,127,777   2,965,906
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,903,725     937,819
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $6,031,502  $3,903,725
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................         78          85
  Redeemed.................................................................................        (27)        (13)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         51          72
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                AXA 400 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,612  $    2,956
  Net realized gain (loss) on investments..................................................    275,786     363,293
  Net change in unrealized appreciation (depreciation) of investments......................   (419,615)   (125,871)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (135,217)    240,378
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    299,859     340,483
  Transfers between Variable Investment Options including guaranteed interest account, net.    153,505    (147,053)
  Redemptions for contract benefits and terminations.......................................    (60,055)   (197,238)
  Contract maintenance charges.............................................................   (163,399)   (162,792)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    229,910    (166,600)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (20)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     94,673      73,798
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,065,332   2,991,534
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,160,005  $3,065,332
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5           6
  Redeemed.................................................................................         (4)         (7)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1          (1)
                                                                                            ==========  ==========

                                                                                                AXA 500 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   35,101  $   17,924
  Net realized gain (loss) on investments..................................................    359,350     331,576
  Net change in unrealized appreciation (depreciation) of investments......................   (417,425)    114,286
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (22,974)    463,786
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    610,036     397,977
  Transfers between Variable Investment Options including guaranteed interest account, net.     13,494   2,200,232
  Redemptions for contract benefits and terminations.......................................   (197,844)    (92,814)
  Contract maintenance charges.............................................................   (298,532)   (175,874)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    127,154   2,329,521
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (26)         50
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    104,154   2,793,357
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,575,901   2,782,544
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,680,055  $5,575,901
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         11          19
  Redeemed.................................................................................        (10)         (5)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1          14
                                                                                            ==========  ==========

                                                                                               AXA 2000 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    1,621  $   (4,343)
  Net realized gain (loss) on investments..................................................    147,120     235,347
  Net change in unrealized appreciation (depreciation) of investments......................   (287,236)   (144,270)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (138,495)     86,734
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    306,861     271,695
  Transfers between Variable Investment Options including guaranteed interest account, net.   (256,748)    255,038
  Redemptions for contract benefits and terminations.......................................    (54,269)    (93,785)
  Contract maintenance charges.............................................................   (119,767)   (105,199)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (123,923)    327,749
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (29)         25
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (262,447)    414,508
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,546,396   2,131,888
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,283,949  $2,546,396
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          3           9
  Redeemed.................................................................................         (5)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (2)          3
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,074,465  $  1,959,061
  Net realized gain (loss) on investments..................................................   11,838,281    16,308,717
  Net change in unrealized appreciation (depreciation) of investments......................  (15,516,589)  (11,906,753)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,603,843)    6,361,025
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,598,314    13,643,677
  Transfers between Variable Investment Options including guaranteed interest account, net.   (3,036,412)   (7,341,331)
  Redemptions for contract benefits and terminations.......................................   (7,135,654)   (6,736,008)
  Contract maintenance charges.............................................................   (6,782,311)   (7,158,104)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (5,356,063)   (7,591,766)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (7,959,906)   (1,230,741)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  142,781,296   144,012,037
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $134,821,390  $142,781,296
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           62            63
  Redeemed.................................................................................          (62)          (75)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --           (12)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           31            28
  Redeemed.................................................................................          (35)          (45)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (4)          (17)
                                                                                            ============  ============

                                                                                                  AXA BALANCED
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   239,438  $   214,961
  Net realized gain (loss) on investments..................................................     277,194      613,468
  Net change in unrealized appreciation (depreciation) of investments......................    (700,010)     (47,686)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (183,378)     780,743
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   7,377,805    6,647,881
  Transfers between Variable Investment Options including guaranteed interest account, net.     (56,910)  (1,720,102)
  Redemptions for contract benefits and terminations.......................................    (531,645)    (153,899)
  Contract maintenance charges.............................................................  (2,200,970)  (1,755,434)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,588,280    3,018,446
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,404,902    3,799,189
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  19,802,055   16,002,866
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $24,206,957  $19,802,055
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          37           36
  Redeemed.................................................................................          (5)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          32           22
                                                                                            ===========  ===========

                                                                                                AXA CONSERVATIVE
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   146,109  $   170,341
  Net realized gain (loss) on investments..................................................     521,887    1,126,070
  Net change in unrealized appreciation (depreciation) of investments......................    (845,099)    (471,474)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (177,103)     824,937
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,416,856    3,131,250
  Transfers between Variable Investment Options including guaranteed interest account, net.     274,828   (1,636,589)
  Redemptions for contract benefits and terminations.......................................  (3,240,303)  (1,029,069)
  Contract maintenance charges.............................................................  (2,396,971)  (2,622,725)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,945,590)  (2,157,133)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,122,693)  (1,332,196)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  36,181,038   37,513,234
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,058,345  $36,181,038
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          43           59
  Redeemed.................................................................................         (47)         (70)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)         (11)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           6           11
  Redeemed.................................................................................         (16)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)          --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               AXA CONSERVATIVE
                                                                                               GROWTH STRATEGY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   52,826  $   53,692
  Net realized gain (loss) on investments..................................................    100,943     127,437
  Net change in unrealized appreciation (depreciation) of investments......................   (186,131)       (959)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (32,362)    180,170
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,119,376   1,689,753
  Transfers between Variable Investment Options including guaranteed interest account, net.   (399,100)   (176,736)
  Redemptions for contract benefits and terminations.......................................    (34,913)    (38,203)
  Contract maintenance charges.............................................................   (509,171)   (459,181)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    176,192   1,015,633
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    143,830   1,195,803
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,395,326   4,199,523
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,539,156  $5,395,326
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          6          12
  Redeemed.................................................................................         (5)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           8
                                                                                            ==========  ==========

                                                                                               AXA CONSERVATIVE
                                                                                                   STRATEGY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   19,856  $   14,673
  Net realized gain (loss) on investments..................................................      9,627      17,768
  Net change in unrealized appreciation (depreciation) of investments......................    (37,547)     11,188
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (8,064)     43,629
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    491,519     521,170
  Transfers between Variable Investment Options including guaranteed interest account, net.    226,181      36,745
  Redemptions for contract benefits and terminations.......................................       (572)     (5,394)
  Contract maintenance charges.............................................................   (211,809)   (176,029)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    505,319     376,492
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   497,255    420,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,929,511   1,509,390
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,426,766  $1,929,511
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5           4
  Redeemed.................................................................................         (1)         (1)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          4           3
                                                                                            ==========  ==========

                                                                                              AXA CONSERVATIVE-PLUS
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   178,923  $   249,267
  Net realized gain (loss) on investments..................................................   1,363,076    1,862,861
  Net change in unrealized appreciation (depreciation) of investments......................  (1,830,737)  (1,112,926)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (288,738)     999,202
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,758,833    3,131,758
  Transfers between Variable Investment Options including guaranteed interest account, net.    (938,692)    (336,303)
  Redemptions for contract benefits and terminations.......................................  (1,994,031)  (1,773,525)
  Contract maintenance charges.............................................................  (2,497,174)  (2,631,384)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,671,064)  (1,609,454)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,959,802)    (610,252)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  34,967,093   35,577,345
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $32,007,291  $34,967,093
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          27           54
  Redeemed.................................................................................         (42)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (15)          20
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................           8           12
  Redeemed.................................................................................         (12)         (13)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (1)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 AXA GLOBAL EQUITY
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    769,526  $    933,210
  Net realized gain (loss) on investments..................................................    2,541,805     1,835,332
  Net change in unrealized appreciation (depreciation) of investments......................   (6,051,699)     (649,623)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,740,368)    2,118,919
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,169,950     9,665,780
  Transfers between Variable Investment Options including guaranteed interest account, net.   (4,836,417)   (8,244,070)
  Redemptions for contract benefits and terminations.......................................   (8,440,293)   (8,277,439)
  Contract maintenance charges.............................................................   (6,933,714)   (7,377,254)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (12,040,474)  (14,232,983)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (14,780,842)  (12,114,064)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  153,335,198   165,449,262
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $138,554,356  $153,335,198
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            8            44
  Redeemed.................................................................................          (40)          (71)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (32)          (27)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           19            14
  Redeemed.................................................................................          (56)          (59)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (37)          (45)
                                                                                            ============  ============

                                                                                                   AXA GROWTH
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   483,356  $   450,063
  Net realized gain (loss) on investments..................................................     668,510      896,725
  Net change in unrealized appreciation (depreciation) of investments......................  (1,644,100)     203,204
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (492,234)   1,549,992
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  12,659,103   11,432,734
  Transfers between Variable Investment Options including guaranteed interest account, net.    (129,000)   1,403,127
  Redemptions for contract benefits and terminations.......................................    (590,167)    (417,417)
  Contract maintenance charges.............................................................  (3,254,917)  (2,531,987)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,685,019    9,886,457
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   8,192,785   11,436,449
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  34,422,231   22,985,782
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,615,016  $34,422,231
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          64           75
  Redeemed.................................................................................          (8)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          56           66
                                                                                            ===========  ===========

                                                                                                AXA INTERNATIONAL
                                                                                                  CORE MANAGED
                                                                                                 VOLATILITY*(A)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (168,765) $   811,360
  Net realized gain (loss) on investments..................................................     825,718    1,370,978
  Net change in unrealized appreciation (depreciation) of investments......................  (3,571,482)  (9,234,264)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,914,529)  (7,051,926)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,816,133    2,968,241
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,134,981)  46,537,401
  Redemptions for contract benefits and terminations.......................................  (4,199,696)  (1,409,412)
  Contract maintenance charges.............................................................  (4,663,163)  (3,184,166)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (6,181,707)  44,912,064
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (9,096,236)  37,860,138
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  69,547,784   31,687,646
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $60,451,548  $69,547,784
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           3           55
  Redeemed.................................................................................          (8)         (10)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          45
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          38          262
  Redeemed.................................................................................         (74)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (36)         212
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA INTERNATIONAL
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (4,087) $    9,433
  Net realized gain (loss) on investments..................................................     54,903      56,874
  Net change in unrealized appreciation (depreciation) of investments......................   (122,244)   (190,003)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (71,428)   (123,696)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    251,779     225,690
  Transfers between Variable Investment Options including guaranteed interest account, net.    243,715      29,102
  Redemptions for contract benefits and terminations.......................................    (56,457)    (34,332)
  Contract maintenance charges.............................................................    (86,979)    (86,791)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    352,058     133,669
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (38)         35
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    280,592      10,008
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,626,972   1,616,964
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,907,564  $1,626,972
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          6           6
  Redeemed.................................................................................         (4)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2           2
                                                                                            ==========  ==========

                                                                                                AXA INTERNATIONAL
                                                                                                  VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (224,240) $  1,167,317
  Net realized gain (loss) on investments..................................................      22,639       394,163
  Net change in unrealized appreciation (depreciation) of investments......................  (2,468,388)   (8,613,032)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (2,669,989)   (7,051,552)
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,848,746     6,104,497
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,722,684)   (2,438,601)
  Redemptions for contract benefits and terminations.......................................  (4,297,302)   (5,171,748)
  Contract maintenance charges.............................................................  (4,522,794)   (4,836,909)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,694,034)   (6,342,761)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --            --
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,364,023)  (13,394,313)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  86,952,099   100,346,412
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $78,588,076  $ 86,952,099
                                                                                            ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          15            16
  Redeemed.................................................................................         (18)          (23)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................          (3)           (7)
                                                                                            ===========  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          36            34
  Redeemed.................................................................................         (65)          (61)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................         (29)          (27)
                                                                                            ===========  ============

                                                                                                    AXA LARGE
                                                                                                CAP CORE MANAGED
                                                                                                 VOLATILITY*(D)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   200,557  $   214,250
  Net realized gain (loss) on investments..................................................   1,271,936    1,869,411
  Net change in unrealized appreciation (depreciation) of investments......................  (1,398,547)     440,572
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      73,946    2,524,233
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,122,716      875,818
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,068,827)   9,581,407
  Redemptions for contract benefits and terminations.......................................  (1,721,411)    (757,255)
  Contract maintenance charges.............................................................  (1,140,902)    (971,929)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,808,424)   8,728,041
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,734,478)  11,252,274
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,941,884   17,689,610
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,207,406  $28,941,884
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2           20
  Redeemed.................................................................................          (5)          (4)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          16
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7           51
  Redeemed.................................................................................         (17)         (20)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)          31
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   AXA LARGE CAP
                                                                                                  GROWTH MANAGED
                                                                                                  VOLATILITY*(E)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (374,901) $   (432,265)
  Net realized gain (loss) on investments..................................................   25,031,513    14,460,772
  Net change in unrealized appreciation (depreciation) of investments......................  (15,570,393)    6,561,625
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    9,086,219    20,590,132
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,763,098    10,555,460
  Transfers between Variable Investment Options including guaranteed interest account, net.  (11,458,516)   98,121,447
  Redemptions for contract benefits and terminations.......................................  (12,609,788)  (10,984,601)
  Contract maintenance charges.............................................................  (11,933,032)   (9,943,906)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (23,238,238)   87,748,400
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (14,152,019)  108,338,532
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  254,864,364   146,525,832
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $240,712,345  $254,864,364
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           17           132
  Redeemed.................................................................................          (30)          (17)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (13)          115
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           19           313
  Redeemed.................................................................................          (83)         (101)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (64)          212
                                                                                            ============  ============

                                                                                                   AXA LARGE CAP
                                                                                                   VALUE MANAGED
                                                                                                  VOLATILITY*(B)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  4,496,527  $  3,674,947
  Net realized gain (loss) on investments..................................................    3,031,387     2,014,134
  Net change in unrealized appreciation (depreciation) of investments......................  (25,638,035)   38,547,469
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (18,110,121)   44,236,550
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,622,040    22,882,748
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,171,376)   21,144,025
  Redemptions for contract benefits and terminations.......................................  (17,817,932)  (21,867,042)
  Contract maintenance charges.............................................................  (22,236,752)  (22,508,137)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (29,604,020)     (348,406)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (47,714,141)   43,888,144
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  426,014,036   382,125,892
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $378,299,895  $426,014,036
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           28           127
  Redeemed.................................................................................         (131)         (157)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (103)          (30)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           14            79
  Redeemed.................................................................................          (56)          (55)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (42)           24
                                                                                            ============  ============

                                                                                                    AXA MID CAP
                                                                                                   VALUE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    689,850  $    330,398
  Net realized gain (loss) on investments..................................................   10,016,316     9,485,865
  Net change in unrealized appreciation (depreciation) of investments......................  (18,646,381)   11,956,555
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (7,940,215)   21,772,818
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   10,810,969    11,653,042
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,346,675)   (8,701,077)
  Redemptions for contract benefits and terminations.......................................  (11,479,935)  (12,261,568)
  Contract maintenance charges.............................................................   (9,760,716)  (10,192,063)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (18,776,357)  (19,501,666)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (26,716,572)    2,271,152
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  221,773,740   219,502,588
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $195,057,168  $221,773,740
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           21            16
  Redeemed.................................................................................          (81)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (60)          (67)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            2             2
  Redeemed.................................................................................           (4)           (5)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (2)           (3)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
(e)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA MODERATE ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    2,885,676  $    5,692,742
  Net realized gain (loss) on investments..................................................     34,899,254      49,316,133
  Net change in unrealized appreciation (depreciation) of investments......................    (50,142,497)    (29,600,276)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (12,357,567)     25,408,599
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     60,269,452      65,104,652
  Transfers between Variable Investment Options including guaranteed interest account, net.    (29,525,058)    (28,723,505)
  Redemptions for contract benefits and terminations.......................................    (42,568,066)    (47,990,439)
  Contract maintenance charges.............................................................    (66,845,974)    (69,821,503)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (78,669,646)    (81,430,795)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       (120,000)          4,000
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (91,147,213)    (56,018,196)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,000,788,586   1,056,806,782
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $  909,641,373  $1,000,788,586
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            117             128
  Redeemed.................................................................................           (236)           (198)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................           (119)            (70)
                                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................................             44              52
  Redeemed.................................................................................            (83)            (65)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (39)            (13)
                                                                                            ==============  ==============

                                                                                               AXA MODERATE GROWTH
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   883,989  $   854,937
  Net realized gain (loss) on investments..................................................   1,409,991    2,142,642
  Net change in unrealized appreciation (depreciation) of investments......................  (3,067,544)     306,201
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (773,564)   3,303,780
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  21,810,273   23,038,800
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,894,715)  (1,271,660)
  Redemptions for contract benefits and terminations.......................................  (1,274,864)    (674,946)
  Contract maintenance charges.............................................................  (6,812,649)  (5,968,540)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,828,045   15,123,654
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  10,054,481   18,427,434
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  72,533,599   54,106,165
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $82,588,080  $72,533,599
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          98          137
  Redeemed.................................................................................         (25)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          73          107
                                                                                            ===========  ===========

                                                                                                 AXA MODERATE-PLUS
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,998,874  $  4,865,495
  Net realized gain (loss) on investments..................................................   21,355,990    29,055,072
  Net change in unrealized appreciation (depreciation) of investments......................  (30,416,499)  (18,509,863)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,061,635)   15,410,704
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   34,567,691    41,077,346
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,260,685)  (13,130,325)
  Redemptions for contract benefits and terminations.......................................  (22,038,648)  (20,467,546)
  Contract maintenance charges.............................................................  (24,056,954)  (24,771,299)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (21,788,596)  (17,291,824)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (27,850,231)   (1,881,120)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  440,271,751   442,152,871
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $412,421,520  $440,271,751
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          126           157
  Redeemed.................................................................................         (190)         (183)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (64)          (26)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           67            77
  Redeemed.................................................................................          (84)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (17)           (6)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             AXA/AB SMALL CAP GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (872,288) $   (869,387)
  Net realized gain (loss) on investments..................................................   26,787,935    29,202,986
  Net change in unrealized appreciation (depreciation) of investments......................  (31,960,172)  (22,199,345)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,044,525)    6,134,254
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,363,207     8,635,494
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,954,987)   (3,437,638)
  Redemptions for contract benefits and terminations.......................................   (9,969,165)   (9,944,076)
  Contract maintenance charges.............................................................   (7,408,846)   (7,478,158)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (17,969,791)  (12,224,378)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,014,316)   (6,090,124)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  210,786,772   216,876,896
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $186,772,456  $210,786,772
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           35            47
  Redeemed.................................................................................          (58)          (63)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (23)          (16)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            8             8
  Redeemed.................................................................................          (23)          (21)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (15)          (13)
                                                                                            ============  ============

UNIT ACTIVITY CLASS III
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

                                                                                                AXA/LOOMIS SAYLES
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (36,076) $   (37,731)
  Net realized gain (loss) on investments..................................................     248,023    8,361,226
  Net change in unrealized appreciation (depreciation) of investments......................   2,295,473   (6,614,918)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,507,420    1,708,577
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,304,091    1,292,992
  Transfers between Variable Investment Options including guaranteed interest account, net.    (483,793)  (1,829,364)
  Redemptions for contract benefits and terminations.......................................    (932,851)    (973,238)
  Contract maintenance charges.............................................................    (759,674)    (774,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (872,227)  (2,284,157)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,635,193     (575,580)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  23,783,568   24,359,148
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $25,418,761  $23,783,568
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          11           10
  Redeemed.................................................................................         (11)         (27)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --          (17)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9            5
  Redeemed.................................................................................         (14)          (8)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS III
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                BLACKROCK GLOBAL
                                                                                              ALLOCATION V.I. FUND
                                                                                            -----------------------
                                                                                               2015         2014
                                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   91,380  $   229,566
  Net realized gain (loss) on investments..................................................    252,571    1,028,230
  Net change in unrealized appreciation (depreciation) of investments......................   (281,268)  (1,086,044)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     62,683      171,752
                                                                                            ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    581,086      604,223
  Transfers between Variable Investment Options including guaranteed interest account, net.   (574,915)   2,277,995
  Redemptions for contract benefits and terminations.......................................   (436,735)    (149,791)
  Contract maintenance charges.............................................................    (81,360)     (75,239)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (511,924)   2,657,188
                                                                                            ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (449,241)   2,828,940
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  9,834,685    7,005,745
                                                                                            ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $9,385,444  $ 9,834,685
                                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

UNIT ACTIVITY CLASS III
  Issued...................................................................................        103          100
  Redeemed.................................................................................       (100)         (49)
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................          3           51
                                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             CHARTER/SM/ MULTI-SECTOR
                                                                                                      BOND*
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,003,638  $  2,038,723
  Net realized gain (loss) on investments..................................................  (1,270,794)   (1,578,671)
  Net change in unrealized appreciation (depreciation) of investments......................    (625,415)    1,464,577
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    (892,571)    1,924,629
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,814,799     7,235,124
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,012,172)   (2,158,243)
  Redemptions for contract benefits and terminations.......................................  (3,900,039)   (4,702,249)
  Contract maintenance charges.............................................................  (7,348,157)   (7,517,090)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (7,445,569)   (7,142,458)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................     (23,000)           --
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,361,140)   (5,217,829)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  94,904,250   100,122,079
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $86,543,110  $ 94,904,250
                                                                                            ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           8            15
  Redeemed.................................................................................         (29)          (35)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................         (21)          (20)
                                                                                            ===========  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9            11
  Redeemed.................................................................................         (18)          (15)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................          (9)           (4)
                                                                                            ===========  ============

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    12,330  $   (22,396)
  Net realized gain (loss) on investments..................................................     386,736      841,939
  Net change in unrealized appreciation (depreciation) of investments......................  (1,109,153)  (1,199,274)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (710,087)    (379,731)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     867,434    1,032,699
  Transfers between Variable Investment Options including guaranteed interest account, net.    (183,478)  (1,180,366)
  Redemptions for contract benefits and terminations.......................................    (376,683)    (405,749)
  Contract maintenance charges.............................................................    (576,965)    (612,493)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (269,692)  (1,165,909)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (979,779)  (1,545,640)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  12,005,341   13,550,981
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $11,025,562  $12,005,341
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9           19
  Redeemed.................................................................................         (10)         (28)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          (9)
                                                                                            ===========  ===========

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    75,303  $   (35,493)
  Net realized gain (loss) on investments..................................................   1,030,645    1,358,316
  Net change in unrealized appreciation (depreciation) of investments......................  (5,207,967)  (3,188,093)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (4,102,019)  (1,865,270)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,862,922    2,053,675
  Transfers between Variable Investment Options including guaranteed interest account, net.    (697,728)  (1,304,645)
  Redemptions for contract benefits and terminations.......................................  (1,387,873)  (1,655,139)
  Contract maintenance charges.............................................................  (1,544,446)  (1,702,397)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,767,125)  (2,608,506)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,869,144)  (4,473,776)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  31,963,792   36,437,568
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,094,648  $31,963,792
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2            2
  Redeemed.................................................................................          (5)          (7)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (5)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           3            5
  Redeemed.................................................................................          (7)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (4)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             EQ/BLACKROCK BASIC VALUE
                                                                                                      EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,961,888  $  1,497,074
  Net realized gain (loss) on investments..................................................    8,277,931     7,806,487
  Net change in unrealized appreciation (depreciation) of investments......................  (23,808,225)    9,853,286
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (13,568,406)   19,156,847
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   13,668,180    14,233,246
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,965,291)   (4,415,053)
  Redemptions for contract benefits and terminations.......................................   (8,935,025)  (10,109,465)
  Contract maintenance charges.............................................................   (8,701,988)   (8,786,668)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,934,124)   (9,077,940)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (25,502,530)   10,078,907
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  220,345,641   210,266,734
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $194,843,111  $220,345,641
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           77            95
  Redeemed.................................................................................          (62)          (78)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           15            17
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           24            29
  Redeemed.................................................................................          (51)          (51)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (27)          (22)
                                                                                            ============  ============

                                                                                               EQ/BOSTON ADVISORS
                                                                                                 EQUITY INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   262,261  $   262,486
  Net realized gain (loss) on investments..................................................   2,379,815    2,756,866
  Net change in unrealized appreciation (depreciation) of investments......................  (3,020,312)  (1,401,011)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (378,236)   1,618,341
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,547,170    1,584,893
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,256,235)    (877,510)
  Redemptions for contract benefits and terminations.......................................    (707,707)    (948,304)
  Contract maintenance charges.............................................................    (803,785)    (831,876)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,220,557)  (1,072,797)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,598,793)     545,544
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,378,256   19,832,712
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $18,779,463  $20,378,256
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2            3
  Redeemed.................................................................................          (6)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (8)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10           11
  Redeemed.................................................................................         (13)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          --
                                                                                            ===========  ===========

                                                                                              EQ/CALVERT SOCIALLY
                                                                                                 RESPONSIBLE*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   15,509  $    7,938
  Net realized gain (loss) on investments..................................................    322,195      86,355
  Net change in unrealized appreciation (depreciation) of investments......................   (332,743)     77,257
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................      4,961     171,550
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    159,328     137,519
  Transfers between Variable Investment Options including guaranteed interest account, net.    229,937     243,848
  Redemptions for contract benefits and terminations.......................................    (40,419)    (66,908)
  Contract maintenance charges.............................................................    (93,127)    (70,368)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    255,719     244,091
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    260,680     415,641
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,709,303   1,293,662
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,969,983  $1,709,303
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          4           3
  Redeemed.................................................................................         (2)         (1)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2           2
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    EQ/CAPITAL
                                                                                                     GUARDIAN
                                                                                                     RESEARCH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    121,138  $    229,276
  Net realized gain (loss) on investments..................................................    5,081,556     5,375,612
  Net change in unrealized appreciation (depreciation) of investments......................   (3,916,741)    4,535,292
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,285,953    10,140,180
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,962,900     5,133,840
  Transfers between Variable Investment Options including guaranteed interest account, net.    2,738,655    (6,349,377)
  Redemptions for contract benefits and terminations.......................................   (4,214,267)   (5,430,232)
  Contract maintenance charges.............................................................   (4,582,325)   (4,673,300)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,095,037)  (11,319,069)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................      190,916    (1,178,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  108,888,433   110,067,322
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $109,079,349  $108,888,433
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            9            10
  Redeemed.................................................................................           (9)          (16)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            (6)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           48            21
  Redeemed.................................................................................          (50)          (70)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (2)          (49)
                                                                                            ============  ============

                                                                                                    EQ/COMMON STOCK
                                                                                                        INDEX*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   13,276,948  $   11,178,150
  Net realized gain (loss) on investments..................................................     45,550,451      39,236,229
  Net change in unrealized appreciation (depreciation) of investments......................    (66,420,997)    123,150,321
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     (7,593,598)    173,564,700
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     73,389,185      76,043,534
  Transfers between Variable Investment Options including guaranteed interest account, net.    (31,455,451)    (35,876,534)
  Redemptions for contract benefits and terminations.......................................    (70,586,105)    (77,911,580)
  Contract maintenance charges.............................................................    (85,004,784)    (86,788,783)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (113,657,155)   (124,533,363)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        168,200          85,800
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (121,082,553)     49,117,137
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,636,885,255   1,587,768,118
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,515,802,702  $1,636,885,255
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            121              40
  Redeemed.................................................................................           (140)           (146)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (19)           (106)
                                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................................             59              40
  Redeemed.................................................................................           (103)            (95)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (44)            (55)
                                                                                            ==============  ==============

                                                                                                  EQ/CORE BOND
                                                                                                     INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   640,423  $   538,964
  Net realized gain (loss) on investments..................................................      55,854     (113,250)
  Net change in unrealized appreciation (depreciation) of investments......................    (620,665)     681,768
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      75,612    1,107,482
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,274,041    4,201,405
  Transfers between Variable Investment Options including guaranteed interest account, net.     512,897     (534,315)
  Redemptions for contract benefits and terminations.......................................  (2,648,302)  (2,289,572)
  Contract maintenance charges.............................................................  (2,777,678)  (2,820,231)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (639,042)  (1,442,713)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (563,430)    (335,231)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  53,018,758   53,353,989
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $52,455,328  $53,018,758
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          17           18
  Redeemed.................................................................................         (29)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)         (12)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          26           18
  Redeemed.................................................................................         (20)         (17)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           6            1
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/EQUITY 500
                                                                                                      INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  9,154,225  $  7,294,906
  Net realized gain (loss) on investments..................................................   51,635,577    41,915,920
  Net change in unrealized appreciation (depreciation) of investments......................  (57,226,749)   35,876,744
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    3,563,053    85,087,570
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   37,176,653    36,615,002
  Transfers between Variable Investment Options including guaranteed interest account, net.  (14,235,081)  (14,743,490)
  Redemptions for contract benefits and terminations.......................................  (28,737,556)  (30,499,459)
  Contract maintenance charges.............................................................  (30,430,352)  (29,448,656)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (36,226,336)  (38,076,603)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (32,663,283)   47,010,967
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  743,304,673   696,293,706
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $710,641,390  $743,304,673
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          319           362
  Redeemed.................................................................................         (240)         (215)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           79           147
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          132           123
  Redeemed.................................................................................         (115)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           17            40
                                                                                            ============  ============

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (35,615) $   (35,280)
  Net realized gain (loss) on investments..................................................     800,349      724,113
  Net change in unrealized appreciation (depreciation) of investments......................    (442,986)    (502,229)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     321,748      186,604
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,248,542    1,253,239
  Transfers between Variable Investment Options including guaranteed interest account, net.    (238,301)   1,133,335
  Redemptions for contract benefits and terminations.......................................    (455,205)    (556,280)
  Contract maintenance charges.............................................................    (494,671)    (476,658)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      60,365    1,353,636
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     382,113    1,540,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,034,914   12,494,674
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $14,417,027  $14,034,914
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           8           13
  Redeemed.................................................................................          (4)         (12)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           4            1
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          16           22
  Redeemed.................................................................................         (16)         (12)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           10
                                                                                            ===========  ===========

                                                                                              EQ/GAMCO SMALL COMPANY
                                                                                                      VALUE*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    432,838  $     10,062
  Net realized gain (loss) on investments..................................................   14,193,401    13,362,147
  Net change in unrealized appreciation (depreciation) of investments......................  (23,639,812)   (9,134,958)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (9,013,573)    4,237,251
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   14,546,446    13,811,794
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,006,788)   (4,442,749)
  Redemptions for contract benefits and terminations.......................................   (5,416,880)   (5,577,726)
  Contract maintenance charges.............................................................   (5,678,896)   (5,550,128)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (3,556,118)   (1,758,809)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (12,569,691)    2,478,442
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  156,518,596   154,040,154
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $143,948,905  $156,518,596
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           97            84
  Redeemed.................................................................................          (46)          (42)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           51            42
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           40            53
  Redeemed.................................................................................          (65)          (75)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (25)          (22)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (43,082) $    80,749
  Net realized gain (loss) on investments..................................................    (456,911)     135,245
  Net change in unrealized appreciation (depreciation) of investments......................    (266,877)     (83,551)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (766,870)     132,443
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,514,062    1,581,265
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,691,569)    (345,532)
  Redemptions for contract benefits and terminations.......................................  (1,303,750)    (921,719)
  Contract maintenance charges.............................................................  (1,048,125)  (1,088,407)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,529,382)    (774,393)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,296,252)    (641,950)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,316,771   20,958,721
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,020,519  $20,316,771
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          25           19
  Redeemed.................................................................................         (32)         (22)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (7)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7            8
  Redeemed.................................................................................          (8)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          (1)
                                                                                            ===========  ===========

                                                                                                 EQ/INTERMEDIATE
                                                                                                GOVERNMENT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   247,834  $    56,589
  Net realized gain (loss) on investments..................................................     513,974      508,249
  Net change in unrealized appreciation (depreciation) of investments......................    (640,827)     479,791
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     120,981    1,044,629
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,979,433    5,306,331
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,444,063     (426,561)
  Redemptions for contract benefits and terminations.......................................  (2,870,287)  (4,854,130)
  Contract maintenance charges.............................................................  (4,687,918)  (4,960,439)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,134,709)  (4,934,799)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,013,728)  (3,890,170)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  85,238,847   89,129,017
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $84,225,119  $85,238,847
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          67           69
  Redeemed.................................................................................         (62)         (71)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           (2)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          11           11
  Redeemed.................................................................................         (16)         (22)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)         (11)
                                                                                            ===========  ===========

                                                                                                 EQ/INTERNATIONAL
                                                                                                   EQUITY INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  5,650,414  $  8,395,760
  Net realized gain (loss) on investments..................................................   (1,973,019)    2,200,137
  Net change in unrealized appreciation (depreciation) of investments......................  (10,756,200)  (35,202,429)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (7,078,805)  (24,606,532)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   20,403,002    20,817,742
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,974,088)   (4,978,316)
  Redemptions for contract benefits and terminations.......................................  (15,310,518)  (17,170,698)
  Contract maintenance charges.............................................................  (18,480,530)  (19,443,168)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (15,362,134)  (20,774,440)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (22,440,939)  (45,380,972)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  307,558,192   352,939,164
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $285,117,253  $307,558,192
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          129            46
  Redeemed.................................................................................         (130)         (152)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (1)         (106)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           44            30
  Redeemed.................................................................................          (34)          (30)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           10            --
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/INVESCO
                                                                                                  COMSTOCK*(C )
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   491,561  $   299,956
  Net realized gain (loss) on investments..................................................     898,563    1,032,871
  Net change in unrealized appreciation (depreciation) of investments......................  (3,002,888)      11,226
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,612,764)   1,344,053
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,097,352    1,506,716
  Transfers between Variable Investment Options including guaranteed interest account, net.     246,230   13,456,365
  Redemptions for contract benefits and terminations.......................................  (1,075,306)    (786,443)
  Contract maintenance charges.............................................................    (900,350)    (663,324)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     367,926   13,513,314
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,244,838)  14,857,367
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,192,273   10,334,906
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $23,947,435  $25,192,273
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          24           78
  Redeemed.................................................................................         (25)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          64
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          11           42
  Redeemed.................................................................................          (9)          (7)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           2           35
                                                                                            ===========  ===========

                                                                                                EQ/JPMORGAN VALUE
                                                                                                 OPPORTUNITIES*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    89,757  $   191,866
  Net realized gain (loss) on investments..................................................   2,320,971      957,434
  Net change in unrealized appreciation (depreciation) of investments......................  (3,303,606)   2,781,447
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (892,878)   3,930,747
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,922,619    1,684,088
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,367,474    1,018,350
  Redemptions for contract benefits and terminations.......................................  (2,476,576)  (1,696,554)
  Contract maintenance charges.............................................................  (1,534,920)  (1,428,359)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     278,597     (422,475)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (614,281)   3,508,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  32,449,747   28,941,475
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $31,835,466  $32,449,747
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          11           10
  Redeemed.................................................................................          (2)          (3)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           9            7
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          23           12
  Redeemed.................................................................................         (26)         (15)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (3)
                                                                                            ===========  ===========

                                                                                                   EQ/LARGE CAP
                                                                                                   GROWTH INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    554,053  $    570,862
  Net realized gain (loss) on investments..................................................   18,064,248    22,555,941
  Net change in unrealized appreciation (depreciation) of investments......................  (12,845,810)   (8,998,459)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    5,772,491    14,128,344
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,161,484     6,890,119
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,515,818)   (7,157,160)
  Redemptions for contract benefits and terminations.......................................   (5,896,634)   (5,280,786)
  Contract maintenance charges.............................................................   (5,777,822)   (5,591,490)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (6,028,790)  (11,139,317)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (256,299)    2,989,027
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  131,724,470   128,735,443
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $131,468,171  $131,724,470
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           18            19
  Redeemed.................................................................................           (8)          (18)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           10             1
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           46            44
  Redeemed.................................................................................          (87)         (122)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (41)          (78)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  EQ/LARGE CAP
                                                                                                  VALUE INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   326,561  $   226,634
  Net realized gain (loss) on investments..................................................   1,749,009    1,562,386
  Net change in unrealized appreciation (depreciation) of investments......................  (3,029,371)     208,159
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (953,801)   1,997,179
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,768,722    1,440,192
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,038,466    1,711,780
  Redemptions for contract benefits and terminations.......................................    (656,690)    (567,883)
  Contract maintenance charges.............................................................    (770,338)    (643,489)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,380,160    1,940,600
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     426,359    3,937,779
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  19,150,136   15,212,357
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,576,495  $19,150,136
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          27           45
  Redeemed.................................................................................         (25)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           2           11
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          29           22
  Redeemed.................................................................................         (16)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          13            8
                                                                                            ===========  ===========

                                                                                              EQ/MFS INTERNATIONAL
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   133,032  $   259,769
  Net realized gain (loss) on investments..................................................   1,532,904    2,923,594
  Net change in unrealized appreciation (depreciation) of investments......................  (1,675,590)  (5,215,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      (9,654)  (2,031,852)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,002,828    2,935,833
  Transfers between Variable Investment Options including guaranteed interest account, net.     580,007        8,894
  Redemptions for contract benefits and terminations.......................................  (1,893,213)  (1,277,333)
  Contract maintenance charges.............................................................  (1,449,064)  (1,430,431)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     240,558      236,963
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     230,904   (1,794,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  37,393,763   39,188,652
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $37,624,667  $37,393,763
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          39           39
  Redeemed.................................................................................         (41)         (43)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (4)
                                                                                            ===========  ===========

                                                                                                 EQ/MID CAP INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    618,281  $    512,931
  Net realized gain (loss) on investments..................................................    4,142,515     3,246,757
  Net change in unrealized appreciation (depreciation) of investments......................   (8,365,728)    5,674,042
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (3,604,932)    9,433,730
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,380,515     6,963,656
  Transfers between Variable Investment Options including guaranteed interest account, net.       13,980    (2,558,463)
  Redemptions for contract benefits and terminations.......................................   (4,781,665)   (5,493,354)
  Contract maintenance charges.............................................................   (4,650,812)   (4,636,164)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (2,037,982)   (5,724,325)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (5,642,914)    3,709,405
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  116,590,689   112,881,284
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $110,947,775  $116,590,689
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           26            29
  Redeemed.................................................................................          (14)          (19)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           12            10
                                                                                            ============  ============
UNIT ACTIVITY CLASS B
  Issued...................................................................................           34            30
  Redeemed.................................................................................          (42)          (52)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (8)          (22)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/MONEY MARKET*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (659,391) $   (746,612)
  Net realized gain (loss) on investments..................................................          312         1,481
  Net change in unrealized appreciation (depreciation) of investments......................       (2,431)         (448)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................     (661,510)     (745,579)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   77,405,689    63,522,611
  Transfers between Variable Investment Options including guaranteed interest account, net.    7,334,982     2,555,237
  Redemptions for contract benefits and terminations.......................................  (72,524,686)  (62,658,398)
  Contract maintenance charges.............................................................  (18,717,334)  (18,869,362)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (6,501,349)  (15,449,912)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (52,305)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (7,215,164)  (16,195,491)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  167,854,303   184,049,794
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $160,639,139  $167,854,303
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................        3,350         2,481
  Redeemed.................................................................................       (3,047)       (2,531)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          303           (50)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          545           398
  Redeemed.................................................................................         (532)         (475)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           13           (77)
                                                                                            ============  ============

                                                                                              EQ/MORGAN STANLEY MID
                                                                                                   CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (130,225) $  (166,327)
  Net realized gain (loss) on investments..................................................   1,582,739    8,234,253
  Net change in unrealized appreciation (depreciation) of investments......................  (3,988,100)  (8,689,263)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,535,586)    (621,337)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,750,085    4,506,162
  Transfers between Variable Investment Options including guaranteed interest account, net.  (4,784,961)  (5,197,158)
  Redemptions for contract benefits and terminations.......................................  (1,768,750)  (2,219,348)
  Contract maintenance charges.............................................................  (2,012,694)  (2,143,522)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (4,816,320)  (5,053,866)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (7,351,906)  (5,675,203)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  49,806,601   55,481,804
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,454,695  $49,806,601
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           6           20
  Redeemed.................................................................................         (31)         (51)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (25)         (31)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10           14
  Redeemed.................................................................................         (14)         (15)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (1)
                                                                                            ===========  ===========

                                                                                                 EQ/PIMCO ULTRA
                                                                                                   SHORT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    57,973  $    26,659
  Net realized gain (loss) on investments..................................................     (86,263)     (47,094)
  Net change in unrealized appreciation (depreciation) of investments......................    (176,220)    (124,831)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (204,510)    (145,266)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,810,950    3,214,110
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,727,922)  (1,070,012)
  Redemptions for contract benefits and terminations.......................................  (1,481,597)  (2,017,737)
  Contract maintenance charges.............................................................  (2,141,714)  (2,326,290)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,540,283)  (2,199,929)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,744,793)  (2,345,195)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  36,532,893   38,878,088
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,788,100  $36,532,893
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          24           22
  Redeemed.................................................................................         (35)         (49)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (11)         (27)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          13           32
  Redeemed.................................................................................         (25)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)           7
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/QUALITY BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   401,318  $   360,766
  Net realized gain (loss) on investments..................................................    (862,433)  (1,139,345)
  Net change in unrealized appreciation (depreciation) of investments......................     369,294    2,362,839
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (91,821)   1,584,260
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,062,469    6,416,540
  Transfers between Variable Investment Options including guaranteed interest account, net.    (101,756)    (505,122)
  Redemptions for contract benefits and terminations.......................................  (3,454,998)  (4,745,589)
  Contract maintenance charges.............................................................  (5,882,579)  (5,933,799)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (4,376,864)  (4,767,970)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (4,962)     (21,800)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,473,647)  (3,205,510)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  63,498,843   66,704,353
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $59,025,196  $63,498,843
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          25           73
  Redeemed.................................................................................         (39)         (92)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (14)         (19)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          16            8
  Redeemed.................................................................................         (21)         (17)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          (9)
                                                                                            ===========  ===========

                                                                                                 EQ/SMALL COMPANY
                                                                                                      INDEX*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    487,737  $   364,250
  Net realized gain (loss) on investments..................................................    8,164,460    8,762,131
  Net change in unrealized appreciation (depreciation) of investments......................  (12,289,217)  (5,923,647)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (3,637,020)   3,202,734
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,924,510    4,108,392
  Transfers between Variable Investment Options including guaranteed interest account, net.    1,162,433      (98,641)
  Redemptions for contract benefits and terminations.......................................   (2,319,486)  (2,608,299)
  Contract maintenance charges.............................................................   (2,575,376)  (2,472,567)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    1,192,081   (1,071,115)
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (2,444,939)   2,131,619
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   73,802,654   71,671,035
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 71,357,715  $73,802,654
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           35           26
  Redeemed.................................................................................          (23)         (33)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           12           (7)
                                                                                            ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           13           13
  Redeemed.................................................................................           (8)          (7)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................            5            6
                                                                                            ============  ===========

                                                                                             EQ/T. ROWE PRICE GROWTH
                                                                                                     STOCK*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (259,198) $  (224,609)
  Net realized gain (loss) on investments..................................................   6,362,280    4,080,716
  Net change in unrealized appreciation (depreciation) of investments......................     635,064      875,970
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   6,738,146    4,732,077
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,696,576    4,762,591
  Transfers between Variable Investment Options including guaranteed interest account, net.  11,323,002    7,056,426
  Redemptions for contract benefits and terminations.......................................  (2,817,499)  (5,396,648)
  Contract maintenance charges.............................................................  (2,891,497)  (2,442,763)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  12,310,582    3,979,606
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  19,048,728    8,711,683
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  64,703,301   55,991,618
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $83,752,029  $64,703,301
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          96           76
  Redeemed.................................................................................         (26)         (52)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          70           24
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          96           75
  Redeemed.................................................................................         (40)         (60)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          56           15
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/UBS GROWTH &
                                                                                                     INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    29,743  $    29,958
  Net realized gain (loss) on investments..................................................   2,639,675      653,105
  Net change in unrealized appreciation (depreciation) of investments......................  (2,891,098)     599,063
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (221,680)   1,282,126
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     732,568      617,174
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,488,633      765,817
  Redemptions for contract benefits and terminations.......................................    (417,525)    (349,772)
  Contract maintenance charges.............................................................    (415,817)    (304,439)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,387,859      728,780
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,166,179    2,010,906
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,001,086    8,990,180
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $12,167,265  $11,001,086
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          28           18
  Redeemed.................................................................................         (20)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           8            4
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               EQ/WELLS FARGO OMEGA
                                                                                                      GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (260,068) $   (295,604)
  Net realized gain (loss) on investments..................................................    5,924,989    13,789,288
  Net change in unrealized appreciation (depreciation) of investments......................   (4,528,855)  (10,255,614)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,136,066     3,238,070
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,194,777     8,238,185
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,934,276)   (6,910,153)
  Redemptions for contract benefits and terminations.......................................   (2,922,540)   (4,036,928)
  Contract maintenance charges.............................................................   (2,682,081)   (2,691,717)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,344,120)   (5,400,613)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (10,208,054)   (2,162,543)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   94,355,676    96,518,219
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 84,147,622  $ 94,355,676
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           54            80
  Redeemed.................................................................................          (51)          (41)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................            3            39
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           27            66
  Redeemed.................................................................................          (82)          (96)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (55)          (30)
                                                                                            ============  ============

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

                                                                                             FIDELITY(R) VIP ASSET
                                                                                                MANAGER: GROWTH
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   14,257  $   11,784
  Net realized gain (loss) on investments..................................................    116,511      58,173
  Net change in unrealized appreciation (depreciation) of investments......................   (134,182)      5,671
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (3,414)     75,628
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     54,935     110,963
  Transfers between Variable Investment Options including guaranteed interest account, net.    (98,361)     95,830
  Redemptions for contract benefits and terminations.......................................   (130,521)    (81,266)
  Contract maintenance charges.............................................................    (40,114)    (39,203)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (214,061)     86,324
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (217,475)    161,952
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,482,577   1,320,625
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,265,102  $1,482,577
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          3           6
  Redeemed.................................................................................         (5)         (2)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (2)          4
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   FIDELITY(R)
                                                                                                VIP CONTRAFUND(R)
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    371,205  $   298,582
  Net realized gain (loss) on investments..................................................   10,637,114    6,560,290
  Net change in unrealized appreciation (depreciation) of investments......................  (11,146,011)   2,042,775
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (137,692)   8,901,647
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,390,616    3,867,765
  Transfers between Variable Investment Options including guaranteed interest account, net.     (848,601)   8,548,223
  Redemptions for contract benefits and terminations.......................................   (3,261,931)  (2,926,594)
  Contract maintenance charges.............................................................   (1,559,239)  (1,374,503)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,279,155)   8,114,891
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (1,416,847)  17,016,538
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   87,944,966   70,928,428
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 86,528,119  $87,944,966
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           75          168
  Redeemed.................................................................................          (74)         (96)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................            1           72
                                                                                            ============  ===========

                                                                                                  FIDELITY(R)
                                                                                               VIP EQUITY-INCOME
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   33,008  $   26,398
  Net realized gain (loss) on investments..................................................    101,459     142,354
  Net change in unrealized appreciation (depreciation) of investments......................   (182,104)    (91,475)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (47,637)     77,277
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    180,387     185,686
  Transfers between Variable Investment Options including guaranteed interest account, net.     25,905    (147,563)
  Redemptions for contract benefits and terminations.......................................    (79,737)   (446,110)
  Contract maintenance charges.............................................................    (35,183)    (35,230)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     91,372    (443,217)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     43,735    (365,940)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,011,726   1,377,666
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,055,461  $1,011,726
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................         10          11
  Redeemed.................................................................................         (5)        (14)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          5          (3)
                                                                                            ==========  ==========

                                                                                                 FIDELITY(R)
                                                                                                VIP GOVERNMENT
                                                                                                 MONEY MARKET
                                                                                                  PORTFOLIO
                                                                                            ---------------------
                                                                                               2015       2014
                                                                                            ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     110  $       98
  Net realized gain (loss) on investments..................................................        --          --
  Net change in unrealized appreciation (depreciation) of investments......................        --          --
                                                                                            ---------  ----------

  Net increase (decrease) in net assets resulting from operations..........................       110          98
                                                                                            ---------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   197,108     149,036
  Transfers between Variable Investment Options including guaranteed interest account, net.   (35,731)   (310,046)
  Redemptions for contract benefits and terminations.......................................  (125,157)   (135,526)
  Contract maintenance charges.............................................................   (38,345)    (33,082)
                                                                                            ---------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (2,125)   (329,618)
                                                                                            ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (2,015)   (329,520)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   999,490   1,329,010
                                                                                            ---------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 997,475  $  999,490
                                                                                            =========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................        32          40
  Redeemed.................................................................................       (38)        (36)
                                                                                            ---------  ----------
  Net Increase (Decrease)..................................................................        (6)          4
                                                                                            =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  FIDELITY(R)
                                                                                              VIP GROWTH & INCOME
                                                                                                   PORTFOLIO
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   120,857  $   94,753
  Net realized gain (loss) on investments..................................................     743,985     536,796
  Net change in unrealized appreciation (depreciation) of investments......................  (1,074,627)    (33,481)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (209,785)    598,068
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,018,841     877,004
  Transfers between Variable Investment Options including guaranteed interest account, net.    (267,283)    718,326
  Redemptions for contract benefits and terminations.......................................    (418,799)   (242,807)
  Contract maintenance charges.............................................................    (371,527)   (298,880)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     (38,768)  1,053,643
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (248,553)  1,651,711
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,537,673   5,885,962
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,289,120  $7,537,673
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          21          32
  Redeemed.................................................................................         (14)        (17)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           7          15
                                                                                            ===========  ==========

                                                                                                   FIDELITY(R)
                                                                                                 VIP HIGH INCOME
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   259,608  $   424,752
  Net realized gain (loss) on investments..................................................    (311,035)    (118,246)
  Net change in unrealized appreciation (depreciation) of investments......................     (71,837)    (189,707)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (123,264)     116,799
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     321,320      419,436
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,449,802)  (5,261,554)
  Redemptions for contract benefits and terminations.......................................    (343,689)    (977,714)
  Contract maintenance charges.............................................................     (69,434)     (84,307)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,541,605)  (5,904,139)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,664,869)  (5,787,340)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,043,450   10,830,790
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 3,378,581  $ 5,043,450
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          28           74
  Redeemed.................................................................................         (30)         (83)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (9)
                                                                                            ===========  ===========

                                                                                                   FIDELITY(R)
                                                                                                 VIP INVESTMENT
                                                                                                   GRADE BOND
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   196,929  $   164,816
  Net realized gain (loss) on investments..................................................      60,410     (193,722)
  Net change in unrealized appreciation (depreciation) of investments......................    (295,052)     482,178
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (37,713)     453,272
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,102,108      974,837
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,960,405)  (7,335,476)
  Redemptions for contract benefits and terminations.......................................  (1,007,596)    (328,473)
  Contract maintenance charges.............................................................    (282,480)    (191,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,148,373)  (6,880,659)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,186,086)  (6,427,387)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   8,320,035   14,747,422
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,133,949  $ 8,320,035
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................         232          147
  Redeemed.................................................................................        (109)        (107)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         123           40
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   FIDELITY(R)
                                                                                                   VIP MID CAP
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     19,312  $   (29,643)
  Net realized gain (loss) on investments..................................................    3,306,355    1,922,014
  Net change in unrealized appreciation (depreciation) of investments......................   (3,794,851)     (79,185)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (469,184)   1,813,186
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    2,843,143    2,182,088
  Transfers between Variable Investment Options including guaranteed interest account, net.  (11,813,075)    (388,556)
  Redemptions for contract benefits and terminations.......................................   (1,603,290)    (828,918)
  Contract maintenance charges.............................................................     (752,441)    (709,103)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,325,663)     255,511
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (11,794,847)   2,068,697
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   32,757,977   30,689,280
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 20,963,130  $32,757,977
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           78           75
  Redeemed.................................................................................          (67)         (67)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           11            8
                                                                                            ============  ===========

                                                                                                  FIDELITY(R)
                                                                                                   VIP VALUE
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   16,171  $   16,928
  Net realized gain (loss) on investments..................................................    284,278     181,198
  Net change in unrealized appreciation (depreciation) of investments......................   (303,282)    (43,430)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (2,833)    154,696
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     97,970      64,001
  Transfers between Variable Investment Options including guaranteed interest account, net.     61,477     216,839
  Redemptions for contract benefits and terminations.......................................   (406,007)   (143,398)
  Contract maintenance charges.............................................................    (22,440)    (15,894)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (269,000)    121,548
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (271,833)    276,244
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,532,798   1,256,554
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,260,965  $1,532,798
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          7           4
  Redeemed.................................................................................         (4)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          3           1
                                                                                            ==========  ==========

                                                                                                FIDELITY(R)
                                                                                                 VIP VALUE
                                                                                                 STRATEGIES
                                                                                                 PORTFOLIO
                                                                                            -------------------
                                                                                              2015       2014
                                                                                            --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,284  $   2,678
  Net realized gain (loss) on investments..................................................   46,089     50,982
  Net change in unrealized appreciation (depreciation) of investments......................  (60,536)   (34,551)
                                                                                            --------  ---------

  Net increase (decrease) in net assets resulting from operations..........................  (11,163)    19,109
                                                                                            --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   30,680     25,114
  Transfers between Variable Investment Options including guaranteed interest account, net.   19,480     (8,505)
  Redemptions for contract benefits and terminations.......................................  (19,640)  (238,261)
  Contract maintenance charges.............................................................   (8,967)    (7,621)
                                                                                            --------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   21,553   (229,273)
                                                                                            --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   10,390   (210,164)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  322,852    533,016
                                                                                            --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $333,242  $ 322,852
                                                                                            ========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................        2          1
  Redeemed.................................................................................       (1)        (1)
                                                                                            --------  ---------
  Net Increase (Decrease)..................................................................        1         --
                                                                                            ========  =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    FRANKLIN
                                                                                                MUTUAL SHARES VIP
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   332,521  $   229,252
  Net realized gain (loss) on investments..................................................   1,413,779      959,201
  Net change in unrealized appreciation (depreciation) of investments......................  (2,337,146)    (396,363)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (590,846)     792,090
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     521,936      575,528
  Transfers between Variable Investment Options including guaranteed interest account, net.    (768,106)  (1,359,822)
  Redemptions for contract benefits and terminations.......................................    (124,704)    (310,990)
  Contract maintenance charges.............................................................    (228,463)    (224,931)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (599,337)  (1,320,215)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          (85)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,190,183)    (528,210)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,541,844   12,070,054
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $10,351,661  $11,541,844
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          20           23
  Redeemed.................................................................................         (17)         (31)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           3           (8)
                                                                                            ===========  ===========

                                                                                                 FRANKLIN RISING
                                                                                                  DIVIDENDS VIP
                                                                                                       FUND
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    565,726  $   471,414
  Net realized gain (loss) on investments..................................................    7,550,456    3,763,727
  Net change in unrealized appreciation (depreciation) of investments......................  (10,135,616)    (258,664)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (2,019,434)   3,976,477
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,062,950    4,513,820
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,101,597)    (187,144)
  Redemptions for contract benefits and terminations.......................................   (2,033,706)  (1,591,392)
  Contract maintenance charges.............................................................   (1,750,266)  (1,673,409)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,822,619)   1,061,875
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (3,842,053)   5,038,352
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   53,365,263   48,326,911
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 49,523,210  $53,365,263
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................           36           62
  Redeemed.................................................................................          (47)         (56)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          (11)           6
                                                                                            ============  ===========

                                                                                                    FRANKLIN
                                                                                               SMALL CAP VALUE VIP
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    21,145  $    19,852
  Net realized gain (loss) on investments..................................................     740,681    1,068,565
  Net change in unrealized appreciation (depreciation) of investments......................  (1,197,710)  (1,101,350)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (435,884)     (12,933)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     833,373      690,156
  Transfers between Variable Investment Options including guaranteed interest account, net.    (458,667)  (1,146,980)
  Redemptions for contract benefits and terminations.......................................    (156,404)    (177,886)
  Contract maintenance charges.............................................................    (196,334)    (212,742)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      21,968     (847,452)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (413,916)    (860,385)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,652,905    6,513,290
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 5,238,989  $ 5,652,905
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          53           56
  Redeemed.................................................................................         (34)         (40)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          19           16
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               FRANKLIN STRATEGIC
                                                                                                 INCOME VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,791,236  $ 1,472,739
  Net realized gain (loss) on investments..................................................    (161,300)     379,325
  Net change in unrealized appreciation (depreciation) of investments......................  (2,867,623)  (1,511,853)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,237,687)     340,211
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,486,597    3,317,423
  Transfers between Variable Investment Options including guaranteed interest account, net.     765,825    2,310,086
  Redemptions for contract benefits and terminations.......................................  (1,037,707)    (966,418)
  Contract maintenance charges.............................................................  (1,464,388)  (1,286,551)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,750,327    3,374,540
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     512,640    3,714,751
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,647,991   24,933,240
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $29,160,631  $28,647,991
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          52           68
  Redeemed.................................................................................         (38)         (42)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          14           26
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                     GOLDMAN
                                                                                                SACHS VIT MID CAP
                                                                                                   VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (15,962) $    51,562
  Net realized gain (loss) on investments..................................................     760,723    2,577,875
  Net change in unrealized appreciation (depreciation) of investments......................  (1,913,667)  (1,513,842)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,168,906)   1,115,595
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,511,875    1,013,469
  Transfers between Variable Investment Options including guaranteed interest account, net.     653,791      277,277
  Redemptions for contract benefits and terminations.......................................    (824,729)    (230,067)
  Contract maintenance charges.............................................................    (480,547)    (350,778)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     860,390      709,901
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          400
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (308,516)   1,825,896
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  10,519,940    8,694,044
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $10,211,424  $10,519,940
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          23           27
  Redeemed.................................................................................         (19)         (23)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           4            4
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  DIVERSIFIED
                                                                                                 DIVIDEND FUND
                                                                                            -----------------------
                                                                                               2015         2014
                                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   48,269  $    15,803
  Net realized gain (loss) on investments..................................................     65,282      214,406
  Net change in unrealized appreciation (depreciation) of investments......................    (84,879)     (29,610)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     28,672      200,599
                                                                                            ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,118,646      294,863
  Transfers between Variable Investment Options including guaranteed interest account, net.    424,222    1,364,019
  Redemptions for contract benefits and terminations.......................................    (86,877)  (1,065,492)
  Contract maintenance charges.............................................................   (101,274)     (23,890)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,354,717      569,500
                                                                                            ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         35           50
                                                                                            ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,383,424      770,149
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,093,929    1,323,780
                                                                                            ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,477,353  $ 2,093,929
                                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................        139           75
  Redeemed.................................................................................        (52)         (48)
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         87           27
                                                                                            ==========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                     INVESCO
                                                                                                   V.I. GLOBAL
                                                                                                REAL ESTATE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,046,805  $   319,406
  Net realized gain (loss) on investments..................................................     827,125      595,339
  Net change in unrealized appreciation (depreciation) of investments......................  (2,603,707)   2,223,583
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (729,777)   3,138,328
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,774,719    3,723,341
  Transfers between Variable Investment Options including guaranteed interest account, net.     303,717    5,351,423
  Redemptions for contract benefits and terminations.......................................    (885,522)  (1,807,554)
  Contract maintenance charges.............................................................  (1,214,081)    (905,412)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,978,833    6,361,798
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          70          255
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,249,126    9,500,381
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  30,513,428   21,013,047
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $32,762,554  $30,513,428
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         131          135
  Redeemed.................................................................................         (80)         (47)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          51           88
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  INTERNATIONAL
                                                                                                   GROWTH FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   341,505  $   319,823
  Net realized gain (loss) on investments..................................................   1,242,626      842,586
  Net change in unrealized appreciation (depreciation) of investments......................  (2,527,271)  (1,327,365)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (943,140)    (164,956)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,983,383    3,445,932
  Transfers between Variable Investment Options including guaranteed interest account, net.     448,720    5,281,636
  Redemptions for contract benefits and terminations.......................................    (834,532)  (1,192,591)
  Contract maintenance charges.............................................................    (876,245)    (691,799)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,721,326    6,843,178
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         400           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,778,586    6,678,222
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,704,895   22,026,673
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $30,483,481  $28,704,895
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         176          193
  Redeemed.................................................................................        (122)         (70)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          54          123
                                                                                            ===========  ===========

                                                                                                    INVESCO
                                                                                                 V.I. MID CAP
                                                                                               CORE EQUITY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (5,944) $   (9,898)
  Net realized gain (loss) on investments..................................................    339,352     588,270
  Net change in unrealized appreciation (depreciation) of investments......................   (457,303)   (451,778)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (123,895)    126,594
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    297,238     281,673
  Transfers between Variable Investment Options including guaranteed interest account, net.   (406,979)   (409,266)
  Redemptions for contract benefits and terminations.......................................   (185,160)    (69,997)
  Contract maintenance charges.............................................................    (97,105)    (94,460)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (392,006)   (292,050)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --         (60)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (515,901)   (165,516)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,519,405   3,684,921
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,003,504  $3,519,405
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         12           8
  Redeemed.................................................................................        (10)         (9)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2          (1)
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             INVESCO V.I. SMALL CAP
                                                                                                  EQUITY FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (10,192) $  (11,012)
  Net realized gain (loss) on investments..................................................   1,041,774     625,538
  Net change in unrealized appreciation (depreciation) of investments......................  (1,307,587)   (552,554)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (276,005)     61,972
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     495,913     339,593
  Transfers between Variable Investment Options including guaranteed interest account, net.     308,850    (195,982)
  Redemptions for contract benefits and terminations.......................................     (85,822)   (151,402)
  Contract maintenance charges.............................................................    (162,699)   (137,588)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     556,242    (145,379)
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --         260
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     280,237     (83,147)

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   4,096,018   4,179,165
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 4,376,255  $4,096,018
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========
UNIT ACTIVITY SERIES II
  Issued...................................................................................           9          10
  Redeemed.................................................................................          (5)        (10)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           4          --
                                                                                            ===========  ==========

                                                                                                IVY FUNDS VIP
                                                                                                  DIVIDEND
                                                                                                OPPORTUNITIES
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   8,002  $   9,370
  Net realized gain (loss) on investments..................................................    66,058     92,622
  Net change in unrealized appreciation (depreciation) of investments......................   (92,192)   (34,895)
                                                                                            ---------  ---------

  Net increase (decrease) in net assets resulting from operations..........................   (18,132)    67,097
                                                                                            ---------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    70,462     30,853
  Transfers between Variable Investment Options including guaranteed interest account, net.  (118,236)  (299,515)
  Redemptions for contract benefits and terminations.......................................   (91,561)   (19,313)
  Contract maintenance charges.............................................................   (20,090)   (21,210)
                                                                                            ---------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (159,425)  (309,185)
                                                                                            ---------  ---------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        --         --
                                                                                            ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (177,557)  (242,088)

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   703,003    945,091
                                                                                            ---------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 525,446  $ 703,003
                                                                                            =========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         9          7
  Redeemed.................................................................................       (11)        (7)
                                                                                            ---------  ---------
  Net Increase (Decrease)..................................................................        (2)        --
                                                                                            =========  =========
UNIT ACTIVITY SERIES II
  Issued...................................................................................        --         --
  Redeemed.................................................................................        --         --
                                                                                            ---------  ---------
  Net Increase (Decrease)..................................................................        --         --
                                                                                            =========  =========


                                                                                              IVY FUNDS VIP ENERGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (42,535) $   (50,896)
  Net realized gain (loss) on investments..................................................    (546,896)   1,404,086
  Net change in unrealized appreciation (depreciation) of investments......................  (3,144,450)  (3,699,872)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (3,733,881)  (2,346,682)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,272,805    1,958,125
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,922,152    5,191,083
  Redemptions for contract benefits and terminations.......................................    (408,351)    (812,984)
  Contract maintenance charges.............................................................    (711,827)    (671,372)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,074,779    5,664,852
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,350         (100)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (657,752)   3,318,070

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,919,242   11,601,172
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $14,261,490  $14,919,242
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         117           99
  Redeemed.................................................................................         (73)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          44           49
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               IVY FUNDS VIP HIGH
                                                                                                     INCOME
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,165,551  $   502,507
  Net realized gain (loss) on investments..................................................    (162,745)     158,702
  Net change in unrealized appreciation (depreciation) of investments......................  (2,489,988)    (767,518)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,487,182)    (106,309)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,684,728    2,928,324
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,117,231   10,078,604
  Redemptions for contract benefits and terminations.......................................    (773,114)    (427,194)
  Contract maintenance charges.............................................................  (1,086,019)    (684,191)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,942,826   11,895,543
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          21          100
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,455,665   11,789,334
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  17,934,447    6,145,113
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $20,390,112  $17,934,447
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         222          198
  Redeemed.................................................................................         (83)         (38)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         139          160
                                                                                            ===========  ===========

                                                                                              IVY FUNDS VIP MID CAP
                                                                                                     GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (87,298) $   (78,905)
  Net realized gain (loss) on investments..................................................   3,157,733    2,524,870
  Net change in unrealized appreciation (depreciation) of investments......................  (4,925,907)    (544,086)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,855,472)   1,901,879
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,975,658    2,938,088
  Transfers between Variable Investment Options including guaranteed interest account, net.     527,200    2,151,516
  Redemptions for contract benefits and terminations.......................................  (1,150,583)  (1,755,671)
  Contract maintenance charges.............................................................    (924,098)    (892,761)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,428,177    2,441,172
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,100           50
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (426,195)   4,343,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,519,828   24,176,727
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $28,093,633  $28,519,828
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          65          102
  Redeemed.................................................................................         (52)         (63)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          13           39
                                                                                            ===========  ===========

                                                                                            IVY FUNDS VIP SCIENCE AND
                                                                                                   TECHNOLOGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (73,140) $   (66,084)
  Net realized gain (loss) on investments..................................................   1,111,758    2,743,390
  Net change in unrealized appreciation (depreciation) of investments......................  (2,099,490)  (2,128,934)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,060,872)     548,372
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,170,986    2,350,015
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,552,080    4,815,879
  Redemptions for contract benefits and terminations.......................................    (585,991)    (995,007)
  Contract maintenance charges.............................................................    (829,343)    (599,111)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   5,307,732    5,571,776
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,246,860    6,120,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  22,263,940   16,143,792
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,510,800  $22,263,940
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         120          154
  Redeemed.................................................................................         (67)         (96)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          53           58
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  IVY FUNDS VIP
                                                                                                SMALL CAP GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (22,237) $   (17,017)
  Net realized gain (loss) on investments..................................................   1,161,881    1,187,788
  Net change in unrealized appreciation (depreciation) of investments......................  (1,250,082)  (1,130,384)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (110,438)      40,387
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     843,457      623,308
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,826,825     (954,751)
  Redemptions for contract benefits and terminations.......................................    (238,526)    (210,159)
  Contract maintenance charges.............................................................    (287,813)    (229,579)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,143,943     (771,181)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,033,505     (730,794)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,917,196    6,647,990
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,950,701  $ 5,917,196
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          38           30
  Redeemed.................................................................................         (12)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          26           (3)
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                LAZARD RETIREMENT
                                                                                                EMERGING MARKETS
                                                                                                EQUITY PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   404,747  $   680,689
  Net realized gain (loss) on investments..................................................  (1,411,640)     565,606
  Net change in unrealized appreciation (depreciation) of investments......................  (8,487,944)  (3,490,208)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (9,494,837)  (2,243,913)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,363,281    5,858,004
  Transfers between Variable Investment Options including guaranteed interest account, net.    (168,244)    (667,892)
  Redemptions for contract benefits and terminations.......................................  (1,275,876)  (2,289,286)
  Contract maintenance charges.............................................................  (1,838,569)  (1,833,760)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,080,592    1,067,066
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        5,465
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,414,245)  (1,171,382)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  45,487,910   46,659,292
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $39,073,665  $45,487,910
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................         252          214
  Redeemed.................................................................................        (145)        (182)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         107           32
                                                                                            ===========  ===========

                                                                                              MFS(R) INTERNATIONAL
                                                                                                 VALUE PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,016,259  $   904,046
  Net realized gain (loss) on investments..................................................   3,681,049    3,351,009
  Net change in unrealized appreciation (depreciation) of investments......................  (1,260,811)  (3,831,095)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,436,497      423,960
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   7,540,782    5,526,671
  Transfers between Variable Investment Options including guaranteed interest account, net.   5,123,524    3,424,322
  Redemptions for contract benefits and terminations.......................................  (2,387,655)  (2,121,179)
  Contract maintenance charges.............................................................  (1,963,590)  (1,556,027)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,313,061    5,273,787
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,371         (300)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  11,750,929    5,697,447
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  57,722,309   52,024,862
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $69,473,238  $57,722,309
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................         233          192
  Redeemed.................................................................................        (116)        (109)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         117           83
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            MFS(R) INVESTORS TRUST
                                                                                                    SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,853  $    8,662
  Net realized gain (loss) on investments..................................................    311,678     235,540
  Net change in unrealized appreciation (depreciation) of investments......................   (329,890)    (61,538)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (9,359)    182,664
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    203,246     183,105
  Transfers between Variable Investment Options including guaranteed interest account, net.     96,571     308,423
  Redemptions for contract benefits and terminations.......................................   (109,458)    (19,309)
  Contract maintenance charges.............................................................    (71,756)    (65,864)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    118,603     406,355
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    109,244     589,019
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,089,386   1,500,367
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,198,630  $2,089,386
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          3           5
  Redeemed.................................................................................         (2)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           2
                                                                                            ==========  ==========

                                                                                            MFS(R) MASSACHUSETTS
                                                                                              INVESTORS GROWTH
                                                                                            STOCK PORTFOLIO(F)(G)
                                                                                            ---------------------
                                                                                                    2015
                                                                                            ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................................      $    4,227
  Net realized gain (loss) on investments..................................................         169,992
  Net change in unrealized appreciation (depreciation) of investments......................        (214,567)
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from operations..........................         (40,348)
                                                                                                 ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................         260,122
  Transfers between Variable Investment Options including guaranteed interest account, net.       2,035,102
  Redemptions for contract benefits and terminations.......................................         (22,952)
  Contract maintenance charges.............................................................         (76,742)
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       2,195,530
                                                                                                 ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................              --
                                                                                                 ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................       2,155,182
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................              --
                                                                                                 ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................      $2,155,182
                                                                                                 ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................              15
  Redeemed.................................................................................              (2)
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              13
                                                                                                 ==========


                                                                                            MFS(R) UTILITIES SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   84,079  $   33,820
  Net realized gain (loss) on investments..................................................     63,030     296,542
  Net change in unrealized appreciation (depreciation) of investments......................   (455,157)   (111,004)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (308,048)    219,358
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    526,930     273,947
  Transfers between Variable Investment Options including guaranteed interest account, net.   (184,620)    128,388
  Redemptions for contract benefits and terminations.......................................   (192,830)   (173,685)
  Contract maintenance charges.............................................................    (61,889)    (40,282)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     87,591     188,368
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        500          75
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (219,957)    407,801
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,860,053   1,452,252
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,640,096  $1,860,053
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................         49          55
  Redeemed.................................................................................        (41)        (32)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          8          23
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(f)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
(g)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   MULTIMANAGER
                                                                                                AGGRESSIVE EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,604,859) $ (1,822,431)
  Net realized gain (loss) on investments..................................................   18,378,895    16,355,359
  Net change in unrealized appreciation (depreciation) of investments......................   (2,344,791)   25,002,884
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   14,429,245    39,535,812
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,690,865    23,751,805
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,428,641)  (10,117,494)
  Redemptions for contract benefits and terminations.......................................  (20,525,773)  (23,168,639)
  Contract maintenance charges.............................................................  (23,061,558)  (24,008,667)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (31,325,107)  (33,542,995)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (52,000)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (16,947,862)    5,992,817
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  417,633,489   411,640,672
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $400,685,627  $417,633,489
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            9            10
  Redeemed.................................................................................          (52)          (55)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (43)          (45)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            9             6
  Redeemed.................................................................................          (18)          (25)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (9)          (19)
                                                                                            ============  ============

                                                                                                  MULTIMANAGER
                                                                                                   CORE BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,191,254  $ 1,359,410
  Net realized gain (loss) on investments..................................................    (551,689)     291,286
  Net change in unrealized appreciation (depreciation) of investments......................    (723,006)     876,293
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (83,441)   2,526,989
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,625,522    5,811,772
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,402,831)  (1,629,063)
  Redemptions for contract benefits and terminations.......................................  (2,784,242)  (3,646,366)
  Contract maintenance charges.............................................................  (4,681,994)  (4,894,555)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,243,545)  (4,358,212)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,326,986)  (1,831,223)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  76,338,086   78,169,309
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $71,011,100  $76,338,086
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          17           32
  Redeemed.................................................................................         (25)         (21)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (8)          11
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          21           33
  Redeemed.................................................................................         (44)         (54)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (23)         (21)
                                                                                            ===========  ===========

                                                                                                  MULTIMANAGER
                                                                                                 MID CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (109,360) $  (111,491)
  Net realized gain (loss) on investments..................................................   3,398,443    4,783,492
  Net change in unrealized appreciation (depreciation) of investments......................  (3,804,113)  (3,243,091)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (515,030)   1,428,910
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,091,374    1,563,466
  Transfers between Variable Investment Options including guaranteed interest account, net.    (306,387)  (1,177,086)
  Redemptions for contract benefits and terminations.......................................  (1,356,684)  (1,500,535)
  Contract maintenance charges.............................................................  (2,390,878)  (2,251,614)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,962,575)  (3,365,769)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         600         (600)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,477,005)  (1,937,459)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  33,085,644   35,023,103
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $30,608,639  $33,085,644
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           1            2
  Redeemed.................................................................................          (3)          (5)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10            7
  Redeemed.................................................................................         (16)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (6)         (12)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  MULTIMANAGER
                                                                                                 MID CAP VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   160,456  $    43,047
  Net realized gain (loss) on investments..................................................   2,399,375    2,884,503
  Net change in unrealized appreciation (depreciation) of investments......................  (5,330,868)    (429,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,771,037)   2,497,760
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,079,934    2,300,533
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,621,322)  (1,052,196)
  Redemptions for contract benefits and terminations.......................................  (1,843,466)  (2,944,051)
  Contract maintenance charges.............................................................  (2,060,559)  (2,146,767)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,445,413)  (3,842,481)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --       26,875
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,216,450)  (1,317,846)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  50,672,338   51,990,184
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $44,455,888  $50,672,338
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           3           19
  Redeemed.................................................................................          (6)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (6)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7           13
  Redeemed.................................................................................         (17)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)         (12)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                  MULTIMANAGER
                                                                                                   TECHNOLOGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (352,910) $  (345,783)
  Net realized gain (loss) on investments..................................................  13,094,897   12,252,829
  Net change in unrealized appreciation (depreciation) of investments......................  (7,570,893)  (1,474,724)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   5,171,094   10,432,322
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,026,899    4,936,298
  Transfers between Variable Investment Options including guaranteed interest account, net.  (4,046,732)  (1,376,236)
  Redemptions for contract benefits and terminations.......................................  (4,554,030)  (4,582,287)
  Contract maintenance charges.............................................................  (3,931,501)  (3,840,696)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (7,505,364)  (4,862,921)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,334,270)   5,569,401
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  89,921,644   84,352,243
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $87,587,374  $89,921,644
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           7           11
  Redeemed.................................................................................          (8)          (8)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)           3
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          19           22
  Redeemed.................................................................................         (49)         (44)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (30)         (22)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                NATURAL RESOURCES
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        --  $        --
  Net realized gain (loss) on investments..................................................  (3,257,160)     575,631
  Net change in unrealized appreciation (depreciation) of investments......................   1,433,715   (2,195,579)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,823,445)  (1,619,948)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     322,975      388,504
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,143,861    2,740,582
  Redemptions for contract benefits and terminations.......................................  (4,463,576)  (3,118,339)
  Contract maintenance charges.............................................................     (79,443)     (86,624)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,076,183)     (75,877)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          83           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,899,545)  (1,695,825)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,525,500    9,221,325
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 2,625,955  $ 7,525,500
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................         292          127
  Redeemed.................................................................................        (347)        (109)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (55)          18
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                      PIMCO
                                                                                             COMMODITYREALRETURN(R)
                                                                                               STRATEGY PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   360,773  $     2,354
  Net realized gain (loss) on investments..................................................  (1,069,197)    (517,257)
  Net change in unrealized appreciation (depreciation) of investments......................  (1,912,720)  (1,541,501)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,621,144)  (2,056,404)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,475,903    1,538,474
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,008,736      192,216
  Redemptions for contract benefits and terminations.......................................    (318,138)    (182,835)
  Contract maintenance charges.............................................................    (492,016)    (513,734)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,674,485    1,034,121
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          (65)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (946,659)  (1,022,348)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   9,022,434   10,044,782
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,075,775  $ 9,022,434
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................          42           30
  Redeemed.................................................................................         (19)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          23           11
                                                                                            ===========  ===========

                                                                                                PIMCO REAL RETURN
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   932,846  $   309,593
  Net realized gain (loss) on investments..................................................    (552,388)  (1,833,750)
  Net change in unrealized appreciation (depreciation) of investments......................  (1,140,066)   2,377,805
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (759,608)     853,648
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,321,536    3,476,355
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,761,195)  (5,379,460)
  Redemptions for contract benefits and terminations.......................................    (814,993)  (1,827,974)
  Contract maintenance charges.............................................................  (1,271,009)  (1,426,605)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,525,661)  (5,157,684)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        1,529
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,285,269)  (4,302,507)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,635,978   29,938,485
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $23,350,709  $25,635,978
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................          70          228
  Redeemed.................................................................................         (75)        (267)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)         (39)
                                                                                            ===========  ===========

                                                                                               PIMCO TOTAL RETURN
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 3,012,658  $ 1,210,990
  Net realized gain (loss) on investments..................................................     306,202     (228,337)
  Net change in unrealized appreciation (depreciation) of investments......................  (3,274,363)   1,568,616
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      44,497    2,551,269
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,714,449    6,287,861
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,807,499)  (7,263,401)
  Redemptions for contract benefits and terminations.......................................  (1,363,790)  (2,653,150)
  Contract maintenance charges.............................................................  (2,456,350)  (2,405,613)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      86,810   (6,034,303)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       9,026        2,102
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     140,333   (3,480,932)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  63,291,212   66,772,144
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $63,431,545  $63,291,212
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................         173          214
  Redeemed.................................................................................        (199)        (276)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (26)         (62)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              T. ROWE PRICE EQUITY
                                                                                              INCOME PORTFOLIO--II
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   231,469  $   218,029
  Net realized gain (loss) on investments..................................................   1,327,697    1,625,081
  Net change in unrealized appreciation (depreciation) of investments......................  (3,142,396)    (566,990)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,583,230)   1,276,120
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     729,373      838,669
  Transfers between Variable Investment Options including guaranteed interest account, net.    (796,960)    (896,202)
  Redemptions for contract benefits and terminations.......................................  (1,379,850)    (771,781)
  Contract maintenance charges.............................................................    (450,816)    (458,148)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,898,253)  (1,287,462)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,481,483)     (11,342)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,538,620   20,549,962
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,057,137  $20,538,620
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          16           23
  Redeemed.................................................................................         (28)         (32)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)          (9)
                                                                                            ===========  ===========

                                                                                              T. ROWE PRICE HEALTH
                                                                                             SCIENCES PORTFOLIO--II
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        --  $        --
  Net realized gain (loss) on investments..................................................   1,385,917    1,969,265
  Net change in unrealized appreciation (depreciation) of investments......................    (741,390)    (527,699)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     644,527    1,441,566
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     875,982      445,971
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,222,365)     350,843
  Redemptions for contract benefits and terminations.......................................    (239,896)  (1,189,878)
  Contract maintenance charges.............................................................     (79,461)     (52,298)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (665,740)    (445,362)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (21,213)     996,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   6,011,111    5,014,907
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 5,989,898  $ 6,011,111
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          52           50
  Redeemed.................................................................................         (34)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          18           17
                                                                                            ===========  ===========

                                                                                                TARGET 2015
                                                                                                ALLOCATION*
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,696  $    465
  Net realized gain (loss) on investments..................................................      684    10,010
  Net change in unrealized appreciation (depreciation) of investments......................   (9,414)   (8,895)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................   (6,034)    1,580
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,919    15,501
  Transfers between Variable Investment Options including guaranteed interest account, net.  179,183     4,026
  Redemptions for contract benefits and terminations.......................................   (5,190)  (94,445)
  Contract maintenance charges.............................................................   (6,457)   (6,749)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  190,455   (81,667)
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  184,421   (80,087)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   38,427   118,514
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $222,848  $ 38,427
                                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................       11         1
  Redeemed.................................................................................       (1)       (1)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       10        --
                                                                                            ========  ========

UNIT ACTIVITY CLASS II
  Issued...................................................................................       --        --
  Redeemed.................................................................................       --        --
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       --        --
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 TARGET 2025
                                                                                                 ALLOCATION*
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   15,825  $ 11,284
  Net realized gain (loss) on investments..................................................     10,239   107,050
  Net change in unrealized appreciation (depreciation) of investments......................    (51,597)  (88,901)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from operations..........................    (25,533)   29,433
                                                                                            ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    349,420   372,539
  Transfers between Variable Investment Options including guaranteed interest account, net.    190,622   101,084
  Redemptions for contract benefits and terminations.......................................   (101,703)  (39,606)
  Contract maintenance charges.............................................................    (66,966)  (54,077)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    371,373   379,940
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --        --
                                                                                            ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    345,840   409,373
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................    915,387   506,014
                                                                                            ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,261,227  $915,387
                                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         25        24
  Redeemed.................................................................................        (22)       (5)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................          3        19
                                                                                            ==========  ========

                                                                                                TARGET 2035
                                                                                                ALLOCATION*
                                                                                            -------------------
                                                                                               2015      2014
                                                                                            ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  10,405  $ 11,871
  Net realized gain (loss) on investments..................................................    10,585   103,790
  Net change in unrealized appreciation (depreciation) of investments......................   (41,736)  (76,542)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from operations..........................   (20,746)   39,119
                                                                                            ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   215,598   107,014
  Transfers between Variable Investment Options including guaranteed interest account, net.  (219,204)   65,168
  Redemptions for contract benefits and terminations.......................................   (20,528)   (5,953)
  Contract maintenance charges.............................................................   (25,379)  (31,144)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (49,513)  135,085
                                                                                            ---------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        --        --
                                                                                            ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (70,259)  174,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   934,182   759,978
                                                                                            ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 863,923  $934,182
                                                                                            =========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        12         7
  Redeemed.................................................................................        (6)       (1)
                                                                                            ---------  --------
  Net Increase (Decrease)..................................................................         6         6
                                                                                            =========  ========

                                                                                                TARGET 2045
                                                                                                ALLOCATION*
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  7,396  $  3,308
  Net realized gain (loss) on investments..................................................   10,844    37,762
  Net change in unrealized appreciation (depreciation) of investments......................  (32,217)  (29,346)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................  (13,977)   11,724
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  233,261    50,819
  Transfers between Variable Investment Options including guaranteed interest account, net.  122,955      (898)
  Redemptions for contract benefits and terminations.......................................   (9,702)       --
  Contract maintenance charges.............................................................  (20,436)  (11,606)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  326,078    38,315
                                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (18)       --
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  312,083    50,039
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  259,256   209,217
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $571,339  $259,256
                                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        8         4
  Redeemed.................................................................................       (1)       (2)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................        7         2
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             TARGET 2055
                                                                                            ALLOCATION*(H)
                                                                                            --------------
                                                                                                 2015
                                                                                            --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................................    $   649
  Net realized gain (loss) on investments..................................................        204
  Net change in unrealized appreciation (depreciation) of investments......................       (593)
                                                                                               -------

  Net increase (decrease) in net assets resulting from operations..........................        260
                                                                                               -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      5,479
  Transfers between Variable Investment Options including guaranteed interest account, net.     40,360
  Redemptions for contract benefits and terminations.......................................         --
  Contract maintenance charges.............................................................       (512)
                                                                                               -------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     45,327
                                                                                               -------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --
                                                                                               -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     45,587
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................         --
                                                                                               -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................    $45,587
                                                                                               =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         --
  Redeemed.................................................................................         --
                                                                                               -------
  Net Increase (Decrease)..................................................................         --
                                                                                               =======

UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --
  Redeemed.................................................................................         --
                                                                                               -------
  Net Increase (Decrease)..................................................................         --
                                                                                               =======

                                                                                              TEMPLETON DEVELOPING
                                                                                                MARKETS VIP FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   149,222  $  110,609
  Net realized gain (loss) on investments..................................................     548,600     (93,797)
  Net change in unrealized appreciation (depreciation) of investments......................  (2,539,693)   (916,763)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,841,871)   (899,951)
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,329,546   1,305,745
  Transfers between Variable Investment Options including guaranteed interest account, net.    (400,670)     86,467
  Redemptions for contract benefits and terminations.......................................    (270,579)   (167,241)
  Contract maintenance charges.............................................................    (504,905)   (531,641)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     153,392     693,330
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --       1,200
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,688,479)   (205,421)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   9,492,697   9,698,118
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,804,218  $9,492,697
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

UNIT ACTIVITY CLASS 2
  Issued...................................................................................          25          22
  Redeemed.................................................................................         (23)        (15)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           2           7
                                                                                            ===========  ==========

                                                                                              TEMPLETON GLOBAL BOND
                                                                                                    VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 3,401,050  $ 2,240,263
  Net realized gain (loss) on investments..................................................    (733,997)    (602,205)
  Net change in unrealized appreciation (depreciation) of investments......................  (4,661,392)  (1,058,101)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,994,339)     579,957
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,974,465    6,271,160
  Transfers between Variable Investment Options including guaranteed interest account, net.  (5,473,500)  (7,780,118)
  Redemptions for contract benefits and terminations.......................................  (1,408,496)  (3,730,317)
  Contract maintenance charges.............................................................  (2,177,477)  (2,114,297)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,085,008)  (7,353,572)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,079,347)  (6,773,615)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  47,540,630   54,314,245
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,461,283  $47,540,630
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS 2
  Issued...................................................................................         142          233
  Redeemed.................................................................................        (128)        (249)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          14          (16)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               TEMPLETON GROWTH
                                                                                                   VIP FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  111,499  $   48,373
  Net realized gain (loss) on investments..................................................     97,988     292,132
  Net change in unrealized appreciation (depreciation) of investments......................   (521,605)   (550,198)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (312,118)   (209,693)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    528,753     406,783
  Transfers between Variable Investment Options including guaranteed interest account, net.   (663,808)  1,309,725
  Redemptions for contract benefits and terminations.......................................   (193,181)   (244,281)
  Contract maintenance charges.............................................................   (227,703)   (216,301)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (555,939)  1,255,926
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (868,057)  1,046,233
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,381,040   4,334,807
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $4,512,983  $5,381,040
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          7          18
  Redeemed.................................................................................        (10)        (11)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (3)          7
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                             VAN ECK VIP GLOBAL HARD
                                                                                                   ASSETS FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (24,746) $   (39,339)
  Net realized gain (loss) on investments..................................................  (1,116,143)     (67,285)
  Net change in unrealized appreciation (depreciation) of investments......................  (3,080,845)  (2,568,811)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (4,221,734)  (2,675,435)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,597,508    1,710,215
  Transfers between Variable Investment Options including guaranteed interest account, net.     992,203      597,199
  Redemptions for contract benefits and terminations.......................................    (389,830)    (462,597)
  Contract maintenance charges.............................................................    (598,429)    (620,639)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,601,452    1,224,178
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,620,282)  (1,451,257)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,179,645   12,630,902
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,559,363  $11,179,645
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................          55           45
  Redeemed.................................................................................         (35)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          20           12
                                                                                            ===========  ===========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               VANGUARD VARIABLE
                                                                                               INSURANCE FUND--
                                                                                            EQUITY INDEX PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   82,273  $   71,737
  Net realized gain (loss) on investments..................................................    517,405     460,300
  Net change in unrealized appreciation (depreciation) of investments......................   (563,764)    291,651
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     35,914     823,688
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    482,934     445,838
  Transfers between Variable Investment Options including guaranteed interest account, net.     69,255     179,080
  Redemptions for contract benefits and terminations.......................................   (102,881)   (137,184)
  Contract maintenance charges.............................................................   (170,748)   (186,396)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    278,560     301,338
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    314,474   1,125,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  7,589,133   6,464,107
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $7,903,607  $7,589,133
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................          5           8
  Redeemed.................................................................................         (4)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           2
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series/(R)/, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES/(R)/
 .   American Funds Insurance Series/(R)/ Global Small Capitalization Fund/SM/
 .   American Funds Insurance Series/(R)/ New World Fund(R)

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA/AB Small Cap Growth/(1)/
 .   AXA/Loomis Sayles Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Government Money Market Portfolio/(2)/
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Mutual Shares VIP Fund
 .   Franklin Rising Dividends VIP Fund
 .   Franklin Small Cap Value VIP Fund
 .   Franklin Strategic Income VIP Fund
 .   Templeton Developing Markets VIP Fund
 .   Templeton Global Bond VIP Fund
 .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Real Return Portfolio
 .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio

  (1)Formerly known as EQ/AllianceBernstein Small Cap Growth.
  (2)Formerly known as Fidelity(R) VIP Money Market Portfolio.

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer. II
 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL Legacy III
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES     SALES
                                                      ----------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................... $ 2,954,043 $ 1,386,592
ALL ASSET GROWTH-ALT 20..............................   3,819,263   2,594,130
ALL ASSET MODERATE GROWTH-ALT 15.....................   4,571,769     901,820
AMERICAN CENTURY VP MID CAP VALUE FUND...............  14,752,347   8,911,509
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/.............................   3,069,231     953,614
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).   3,450,800     799,315
AXA 400 MANAGED VOLATILITY...........................   1,119,381     705,884
AXA 500 MANAGED VOLATILITY...........................   1,879,209   1,614,077
AXA 2000 MANAGED VOLATILITY..........................     693,782     719,023
AXA AGGRESSIVE ALLOCATION............................  21,258,146  16,929,393
AXA BALANCED STRATEGY................................   5,673,354     661,023
AXA CONSERVATIVE ALLOCATION..........................   5,376,719   7,586,054
AXA CONSERVATIVE GROWTH STRATEGY.....................     895,923     629,363
AXA CONSERVATIVE STRATEGY............................     663,539     135,230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
AXA CONSERVATIVE-PLUS ALLOCATION..................... $  4,414,416 $  5,751,196
AXA GLOBAL EQUITY MANAGED VOLATILITY.................    7,946,151   19,217,092
AXA GROWTH STRATEGY..................................   10,868,083    1,280,537
AXA INTERNATIONAL CORE MANAGED VOLATILITY............    5,986,684   12,337,116
AXA INTERNATIONAL MANAGED VOLATILITY.................      833,672      427,784
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........    7,710,429   13,628,698
AXA LARGE CAP CORE MANAGED VOLATILITY................    2,020,800    4,236,353
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............   18,516,863   31,402,904
AXA LARGE CAP VALUE MANAGED VOLATILITY...............   13,098,198   38,205,682
AXA MID CAP VALUE MANAGED VOLATILITY.................    5,657,288   23,743,788
AXA MODERATE ALLOCATION..............................   57,758,971   99,524,564
AXA MODERATE GROWTH STRATEGY.........................   16,205,876    3,700,380
AXA MODERATE-PLUS ALLOCATION.........................   44,022,291   43,068,544
AXA/AB SMALL CAP GROWTH..............................   27,254,397   24,810,027
AXA/LOOMIS SAYLES GROWTH.............................    4,327,043    4,971,417
BLACKROCK GLOBAL ALLOCATION V.I. FUND................    6,864,350    6,712,043
CHARTER/SM/ MULTI-SECTOR BOND........................    4,626,680   11,062,696
CHARTER/SM/ SMALL CAP GROWTH.........................    1,210,957    1,468,319
CHARTER/SM/ SMALL CAP VALUE..........................    1,496,462    3,188,271
EQ/BLACKROCK BASIC VALUE EQUITY......................   15,303,282   25,275,518
EQ/BOSTON ADVISORS EQUITY INCOME.....................    3,988,538    3,247,284
EQ/CALVERT SOCIALLY RESPONSIBLE......................      758,619      276,606
EQ/CAPITAL GUARDIAN RESEARCH.........................   13,072,385   14,046,284
EQ/COMMON STOCK INDEX................................   52,171,733  152,120,341
EQ/CORE BOND INDEX...................................    7,229,359    7,227,963
EQ/EQUITY 500 INDEX..................................  122,854,806  136,834,693
EQ/GAMCO MERGERS AND ACQUISITIONS....................    3,209,076    2,520,339
EQ/GAMCO SMALL COMPANY VALUE.........................   22,334,014   17,653,557
EQ/GLOBAL BOND PLUS..................................    2,502,399    5,051,471
EQ/INTERMEDIATE GOVERNMENT BOND......................   13,918,500   14,676,529
EQ/INTERNATIONAL EQUITY INDEX........................   18,589,608   28,308,157
EQ/INVESCO COMSTOCK..................................    4,981,566    4,122,079
EQ/JPMORGAN VALUE OPPORTUNITIES......................    7,349,438    6,981,084
EQ/LARGE CAP GROWTH INDEX............................   21,494,388   15,136,599
EQ/LARGE CAP VALUE INDEX.............................    6,139,575    3,949,532
EQ/MFS INTERNATIONAL GROWTH..........................    6,359,860    5,397,631
EQ/MID CAP INDEX.....................................   10,404,876   11,824,577
EQ/MONEY MARKET......................................  181,124,182  192,519,482
EQ/MORGAN STANLEY MID CAP GROWTH.....................    4,427,880    8,262,439
EQ/PIMCO ULTRA SHORT BOND............................    4,358,662    6,840,972
EQ/QUALITY BOND PLUS.................................    6,526,484   10,502,030
EQ/SMALL COMPANY INDEX...............................   15,742,280    8,077,777
EQ/T. ROWE PRICE GROWTH STOCK........................   24,095,889    9,014,716
EQ/UBS GROWTH & INCOME...............................    6,434,190    3,442,797
EQ/WELLS FARGO OMEGA GROWTH..........................   14,074,503   19,643,531
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO......      243,104      442,008
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..............   19,208,288   12,181,198
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..............      448,451      226,814
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO....      509,080      511,095
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO............    2,378,184    1,923,745
FIDELITY(R) VIP HIGH INCOME PORTFOLIO................    2,152,063    3,434,060
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO......    4,863,647    5,809,595
FIDELITY(R) VIP MID CAP PORTFOLIO....................   13,136,475   20,490,313
FIDELITY(R) VIP VALUE PORTFOLIO......................    1,020,973    1,055,417
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO...........      147,861      122,734
FRANKLIN MUTUAL SHARES VIP FUND......................    2,822,549    2,302,093

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                       PURCHASES     SALES
                                                      ----------- -----------
FRANKLIN RISING DIVIDENDS VIP FUND................... $12,610,807 $ 8,396,680
FRANKLIN SMALL CAP VALUE VIP FUND....................   2,410,707   1,558,809
FRANKLIN STRATEGIC INCOME VIP FUND...................   8,897,003   4,857,630
GOLDMAN SACHS VIT MID CAP VALUE FUND.................   4,940,026   3,281,906
INVESCO V.I. DIVERSIFIED DIVIDEND FUND...............   2,565,141   1,162,045
INVESCO V.I. GLOBAL REAL ESTATE FUND.................  10,336,128   6,310,490
INVESCO V.I. INTERNATIONAL GROWTH FUND...............  10,369,942   7,306,711
INVESCO V.I. MID CAP CORE EQUITY FUND................   1,221,811   1,316,729
INVESCO V.I. SMALL CAP EQUITY FUND...................   2,129,154     651,384
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.................     297,375     380,302
IVY FUNDS VIP ENERGY.................................   8,488,252   5,378,314
IVY FUNDS VIP HIGH INCOME............................   9,986,335   4,672,563
IVY FUNDS VIP MID CAP GROWTH.........................   8,554,564   4,827,975
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.................  14,752,881   8,123,883
IVY FUNDS VIP SMALL CAP GROWTH.......................   5,920,636   1,742,221
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO..  14,313,011  10,709,857
MFS(R) INTERNATIONAL VALUE PORTFOLIO.................  21,651,402  11,643,269
MFS(R) INVESTORS TRUST SERIES........................     794,050     428,956
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO     488,885     385,885
MFS(R) UTILITIES SERIES..............................   1,433,670   1,113,932
MULTIMANAGER AGGRESSIVE EQUITY.......................   6,781,261  39,709,622
MULTIMANAGER CORE BOND...............................   6,266,697  10,318,988
MULTIMANAGER MID CAP GROWTH..........................   5,407,031   4,651,903
MULTIMANAGER MID CAP VALUE...........................   2,278,417   5,563,374
MULTIMANAGER TECHNOLOGY..............................  12,503,617  14,024,429
NATURAL RESOURCES PORTFOLIO..........................  16,777,314  19,853,498
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......   3,482,660   1,447,402
PIMCO REAL RETURN PORTFOLIO..........................   5,736,150   6,328,965
PIMCO TOTAL RETURN PORTFOLIO.........................  17,288,748  13,491,905
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II...........   2,989,268   4,246,796
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II.........   4,210,131   4,394,555
TARGET 2015 ALLOCATION...............................     216,839      21,025
TARGET 2025 ALLOCATION...............................   1,065,923     664,472
TARGET 2035 ALLOCATION...............................     678,708     706,669
TARGET 2045 ALLOCATION...............................     376,996      37,133
TARGET 2055 ALLOCATION...............................      49,756       3,734
TEMPLETON DEVELOPING MARKETS VIP FUND................   3,509,981   2,093,906
TEMPLETON GLOBAL BOND VIP FUND.......................  11,517,883  10,974,627
TEMPLETON GROWTH VIP FUND............................   1,047,248   1,491,688
VAN ECK VIP GLOBAL HARD ASSETS FUND..................   4,328,142   2,751,436
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO...........................................   1,517,031     920,129

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions (Concluded)


   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment managers of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trust, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio. For accounting purposes, the reorganization which occurred in 2015 was treated as a merger.

---------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS
                                                               INVESTORS GROWTH STOCK
                                                               PORTFOLIO
---------------------------------------------------------------------------------------
Shares -- Class Service      155,075                              125,479
Value -- Class Service    $    14.33                           $    17.71
Net Assets Before Merger  $2,222,226                           $       --
Net Assets After Merger   $       --                           $2,222,226
Unrealized Gain           $  113,152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)

   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/LORD ABBETT LARGE CAP CORE     EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------
Shares -- Class A             556,929                            866,553
Value -- Class A          $     12.94                       $      14.81
Net Assets Before Merger  $ 7,206,870                       $  5,623,568
Net Assets After Merger   $        --                       $ 12,830,438
Shares -- Class B             385,979                            758,931
Value -- Class B          $     12.96                       $      14.82
Net Assets Before Merger  $ 5,002,802                       $  6,243,377
Net Assets After Merger   $        --                       $ 11,246,179
Unrealized Gain           $   649,797
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY AXA INTERNATIONAL CORE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A           1,085,173                          1,773,311
Value -- Class A          $     12.21                       $      10.79
Net Assets Before Merger  $13,247,830                       $  5,892,425
Net Assets After Merger   $        --                       $ 19,140,255
Shares -- Class B           3,147,582                          5,935,617
Value -- Class B          $     12.18                       $      10.81
Net Assets Before Merger  $38,351,880                       $ 25,790,722
Net Assets After Merger   $        --                       $ 64,142,602
Unrealized Gain           $ 6,003,801
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE      AXA LARGE CAP VALUE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A             747,932                         18,896,574
Value -- Class A          $     14.17                       $      15.21
Net Assets Before Merger  $10,600,439                       $266,871,585
Net Assets After Merger   $        --                       $287,326,042
Shares -- Class B           1,571,037                          8,907,200
Value -- Class B          $     14.18                       $      15.17
Net Assets Before Merger  $22,270,560                       $122,705,222
Net Assets After Merger   $        --                       $135,121,764
Unrealized Gain           $11,482,067

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH
                                                             MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A           1,582,613                           1,682,345
Value -- Class A          $     21.82                        $      26.12
Net Assets Before Merger  $34,527,391                        $  9,419,937
Net Assets After Merger   $        --                        $ 43,947,328
Shares -- Class B           3,527,742                           8,380,199
Value -- Class B          $     21.71                        $      25.54
Net Assets Before Merger  $76,594,810                        $137,471,641
Net Assets After Merger   $        --                        $214,066,451
Unrealized Gain           $35,878,312
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A             277,940                             582,109
Value -- Class A          $     15.08                        $       9.21
Net Assets Before Merger  $ 4,192,326                        $  1,170,958
Net Assets After Merger   $        --                        $  5,363,284
Shares -- Class B             373,589                           2,504,309
Value -- Class B          $     15.08                        $       9.21
Net Assets Before Merger  $ 5,634,671                        $ 17,442,938
Net Assets After Merger   $        --                        $ 23,077,609
Unrealized Gain           $ 3,135,480

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                               MORTALITY AND
                                                               EXPENSE RISKS      MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------      ---------   --------------   -----

Accumulator Life..............................................     varies (b)(d)   varies(b)     varies (b)(f) varies

Incentive Life, Champion 2000.................................        0.60%(a)         --             --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life Plus.      0.60%(l)(o)        --             --       0.60%

Incentive Life '02............................................     varies (b)(g)       --             --       0.80%

Incentive Life '06............................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02...............................      0.90%(b)(m)        --             --       0.90%

Paramount Life................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series...........................      0.60%(b)(l)        --             --       0.60%

Incentive Life COLI...........................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04.......................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999..............................        0.60%(a)         --             --       0.60%

Survivorship 2000.............................................        0.90%(a)         --             --       0.90%

IL Legacy.....................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II..................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Legacy III.................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector..................................................        0.80%(a)         --             --       0.80%

SP-Flex.......................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer...................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II...................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy.........................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R).............................     0.35%(b)(k)(l)      --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments.
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)


   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and IncentiveLife Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums and
                                                                    upon exercise of a policy
                                                                    continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                     LOW - $8 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.00% Class B       $106.12           --                   --             --       (4.39)%
      Highest contract charge 0.90% Class B      $103.61           --                   --             --       (5.25)%
      All contract charges                            --           46              $ 4,686           0.87%         --
2014  Lowest contract charge 0.00% Class B       $110.99           --                   --             --        2.31%
      Highest contract charge 0.90% Class B      $109.35           --                   --             --        1.39%
      All contract charges                            --           31              $ 3,443           1.94%         --
2013  Lowest contract charge 0.00% Class B(b)    $108.48           --                   --             --        7.05%
      Highest contract charge 0.90% Class B(b)   $107.85           --                   --             --        6.44%
      All contract charges                            --           10              $ 1,140           2.57%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.00% Class B       $131.08           --                   --             --       (3.96)%
      Highest contract charge 0.90% Class B      $124.51           --                   --             --       (4.82)%
      All contract charges                            --          136              $17,513           0.84%         --
2014  Lowest contract charge 0.00% Class B       $136.49           --                   --             --        2.39%
      Highest contract charge 0.90% Class B      $130.82           --                   --             --        1.47%
      All contract charges                            --          131              $17,621           1.53%         --
2013  Lowest contract charge 0.00% Class B       $133.30           --                   --             --       14.13%
      Highest contract charge 0.90% Class B      $128.92           --                   --             --       13.10%
      All contract charges                            --          112              $14,861           1.46%         --
2012  Lowest contract charge 0.00% Class B       $116.80           --                   --             --       11.98%
      Highest contract charge 0.90% Class B      $113.99           --                   --             --       10.97%
      All contract charges                            --           94              $10,924           1.87%         --
2011  Lowest contract charge 0.00% Class B       $104.30           --                   --             --       (3.49)%
      Highest contract charge 0.90% Class B      $102.72           --                   --             --       (4.36)%
      All contract charges                            --           54              $ 5,611           2.12%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015  Lowest contract charge 0.00% Class B       $103.48           --                   --             --       (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --                   --             --       (4.60)%
      All contract charges                            --          134              $ 5,897           1.31%         --
2014  Lowest contract charge 0.00% Class B       $107.48           --                   --             --        2.42%
      Highest contract charge 0.90% Class B      $105.90           --                   --             --        1.50%
      All contract charges                            --           28              $ 2,538           2.43%         --
2013  Lowest contract charge 0.00% Class B(b)    $104.94           --                   --             --        4.19%
      Highest contract charge 0.90% Class B(b)   $104.33           --                   --             --        3.62%
      All contract charges                            --            9              $   925           2.85%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015  Lowest contract charge 0.00% Class II      $182.78           --                   --             --       (1.58)%
      Highest contract charge 0.90% Class II     $173.61           --                   --             --       (2.47)%
      All contract charges                            --          269              $33,842           1.51%         --
2014  Lowest contract charge 0.00% Class II      $185.71           --                   --             --       16.24%
      Highest contract charge 0.90% Class II     $178.00           --                   --             --       15.19%
      All contract charges                            --          222              $30,533           1.04%         --
2013  Lowest contract charge 0.00% Class II      $159.77           --                   --             --       29.89%
      Highest contract charge 0.90% Class II     $154.53           --                   --             --       28.73%
      All contract charges                            --          163              $22,584           1.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
AMERICAN CENTURY VP MID CAP VALUE FUND (CONTINUED)
2012     Lowest contract charge 0.00% Class II        $123.00           --                   --             --       16.24%
         Highest contract charge 0.90% Class II       $120.04           --                   --             --       15.18%
         All contract charges                              --          119              $13,517           1.79%         --
2011     Lowest contract charge 0.00% Class II        $105.82           --                   --             --       (0.84)%
         Highest contract charge 0.90% Class II       $104.22           --                   --             --       (1.73)%
         All contract charges                              --          150              $15,606           1.26%         --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
2015     Lowest contract charge 0.00% Class 4         $114.69           --                   --             --       (0.02)%
         Highest contract charge 0.90% Class 4        $111.98           --                   --             --       (0.92)%
         All contract charges                              --           43              $ 3,590           0.00%         --
2014     Lowest contract charge 0.00% Class 4         $114.71           --                   --             --        1.88%
         Highest contract charge 0.90% Class 4        $113.02           --                   --             --        0.96%
         All contract charges                              --           25              $ 1,829           0.08%         --
2013     Lowest contract charge 0.00% Class 4(b)      $112.59           --                   --             --       10.13%
         Highest contract charge 0.90% Class 4(b)     $111.94           --                   --             --        9.53%
         All contract charges                              --            8              $   869           0.17%         --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2015     Lowest contract charge 0.00% Class 4         $ 94.90           --                   --             --       (3.38)%
         Highest contract charge 0.90% Class 4        $ 92.66           --                   --             --       (4.24)%
         All contract charges                              --          139              $ 6,032           0.57%         --
2014     Lowest contract charge 0.00% Class 4         $ 98.22           --                   --             --       (8.13)%
         Highest contract charge 0.90% Class 4        $ 96.76           --                   --             --       (8.97)%
         All contract charges                              --           88              $ 3,904           1.51%         --
2013     Lowest contract charge 0.00% Class 4(b)      $106.91           --                   --             --        5.36%
         Highest contract charge 0.90% Class 4(b)     $106.29           --                   --             --        4.78%
         All contract charges                              --           16              $   938           3.40%         --
AXA 400 MANAGED VOLATILITY
2015     Lowest contract charge 0.00% Class B         $158.65           --                   --             --       (3.11)%
         Highest contract charge 0.90% Class B        $150.69           --                   --             --       (3.98)%
         All contract charges                              --           20              $ 3,160           0.54%         --
2014     Lowest contract charge 0.00% Class B         $163.75           --                   --             --        8.80%
         Highest contract charge 0.90% Class B        $156.94           --                   --             --        7.82%
         All contract charges                              --           19              $ 3,065           0.39%         --
2013     Lowest contract charge 0.00% Class B         $150.51           --                   --             --       31.69%
         Highest contract charge 0.90% Class B        $145.56           --                   --             --       30.49%
         All contract charges                              --           20              $ 2,992           0.17%         --
2012     Lowest contract charge 0.00% Class B         $114.29           --                   --             --       16.46%
         Highest contract charge 0.90% Class B        $111.55           --                   --             --       15.42%
         All contract charges                              --           16              $ 1,749           0.14%         --
2011     Lowest contract charge 0.00% Class B         $ 98.14           --                   --             --       (8.22)%
         Highest contract charge 0.90% Class B        $ 96.65           --                   --             --       (9.04)%
         All contract charges                              --           25              $ 2,417           0.05%         --
AXA 500 MANAGED VOLATILITY
2015     Lowest contract charge 0.00% Class B         $170.05           --                   --             --        0.37%
         Highest contract charge 0.90% Class B        $161.52           --                   --             --       (0.54)%
         All contract charges                              --           34              $ 5,680           0.91%         --
2014     Lowest contract charge 0.00% Class B         $169.43           --                   --             --       12.59%
         Highest contract charge 0.90% Class B        $162.40           --                   --             --       11.58%
         All contract charges                              --           33              $ 5,576           0.80%         --
2013     Lowest contract charge 0.00% Class B         $150.49           --                   --             --       30.93%
         Highest contract charge 0.90% Class B        $145.55           --                   --             --       29.76%
         All contract charges                              --           19              $ 2,783           0.47%         --
2012     Lowest contract charge 0.00% Class B         $114.94           --                   --             --       14.83%
         Highest contract charge 0.90% Class B        $112.17           --                   --             --       13.79%
         All contract charges                              --           16              $ 1,833           0.66%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $100.10           --                   --             --        (3.75)%
      Highest contract charge 0.90% Class B   $ 98.58           --                   --             --        (4.62)%
      All contract charges                         --           12              $ 1,249           0.57%
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $148.16           --                   --             --        (5.10)%
      Highest contract charge 0.90% Class B   $140.73           --                   --             --        (5.95)%
      All contract charges                         --           15              $ 2,284           0.39%          --
2014  Lowest contract charge 0.00% Class B    $156.13           --                   --             --         4.06%
      Highest contract charge 0.90% Class B   $149.64           --                   --             --         3.11%
      All contract charges                         --           17              $ 2,546           0.16%          --
2013  Lowest contract charge 0.00% Class B    $150.04           --                   --             --        37.39%
      Highest contract charge 0.90% Class B   $145.12           --                   --             --        36.16%
      All contract charges                         --           14              $ 2,132           0.12%          --
2012  Lowest contract charge 0.00% Class B    $109.21           --                   --             --        15.44%
      Highest contract charge 0.90% Class B   $106.58           --                   --             --        14.41%
      All contract charges                         --           12              $ 1,303           0.33%          --
2011  Lowest contract charge 0.00% Class B    $ 94.60           --                   --             --       (10.55)%
      Highest contract charge 0.90% Class B   $ 93.16           --                   --             --       (11.36)%
      All contract charges                         --           10              $   904           0.47%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $203.22           --                   --             --        (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --                   --             --        (2.64)%
      All contract charges                         --          344              $57,423           0.95%          --
2014  Lowest contract charge 0.00% Class A    $206.85           --                   --             --         4.72%
      Highest contract charge 0.90% Class A   $186.85           --                   --             --         3.78%
      All contract charges                         --          344              $63,147           1.55%          --
2013  Lowest contract charge 0.00% Class A    $197.53           --                   --             --        26.44%
      Highest contract charge 0.90% Class A   $180.05           --                   --             --        25.30%
      All contract charges                         --          356              $64,839           2.51%          --
2012  Lowest contract charge 0.00% Class A    $156.23           --                   --             --        14.17%
      Highest contract charge 0.90% Class A   $143.70           --                   --             --        13.15%
      All contract charges                         --          405              $58,114           0.84%          --
2011  Lowest contract charge 0.00% Class A    $136.84           --                   --             --        (7.27)%
      Highest contract charge 0.90% Class A   $127.00           --                   --             --        (8.11)%
      All contract charges                         --          464              $59,678           1.38%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $199.09           --                   --             --        (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --                   --             --        (2.34)%
      All contract charges                         --          392              $77,349           0.95%          --
2014  Lowest contract charge 0.00% Class B    $202.64           --                   --             --         4.72%
      Highest contract charge 0.60% Class B   $189.38           --                   --             --         4.09%
      All contract charges                         --          396              $79,584           1.55%          --
2013  Lowest contract charge 0.00% Class B    $193.51           --                   --             --        26.43%
      Highest contract charge 0.60% Class B   $181.94           --                   --             --        25.68%
      All contract charges                         --          413              $79,125           2.51%          --
2012  Lowest contract charge 0.00% Class B    $153.06           --                   --             --        14.17%
      Highest contract charge 0.60% Class B   $144.77           --                   --             --        13.48%
      All contract charges                         --          413              $62,581           0.84%          --
2011  Lowest contract charge 0.00% Class B    $134.06           --                   --             --        (7.50)%
      Highest contract charge 0.60% Class B   $127.57           --                   --             --        (8.05)%
      All contract charges                         --          414              $54,953           1.38%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.00% Class B    $139.85           --                   --             --        (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --                   --             --        (0.64)%
      All contract charges                         --          173              $24,207           1.09%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $140.75           --                   --             --        4.40%
      Highest contract charge 0.00% Class B   $140.75           --                   --             --        4.40%
      All contract charges                         --          141              $19,802           1.21%         --
2013  Lowest contract charge 0.00% Class B    $134.82           --                   --             --       13.66%
      Highest contract charge 0.00% Class B   $134.82           --                   --             --       13.66%
      All contract charges                         --          119              $16,003           2.27%         --
2012  Lowest contract charge 0.00% Class B    $118.62           --                   --             --        8.54%
      Highest contract charge 0.00% Class B   $118.62           --                   --             --        8.54%
      All contract charges                         --           77              $ 9,132           0.93%         --
2011  Lowest contract charge 0.00% Class B    $109.29           --                   --             --       (2.39)%
      Highest contract charge 0.00% Class B   $109.29           --                   --             --       (2.39)%
      All contract charges                         --           44              $ 4,805           1.59%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $152.61           --                   --             --       (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --                   --             --       (1.14)%
      All contract charges                         --          284              $24,201           0.79%         --
2014  Lowest contract charge 0.00% Class A    $152.98           --                   --             --        2.62%
      Highest contract charge 0.90% Class A   $138.19           --                   --             --        1.69%
      All contract charges                         --          288              $25,804           0.83%         --
2013  Lowest contract charge 0.00% Class A    $149.08           --                   --             --        4.33%
      Highest contract charge 0.90% Class A   $135.89           --                   --             --        3.39%
      All contract charges                         --          299              $27,385           0.93%         --
2012  Lowest contract charge 0.00% Class A    $142.89           --                   --             --        4.58%
      Highest contract charge 0.90% Class A   $131.43           --                   --             --        3.64%
      All contract charges                         --          284              $28,647           0.83%         --
2011  Lowest contract charge 0.00% Class A    $136.63           --                   --             --        2.15%
      Highest contract charge 0.90% Class A   $126.81           --                   --             --        1.24%
      All contract charges                         --          252              $29,188           2.05%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $149.50           --                   --             --       (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --                   --             --       (0.84)%
      All contract charges                         --           61              $ 8,855           0.79%         --
2014  Lowest contract charge 0.00% Class B    $149.86           --                   --             --        2.62%
      Highest contract charge 0.60% Class B   $140.05           --                   --             --        2.00%
      All contract charges                         --           71              $10,374           0.83%         --
2013  Lowest contract charge 0.00% Class B    $146.04           --                   --             --        4.34%
      Highest contract charge 0.60% Class B   $137.31           --                   --             --        3.72%
      All contract charges                         --           71              $10,126           0.93%         --
2012  Lowest contract charge 0.00% Class B    $139.97           --                   --             --        4.58%
      Highest contract charge 0.60% Class B   $132.39           --                   --             --        3.95%
      All contract charges                         --           76              $10,376           0.83%         --
2011  Lowest contract charge 0.00% Class B    $133.84           --                   --             --        1.90%
      Highest contract charge 0.60% Class B   $127.36           --                   --             --        1.29%
      All contract charges                         --           72              $ 9,457           2.05%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $133.74           --                   --             --       (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --                   --             --       (0.46)%
      All contract charges                         --           41              $ 5,539           0.95%         --
2014  Lowest contract charge 0.00% Class B    $134.36           --                   --             --        3.82%
      Highest contract charge 0.00% Class B   $134.36           --                   --             --        3.82%
      All contract charges                         --           40              $ 5,395           1.11%         --
2013  Lowest contract charge 0.00% Class B    $129.42           --                   --             --       10.51%
      Highest contract charge 0.00% Class B   $129.42           --                   --             --       10.51%
      All contract charges                         --           32              $ 4,200           1.75%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $117.11           --                   --             --        7.20%
      Highest contract charge 0.00% Class B   $117.11           --                   --             --        7.20%
      All contract charges                         --           28              $ 3,305           1.28%         --
2011  Lowest contract charge 0.00% Class B    $109.24           --                   --             --       (1.39)%
      Highest contract charge 0.00% Class B   $109.24           --                   --             --       (1.39)%
      All contract charges                         --           10              $ 1,114           1.49%         --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.00% Class B    $121.68           --                   --             --       (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --                   --             --       (0.17)%
      All contract charges                         --           20              $ 2,427           0.94%         --
2014  Lowest contract charge 0.00% Class B    $121.89           --                   --             --        2.61%
      Highest contract charge 0.00% Class B   $121.89           --                   --             --        2.61%
      All contract charges                         --           16              $ 1,930           0.86%         --
2013  Lowest contract charge 0.00% Class B    $118.79           --                   --             --        4.38%
      Highest contract charge 0.00% Class B   $118.79           --                   --             --        4.38%
      All contract charges                         --           13              $ 1,509           1.16%         --
2012  Lowest contract charge 0.00% Class B    $113.81           --                   --             --        4.48%
      Highest contract charge 0.00% Class B   $113.81           --                   --             --        4.48%
      All contract charges                         --           10              $ 1,129           1.11%         --
2011  Lowest contract charge 0.00% Class B    $108.93           --                   --             --        0.72%
      Highest contract charge 0.00% Class B   $108.93           --                   --             --        0.72%
      All contract charges                         --            8              $   870           1.35%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class A    $164.89           --                   --             --       (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --                   --             --       (1.55)%
      All contract charges                         --          164              $17,659           0.82%         --
2014  Lowest contract charge 0.00% Class A    $165.98           --                   --             --        3.16%
      Highest contract charge 0.90% Class A   $149.93           --                   --             --        2.23%
      All contract charges                         --          179              $19,858           0.99%         --
2013  Lowest contract charge 0.00% Class A    $160.89           --                   --             --       10.24%
      Highest contract charge 0.90% Class A   $146.66           --                   --             --        9.25%
      All contract charges                         --          159              $20,835           1.36%         --
2012  Lowest contract charge 0.00% Class A    $145.95           --                   --             --        7.37%
      Highest contract charge 0.90% Class A   $134.24           --                   --             --        6.40%
      All contract charges                         --          164              $20,312           0.81%         --
2011  Lowest contract charge 0.00% Class A    $135.93           --                   --             --       (0.46)%
      Highest contract charge 0.90% Class A   $126.16           --                   --             --       (1.35)%
      All contract charges                         --          174              $20,541           1.64%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class B    $161.54           --                   --             --       (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --                   --             --       (1.24)%
      All contract charges                         --           90              $14,346           0.82%         --
2014  Lowest contract charge 0.00% Class B    $162.60           --                   --             --        3.16%
      Highest contract charge 0.60% Class B   $151.95           --                   --             --        2.54%
      All contract charges                         --           94              $15,106           0.99%         --
2013  Lowest contract charge 0.00% Class B    $157.62           --                   --             --       10.24%
      Highest contract charge 0.60% Class B   $148.19           --                   --             --        9.58%
      All contract charges                         --           95              $14,739           1.36%         --
2012  Lowest contract charge 0.00% Class B    $142.98           --                   --             --        7.37%
      Highest contract charge 0.60% Class B   $135.24           --                   --             --        6.73%
      All contract charges                         --          100              $13,996           0.81%         --
2011  Lowest contract charge 0.00% Class B    $133.16           --                   --             --       (0.71)%
      Highest contract charge 0.60% Class B   $126.71           --                   --             --       (1.31)%
      All contract charges                         --          101              $13,152           1.64%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class A    $499.04           --                   --             --        (1.73)%
      Highest contract charge 0.00% Class A   $499.04           --                   --             --        (1.73)%
      All contract charges                         --           74             $ 28,446           0.88%          --
2014  Lowest contract charge 0.00% Class A    $507.81           --                   --             --         1.69%
      Highest contract charge 0.00% Class A   $507.81           --                   --             --         1.69%
      All contract charges                         --          106             $ 31,716           0.95%          --
2013  Lowest contract charge 0.00% Class A    $499.38           --                   --             --        20.36%
      Highest contract charge 0.00% Class A   $499.38           --                   --             --        20.36%
      All contract charges                         --          133             $ 34,325           0.82%          --
2012  Lowest contract charge 0.00% Class A    $414.92           --                   --             --        16.98%
      Highest contract charge 0.00% Class A   $414.92           --                   --             --        16.98%
      All contract charges                         --          103             $ 30,208           1.35%          --
2011  Lowest contract charge 0.00% Class A    $354.68           --                   --             --       (12.06)%
      Highest contract charge 0.00% Class A   $354.68           --                   --             --       (12.06)%
      All contract charges                         --          111             $ 31,042           1.72%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $267.56           --                   --             --        (1.73)%
      Highest contract charge 0.90% Class B   $226.63           --                   --             --        (2.61)%
      All contract charges                         --          441             $110,066           0.88%          --
2014  Lowest contract charge 0.00% Class B    $272.26           --                   --             --         1.68%
      Highest contract charge 0.90% Class B   $232.70           --                   --             --         0.77%
      All contract charges                         --          478             $121,576           0.95%          --
2013  Lowest contract charge 0.00% Class B    $267.75           --                   --             --        20.36%
      Highest contract charge 0.90% Class B   $230.92           --                   --             --        19.28%
      All contract charges                         --          523             $131,082           0.82%          --
2012  Lowest contract charge 0.00% Class B    $222.46           --                   --             --        16.99%
      Highest contract charge 0.90% Class B   $193.60           --                   --             --        15.93%
      All contract charges                         --          586             $122,383           1.35%          --
2011  Lowest contract charge 0.00% Class B    $190.16           --                   --             --       (12.32)%
      Highest contract charge 0.90% Class B   $167.00           --                   --             --       (13.10)%
      All contract charges                         --          746             $134,145           1.72%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $152.84           --                   --             --        (0.98)%
      Highest contract charge 0.00% Class B   $152.84           --                   --             --        (0.98)%
      All contract charges                         --          279             $ 42,615           1.25%          --
2014  Lowest contract charge 0.00% Class B    $154.35           --                   --             --         5.62%
      Highest contract charge 0.00% Class B   $154.35           --                   --             --         5.62%
      All contract charges                         --          223             $ 34,422           1.64%          --
2013  Lowest contract charge 0.00% Class B    $146.14           --                   --             --        20.20%
      Highest contract charge 0.00% Class B   $146.14           --                   --             --        20.20%
      All contract charges                         --          157             $ 22,986           2.98%          --
2012  Lowest contract charge 0.00% Class B    $121.58           --                   --             --        11.21%
      Highest contract charge 0.00% Class B   $121.58           --                   --             --        11.21%
      All contract charges                         --          107             $ 12,965           0.91%          --
2011  Lowest contract charge 0.00% Class B    $109.32           --                   --             --        (4.41)%
      Highest contract charge 0.00% Class B   $109.32           --                   --             --        (4.41)%
      All contract charges                         --           68             $  7,470           1.62%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)
2015  Lowest contract charge 0.00% Class A    $219.85           --                   --             --        (4.35)%
      Highest contract charge 0.60% Class A   $158.89           --                   --             --        (4.92)%
      All contract charges                         --           66             $ 14,331           0.06%          --
2014  Lowest contract charge 0.00% Class A    $229.84           --                   --             --        (6.24)%
      Highest contract charge 0.60% Class A   $167.11           --                   --             --        (6.80)%
      All contract charges                         --           71             $ 16,150           1.75%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------
                                                                     UNITS OUTSTANDING    ACCUMULATION      INVESTMENT
                                                          UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO*
                                                          ---------- ----------------- ------------------- -------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C) (CONTINUED)
2013         Lowest contract charge 0.00% Class A          $245.13           --                   --             --
             Highest contract charge 0.60% Class A         $179.31           --                   --             --
             All contract charges                               --           26              $ 6,022           0.84%
2012         Lowest contract charge 0.00% Class A          $208.61           --                   --             --
             Highest contract charge 0.60% Class A         $153.52           --                   --             --
             All contract charges                               --           29              $ 6,031           1.49%
2011         Lowest contract charge 0.00% Class A          $179.36           --                   --             --
             Highest contract charge 0.60% Class A         $132.79           --                   --             --
             All contract charges                               --           30              $ 5,139           2.81%
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)
2015         Lowest contract charge 0.00% Class B          $142.49           --                   --             --
             Highest contract charge 0.90% Class B         $122.52           --                   --             --
             All contract charges                               --          345              $46,054           0.06%
2014         Lowest contract charge 0.00% Class B          $148.95           --                   --             --
             Highest contract charge 0.90% Class B         $129.25           --                   --             --
             All contract charges                               --          381              $53,327           1.75%
2013         Lowest contract charge 0.00% Class B          $158.86           --                   --             --
             Highest contract charge 0.90% Class B         $139.10           --                   --             --
             All contract charges                               --          169              $25,657           0.84%
2012         Lowest contract charge 0.00% Class B          $135.18           --                   --             --
             Highest contract charge 0.90% Class B         $119.44           --                   --             --
             All contract charges                               --          186              $23,955           1.49%
2011         Lowest contract charge 0.00% Class B          $116.22           --                   --             --
             Highest contract charge 0.90% Class B         $103.62           --                   --             --
             All contract charges                               --          196              $21,687           2.81%
AXA INTERNATIONAL MANAGED VOLATILITY
2015         Lowest contract charge 0.00% Class B          $113.69           --                   --             --
             Highest contract charge 0.90% Class B         $107.98           --                   --             --
             All contract charges                               --           17              $ 1,908           0.04%
2014         Lowest contract charge 0.00% Class B          $116.49           --                   --             --
             Highest contract charge 0.90% Class B         $111.65           --                   --             --
             All contract charges                               --           15              $ 1,627           0.79%
2013         Lowest contract charge 0.00% Class B          $124.51           --                   --             --
             Highest contract charge 0.90% Class B         $120.42           --                   --             --
             All contract charges                               --           13              $ 1,617           0.00%
2012         Lowest contract charge 0.00% Class B          $102.81           --                   --             --
             Highest contract charge 0.90% Class B         $100.34           --                   --             --
             All contract charges                               --           17              $ 1,836           0.64%
2011         Lowest contract charge 0.00% Class B          $ 88.18           --                   --             --
             Highest contract charge 0.90% Class B         $ 86.84           --                   --             --
             All contract charges                               --           17              $ 1,507           2.58%
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015         Lowest contract charge 0.00% Class A          $215.01           --                   --             --
             Highest contract charge 0.60% Class A         $153.56           --                   --             --
             All contract charges                               --          105              $16,190           0.10%
2014         Lowest contract charge 0.00% Class A          $222.03           --                   --             --
             Highest contract charge 0.60% Class A         $159.53           --                   --             --
             All contract charges                               --          108              $17,611           1.58%
2013         Lowest contract charge 0.00% Class A          $239.20           --                   --             --
             Highest contract charge 0.60% Class A         $172.91           --                   --             --
             All contract charges                               --          115              $20,425           1.14%
2012         Lowest contract charge 0.00% Class A          $200.47           --                   --             --
             Highest contract charge 0.60% Class A         $145.78           --                   --             --
             All contract charges                               --          118              $18,610           1.80%

                                             --------
                                              TOTAL
                                             RETURN**
                                             --------

Lowest contract charge 0.00% Class A           17.51%
Highest contract charge 0.60% Class A          16.80%
All contract charges                              --
Lowest contract charge 0.00% Class A           16.31%
Highest contract charge 0.60% Class A          15.61%
All contract charges                              --
Lowest contract charge 0.00% Class A          (16.72)%
Highest contract charge 0.60% Class A         (17.22)%
All contract charges                              --

Lowest contract charge 0.00% Class B           (4.34)%
Highest contract charge 0.90% Class B          (5.21)%
All contract charges                              --
Lowest contract charge 0.00% Class B           (6.24)%
Highest contract charge 0.90% Class B          (7.08)%
All contract charges                              --
Lowest contract charge 0.00% Class B           17.52%
Highest contract charge 0.90% Class B          16.46%
All contract charges                              --
Lowest contract charge 0.00% Class B           16.31%
Highest contract charge 0.90% Class B          15.27%
All contract charges                              --
Lowest contract charge 0.00% Class B          (16.93)%
Highest contract charge 0.90% Class B         (17.68)%
All contract charges                              --

Lowest contract charge 0.00% Class B           (2.40)%
Highest contract charge 0.90% Class B          (3.29)%
All contract charges                              --
Lowest contract charge 0.00% Class B           (6.44)%
Highest contract charge 0.90% Class B          (7.28)%
All contract charges                              --
Lowest contract charge 0.00% Class B           21.11%
Highest contract charge 0.90% Class B          20.01%
All contract charges                              --
Lowest contract charge 0.00% Class B           16.59%
Highest contract charge 0.90% Class B          15.55%
All contract charges                              --
Lowest contract charge 0.00% Class B          (16.05)%
Highest contract charge 0.90% Class B         (16.80)%
All contract charges                              --

Lowest contract charge 0.00% Class A           (3.16)%
Highest contract charge 0.60% Class A          (3.74)%
All contract charges                              --
Lowest contract charge 0.00% Class A           (7.18)%
Highest contract charge 0.60% Class A          (7.74)%
All contract charges                              --
Lowest contract charge 0.00% Class A           19.32%
Highest contract charge 0.60% Class A          18.61%
All contract charges                              --
Lowest contract charge 0.00% Class A           17.47%
Highest contract charge 0.60% Class A          16.76%
All contract charges                              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $170.66           --                   --             --       (15.92)%
      Highest contract charge 0.60% Class A   $124.85           --                   --             --       (16.43)%
      All contract charges                         --          116              $17,306           1.92%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $157.18           --                   --             --        (3.16)%
      Highest contract charge 0.90% Class B   $148.78           --                   --             --        (4.04)%
      All contract charges                         --          399              $62,376           0.10%          --
2014  Lowest contract charge 0.00% Class B    $162.31           --                   --             --        (7.18)%
      Highest contract charge 0.90% Class B   $155.04           --                   --             --        (8.01)%
      All contract charges                         --          428              $69,318           1.58%          --
2013  Lowest contract charge 0.00% Class B    $174.86           --                   --             --        19.33%
      Highest contract charge 0.90% Class B   $168.54           --                   --             --        18.26%
      All contract charges                         --          455              $79,896           1.14%          --
2012  Lowest contract charge 0.00% Class B    $146.54           --                   --             --        17.47%
      Highest contract charge 0.90% Class B   $142.52           --                   --             --        16.41%
      All contract charges                         --          488              $72,013           1.80%          --
2011  Lowest contract charge 0.00% Class B    $124.75           --                   --             --       (16.16)%
      Highest contract charge 0.90% Class B   $122.43           --                   --             --       (16.92)%
      All contract charges                         --          591              $74,631           1.92%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(F)
2015  Lowest contract charge 0.00% Class A    $265.83           --                   --             --         0.37%
      Highest contract charge 0.60% Class A   $186.41           --                   --             --        (0.23)%
      All contract charges                         --           19              $ 4,306           0.91%          --
2014  Lowest contract charge 0.00% Class A    $264.85           --                   --             --        11.62%
      Highest contract charge 0.60% Class A   $186.84           --                   --             --        10.95%
      All contract charges                         --           22              $ 5,334           1.12%          --
2013  Lowest contract charge 0.00% Class A    $237.27           --                   --             --        31.55%
      Highest contract charge 0.60% Class A   $168.40           --                   --             --        30.76%
      All contract charges                         --            6              $ 1,158           0.55%          --
2012  Lowest contract charge 0.00% Class A    $180.37           --                   --             --        14.99%
      Highest contract charge 0.60% Class A   $128.79           --                   --             --        14.30%
      All contract charges                         --            6              $   878           1.38%          --
2011  Lowest contract charge 0.00% Class A    $156.86           --                   --             --        (3.98)%
      Highest contract charge 0.60% Class A   $112.68           --                   --             --        (4.56)%
      All contract charges                         --            5              $   765           1.13%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(F)
2015  Lowest contract charge 0.00% Class B    $171.18           --                   --             --         0.38%
      Highest contract charge 0.90% Class B   $147.35           --                   --             --        (0.53)%
      All contract charges                         --          133              $21,865           0.91%          --
2014  Lowest contract charge 0.00% Class B    $170.54           --                   --             --        11.62%
      Highest contract charge 0.90% Class B   $148.14           --                   --             --        10.62%
      All contract charges                         --          143              $23,572           1.12%          --
2013  Lowest contract charge 0.00% Class B    $152.79           --                   --             --        31.56%
      Highest contract charge 0.90% Class B   $133.92           --                   --             --        30.37%
      All contract charges                         --          112              $16,518           0.55%          --
2012  Lowest contract charge 0.00% Class B    $116.14           --                   --             --        14.99%
      Highest contract charge 0.90% Class B   $102.72           --                   --             --        13.94%
      All contract charges                         --           93              $10,373           1.38%          --
2011  Lowest contract charge 0.00% Class B    $101.00           --                   --             --        (4.24)%
      Highest contract charge 0.90% Class B   $ 90.15           --                   --             --        (5.10)%
      All contract charges                         --           69              $ 6,588           1.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.00% Class A    $340.73            --                  --             --        4.04%
      Highest contract charge 0.60% Class A   $211.75            --                  --             --        3.41%
      All contract charges                         --           136            $ 41,909           0.28%         --
2014  Lowest contract charge 0.00% Class A    $327.51            --                  --             --       11.08%
      Highest contract charge 0.60% Class A   $204.77            --                  --             --       10.42%
      All contract charges                         --           149            $ 45,164           0.24%         --
2013  Lowest contract charge 0.00% Class A    $294.83            --                  --             --       35.39%
      Highest contract charge 0.60% Class A   $185.44            --                  --             --       34.57%
      All contract charges                         --            34            $  9,623           0.17%         --
2012  Lowest contract charge 0.00% Class A    $217.77            --                  --             --       13.74%
      Highest contract charge 0.60% Class A   $137.80            --                  --             --       13.06%
      All contract charges                         --            34            $  7,145           0.57%         --
2011  Lowest contract charge 0.00% Class A    $191.46            --                  --             --       (3.29)%
      Highest contract charge 0.60% Class A   $121.88            --                  --             --       (3.87)%
      All contract charges                         --            37            $  6,637           0.41%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.00% Class B    $325.20            --                  --             --        4.03%
      Highest contract charge 0.90% Class B   $274.69            --                  --             --        3.10%
      All contract charges                         --           695            $198,684           0.28%         --
2014  Lowest contract charge 0.00% Class B    $312.59            --                  --             --       11.09%
      Highest contract charge 0.90% Class B   $266.44            --                  --             --       10.09%
      All contract charges                         --           759            $209,579           0.24%         --
2013  Lowest contract charge 0.00% Class B    $281.39            --                  --             --       35.39%
      Highest contract charge 0.90% Class B   $242.03            --                  --             --       34.18%
      All contract charges                         --           547            $136,867           0.17%         --
2012  Lowest contract charge 0.00% Class B    $207.84            --                  --             --       13.74%
      Highest contract charge 0.90% Class B   $180.38            --                  --             --       12.71%
      All contract charges                         --           604            $112,012           0.57%         --
2011  Lowest contract charge 0.00% Class B    $182.73            --                  --             --       (3.66)%
      Highest contract charge 0.90% Class B   $160.04            --                  --             --       (4.52)%
      All contract charges                         --           668            $108,960           0.41%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(D)
2015  Lowest contract charge 0.00% Class A    $243.12            --                  --             --       (4.02)%
      Highest contract charge 0.90% Class A   $182.83            --                  --             --       (4.88)%
      All contract charges                         --         1,280            $254,701           1.58%         --
2014  Lowest contract charge 0.00% Class A    $253.29            --                  --             --       12.23%
      Highest contract charge 0.90% Class A   $192.21            --                  --             --       11.22%
      All contract charges                         --         1,383            $288,312           1.39%         --
2013  Lowest contract charge 0.00% Class A    $225.69            --                  --             --       32.47%
      Highest contract charge 0.90% Class A   $172.82            --                  --             --       31.28%
      All contract charges                         --         1,413            $262,719           1.05%         --
2012  Lowest contract charge 0.00% Class A    $170.37            --                  --             --       15.86%
      Highest contract charge 0.90% Class A   $131.64            --                  --             --       14.81%
      All contract charges                         --         1,574            $221,696           1.56%         --
2011  Lowest contract charge 0.00% Class A    $147.05            --                  --             --       (4.80)%
      Highest contract charge 0.90% Class A   $114.66            --                  --             --       (5.65)%
      All contract charges                         --         1,780            $217,111           1.24%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY (D)
2015  Lowest contract charge 0.00% Class B    $181.24            --                  --             --       (4.01)%
      Highest contract charge 0.90% Class B   $180.46            --                  --             --       (4.88)%
      All contract charges                         --           653            $123,278           1.58%         --
2014  Lowest contract charge 0.00% Class B    $188.82            --                  --             --       12.23%
      Highest contract charge 0.90% Class B   $189.72            --                  --             --       11.22%
      All contract charges                         --           695            $137,376           1.39%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(D) (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $168.25            --                  --             --       32.48%
      Highest contract charge 0.90% Class B   $170.58            --                  --             --       31.28%
      All contract charges                         --           671            $119,182           1.05%         --
2012  Lowest contract charge 0.00% Class B    $127.00            --                  --             --       15.85%
      Highest contract charge 0.90% Class B   $129.94            --                  --             --       14.82%
      All contract charges                         --           732            $ 98,736           1.56%         --
2011  Lowest contract charge 0.00% Class B    $109.62            --                  --             --       (5.07)%
      Highest contract charge 0.90% Class B   $113.17            --                  --             --       (5.93)%
      All contract charges                         --           808            $ 94,538           1.24%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class A    $326.71            --                  --             --       (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --                  --             --       (4.41)%
      All contract charges                         --           668            $183,118           0.75%         --
2014  Lowest contract charge 0.00% Class A    $338.70            --                  --             --       10.87%
      Highest contract charge 0.90% Class A   $268.73            --                  --             --        9.87%
      All contract charges                         --           728            $208,857           0.58%         --
2013  Lowest contract charge 0.00% Class A    $305.49            --                  --             --       33.07%
      Highest contract charge 0.90% Class A   $244.58            --                  --             --       31.88%
      All contract charges                         --           795            $207,034           0.51%         --
2012  Lowest contract charge 0.00% Class A    $229.56            --                  --             --       18.63%
      Highest contract charge 0.90% Class A   $185.46            --                  --             --       17.56%
      All contract charges                         --           880            $174,284           1.20%         --
2011  Lowest contract charge 0.00% Class A    $193.51            --                  --             --       (9.10)%
      Highest contract charge 0.90% Class A   $157.76            --                  --             --       (9.92)%
      All contract charges                         --           991            $166,808           1.03%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $302.82            --                  --             --       (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --                  --             --       (3.54)%
      All contract charges                         --            39            $ 11,903           0.75%         --
2014  Lowest contract charge 0.00% Class B    $313.94            --                  --             --       10.87%
      Highest contract charge 0.00% Class B   $313.94            --                  --             --       10.87%
      All contract charges                         --            41            $ 12,879           0.58%         --
2013  Lowest contract charge 0.00% Class B    $283.15            --                  --             --       33.07%
      Highest contract charge 0.00% Class B   $283.15            --                  --             --       33.07%
      All contract charges                         --            44            $ 12,435           0.51%         --
2012  Lowest contract charge 0.00% Class B    $212.78            --                  --             --       18.63%
      Highest contract charge 0.00% Class B   $212.78            --                  --             --       18.63%
      All contract charges                         --            44            $  9,428           1.20%         --
2011  Lowest contract charge 0.00% Class B    $179.36            --                  --             --       (9.43)%
      Highest contract charge 0.00% Class B   $179.36            --                  --             --       (9.43)%
      All contract charges                         --            44            $  7,937           1.03%         --
AXA MODERATE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $353.24            --                  --             --       (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --                  --             --       (1.78)%
      All contract charges                         --         1,412            $757,108           0.81%         --
2014  Lowest contract charge 0.00% Class A    $356.38            --                  --             --        3.03%
      Highest contract charge 0.90% Class A   $315.41            --                  --             --        2.10%
      All contract charges                         --         1,531            $839,961           1.07%         --
2013  Lowest contract charge 0.00% Class A    $345.90            --                  --             --       13.11%
      Highest contract charge 0.90% Class A   $308.91            --                  --             --       12.09%
      All contract charges                         --         1,601            $898,254           1.57%         --
2012  Lowest contract charge 0.00% Class A    $305.80            --                  --             --        8.80%
      Highest contract charge 0.90% Class A   $275.58            --                  --             --        7.82%
      All contract charges                         --         1,765            $876,394           0.76%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $281.06            --                  --             --       (2.15)%
      Highest contract charge 0.90% Class A   $255.59            --                  --             --       (3.03)%
      All contract charges                         --         1,904            $904,360           1.67%         --
AXA MODERATE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $173.92            --                  --             --       (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --                  --             --       (1.48)%
      All contract charges                         --           890            $149,774           0.81%         --
2014  Lowest contract charge 0.00% Class B    $175.47            --                  --             --        3.03%
      Highest contract charge 0.60% Class B   $163.12            --                  --             --        2.41%
      All contract charges                         --           929            $157,713           1.07%         --
2013  Lowest contract charge 0.00% Class B    $170.31            --                  --             --       13.12%
      Highest contract charge 0.60% Class B   $159.28            --                  --             --       12.44%
      All contract charges                         --           942            $155,415           1.57%         --
2012  Lowest contract charge 0.00% Class B    $150.56            --                  --             --        8.80%
      Highest contract charge 0.60% Class B   $141.66            --                  --             --        8.15%
      All contract charges                         --         1,012            $147,964           0.76%         --
2011  Lowest contract charge 0.00% Class B    $138.38            --                  --             --       (2.40)%
      Highest contract charge 0.60% Class B   $130.99            --                  --             --       (2.98)%
      All contract charges                         --         1,046            $140,565           1.67%         --
AXA MODERATE GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $146.26            --                  --             --       (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --                  --             --       (0.79)%
      All contract charges                         --           565            $ 82,588           1.12%         --
2014  Lowest contract charge 0.00% Class B    $147.42            --                  --             --        5.01%
      Highest contract charge 0.00% Class B   $147.42            --                  --             --        5.01%
      All contract charges                         --           492            $ 72,534           1.31%         --
2013  Lowest contract charge 0.00% Class B    $140.39            --                  --             --       16.88%
      Highest contract charge 0.00% Class B   $140.39            --                  --             --       16.88%
      All contract charges                         --           385            $ 54,106           2.52%         --
2012  Lowest contract charge 0.00% Class B    $120.11            --                  --             --        9.84%
      Highest contract charge 0.00% Class B   $120.11            --                  --             --        9.84%
      All contract charges                         --           283            $ 34,045           0.85%         --
2011  Lowest contract charge 0.00% Class B    $109.35            --                  --             --       (3.33)%
      Highest contract charge 0.00% Class B   $109.35            --                  --             --       (3.33)%
      All contract charges                         --           183            $ 19,984           1.43%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class A    $193.73            --                  --             --       (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --                  --             --       (2.18)%
      All contract charges                         --         1,171            $181,984           0.89%         --
2014  Lowest contract charge 0.00% Class A    $196.26            --                  --             --        3.77%
      Highest contract charge 0.90% Class A   $177.28            --                  --             --        2.84%
      All contract charges                         --         1,235            $203,339           1.31%         --
2013  Lowest contract charge 0.00% Class A    $189.13            --                  --             --       19.79%
      Highest contract charge 0.90% Class A   $172.39            --                  --             --       18.71%
      All contract charges                         --         1,261            $212,695           2.15%         --
2012  Lowest contract charge 0.00% Class A    $157.89            --                  --             --       11.53%
      Highest contract charge 0.90% Class A   $145.22            --                  --             --       10.52%
      All contract charges                         --         1,354            $192,933           0.79%         --
2011  Lowest contract charge 0.00% Class A    $141.57            --                  --             --       (4.72)%
      Highest contract charge 0.90% Class A   $131.40            --                  --             --       (5.58)%
      All contract charges                         --         1,493            $196,420           1.54%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class B    $ 189.77           --                  --             --       (1.30)%
      Highest contract charge 0.60% Class B   $ 176.29           --                  --             --       (1.88)%
      All contract charges                          --        1,228            $230,412           0.89%         --
2014  Lowest contract charge 0.00% Class B    $ 192.26           --                  --             --        3.77%
      Highest contract charge 0.60% Class B   $ 179.67           --                  --             --        3.15%
      All contract charges                          --        1,245            $236,907           1.31%         --
2013  Lowest contract charge 0.00% Class B    $ 185.27           --                  --             --       19.79%
      Highest contract charge 0.60% Class B   $ 174.19           --                  --             --       19.07%
      All contract charges                          --        1,251            $229,433           2.15%         --
2012  Lowest contract charge 0.00% Class B    $ 154.67           --                  --             --       11.53%
      Highest contract charge 0.60% Class B   $ 146.29           --                  --             --       10.85%
      All contract charges                          --        1,212            $185,279           0.79%         --
2011  Lowest contract charge 0.00% Class B    $ 138.68           --                  --             --       (4.96)%
      Highest contract charge 0.60% Class B   $ 131.97           --                  --             --       (5.53)%
      All contract charges                          --        1,246            $170,658           1.54%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $ 400.02           --                  --             --       (2.91)%
      Highest contract charge 0.90% Class A   $ 337.88           --                  --             --       (3.78)%
      All contract charges                          --          399            $126,365           0.05%         --
2014  Lowest contract charge 0.00% Class A    $ 412.00           --                  --             --        3.57%
      Highest contract charge 0.90% Class A   $ 351.16           --                  --             --        2.64%
      All contract charges                          --          422            $144,210           0.06%         --
2013  Lowest contract charge 0.00% Class A    $ 397.78           --                  --             --       38.17%
      Highest contract charge 0.90% Class A   $ 342.12           --                  --             --       36.92%
      All contract charges                          --          438            $148,878           0.05%         --
2012  Lowest contract charge 0.00% Class A    $ 287.89           --                  --             --       15.59%
      Highest contract charge 0.90% Class A   $ 249.86           --                  --             --       14.55%
      All contract charges                          --          481            $123,156           0.21%         --
2011  Lowest contract charge 0.00% Class A    $ 249.07           --                  --             --       (0.40)%
      Highest contract charge 0.90% Class A   $ 218.13           --                  --             --       (1.29)%
      All contract charges                          --          584            $134,094             --          --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $ 328.35           --                  --             --       (2.91)%
      Highest contract charge 0.60% Class B   $ 264.94           --                  --             --       (3.49)%
      All contract charges                          --          221            $ 60,376           0.05%         --
2014  Lowest contract charge 0.00% Class B    $ 338.19           --                  --             --        3.57%
      Highest contract charge 0.60% Class B   $ 274.53           --                  --             --        2.96%
      All contract charges                          --          236            $ 66,544           0.06%         --
2013  Lowest contract charge 0.00% Class B    $ 326.52           --                  --             --       38.17%
      Highest contract charge 0.60% Class B   $ 266.65           --                  --             --       37.35%
      All contract charges                          --          249            $ 67,968           0.05%         --
2012  Lowest contract charge 0.00% Class B    $ 236.31           --                  --             --       15.59%
      Highest contract charge 0.60% Class B   $ 194.14           --                  --             --       14.89%
      All contract charges                          --          270            $ 53,496           0.21%         --
2011  Lowest contract charge 0.00% Class B    $ 204.44           --                  --             --       (0.65)%
      Highest contract charge 0.60% Class B   $ 168.98           --                  --             --       (1.24)%
      All contract charges                          --          294            $ 50,570             --          --
AXA/LOOMIS SAYLES GROWTH
2015  Lowest contract charge 0.00% Class A    $ 197.33           --                  --             --       11.53%
      Highest contract charge 0.90% Class A   $ 182.41           --                  --             --       10.52%
      All contract charges                          --           56            $  9,495           0.12%         --
2014  Lowest contract charge 0.00% Class A    $ 176.93           --                  --             --        7.81%
      Highest contract charge 0.90% Class A   $ 165.04           --                  --             --        6.85%
      All contract charges                          --           56            $  8,450           0.11%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                          UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------------- ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Class A      $164.11           --                   --             --       27.25%
      Highest contract charge 0.90% Class A     $154.46           --                   --             --       26.10%
      All contract charges                           --           73              $ 9,595           0.72%         --
2012  Lowest contract charge 0.00% Class A      $128.97           --                   --             --       12.59%
      Highest contract charge 0.90% Class A     $122.49           --                   --             --       11.57%
      All contract charges                           --          125              $13,964           0.85%         --
2011  Lowest contract charge 0.00% Class A      $114.55           --                   --             --        3.13%
      Highest contract charge 0.90% Class A     $109.79           --                   --             --        2.21%
      All contract charges                           --          141              $14,577           0.64%         --
AXA/LOOMIS SAYLES GROWTH
2015  Lowest contract charge 0.00% Class B      $240.98           --                   --             --       11.52%
      Highest contract charge 0.60% Class B     $185.13           --                   --             --       10.86%
      All contract charges                           --           71              $15,923           0.12%         --
2014  Lowest contract charge 0.00% Class B      $216.08           --                   --             --        7.82%
      Highest contract charge 0.60% Class B     $167.00           --                   --             --        7.17%
      All contract charges                           --           76              $15,333           0.11%         --
2013  Lowest contract charge 0.00% Class B      $200.41           --                   --             --       27.27%
      Highest contract charge 0.60% Class B     $155.82           --                   --             --       26.51%
      All contract charges                           --           79              $14,763           0.72%         --
2012  Lowest contract charge 0.00% Class B      $157.47           --                   --             --       12.58%
      Highest contract charge 0.60% Class B     $123.17           --                   --             --       11.90%
      All contract charges                           --           78              $11,399           0.85%         --
2011  Lowest contract charge 0.00% Class B      $139.87           --                   --             --        2.88%
      Highest contract charge 0.60% Class B     $110.07           --                   --             --        2.26%
      All contract charges                           --           80              $10,390           0.64%         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2015  Lowest contract charge 0.00% Class III    $130.59           --                   --             --       (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --                   --             --       (1.00)%
      All contract charges                           --          203              $ 9,384           1.08%         --
2014  Lowest contract charge 0.00% Class III    $131.91           --                   --             --        1.93%
      Highest contract charge 0.00% Class III   $131.91           --                   --             --        1.93%
      All contract charges                           --          200              $ 9,833           2.50%         --
2013  Lowest contract charge 0.00% Class III    $129.41           --                   --             --       14.42%
      Highest contract charge 0.00% Class III   $129.41           --                   --             --       14.42%
      All contract charges                           --          149              $ 7,005           1.07%         --
2012  Lowest contract charge 0.00% Class III    $113.10           --                   --             --        9.97%
      Highest contract charge 0.00% Class III   $113.10           --                   --             --        9.97%
      All contract charges                           --           93              $ 6,025           1.27%         --
2011  Lowest contract charge 0.00% Class III    $102.85           --                   --             --       (3.64)%
      Highest contract charge 0.00% Class III   $102.85           --                   --             --       (3.64)%
      All contract charges                           --           94              $ 6,986           4.38%         --
CHARTER/SM/ MULTI-SECTOR BOND
2015  Lowest contract charge 0.00% Class A      $227.86           --                   --             --       (0.64)%
      Highest contract charge 0.90% Class A     $224.83           --                   --             --       (1.53)%
      All contract charges                           --          265              $70,209           1.52%         --
2014  Lowest contract charge 0.00% Class A      $229.33           --                   --             --        2.39%
      Highest contract charge 0.90% Class A     $228.33           --                   --             --        1.46%
      All contract charges                           --          286              $77,439           2.51%         --
2013  Lowest contract charge 0.00% Class A      $223.98           --                   --             --       (1.01)%
      Highest contract charge 0.90% Class A     $225.04           --                   --             --       (1.90)%
      All contract charges                           --          306              $82,633           3.46%         --
2012  Lowest contract charge 0.00% Class A      $226.26           --                   --             --        5.33%
      Highest contract charge 0.90% Class A     $229.40           --                   --             --        4.38%
      All contract charges                           --          317              $91,216           2.25%         --
2011  Lowest contract charge 0.00% Class A      $214.82           --                   --             --        5.33%
      Highest contract charge 0.90% Class A     $219.78           --                   --             --        4.39%
      All contract charges                           --          335              $94,119           2.13%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2015  Lowest contract charge 0.00% Class B    $ 137.83          --                   --             --        (0.64)%
      Highest contract charge 0.60% Class B   $ 107.68          --                   --             --        (1.24)%
      All contract charges                          --         136              $15,816           1.52%          --
2014  Lowest contract charge 0.00% Class B    $ 138.72          --                   --             --         2.38%
      Highest contract charge 0.60% Class B   $ 109.03          --                   --             --         1.77%
      All contract charges                          --         145              $16,903           2.51%          --
2013  Lowest contract charge 0.00% Class B    $ 135.49          --                   --             --        (0.87)%
      Highest contract charge 0.60% Class B   $ 107.13          --                   --             --        (1.46)%
      All contract charges                          --         149              $16,905           3.46%          --
2012  Lowest contract charge 0.00% Class B    $ 136.68          --                   --             --         5.32%
      Highest contract charge 0.60% Class B   $ 108.72          --                   --             --         4.69%
      All contract charges                          --         153              $17,509           2.25%          --
2011  Lowest contract charge 0.00% Class B    $ 129.77          --                   --             --         5.08%
      Highest contract charge 0.60% Class B   $ 103.85          --                   --             --         4.45%
      All contract charges                          --         160              $17,351           3.87%          --
CHARTER/SM/ SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $ 178.20          --                   --             --        (6.04)%
      Highest contract charge 0.90% Class B   $ 112.40          --                   --             --        (6.89)%
      All contract charges                          --          72              $11,024           0.27%          --
2014  Lowest contract charge 0.00% Class B    $ 189.66          --                   --             --        (2.61)%
      Highest contract charge 0.90% Class B   $ 120.72          --                   --             --        (3.49)%
      All contract charges                          --          73              $12,004           0.00%          --
2013  Lowest contract charge 0.00% Class B    $ 194.74          --                   --             --        47.78%
      Highest contract charge 0.90% Class B   $ 125.08          --                   --             --        46.45%
      All contract charges                          --          82              $13,549           0.00%          --
2012  Lowest contract charge 0.00% Class B    $ 131.78          --                   --             --        11.38%
      Highest contract charge 0.90% Class B   $  85.41          --                   --             --        10.38%
      All contract charges                          --          69              $ 7,825           0.00%          --
2011  Lowest contract charge 0.00% Class B    $ 118.32          --                   --             --       (15.68)%
      Highest contract charge 0.90% Class B   $  77.38          --                   --             --       (16.45)%
      All contract charges                          --          68              $ 7,065             --           --
CHARTER/SM/ SMALL CAP VALUE
2015  Lowest contract charge 0.00% Class A    $ 241.60          --                   --             --       (13.13)%
      Highest contract charge 0.60% Class A   $ 224.44          --                   --             --       (13.65)%
      All contract charges                          --          48              $11,523           0.52%          --
2014  Lowest contract charge 0.00% Class A    $ 278.12          --                   --             --        (5.12)%
      Highest contract charge 0.60% Class A   $ 259.93          --                   --             --        (5.69)%
      All contract charges                          --          51              $14,155           0.17%          --
2013  Lowest contract charge 0.00% Class A    $ 293.14          --                   --             --        42.77%
      Highest contract charge 0.60% Class A   $ 275.62          --                   --             --        41.91%
      All contract charges                          --          56              $16,244           0.55%          --
2012  Lowest contract charge 0.00% Class A    $ 205.33          --                   --             --        16.77%
      Highest contract charge 0.60% Class A   $ 194.22          --                   --             --        16.07%
      All contract charges                          --          61              $12,385           0.59%          --
2011  Lowest contract charge 0.00% Class A    $ 175.84          --                   --             --        (8.79)%
      Highest contract charge 0.60% Class A   $ 167.33          --                   --             --        (9.34)%
      All contract charges                          --          65              $11,397           0.16%          --
CHARTER/SM/ SMALL CAP VALUE
2015  Lowest contract charge 0.00% Class B    $ 253.43          --                   --             --       (13.13)%
      Highest contract charge 0.90% Class B   $ 218.07          --                   --             --       (13.92)%
      All contract charges                          --          61              $14,517           0.52%          --
2014  Lowest contract charge 0.00% Class B    $ 291.75          --                   --             --        (5.11)%
      Highest contract charge 0.90% Class B   $ 253.33          --                   --             --        (5.96)%
      All contract charges                          --          65              $17,745           0.17%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $307.45           --                   --             --       42.72%
      Highest contract charge 0.90% Class B   $269.39           --                   --             --       41.44%
      All contract charges                         --           69             $ 20,126           0.55%         --
2012  Lowest contract charge 0.00% Class B    $215.42           --                   --             --       16.77%
      Highest contract charge 0.90% Class B   $190.46           --                   --             --       15.72%
      All contract charges                         --           73             $ 14,727           0.59%         --
2011  Lowest contract charge 0.00% Class B    $184.48           --                   --             --       (9.02)%
      Highest contract charge 0.90% Class B   $164.59           --                   --             --       (9.83)%
      All contract charges                         --           80             $ 13,785           0.16%         --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.00% Class A    $307.19           --                   --             --       (6.15)%
      Highest contract charge 0.60% Class A   $285.38           --                   --             --       (6.71)%
      All contract charges                         --          242             $ 36,247           1.28%         --
2014  Lowest contract charge 0.00% Class A    $327.32           --                   --             --        9.71%
      Highest contract charge 0.60% Class A   $305.92           --                   --             --        9.05%
      All contract charges                         --          227             $ 40,401           1.07%         --
2013  Lowest contract charge 0.00% Class A    $298.36           --                   --             --       37.75%
      Highest contract charge 0.60% Class A   $280.54           --                   --             --       36.92%
      All contract charges                         --          210             $ 38,163           1.61%         --
2012  Lowest contract charge 0.00% Class A    $216.60           --                   --             --       13.64%
      Highest contract charge 0.60% Class A   $204.89           --                   --             --       12.95%
      All contract charges                         --          204             $ 29,351           1.45%         --
2011  Lowest contract charge 0.00% Class A    $190.61           --                   --             --       (2.86)%
      Highest contract charge 0.60% Class A   $181.40           --                   --             --       (3.44)%
      All contract charges                         --          203             $ 27,534           1.27%         --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.00% Class B    $404.30           --                   --             --       (6.15)%
      Highest contract charge 0.90% Class B   $341.52           --                   --             --       (6.99)%
      All contract charges                         --          436             $158,529           1.28%         --
2014  Lowest contract charge 0.00% Class B    $430.79           --                   --             --        9.70%
      Highest contract charge 0.90% Class B   $367.20           --                   --             --        8.72%
      All contract charges                         --          463             $179,873           1.07%         --
2013  Lowest contract charge 0.00% Class B    $392.69           --                   --             --       37.73%
      Highest contract charge 0.90% Class B   $337.76           --                   --             --       36.49%
      All contract charges                         --          485             $172,038           1.61%         --
2012  Lowest contract charge 0.00% Class B    $285.11           --                   --             --       13.63%
      Highest contract charge 0.90% Class B   $247.46           --                   --             --       12.61%
      All contract charges                         --          514             $132,813           1.45%         --
2011  Lowest contract charge 0.00% Class B    $250.90           --                   --             --       (3.10)%
      Highest contract charge 0.90% Class B   $219.75           --                   --             --       (3.98)%
      All contract charges                         --          604             $138,637           1.27%         --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.00% Class A    $143.34           --                   --             --       (1.70)%
      Highest contract charge 0.90% Class A   $132.50           --                   --             --       (2.59)%
      All contract charges                         --           33             $  4,517           1.55%         --
2014  Lowest contract charge 0.00% Class A    $145.82           --                   --             --        8.67%
      Highest contract charge 0.90% Class A   $136.02           --                   --             --        7.70%
      All contract charges                         --           37             $  5,222           1.56%         --
2013  Lowest contract charge 0.00% Class A    $134.19           --                   --             --       31.75%
      Highest contract charge 0.90% Class A   $126.30           --                   --             --       30.56%
      All contract charges                         --           45             $  5,916           1.94%         --
2012  Lowest contract charge 0.00% Class A    $101.85           --                   --             --       17.73%
      Highest contract charge 0.90% Class A   $ 96.74           --                   --             --       16.68%
      All contract charges                         --           56             $  5,501           2.23%         --
2011  Lowest contract charge 0.00% Class A    $ 86.51           --                   --             --       (0.15)%
      Highest contract charge 0.90% Class A   $ 82.91           --                   --             --       (1.05)%
      All contract charges                         --           50             $  4,192           2.15%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.00% Class B    $ 197.51         --                    --             --       (1.70)%
      Highest contract charge 0.60% Class B   $ 134.44         --                    --             --       (2.29)%
      All contract charges                          --         79               $14,262           1.55%         --
2014  Lowest contract charge 0.00% Class B    $ 200.93         --                    --             --        8.67%
      Highest contract charge 0.60% Class B   $ 137.59         --                    --             --        8.02%
      All contract charges                          --         82               $15,156           1.56%         --
2013  Lowest contract charge 0.00% Class B    $ 184.90         --                    --             --       31.75%
      Highest contract charge 0.60% Class B   $ 127.38         --                    --             --       30.97%
      All contract charges                          --         82               $13,916           1.94%         --
2012  Lowest contract charge 0.00% Class B    $ 140.34         --                    --             --       17.73%
      Highest contract charge 0.60% Class B   $  97.26         --                    --             --       17.03%
      All contract charges                          --         84               $11,002           2.23%         --
2011  Lowest contract charge 0.00% Class B    $ 119.20         --                    --             --       (0.39)%
      Highest contract charge 0.60% Class B   $  83.11         --                    --             --       (0.99)%
      All contract charges                          --         70               $ 7,794           2.15%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class A    $ 258.91         --                    --             --        0.47%
      Highest contract charge 0.00% Class A   $ 258.91         --                    --             --        0.47%
      All contract charges                          --          1               $   216           1.07%         --
2014  Lowest contract charge 0.00% Class A    $ 257.71         --                    --             --       13.61%
      Highest contract charge 0.00% Class A   $ 257.71         --                    --             --       13.61%
      All contract charges                          --          1               $   177           0.84%         --
2013  Lowest contract charge 0.00% Class A    $ 226.84         --                    --             --       34.33%
      Highest contract charge 0.00% Class A   $ 226.84         --                    --             --       34.33%
      All contract charges                          --          1               $   164           0.78%         --
2012  Lowest contract charge 0.00% Class A    $ 168.87         --                    --             --       16.74%
      Highest contract charge 0.00% Class A   $ 168.87         --                    --             --       16.74%
      All contract charges                          --          1               $   102           1.03%         --
2011  Lowest contract charge 0.00% Class A    $ 144.65         --                    --             --        0.52%
      Highest contract charge 0.00% Class A   $ 144.65         --                    --             --        0.52%
      All contract charges                          --         --               $    61           0.42%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B    $ 162.21         --                    --             --        0.48%
      Highest contract charge 0.90% Class B   $ 139.88         --                    --             --       (0.43)%
      All contract charges                          --         11               $ 1,624           1.07%         --
2014  Lowest contract charge 0.00% Class B    $ 161.44         --                    --             --       13.61%
      Highest contract charge 0.80% Class B   $ 142.67         --                    --             --       12.70%
      All contract charges                          --          9               $ 1,403           0.84%         --
2013  Lowest contract charge 0.00% Class B    $ 142.10         --                    --             --       34.33%
      Highest contract charge 0.80% Class B   $ 126.59         --                    --             --       33.25%
      All contract charges                          --          7               $ 1,016           0.78%         --
2012  Lowest contract charge 0.00% Class B    $ 105.78         --                    --             --       16.73%
      Highest contract charge 0.80% Class B   $  95.00         --                    --             --       15.81%
      All contract charges                          --          8               $   826           1.03%         --
2011  Lowest contract charge 0.00% Class B    $  90.62         --                    --             --        0.28%
      Highest contract charge 0.90% Class B   $  81.02         --                    --             --       (0.63)%
      All contract charges                          --          7               $   609           0.42%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.00% Class A    $ 326.03         --                    --             --        1.91%
      Highest contract charge 0.60% Class A   $ 206.84         --                    --             --        1.30%
      All contract charges                          --         62               $14,705           0.59%         --
2014  Lowest contract charge 0.00% Class A    $ 319.92         --                    --             --       10.51%
      Highest contract charge 0.60% Class A   $ 204.19         --                    --             --        9.85%
      All contract charges                          --         62               $15,531           0.70%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $289.49            --                   --            --       31.79%
      Highest contract charge 0.60% Class A   $185.88            --                   --            --       31.00%
      All contract charges                         --            68           $   15,218          1.47%         --
2012  Lowest contract charge 0.00% Class A    $219.66            --                   --            --       17.41%
      Highest contract charge 0.60% Class A   $141.89            --                   --            --       16.70%
      All contract charges                         --            66           $   11,802          0.90%         --
2011  Lowest contract charge 0.00% Class A    $187.09            --                   --            --        4.26%
      Highest contract charge 0.60% Class A   $121.59            --                   --            --        3.64%
      All contract charges                         --            65           $   10,218          0.74%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.00% Class B    $247.65            --                   --            --        1.91%
      Highest contract charge 0.90% Class B   $213.65            --                   --            --        1.00%
      All contract charges                         --           417           $   94,238          0.59%         --
2014  Lowest contract charge 0.00% Class B    $243.01            --                   --            --       10.51%
      Highest contract charge 0.90% Class B   $211.54            --                   --            --        9.52%
      All contract charges                         --           419           $   93,222          0.70%         --
2013  Lowest contract charge 0.00% Class B    $219.89            --                   --            --       31.77%
      Highest contract charge 0.90% Class B   $193.16            --                   --            --       30.58%
      All contract charges                         --           468           $   94,736          1.47%         --
2012  Lowest contract charge 0.00% Class B    $166.88            --                   --            --       17.41%
      Highest contract charge 0.90% Class B   $147.92            --                   --            --       16.34%
      All contract charges                         --           496           $   76,677          0.90%         --
2011  Lowest contract charge 0.00% Class B    $142.14            --                   --            --        4.00%
      Highest contract charge 0.90% Class B   $127.14            --                   --            --        3.07%
      All contract charges                         --           548           $   72,714          0.74%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.00% Class A    $534.69            --                   --            --       (0.05)%
      Highest contract charge 0.90% Class A   $554.08            --                   --            --       (0.95)%
      All contract charges                         --         1,448           $1,330,558          1.37%         --
2014  Lowest contract charge 0.00% Class A    $534.98            --                   --            --       12.05%
      Highest contract charge 0.90% Class A   $559.42            --                   --            --       11.05%
      All contract charges                         --         1,467           $1,441,799          1.24%         --
2013  Lowest contract charge 0.00% Class A    $477.43            --                   --            --       32.47%
      Highest contract charge 0.90% Class A   $503.77            --                   --            --       31.28%
      All contract charges                         --         1,573           $1,403,125          1.29%         --
2012  Lowest contract charge 0.00% Class A    $360.41            --                   --            --       15.60%
      Highest contract charge 0.90% Class A   $383.74            --                   --            --       14.55%
      All contract charges                         --         1,722           $1,173,665          1.55%         --
2011  Lowest contract charge 0.00% Class A    $311.78            --                   --            --        0.78%
      Highest contract charge 0.90% Class A   $334.99            --                   --            --       (0.13)%
      All contract charges                         --         1,883           $1,134,175          1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.00% Class B    $166.98            --                   --            --       (0.05)%
      Highest contract charge 0.60% Class B   $182.07            --                   --            --       (0.65)%
      All contract charges                         --         1,016           $  181,517          1.37%         --
2014  Lowest contract charge 0.00% Class B    $167.07            --                   --            --       12.05%
      Highest contract charge 0.60% Class B   $183.27            --                   --            --       11.38%
      All contract charges                         --         1,060           $  191,161          1.24%         --
2013  Lowest contract charge 0.00% Class B    $149.10            --                   --            --       32.47%
      Highest contract charge 0.60% Class B   $164.54            --                   --            --       31.67%
      All contract charges                         --         1,115           $  180,697          1.29%         --
2012  Lowest contract charge 0.00% Class B    $112.55            --                   --            --       15.59%
      Highest contract charge 0.60% Class B   $124.96            --                   --            --       14.90%
      All contract charges                         --         1,185           $  146,090          1.55%         --
2011  Lowest contract charge 0.00% Class B    $ 97.37            --                   --            --        0.54%
      Highest contract charge 0.60% Class B   $108.76            --                   --            --       (0.06)%
      All contract charges                         --         1,270           $  136,452          1.45%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.00% Class A    $ 133.51           --                  --             --        0.44%
      Highest contract charge 0.90% Class A   $ 122.87           --                  --             --       (0.47)%
      All contract charges                          --          207            $ 29,322           1.49%         --
2014  Lowest contract charge 0.00% Class A    $ 132.93           --                  --             --        2.41%
      Highest contract charge 0.90% Class A   $ 123.45           --                  --             --        1.50%
      All contract charges                          --          219            $ 30,635           1.31%         --
2013  Lowest contract charge 0.00% Class A    $ 129.80           --                  --             --       (1.58)%
      Highest contract charge 0.90% Class A   $ 121.63           --                  --             --       (2.48)%
      All contract charges                          --          231            $ 31,506           1.17%         --
2012  Lowest contract charge 0.00% Class A    $ 131.89           --                  --             --        3.16%
      Highest contract charge 0.90% Class A   $ 124.72           --                  --             --        2.23%
      All contract charges                          --          250            $ 34,953           1.45%         --
2011  Lowest contract charge 0.00% Class A    $ 127.85           --                  --             --        5.06%
      Highest contract charge 0.90% Class A   $ 122.00           --                  --             --        4.12%
      All contract charges                          --          260            $ 35,436           2.03%         --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.00% Class B    $ 138.72           --                  --             --        0.44%
      Highest contract charge 0.60% Class B   $ 156.34           --                  --             --       (0.17)%
      All contract charges                          --          157            $ 23,116           1.49%         --
2014  Lowest contract charge 0.00% Class B    $ 138.11           --                  --             --        2.41%
      Highest contract charge 0.60% Class B   $ 156.60           --                  --             --        1.80%
      All contract charges                          --          151            $ 22,367           1.31%         --
2013  Lowest contract charge 0.00% Class B    $ 134.86           --                  --             --       (1.59)%
      Highest contract charge 0.60% Class B   $ 153.83           --                  --             --       (2.18)%
      All contract charges                          --          150            $ 21,831           1.17%         --
2012  Lowest contract charge 0.00% Class B    $ 137.04           --                  --             --        3.16%
      Highest contract charge 0.60% Class B   $ 157.26           --                  --             --        2.54%
      All contract charges                          --          135            $ 20,043           1.45%         --
2011  Lowest contract charge 0.00% Class B    $ 132.84           --                  --             --        4.80%
      Highest contract charge 0.60% Class B   $ 153.36           --                  --             --        4.17%
      All contract charges                          --          129            $ 18,727           2.03%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.00% Class A    $ 607.76           --                  --             --        0.80%
      Highest contract charge 0.90% Class A   $ 504.12           --                  --             --       (0.11)%
      All contract charges                          --        1,399            $519,057           1.61%         --
2014  Lowest contract charge 0.00% Class A    $ 602.94           --                  --             --       12.98%
      Highest contract charge 0.90% Class A   $ 504.66           --                  --             --       11.96%
      All contract charges                          --        1,320            $556,228           1.39%         --
2013  Lowest contract charge 0.00% Class A    $ 533.69           --                  --             --       31.51%
      Highest contract charge 0.90% Class A   $ 450.76           --                  --             --       30.33%
      All contract charges                          --        1,173            $536,839           1.48%         --
2012  Lowest contract charge 0.00% Class A    $ 405.81           --                  --             --       15.23%
      Highest contract charge 0.90% Class A   $ 345.86           --                  --             --       14.19%
      All contract charges                          --        1,232            $439,198           1.70%         --
2011  Lowest contract charge 0.00% Class A    $ 352.17           --                  --             --        1.77%
      Highest contract charge 0.90% Class A   $ 302.87           --                  --             --        0.85%
      All contract charges                          --        1,247            $396,873           1.66%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.00% Class B    $ 183.95           --                  --             --        0.79%
      Highest contract charge 0.60% Class B   $ 171.99           --                  --             --        0.19%
      All contract charges                          --        1,073            $191,053           1.61%         --
2014  Lowest contract charge 0.00% Class B    $ 182.51           --                  --             --       12.97%
      Highest contract charge 0.60% Class B   $ 171.67           --                  --             --       12.30%
      All contract charges                          --        1,056            $186,511           1.39%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $161.55            --                  --             --       31.51%
      Highest contract charge 0.60% Class B   $152.87            --                  --             --       30.73%
      All contract charges                         --         1,016            $158,969           1.48%         --
2012  Lowest contract charge 0.00% Class B    $122.84            --                  --             --       15.23%
      Highest contract charge 0.60% Class B   $116.94            --                  --             --       14.53%
      All contract charges                         --           977            $116,149           1.70%         --
2011  Lowest contract charge 0.00% Class B    $106.60            --                  --             --        1.51%
      Highest contract charge 0.60% Class B   $102.10            --                  --             --        0.91%
      All contract charges                         --           977            $100,915           1.66%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.00% Class A    $130.42            --                  --             --        2.63%
      Highest contract charge 0.00% Class A   $130.42            --                  --             --        2.63%
      All contract charges                         --            21            $    699           0.00%         --
2014  Lowest contract charge 0.00% Class A    $127.08            --                  --             --        1.64%
      Highest contract charge 0.00% Class A   $127.08            --                  --             --        1.64%
      All contract charges                         --            17            $    633           0.00%         --
2013  Lowest contract charge 0.00% Class A    $125.03            --                  --             --       10.98%
      Highest contract charge 0.00% Class A   $125.03            --                  --             --       10.98%
      All contract charges                         --            16            $    849           0.42%         --
2012  Lowest contract charge 0.00% Class A    $112.66            --                  --             --        5.25%
      Highest contract charge 0.00% Class A   $112.66            --                  --             --        5.25%
      All contract charges                         --             9            $    561           0.00%         --
2011  Lowest contract charge 0.00% Class A    $107.04            --                  --             --        1.60%
      Highest contract charge 0.00% Class A   $107.04            --                  --             --        1.60%
      All contract charges                         --             9            $    922           0.22%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.00% Class B    $167.33            --                  --             --        2.62%
      Highest contract charge 0.90% Class B   $124.01            --                  --             --        1.70%
      All contract charges                         --            96            $ 13,717           0.00%         --
2014  Lowest contract charge 0.00% Class B    $163.06            --                  --             --        1.64%
      Highest contract charge 0.90% Class B   $121.94            --                  --             --        0.73%
      All contract charges                         --            96            $ 13,401           0.00%         --
2013  Lowest contract charge 0.00% Class B    $160.43            --                  --             --       10.98%
      Highest contract charge 0.90% Class B   $121.06            --                  --             --        9.99%
      All contract charges                         --            86            $ 11,645           0.42%         --
2012  Lowest contract charge 0.00% Class B    $144.55            --                  --             --        5.25%
      Highest contract charge 0.90% Class B   $110.07            --                  --             --        4.29%
      All contract charges                         --            96            $ 11,453           0.00%         --
2011  Lowest contract charge 0.00% Class B    $137.34            --                  --             --        1.35%
      Highest contract charge 0.90% Class B   $105.54            --                  --             --        0.44%
      All contract charges                         --           101            $ 11,469           0.22%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.00% Class A    $175.04            --                  --             --       (5.70)%
      Highest contract charge 0.00% Class A   $175.04            --                  --             --       (5.70)%
      All contract charges                         --           156            $  4,668           0.53%         --
2014  Lowest contract charge 0.00% Class A    $185.62            --                  --             --        3.07%
      Highest contract charge 0.00% Class A   $185.62            --                  --             --        3.07%
      All contract charges                         --           105            $  4,528           0.28%         --
2013  Lowest contract charge 0.00% Class A    $180.09            --                  --             --       39.12%
      Highest contract charge 0.00% Class A   $180.09            --                  --             --       39.12%
      All contract charges                         --            63            $  3,445           0.28%         --
2012  Lowest contract charge 0.00% Class A    $129.45            --                  --             --       17.84%
      Highest contract charge 0.00% Class A   $129.45            --                  --             --       17.84%
      All contract charges                         --            32            $  1,742           1.26%         --
2011  Lowest contract charge 0.00% Class A    $109.85            --                  --             --       (3.25)%
      Highest contract charge 0.00% Class A   $109.85            --                  --             --       (3.25)%
      All contract charges                         --            46            $  3,385           0.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.00% Class B    $307.85           --                   --             --       (5.70)%
      Highest contract charge 0.90% Class B   $185.87           --                   --             --       (6.55)%
      All contract charges                         --          566             $139,280           0.53%         --
2014  Lowest contract charge 0.00% Class B    $326.46           --                   --             --        3.07%
      Highest contract charge 0.90% Class B   $198.90           --                   --             --        2.14%
      All contract charges                         --          591             $151,989           0.28%         --
2013  Lowest contract charge 0.00% Class B    $316.74           --                   --             --       39.11%
      Highest contract charge 0.90% Class B   $194.73           --                   --             --       37.86%
      All contract charges                         --          613             $150,594           0.28%         --
2012  Lowest contract charge 0.00% Class B    $227.69           --                   --             --       17.85%
      Highest contract charge 0.90% Class B   $141.25           --                   --             --       16.78%
      All contract charges                         --          586             $103,111           1.26%         --
2011  Lowest contract charge 0.00% Class B    $193.20           --                   --             --       (3.49)%
      Highest contract charge 0.90% Class B   $120.95           --                   --             --       (4.36)%
      All contract charges                         --          589             $ 86,433           0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.00% Class A    $137.20           --                   --             --       (3.80)%
      Highest contract charge 0.90% Class A   $118.77           --                   --             --       (4.66)%
      All contract charges                         --           93             $  8,563           0.04%         --
2014  Lowest contract charge 0.00% Class A    $142.62           --                   --             --        0.88%
      Highest contract charge 0.90% Class A   $124.58           --                   --             --       (0.02)%
      All contract charges                         --          100             $ 11,375           0.67%         --
2013  Lowest contract charge 0.00% Class A    $141.37           --                   --             --       (2.56)%
      Highest contract charge 0.90% Class A   $124.61           --                   --             --       (3.44)%
      All contract charges                         --          103             $ 12,060           0.01%         --
2012  Lowest contract charge 0.00% Class A    $145.08           --                   --             --        3.76%
      Highest contract charge 0.90% Class A   $129.05           --                   --             --        2.83%
      All contract charges                         --          114             $ 14,379           1.45%         --
2011  Lowest contract charge 0.00% Class A    $139.82           --                   --             --        4.63%
      Highest contract charge 0.90% Class A   $125.50           --                   --             --        3.69%
      All contract charges                         --          117             $ 15,161           2.50%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.00% Class B    $130.75           --                   --             --       (3.80)%
      Highest contract charge 0.60% Class B   $120.50           --                   --             --       (4.38)%
      All contract charges                         --           66             $  8,457           0.04%         --
2014  Lowest contract charge 0.00% Class B    $135.92           --                   --             --        0.89%
      Highest contract charge 0.60% Class B   $126.02           --                   --             --        0.29%
      All contract charges                         --           67             $  8,941           0.67%         --
2013  Lowest contract charge 0.00% Class B    $134.72           --                   --             --       (2.51)%
      Highest contract charge 0.60% Class B   $125.66           --                   --             --       (3.10)%
      All contract charges                         --           68             $  8,897           0.01%         --
2012  Lowest contract charge 0.00% Class B    $138.19           --                   --             --        3.72%
      Highest contract charge 0.60% Class B   $129.68           --                   --             --        3.10%
      All contract charges                         --           65             $  8,798           1.45%         --
2011  Lowest contract charge 0.00% Class B    $133.23           --                   --             --        4.40%
      Highest contract charge 0.60% Class B   $125.78           --                   --             --        3.77%
      All contract charges                         --           65             $  8,465           2.50%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class A    $233.88           --                   --             --        0.43%
      Highest contract charge 0.90% Class A   $201.98           --                   --             --       (0.47)%
      All contract charges                         --          323             $ 65,486           0.60%         --
2014  Lowest contract charge 0.00% Class A    $232.88           --                   --             --        1.53%
      Highest contract charge 0.90% Class A   $202.94           --                   --             --        0.62%
      All contract charges                         --          318             $ 65,987           0.40%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $229.37            --                  --             --        (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --                  --             --        (2.53)%
      All contract charges                         --           320            $ 68,033           0.21%          --
2012  Lowest contract charge 0.00% Class A    $233.19            --                  --             --         0.97%
      Highest contract charge 0.90% Class A   $206.92            --                  --             --         0.06%
      All contract charges                         --           338            $ 72,995           0.24%          --
2011  Lowest contract charge 0.00% Class A    $230.94            --                  --             --         5.56%
      Highest contract charge 0.90% Class A   $206.79            --                  --             --         4.61%
      All contract charges                         --           338            $ 77,711           0.57%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B    $167.94            --                  --             --         0.42%
      Highest contract charge 0.60% Class B   $151.91            --                  --             --        (0.18)%
      All contract charges                         --           120            $ 18,638           0.60%          --
2014  Lowest contract charge 0.00% Class B    $167.23            --                  --             --         1.54%
      Highest contract charge 0.60% Class B   $152.18            --                  --             --         0.93%
      All contract charges                         --           125            $ 19,156           0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --                  --             --        (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --                  --             --        (2.24)%
      All contract charges                         --           136            $ 20,907           0.21%          --
2012  Lowest contract charge 0.00% Class B    $167.45            --                  --             --         0.98%
      Highest contract charge 0.60% Class B   $154.23            --                  --             --         0.37%
      All contract charges                         --           141            $ 21,902           0.24%          --
2011  Lowest contract charge 0.00% Class B    $165.83            --                  --             --         5.30%
      Highest contract charge 0.60% Class B   $153.66            --                  --             --         4.67%
      All contract charges                         --           147            $ 22,715           0.57%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.00% Class A    $186.71            --                  --             --        (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --                  --             --        (3.02)%
      All contract charges                         --         1,506            $232,186           2.32%          --
2014  Lowest contract charge 0.00% Class A    $190.79            --                  --             --        (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --                  --             --        (7.74)%
      All contract charges                         --         1,507            $254,494           2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --                  --             --        21.47%
      Highest contract charge 0.90% Class A   $172.97            --                  --             --        20.38%
      All contract charges                         --         1,613            $295,783           2.22%          --
2012  Lowest contract charge 0.00% Class A    $168.71            --                  --             --        16.27%
      Highest contract charge 0.90% Class A   $143.69            --                  --             --        15.22%
      All contract charges                         --         1,765            $269,148           2.95%          --
2011  Lowest contract charge 0.00% Class A    $145.10            --                  --             --       (11.98)%
      Highest contract charge 0.90% Class A   $124.71            --                  --             --       (12.77)%
      All contract charges                         --         2,078            $275,646           2.92%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.00% Class B    $127.47            --                  --             --        (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --                  --             --        (3.02)%
      All contract charges                         --           424            $ 52,585           2.32%          --
2014  Lowest contract charge 0.00% Class B    $130.25            --                  --             --        (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --                  --             --        (7.74)%
      All contract charges                         --           414            $ 52,708           2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --                  --             --        21.47%
      Highest contract charge 0.90% Class B   $127.34            --                  --             --        20.38%
      All contract charges                         --           414            $ 56,742           2.22%          --
2012  Lowest contract charge 0.00% Class B    $115.18            --                  --             --        16.27%
      Highest contract charge 0.90% Class B   $105.78            --                  --             --        15.22%
      All contract charges                         --           424            $ 47,958           2.95%          --
2011  Lowest contract charge 0.00% Class B    $ 99.06            --                  --             --       (12.20)%
      Highest contract charge 0.90% Class B   $ 91.81            --                  --             --       (12.98)%
      All contract charges                         --           446            $ 43,556           2.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/INVESCO COMSTOCK (E)
2015  Lowest contract charge 0.00% Class A    $139.54            --                  --             --       (6.19)%
      Highest contract charge 0.90% Class A   $128.99            --                  --             --       (7.03)%
      All contract charges                         --           100             $12,263           2.18%         --
2014  Lowest contract charge 0.00% Class A    $148.75            --                  --             --        8.92%
      Highest contract charge 0.90% Class A   $138.74            --                  --             --        7.94%
      All contract charges                         --           101             $13,086           1.88%         --
2013  Lowest contract charge 0.00% Class A    $136.57            --                  --             --       35.08%
      Highest contract charge 0.90% Class A   $128.54            --                  --             --       33.87%
      All contract charges                         --            37             $ 4,854           4.83%         --
2012  Lowest contract charge 0.00% Class A    $101.10            --                  --             --       18.43%
      Highest contract charge 0.90% Class A   $ 96.02            --                  --             --       17.36%
      All contract charges                         --            28             $ 2,765           1.26%         --
2011  Lowest contract charge 0.00% Class A    $ 85.37            --                  --             --       (1.74)%
      Highest contract charge 0.90% Class A   $ 81.82            --                  --             --       (2.62)%
      All contract charges                         --            30             $ 2,522           1.50%         --
EQ/INVESCO COMSTOCK(E)
2015  Lowest contract charge 0.00% Class B    $177.64            --                  --             --       (6.19)%
      Highest contract charge 0.60% Class B   $130.81            --                  --             --       (6.75)%
      All contract charges                         --            71             $11,678           2.18%         --
2014  Lowest contract charge 0.00% Class B    $189.36            --                  --             --        8.92%
      Highest contract charge 0.60% Class B   $140.28            --                  --             --        8.26%
      All contract charges                         --            69             $12,100           1.88%         --
2013  Lowest contract charge 0.00% Class B    $173.86            --                  --             --       35.04%
      Highest contract charge 0.60% Class B   $129.58            --                  --             --       34.22%
      All contract charges                         --            34             $ 5,480           4.83%         --
2012  Lowest contract charge 0.00% Class B    $128.75            --                  --             --       18.42%
      Highest contract charge 0.60% Class B   $ 96.54            --                  --             --       17.72%
      All contract charges                         --            26             $ 3,084           1.26%         --
2011  Lowest contract charge 0.00% Class B    $108.72            --                  --             --       (1.99)%
      Highest contract charge 0.60% Class B   $ 82.01            --                  --             --       (2.58)%
      All contract charges                         --            28             $ 2,896           1.50%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.00% Class A    $289.59            --                  --             --       (2.25)%
      Highest contract charge 0.00% Class A   $289.59            --                  --             --       (2.25)%
      All contract charges                         --            30             $ 2,225           0.70%         --
2014  Lowest contract charge 0.00% Class A    $296.27            --                  --             --       14.37%
      Highest contract charge 0.00% Class A   $296.27            --                  --             --       14.37%
      All contract charges                         --            21             $ 1,687           1.08%         --
2013  Lowest contract charge 0.00% Class A    $259.04            --                  --             --       35.80%
      Highest contract charge 0.00% Class A   $259.04            --                  --             --       35.80%
      All contract charges                         --        14$                  1,248           2.02%         --
2012  Lowest contract charge 0.00% Class A    $190.75            --                  --             --       16.06%
      Highest contract charge 0.00% Class A   $190.75            --                  --             --       16.06%
      All contract charges                         --            11             $ 1,238           0.94%         --
2011  Lowest contract charge 0.00% Class A    $164.36            --                  --             --       (4.99)%
      Highest contract charge 0.00% Class A   $164.36            --                  --             --       (4.99)%
      All contract charges                         --            11             $ 1,436           1.04%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.00% Class B    $270.42            --                  --             --       (2.28)%
      Highest contract charge 0.90% Class B   $228.43            --                  --             --       (3.16)%
      All contract charges                         --           121             $29,513           0.70%         --
2014  Lowest contract charge 0.00% Class B    $276.74            --                  --             --       14.38%
      Highest contract charge 0.90% Class B   $235.89            --                  --             --       13.35%
      All contract charges                         --           124             $30,663           1.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $241.95            --                  --             --       35.78%
      Highest contract charge 0.90% Class B   $208.11            --                  --             --       34.57%
      All contract charges                         --           127            $ 27,606           2.02%         --
2012  Lowest contract charge 0.00% Class B    $178.19            --                  --             --       16.05%
      Highest contract charge 0.90% Class B   $154.65            --                  --             --       15.00%
      All contract charges                         --           131            $ 21,061           0.94%         --
2011  Lowest contract charge 0.00% Class B    $153.55            --                  --             --       (5.23)%
      Highest contract charge 0.90% Class B   $134.48            --                  --             --       (6.08)%
      All contract charges                         --           150            $ 20,928           1.04%         --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.00% Class A    $329.10            --                  --             --        4.86%
      Highest contract charge 0.60% Class A   $220.46            --                  --             --        4.23%
      All contract charges                         --            77            $ 16,461           0.87%         --
2014  Lowest contract charge 0.00% Class A    $313.85            --                  --             --       12.24%
      Highest contract charge 0.60% Class A   $211.51            --                  --             --       11.57%
      All contract charges                         --            67            $ 15,886           0.91%         --
2013  Lowest contract charge 0.00% Class A    $279.62            --                  --             --       32.50%
      Highest contract charge 0.60% Class A   $189.58            --                  --             --       31.70%
      All contract charges                         --            66            $ 14,826           0.96%         --
2012  Lowest contract charge 0.00% Class A    $211.04            --                  --             --       14.73%
      Highest contract charge 0.60% Class A   $143.95            --                  --             --       14.04%
      All contract charges                         --            65            $ 11,617           1.19%         --
2011  Lowest contract charge 0.00% Class A    $183.95            --                  --             --        2.61%
      Highest contract charge 0.60% Class A   $126.23            --                  --             --        2.00%
      All contract charges                         --            60            $ 10,327           0.91%         --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.00% Class B    $163.77            --                  --             --        4.87%
      Highest contract charge 0.90% Class B   $140.97            --                  --             --        3.92%
      All contract charges                         --           764            $114,945           0.87%         --
2014  Lowest contract charge 0.00% Class B    $156.17            --                  --             --       12.24%
      Highest contract charge 0.90% Class B   $135.65            --                  --             --       11.22%
      All contract charges                         --           805            $115,779           0.91%         --
2013  Lowest contract charge 0.00% Class B    $139.14            --                  --             --       32.49%
      Highest contract charge 0.90% Class B   $121.96            --                  --             --       31.30%
      All contract charges                         --           883            $113,856           0.96%         --
2012  Lowest contract charge 0.00% Class B    $105.02            --                  --             --       14.73%
      Highest contract charge 0.90% Class B   $ 92.89            --                  --             --       13.70%
      All contract charges                         --           967            $ 94,644           1.19%         --
2011  Lowest contract charge 0.00% Class B    $ 91.54            --                  --             --        2.35%
      Highest contract charge 0.90% Class B   $ 81.70            --                  --             --        1.43%
      All contract charges                         --         1,040            $ 89,012           0.91%         --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.00% Class A    $ 90.64            --                  --             --       (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78            --                  --             --       (5.29)%
      All contract charges                         --           114            $ 10,014           1.96%         --
2014  Lowest contract charge 0.00% Class A    $ 94.84            --                  --             --       12.62%
      Highest contract charge 0.90% Class A   $ 88.46            --                  --             --       11.61%
      All contract charges                         --           112            $ 10,362           1.62%         --
2013  Lowest contract charge 0.00% Class A    $ 84.21            --                  --             --       31.60%
      Highest contract charge 0.90% Class A   $ 79.26            --                  --             --       30.40%
      All contract charges                         --           101            $  8,239           1.56%         --
2012  Lowest contract charge 0.00% Class A    $ 63.99            --                  --             --       16.60%
      Highest contract charge 0.90% Class A   $ 60.78            --                  --             --       15.55%
      All contract charges                         --           104            $  6,437           1.95%         --
2011  Lowest contract charge 0.00% Class A    $ 54.88            --                  --             --       (0.09)%
      Highest contract charge 0.90% Class A   $ 52.60            --                  --             --       (0.98)%
      All contract charges                         --           110            $  5,896           2.12%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.00% Class B    $104.41           --                   --             --        (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --                   --             --        (5.01)%
      All contract charges                         --           97              $ 9,549           1.96%          --
2014  Lowest contract charge 0.00% Class B    $109.25           --                   --             --        12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --                   --             --        11.96%
      All contract charges                         --           84              $ 8,774           1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --                   --             --        31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --                   --             --        30.79%
      All contract charges                         --           76              $ 6,961           1.56%          --
2012  Lowest contract charge 0.00% Class B    $ 73.72           --                   --             --        16.59%
      Highest contract charge 0.60% Class B   $ 61.12           --                   --             --        15.89%
      All contract charges                         --           67              $ 4,746           1.95%          --
2011  Lowest contract charge 0.00% Class B    $ 63.23           --                   --             --        (0.32)%
      Highest contract charge 0.60% Class B   $ 52.74           --                   --             --        (0.92)%
      All contract charges                         --           67              $ 3,980           2.12%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.00% Class B    $184.50           --                   --             --         0.20%
      Highest contract charge 0.90% Class B   $106.87           --                   --             --        (0.71)%
      All contract charges                         --          285              $37,624           0.60%          --
2014  Lowest contract charge 0.00% Class B    $184.13           --                   --             --        (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --                   --             --        (5.86)%
      All contract charges                         --          287              $37,394           0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84           --                   --             --        13.65%
      Highest contract charge 0.90% Class B   $114.33           --                   --             --        12.63%
      All contract charges                         --          291              $39,189           0.94%          --
2012  Lowest contract charge 0.00% Class B    $170.56           --                   --             --        19.70%
      Highest contract charge 0.90% Class B   $101.51           --                   --             --        18.61%
      All contract charges                         --          285              $33,109           1.00%          --
2011  Lowest contract charge 0.00% Class B    $142.49           --                   --             --       (10.71)%
      Highest contract charge 0.90% Class B   $ 85.58           --                   --             --       (11.52)%
      All contract charges                         --          278              $26,742           0.65%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.00% Class A    $330.36           --                   --             --        (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --                   --             --        (3.44)%
      All contract charges                         --          141              $28,395           0.86%          --
2014  Lowest contract charge 0.00% Class A    $340.09           --                   --             --         8.99%
      Highest contract charge 0.60% Class A   $236.02           --                   --             --         8.34%
      All contract charges                         --          129              $29,901           0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03           --                   --             --        32.58%
      Highest contract charge 0.60% Class A   $217.86           --                   --             --        31.79%
      All contract charges                         --          119              $28,884           0.77%          --
2012  Lowest contract charge 0.00% Class A    $235.35           --                   --             --        17.08%
      Highest contract charge 0.60% Class A   $165.31           --                   --             --        16.37%
      All contract charges                         --          115              $23,264           0.95%          --
2011  Lowest contract charge 0.00% Class A    $201.02           --                   --             --        (2.16)%
      Highest contract charge 0.60% Class A   $142.05           --                   --             --        (2.75)%
      All contract charges                         --          115              $21,196           0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.00% Class B    $211.01           --                   --             --        (2.86)%
      Highest contract charge 0.90% Class B   $183.70           --                   --             --        (3.73)%
      All contract charges                         --          419              $82,531           0.86%          --
2014  Lowest contract charge 0.00% Class B    $217.22           --                   --             --         8.99%
      Highest contract charge 0.90% Class B   $190.82           --                   --             --         8.01%
      All contract charges                         --          427              $86,668           0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/MID CAP INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $199.30            --                  --             --       32.58%
      Highest contract charge 0.90% Class B   $176.67            --                  --             --       31.38%
      All contract charges                         --           449            $ 83,977           0.77%         --
2012  Lowest contract charge 0.00% Class B    $150.33            --                  --             --       17.08%
      Highest contract charge 0.90% Class B   $134.47            --                  --             --       16.02%
      All contract charges                         --           453            $ 63,939           0.95%         --
2011  Lowest contract charge 0.00% Class B    $128.40            --                  --             --       (2.41)%
      Highest contract charge 0.90% Class B   $115.90            --                  --             --       (3.28)%
      All contract charges                         --           512            $ 62,176           0.66%         --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $150.92            --                  --             --       (0.90)%
      All contract charges                         --         1,459            $116,349           0.00%         --
2014  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $152.29            --                  --             --       (0.90)%
      All contract charges                         --         1,156            $125,159           0.00%         --
2013  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $153.67            --                  --             --       (0.90)%
      All contract charges                         --         1,206            $130,681           0.00%         --
2012  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $155.07            --                  --             --       (0.90)%
      All contract charges                         --           951            $146,065           0.00%         --
2011  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $156.48            --                  --             --       (0.90)%
      All contract charges                         --         1,251            $172,257           0.01%         --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B    $131.49            --                  --             --       (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --                  --             --       (0.60)%
      All contract charges                         --           343            $ 43,876           0.00%         --
2014  Lowest contract charge 0.00% Class B    $131.50            --                  --             --        0.01%
      Highest contract charge 0.60% Class B   $125.17            --                  --             --       (0.60)%
      All contract charges                         --           330            $ 42,162           0.00%         --
2013  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $125.93            --                  --             --       (0.60)%
      All contract charges                         --           407            $ 52,804           0.00%         --
2012  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $126.69            --                  --             --       (0.60)%
      All contract charges                         --           525            $ 67,686           0.00%         --
2011  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $127.45            --                  --             --       (0.60)%
      All contract charges                         --           493            $ 63,707           0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $164.82            --                  --             --       (5.49)%
      Highest contract charge 0.90% Class A   $152.35            --                  --             --       (6.34)%
      All contract charges                         --           129            $ 20,433           0.00%         --
2014  Lowest contract charge 0.00% Class A    $174.40            --                  --             --       (0.71)%
      Highest contract charge 0.90% Class A   $162.67            --                  --             --       (1.60)%
      All contract charges                         --           154            $ 25,987           0.00%         --
2013  Lowest contract charge 0.00% Class A    $175.64            --                  --             --       38.54%
      Highest contract charge 0.90% Class A   $165.32            --                  --             --       37.30%
      All contract charges                         --           185            $ 31,481           0.00%         --
2012  Lowest contract charge 0.00% Class A    $126.78            --                  --             --        8.76%
      Highest contract charge 0.90% Class A   $120.41            --                  --             --        7.78%
      All contract charges                         --           248            $ 30,567           0.43%         --
2011  Lowest contract charge 0.00% Class A    $116.57            --                  --             --       (7.47)%
      Highest contract charge 0.90% Class A   $111.72            --                  --             --       (8.31)%
      All contract charges                         --           303            $ 34,553           0.25%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $238.53           --                   --             --       (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --                   --             --       (6.06)%
      All contract charges                         --          105              $22,021           0.00%         --
2014  Lowest contract charge 0.00% Class B    $252.39           --                   --             --       (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --                   --             --       (1.31)%
      All contract charges                         --          109              $23,819           0.00%         --
2013  Lowest contract charge 0.00% Class B    $254.20           --                   --             --       38.54%
      Highest contract charge 0.60% Class B   $166.72           --                   --             --       37.72%
      All contract charges                         --          110              $24,000           0.00%         --
2012  Lowest contract charge 0.00% Class B    $183.48           --                   --             --        8.75%
      Highest contract charge 0.60% Class B   $121.06           --                   --             --        8.10%
      All contract charges                         --          115              $17,662           0.43%         --
2011  Lowest contract charge 0.00% Class B    $168.71           --                   --             --       (7.70)%
      Highest contract charge 0.60% Class B   $111.99           --                   --             --       (8.25)%
      All contract charges                         --          125              $16,818           0.25%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.00% Class A    $115.56           --                   --             --       (0.28)%
      Highest contract charge 0.90% Class A   $106.82           --                   --             --       (1.17)%
      All contract charges                         --          145              $16,282           0.47%         --
2014  Lowest contract charge 0.00% Class A    $115.88           --                   --             --       (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --                   --             --       (0.99)%
      All contract charges                         --          156              $17,494           0.38%         --
2013  Lowest contract charge 0.00% Class A    $115.98           --                   --             --        0.03%
      Highest contract charge 0.90% Class A   $109.17           --                   --             --       (0.87)%
      All contract charges                         --          183              $20,583           0.72%         --
2012  Lowest contract charge 0.00% Class A    $115.95           --                   --             --        1.50%
      Highest contract charge 0.90% Class A   $110.13           --                   --             --        0.58%
      All contract charges                         --          219              $24,634           0.59%         --
2011  Lowest contract charge 0.00% Class A    $114.24           --                   --             --        0.05%
      Highest contract charge 0.90% Class A   $109.49           --                   --             --       (0.84)%
      All contract charges                         --          233              $26,032           0.63%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.00% Class B    $118.43           --                   --             --       (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --                   --             --       (0.87)%
      All contract charges                         --          153              $17,504           0.47%         --
2014  Lowest contract charge 0.00% Class B    $118.75           --                   --             --       (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --                   --             --       (0.69)%
      All contract charges                         --          165              $19,037           0.38%         --
2013  Lowest contract charge 0.00% Class B    $118.86           --                   --             --        0.08%
      Highest contract charge 0.60% Class B   $110.80           --                   --             --       (0.52)%
      All contract charges                         --          158              $18,293           0.72%         --
2012  Lowest contract charge 0.00% Class B    $118.76           --                   --             --        1.50%
      Highest contract charge 0.60% Class B   $111.38           --                   --             --        0.89%
      All contract charges                         --          162              $18,696           0.59%         --
2011  Lowest contract charge 0.00% Class B    $117.01           --                   --             --       (0.20)%
      Highest contract charge 0.60% Class B   $110.40           --                   --             --       (0.79)%
      All contract charges                         --          157              $17,915           0.63%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.00% Class A    $250.53           --                   --             --        0.22%
      Highest contract charge 0.90% Class A   $193.27           --                   --             --       (0.68)%
      All contract charges                         --          208              $38,216           1.06%         --
2014  Lowest contract charge 0.00% Class A    $249.97           --                   --             --        2.90%
      Highest contract charge 0.90% Class A   $194.59           --                   --             --        1.98%
      All contract charges                         --          222              $41,887           0.99%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $ 242.92          --                   --             --       (2.28)%
      Highest contract charge 0.90% Class A   $ 190.82          --                   --             --       (3.16)%
      All contract charges                          --         241              $44,253           0.35%         --
2012  Lowest contract charge 0.00% Class A    $ 248.58          --                   --             --        2.66%
      Highest contract charge 0.90% Class A   $ 197.04          --                   --             --        1.73%
      All contract charges                          --         259              $50,564           0.61%         --
2011  Lowest contract charge 0.00% Class A    $ 242.15          --                   --             --        1.47%
      Highest contract charge 0.90% Class A   $ 193.69          --                   --             --        0.56%
      All contract charges                          --         270              $54,486           2.42%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.00% Class B    $ 169.05          --                   --             --        0.23%
      Highest contract charge 0.60% Class B   $ 152.67          --                   --             --       (0.38)%
      All contract charges                          --         132              $20,722           1.06%         --
2014  Lowest contract charge 0.00% Class B    $ 168.67          --                   --             --        2.90%
      Highest contract charge 0.60% Class B   $ 153.25          --                   --             --        2.29%
      All contract charges                          --         137              $21,519           0.99%         --
2013  Lowest contract charge 0.00% Class B    $ 163.91          --                   --             --       (2.28)%
      Highest contract charge 0.60% Class B   $ 149.82          --                   --             --       (2.87)%
      All contract charges                          --         146              $22,325           0.35%         --
2012  Lowest contract charge 0.00% Class B    $ 167.74          --                   --             --        2.66%
      Highest contract charge 0.60% Class B   $ 154.25          --                   --             --        2.04%
      All contract charges                          --         156              $24,295           0.61%         --
2011  Lowest contract charge 0.00% Class B    $ 163.40          --                   --             --        1.22%
      Highest contract charge 0.60% Class B   $ 151.17          --                   --             --        0.61%
      All contract charges                          --         165              $25,209           2.42%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.00% Class A    $ 375.73          --                   --             --       (4.57)%
      Highest contract charge 0.90% Class A   $ 294.64          --                   --             --       (5.43)%
      All contract charges                          --         175              $43,006           0.92%         --
2014  Lowest contract charge 0.00% Class A    $ 393.71          --                   --             --        4.85%
      Highest contract charge 0.90% Class A   $ 311.55          --                   --             --        3.91%
      All contract charges                          --         163              $45,618           0.80%         --
2013  Lowest contract charge 0.00% Class A    $ 375.50          --                   --             --       37.45%
      Highest contract charge 0.90% Class A   $ 299.84          --                   --             --       36.21%
      All contract charges                          --         170              $46,278           0.98%         --
2012  Lowest contract charge 0.00% Class A    $ 273.20          --                   --             --       15.54%
      Highest contract charge 0.90% Class A   $ 220.13          --                   --             --       14.50%
      All contract charges                          --         177              $37,153           1.50%         --
2011  Lowest contract charge 0.00% Class A    $ 236.45          --                   --             --       (3.76)%
      Highest contract charge 0.90% Class A   $ 192.25          --                   --             --       (4.62)%
      All contract charges                          --         210              $40,442           0.84%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.00% Class B    $ 272.79          --                   --             --       (4.57)%
      Highest contract charge 0.90% Class B   $ 257.52          --                   --             --       (5.43)%
      All contract charges                          --         104              $28,328           0.92%         --
2014  Lowest contract charge 0.00% Class B    $ 285.84          --                   --             --        4.85%
      Highest contract charge 0.90% Class B   $ 272.30          --                   --             --        3.90%
      All contract charges                          --          99              $28,159           0.80%         --
2013  Lowest contract charge 0.00% Class B    $ 272.63          --                   --             --       37.46%
      Highest contract charge 0.90% Class B   $ 262.07          --                   --             --       36.22%
      All contract charges                          --          93              $25,369           0.98%         --
2012  Lowest contract charge 0.00% Class B    $ 198.34          --                   --             --       15.54%
      Highest contract charge 0.90% Class B   $ 192.39          --                   --             --       14.50%
      All contract charges                          --          84              $16,707           1.50%         --
2011  Lowest contract charge 0.00% Class B    $ 171.66          --                   --             --       (4.00)%
      Highest contract charge 0.90% Class B   $ 168.03          --                   --             --       (4.86)%
      All contract charges                          --          76              $13,071           0.84%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.00% Class A    $188.38           --                   --             --       10.23%
      Highest contract charge 0.60% Class A   $178.59           --                   --             --        9.56%
      All contract charges                         --          125              $ 4,398           0.00%         --
2014  Lowest contract charge 0.00% Class A    $170.90           --                   --             --        8.64%
      Highest contract charge 0.60% Class A   $163.01           --                   --             --        7.99%
      All contract charges                         --           55              $ 2,411           0.00%         --
2013  Lowest contract charge 0.00% Class A    $157.31           --                   --             --       37.93%
      Highest contract charge 0.60% Class A   $150.95           --                   --             --       37.12%
      All contract charges                         --           31              $ 1,490           0.00%         --
2012  Lowest contract charge 0.00% Class A    $114.05           --                   --             --       18.95%
      Highest contract charge 0.60% Class A   $110.09           --                   --             --       18.22%
      All contract charges                         --           17              $   904           0.00%         --
2011  Lowest contract charge 0.00% Class A    $ 95.88           --                   --             --       (1.71)%
      Highest contract charge 0.60% Class A   $ 93.12           --                   --             --       (2.30)%
      All contract charges                         --           12              $   676             --          --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.00% Class B    $220.65           --                   --             --       10.23%
      Highest contract charge 0.90% Class B   $171.87           --                   --             --        9.23%
      All contract charges                         --          416              $79,230           0.00%         --
2014  Lowest contract charge 0.00% Class B    $200.18           --                   --             --        8.64%
      Highest contract charge 0.90% Class B   $157.34           --                   --             --        7.66%
      All contract charges                         --          360              $62,179           0.00%         --
2013  Lowest contract charge 0.00% Class B    $184.26           --                   --             --       37.92%
      Highest contract charge 0.90% Class B   $146.15           --                   --             --       36.69%
      All contract charges                         --          345              $54,397           0.00%         --
2012  Lowest contract charge 0.00% Class B    $133.60           --                   --             --       18.94%
      Highest contract charge 0.90% Class B   $106.92           --                   --             --       17.86%
      All contract charges                         --          371              $42,246           0.00%         --
2011  Lowest contract charge 0.00% Class B    $112.33           --                   --             --       (1.95)%
      Highest contract charge 0.90% Class B   $ 90.72           --                   --             --       (2.83)%
      All contract charges                         --          343              $32,871             --          --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.00% Class B    $207.72           --                   --             --       (1.42)%
      Highest contract charge 0.90% Class B   $133.57           --                   --             --       (2.31)%
      All contract charges                         --           75              $12,167           0.58%         --
2014  Lowest contract charge 0.00% Class B    $210.72           --                   --             --       14.44%
      Highest contract charge 0.90% Class B   $136.73           --                   --             --       13.41%
      All contract charges                         --           67              $11,001           0.65%         --
2013  Lowest contract charge 0.00% Class B    $184.13           --                   --             --       35.54%
      Highest contract charge 0.90% Class B   $120.56           --                   --             --       34.31%
      All contract charges                         --           63              $ 8,990           1.10%         --
2012  Lowest contract charge 0.00% Class B    $135.85           --                   --             --       12.87%
      Highest contract charge 0.90% Class B   $ 89.76           --                   --             --       11.85%
      All contract charges                         --           53              $ 5,682           0.87%         --
2011  Lowest contract charge 0.00% Class B    $120.36           --                   --             --       (2.82)%
      Highest contract charge 0.90% Class B   $ 80.25           --                   --             --       (3.68)%
      All contract charges                         --           51              $ 4,901           0.76%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.00% Class A    $372.96           --                   --             --        1.27%
      Highest contract charge 0.00% Class A   $372.96           --                   --             --        1.27%
      All contract charges                         --          124              $11,612           0.00%         --
2014  Lowest contract charge 0.00% Class A    $368.28           --                   --             --        3.80%
      Highest contract charge 0.00% Class A   $368.28           --                   --             --        3.80%
      All contract charges                         --          121              $12,253           0.00%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Class A            $354.81           --                   --             --       39.08%
      Highest contract charge 0.00% Class A           $354.81           --                   --             --       39.08%
      All contract charges                                 --           82              $11,782           0.00%         --
2012  Lowest contract charge 0.00% Class A            $255.11           --                   --             --       20.44%
      Highest contract charge 0.00% Class A           $255.11           --                   --             --       20.44%
      All contract charges                                 --           63              $ 7,888           0.01%         --
2011  Lowest contract charge 0.00% Class A            $211.82           --                   --             --       (5.64)%
      Highest contract charge 0.00% Class A           $211.82           --                   --             --       (5.64)%
      All contract charges                                 --           52              $ 6,794             --          --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.00% Class B            $213.39           --                   --             --        1.27%
      Highest contract charge 0.90% Class B           $184.08           --                   --             --        0.35%
      All contract charges                                 --          364              $72,486           0.00%         --
2014  Lowest contract charge 0.00% Class B            $210.71           --                   --             --        3.80%
      Highest contract charge 0.90% Class B           $183.43           --                   --             --        2.87%
      All contract charges                                 --          419              $82,054           0.00%         --
2013  Lowest contract charge 0.00% Class B            $203.00           --                   --             --       39.08%
      Highest contract charge 0.90% Class B           $178.32           --                   --             --       37.83%
      All contract charges                                 --          449              $84,688           0.00%         --
2012  Lowest contract charge 0.00% Class B            $145.96           --                   --             --       20.43%
      Highest contract charge 0.90% Class B           $129.38           --                   --             --       19.34%
      All contract charges                                 --          408              $55,611           0.01%         --
2011  Lowest contract charge 0.00% Class B            $121.20           --                   --             --       (5.87)%
      Highest contract charge 0.90% Class B           $108.41           --                   --             --       (6.72)%
      All contract charges                                 --          497              $56,870             --          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --                   --             --       (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --                   --             --       (0.19)%
      All contract charges                                 --           15              $ 1,264           0.98%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --                   --             --        5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --                   --             --        5.55%
      All contract charges                                 --           17              $ 1,482           0.81%         --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --                   --             --       22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --                   --             --       22.09%
      All contract charges                                 --           13              $ 1,320           0.68%         --
2012  Lowest contract charge 0.00% Service Class 2    $174.50           --                   --             --       15.11%
      Highest contract charge 0.00% Service Class 2   $174.50           --                   --             --       15.11%
      All contract charges                                 --           14              $ 1,460           1.10%         --
2011  Lowest contract charge 0.00% Service Class 2    $151.59           --                   --             --       (6.46)%
      Highest contract charge 0.00% Service Class 2   $151.59           --                   --             --       (6.46)%
      All contract charges                                 --           12              $ 1,265           1.43%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --                   --             --        0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --                   --             --       (0.49)%
      All contract charges                                 --          570              $86,521           0.81%         --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --                   --             --       11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --                   --             --       10.65%
      All contract charges                                 --          569              $87,938           0.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --                   --             --       30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --                   --             --       29.78%
      All contract charges                                 --          497              $70,922           1.23%         --
2012  Lowest contract charge 0.00% Service Class 2    $228.62           --                   --             --       16.14%
      Highest contract charge 0.90% Service Class 2   $117.64           --                   --             --       15.09%
      All contract charges                                 --          303              $35,455           1.15%         --
2011  Lowest contract charge 0.00% Service Class 2    $196.85           --                   --             --       (2.78)%
      Highest contract charge 0.90% Service Class 2   $102.22           --                   --             --       (3.66)%
      All contract charges                                 --          249              $30,837           0.84%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --                  --              --       (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --                  --              --       (4.24)%
      All contract charges                                 --           30              $1,051            3.14%         --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --                  --              --        8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --                  --              --        8.48%
      All contract charges                                 --           25              $1,007            2.47%         --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --                  --              --       27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --                  --              --       27.82%
      All contract charges                                 --           28              $1,373            2.28%         --
2012  Lowest contract charge 0.00% Service Class 2    $186.49           --                  --              --       17.05%
      Highest contract charge 0.00% Service Class 2   $186.49           --                  --              --       17.05%
      All contract charges                                 --           23              $  981            2.73%         --
2011  Lowest contract charge 0.00% Service Class 2    $159.32           --                  --              --        0.66%
      Highest contract charge 0.00% Service Class 2   $159.32           --                  --              --        0.66%
      All contract charges                                 --           19              $  915            2.03%         --
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --                  --              --        0.01%
      All contract charges                                 --           67              $  997            0.01%         --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --                  --              --        0.01%
      All contract charges                                 --           73              $  999            0.01%         --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --                  --              --        0.01%
      All contract charges                                 --           69              $1,329            0.01%         --
2012  Lowest contract charge 0.00% Service Class 2    $100.27           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.27           --                  --              --        0.01%
      All contract charges                                 --          110              $1,969            0.01%         --
2011  Lowest contract charge 0.00% Service Class 2    $100.26           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.26           --                  --              --        0.01%
      All contract charges                                 --           28              $  756            0.01%         --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --                  --              --       (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --                  --              --       (3.42)%
      All contract charges                                 --           75              $7,288            1.89%         --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --                  --              --       10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --                  --              --        9.23%
      All contract charges                                 --           68              $7,537            1.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --                  --              --       33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --                  --              --       32.05%
      All contract charges                                 --           53              $5,885            1.91%         --
2012  Lowest contract charge 0.00% Service Class 2    $170.33           --                  --              --       18.25%
      Highest contract charge 0.90% Service Class 2   $122.36           --                  --              --       17.18%
      All contract charges                                 --           34              $3,223            2.46%         --
2011  Lowest contract charge 0.00% Service Class 2    $144.04           --                  --              --        1.36%
      Highest contract charge 0.60% Service Class 2   $104.95           --                  --              --        0.75%
      All contract charges                                 --           19              $1,563            1.76%         --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --                  --              --       (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --                  --              --       (3.86)%
      All contract charges                                 --           70              $3,378            5.88%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --                  --              --        0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --                  --              --        0.90%
      All contract charges                                 --           72              $5,043            5.13%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --                   --             --         5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --                   --             --         5.70%
      All contract charges                                 --           81              $10,831           5.40%          --
2012  Lowest contract charge 0.00% Service Class 2    $210.16           --                   --             --        13.97%
      Highest contract charge 0.00% Service Class 2   $210.16           --                   --             --        13.97%
      All contract charges                                 --           90              $13,379           6.82%          --
2011  Lowest contract charge 0.00% Service Class 2    $184.40           --                   --             --         3.72%
      Highest contract charge 0.00% Service Class 2   $184.40           --                   --             --         3.72%
      All contract charges                                 --           63              $ 9,679           3.49%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --                   --             --        (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --                   --             --        (0.85)%
      All contract charges                                 --          385              $ 7,133           2.64%          --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --                   --             --         5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --                   --             --         5.62%
      All contract charges                                 --          262              $ 8,319           2.10%          --
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --                   --             --        (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --                   --             --        (2.07)%
      All contract charges                                 --          222              $14,747           1.88%          --
2012  Lowest contract charge 0.00% Service Class 2    $159.72           --                   --             --         5.61%
      Highest contract charge 0.00% Service Class 2   $159.72           --                   --             --         5.61%
      All contract charges                                 --          251              $22,605           3.47%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.24           --                   --             --         7.03%
      Highest contract charge 0.00% Service Class 2   $151.24           --                   --             --         7.03%
      All contract charges                                 --          105              $12,644           2.54%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --                   --             --        (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --                   --             --        (2.52)%
      All contract charges                                 --          171              $20,947           0.18%          --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --                   --             --         6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --                   --             --         5.08%
      All contract charges                                 --          160              $32,742           0.02%          --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --                   --             --        35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --                   --             --        34.65%
      All contract charges                                 --          152              $30,675           0.30%          --
2012  Lowest contract charge 0.00% Service Class 2    $304.30           --                   --             --        14.56%
      Highest contract charge 0.90% Service Class 2   $112.97           --                   --             --        13.53%
      All contract charges                                 --          132              $22,666           0.42%          --
2011  Lowest contract charge 0.00% Service Class 2    $265.62           --                   --             --       (10.85)%
      Highest contract charge 0.90% Service Class 2   $ 99.51           --                   --             --       (11.65)%
      All contract charges                                 --          149              $27,701           0.02%          --
FIDELITY(R) VIP VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --                   --             --        (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --                   --             --        (0.97)%
      All contract charges                                 --           12              $ 1,247           1.12%          --
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --                   --             --        11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --                   --             --        11.11%
      All contract charges                                 --            9              $ 1,519           1.19%          --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --                   --             --        32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --                   --             --        32.18%
      All contract charges                                 --            8              $ 1,244           0.93%          --
2012  Lowest contract charge 0.00% Service Class 2    $183.08           --                   --             --        20.55%
      Highest contract charge 0.00% Service Class 2   $183.08           --                   --             --        20.55%
      All contract charges                                 --            5              $   780           1.75%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.87           --                   --             --        (2.68)%
      Highest contract charge 0.00% Service Class 2   $151.87           --                   --             --        (2.68)%
      All contract charges                                 --            5              $   551           0.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --                   --             --       (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --                   --             --       (3.19)%
      All contract charges                                 --            4              $   333           0.90%         --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --                   --             --        6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --                   --             --        6.51%
      All contract charges                                 --            3              $   323           0.74%         --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --                   --             --       30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --                   --             --       30.18%
      All contract charges                                 --            3              $   533           0.60%         --
2012  Lowest contract charge 0.00% Service Class 2    $245.95           --                   --             --       27.06%
      Highest contract charge 0.00% Service Class 2   $245.95           --                   --             --       27.06%
      All contract charges                                 --            3              $   426           0.43%         --
2011  Lowest contract charge 0.00% Service Class 2    $193.57           --                   --             --       (9.04)%
      Highest contract charge 0.00% Service Class 2   $193.57           --                   --             --       (9.04)%
      All contract charges                                 --            2              $   314           0.63%         --
FRANKLIN MUTUAL SHARES VIP FUND
2015  Lowest contract charge 0.00% Class 2            $152.09           --                   --             --       (4.94)%
      Highest contract charge 0.90% Class 2           $144.46           --                   --             --       (5.79)%
      All contract charges                                 --          102              $10,352           3.16%         --
2014  Lowest contract charge 0.00% Class 2            $159.99           --                   --             --        7.12%
      Highest contract charge 0.90% Class 2           $153.34           --                   --             --        6.15%
      All contract charges                                 --           99              $11,542           2.06%         --
2013  Lowest contract charge 0.00% Class 2            $149.35           --                   --             --       28.26%
      Highest contract charge 0.90% Class 2           $144.45           --                   --             --       27.11%
      All contract charges                                 --          107              $12,070           2.07%         --
2012  Lowest contract charge 0.00% Class 2            $116.44           --                   --             --       14.24%
      Highest contract charge 0.90% Class 2           $113.64           --                   --             --       13.21%
      All contract charges                                 --           91              $ 8,442           2.20%         --
2011  Lowest contract charge 0.00% Class 2            $101.93           --                   --             --       (1.04)%
      Highest contract charge 0.90% Class 2           $100.38           --                   --             --       (1.93)%
      All contract charges                                 --           83              $ 8,046           2.49%         --
FRANKLIN RISING DIVIDENDS VIP FUND
2015  Lowest contract charge 0.00% Class 2            $174.89           --                   --             --       (3.65)%
      Highest contract charge 0.90% Class 2           $166.12           --                   --             --       (4.51)%
      All contract charges                                 --          288              $49,522           1.42%         --
2014  Lowest contract charge 0.00% Class 2            $181.51           --                   --             --        8.72%
      Highest contract charge 0.90% Class 2           $173.97           --                   --             --        7.74%
      All contract charges                                 --          299              $53,364           1.31%         --
2013  Lowest contract charge 0.00% Class 2            $166.95           --                   --             --       29.69%
      Highest contract charge 0.90% Class 2           $161.47           --                   --             --       28.53%
      All contract charges                                 --          293              $48,326           1.58%         --
2012  Lowest contract charge 0.00% Class 2            $128.73           --                   --             --       11.96%
      Highest contract charge 0.90% Class 2           $125.63           --                   --             --       10.95%
      All contract charges                                 --          254              $32,372           1.61%         --
2011  Lowest contract charge 0.00% Class 2            $114.98           --                   --             --        6.00%
      Highest contract charge 0.90% Class 2           $113.23           --                   --             --        5.05%
      All contract charges                                 --          171              $19,522           1.42%         --
FRANKLIN SMALL CAP VALUE VIP FUND
2015  Lowest contract charge 0.00% Class 2            $154.43           --                   --             --       (7.38)%
      Highest contract charge 0.90% Class 2           $146.68           --                   --             --       (8.22)%
      All contract charges                                 --          118              $ 5,236           0.63%         --
2014  Lowest contract charge 0.00% Class 2            $166.74           --                   --             --        0.57%
      Highest contract charge 0.90% Class 2           $159.81           --                   --             --       (0.34)%
      All contract charges                                 --           99              $ 5,650           0.61%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
FRANKLIN SMALL CAP VALUE VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2           $165.79           --                   --             --        36.24%
      Highest contract charge 0.90% Class 2          $160.35           --                   --             --        35.01%
      All contract charges                                --           83              $ 6,511           1.36%          --
2012  Lowest contract charge 0.00% Class 2           $121.69           --                   --             --        18.39%
      Highest contract charge 0.90% Class 2          $118.77           --                   --             --        17.33%
      All contract charges                                --           52              $ 2,522           0.80%          --
2011  Lowest contract charge 0.00% Class 2           $102.79           --                   --             --        (3.76)%
      Highest contract charge 0.90% Class 2          $101.23           --                   --             --        (4.63)%
      All contract charges                                --           22              $ 1,980           0.74%          --
FRANKLIN STRATEGIC INCOME VIP FUND
2015  Lowest contract charge 0.00% Class 2           $123.13           --                   --             --        (3.87)%
      Highest contract charge 0.90% Class 2          $116.96           --                   --             --        (4.73)%
      All contract charges                                --          240              $29,159           6.36%          --
2014  Lowest contract charge 0.00% Class 2           $128.09           --                   --             --         1.86%
      Highest contract charge 0.90% Class 2          $122.77           --                   --             --         0.95%
      All contract charges                                --          226              $28,646           5.79%          --
2013  Lowest contract charge 0.00% Class 2           $125.75           --                   --             --         3.32%
      Highest contract charge 0.90% Class 2          $121.62           --                   --             --         2.38%
      All contract charges                                --          200              $24,932           6.01%          --
2012  Lowest contract charge 0.00% Class 2           $121.71           --                   --             --        12.75%
      Highest contract charge 0.90% Class 2          $118.79           --                   --             --        11.74%
      All contract charges                                --          160              $19,404           6.83%          --
2011  Lowest contract charge 0.00% Class 2           $107.95           --                   --             --         2.58%
      Highest contract charge 0.90% Class 2          $106.31           --                   --             --         1.65%
      All contract charges                                --          103              $11,041           9.09%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.00% Service Shares    $162.70           --                   --             --        (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --                   --             --       (10.34)%
      All contract charges                                --           63              $10,210           0.11%          --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --                   --             --        13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --                   --             --        12.27%
      All contract charges                                --           59              $10,520           0.90%          --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --                   --             --        32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --                   --             --        31.36%
      All contract charges                                --           55              $ 8,694           0.50%          --
2012  Lowest contract charge 0.00% Service Shares    $119.75           --                   --             --        18.19%
      Highest contract charge 0.90% Service Shares   $116.87           --                   --             --        17.13%
      All contract charges                                --           64              $ 7,466           1.17%          --
2011  Lowest contract charge 0.00% Service Shares    $101.32           --                   --             --        (6.59)%
      Highest contract charge 0.90% Service Shares   $ 99.78           --                   --             --        (7.44)%
      All contract charges                                --           49              $ 4,946           0.60%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II         $163.68           --                   --             --         1.82%
      Highest contract charge 0.00% Series II        $163.68           --                   --             --         1.82%
      All contract charges                                --          136              $ 3,477           1.62%          --
2014  Lowest contract charge 0.00% Series II         $160.76           --                   --             --        12.54%
      Highest contract charge 0.00% Series II        $160.76           --                   --             --        12.54%
      All contract charges                                --           49              $ 2,094           1.14%          --
2013  Lowest contract charge 0.00% Series II         $142.85           --                   --             --        30.77%
      Highest contract charge 0.00% Series II        $142.85           --                   --             --        30.77%
      All contract charges                                --           22              $ 1,324           2.15%          --
2012  Lowest contract charge 0.00% Series II         $109.24           --                   --             --        18.37%
      Highest contract charge 0.00% Series II        $109.24           --                   --             --        18.37%
      All contract charges                                --            6              $   400           1.64%          --
2011  Lowest contract charge 0.00% Series II(a)      $ 92.29           --                   --             --        (7.89)%
      Highest contract charge 0.00% Series II(a)     $ 92.29           --                   --             --        (7.89)%
      All contract charges                                --            4              $   103             --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                          UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.00% Series II    $153.07           --                   --             --       (1.74)%
      Highest contract charge 0.90% Series II   $145.39           --                   --             --       (2.63)%
      All contract charges                           --          335              $32,763           3.41%         --
2014  Lowest contract charge 0.00% Series II    $155.78           --                   --             --       14.34%
      Highest contract charge 0.90% Series II   $149.31           --                   --             --       13.31%
      All contract charges                           --          284              $30,513           1.51%         --
2013  Lowest contract charge 0.00% Series II    $136.24           --                   --             --        2.44%
      Highest contract charge 0.90% Series II   $131.77           --                   --             --        1.52%
      All contract charges                           --          196              $21,013           3.72%         --
2012  Lowest contract charge 0.00% Series II    $133.00           --                   --             --       27.85%
      Highest contract charge 0.90% Series II   $129.80           --                   --             --       26.70%
      All contract charges                           --          136              $16,595           0.53%         --
2011  Lowest contract charge 0.00% Series II    $104.03           --                   --             --       (6.72)%
      Highest contract charge 0.90% Series II   $102.45           --                   --             --       (7.57)%
      All contract charges                           --           76              $ 7,532           4.49%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.00% Series II    $136.96           --                   --             --       (2.62)%
      Highest contract charge 0.90% Series II   $130.09           --                   --             --       (3.49)%
      All contract charges                           --          444              $30,483           1.33%         --
2014  Lowest contract charge 0.00% Series II    $140.64           --                   --             --        0.09%
      Highest contract charge 0.90% Series II   $134.79           --                   --             --       (0.82)%
      All contract charges                           --          390              $28,704           1.51%         --
2013  Lowest contract charge 0.00% Series II    $140.51           --                   --             --       18.71%
      Highest contract charge 0.90% Series II   $135.90           --                   --             --       17.65%
      All contract charges                           --          267              $22,026           1.06%         --
2012  Lowest contract charge 0.00% Series II    $118.36           --                   --             --       15.26%
      Highest contract charge 0.90% Series II   $115.51           --                   --             --       14.22%
      All contract charges                           --          200              $15,800           1.38%         --
2011  Lowest contract charge 0.00% Series II    $102.69           --                   --             --       (6.99)%
      Highest contract charge 0.90% Series II   $101.13           --                   --             --       (7.83)%
      All contract charges                           --          129              $12,157           0.97%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.00% Series II    $139.29           --                   --             --       (4.27)%
      Highest contract charge 0.90% Series II   $132.30           --                   --             --       (5.14)%
      All contract charges                           --           29              $ 3,003           0.10%         --
2014  Lowest contract charge 0.00% Series II    $145.51           --                   --             --        4.17%
      Highest contract charge 0.90% Series II   $139.47           --                   --             --        3.23%
      All contract charges                           --           27              $ 3,519           0.00%         --
2013  Lowest contract charge 0.00% Series II    $139.69           --                   --             --       28.46%
      Highest contract charge 0.90% Series II   $135.10           --                   --             --       27.31%
      All contract charges                           --           28              $ 3,685           0.54%         --
2012  Lowest contract charge 0.00% Series II    $108.74           --                   --             --       10.62%
      Highest contract charge 0.90% Series II   $106.12           --                   --             --        9.62%
      All contract charges                           --           22              $ 2,311           0.00%         --
2011  Lowest contract charge 0.00% Series II    $ 98.30           --                   --             --       (6.51)%
      Highest contract charge 0.90% Series II   $ 96.81           --                   --             --       (7.34)%
      All contract charges                           --           25              $ 2,430           0.12%         --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.00% Series II    $162.53           --                   --             --       (5.74)%
      Highest contract charge 0.90% Series II   $154.38           --                   --             --       (6.59)%
      All contract charges                           --           34              $ 4,376           0.00%         --
2014  Lowest contract charge 0.00% Series II    $172.43           --                   --             --        2.08%
      Highest contract charge 0.90% Series II   $165.27           --                   --             --        1.17%
      All contract charges                           --           30              $ 4,096           0.00%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------------- ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
2013  Lowest contract charge 0.00% Series II           $168.91           --                   --             --        37.08%
      Highest contract charge 0.90% Series II          $163.36           --                   --             --        35.85%
      All contract charges                                  --           30              $ 4,179           0.00%          --
2012  Lowest contract charge 0.00% Series II           $123.22           --                   --             --        13.66%
      Highest contract charge 0.90% Series II          $120.25           --                   --             --        12.63%
      All contract charges                                  --           26              $ 2,784           0.00%          --
2011  Lowest contract charge 0.00% Series II           $108.41           --                   --             --        (0.99)%
      Highest contract charge 0.90% Series II          $106.77           --                   --             --        (1.87)%
      All contract charges                                  --           28              $ 2,701             --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
2015  Lowest contract charge 0.00% Common Shares       $160.95           --                   --             --        (2.06)%
      Highest contract charge 0.00% Common Shares      $160.95           --                   --             --        (2.06)%
      All contract charges                                  --           25              $   524           1.27%          --
2014  Lowest contract charge 0.00% Common Shares       $164.33           --                   --             --         9.84%
      Highest contract charge 0.00% Common Shares      $164.33           --                   --             --         9.84%
      All contract charges                                  --           27              $   701           1.13%          --
2013  Lowest contract charge 0.00% Common Shares       $149.61           --                   --             --        29.61%
      Highest contract charge 0.00% Common Shares      $149.61           --                   --             --        29.61%
      All contract charges                                  --           27              $   944           1.44%          --
2012  Lowest contract charge 0.00% Common Shares       $115.43           --                   --             --        13.18%
      Highest contract charge 0.00% Common Shares      $115.43           --                   --             --        13.18%
      All contract charges                                  --           13              $   324           0.94%          --
2011  Lowest contract charge 0.00% Common Shares       $101.99           --                   --             --        (4.68)%
      Highest contract charge 0.00% Common Shares      $101.99           --                   --             --        (4.68)%
      All contract charges                                  --           36              $ 1,525           1.21%          --
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.00% Common Shares       $ 93.87           --                   --             --       (22.14)%
      Highest contract charge 0.90% Common Shares      $ 89.16           --                   --             --       (22.85)%
      All contract charges                                  --          206              $14,261           0.05%          --
2014  Lowest contract charge 0.00% Common Shares       $120.57           --                   --             --       (10.56)%
      Highest contract charge 0.90% Common Shares      $115.56           --                   --             --       (11.37)%
      All contract charges                                  --          162              $14,918             --           --
2013  Lowest contract charge 0.00% Common Shares       $134.81           --                   --             --        27.76%
      Highest contract charge 0.90% Common Shares      $130.38           --                   --             --        26.61%
      All contract charges                                  --          113              $11,601             --           --
2012  Lowest contract charge 0.00% Common Shares       $105.52           --                   --             --         1.38%
      Highest contract charge 0.90% Common Shares      $102.98           --                   --             --         0.47%
      All contract charges                                  --           84              $ 7,689             --           --
2011  Lowest contract charge 0.00% Common Shares       $104.08           --                   --             --        (9.08)%
      Highest contract charge 0.90% Common Shares      $102.50           --                   --             --        (9.90)%
      All contract charges                                  --           89              $ 7,655             --           --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.00% Common Shares       $ 98.63           --                   --             --        (6.51)%
      Highest contract charge 0.90% Common Shares      $ 96.30           --                   --             --        (7.35)%
      All contract charges                                  --          369              $20,390           6.02%          --
2014  Lowest contract charge 0.00% Common Shares       $105.50           --                   --             --         1.91%
      Highest contract charge 0.90% Common Shares      $103.94           --                   --             --         0.99%
      All contract charges                                  --          230              $17,934           4.14%          --
2013  Lowest contract charge 0.00% Common Shares(b)    $103.52           --                   --             --         3.73%
      Highest contract charge 0.90% Common Shares(b)   $102.92           --                   --             --         3.15%
      All contract charges                                  --           70              $ 6,145             --           --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.00% Common Shares       $172.66           --                   --             --        (5.78)%
      Highest contract charge 0.90% Common Shares      $164.00           --                   --             --        (6.63)%
      All contract charges                                  --          269              $28,093           0.00%          --
2014  Lowest contract charge 0.00% Common Shares       $183.25           --                   --             --         7.86%
      Highest contract charge 0.90% Common Shares      $175.64           --                   --             --         6.90%
      All contract charges                                  --          256              $28,520           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
IVY FUNDS VIP MID CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Common Shares     $169.89           --                   --             --        29.94%
      Highest contract charge 0.90% Common Shares    $164.31           --                   --             --        28.77%
      All contract charges                                --          217              $24,177           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $130.74           --                   --             --        13.56%
      Highest contract charge 0.90% Common Shares    $127.60           --                   --             --        12.53%
      All contract charges                                --          153              $14,558           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $115.13           --                   --             --        (0.56)%
      Highest contract charge 0.90% Common Shares    $113.39           --                   --             --        (1.45)%
      All contract charges                                --          101              $10,980           3.11%          --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
2015  Lowest contract charge 0.00% Common Shares     $199.21           --                   --             --        (2.88)%
      Highest contract charge 0.90% Common Shares    $129.71           --                   --             --        (3.75)%
      All contract charges                                --          248              $26,510           0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $205.12           --                   --             --         2.92%
      Highest contract charge 0.90% Common Shares    $134.77           --                   --             --         1.98%
      All contract charges                                --          195              $22,263           0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $199.31           --                   --             --        56.38%
      Highest contract charge 0.90% Common Shares    $132.15           --                   --             --        30.38%
      All contract charges                                --          137              $16,143           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $127.45           --                   --             --        27.83%
      Highest contract charge 0.00% Common Shares    $127.45           --                   --             --        27.83%
      All contract charges                                --           33              $ 2,665           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $ 99.70           --                   --             --        (5.77)%
      Highest contract charge 0.00% Common Shares    $ 99.70           --                   --             --        (5.77)%
      All contract charges                                --           48              $ 4,353           3.40%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Common Shares     $158.38           --                   --             --         1.88%
      Highest contract charge 0.90% Common Shares    $150.43           --                   --             --         0.97%
      All contract charges                                --           75              $ 8,951           0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $155.45           --                   --             --         1.59%
      Highest contract charge 0.90% Common Shares    $148.99           --                   --             --         0.68%
      All contract charges                                --           49              $ 5,917           0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $153.01           --                   --             --        43.36%
      Highest contract charge 0.90% Common Shares    $147.99           --                   --             --        42.08%
      All contract charges                                --           52              $ 6,647           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $106.73           --                   --             --         5.16%
      Highest contract charge 0.90% Common Shares    $104.16           --                   --             --         4.21%
      All contract charges                                --           40              $ 4,028           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $101.49           --                   --             --       (10.61)%
      Highest contract charge 0.90% Common Shares    $ 99.95           --                   --             --       (11.41)%
      All contract charges                                --           43              $ 4,084           0.84%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.00% Service Shares    $ 85.89           --                   --             --       (20.06)%
      Highest contract charge 0.90% Service Shares   $ 81.58           --                   --             --       (20.77)%
      All contract charges                                --          602              $39,063           1.15%          --
2014  Lowest contract charge 0.00% Service Shares    $107.44           --                   --             --        (4.63)%
      Highest contract charge 0.90% Service Shares   $102.97           --                   --             --        (5.50)%
      All contract charges                                --          495              $45,474           1.66%          --
2013  Lowest contract charge 0.00% Service Shares    $112.66           --                   --             --        (1.24)%
      Highest contract charge 0.90% Service Shares   $108.96           --                   --             --        (2.14)%
      All contract charges                                --          463              $46,651           1.42%          --
2012  Lowest contract charge 0.00% Service Shares    $114.08           --                   --             --        22.05%
      Highest contract charge 0.90% Service Shares   $111.34           --                   --             --        20.96%
      All contract charges                                --          414              $44,521           1.63%          --
2011  Lowest contract charge 0.00% Service Shares    $ 93.47           --                   --             --       (18.04)%
      Highest contract charge 0.90% Service Shares   $ 92.05           --                   --             --       (18.77)%
      All contract charges                                --          359              $32,646           2.12%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------------- ------------- --------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class       $166.99           --                   --             --         6.32%
      Highest contract charge 0.90% Service Class      $158.61           --                   --             --         5.36%
      All contract charges                                  --          600             $ 69,473           1.80%          --
2014  Lowest contract charge 0.00% Service Class       $157.06           --                   --             --         1.13%
      Highest contract charge 0.90% Service Class      $150.54           --                   --             --         0.23%
      All contract charges                                  --          483             $ 57,722           1.86%          --
2013  Lowest contract charge 0.00% Service Class       $155.30           --                   --             --        27.63%
      Highest contract charge 0.90% Service Class      $150.20           --                   --             --        26.48%
      All contract charges                                  --          400             $ 52,025           1.49%          --
2012  Lowest contract charge 0.00% Service Class       $121.68           --                   --             --        15.93%
      Highest contract charge 0.90% Service Class      $118.75           --                   --             --        14.89%
      All contract charges                                  --          263             $ 28,328           1.42%          --
2011  Lowest contract charge 0.00% Service Class       $104.96           --                   --             --        (1.78)%
      Highest contract charge 0.90% Service Class      $103.36           --                   --             --        (2.67)%
      All contract charges                                  --          240             $ 23,500           1.11%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.00% Service Class       $173.66           --                   --             --        (0.05)%
      Highest contract charge 0.80% Service Class      $165.90           --                   --             --        (0.84)%
      All contract charges                                  --           13             $  2,199           0.70%          --
2014  Lowest contract charge 0.00% Service Class       $173.74           --                   --             --        10.71%
      Highest contract charge 0.80% Service Class      $167.31           --                   --             --         9.83%
      All contract charges                                  --           12             $  2,089           0.80%          --
2013  Lowest contract charge 0.00% Service Class       $156.93           --                   --             --        31.74%
      Highest contract charge 0.80% Service Class      $152.34           --                   --             --        30.69%
      All contract charges                                  --           10             $  1,500           1.06%          --
2012  Lowest contract charge 0.00% Service Class       $119.12           --                   --             --        18.82%
      Highest contract charge 0.80% Service Class      $116.57           --                   --             --        17.88%
      All contract charges                                  --            5             $    647           1.03%          --
2011  Lowest contract charge 0.00% Service Class       $100.25           --                   --             --        (2.41)%
      Highest contract charge 0.60% Service Class      $ 99.23           --                   --             --        (3.00)%
      All contract charges                                  --            2             $    193           0.80%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(I)
2015  Lowest contract charge 0.00% Service Class(j)    $178.35           --                   --             --        (1.63)%
      Highest contract charge 0.90% Service Class(j)   $169.40           --                   --             --        (2.31)%
      All contract charges                                  --           13             $  2,155           0.46%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.00% Service Class       $154.79           --                   --             --       (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                   --             --       (14.75)%
      All contract charges                                  --           79             $  1,640           4.13%          --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                   --             --        12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                   --             --        12.47%
      All contract charges                                  --           71             $  1,860           1.89%          --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                   --             --        20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                   --             --        20.22%
      All contract charges                                  --           48             $  1,452           2.19%          --
2012  Lowest contract charge 0.00% Service Class       $134.30           --                   --             --        13.21%
      Highest contract charge 0.00% Service Class      $134.30           --                   --             --        13.21%
      All contract charges                                  --           36             $    909           7.57%          --
2011  Lowest contract charge 0.00% Service Class       $118.63           --                   --             --         6.51%
      Highest contract charge 0.00% Service Class      $118.63           --                   --             --         6.51%
      All contract charges                                  --           19             $    700           3.74%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.00% Class A             $289.86           --                   --             --         3.99%
      Highest contract charge 0.90% Class A            $290.74           --                   --             --         3.06%
      All contract charges                                  --          542             $373,360           0.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $278.73           --                   --             --       10.66%
      Highest contract charge 0.90% Class A   $282.12           --                   --             --        9.67%
      All contract charges                         --          585             $389,941           0.10%         --
2013  Lowest contract charge 0.00% Class A    $251.87           --                   --             --       37.20%
      Highest contract charge 0.90% Class A   $257.24           --                   --             --       35.96%
      All contract charges                         --          630             $384,363           0.11%         --
2012  Lowest contract charge 0.00% Class A    $183.58           --                   --             --       14.20%
      Highest contract charge 0.90% Class A   $189.20           --                   --             --       13.17%
      All contract charges                         --          699             $312,057           0.23%         --
2011  Lowest contract charge 0.00% Class A    $160.75           --                   --             --       (6.05)%
      Highest contract charge 0.90% Class A   $167.18           --                   --             --       (6.89)%
      All contract charges                         --          764             $303,259           0.15%         --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.00% Class B    $147.63           --                   --             --        3.99%
      Highest contract charge 0.60% Class B   $134.13           --                   --             --        3.37%
      All contract charges                         --          194             $ 26,699           0.16%         --
2014  Lowest contract charge 0.00% Class B    $141.96           --                   --             --       10.66%
      Highest contract charge 0.60% Class B   $129.76           --                   --             --       10.00%
      All contract charges                         --          203             $ 27,000           0.10%         --
2013  Lowest contract charge 0.00% Class B    $128.28           --                   --             --       37.14%
      Highest contract charge 0.60% Class B   $117.96           --                   --             --       36.32%
      All contract charges                         --          222             $ 26,718           0.11%         --
2012  Lowest contract charge 0.00% Class B    $ 93.54           --                   --             --       14.21%
      Highest contract charge 0.60% Class B   $ 86.53           --                   --             --       13.51%
      All contract charges                         --          235             $ 20,720           0.23%         --
2011  Lowest contract charge 0.00% Class B    $ 81.90           --                   --             --       (6.28)%
      Highest contract charge 0.60% Class B   $ 76.23           --                   --             --       (6.83)%
      All contract charges                         --          259             $ 20,033           0.15%         --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.00% Class A    $169.33           --                   --             --        0.12%
      Highest contract charge 0.60% Class A   $164.16           --                   --             --       (0.47)%
      All contract charges                         --          159             $ 20,844           1.92%         --
2014  Lowest contract charge 0.00% Class A    $169.12           --                   --             --        3.75%
      Highest contract charge 0.60% Class A   $164.94           --                   --             --        3.13%
      All contract charges                         --          167             $ 22,443           2.07%         --
2013  Lowest contract charge 0.00% Class A    $163.01           --                   --             --       (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --                   --             --       (2.98)%
      All contract charges                         --          156             $ 22,518           1.53%         --
2012  Lowest contract charge 0.00% Class A    $167.01           --                   --             --        5.47%
      Highest contract charge 0.60% Class A   $164.86           --                   --             --        4.84%
      All contract charges                         --          159             $ 24,734           2.06%         --
2011  Lowest contract charge 0.00% Class A    $158.35           --                   --             --        6.08%
      Highest contract charge 0.60% Class A   $157.25           --                   --             --        5.44%
      All contract charges                         --          170             $ 25,718           2.61%         --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.00% Class B    $174.54           --                   --             --        0.13%
      Highest contract charge 0.90% Class B   $153.79           --                   --             --       (0.77)%
      All contract charges                         --          304             $ 50,153           1.92%         --
2014  Lowest contract charge 0.00% Class B    $174.31           --                   --             --        3.74%
      Highest contract charge 0.90% Class B   $154.99           --                   --             --        2.81%
      All contract charges                         --          327             $ 53,881           2.07%         --
2013  Lowest contract charge 0.00% Class B    $168.02           --                   --             --       (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --                   --             --       (3.23)%
      All contract charges                         --          348             $ 55,539           1.53%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER CORE BOND (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $172.07           --                   --             --         5.47%
      Highest contract charge 0.90% Class B   $155.78           --                   --             --         4.52%
      All contract charges                         --          387              $63,352           2.06%          --
2011  Lowest contract charge 0.00% Class B    $163.14           --                   --             --         5.81%
      Highest contract charge 0.90% Class B   $149.04           --                   --             --         4.85%
      All contract charges                         --          414              $64,265           2.61%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $358.68           --                   --             --        (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --                   --             --        (2.10)%
      All contract charges                         --           31              $10,804           0.00%          --
2014  Lowest contract charge 0.00% Class A    $364.19           --                   --             --         4.85%
      Highest contract charge 0.60% Class A   $205.87           --                   --             --         4.22%
      All contract charges                         --           33              $11,863           0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --                   --             --        40.15%
      Highest contract charge 0.60% Class A   $197.53           --                   --             --        39.31%
      All contract charges                         --           36              $12,410           0.00%          --
2012  Lowest contract charge 0.00% Class A    $247.82           --                   --             --        15.45%
      Highest contract charge 0.60% Class A   $141.79           --                   --             --        14.76%
      All contract charges                         --           39              $ 9,635           0.00%          --
2011  Lowest contract charge 0.00% Class A    $214.65           --                   --             --        (7.65)%
      Highest contract charge 0.60% Class A   $123.55           --                   --             --        (8.21)%
      All contract charges                         --           43              $ 9,091             --           --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $316.79           --                   --             --        (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --                   --             --        (2.41)%
      All contract charges                         --           97              $19,711           0.00%          --
2014  Lowest contract charge 0.00% Class B    $321.69           --                   --             --         4.86%
      Highest contract charge 0.90% Class B   $184.65           --                   --             --         3.92%
      All contract charges                         --          103              $21,132           0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --                   --             --        40.17%
      Highest contract charge 0.90% Class B   $177.69           --                   --             --        38.91%
      All contract charges                         --          115              $22,530           0.00%          --
2012  Lowest contract charge 0.00% Class B    $218.86           --                   --             --        15.45%
      Highest contract charge 0.90% Class B   $127.92           --                   --             --        14.41%
      All contract charges                         --          129              $17,782           0.00%          --
2011  Lowest contract charge 0.00% Class B    $189.57           --                   --             --        (7.88)%
      Highest contract charge 0.90% Class B   $111.81           --                   --             --        (8.71)%
      All contract charges                         --          133              $16,020             --           --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.00% Class A    $352.93           --                   --             --        (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --                   --             --        (6.11)%
      All contract charges                         --           40              $ 9,746           0.68%          --
2014  Lowest contract charge 0.00% Class A    $373.64           --                   --             --         5.34%
      Highest contract charge 0.60% Class A   $229.42           --                   --             --         4.70%
      All contract charges                         --           43              $11,401           0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --                   --             --        35.59%
      Highest contract charge 0.60% Class A   $219.12           --                   --             --        34.78%
      All contract charges                         --           49              $12,048           0.35%          --
2012  Lowest contract charge 0.00% Class A    $261.60           --                   --             --        14.82%
      Highest contract charge 0.60% Class A   $162.58           --                   --             --        14.13%
      All contract charges                         --           52              $10,487           0.37%          --
2011  Lowest contract charge 0.00% Class A    $227.83           --                   --             --       (13.11)%
      Highest contract charge 0.60% Class A   $142.45           --                   --             --       (13.63)%
      All contract charges                         --           52              $ 9,552           0.06%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------------
                                                         UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                              ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.00% Class B     $231.18           --                   --             --        (5.55)%
      Highest contract charge 0.90% Class B    $203.69           --                   --             --        (6.40)%
      All contract charges                          --          161              $34,517           0.68%          --
2014  Lowest contract charge 0.00% Class B     $244.76           --                   --             --         5.34%
      Highest contract charge 0.90% Class B    $217.62           --                   --             --         4.39%
      All contract charges                          --          171              $39,089           0.44%          --
2013  Lowest contract charge 0.00% Class B     $232.36           --                   --             --        35.59%
      Highest contract charge 0.90% Class B    $208.47           --                   --             --        34.38%
      All contract charges                          --          183              $39,817           0.35%          --
2012  Lowest contract charge 0.00% Class B     $171.37           --                   --             --        14.82%
      Highest contract charge 0.90% Class B    $155.14           --                   --             --        13.78%
      All contract charges                          --          211              $34,090           0.37%          --
2011  Lowest contract charge 0.00% Class B     $149.25           --                   --             --       (13.33)%
      Highest contract charge 0.90% Class B    $136.35           --                   --             --       (14.11)%
      All contract charges                          --          238              $33,687           0.06%          --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.00% Class A     $466.60           --                   --             --         6.29%
      Highest contract charge 0.60% Class A    $239.90           --                   --             --         5.65%
      All contract charges                          --           45              $16,131           0.00%          --
2014  Lowest contract charge 0.00% Class A     $438.98           --                   --             --        13.55%
      Highest contract charge 0.60% Class A    $227.06           --                   --             --        12.86%
      All contract charges                          --           46              $16,479           0.00%          --
2013  Lowest contract charge 0.00% Class A     $386.60           --                   --             --        35.59%
      Highest contract charge 0.60% Class A    $201.18           --                   --             --        34.78%
      All contract charges                          --           43              $15,169           0.00%          --
2012  Lowest contract charge 0.00% Class A     $285.13           --                   --             --        13.43%
      Highest contract charge 0.60% Class A    $149.27           --                   --             --        12.74%
      All contract charges                          --           47              $12,141           0.00%          --
2011  Lowest contract charge 0.00% Class A     $251.38           --                   --             --        (4.58)%
      Highest contract charge 0.60% Class A    $132.40           --                   --             --        (5.14)%
      All contract charges                          --           51              $12,242             --           --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.00% Class B     $379.34           --                   --             --         6.29%
      Highest contract charge 0.90% Class B    $206.03           --                   --             --         5.34%
      All contract charges                          --          301              $71,400           0.00%          --
2014  Lowest contract charge 0.00% Class B     $356.88           --                   --             --        13.55%
      Highest contract charge 0.90% Class B    $195.59           --                   --             --        12.53%
      All contract charges                          --          331              $73,397           0.00%          --
2013  Lowest contract charge 0.00% Class B     $314.29           --                   --             --        35.59%
      Highest contract charge 0.90% Class B    $173.81           --                   --             --        34.37%
      All contract charges                          --          353              $69,150           0.00%          --
2012  Lowest contract charge 0.00% Class B     $231.80           --                   --             --        13.43%
      Highest contract charge 0.90% Class B    $129.35           --                   --             --        12.40%
      All contract charges                          --          403              $57,987           0.00%          --
2011  Lowest contract charge 0.00% Class B     $204.36           --                   --             --        (4.82)%
      Highest contract charge 0.90% Class B    $115.08           --                   --             --        (5.67)%
      All contract charges                          --          465              $59,503             --           --
NATURAL RESOURCES PORTFOLIO
2015  Lowest contract charge 0.00% Class II    $ 49.32           --                   --             --       (28.84)%
      Highest contract charge 0.00% Class II   $ 49.32           --                   --             --       (28.84)%
      All contract charges                          --           86              $ 2,626           0.00%          --
2014  Lowest contract charge 0.00% Class II    $ 69.31           --                   --             --       (19.79)%
      Highest contract charge 0.00% Class II   $ 69.31           --                   --             --       (19.79)%
      All contract charges                          --          141              $ 7,525           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------------- ------------- --------
NATURAL RESOURCES PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                   --              --        9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --                   --              --        9.76%
      All contract charges                               --          123              $ 9,220            0.00%         --
2012  Lowest contract charge 0.00% Class II         $ 78.73           --                   --              --       (2.92)%
      Highest contract charge 0.00% Class II        $ 78.73           --                   --              --       (2.92)%
      All contract charges                               --          175              $13,286            0.00%         --
2011  Lowest contract charge 0.00% Class II         $ 81.10           --                   --              --      (19.34)%
      Highest contract charge 0.00% Class II        $ 81.10           --                   --              --      (19.34)%
      All contract charges                               --          302              $24,330              --          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --                   --              --      (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --                   --              --      (26.34)%
      All contract charges                               --          132              $ 8,067            4.22%         --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                   --              --      (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                   --              --      (19.47)%
      All contract charges                               --          109              $ 9,010            0.27%         --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --                   --              --      (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --                   --              --      (15.48)%
      All contract charges                               --           98              $10,045            1.64%         --
2012  Lowest contract charge 0.00% Advisor Class    $120.72           --                   --              --        5.12%
      Highest contract charge 0.90% Advisor Class   $117.82           --                   --              --        4.18%
      All contract charges                               --           88              $10,567            2.47%         --
2011  Lowest contract charge 0.00% Advisor Class    $114.84           --                   --              --       (7.54)%
      Highest contract charge 0.90% Advisor Class   $113.09           --                   --              --       (8.38)%
      All contract charges                               --           69              $ 7,846           14.44%         --
PIMCO REAL RETURN PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --                   --              --       (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --                   --              --       (3.67)%
      All contract charges                               --          276              $23,346            3.85%         --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --                   --              --        2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --                   --              --        2.07%
      All contract charges                               --          281              $25,631            1.29%         --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --                   --              --       (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --                   --              --      (10.12)%
      All contract charges                               --          320              $29,938            1.51%         --
2012  Lowest contract charge 0.00% Advisor Class    $127.44           --                   --              --        8.65%
      Highest contract charge 0.90% Advisor Class   $124.37           --                   --              --        7.67%
      All contract charges                               --          366              $40,719            0.92%         --
2011  Lowest contract charge 0.00% Advisor Class    $117.29           --                   --              --       11.57%
      Highest contract charge 0.90% Advisor Class   $115.51           --                   --              --       10.57%
      All contract charges                               --          263              $26,875            1.76%         --
PIMCO TOTAL RETURN PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --                   --              --        0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --                   --              --       (0.55)%
      All contract charges                               --          785              $63,420            4.92%         --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --                   --              --        4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --                   --              --        3.24%
      All contract charges                               --          811              $63,291            2.08%         --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --                   --              --       (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --                   --              --       (2.94)%
      All contract charges                               --          873              $66,772            2.11%         --
2012  Lowest contract charge 0.00% Advisor Class    $118.59           --                   --              --        9.49%
      Highest contract charge 0.90% Advisor Class   $115.74           --                   --              --        8.51%
      All contract charges                               --          816              $70,878            2.48%         --
2011  Lowest contract charge 0.00% Advisor Class    $108.31           --                   --              --        3.51%
      Highest contract charge 0.90% Advisor Class   $106.66           --                   --              --        2.58%
      All contract charges                               --          532              $54,786            2.54%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
2015  Lowest contract charge 0.00% Class II      $152.88           --                   --             --       (7.11)%
      Highest contract charge 0.90% Class II     $145.21           --                   --             --       (7.94)%
      All contract charges                            --          115              $17,055           1.59%         --
2014  Lowest contract charge 0.00% Class II      $164.58           --                   --             --        7.11%
      Highest contract charge 0.90% Class II     $157.74           --                   --             --        6.14%
      All contract charges                            --          127              $20,537           1.50%         --
2013  Lowest contract charge 0.00% Class II      $153.66           --                   --             --       29.41%
      Highest contract charge 0.90% Class II     $148.62           --                   --             --       28.24%
      All contract charges                            --          136              $20,548           1.35%         --
2012  Lowest contract charge 0.00% Class II      $118.74           --                   --             --       16.92%
      Highest contract charge 0.90% Class II     $115.89           --                   --             --       15.87%
      All contract charges                            --          111              $13,048           1.98%         --
2011  Lowest contract charge 0.00% Class II      $101.56           --                   --             --       (1.01)%
      Highest contract charge 0.90% Class II     $100.02           --                   --             --       (1.90)%
      All contract charges                            --           93              $ 9,413           1.61%         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
2015  Lowest contract charge 0.00% Class II      $342.16           --                   --             --       12.47%
      Highest contract charge 0.00% Class II     $342.16           --                   --             --       12.47%
      All contract charges                            --           84              $ 5,986           0.00%         --
2014  Lowest contract charge 0.00% Class II      $304.22           --                   --             --       31.23%
      Highest contract charge 0.00% Class II     $304.22           --                   --             --       31.23%
      All contract charges                            --           66              $ 6,008           0.00%         --
2013  Lowest contract charge 0.00% Class II      $231.83           --                   --             --       50.51%
      Highest contract charge 0.00% Class II     $231.83           --                   --             --       50.51%
      All contract charges                            --           49              $ 5,013           0.00%         --
2012  Lowest contract charge 0.00% Class II      $154.03           --                   --             --       31.00%
      Highest contract charge 0.00% Class II     $154.03           --                   --             --       31.00%
      All contract charges                            --           22              $ 2,484           0.00%         --
2011  Lowest contract charge 0.00% Class II      $117.58           --                   --             --       10.38%
      Highest contract charge 0.00% Class II     $117.58           --                   --             --       10.38%
      All contract charges                            --           23              $ 2,213           0.00%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $134.09           --                   --             --       (1.91)%
      Highest contract charge 0.00% Class B      $134.09           --                   --             --       (1.91)%
      All contract charges                            --           12              $   223           2.33%         --
2014  Lowest contract charge 0.00% Class B       $136.70           --                   --             --        2.96%
      Highest contract charge 0.00% Class B      $136.70           --                   --             --        2.96%
      All contract charges                            --            2              $    38           0.78%         --
2013  Lowest contract charge 0.00% Class B       $132.77           --                   --             --       14.07%
      Highest contract charge 0.00% Class B      $132.77           --                   --             --       14.07%
      All contract charges                            --            2              $   118           0.59%         --
2012  Lowest contract charge 0.00% Class B       $116.39           --                   --             --       10.86%
      Highest contract charge 0.00% Class B      $116.39           --                   --             --       10.86%
      All contract charges                            --            7              $   661           0.31%         --
2011  Lowest contract charge 0.00% Class B       $104.99           --                   --             --       (2.81)%
      Highest contract charge 0.00% Class B      $104.99           --                   --             --       (2.81)%
      All contract charges                            --           30              $ 3,123           1.52%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $138.98           --                   --             --       (2.04)%
      Highest contract charge 0.60% Class B(h)   $ 93.80           --                   --             --       (5.65)%
      All contract charges                            --           49              $ 1,261           1.41%         --
2014  Lowest contract charge 0.00% Class B       $141.87           --                   --             --        4.03%
      Highest contract charge 0.00% Class B      $141.87           --                   --             --        4.03%
      All contract charges                            --           46              $   915           1.55%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
TARGET 2025 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B       $136.37           --                  --              --        19.10%
      Highest contract charge 0.00% Class B      $136.37           --                  --              --        19.10%
      All contract charges                            --           27              $  506            1.01%          --
2012  Lowest contract charge 0.00% Class B       $114.50           --                  --              --        12.85%
      Highest contract charge 0.00% Class B      $114.50           --                  --              --        12.85%
      All contract charges                            --           23              $1,025            0.27%          --
2011  Lowest contract charge 0.00% Class B       $101.46           --                  --              --        (3.91)%
      Highest contract charge 0.00% Class B      $101.46           --                  --              --        (3.91)%
      All contract charges                            --           55              $5,145            1.44%          --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $141.87           --                  --              --        (2.03)%
      Highest contract charge 0.60% Class B(h)   $ 93.47           --                  --              --        (5.98)%
      All contract charges                            --           24              $  864            1.43%          --
2014  Lowest contract charge 0.00% Class B       $144.81           --                  --              --         4.49%
      Highest contract charge 0.00% Class B      $144.81           --                  --              --         4.49%
      All contract charges                            --           18              $  934            1.40%          --
2013  Lowest contract charge 0.00% Class B       $138.59           --                  --              --        22.25%
      Highest contract charge 0.00% Class B      $138.59           --                  --              --        22.25%
      All contract charges                            --           12              $  760            2.05%          --
2012  Lowest contract charge 0.00% Class B       $113.37           --                  --              --        14.11%
      Highest contract charge 0.00% Class B      $113.37           --                  --              --        14.11%
      All contract charges                            --            8              $  263            0.06%          --
2011  Lowest contract charge 0.00% Class B       $ 99.35           --                  --              --        (4.64)%
      Highest contract charge 0.00% Class B      $ 99.35           --                  --              --        (4.64)%
      All contract charges                            --           76              $7,180            1.43%          --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $142.67           --                  --              --        (2.23)%
      Highest contract charge 0.60% Class B(h)   $ 92.93           --                  --              --        (6.52)%
      All contract charges                            --           16              $  571            1.91%          --
2014  Lowest contract charge 0.00% Class B       $145.92           --                  --              --         4.77%
      Highest contract charge 0.00% Class B      $145.92           --                  --              --         4.77%
      All contract charges                            --            9              $  259            1.38%          --
2013  Lowest contract charge 0.00% Class B       $139.27           --                  --              --        25.22%
      Highest contract charge 0.00% Class B      $139.27           --                  --              --        25.22%
      All contract charges                            --            7              $  209            1.29%          --
2012  Lowest contract charge 0.00% Class B       $111.22           --                  --              --        15.43%
      Highest contract charge 0.00% Class B      $111.22           --                  --              --        15.43%
      All contract charges                            --            9              $  349            0.41%          --
2011  Lowest contract charge 0.00% Class B       $ 96.35           --                  --              --        (5.53)%
      Highest contract charge 0.00% Class B      $ 96.35           --                  --              --        (5.53)%
      All contract charges                            --           16              $1,148            1.10%          --
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.00% Class B(h)    $ 93.79           --                  --              --        (6.70)%
      Highest contract charge 0.00% Class B(h)   $ 93.79           --                  --              --        (6.70)%
      All contract charges                            --           --              $   46            3.95%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --                  --              --       (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --                  --              --       (20.33)%
      All contract charges                            --          101              $7,804            1.97%          --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --                  --              --        (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --                  --              --        (9.21)%
      All contract charges                            --           99              $9,492            1.48%          --
2013  Lowest contract charge 0.00% Class 2       $107.20           --                  --              --        (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --                  --              --        (1.82)%
      All contract charges                            --           92              $9,698            1.95%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
TEMPLETON DEVELOPING MARKETS VIP FUND (CONTINUED)
2012  Lowest contract charge 0.00% Class 2           $108.20           --                   --             --        13.16%
      Highest contract charge 0.90% Class 2          $105.60           --                   --             --        12.14%
      All contract charges                                --           91              $ 9,640           1.42%          --
2011  Lowest contract charge 0.00% Class 2           $ 95.62           --                   --             --       (15.85)%
      Highest contract charge 0.90% Class 2          $ 94.17           --                   --             --       (16.61)%
      All contract charges                                --           79              $ 7,494           1.03%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.00% Class 2           $118.80           --                   --             --        (4.30)%
      Highest contract charge 0.90% Class 2          $112.84           --                   --             --        (5.17)%
      All contract charges                                --          529              $42,461           7.79%          --
2014  Lowest contract charge 0.00% Class 2           $124.14           --                   --             --         1.83%
      Highest contract charge 0.90% Class 2          $118.99           --                   --             --         0.92%
      All contract charges                                --          515              $47,540           5.01%          --
2013  Lowest contract charge 0.00% Class 2           $121.91           --                   --             --         1.63%
      Highest contract charge 0.90% Class 2          $117.90           --                   --             --         0.71%
      All contract charges                                --          531              $54,314           5.00%          --
2012  Lowest contract charge 0.00% Class 2           $119.95           --                   --             --        15.06%
      Highest contract charge 0.90% Class 2          $117.07           --                   --             --        14.03%
      All contract charges                                --          627              $71,476           6.27%          --
2011  Lowest contract charge 0.00% Class 2           $104.25           --                   --             --        (0.87)%
      Highest contract charge 0.90% Class 2          $102.67           --                   --             --        (1.76)%
      All contract charges                                --          558              $56,997           5.42%          --
TEMPLETON GROWTH VIP FUND
2015  Lowest contract charge 0.00% Class 2           $139.77           --                   --             --        (6.48)%
      Highest contract charge 0.90% Class 2          $132.75           --                   --             --        (7.33)%
      All contract charges                                --           33              $ 4,511           2.55%          --
2014  Lowest contract charge 0.00% Class 2           $149.46           --                   --             --        (2.82)%
      Highest contract charge 0.90% Class 2          $143.25           --                   --             --        (3.69)%
      All contract charges                                --           36              $ 5,379           1.34%          --
2013  Lowest contract charge 0.00% Class 2           $153.79           --                   --             --        30.82%
      Highest contract charge 0.90% Class 2          $148.74           --                   --             --        29.64%
      All contract charges                                --           29              $ 4,333           2.50%          --
2012  Lowest contract charge 0.00% Class 2           $117.56           --                   --             --        21.07%
      Highest contract charge 0.90% Class 2          $114.73           --                   --             --        19.97%
      All contract charges                                --           11              $ 1,364           2.11%          --
2011  Lowest contract charge 0.00% Class 2           $ 97.10           --                   --             --        (6.97)%
      Highest contract charge 0.90% Class 2          $ 95.63           --                   --             --        (7.81)%
      All contract charges                                --           10              $ 1,008           1.34%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.00% Class S Shares    $ 59.42           --                   --             --       (33.62)%
      Highest contract charge 0.90% Class S Shares   $ 56.43           --                   --             --       (34.23)%
      All contract charges                                --          147              $ 8,559           0.03%          --
2014  Lowest contract charge 0.00% Class S Shares    $ 89.52           --                   --             --       (19.34)%
      Highest contract charge 0.90% Class S Shares   $ 85.80           --                   --             --       (20.07)%
      All contract charges                                --          127              $11,178           0.00%          --
2013  Lowest contract charge 0.00% Class S Shares    $110.99           --                   --             --        10.30%
      Highest contract charge 0.90% Class S Shares   $107.34           --                   --             --         9.30%
      All contract charges                                --          115              $12,630           0.51%          --
2012  Lowest contract charge 0.00% Class S Shares    $100.63           --                   --             --         3.10%
      Highest contract charge 0.90% Class S Shares   $ 98.21           --                   --             --         2.18%
      All contract charges                                --          118              $11,742           0.65%          --
2011  Lowest contract charge 0.00% Class S Shares    $ 97.60           --                   --             --       (16.69)%
      Highest contract charge 0.90% Class S Shares   $ 96.11           --                   --             --       (17.45)%
      All contract charges                                --          102              $ 9,923           0.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            --------------------------------------------------------------
                                                                       UNITS OUTSTANDING    ACCUMULATION      INVESTMENT
                                                            UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO*
                                                            ---------- ----------------- ------------------- -------------
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO
2015   Lowest contract charge 0.60% Investor Share Class     $212.51          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $212.51          --                   --              --
       All contract charges                                       --          37               $7,894            1.66%
2014   Lowest contract charge 0.60% Investor Share Class     $211.12          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $211.12          --                   --              --
       All contract charges                                       --          36               $7,580            1.67%
2013   Lowest contract charge 0.60% Investor Share Class     $187.12          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $187.12          --                   --              --
       All contract charges                                       --          34               $6,456            4.22%
2012   Lowest contract charge 0.60% Investor Share Class     $142.42          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $142.42          --                   --              --
       All contract charges                                       --          33               $4,681            1.76%
2011   Lowest contract charge 0.60% Investor Share Class     $123.67          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $123.67          --                   --              --
       All contract charges                                       --          29               $3,537            1.67%

                                                     --------
                                                      TOTAL
                                                     RETURN**
                                                     --------

Lowest contract charge 0.60% Investor Share Class      0.66%
Highest contract charge 0.60% Investor Share Class     0.66%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     12.83%
Highest contract charge 0.60% Investor Share Class    12.83%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     31.39%
Highest contract charge 0.60% Investor Share Class    31.39%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     15.16%
Highest contract charge 0.60% Investor Share Class    15.16%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class      1.32%
Highest contract charge 0.60% Investor Share Class     1.32%
All contract charges                                     --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2013.
  (c)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (d)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (e)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (f)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (g)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (h)Units were made available on May 26, 2015.
  (i)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (j)Units were made available on March 27, 2015.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

Incentive Life Optimizer(R)

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2016


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the Incentive Life Optimizer(R) policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.

This policy is no longer sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. For information about income, estate and gift taxes in connection with life insurance policies as well as possible estate and gift tax consequences associated with the death benefits, please see the Tax information section later in this prospectus, including the information under "Estate, gift, and generation-skipping taxes."

WHAT IS INCENTIVE LIFE OPTIMIZER(R)?

Incentive Life Optimizer(R) provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. All Asset Moderate Growth-Alt 15
.. All Asset Growth-Alt 20
.. All Asset Aggressive-Alt 25
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA Aggressive Allocation/(1)/
.. AXA Conservative Allocation/(1)/
.. AXA Conservative-Plus Allocation/(1)/
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Allocation/(1)/
.. AXA Moderate-Plus Allocation/(1)/
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility

.. AXA SmartBeta Equity/(2)/

.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value

.. AXA/AB Small Cap Growth

.. AXA/Loomis Sayles Growth
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index

.. EQ/Convertible Securities/(2)/

.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/International Equity Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust

.. MFS(R) Massachusetts Investors Growth Stock

.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return
.. T. Rowe Price Equity Income II

.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation

.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP

.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------
(1)Also referred to as an "AXA Allocation investment option" in this prospectus.

(2)This variable investment option will be available on or about May 20, 2016, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Optimizer(R) or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                #57200/AA & ADL

Contents of this Prospectus

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       -----------------------------------------------------------------
       1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES
       YOU   WILL PAY                                                5
       -----------------------------------------------------------------
       Tables of policy charges                                      5
       How we allocate charges among your investment options         8
       Changes in charges                                            8

       -----------------------------------------------------------------
       2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS
         AND RISKS                                                   9
       -----------------------------------------------------------------
       How you can pay for and contribute to your policy             9
       The minimum amount of premiums you must pay                   9
       You can guarantee that your policy will not terminate
         before a certain date                                      10
       You can elect a "paid up" death benefit guarantee            10
       You can receive an accelerated death benefit under the
         Long Term Care Services/SM/ Rider                          10
       Investment options within your policy                        11
       About your life insurance benefit                            12
       Alternative higher death benefit in certain cases            12
       You can increase or decrease your insurance coverage         13
       Accessing your money                                         14
       Risks of investing in a policy                               14
       How the Incentive Life Optimizer(R) variable life insurance
         policy is available                                        14

       -----------------------------------------------------------------
       3. WHO IS AXA EQUITABLE?                                     15
       -----------------------------------------------------------------
       How to reach us                                              16
       About our Separate Account FP                                16
       Your voting privileges                                       17
       About the Trusts                                             17

       -----------------------------------------------------------------
       4. ABOUT THE PORTFOLIOS OF THE TRUSTS                        18
       -----------------------------------------------------------------

       -----------------------------------------------------------------
       5. DETERMINING YOUR POLICY'S VALUE                           27
       -----------------------------------------------------------------
       Your policy account value                                    27


-------------
"We,""our," and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life Optimizer(R) anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             6. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
               OPTIONS                                          28
             ------------------------------------------------------
             Transfers you can make                             28
             How to make transfers                              28
             Our automatic transfer service                     28
             Our asset rebalancing service                      29

             ------------------------------------------------------
             7. ACCESSING YOUR MONEY                            30
             ------------------------------------------------------
             Borrowing from your policy                         30
             Loan extension (for guideline premium test
               policies only)                                   31
             Making withdrawals from your policy                32
             Surrendering your policy for its net cash
               surrender value                                  32
             Your option to receive a terminal illness living
               benefit                                          32

             ------------------------------------------------------
             8. TAX INFORMATION                                 33
             ------------------------------------------------------
             Basic income tax treatment for you and your
               beneficiary                                      33
             Tax treatment of distributions to you (loans,
               partial withdrawals, and full surrender)         33
             Tax treatment of living benefits rider or Long
               Term Care Services/SM/ Rider under a policy
               with the applicable rider                        34
             Business and employer owned policies               35
             Requirement that we diversify investments          35
             Estate, gift, and generation-skipping taxes        36
             Pension and profit-sharing plans                   36
             Split-dollar and other employee benefit programs   36
             ERISA                                              36
             3.8% Tax on Net Investment Income or "NII"         36
             Our taxes                                          36
             When we withhold taxes from distributions          37
             Possibility of future tax changes and other tax
               information                                      37

             ------------------------------------------------------
             9. MORE INFORMATION ABOUT POLICY FEATURES AND
               BENEFITS                                         38
             ------------------------------------------------------
             Guarantee premium test for the no-lapse guarantee  38
             Paid up death benefit guarantee                    38
             Other benefits you can add by rider                39
             Customer loyalty credit                            42
             Variations among Incentive Life Optimizer(R)
               policies                                         43
             Your options for receiving policy proceeds         43
             Your right to cancel within a certain number of
               days                                             43

             ------------------------------------------------------
             10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES  44
             ------------------------------------------------------
             Deducting policy charges                           44
             Charges that the Trusts deduct                     47

             ------------------------------------------------------
             11.MORE INFORMATION ABOUT PROCEDURES THAT APPLY
                TO YOUR POLICY                                  48
             ------------------------------------------------------
             Dates and prices at which policy events occur      48
             Policy issuance                                    48
             Ways to make premium and loan payments             49
             Assigning your policy                              49
             You can change your policy's insured person        49


      Requirements for surrender requests                             50
      Gender-neutral policies                                         50
      Future policy exchanges                                         50
      Broker transaction authority                                    50

      --------------------------------------------------------------------
      12. MORE INFORMATION ABOUT OTHER MATTERS                        51
      --------------------------------------------------------------------
      About our general account                                       51
      Transfers of your policy account value                          51
      Telephone and Internet requests                                 52
      Cybersecurity                                                   53
      Suicide and certain misstatements                               53
      When we pay policy proceeds                                     53
      Changes we can make                                             53
      Reports we will send you                                        54
      Distribution of the policies                                    54
      Legal proceedings                                               56

      --------------------------------------------------------------------
      13. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA
        EQUITABLE                                                     57
      --------------------------------------------------------------------

      --------------------------------------------------------------------
      14. PERSONALIZED ILLUSTRATIONS                                  58
      --------------------------------------------------------------------
      Illustrations of policy benefits                                58

      --------------------------------------------------------------------
      REQUESTING MORE INFORMATION
        Statement of Additional Information -- Table of contents
      --------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                                         PAGE

  Administrative Office                                                  16
  age                                                                    49
  Allocation Date                                                        11
  alternative death benefit                                              12
  amount at risk                                                         45
  anniversary                                                            48
  assign; assignment                                                     49
  automatic transfer service                                             48
  AXA Equitable                                                          15
  AXA Equitable Access Account                                           43
  AXA Financial, Inc.                                                    15
  basis                                                                  34
  beneficiary                                                            43
  business day                                                           48
  Cash Surrender Value                                                   30
  Code                                                                   33
  collateral                                                             30
  cost of insurance charge                                               45
  cost of insurance rates                                                45
  customer loyalty credit                                                42
  day                                                                    48
  default                                                                 9
  disruptive transfer activity                                           51
  face amount                                                            12
  grace period                                                           10
  guaranteed interest option                                             11
  guarantee premium                                                      38
  Guaranteed Interest Account                                            11
  Incentive Life Optimizer                                                1
  insured person                                                          1
  Internet                                                               16
  investment funds                                                       11
  investment option                                                       1
  investment start date                                                  49
  issue date                                                             49
  lapse                                                                   9
  loan extension                                                         31
  loan, loan interest                                                    30
  Long Term Care Services/SM/ Rider                                      35
  market timing                                                          51
  modified endowment contract                                            33


                                                                        PAGE

 Money Market Lock-in Period                                               11
 month, year                                                               48
 monthly deduction                                                          8
 net cash surrender value                                                  32
 net policy account value                                                  27
 no-lapse guarantee                                                        10
 Option A, B                                                               12
 our                                                                        2
 owner                                                                      2
 paid up                                                                   38
 paid up death benefit guarantee                                           32
 partial withdrawal                                                        32
 payment option                                                            43
 planned initial premium                                                    6
 planned periodic premium                                                   9
 policy                                                                     1
 policy account value                                                      27
 Portfolio                                                              1, 18
 premium payments                                                           9
 prospectus                                                                 1
 rebalancing                                                               29
 receive                                                                   47
 restore, restoration                                                      10
 riders                                                                     9
 SEC                                                                        1
 Separate Account FP                                                       16
 state                                                                      2
 subaccount                                                                16
 surrender                                                                 32
 surrender charge                                                           5
 target premium                                                            54
 transfers                                                                 28
 Trusts                                                                     1
 units                                                                     27
 unit values                                                               16
 us                                                                         2
 variable investment option                                             1, 11
 we                                                                         2
 withdrawal                                                                32
 you, your                                                                  2

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. ALL CHARGES ARE SHOWN ON A GUARANTEED MAXIMUM BASIS. THE CURRENT CHARGES MAY BE LOWER THAN THE GUARANTEED MAXIMUM FOR CERTAIN CHARGES./(1)/

------------------------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------
 CHARGE                                  WHEN CHARGE IS DEDUCTED         MAXIMUM AMOUNT THAT MAY BE DEDUCTED
------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                           From each premium               6% of each premium/(2)/

SURRENDER (TURNING IN) OF YOUR POLICY    Upon surrender                  Initial surrender charge per $1,000 of initial
DURING ITS FIRST 10 YEARS OR THE FIRST                                   base policy face amount or per $1,000 of
10 YEARS AFTER YOU HAVE REQUESTED AN                                     requested base policy face amount
INCREASE IN YOUR POLICY'S FACE                                           increase:/(4)/
AMOUNT/(3)(5)/                                                           Highest: $46.10
                                                                         Lowest: $8.90
                                                                         Representative: $16.87/(6)/

REQUEST A DECREASE IN YOUR POLICY'S      Effective date of the decrease  A pro rata portion of the charge that would
FACE AMOUNT/(3)/                                                         apply to a full surrender at the time of the
                                                                         decrease.

TRANSFERS AMONG INVESTMENT OPTIONS       Upon transfer                   $25 per transfer./(7)/

SPECIAL SERVICES CHARGES

  .   Wire transfer charge/(8)/          At the time of the transaction  Current and Maximum Charge: $90
  .   Express mail charge/(8)/           At the time of the transaction  Current and Maximum Charge: $35
  .   Policy illustration charge/(9)/    At the time of the transaction  Current and Maximum Charge: $25
  .   Duplicate policy charge/(9)/       At the time of the transaction  Current and Maximum Charge: $35
  .   Policy history charge/(9)(10)/     At the time of the transaction  Current and Maximum Charge: $50
  .   Charge for returned payments/(9)/  At the time of the transaction  Current and Maximum Charge: $25
------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

----------------------------------------------------------------------------------------------------------------

 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
 CHARGE                                            WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE/(3)(11)/                     Monthly                  (1) Policy Year    Amount deducted

                                                                              1                $15/(12)/

                                                                              2+               $10/(12)/

                                                                                       plus

                                                     (2)Charge per $1,000 of the initial base policy
                                                        face amount and any requested base policy
                                                        face amount increase that exceeds the high-
                                                        est previous face amount:
                                                     Policy Years 1 - 10 (and any 10 year period
                                                     following a face amount increase):
                                                     Highest: $0.30
                                                     Lowest: $0.06
                                                     Representative: $0.07/(6)/
---------------------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------

 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------
 CHARGE                                WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE/(3)(11)(13)/  Monthly                  Charge per $1,000 of
                                                                the amount for which
                                                                we are at risk:/(14)/

                                                                Highest: $83.34
                                                                Lowest: $0.02
                                                                Representative:
                                                                $0.09/(15)/

MORTALITY AND EXPENSE RISK  Monthly                       Annual % of your value
CHARGE                               Policy Year          in our variable investment options
                                     1-10                 1.00%
                                     11+                  0.50%

LOAN INTEREST SPREAD/(16)/  On each policy anniversary (or    1% of loan amount.
                            on loan termination, if earlier)

-----------------------------------------------------------------------------------------------------------

 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------
                                                                           MAXIMUM AMOUNT THAT
 OPTIONAL RIDER CHARGES                WHEN CHARGE IS DEDUCTED             MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE              Monthly (while the rider is in      Charge per $1,000 of
                                       effect)                             rider benefit amount:
                                                                           $0.50

DISABILITY DEDUCTION WAIVER/(3)/       Monthly (while the rider is in      Percentage of all
                                       effect)                             other monthly charges:
                                                                           Highest: 132%
                                                                           Lowest: 7%
                                                                           Representative:
                                                                           12%/(15)/

DISABILITY PREMIUM WAIVER/(3)/         Monthly (while the rider is in      Charge for disability
                                       effect)                             premium waiver per
                                                                           $1,000 of benefit for
                                                                           which such rider is
                                                                           purchased:/(17)/
                                                                             Initial base policy
                                                                             face amount:/(18)/
                                                                             Highest: $0.60
                                                                             Lowest: $0.02
                                                                             Representative:
                                                                             $0.07/(15)/
                                                                             Children's term
                                                                             insurance:
                                                                             Highest: $0.03
                                                                             Lowest: $0.01
                                                                             Representative:
                                                                             $0.01/(15)/
                                                                             Long Term Care
                                                                             Services/SM/ Rider:
                                                                             Highest: $0.02
                                                                             Lowest: $0.0009
                                                                             Representative:
                                                                             $0.003/(15)/
                                                                             Option to purchase
                                                                             additional
                                                                             insurance:
                                                                             Highest: $0.07
                                                                             Lowest: $0.02
                                                                             Representative:
                                                                             $0.03/(15)/

LONG TERM CARE SERVICES/SM/            Monthly (while the rider is in      Charge per $1,000 of
RIDER/(3)/                             effect)                             the amount for which
                                                                           we are at risk:/(19)/
                                                                           Highest: $1.18
                                                                           Lowest: $0.08
                                                                           Representative:
                                                                           $0.22/(20)/

OPTION TO PURCHASE                     Monthly (while the rider is in      Charge per $1,000 of
ADDITIONAL INSURANCE/(3)/              effect)                             rider benefit amount:
                                                                           Highest: $0.17
                                                                           Lowest: $0.04
                                                                           Representative:
                                                                           $0.16/(20)/
CASH VALUE PLUS RIDER                  Upon payment of initial             One-time charge of
                                       premium                             $250

ADDING A LIVING BENEFITS RIDER         At the time of the transaction      $100 (if elected
                                                                           after policy issue)

EXERCISE OF OPTION TO RECEIVE          At the time of the transaction      $250
A "LIVING BENEFIT"
-----------------------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(1)For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

(2)Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge will be refunded upon surrender within the first three policy years.

(3)Since the charges may vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."

(4)If your policy includes the Cash Value Plus Rider, the surrender charges are reduced (see "Cash Value Plus Rider" in "More information about policy features and benefits" later in this prospectus).

(5)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

(6)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred plus non-tobacco user risk class.

(7)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(8)Unless you specify otherwise, this charge will be deducted from the amount you request.

(9)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.

(10)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.

(11)Not applicable after the insured person reaches age 100.

(12)Not applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/ benefit summary: Policy features, benefits and risks" later in this prospectus.

(13)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.

(14)Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.

(15)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred plus non-tobacco user risk class.

(16)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(17)Amount charged equals the sum of disability premium waiver rider charges corresponding to the base policy, any children's term insurance, option to purchase additional insurance and/or any Long Term Care Services/SM/ Rider that you have added to your policy and to any base policy face amount increases.

(18)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.

(19)Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.

(20)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred plus non-tobacco user risk class.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from Portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/         0.61%  2.09%
-------------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



   --------------------------------------------------------------------------
    PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL
    PERCENTAGE OF DAILY NET ASSETS
   --------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses for 2015 after    Lowest Highest
   the effect of Expense Limitation Arrangements/(/*/)/        0.61%  1.58%
   --------------------------------------------------------------------------



(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets VIP Fund.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Optimizer(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Optimizer(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Optimizer(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Optimizer(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain the no-lapse guarantee, the guarantee is still in effect and any outstanding

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see "You can elect a" paid up "death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT OR (II) TO MAINTAIN THE NO-LAPSE GUARANTEE THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The no-lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. We call this guarantee against termination our "no-lapse guarantee." The length of your policy's guarantee period will range from 5 to 20 years depending on the insured's age when we issue the policy. Under the No Lapse Guarantee provision, the policy is guaranteed not to lapse during a no lapse guarantee period of 20 years for issue ages 0-55, the number of years to attained age 75 for issue ages 56-69, and 5 years for issue ages 70 and over. In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

..   You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the no-lapse guarantee" under "More information about policy benefits" later in this prospectus); and

..   Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services/SM/ Rider at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER

In states where approved and subject to our underwriting guidelines, the Long Term Care Services/SM/ Rider may be added to your policy at

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. If you are purchasing this policy through an option to purchase additional insurance under another policy, or a conversion from a term life policy or term rider, you cannot add the Long Term Care Services/SM/ Rider. You can add this rider to policies with a face amount of at least $100,000 which are not issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or term rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.


In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.


You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

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WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Optimizer(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Cash Value Plus Rider, the minimum face amount is $1 million. If you are exercising the option to purchase additional insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our disability deduction waiver or disability premium waiver maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy 3) policy owners of certain discontinued AXA Equitable variable life products where a requested increase in coverage involves the issuance of an additional variable life policy or 4) face amount increases on a 1980 CSO product issued on a less favorable underwriting basis than the base policy, the minimum face amount is $10,000.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.)
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                    - or -

..   Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

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IF THE VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE OPTION A OR
OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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--------------------------------------------------------
 AGE:*   40 AND UNDER       45    50    55    60    65
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 %:      250%              215%  185%  150%  130%  120%

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 AGE:    70   75-90   91    92    93   94-OVER
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%:      115%  105%   104%  103%  102%  101%
-------------------------------------------------

*  For the then-current policy year.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit" later

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

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SUBJECT TO CERTAIN RESTRICTIONS YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION.
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CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to Option B, we automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below the minimum stated in your policy. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 80, if the paid up death benefit guarantee is in effect or your policy is on loan extension. Also, changes from Option A to Option B may cause certain policy benefits to be unavailable.

If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option B to Option A any time after the second policy year and before the policy anniversary nearest the insured's 100th birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See "Alternative higher death benefit in certain cases" earlier in this section.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under your policy while the Long Term Care Services/SM/ Rider is in effect. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or
(iii) your policy is on loan extension. Also, we will not approve a face amount increase if the insured person has reached age 81. Moreover, we will not approve a face amount increase while the Long Term Care Services/SM/ Rider or Cash Value Plus Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional ten-year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no lapse guarantee, paid up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE OPTIMIZER(R) VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Optimizer(R) is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. Incentive Life Optimizer(R) is available for issue ages 0 to 85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
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 BY MAIL:

  At the Post Office Box for our Administrative Office:
  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
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 BY EXPRESS DELIVERY ONLY:

  At the Street Address for our Administrative Office:
  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
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 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
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 BY E-MAIL:

  life-service@axa.us.com
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 BY FAX:

  1-855-268-6378
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 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see"How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses

                             WHO IS AXA EQUITABLE?

credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Optimizer(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life Optimizer(R) and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.




------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current     .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         income.                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and          .   AXA Equitable Funds Management       (check mark)
  CONSERVATIVE-PLUS  growth of capital, with a greater                Group, LLC
  ALLOCATION         emphasis on current income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income, with a          Group, LLC
                     greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  AGGRESSIVE - ALT   current income, with a greater emphasis        Group, LLC
  25                 on capital appreciation.
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  ALT 20             current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  MODERATE GROWTH -  current income, with a greater emphasis        Group, LLC
  ALT 15             on current income.
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH             capital.
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-         Group, LLC
                     adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Morgan Stanley Investment
                                                                    Management Inc.
                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY         returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   EARNEST Partners, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                .   Federated Global Investment
                                                                    Management Corp.
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED      term growth of income, accompanied by          Group, LLC
  VOLATILITY         growth of capital with an emphasis on      .   BlackRock Investment Management, LLC
                     risk-adjusted returns and managing         .   Northern Cross, LLC
                     volatility in the Portfolio.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted      Group, LLC
                     returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   Capital Guardian Trust Company
                                                                .   Vaughan Nelson Investment Management
                                                                .   Thornburg Investment Management,
                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth  .   AXA Equitable Funds Management       (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns      Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.  .   BlackRock Investment Management, LLC
                                                                .   Loomis, Sayles & Company, L.P.
                                                                .   T. Rowe Price Associates, Inc.
                                                                .   Wells Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
----------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.     .   Loomis, Sayles & Company, L.P.
  GROWTH
----------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk          Group, LLC
                     adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Diamond Hill Capital Management,
                                                                    Inc.
                                                                .   Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------
AXA SMARTBETA        Seeks to achieve long-term capital         .   AXA Rosenberg Management, LLC
  EQUITY/(1)/        appreciation.
----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and  .   BlackRock Investment Management, LLC
  VALUE EQUITY       secondarily, income.
----------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS   Seeks a combination of growth and          .   Boston Advisors, LLC
  EQUITY INCOME      income to achieve an above-average and
                     consistent total return.
----------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                     INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                       SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital              .   Calvert Investment Management Inc.
  RESPONSIBLE        appreciation.
-------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of            .   Capital Guardian Trust Company
  RESEARCH           capital.
-------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before          .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/CONVERTIBLE       Seeks a high level of total return.             .   AXA Equitable Funds Management
  SECURITIES/(1)/                                                        Group, LLC
                                                                     .   Palisade Capital Management, L.L.C.
-------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before          .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Barclays Intermediate
                     U.S. Government/Credit Bond Index,
                     including reinvestment of dividends, at a risk
                     level consistent with that of the Barclays
                     Intermediate U.S. Government/Credit Bond
                     Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before          .   AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Price Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.          .   GAMCO Asset Management, Inc.
  AND ACQUISITIONS
-------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.         .   GAMCO Asset Management, Inc.
  COMPANY VALUE
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and             .   AXA Equitable Funds Management
                     current income.                                     Group, LLC
                                                                     .   BlackRock Investment Management, LLC
                                                                     .   First International Advisors, LLC
                                                                     .   Wells Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before          .   AXA Equitable Funds Management
  GOVERNMENT BOND    expenses that approximates the total return         Group, LLC
                     performance of the Barclays U.S.                .   SSgA Funds Management, Inc.
                     Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Barclays U.S. Intermediate Government
                     Bond Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before         .   AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total
                     return performance of a composite index
                     comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX
                     Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     composite index.
-------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                      INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and              .   Invesco Advisers, Inc.
                     income.
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital               .   J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                        Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before           .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.           .   Massachusetts Financial Services
  INTERNATIONAL                                                           Company d/b/a MFS Investment
  GROWTH                                                                  Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(2)/ Seeks to obtain a high level of current          .   The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                 .   Morgan Stanley Investment
  MID CAP GROWTH                                                          Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          .   Pacific Investment Management
  SHORT BOND         traditional money market products while              Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                          Group, LLC
                                                                      .   Pacific Investment Management
                                                                          Company LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible        .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital               .   T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through            .   UBS Global Asset Management
  INCOME             capital appreciation with income as a                (Americas) Inc.
                     secondary consideration.
--------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital               .   Wells Capital Management, Inc.
  OMEGA GROWTH       growth.
--------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB SHARES                                                 INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   ClearBridge Investments, LLC
                                                                 .   Scotia Institutional Asset
                                                                     Management US, Ltd.
                                                                 .   T. Rowe Price Associates, Inc.
                                                                 .   Westfield Capital Management
                                                                     Company, L.P.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  .   AXA Equitable Funds Management
  BOND               income and capital appreciation,                Group, LLC
                     consistent with a prudent level of risk.    .   BlackRock Financial Management, Inc.
                                                                 .   DoubleLine Capital LP
                                                                 .   Pacific Investment Management
                                                                     Company LLC
                                                                 .   SSgA Funds Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP GROWTH         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Franklin Advisers, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        .   AXA Equitable Funds Management
  CAP VALUE          capital.                                        Group, LLC
                                                                 .   BlackRock Investment Management, LLC
                                                                 .   Diamond Hill Capital Management,
                                                                     Inc.
                                                                 .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        .   Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                                    .   AXA Equitable Funds Management
                                                                     Group, LLC
                                                                 .   SSgA Funds Management, Inc.
                                                                 .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Invesco Asset Management
                                                                                   Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
-------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.


-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.  .   Waddell & Reed Investment
  SCIENCE AND                                                   Management Company
  TECHNOLOGY                                                    (WRIMCO)
------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.  .   Waddell & Reed Investment
  CAP GROWTH                                                    Management Company
                                                                (WRIMCO)
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST --                                                             INVESTMENT MANAGER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------


(1)This Portfolio will be available on or about May 20, 2016, subject to regulatory approval.
(2)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in
(ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium (after deduction of any premium charge), loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless the paid up death benefit guarantee is in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option and among our variable investment options are more limited. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee is in effect. For more information, see "Paid up death benefit guarantee" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.


CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.


See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unrestricted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or


..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.


For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.


This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.


We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.


LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.


Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Optimizer(R) policies in 2008, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no-lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See "Tax information" below for a discussion of the tax consequences of a policy loan.

                             ACCESSING YOUR MONEY

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   No future allocations or transfers to the investment options will be accepted.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.


Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy.

                             ACCESSING YOUR MONEY

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM/ Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. We will not deduct a charge for making a partial withdrawal.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long Term Care Services/SM/ Rider, and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits pay-able under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Optimizer(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.


The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.


If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.


A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.


In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. We may also be required to provide a higher death benefit notwithstanding the decrease in face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will generally be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be

                                TAX INFORMATION
tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.


If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.


Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.


You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

                                TAX INFORMATION

LONG TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person. Charges for the Long Term Care Services/SM/ Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. The Long Term Care Services/SM/ Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.


Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


TAX SHELTER REGULATIONS. Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

                                TAX INFORMATION

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.45 million in 2016). A portability rule generally permits a surviving spouse to elect to carryover the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2016, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5.45 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. Further guidance is anticipated. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S. source income. We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Even though this section in the prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR THE NO-LAPSE GUARANTEE

We offer a guarantee against policy lapse that depends on your having paid specified amounts of premiums. We refer to this guarantee as our "no-lapse guarantee" and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary:
Policy features, benefits and risks," earlier in this Prospectus.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse guarantee and guarantee premiums for any optional riders that are then available under your policy. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the no-lapse guarantee is set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 99;

..   you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a living benefits rider or the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below the minimum stated in your policy;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the Long Term Care Services/SM/ Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than the minimum stated in your policy.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals and full surrender)" under "Tax Information."

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

..   Long Term Care Services/SM/ Rider -- Described below.

..   Cash Value Plus Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   disability premium waiver -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all AXA Equitable and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider (Available for policies with a minimum face amount of $100,000 unless it is issued as a result of an option to purchase additional insurance election or a conversion from a term life policy, see "You can change your policy's insured person" under "More information about procedures that apply to your policy")

..   living benefits rider (See "Your option to receive a terminal illness living benefit" under "Accessing your money")

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

..   paid up death benefit guarantee endorsement (See "Paid up death benefit guarantee" under "More information about policy features and benefits.")

..   loan extension endorsement (See "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

CASH VALUE PLUS RIDER

In states where approved, an optional rider may be elected at issue that reduces the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years. In order to elect the rider, the policy must have a minimum face amount of $1 million and the initial annualized planned periodic premium must be at least $50,000. There is a one-time charge of $250 for the rider and the rider charge will be deducted in a lump sum from the initial net premium, after deduction of the premium charge.

The rider works by refunding all or a portion of the premium charge and waiving all or a portion of the surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under the rider are as follows:

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 SURRENDER IN POLICY   PERCENT OF PREMIUM  PERCENT OF SURRENDER
       YEAR            CHARGE REFUNDED*      CHARGES WAIVED
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        1                    100%                 100%
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        2                    80%                  100%
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        3                    33%                  100%
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        4                     0%                  100%
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        5                     0%                  80%
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        6                     0%                  65%
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        7                     0%                  45%
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        8                     0%                  25%
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   9 and later                0%                   0%
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* The mortality and expense risk charge and other monthly charges are not refunded.

The reduction of the surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium load refund that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 3 policy years in order for the policy to satisfy the definition of a "life insurance contract" under Section 7702 of the Code.

.. RIDER TERMINATION. The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; or 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates.

LONG TERM CARE SERVICES/SM/ RIDER/(1)/

In states where approved and if you are applying for policy with a face amount of $100,000 or higher which is not issued as a result of an option to purchase additional insurance election or a conversion from a term life policy, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services./(2)/ Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period", as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long Term Care Services/SM/ Rider.
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(1)In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illness Rider.
(2)For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

We will pay up to the long-term care specified amount for qualified long-term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from AXA Equitable and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company of America and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% (100% in the State of New York) of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value, and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned Policy Account Value will not be reduced by more than the accumulated benefit lien amount.

.. ELIMINATION PERIOD. The Long Term Care Services/SM/ Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the current long-term care specified amount;

5. the date you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7. the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4. The maximum monthly benefit will not be reduced.

5. Any actual premium fund and no-lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7. the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long-term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services/SM/ Rider, see "Tax Treatment of living benefits rider or Long Term Care Services/SM/ Rider under a policy with the applicable rider" earlier in this prospectus.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans.

The credit begins in the policy's 9th year. The percentage credit is currently at an annual rate as described in the charts below depending upon the issue age of the insured, the policy duration and the level at which the policy is funded. If at the end of the first 7 policy years, the cumulative amount of premiums that you have paid to date (less any partial withdrawals) is less than 17 "target premiums" for issue ages 18 - 58 or less than 13 "target premiums" for issue ages 0 - 17 and issue ages 59 and above, the percentage credit will be as follows:

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ISSUE                              CREDIT                           CREDIT
AGE      DURATION                  AMOUNT DURATION                  AMOUNT
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 0 - 29  Policy yrs
          9 - 35                   0.25%  Policy yrs 36+            0.40%
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30 - 39  Policy yrs
          9 - 25                   0.20%  Policy yrs 26+            0.35%
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40 - 49  Policy yrs
          9 - 20                   0.15%  Policy yrs 21+            0.30%
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50 - 59  Policy yrs
          9 - 15                   0.15%  Policy yrs 16+            0.20%
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 60 +    Policy yrs
          9+                       0.15%
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Otherwise, the percentage credit will be as follows:
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ISSUE                              CREDIT                           CREDIT
AGE      DURATION                  AMOUNT DURATION                  AMOUNT
--------------------------------------------------------------------------
 0 - 29  Policy yrs
         9 - 30                    0.25%  Policy yrs 31+            0.55%
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30 - 39  Policy yrs
          9 - 20                   0.25%  Policy yrs 21+            0.55%
--------------------------------------------------------------------------
40 - 49  Policy yrs
          9 - 15                   0.25%  Policy yrs 16+            0.50%
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50 - 59  Policy yrs
          9 - 10                   0.25%  Policy yrs 11+            0.50%
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 60 +    Policy yrs
          9+                       0.25%
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The "target premium" is actuarially determined for each policy, based on that policy's characteristics, as well as the policy's face amount. The illustrations of Policy Benefits that your financial professional will provide will contain more information regarding the amount of premiums that must be paid in order for the higher percentage credit to be applicable to your policy.

This credit is not guaranteed. Because Incentive Life Optimizer(R) was first offered in 2008, no customer loyalty credit has yet been made to an Incentive Life Optimizer(R) policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

VARIATIONS AMONG INCENTIVE LIFE OPTIMIZER(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Optimizer(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Optimizer(R). We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


A beneficiary residing outside the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.


If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for information purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount, among other factors. In addition, if your policy includes the Cash Value Plus Rider, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $8.90 and $46.10 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the Cash Value Plus Rider, the surrender charges are reduced (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or
(iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or
(iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $15 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $10. However, the $15 monthly charge and the $10 monthly charge will not be applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus. In addition, we deduct between $0.06 and $0.30 per $1,000 of your initial base policy face amount and any face amount increase at the beginning of each policy month in the first ten policy years and any 10 year period following a face amount increase. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Tables. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics,

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

For policies with a minimum stated face amount of $25,000 which are issued as a result of an option to purchase additional insurance election or a conversion from a term life policy or rider, our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, under these circumstances, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $100,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy's variable investment options during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1-10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy (except for the Cash Value Plus Rider which has a one-time charge). The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. DISABILITY PREMIUM WAIVER. If you chose this rider, we deduct an amount from your policy account value each month while the rider is in effect. This amount is between $0.02 and $0.60 per $1,000 of initial base policy face amount. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES rider benefit amount each month while both the other rider and this rider are in effect. If you choose the option to purchase additional insurance, we will deduct an amount between $0.02 and $0.07. If you choose the children's term insurance, we will deduct an amount between $0.01 and $0.03. If you choose the Long Term Care Services/SM/ Rider, we will deduct an amount between $0.0009 and $0.02. These amounts are in addition to the charges for the riders themselves.

.. LONG TERM CARE SERVICES/SM/ RIDER. If you chose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. CASH VALUE PLUS RIDER. If you chose this rider, we deduct a one-time charge of $250 for the rider and the rider charge will be deducted in a lump sum from the initial net premium, after deduction of the premium charge.

.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.


We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS


CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."


We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

If your policy has this substitution of insured person rider and after the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no-lapse guarantee and Long Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.



GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Optimizer(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Optimizer(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Optimizer(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service, asset rebalancing service and changes to the minimum growth cap rate for MSO in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. AXA Equitable may terminate any such authorization at any time without prior notice.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments,

                     MORE INFORMATION ABOUT OTHER MATTERS
which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policyholders)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

..   change of beneficiary(ies)


For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.


If you wish to enroll through axa.com or us.axa.com for those outside the U.S., or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S. Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

                     MORE INFORMATION ABOUT OTHER MATTERS

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life Optimizer(R) from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to

                     MORE INFORMATION ABOUT OTHER MATTERS
qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.


Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.


As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation on a policy in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock

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options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.10% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.



ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.

                     MORE INFORMATION ABOUT OTHER MATTERS

Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of Separate Account FP and AXA Equitable

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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2015 (or expected to be incurred in 2016, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2015. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

                          PERSONALIZED ILLUSTRATIONS

Requesting more information


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The Statement of Additional Information ("SAI"), dated May 1, 2016, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                                      PAGE

Who is AXA Equitable?                                                                  2

Ways we pay policy proceeds                                                            2

Distribution of the policies                                                           2

Underwriting a policy                                                                  2

Insurance regulation that applies to AXA Equitable                                     2

Custodian and Independent Registered Public Accounting Firm                            2

Financial Statements                                                                   2

                                                                      811-04335

Incentive Life Optimizer(R) II

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2016


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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This prospectus describes the Incentive Life Optimizer(R) II policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. Certain optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.

Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. For information about income, estate and gift taxes in connection with life insurance policies as well as possible estate and gift tax consequences associated with the death benefits, please see the Tax information section later in this prospectus, including the information under "Estate, gift, and generation-skipping taxes".

WHAT IS INCENTIVE LIFE OPTIMIZER(R) II?

Incentive Life Optimizer(R) II provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option, the Market Stabilizer Option(R) and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
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.. All Asset Aggressive-Alt 25
.. All Asset Growth-Alt 20
.. All Asset Moderate Growth-Alt 15
.. American Century VP Mid Cap Value
.. American Funds Insurance Series(R) Global Small Capitalization Fund/SM/
.. American Funds Insurance Series(R) New World Fund(R)
.. AXA Balanced Strategy/(1)/
.. AXA Conservative Growth Strategy/(1)/
.. AXA Conservative Strategy/(1)/
.. AXA 400 Managed Volatility
.. AXA 500 Managed Volatility
.. AXA 2000 Managed Volatility
.. AXA Global Equity Managed Volatility
.. AXA Growth Strategy/(1)/
.. AXA International Core Managed Volatility
.. AXA International Managed Volatility
.. AXA International Value Managed Volatility
.. AXA Large Cap Core Managed Volatility
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility
.. AXA Mid Cap Value Managed Volatility
.. AXA Moderate Growth Strategy/(1)/

.. AXA SmartBeta Equity/(2)/

.. Charter/SM/ Multi-Sector Bond
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value

.. AXA/AB Small Cap Growth

.. AXA/Loomis Sayles Growth
.. EQ/BlackRock Basic Value Equity
.. EQ/Boston Advisors Equity Income
.. EQ/Calvert Socially Responsible
.. EQ/Capital Guardian Research
.. EQ/Common Stock Index
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VARIABLE INVESTMENT OPTIONS
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.. EQ/Convertible Securities/(2)/

.. EQ/Core Bond Index
.. EQ/Equity 500 Index
.. EQ/GAMCO Mergers and Acquisitions
.. EQ/GAMCO Small Company Value
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond

.. EQ/International Equity Index

.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Value Index
.. EQ/MFS International Growth
.. EQ/Mid Cap Index
.. EQ/Money Market
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. EQ/Wells Fargo Omega Growth
.. Fidelity(R) VIP Contrafund(R)
.. Fidelity(R) VIP Growth & Income
.. Fidelity(R) VIP Mid Cap
.. Franklin Mutual Shares VIP
.. Franklin Rising Dividends VIP
.. Franklin Small Cap Value VIP
.. Franklin Strategic Income VIP
.. Goldman Sachs VIT Mid Cap Value
.. Invesco V.I. Global Real Estate
.. Invesco V.I. International Growth
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy Funds VIP Energy
.. Ivy Funds VIP High Income
.. Ivy Funds VIP Mid Cap Growth
.. Ivy Funds VIP Science and Technology
.. Ivy Funds VIP Small Cap Growth
.. Lazard Retirement Emerging Markets Equity
.. MFS(R) International Value
.. MFS(R) Investors Trust

.. MFS(R) Massachusetts Investors Growth Stock

.. Multimanager Aggressive Equity
.. Multimanager Core Bond
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. PIMCO CommodityRealReturn(R) Strategy
.. PIMCO Real Return
.. PIMCO Total Return

.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
.. T. Rowe Price Equity Income II

.. Templeton Developing Markets VIP
.. Templeton Global Bond VIP
.. Templeton Growth VIP

.. VanEck VIP Global Hard Assets

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(1)Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.

(2)This variable investment option will be available on or about May 20, 2016, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more detailed information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. If you are the policy's owner and the insured person, the death benefit will generally be includible in your estate for purposes of federal estate tax.



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                      Catalog No. 145327 (5/16)
                                                               #36448/AA & ADLL

THE MARKET STABILIZER OPTION(R). The Market Stabilizer Option(R) ("MSO") is an investment option that is also available under this policy. The option provides for participation in the performance of the S&P 500 Price Return index which excludes dividends, (the "Index") up to the Growth Cap Rate that we set on the Segment Start Date. On the Segment Maturity Date, we will apply the Index-Linked Rate of Return to the Segment Account Value based on the performance of the Index. If the performance of the Index has been positive for the Segment Term and equal to or below the Growth Cap Rate, we will apply to the Segment Account Value an Index-Linked Rate of Return equal to the full Index performance. If the performance of the Index has been positive for the Segment Term and above the Growth Cap Rate, we will apply an Index-Linked Rate of Return equal to the Growth Cap Rate. If the Index has negative performance, the Index-Linked Rate of Return will be 0% unless the Index performance goes below -25% for the Segment Term. In that case only the negative performance in excess of -25% will be applied to the Segment Account Value. Please see "About the Market Stabilizer Option(R)" for more information and definitions of terms associated with the MSO.

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PLEASE NOTE THAT YOU WILL NOT BE CREDITED WITH ANY POSITIVE INDEX PERFORMANCE WITH RESPECT TO AMOUNTS THAT ARE REMOVED FROM A SEGMENT PRIOR TO THE SEGMENT MATURITY DATE. EVEN WHEN THE INDEX PERFORMANCE HAS BEEN POSITIVE, SUCH EARLY REMOVALS WILL CAUSE YOU TO LOSE SOME PRINCIPAL. PLEASE SEE "EARLY DISTRIBUTION ADJUSTMENT" LATER IN THIS PROSPECTUS.
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OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Optimizer(R) II or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

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The Market Stabilizer Option(R) is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P") or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the Market Stabilizer Option(R) or any member of the public regarding the advisability of investing in securities generally or in the Market Stabilizer Option(R) particularly or the ability of the S&P 500 Price Return index (the "Index") to track general stock market performance. S&P's and its third party licensor's only relationship to AXA Equitable is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the Index which is determined, composed and calculated by S&P or its third party licensors without regard to AXA Equitable or the Market Stabilizer Option(R). S&P and its third party licensors have no obligation to take the needs of AXA Equitable or the owners of the Market Stabilizer Option(R) into consideration in determining, composing or calculating the Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the Market Stabilizer Option(R) or the timing of the issuance or sale of the Market Stabilizer Option(R) or in the determination or calculation of the equation by which the Market Stabilizer Option(R) is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Market Stabilizer Option(R).

Contents of this Prospectus

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Definitions of Key Terms                                                      5

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1. RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY                    7
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Tables of policy charges                                                      7
How we allocate charges among your investment options                        10
Changes in charges                                                           10

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2. RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS                 11
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How you can pay for and contribute to your policy                            11
The minimum amount of premiums you must pay                                  11
You can guarantee that your policy will not terminate before a certain date  12
You can elect a "paid up" death benefit guarantee                            13
You can receive an accelerated death benefit under the Long-Term Care
  Services/SM/ Rider                                                         13
Investment options within your policy                                        13
About your life insurance benefit                                            15
Alternative higher death benefit in certain cases                            15
You can increase or decrease your insurance coverage                         16
Accessing your money                                                         17
Risks of investing in a policy and the Market Stabilizer Option(R)           18
How the Incentive Life Optimizer(R) II variable life insurance policy is
  available                                                                  19

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3. WHO IS AXA EQUITABLE?                                                     20
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How to reach us                                                              21
About our Separate Account FP                                                21
About Separate Account No. 67                                                22
Your voting privileges                                                       22
About the Trusts                                                             22

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4. ABOUT THE PORTFOLIOS OF THE TRUSTS                                        23
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Portfolios of the Trusts                                                     24

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"We," "our" and "us" refer to AXA Equitable. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.


When we use the word "state" we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life Optimizer(R) II anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

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5. ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING
  AMOUNTS TO THE MSO)                                                        32
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Definitions                                                                  32
Description of the Market Stabilizer Option(R)                               33

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6. DETERMINING YOUR POLICY'S VALUE                                           42
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Your policy account value                                                    42

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7. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                      43
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Transfers you can make                                                       43
How to make transfers                                                        44
Our automatic transfer service                                               44
Our asset rebalancing service                                                44

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8. ACCESSING YOUR MONEY                                                      45
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Borrowing from your policy                                                   45
Loan extension (for guideline premium test policies only)                    46
Making withdrawals from your policy                                          47
Surrendering your policy for its net cash surrender value                    47
Your option to receive a terminal illness living benefit under the Living
  Benefits Rider                                                             48

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9. TAX INFORMATION                                                           49
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Basic income tax treatment for you and your beneficiary                      49
Tax treatment of distributions to you (loans, partial withdrawals, and full
  surrender)                                                                 49
Tax treatment of Living Benefits Rider or Long-Term Care Services/SM/ Rider
  under a policy with the applicable rider                                   50
Business and employer owned policies                                         51
Requirement that we diversify investments                                    51
Estate, gift, and generation-skipping taxes                                  52
Pension and profit-sharing plans                                             52
Split-dollar and other employee benefit programs                             52
ERISA                                                                        52
3.8% Tax on Net Investment Income or "NII"                                   52
Our taxes                                                                    52
When we withhold taxes from distributions                                    53
Possibility of future tax changes and other tax information                  53

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10. MORE INFORMATION ABOUT POLICY FEATURES AND  BENEFITS                     54
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Guarantee premium test for the no-lapse guarantees                           54
Paid up death benefit guarantee                                              54
Other benefits you can add by rider                                          55
Customer loyalty credit                                                      60
Variations among Incentive Life Optimizer(R) II policies                     61
Your options for receiving policy proceeds                                   61
Your right to cancel within a certain number of days                         61


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11. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES                            62
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Deducting policy charges                                                     62
Charges that the Trusts deduct                                               66

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12. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO  YOUR POLICY             67
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Dates and prices at which policy events occur                                67
Policy issuance                                                              68
Ways to make premium and loan payments                                       68
Assigning your policy                                                        68
You can change your policy's insured person                                  69
Requirements for surrender requests                                          69
Gender-neutral policies                                                      69
Future policy exchanges                                                      69
Broker transaction authority                                                 69

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13. MORE INFORMATION ABOUT OTHER MATTERS                                     70
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About our general account                                                    70
Transfers of your policy account value                                       70
Telephone and Internet requests                                              71
Cybersecurity                                                                72
Suicide and certain misstatements                                            72
When we pay policy proceeds                                                  72
Changes we can make                                                          72
Reports we will send you                                                     73
Distribution of the policies                                                 73
Legal proceedings                                                            75

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14. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND  AXA EQUITABLE           76
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15.INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                           77
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16.PERSONALIZED ILLUSTRATIONS                                                78
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Illustrations of policy benefits                                             78


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APPENDICES
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  I   --   Hypothetical illustrations                                       I-1
 II   --   MSO Early Distribution Adjustment Examples                      II-1
III   --   Calculating the alternate death benefit                        III-1
 IV   --   Policy variations                                               IV-1
  V   --   State policy availability and/or variations of certain
             features and benefits                                          V-1

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REQUESTING MORE INFORMATION
  Statement of Additional Information
  Table of contents
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                          CONTENTS OF THIS PROSPECTUS

Definitions of Key Terms


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ALTERNATIVE DEATH BENEFIT -- the alternate higher death benefit is based upon the life insurance qualification test that you choose. We will automatically pay an alternative death benefit if it is higher than the basic death benefit option you have selected.

AMOUNT AT RISK -- our amount at risk on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy.

BENEFICIARY -- the person or entity you designate to receive the death benefit payable at the death of the Insured.

BUSINESS DAY -- is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

CASH SURRENDER VALUE -- the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy.

COST OF INSURANCE CHARGE -- the monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000.

COST OF INSURANCE RATES -- the cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year.

CUSTOMER LOYALTY CREDIT -- a customer loyalty credit is provided for policies that have been in force for more than 8 years. This is added to your policy account value each month.

ENHANCED NO LAPSE GUARANTEE -- the enhanced no lapse guarantee is an optional rider that may be elected at issue at no additional charge that provides a longer guarantee period than described below with a possible higher and/or longer premium requirement, provided that you allocate all of your policy account value to any of the AXA Strategic Allocation investment options.

FACE AMOUNT -- represents the amount of insurance coverage you want on the life of the insured person.

GUARANTEED INTEREST ACCOUNT -- is a fixed account that is part of our General Account.

GUARANTEE PREMIUM -- you can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth in your policy.

INSURED -- the person on whose life we base this policy.

LONG-TERM CARE SERVICES/SM/ RIDER -- subject to restrictions, this is an optional rider that may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services.


MARKET STABILIZER OPTION(R) ("MSO") -- the MSO is an optional rider that provides a rate of return tied to the performance of the S&P 500 Price Return Index.


NET CASH SURRENDER VALUE -- The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care Services/SM/ Rider, and minus any surrender charge that then remains applicable. If you have any policy account value in the MSO, the Segment Distribution Value and not the Segment Account Value will be used to calculate your policy account value for the purpose of determining your net cash surrender value.

NET POLICY ACCOUNT VALUE -- your "net policy account value" is the total of
(i) your amounts in our variable investment options, (ii) your Segment Account Value(s), (iii) your amounts in our guaranteed interest option, (iv) plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a Living Benefits Rider.

NO-LAPSE GUARANTEE -- provides a guarantee against policy termination for a specific period of time.

OWNER -- the owner of the policy. "You" or "your" refers to the owner.

PAID UP DEATH BENEFIT GUARANTEE -- the "paid up" death benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments.

POLICY -- the policy with any attached application(s), any riders, and any endorsements.

POLICY ACCOUNT VALUE -- your policy account value is the total of (i) your amounts in our variable investment options, (ii) your Segment

                           DEFINITIONS OF KEY TERMS

Account Value(s), (iii) your amounts in our guaranteed interest option (other than in (iv)), and (iv) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options).

PREMIUM PAYMENTS -- We call the amounts you contribute to your policy "premiums" or "premium payments."

REGISTER DATE -- Your policy's "register date" will be shown in your policy and is the date from which we measure the months, years and anniversaries of your policy. Your register date is determined as described in "Policy issuance" under "More information about procedures that apply to your policy" later in this prospectus.

SEGMENT MATURITY GIO LIMITATION -- A specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. AXA Equitable reserves the right to implement a specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The specified percentage limitation can be changed at anytime, but it will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option. Please see "Appendix IV:
Policy variations" later in this prospectus for more information.

SEGMENT MATURITY DATE -- The date on which a Segment Term is completed and the Index-Linked Return for that Segment is applied to a Segment Account Value.

SEGMENT MATURITY VALUE -- This is the Segment Account Value adjusted by the Index-Linked Return for that Segment.

SEGMENT START DATE -- The Segment Start Date is the day on which a Segment is created.

SEGMENT TERM -- The duration of a Segment. The Segment Term for each Segment begins on its Segment Start Date and ends on its Segment Maturity Date one year later. We are currently only offering Segment Terms of approximately one year. We may offer different durations in the future.

                           DEFINITIONS OF KEY TERMS

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.

The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. ALL CHARGES ARE SHOWN ON A GUARANTEED MAXIMUM BASIS. THE CURRENT CHARGES MAY BE LOWER THAN THE GUARANTEED MAXIMUM FOR CERTAIN CHARGES./(1)/

-------------------------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------------
 CHARGE                                            WHEN CHARGE IS DEDUCTED         MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                                     From each premium               6% of each premium/(2)/
SURRENDER (TURNING IN) OF YOUR POLICY DURING ITS   Upon surrender                  Initial surrender charge per $1,000
FIRST 10 YEARS OR THE FIRST 10 YEARS AFTER YOU                                     of initial base policy face amount or
HAVE REQUESTED AN INCREASE IN YOUR POLICY'S                                        per $1,000 of requested base policy
FACE AMOUNT/(3)(5)/                                                                face amount increase:/(4)/
                                                                                   Highest: $45.91
                                                                                   Lowest: $8.71
                                                                                   Representative: $16.62/(6)/
REQUEST A DECREASE IN YOUR POLICY'S FACE           Effective date of the decrease  A pro rata portion of the charge that
AMOUNT/(3)/                                                                        would apply to a full surrender at
                                                                                   the time of the decrease.
TRANSFERS AMONG INVESTMENT OPTIONS                 Upon transfer                   $25 per transfer./(7)/
SPECIAL SERVICES CHARGES                           At the time of the transaction  Current and Maximum Charge: $90
..   Wire transfer charge/(8)/                      At the time of the transaction  Current and Maximum Charge: $35
..   Express mail charge/(8)/                       At the time of the transaction  Current and Maximum Charge: $25
..   Policy illustration charge/(9)/                At the time of the transaction  Current and Maximum Charge: $35
..   Duplicate policy charge/(9)/                   At the time of the transaction  Current and Maximum Charge: $50
..   Policy history charge/(9)(10)/                 At the time of the transaction  Current and Maximum Charge: $25
..   Charge for returned payments/(9)/
-------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO
 OPERATING EXPENSES
-----------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------
ADMINISTRATIVE              Monthly           (1)Policy Year        Amount deducted
CHARGE/(3)(11)/
                                                1                   $15/(12)/
                                                2+                  $10/(12)/
                                                             plus

                                                (2)Charge per
                                                   $1,000 of the
                                                   initial base
                                                   policy face
                                                   amount and any
                                                   requested base
                                                   policy face
                                                   amount increase
                                                   that exceeds the
                                                   highest previous
                                                   face amount:

                                                  Highest: $0.34
                                                  Lowest: $0.09
                                                  Representative:
                                                  $0.11/(6)/
--------------------------------------------------------------------
COST OF INSURANCE CHARGE/(3)(11)(13)/  Monthly  Charge per $1,000
                                                of the amount for
                                                which we are at
                                                risk:/(14)/

                                                Highest: $83.34
                                                Lowest: $0.02
                                                Representative:
                                                $0.09/(15)/
--------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
 CHARGE                            WHEN CHARGE IS DEDUCTED  MAXIMUM AMOUNT THAT MAY BE DEDUCTED
----------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE         Monthly                        Annual % of your value in our variable
                                                            Policy Year  investment options and MSO
                                                            -----------  --------------------------------------

                                                            1-10         1.00%
                                                            11+          0.50%
----------------------------------------------------------------------------------------------------------------

LOAN INTEREST SPREAD/(16)/  On each policy anniversary (or on  1% of loan amount.
                            loan termination, if earlier)

---------------------------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES//           WHEN CHARGE IS DEDUCTED          MAXIMUM AMOUNT THAT MAY BE DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
CHILDREN'S TERM INSURANCE           Monthly (while the rider is in   Charge per $1,000 of rider benefit amount:
                                    effect)

                                                                     $0.50
---------------------------------------------------------------------------------------------------------------------------
DISABILITY DEDUCTION WAIVER/(3)/    Monthly (while the rider is in   Percentage of all other monthly charges:
                                    effect)

                                                                     Highest: 132%
                                                                     Lowest: 7%
                                                                     Representative: 12%/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER/(3)/      Monthly (while the rider is in   Charge for Disability Premium Waiver per $1,000 of
(Initial base policy face           effect)                          benefit for which such rider is purchased:/(17)/
amount/(18)/)

                                                                     Highest: $0.60
                                                                     Lowest: $0.01
                                                                     Representative: $0.06/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER/(3)/      Monthly (while the rider is in   Charge for Disability Premium Waiver per $1,000 of
(Children's Term Insurance)         effect)                          benefit for which such rider is purchased:/(17)/

                                                                     Highest: $0.03
                                                                     Lowest: $0.01
                                                                     Representative: $0.01/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER/(3)/      Monthly (while the rider is in   Charge for Disability Premium Waiver per $1,000 of
(Long-Term Care Services/SM /Rider) effect)                          benefit for which such rider is purchased:/(17)/

                                                                     Highest: $0.02
                                                                     Lowest: $0.0009
                                                                     Representative: $0.003/(15)/
---------------------------------------------------------------------------------------------------------------------------
DISABILITY PREMIUM WAIVER/(3)/      Monthly (while the rider is in   Charge for Disability Premium Waiver per $1,000 of
(Option To Purchase Additional      effect)                          benefit for which such rider is purchased:/(17)/
Insurance)
                                                                     Highest: $0.07
                                                                     Lowest: $0.02
                                                                     Representative: $0.03/(15)/
---------------------------------------------------------------------------------------------------------------------------
LONG-TERM CARE SERVICES/SM/         Monthly                          Charge per $1,000 of the amount for which we are at
RIDER/(3)(11)(24)/                                                   risk:/(19)/
                                                                     With the optional Nonforfeiture Benefit:
                                                                        Highest: $2.94
                                                                        Lowest: $0.25
                                                                        Representative: $0.53/(20)/
                                                                     Without the optional Nonforfeiture Benefit:
                                                                        Highest: $2.67
                                                                        Lowest: $0.22
                                                                        Representative: $0.49/(20)/
---------------------------------------------------------------------------------------------------------------------------
OPTION TO PURCHASE ADDITIONAL       Monthly (while the rider is in   Charge per $1,000 of rider benefit amount:
INSURANCE/(3)/                      effect)
                                                                     Highest: $0.17
                                                                     Lowest: $0.04
                                                                     Representative: $0.16/(20)/
---------------------------------------------------------------------------------------------------------------------------
CASH VALUE PLUS RIDER/(21)/         Monthly (while the rider is in   Charge per $1,000 of the initial base policy face
                                    effect)                          amount:
                                                                     $0.04
---------------------------------------------------------------------------------------------------------------------------
ADDING LIVING BENEFITS RIDER        At the time of the transaction   $100 (if elected after policy issue)
---------------------------------------------------------------------------------------------------------------------------
EXERCISING LIVING BENEFITS RIDER    At the time of the transaction   $250
---------------------------------------------------------------------------------------------------------------------------

-------------
+ There is no additional charge for the Charitable Legacy Rider or the Enhanced No Lapse Guarantee Rider.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

-----------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
-----------------------------------------------------------------------------------------
 MSO RIDER                                                MAXIMUM AMOUNT THAT MAY BE
 CHARGES++      WHEN CHARGE IS DEDUCTED                   DEDUCTED
-----------------------------------------------------------------------------------------
MARKET          Please see "Definitions" under "About the Market Stabilizer Option(R)
STABILIZER      " later in this prospectus for key words and phrases related to the
OPTION(R) (MSO) MSO, as well as the meaning of special terms that are relevant to the
                MSO.
-----------------------------------------------------------------------------------------
LOAN INTEREST   On each policy anniversary (or on loan    2% for New York and Oregon
SPREAD/(16)/    termination, if earlier)                  policies
FOR AMOUNTS OF                                            5% for all other policies
POLICY LOANS
ALLOCATED TO
AN MSO SEGMENT
-----------------------------------------------------------------------------------------
MSO EARLY       On surrender or other distribution        75% of Segment Account
DISTRIBUTION    (including loan) from an MSO Segment      Value/(22)/
ADJUSTMENT      prior to its Segment Maturity Date
-----------------------------------------------------------------------------------------
VARIABLE INDEX  On Segment Start Date                     0.75%
BENEFIT
CHARGE/(25)/
-----------------------------------------------------------------------------------------
VARIABLE INDEX  At the beginning of each policy month     1.65%/(23)/
SEGMENT         during the Segment Term
ACCOUNT
CHARGE/(25)/
-----------------------------------------------------------------------------------------
TOTAL                                                     2.40%
-----------------------------------------------------------------------------------------
++ Please see "Charges" and "Charge Reserve Amount" under "About the Market Stabilizer
   Option(R) " for more information on how charges are deducted.

(1)For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).
(2)Currently, we reduce this charge to 4% after an amount equal to two"target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, and death benefit option, as well as the policy's face amount, among other factors. A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. If your policy includes the Cash Value Plus Rider, a portion of the premium charge will be refunded upon surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" later in this prospectus).
(3)This charge varies based on individual characteristics of the insured, and for the Long-Term Care Services/SM/ Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."
(4)If your policy includes the Cash Value Plus Rider, the surrender charges are reduced, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" later in this prospectus).
(5)The surrender charge attributable to each increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(6)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class.
(7)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus. Nor will this charge apply to any transfers to or from any MSO Holding Account that we make available in connection with any Market Stabilizer Option(R) available as an investment option. Please see "About the Market Stabilizer Option(R)" later in this prospectus for information about the MSO and the related "Holding Account."
(8)Unless you specify otherwise, this charge will be deducted from the amount you request.
(9)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More Information about certain policy charges" for more information.
(10)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More Information about certain policy charges" for more information.
(11)Not applicable after the insured person reaches age 121.
(12)Not applicable if the minimum face amount stated in your policy is $10,000. Please see "Your policy's face amount" under "About your life insurance benefit" in "Risk/ benefit summary: Policy features, benefits and risks" later in this prospectus.
(13)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(14)Our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date.
(15)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.
(16)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy -- Loan interest we charge" in "Accessing your money" later in this prospectus. However, for MSO Segments, the guaranteed maximum spread is higher as noted above. This spread is the maximum difference between the annual interest rate we credit and the annual loan interest rate we charge on the amount of any loan deducted from a Segment. See "Loans" and "How we deduct monthly charges during a Segment Term" under "About the Market Stabilizer Option(R)" later in this prospectus for more information about how loan interest is deducted from your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(17)Amount charged equals the total sum of Disability Premium Waiver rider charges corresponding to the base policy, any Children's Term Insurance, Option To Purchase Additional Insurance and/or any Long-Term Care Services/SM/ Rider that you have added to your policy and to any base policy face amount increases.
(18)The monthly charges corresponding to the base policy will be adjusted proportionately to any face amount reduction made at your request or resulting from a partial withdrawal under death benefit Option A.
(19)Our amount "at risk" for this rider depends on the death benefit option selected under the policy. See "More information about policy features and benefits -- Long-Term Care Services/SM/ Rider" later in this prospectus.
(20)This representative amount is the rate we guarantee in any policy year while the rider is in effect for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class.
(21)This rider is not available if you elect the Long-Term Care Services/SM/ Rider. Please see "Appendix IV: Policy variations" later in this prospectus for more information on the charge applicable under the prior version of this rider. This rider was available beginning May 2, 2011.
(22)The actual amount of an Early Distribution Adjustment is determined by a formula that depends on, among other things, how the Index has performed since the Segment Start Date, as discussed in detail in "Early Distribution Adjustment" under "About the Market Stabilizer Option(R)" later in this prospectus. The maximum amount of the adjustment would occur if there is a total distribution at a time when the Index has declined to zero.
(23)Currently we deduct this charge at an annual rate of 0.65%, rather than at the maximum rate shown.
(24)This rider is not available if you elect the Cash Value Plus Rider.
(25)These charges represent annual rates.

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


-------------------------------------------------------------------------------------------------------------
             PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from Portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/         0.61%  2.09%
-------------------------------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-----------------------------------------------------------------------------------------------------------------------------
                         PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of Expense Limitation Arrangements/(/*/)/  Lowest Highest
                                                                                                               0.61%  1.58%
-----------------------------------------------------------------------------------------------------------------------------



   (*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets VIP Fund.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options available with these guarantees, proportionately to your value in each.

Substantially different procedures apply, however, if you allocate any of your policy account value to the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value in the policy's guaranteed interest option, from which we will make the policy's monthly deductions. Please see "About the Market Stabilizer Option(R)" later in this prospectus for more information about these procedures, including the procedure we will follow if amounts in the guaranteed interest option are insufficient to pay the deductions.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).


Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policies belonging to a given class, and will be determined based on reasonable assumptions as to expenses, mortality, investment income, lapses and policy and contract claims associated with morbidity. These assumptions include taxes, the cost of hedging, longevity, volatility, other market conditions, surrenders, persistency, conversions, disability, accident, illness, inability to perform activities of daily living, and cognitive impairment, if applicable. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Optimizer(R) II is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

In addition, depending on when you purchased your policy, certain variations may apply to your policy which differ from the information contained in this section. Please see "Appendix IV: Policy variations" later in this prospectus for more information.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Optimizer(R) II policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Optimizer(R) II policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Optimizer(R) II policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long-Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value. (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If the guaranteed interest option limitation is in effect, we may limit you from allocating a portion of your payment to the guaranteed interest option as described elsewhere in this prospectus. Any such portion of the payment will be allocated to the variable investment options in proportion to any payment amounts for the variable investment options that you have specified with that payment. Otherwise, any such portion of the payment will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any such portion of the payment will be refunded to you except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option. If your policy account value is still insufficient to cover total monthly deductions, we will send a written notice that a new 61-day grace period has begun and request an additional payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates. Please see "Appendix IV: Policy variations" later in this prospectus for more information.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the guarantee premium amount required to maintain one of the available guarantees against termination), policy loans or liens and accrued loan or lien interest, to the beneficiary you have named.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN ONE OF OUR NO LAPSE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no-lapse guarantee also terminates and cannot be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums"and they will be set forth on page 3 of your policy. We call this guarantee against termination our "no-lapse guarantee." The length of your policy's guarantee period will range from 5 to 20 years depending on the insured's age when we issue the policy. Under the No Lapse Guarantee provision, the policy is guaranteed not to lapse during a no lapse guarantee period of 20 years for issue ages 0-55, the number of years to attained age 75 for issue ages 56-69, and 5 years for issue ages 70 and over. In some states, this guarantee may be referred to by a different name.

Your policy will not terminate, even if your net policy account value is not sufficient to pay your monthly charges, as long as:

..   You have satisfied the "guarantee premium test" (discussed in "guarantee premium test for the no-lapse guarantee" under "More information about policy benefits" later in this prospectus); and

..   Any outstanding loan and accrued loan interest does not exceed the policy account value.

There is no extra charge for this guarantee.

ENHANCED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue at no additional charge that provides a longer guarantee period than described above with a possible higher and/or longer premium requirement, provided that you allocate all of your policy account value to any of the AXA Strategic Allocation investment options. The length of your policy's guarantee period will range from

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

15 to 30 years, depending on the insured's age when we issue the policy. Under the Enhanced No Lapse Guarantee Rider, the policy is guaranteed not to lapse during the enhanced no lapse guarantee period of 30 years for issue ages 0-55, or to age 85 for issue ages 56-70. For issue ages over 70, the Enhanced No Lapse Guarantee Rider is not available. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

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IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
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The Market Stabilizer Option(R) is not available if you elect the Enhanced No Lapse Guarantee Rider.

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met, and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 120 or less. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options (currently the AXA Strategic Allocation investment options) that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. If the policy guaranteed interest option limitation is in effect at the time you elect the "paid up" death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the "paid up" death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Our paid up death benefit guarantee is not available if you received benefit payments under the Living Benefits Rider at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider prior to continuing coverage under any Nonforfeiture Benefit. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care Services/SM/ Rider subject to any Nonforfeiture Benefit, if elected. Please also see Appendix IV later in this prospectus for policy and/or rider variations.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest, exceeds your policy account value, (ii) if we make a payment under the Living Benefits Rider or Long-Term Care Services/SM/ Rider prior to continuing coverage under any Nonforfeiture Benefit, or (iii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

The Market Stabilizer Option(R) is not available while the paid up death benefit guarantee is in effect.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG-TERM CARE SERVICES/SM/ RIDER

In states where approved and subject to our eligibility requirements, the Long-Term Care Services/SM/ Rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus. Please also see Appendix IV later in this prospectus for rider variations.

YOU CAN RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER. Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

For more information about that rider, see "Your option to receive a terminal illness living benefit under the Living Benefits Rider" under "Accessing your money" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

Market investment option as of the later of the Investment Start Date and the issue date for 20 calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will reallocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option. Please also see "Your right to cancel within a certain number of days" under "About the Market Stabilizer Option(R)" later in this prospectus for the procedures that apply if the MSO is elected.


You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of any premium payment to the guaranteed interest option. Any portion of the premium payment in excess of the limitation amount will be allocated to the variable investment options in proportion to any premium payment amounts for the variable investment options that you have specified with that premium payment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any premium payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the premium payment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on premium payments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix IV: Policy variations" later in this prospectus for more information.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.). We may add or delete variable investment options or Portfolios at any time.

If you elect at issue the Enhanced No Lapse Guarantee Rider or subsequently exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation investment options, or those investment options we are then making available under the rider. Please see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

Upon advance notification, AXA Equitable has the right to implement the policy guaranteed interest option limitation. If the policy guaranteed interest option limitation is in effect, AXA Equitable has the right to limit you from allocating more than a specified percentage of your premium to the guaranteed interest option. We may also reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. Finally, we may limit you from allocating more than a specified percentage of any additional loan repayment to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. The specified percentage limitation on allocations of premium payments, additional loan repayments, and requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. The policy guaranteed interest option limitation will not apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. If you elect the Enhanced No Lapse Guarantee Rider at issue, and while it remains in

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS effect, you are required to allocate all of your policy account value to any of the AXA Strategic Allocation investment options. Therefore, you may not allocate any amounts to the guaranteed interest option whether or not the guaranteed interest option limitation is in effect at that time. For more information on these restrictions, see "Paid up death benefit guarantee" and "Enhanced No Lapse Guarantee Rider" under "More information about policy features and benefits" and "Appendix IV: Policy variations" later in this prospectus.

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WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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MARKET STABILIZER OPTION(R). The MSO is a rider that provides you with an investment option linked to the performance of the S&P 500 Price Return index, which excludes dividends, up to a Growth Cap Rate. While the Growth Cap Rate is set at the Company's sole discretion, the Growth Cap Rate will not change during a Segment Term and the Growth Cap Rate will always be at least 6%. Additionally, the MSO provides a specified level of protection against declines in the performance of the S&P 500 Price Return index of up to negative 25%. Please see "About the Market Stabilizer Option(R)" later in this prospectus for a more detailed explanation about the provisions and terms used for the MSO.

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PLEASE NOTE THAT YOU WILL NOT BE CREDITED WITH ANY POSITIVE INDEX PERFORMANCE WITH RESPECT TO AMOUNTS THAT ARE REMOVED FROM A SEGMENT PRIOR TO THE SEGMENT MATURITY DATE. EVEN WHEN THE INDEX PERFORMANCE HAS BEEN POSITIVE, SUCH EARLY REMOVALS WILL CAUSE YOU TO LOSE SOME PRINCIPAL. PLEASE SEE "EARLY DISTRIBUTION ADJUSTMENT" LATER IN THIS PROSPECTUS.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Optimizer(R) II policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. Generally, $100,000 is the minimum amount of coverage you can request. If you have elected the Charitable Legacy Rider, the minimum face amount is $1 million. If you have elected the Cash Value Plus Rider, the minimum face amount is $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. Please see "Appendix IV:
Policy variations" later in this prospectus for more information on the prior version of this rider. If you are exercising the Option To Purchase Additional Insurance under another policy, or a conversion from certain term life policies or term riders, the minimum face amount is $25,000. For: 1) policies that exceed our Disability Deduction Waiver or Disability Premium Waiver maximum coverage limit 2) face amount increases issued on a less favorable underwriting basis than the base policy 3) policy owners of certain discontinued AXA Equitable variable life products where a requested increase in coverage involves the issuance of an additional variable life policy or 4) face amount increases on a 1980 CSO product issued on a less favorable underwriting basis than the base policy, the minimum face amount is $10,000.

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.)
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy face amount;

                                     -or-

..   Option B -- THE FACE AMOUNT PLUS THE "POLICY ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value.

Your "policy account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. For any amounts invested in an MSO Segment, your policy account value will reflect the Segment Account Value. (Policy account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

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IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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 AGE:*   40 AND UNDER  45   50   55   60   65
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 %:         250%      215% 185% 150% 130% 120%
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 AGE:     70   75-90   91   92   93  94- OVER
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 %:      115%  105%   104% 103% 102%   101%
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*  For the then-current policy year.

For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS how we calculate that death benefit under Option A and Option B, please see "Appendix III: Calculating the alternate death benefit" later in this prospectus.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix III: Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values.

The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loan and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a Living Benefits Rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" later in this prospectus. Under the Long-Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see "Long-Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

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YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE FIFTH YEAR OF THE POLICY OR FROM OPTION A ANY TIME AFTER THE SECOND YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY.
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CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is NOT higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option B to Option A, we automatically increase your base policy's face amount by an amount equal to your policy account value at the time of the change. If you change from Option A to Option B, we will automatically reduce your base policy's face amount by an amount equal to your policy account value at the time of the change. You can request a change from Option A to Option B any time after the second policy year or from Option B to Option A any time after the fifth policy year. Any request to change an Option must occur before the policy anniversary nearest the insured's 121st birthday.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above. See "Alternative higher death benefit in certain cases" earlier in this section.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the attained age 120, (b) if the paid up death benefit guarantee is in effect, or
(c) your policy is on loan extension.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care Services/SM/ Rider is in effect. You may request a change from Option B to Option A. Please see Appendix IV later in this prospectus for rider variations. Please also refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences and limitations of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or
(iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the maximum issue age for a face amount increase as described in their policy (or age 71 if the Enhanced No Lapse Guarantee Rider is in effect); or (ii) while the Cash Value Plus Rider is in effect or, while the Long-Term Care Services/SM /Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. Further, if the underwriting class for the insured person is changed after issue, the maximum age at which the insured person may apply for a face amount increase will be the maximum issue age for the underwriting class for the insured person at the time the increase is requested (which may be different than it was previously). We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage, may also affect the guarantee premiums under the policy.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 10 year surrender charge and an additional administrative charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, we may offer to issue a separate policy based on the rating class for the increase. See "Risk/benefit summary: Charges and expenses you will pay."

If you elect the MSO, the same conditions as described above for a face amount increase will apply while any Segment is in effect. However, the Charge Reserve Amount will be recalculated on the effective date of the requested face amount increase so that the amount in the Unloaned GIO is sufficient to cover the estimated monthly deductions for the policy during the longest remaining Segment Term. If the Charge Reserve Amount requirement is not satisfied, the requested Face Amount Increase will be declined. Please see "About the Market Stabilizer Option(R)" later in this prospectus for a more detailed explanation about when the Charge Reserve Amount may be insufficient and the provisions and terms used for the MSO.

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum stated in your policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, or during the first 10 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits:
Other benefits you can add by rider: Long-Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider before

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS coverage is continued under the optional Nonforfeiture Benefit. See "Making withdrawals from your policy" later in this prospectus for more information.

If you elected the MSO, different procedures and restrictions apply to withdrawals. See "Withdrawals" under "About the Market Stabilizer Option(R)" later in this prospectus for additional information about withdrawals if you elected the MSO.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY AND THE MARKET STABILIZER OPTION(R)

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any no lapse guarantee, paid up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any Loan Extension Endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

MSO RISK FACTORS

There are risks associated with some features of the Market Stabilizer
Option(R):

..   There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index performance that exceeds -25%.

..   Your Index-Linked Return is also limited by the Growth Cap Rate, which could cause your Index-Linked Return to be lower than it would otherwise be if you participated in the full performance of the S&P 500 Price Return index.

..   You will not know what the Growth Cap Rate is before the Segment starts.
    Therefore, you will not know in advance the upper limit on the return that may be credited to your investment in a Segment.

..   Negative consequences apply if, for any reason, amounts you have invested in a Segment are removed before the Segment Maturity Date. Specifically, with respect to the amounts removed early, you would (1) forfeit any positive Index performance and (2) be subject to an Early Distribution Adjustment that exposes you to a risk of potentially substantial loss of principal. This exposure is designed to be consistent with the treatment of losses on amounts held to the Segment Maturity Date. EVEN WHEN THE INDEX PERFORMANCE HAS BEEN POSITIVE, THE EDA WILL CAUSE YOU TO LOSE SOME PRINCIPAL ON AN EARLY REMOVAL.

   -- The following types of removals of account value from a Segment will result in the above-mentioned consequences to you, if the removals occur prior to the Segment Maturity Date: (a) a surrender of your policy; (b) a loan from your policy; (c) a distribution in order to enable your policy to continue to qualify as life insurance under the federal tax laws;
      (d) certain transfers in connection with the exercise of a rider available under your policy; and (e) a charge or unpaid policy loan interest that we deduct from your Segment Account Value because the Charge Reserve Amount and other funds are insufficient to cover them in their entirety. The Charge Reserve Amount may become insufficient because of policy changes that you request, additional premium payments, investment performance, policy loans, policy partial withdrawals from other investment options besides the MSO, and any increases we make in current charges for the policy (including for the MSO and optional riders).

   -- Certain of the above types of early removals can occur (and thus result in penalties to you) without any action on your part. Examples include
      (i) certain distributions we might make from your Segment Account Value to enable your policy to continue to qualify as life insurance and
      (ii) deductions we might make from your Segment Account Value to pay charges if the Charge Reserve Amount becomes insufficient.

   -- Any applicable EDA will generally be affected by changes in both the volatility and level of the S&P 500 Price Return index. Any EDA applied to any Segment Account Value is linked to the estimated value of a put option on the S&P 500 Price Return index as described in "About the Market Stabilizer Option(R)" later in this prospectus. The estimated value of the put option and, consequently, the amount of the EDA will generally be higher after increases in market volatility or after the Index experiences a negative return following the Segment Start Date.

..   Once policy account value is in a Segment, you cannot transfer out of a
    Segment. You can only make withdrawals out of a Segment if you surrender your policy. This would result in the imposition of any applicable surrender charges and EDAs.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

..   We may not offer new Segments so there is also the possibility that a
    Segment may not be available for a Segment Renewal at the end of your Segment Term(s).

..   We also reserve the right to substitute an alternative index for the S&P
    500 Price Return index, which could reduce the Growth Cap Rates we can offer.

..   No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

..   You do not have any rights in the securities underlying the index, including, but not limited to, (i) interest payments, (ii) dividend payments or (iii) voting rights.

..   Your Segment Maturity Value is dependent on the performance of the index on the Segment Maturity Date.

..   Upon advance notification, AXA Equitable reserves the right to implement a
    Segment Maturity GIO Limitation. Please see "Appendix IV: Policy variations" later in this prospectus for more information.

..   Past performance of the index is no indication of future performance.

..   The amounts required to be maintained in the Unloaned GIO for the Charge
    Reserve Amount during the Segment Term may earn a return that is less than the return you might have earned on those amounts in another investment option had you not invested in a Segment.

Please see "About the Market Stabilizer Option(R)" later in this prospectus for more detailed information about this investment option.

HOW THE INCENTIVE LIFE OPTIMIZER(R) II VARIABLE LIFE INSURANCE POLICY IS
AVAILABLE

Incentive Life Optimizer(R) II is primarily intended for purchasers other than retirement plans. However, we do not place limitations on its use. Please see "Tax information" for more information. Incentive Life Optimizer(R) II is available for issue ages 0 to 85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa.com or us.axa.com for those outside the U.S. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail);

(4)designation of new policy owner(s); and

(5)designation of new beneficiary(ies).

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail);

(c)changes in allocation percentages for premiums and deductions;

(d)electing the paid up death benefit guarantee; and

(e)electing the MSO and any MSO transactions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable

                             WHO IS AXA EQUITABLE?

investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life Optimizer(R) II invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

ABOUT SEPARATE ACCOUNT NO. 67

Amounts allocated to the MSO are held in a "non-unitized" separate account we have established under the New York Insurance Law. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. These assets are also available to the insurer's general creditors and an owner should look to the financial strength of AXA Equitable for its claims-paying ability. We guarantee all benefits relating to your value in the MSO, regardless of whether assets supporting the MSO are held in a separate account or our general account.

Our current plans are to invest separate account assets in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues. Futures, options and interest rate swaps may be used for hedging purposes.

Although the above generally describes our plans for investing the assets supporting our obligations under MSO, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life Optimizer(R) II and other policies that Separate Account FP supports.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.


As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that

                      ABOUT THE PORTFOLIOS OF THE TRUSTS
differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS




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 AXA PREMIER VIP
 TRUST CLASS B
 SHARES                                                           INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
----------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                INVESTMENT MANAGER
 SHARES                                                        (OR SUB-ADVISER(S),              VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                 AS APPLICABLE)                   MANAGEMENT
-----------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and  AXA Equitable Funds Management
  AGGRESSIVE - ALT   current income, with a greater emphasis      Group, LLC
  25                 on capital appreciation.
-----------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and  AXA Equitable Funds Management
  ALT 20             current income.                              Group, LLC
-----------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and  AXA Equitable Funds Management
  MODERATE GROWTH -  current income, with a greater emphasis      Group, LLC
  ALT 15             on current income.
-----------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                 INVESTMENT MANAGER
 SHARES                                                         (OR SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  AS APPLICABLE)                     MANAGEMENT
----------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                     returns and managing volatility in the        Group, LLC
                     Portfolio.                                 BlackRock Investment
                                                                   Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                     returns and managing volatility in the        Group, LLC
                     Portfolio.                                 BlackRock Investment
                                                                   Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                     returns and managing volatility in the        Group, LLC
                     Portfolio.                                 BlackRock Investment
                                                                   Management, LLC
----------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of       AllianceBernstein L.P.
  GROWTH             capital.
----------------------------------------------------------------------------------------------------------------
AXA BALANCED         Seeks long-term capital appreciation and   AXA Equitable Funds Management     (check mark)
  STRATEGY           current income.                               Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks current income and growth of         AXA Equitable Funds Management     (check mark)
  GROWTH STRATEGY    capital, with a greater emphasis on           Group, LLC
                     current income.
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks a high level of current income.      AXA Equitable Funds Management     (check mark)
  STRATEGY                                                         Group, LLC
----------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-        Group, LLC
                     adjusted returns and managing volatility   BlackRock Investment
                     in the Portfolio.                             Management, LLC
                                                                Morgan Stanley Investment
                                                                   Management Inc.
                                                                OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY  Seeks long-term capital appreciation and   AXA Equitable Funds Management     (check mark)
                     current income, with a greater emphasis       Group, LLC
                     on capital appreciation.
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       AXA Equitable Funds Management     (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted     Group, LLC
  VOLATILITY         returns and managing volatility in the     BlackRock Investment
                     Portfolio.                                    Management, LLC
                                                                EARNEST Partners, LLC
                                                                Massachusetts Financial Services
                                                                   Company d/b/a MFS Investment
                                                                   Management
                                                                Federated Global Investment
                                                                   Management Corp.
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                     returns and managing volatility in the        Group, LLC
                     Portfolio.                                 BlackRock Investment
                                                                   Management, LLC
----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                 INVESTMENT MANAGER
 SHARES                                                         (OR SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  AS APPLICABLE)                     MANAGEMENT
----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  AXA Equitable Funds Management     (check mark)
  VALUE MANAGED      term growth of income, accompanied by         Group, LLC
  VOLATILITY         growth of capital with an emphasis on      BlackRock Investment
                     risk-adjusted returns and managing            Management, LLC
                     volatility in the Portfolio.               Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of       AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted     Group, LLC
                     returns and managing volatility in the     BlackRock Investment
                     Portfolio.                                    Management, LLC
                                                                Capital Guardian Trust Company
                                                                Vaughan Nelson Investment
                                                                   Management
                                                                Thornburg Investment
                                                                   Management, Inc.
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth  AXA Equitable Funds Management     (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns     Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.  BlackRock Investment
                                                                   Management, LLC
                                                                Loomis, Sayles & Company, L.P.
                                                                T. Rowe Price Associates, Inc.
                                                                Wells Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of       AllianceBernstein L.P.             (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  AXA Equitable Funds Management
                     returns and managing volatility in the        Group, LLC
                     Portfolio.                                 BlackRock Investment
                                                                   Management, LLC
                                                                Massachusetts Financial Services
                                                                   Company d/b/a MFS Investment
                                                                   Management
----------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.     Loomis, Sayles & Company, L.P.
  GROWTH
----------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital         AXA Equitable Funds Management     (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk         Group, LLC
                     adjusted returns and managing volatility   BlackRock Investment
                     in the Portfolio.                             Management, LLC
                                                                Diamond Hill Capital
                                                                   Management, Inc.
                                                                Wellington Management
                                                                   Company, LLP
----------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH  Seeks long-term capital appreciation and   AXA Equitable Funds Management     (check mark)
  STRATEGY           current income, with a greater emphasis       Group, LLC
                     on current income.
----------------------------------------------------------------------------------------------------------------
AXA SMARTBETA        Seeks to achieve long-term capital         AXA Rosenberg Management, LLC
  EQUITY/(1)/        appreciation.
----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and  BlackRock Investment
  VALUE EQUITY       secondarily, income.                          Management, LLC
----------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS   Seeks a combination of growth and          Boston Advisors, LLC
  EQUITY INCOME      income to achieve an above-average and
                     consistent total return.
----------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital         Calvert Investment Management
  RESPONSIBLE        appreciation.                                 Inc.
----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                      INVESTMENT MANAGER
 SHARES                                                              (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                       AS APPLICABLE)                      MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of            Capital Guardian Trust Company
  RESEARCH           capital.
--------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before          AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
--------------------------------------------------------------------------------------------------------------------
EQ/CONVERTIBLE       Seeks a high level of total return.             AXA Equitable Funds Management
  SECURITIES/(1)/                                                       Group, LLC
                                                                     Palisade Capital Management,
                                                                        L.L.C.
--------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before          SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Barclays Intermediate
                     U.S. Government/Credit Bond Index,
                     including reinvestment of dividends, at a risk
                     level consistent with that of the Barclays
                     Intermediate U.S. Government/Credit Bond
                     Index.
--------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before          AllianceBernstein L.P.
                     expenses that approximates the total return
                     performance of the Standard & Poor's 500
                     Composite Stock Price Index, including
                     reinvestment of dividends, at a risk level
                     consistent with that of the Standard &
                     Poor's 500 Composite Stock Price Index.
--------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.          GAMCO Asset Management, Inc.
  AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.         GAMCO Asset Management, Inc.
  COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and             AXA Equitable Funds Management
                     current income.                                    Group, LLC
                                                                     BlackRock Investment
                                                                        Management, LLC
                                                                     First International Advisors, LLC
                                                                     Wells Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before          AXA Equitable Funds Management
  GOVERNMENT BOND    expenses that approximates the total return        Group, LLC
                     performance of the Barclays U.S.                SSgA Funds Management, Inc.
                     Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Barclays U.S. Intermediate Government
                     Bond Index.
--------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before         AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total return
                     performance of a composite index
                     comprised of 40% DJ Euro STOXX 50 Index,
                     25% FTSE 100 Index, 25% TOPIX Index,
                     and 10% S&P/ASX 200 Index, including
                     reinvestment of dividends, at a risk level
                     consistent with that of the composite index.
--------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                       INVESTMENT MANAGER
 SHARES                                                               (OR SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                        AS APPLICABLE)                     MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and              Invesco Advisers, Inc.
                     income.
--------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital               J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                       Management Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before           AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before           SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.           Massachusetts Financial Services
  INTERNATIONAL                                                          Company d/b/a MFS Investment
  GROWTH                                                                 Management
--------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(2)/ Seeks to obtain a high level of current          The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                 Morgan Stanley Investment
  MID CAP GROWTH                                                         Management Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          Pacific Investment Management
  SHORT BOND         traditional money market products while             Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             AllianceBernstein L.P.
                     consistent with moderate risk to capital.        AXA Equitable Funds Management
                                                                         Group, LLC
                                                                      Pacific Investment Management
                                                                         Company LLC
--------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible        AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital               T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through            UBS Global Asset Management
  INCOME             capital appreciation with income as a               (Americas) Inc.
                     secondary consideration.
--------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital               Wells Capital Management, Inc.
  OMEGA GROWTH       growth.
--------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB                                                  INVESTMENT MANAGER
 SHARES                                                          (OR SUB-ADVISER(S),                 VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                   AS APPLICABLE)                      MANAGEMENT
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                    AXA Equitable Funds Management
                                                                    Group, LLC
                                                                 ClearBridge Investments, LLC
                                                                 Scotia Institutional Asset
                                                                    Management US, Ltd.
                                                                 T. Rowe Price Associates, Inc.
                                                                 Westfield Capital Management
                                                                    Company, L.P.
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current  AXA Equitable Funds Management
  BOND               income and capital appreciation,               Group, LLC
                     consistent with a prudent level of risk.    BlackRock Financial Management,
                                                                    Inc.
                                                                 DoubleLine Capital LP
                                                                 Pacific Investment Management
                                                                    Company LLC
                                                                 SSgA Funds Management, Inc.
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        AllianceBernstein L.P.
  CAP GROWTH         capital.                                    AXA Equitable Funds Management
                                                                    Group, LLC
                                                                 BlackRock Investment
                                                                    Management, LLC
                                                                 Franklin Advisers, Inc.
                                                                 Wellington Management
                                                                    Company, LLP
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of        AXA Equitable Funds Management
  CAP VALUE          capital.                                       Group, LLC
                                                                 BlackRock Investment
                                                                    Management, LLC
                                                                 Diamond Hill Capital
                                                                    Management, Inc.
                                                                 Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of        Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                                    AXA Equitable Funds Management
                                                                    Group, LLC
                                                                 SSgA Funds Management, Inc.
                                                                 Wellington Management
                                                                    Company, LLP




-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Invesco Asset Management
                                                                                   Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.




------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company




-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management and
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management and
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)




----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------


 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.




-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.  .   Waddell & Reed Investment
  SCIENCE AND                                                   Management Company
  TECHNOLOGY                                                    (WRIMCO)
------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.  .   Waddell & Reed Investment
  CAP GROWTH                                                    Management Company
                                                                (WRIMCO)




------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO




--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company




-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC




-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------




 VANECK VIP TRUST --                                                             INVESTMENT MANAGER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------




(1)This Portfolio will be available on or about May 20, 2016, subject to regulatory approval.
(2)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. About the Market Stabilizer Option(R) (applicable only if allocating amounts to the MSO)

--------------------------------------------------------------------------------

We offer a Market Stabilizer Option(R) that provides a rate of return tied to the performance of the S&P 500 Price Return Index.

DEFINITIONS

CHARGE RESERVE AMOUNT -- A minimum amount of policy account value in the Unloaned GIO that you are required to maintain in order to approximately cover the estimated monthly charges for the policy (including, but not limited to, the policy's monthly cost of insurance charge, the policy's monthly administrative charge, the policy's monthly mortality and expense risk charge, the MSO's monthly Variable Index Segment Account Charge and any monthly optional rider charges) during the Segment Term. The Charge Reserve Amount will be determined on each Segment Start Date as an amount projected to be sufficient to cover all of the policy's monthly deductions during the Segment Term, assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account and that no policy changes or additional premium payments are made. The Charge Reserve Amount will be reduced by each subsequent monthly deduction (but not to less than zero). THERE IS NO REQUIREMENT TO MAINTAIN A CHARGE RESERVE AMOUNT IF YOU ARE NOT IN A SEGMENT. Please see "Segments" later in this section for more information about the investment options from which account value could be transferred to the Unloaned GIO on a Segment Start Date (or the effective date of a requested face amount increase) in order to meet this requirement.

DOWNSIDE PROTECTION (ALSO REFERRED TO IN YOUR POLICY AS THE "SEGMENT LOSS ABSORPTION THRESHOLD RATE") -- This is your protection against negative performance of the S&P 500 Price Return index for a Segment held until its Segment Maturity Date. It is currently -25%. THE DOWNSIDE PROTECTION IS SET ON THE SEGMENT START DATE AND ANY DOWNSIDE PROTECTION IN EXCESS OF -25%, WILL BE SET AT AXA EQUITABLE'S SOLE DISCRETION. However, the Downside Protection will not change during a Segment Term and at least -25% of Downside Protection will always be provided when a Segment is held until the Segment Maturity Date.

EARLY DISTRIBUTION ADJUSTMENT ("EDA," MAY ALSO BE REFERRED TO IN YOUR POLICY AS THE "MARKET VALUE ADJUSTMENT") -- The EDA is an adjustment that we make to your Segment Account Value, before a Segment matures, in the event you surrender your policy, take a loan from a Segment or if we should find it necessary to make deductions for monthly charges or any other distribution from a Segment. (Such other distributions would include any distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law, any unpaid loan interest, or any transfer in connection with the exercise of a rider available under your policy.) An EDA that is made will cause you to lose principal, through the application of a Put Option Factor, and that loss could be substantial. However, because of a pro rata refund of certain charges already paid that is included in the EDA , the net effect of the EDA will not always result in the reduction of principal. The EDA will usually result in a reduction in your Segment Account Value and your other policy values. Therefore, you should give careful consideration before taking any early loan or surrender, or allowing the value in your other investment options to fall so low that we must make any monthly deduction from a Segment. Please see "Early Distribution Adjustment" later in this section for more information.

GROWTH CAP RATE -- The maximum rate of return that will be applied to a Segment Account Value. THE GROWTH CAP RATE IS SET FOR EACH SEGMENT ON THE SEGMENT START DATE. WHILE THE GROWTH CAP RATE IS SET AT THE AXA EQUITABLE'S SOLE DISCRETION, the Growth Cap Rate will not change during a Segment Term and the Growth Cap Rate will always be at least 6%.

INDEX -- The S&P 500 Price Return index, which is the S&P 500 index excluding dividends. This index includes 500 leading companies in leading industries in the U.S. economy.

INDEX PERFORMANCE RATE -- The Index Performance Rate measures the percentage change in the Index during a Segment Term for each Segment. If the Index is discontinued or if the calculation of the Index is substantially changed, we reserve the right to substitute an alternative index. We also reserve the right to choose an alternative index at our discretion. Please see "Change in Index" for more information.

The Index Performance Rate is calculated by ((b) divided by (a)) minus one, where:

(a)is the value of the Index at the close of business on the Segment Start Date, and

(b)is the value of the Index at the close of business on the Segment Maturity Date.

We determine the value of the Index at the close of business, which is the end of a business day. Generally, a business day is any day the New York Stock Exchange is open for trading. If the New York Stock Exchange is not open for trading or if the Index value is, for any other reason, not published on the Segment Start Date or a Segment Maturity Date, the value of the Index will be determined as of the end of the most recent preceding business day for which the Index value is published.

INDEX-LINKED RATE OF RETURN -- The rate of return we apply to calculate the Index-Linked Return which is based on the Index Performance Rate adjusted to reflect the Growth Cap Rate and protection against negative performance. Therefore, if the performance of the Index is zero or positive, we will apply that performance up to the Growth Cap Rate. If the performance of the Index is negative, we will apply performance of zero unless the decline in the performance of the Index is below -25% in which case negative performance in excess of -25% will apply. Please see the chart under "Index-Linked Return" for more information.

INDEX-LINKED RETURN -- The amount that is applied to the Segment Account Value on the Segment Maturity Date that is equal to that Segment's Index-Linked Rate of Return multiplied by the Segment Account Value on the Segment Maturity Date. The Index-Linked

ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO
                                   THE MSO)

Return may be positive, negative or zero. In the event that the S&P 500 Price Return index sustains a 100% loss, the maximum loss of principal would be 75%. The Indexed-Linked Return is only applied to amounts that remain in a Segment Account Value until the Segment Maturity Date. For example, a surrender of your policy before Segment maturity will eliminate any Index-Linked Return and be subject to an Early Distribution Adjustment.

INITIAL SEGMENT ACCOUNT -- The amount initially transferred to a Segment from the MSO Holding Account on its Segment Start Date, net of:

(a)the Variable Index Benefit Charge (see "Charges" later in this section)

   and

(b)the amount, if any, that may have been transferred from the MSO Holding Account to the Unloaned GIO to cover the Charge Reserve Amount (see "Charge Reserve Amount" later in this section). Such a transfer would be made from the MSO Holding Account to cover the Charge Reserve Amount only (1) if you have given us instructions to make such a transfer or (2) in the other limited circumstances described under "Segments" later in this section.

MSO HOLDING ACCOUNT -- This is a portion of the EQ/Money Market variable investment option that holds amounts designated by the policy owner for investment in the MSO prior to any transfer into the next available new Segment.

SEGMENT -- The portion of your total investment in the MSO that is associated with a specific Segment Start Date. You create a new Segment each time an amount is transferred from the MSO Holding Account into a Segment Account.

SEGMENT ACCOUNT VALUE (ALSO REFERRED TO IN YOUR POLICY AS THE "SEGMENT ACCOUNT") -- The amount of an Initial Segment Account subsequently reduced by any monthly deductions, policy loans and unpaid loan interest, and distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law, which are allocated to the Segment. Any such reduction in the Segment Account Value prior to its Segment Maturity Date will result in a corresponding Early Distribution Adjustment, which will cause you to lose principal, and that loss could be substantial. The Segment Account Value is used in determining policy account values, death benefits, and the net amount at risk for monthly cost of insurance calculations of the policy and the new base policy face amount associated with a requested change in death benefit option.

For example, if you put $1,000 into the MSO Holding Account, $992.50 would go into a Segment. This amount represents the Initial Segment Account. The Segment Account Value represents the value in the Segment which gets reduced by any deductions allocated to the Segment, with corresponding EDAs, through the course of the Segment Term. The Segment Distribution Value represents what you would receive upon surrendering the policy and reflects the EDA upon surrender.

SEGMENT DISTRIBUTION VALUE (ALSO REFERRED TO IN YOUR POLICY AS THE "SEGMENT VALUE") -- This is the Segment Account Value minus the Early Distribution Adjustment that would apply on a full surrender of that Segment at any time prior to the Segment Maturity Date. Segment Distribution Values will be used in determining policy value available to cover monthly deductions, proportionate surrender charges for requested face amount reductions, and other distributions; cash surrender values and maximum loan values subject to any applicable base policy surrender charge. They will also be used in determining whether any outstanding policy loan and accrued loan interest exceeds the policy account value.

SEGMENT MATURITY GIO LIMITATION -- A specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. AXA Equitable reserves the right to implement a specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The specified percentage limitation can be changed at any time, but it will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option. Please see "Appendix IV:
Policy variations" later in this prospectus for more information.

SEGMENT MATURITY DATE -- The date on which a Segment Term is completed and the Index-Linked Return for that Segment is applied to a Segment Account Value.

SEGMENT MATURITY VALUE -- This is the Segment Account Value adjusted by the Index-Linked Return for that Segment.

SEGMENT START DATE -- The Segment Start Date is the day on which a Segment is created.

SEGMENT TERM -- The duration of a Segment. The Segment Term for each Segment begins on its Segment Start Date and ends on its Segment Maturity Date one year later. We are currently only offering Segment Terms of approximately one year. We may offer different durations in the future.

DESCRIPTION OF THE MARKET STABILIZER OPTION(R)

MSO HOLDING ACCOUNT

The amount of each transfer or loan repayment you make to the MSO, and the balance of each premium payment you make to the MSO after any premium charge under your base policy has been deducted, will first be placed in the MSO Holding Account. The MSO Holding Account is a portion of the regular EQ/Money Market variable investment option that will hold amounts allocated to the MSO until the next available Segment Start Date. The MSO Holding Account has the same rate of return as the EQ/Money Market variable investment option. We currently plan on offering new Segments on a monthly basis but reserve the right to offer them less frequently or to stop offering them or to suspend offering them temporarily.


Before any account value is transferred into a Segment, you can transfer amounts from the MSO Holding Account into other investment options available under your policy at any time subject to any transfer restrictions within your policy. You can transfer into and out of the MSO Holding Account at any time up to and including the Segment Start Date provided your transfer request is received at our Administrative Office by such date. For example, you can transfer policy account value into the MSO Holding Account on the 3rd Friday of June. That policy account value would transfer into the Segment

ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO
                                   THE MSO)
starting on that date, subject to the conditions mentioned earlier. You can also transfer policy account value out of the MSO Holding Account before the end of the business day on the Segment Start Date and that account value would not be swept into the Segment starting on that date. Please refer to the "How to reach us" section under "Who is AXA Equitable?" earlier in this prospectus for more information regarding contacting us and communicating your instructions. We also have specific forms that we recommend you use for electing the MSO and any MSO transactions.

On the Segment Start Date, account value in the MSO Holding Account, excluding charges and any account value transferred to cover the Charge Reserve Amount, will be transferred into a Segment if all requirements and limitations are met that are discussed under "Segments" immediately below.

SEGMENTS

Each Segment will have a Segment Start Date of the 3rd Friday of each calendar month and will have a Segment Maturity Date on the 3rd Friday of the same calendar month in the succeeding calendar year.

In order for any amount to be transferred from the MSO Holding Account into a new Segment on a Segment Start Date, all of the following conditions must be met on that date:

(1)The Growth Cap Rate for that Segment must be equal to or greater than your minimum Growth Cap Rate (Please see "Growth Cap Rate" later in this section).

(2)There must be sufficient account value available within the Unloaned GIO and the variable investment options including the MSO Holding Account to cover the Charge Reserve Amount as determined by us on such date (Please see "Charge Reserve Amount" later in this section).

(3)The Growth Cap Rate must be greater than the sum of the annual interest rate we are currently crediting on the Unloaned GIO ("A"), the Variable Index Benefit Charge rate ("B"), the annualized monthly Variable Index Segment Account Charge rate ("C") and the current annualized monthly mortality and expense risk charge rate ("D"). The Growth Cap Rate must be greater than (A+B+C+D). This is to ensure that the highest possible rate of return that could be received in a Segment after these charges (B+C+D) have been considered exceeds the interest crediting rate currently being offered in the Unloaned GIO.

(4)It must not be necessary, as determined by us on that date, for us to make a distribution from the policy during the Segment Term in order for the policy to continue to qualify as life insurance under applicable tax law.

(5)The total amount allocated to your Segments under your policy on that date must be less than any limit we may have established.

If there is sufficient policy account value in the Unloaned GIO to cover the Charge Reserve Amount, then no transfers from other investment options to the Unloaned GIO will need to be made. If there is insufficient value in the Unloaned GIO to cover the Charge Reserve Amount and we do not receive instructions from you specifying the investment options from which we should transfer the account value to the Unloaned GIO to meet Charge Reserve Amount requirements at the Segment Start Date, or the transfer instructions are not possible due to insufficient funds, then the required amount will be transferred proportionately from your variable investment options including the MSO Holding Account.

If after any transfers there would be an insufficient amount in the Unloaned GIO to cover the Charge Reserve Amount or the Growth Cap Rate for the next available Segment does not qualify per your minimum Growth Cap Rate instructions and the conditions listed above, then your amount in the MSO Holding Account will remain there until we receive further instruction from you. We will mail you a notice informing you that your account value did or did not transfer from the MSO Holding Account into a Segment. These notices are mailed on or about the next business day after the applicable Segment Start Date.

SEGMENT MATURITY

Near the end of the Segment Term, we will notify you between 15 and 45 days before the Segment Maturity Date that a Segment is about to mature. At that time, you may choose to have all or a part of:

(a)the Segment Maturity Value rolled over into the MSO Holding Account

(b)the Segment Maturity Value transferred to the variable investment options available under your policy

(c)the Segment Maturity Value transferred to the Unloaned GIO subject to any Segment Maturity GIO Limitation that we may impose.

If we do not receive your transfer instructions before the Segment Maturity Date, your Segment Maturity Value will automatically be rolled over into the MSO Holding Account for investment in the next available Segment, subject to the conditions listed under "Segments" above.

However, if we are not offering the MSO at that time, we will transfer the Segment Maturity Value to the investment options available under your policy per your instructions or to the EQ/Money Market investment option if no instructions are received. If the Segment Maturity GIO Limitation is in effect, then you may only allocate up to a specified percentage of your Segment Maturity Value to the guaranteed interest option. That limitation will never be less than 5% of your Segment Maturity Value. Any portion of the Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation will be allocated to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to any other available variable investment option. Please see "Right to Discontinue and Limit Amounts Allocated to the MSO" and "Segment Maturity GIO Limitation" for more information. Although under the policy we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options, there will be no transfer charges for any of the transfers discussed in this section. Please see "Appendix IV: Policy variations" later in this prospectus for more information.

GROWTH CAP RATE

By allocating your account value to the MSO, you can participate in the performance of the Index up to the applicable Growth Cap Rate that we declare on the Segment Start Date.

Please note that this means you will not know the Growth Cap Rate for a new Segment until after the account value has been transferred from the MSO Holding Account into the Segment and you are not allowed to transfer the account value out of a Segment before the Segment Maturity Date. Please see "Transfers" below.

Each Segment is likely to have a different Growth Cap Rate. However, the Growth Cap Rate will never be less than 6%.

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

Your protection against negative performance for a Segment held until its Segment Maturity Date is currently -25% ("Downside Protection" also referred to in your policy as the "Segment Loss Absorption Threshold Rate"). We reserve the right, for new Segments, to increase your Downside Protection against negative performance. For example, if we were to adjust the Downside Protection for a Segment to -100%, the Index-Linked Rate of Return for that Segment would not go below 0%. Please note that any increase in the protection against negative performance would likely result in a lower Growth Cap Rate than would otherwise apply. We will provide notice between 15 and 45 days before any change in the Downside Protection is effective. Any change would only apply to new Segments started after the effective date of the change, which (coupled with the 15-45 day notice we will give) will afford you the opportunity to decline to participate in any Segment that reflects a change in the Downside Protection.

THE GROWTH CAP RATE AND DOWNSIDE PROTECTION ARE SET AT THE COMPANY'S SOLE DISCRETION. However, the Growth Cap Rate can never be less than 6% and we may only increase your Downside Protection from the current -25%.

As part of your initial instructions in selecting the MSO, you will specify what your minimum acceptable Growth Cap Rate is for a Segment. You may specify a minimum Growth Cap Rate from 6% to 10%. If the Growth Cap Rate we set, on the Segment Start Date, is below the minimum you specified then the account value will not be transferred from the MSO Holding Account into that Segment. If you do not specify a minimum Growth Cap Rate then your minimum Growth Cap Rate will be set at 6%. In addition, for account value to transfer into a Segment from the MSO Holding Account, the Growth Cap Rate must be greater than the sum of the annual interest rate we are currently crediting on the Unloaned GIO ("A"), the Variable Index Benefit Charge rate ("B"), the annualized monthly Variable Index Segment Account Charge rate ("C") and the current annualized monthly mortality and expense risk charge rate ("D"). The Growth Cap Rate must be greater than (A+B+C+D).

For example, assume that the annual interest rate we are currently crediting on the Unloaned GIO were 4%, the Variable Index Benefit Charge rate were 0.75%, the annualized monthly Variable Index Segment Account charge rate were 0.65% and the annualized monthly mortality and expense risk charge rate were 0.85%. Based on those assumptions (which we provide only for illustrative purposes and will not necessarily correspond to actual rates), because these numbers total 6.25%, no amounts would be transferred into any Segment unless we declare a Growth Cap Rate that is higher than 6.25%. Please see "Index-Linked Return" later in this section for more information.

As another example, you may specify a minimum Growth Cap Rate of 8%. If we set the Growth Cap Rate at 8% or higher for a Segment then a transfer from the MSO Holding Account will be made into that new Segment provided all other requirements and conditions discussed in this section are met. If we set the Growth Cap Rate below 8% then no transfer from the MSO Holding Account will be made into that Segment. No transfer will be made until a Segment Growth Cap Rate equal to or greater than 8% is set and all requirements are met or you transfer account value out of the MSO Holding Account.

GROWTH CAP RATE AVAILABLE DURING INITIAL POLICY YEAR

If you allocate policy account value to any Segment that commences during your first policy year, our current practice is to establish a Growth Cap Rate that is at least 15%.

We may terminate or change this 15% initial year minimum Growth Cap Rate at any time; but any such change or termination would apply to you only if your policy is issued, after such modification or termination.

After this initial year 15% minimum Growth Cap Rate, the minimum Growth Cap Rate will revert back to 6%.

INDEX-LINKED RETURN

We calculate the Index-Linked Return for a Segment by taking the Index-Linked Rate of Return and multiplying it by the Segment Account Value on the Segment Maturity Date. The Segment Account Value is net of the Variable Index Benefit Charge described below as well as any monthly deductions, policy loans and unpaid interest, distributions from the policy that we deem necessary to continue to qualify the policy as life insurance under applicable tax law and any corresponding Early Distribution Adjustments. The Segment Account Value does not include the Charge Reserve Amount described later in this section.

The following table demonstrates the Index-Linked Rate of Return and the Segment Maturity Value on the Segment Maturity Date based upon a hypothetical range of returns for the S&P 500 Price Return index. This example assumes a 15% Growth Cap Rate and a $1,000 investment in the MSO Segment.

---------------------------------------------------------
 INDEX PERFORMANCE
 RATE OF THE S&P 500   INDEX-LINKED RATE SEGMENT MATURITY
 PRICE RETURN INDEX        OF RETURN          VALUE
---------------------------------------------------------
       50%                   15%              $1,150
---------------------------------------------------------
       25%                   15%              $1,150
---------------------------------------------------------
       10%                   10%              $1,100
---------------------------------------------------------
       0%                     0%              $1,000
---------------------------------------------------------
      -25%                    0%              $1,000
---------------------------------------------------------
      -50%                   -25%              $750
---------------------------------------------------------
      -75%                   -50%              $500
---------------------------------------------------------
      -100%                  -75%              $250
---------------------------------------------------------

For instance, we may set the Growth Cap Rate at 15%. Therefore, if the Index has gone up 20% over your Segment Term, you will receive a 15% credit to your Segment Account Value on the Segment Maturity Date. If the Index had gone up by 13% from your Segment Start Date to your Segment Maturity Date then you would receive a credit of 13% to your Segment Account Value on the Segment Maturity Date.

If the Index had gone down 20% over the Segment Term then you would receive a return of 0% to your Segment Account Value on the Segment Maturity Date.

If the Index had gone down by 30% by your Segment Maturity Date then your Segment Account Value would be reduced by 5% on the Segment Maturity Date. The Downside Protection feature of the MSO will absorb the negative performance of the Index up to -25%.

The minimum Growth Cap Rate is 6%. However, account value will only transfer into a new Segment from the MSO Holding Account if the Growth Cap Rate is equal to or greater than your specified minimum Growth Cap Rate and meets the conditions discussed earlier in the "Growth Cap Rate" section.

In those instances where the account value in the MSO Holding Account does not transfer into a new Segment, the account value will

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO) remain in the MSO Holding Account until the next available, qualifying Segment unless you transfer the account value into the Unloaned GIO and/or other investment option available under your policy subject to any conditions and restrictions.

For instance, if we declare the Growth Cap Rate to be 6% and your specified minimum Growth Cap Rate is 6% but we are currently crediting an annual interest rate on the Unloaned GIO that is greater than or equal to 6% minus the sum of the charges (B+C+D) discussed in the Growth Cap Rate section then your account value will remain in the MSO Holding Account on the date the new Segment would have started.

As indicated above, you must transfer account value out of the MSO Holding Account into the Unloaned GIO and/or other investment options available under your policy if you do not want to remain in the MSO Holding Account.

If we declare the Growth Cap Rate to be 6% and your specified minimum Growth Cap Rate is 6% and if the sum of the charges (B+C+D) discussed in the "Growth Cap Rate" section plus the annual interest rate on the Unloaned GIO are less than 6% and all requirements are met then the net amount of the account value in the MSO Holding Account will transfer into a new Segment.

If you specified a minimum Growth Cap Rate of 10% in the above examples then account value would not transfer into a new Segment from the MSO Holding Account because the Growth Cap Rate did not meet your specified minimum Growth Cap Rate.

The Index-Linked Return is only applied to amounts that remain in a Segment until the Segment Maturity Date. For example, a surrender of your policy before Segment maturity will eliminate any Index-Linked Return and be subject to a Early Distribution Adjustment.

CHANGE IN INDEX

If the Index is discontinued or if the calculation of the Index is substantially changed, we reserve the right to substitute an alternative index. We also reserve the right to choose an alternative index at our discretion.

If we were to substitute an alternative index at our discretion, we would provide notice 45 days before making that change. The new index would only apply to new Segments. Any outstanding Segments would mature on their original Segment Maturity Dates.

With an alternative index, the Downside Protection would remain the same or greater. However, an alternative index may reduce the Growth Cap Rates we can offer. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the S&P 500 Price Return index.

If the S&P 500 Price Return index were to be discontinued or substantially changed, thereby affecting the Index-Linked Return of existing Segments, we will mature the Segments based on the most recently available closing value of the Index before it is discontinued or changed. Such maturity will be as of the date of such most recently available closing value of the Index and we will use that closing value to calculate the Index-linked Return through that date. We would apply the full Index performance to that date subject to the full Growth Cap Rate and Downside Protection. For example, if the Index was up 12% at the time we matured the Segment and the Growth Cap Rate was 8%, we would credit an 8% return to your Segment Account Value. If the Index was down 30% at the time we matured the Segment, we would credit a 5% negative return to your Segment Account Value. We would provide notice about maturing the Segment, as soon as practicable and ask for instructions on where to transfer your Segment Maturity Value.

If we are still offering Segments at that time, you can request that the Segment Maturity Value be invested in a new Segment, in which case we will hold the Segment Maturity Value in the MSO Holding Account for investment in the next available Segment subject to the same terms and conditions discussed above under MSO Holding Account and Segments.

In the case of any of the types of early maturities discussed above, there would be no transfer charges or EDA applied and you can allocate the Segment Maturity Value to the investment options available under your policy. Please see "Segment Maturity" earlier in this section for more information. If we continued offering new Segments, then such a change in the Index may cause lower Growth Cap Rates to be offered. However, we would still provide a minimum Growth Cap Rate of 6% and minimum Downside Protection of -25%. We also reserve the right to not offer new Segments. Please see "Right to Discontinue and Limit Amounts Allocated to the MSO" later in this section.

CHARGES

There is a current percentage charge of 1.40% of any policy account value allocated to each Segment. We reserve the right to increase or decrease the charge although it will never exceed 2.40%. Of this percentage charge, 0.75% will be deducted on the Segment Start Date from the amount being transferred from the MSO Holding Account into the Segment as an up-front charge ("Variable Index Benefit Charge"), with the remaining 0.65% annual charge (of the current Segment Account Value) being deducted from the policy account on a monthly basis during the Segment Term ("Variable Index Segment Account Charge").

--------------------------------------------------------------------------
                                                   CURRENT NON- GUARANTEED
                   MSO CHARGES                      GUARANTEED   MAXIMUM
--------------------------------------------------------------------------
Variable Index Benefit Charge                         0.75%       0.75%
--------------------------------------------------------------------------
Variable Index Segment Account Charge                 0.65%       1.65%
--------------------------------------------------------------------------
Total                                                 1.40%       2.40%
--------------------------------------------------------------------------

This fee table applies specifically to the MSO and should be read in conjunction with the "Tables of the policy charges" under "Risk/ benefit summary: charges and expenses you will pay" earlier in this prospectus and also see "Loans" later in this section for information regarding the "spread" you would pay on any policy loan.

The base policy's mortality and expense risk charge and current non-guaranteed Customer Loyalty Credit will also be applicable to a Segment Account Value or any amounts held in the MSO Holding Account. The mortality and expense risk charge is part of the policy monthly charges. Please see "How we deduct policy monthly charges during a Segment Term" for more information. The Customer Loyalty Credit offsets some of the monthly charges.

If a Segment is terminated prior to maturity by policy surrender, or reduced prior to maturity by monthly deductions (if other funds are insufficient) or by loans or a Guideline Premium Force-out as described below, we will refund a proportionate amount of the Variable Index Benefit Charge corresponding to the surrender or reduction and the time remaining until Segment Maturity. The refund will be administered as part of the Early Distribution Adjustment process as described above. This refund will increase your surrender value or remaining Segment Account Value, as appropriate. Please see Appendix II later in this prospectus for an example and further information.

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

CHARGE RESERVE AMOUNT

If you elect the Market Stabilizer Option(R), you are required to maintain a minimum amount of policy account value in the Unloaned GIO to approximately cover the estimated monthly charges for the policy, (including, but not limited to, the MSO and any optional riders) for the Segment Term. This is the Charge Reserve Amount.

The Charge Reserve Amount will be determined on each Segment Start Date as an amount projected to be sufficient to cover all of the policy's monthly deductions during the Segment Term, assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account and that no policy changes or additional premium payments are made. The Charge Reserve Amount on other than a Segment Start Date (or the effective date of a requested face amount increase -- please see "Requested Face Amount Increases" below for more information) will be the Charge Reserve Amount determined as of the latest Segment Start Date (or effective date of a face amount increase) reduced by each subsequent monthly deduction during the longest remaining Segment Term, although it will never be less than zero. This means, for example, that if you are in a Segment (Segment
A) and then enter another Segment (Segment B) 6 months later, the Charge Reserve Amount would be recalculated on the start date of Segment B. The Charge Reserve Amount would be recalculated to cover all of the policy's monthly deductions during the Segment Terms for both Segments A and B.

When you select the MSO, as part of your initial instructions, you will be asked to specify the investment options from which we should transfer the account value to the Unloaned GIO to meet Charge Reserve Amount requirements, if necessary. No transfer restrictions apply to amounts that you wish to transfer into the Unloaned GIO to meet the Charge Reserve Amount requirement. If your values in the variable investment options including the MSO Holding Account and the unloaned portion of our GIO are insufficient to cover the Charge Reserve Amount, no new Segment will be established. Please see "Segments" above for more information regarding the Charge Reserve Amount and how amounts may be transferred to meet this requirement.

Please note that the Charge Reserve Amount may not be sufficient to cover actual monthly deductions during the Segment Term. Although the Charge Reserve Amount will be recalculated on each Segment Start Date, and the amount already present in the Unloaned GIO will be supplemented through transfers from your value in the variable investment options including the MSO Holding Account, if necessary to meet this requirement, actual monthly deductions could vary up or down during the Segment Term due to various factors including but not limited to requested policy changes, additional premium payments, investment performance, loans, policy partial withdrawals from other investment options besides the MSO, and any changes we might make to current policy charges.

HOW WE DEDUCT POLICY MONTHLY CHARGES DURING A SEGMENT TERM

Under your base variable life insurance policy, monthly deductions are allocated to the variable investment options and the Unloaned GIO according to deduction allocation percentages specified by you or based on a proportionate allocation should any of the individual investment option values be insufficient.

However, if the Market Stabilizer Option(R) is elected, on the Segment Start Date, deduction allocation percentages will be changed so that 100% of monthly deductions will be taken from the Charge Reserve Amount and then any remaining value in the Unloaned GIO, if the Charge Reserve Amount is depleted, during the Segment Term. In addition, if the value in the Unloaned GIO is ever insufficient to cover monthly deductions during the Segment Term, the base policy's proportionate allocation procedure will be modified as follows:

1. The first step will be to take the remaining portion of the deductions proportionately from the values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values.

2. If the Unloaned GIO and variable investment options, including any value in the MSO Holding Account, are insufficient to cover deductions in their entirety, the remaining amount will be allocated to the individual Segments proportionately, based on the current Segment Distribution Values.

3. Any portion of a monthly deduction allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value.

The effect of those procedures is that account value will be taken out of a Segment to pay a monthly deduction (and an EDA therefore applied) only if there is no remaining account value in any other investment options, as listed in 1. and 2. above.

In addition, your policy will lapse if your net policy account value is not enough to pay your policy's monthly charges when due (unless one of the available guarantees against termination is applicable). If you have amounts allocated to MSO Segments, the Segment Distribution Value will be used in place of the Segment Account Value in calculating the net policy account value.

These modifications will apply during any period in which a Segment exists and has not yet reached its Segment Maturity Date.

EARLY DISTRIBUTION ADJUSTMENT

OVERVIEW

Before a Segment matures, if you surrender your policy, take a loan from a Segment or if we should find it necessary to make deductions for monthly charges or other distributions from a Segment, we will apply an Early Distribution Adjustment.

The application of the EDA is based on your agreement (under the terms of the MSO) to be exposed to the risk that, at the Segment Maturity Date, the Index will have fallen by more than 25%. The EDA uses what we refer to as a Put Option Factor to estimate the market value, at the time of an early distribution, of the risk that you would suffer a loss if your Segment were continued (without taking the early distribution) until its Segment Maturity Date. By charging you with a deduction equal to that estimated value, the EDA provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated when the Index has declined over the course of that Segment.

In the event of an early distribution, even if the Index has experienced positive performance since the Segment Start Date, the EDA will cause you to lose principal through the application of the Put Option Factor and that loss may be substantial. That is because there is always some risk that the Index would have declined by the Segment Maturity Date such that you would suffer a loss if the Segment were

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO) continued (without taking any early distribution) until that time. However, the other component of the EDA is the proportionate refund of the Variable Index Benefit Charge (discussed below under "Important Considerations") which is a positive adjustment to you. As a result, the overall impact of the EDA is to reduce your Segment Account Value and your other policy values except in the limited circumstances where the proportionate refund is greater than your loss from the Put Option Factor.

We determine the EDA and the Put Option Factor by formulas that are described below under "ADDITIONAL DETAIL ."

IMPORTANT CONSIDERATIONS

When any surrender, loan, charge deduction or other distribution is made from a Segment before its Segment Maturity Date:

1. YOU WILL FORFEIT ANY POSITIVE INDEX PERFORMANCE WITH RESPECT TO THESE AMOUNTS. INSTEAD, ANY OF THESE PRE-SEGMENT MATURITY DATE DISTRIBUTIONS WILL CAUSE AN EDA TO BE APPLIED THAT WILL USUALLY RESULT IN A REDUCTION IN YOUR VALUES. THEREFORE, YOU SHOULD GIVE CAREFUL CONSIDERATION BEFORE TAKING ANY SUCH EARLY LOAN OR SURRENDER, OR ALLOWING THE VALUE IN YOUR OTHER INVESTMENT OPTIONS TO FALL SO LOW THAT WE MUST MAKE ANY MONTHLY DEDUCTION FROM A SEGMENT; AND

2. The EDA will be applied, which means that:

   a. IF THE INDEX HAS FALLEN MORE THAN 25% SINCE THE SEGMENT START DATE, the EDA would generally have the effect of charging you for (i) the full amount of that loss below 25%, plus (ii) an additional amount for the risk that the Index might decline further by the Segment Maturity Date. (Please see example III in Appendix II for further information.)

   b. IF THE INDEX HAS FALLEN SINCE THE SEGMENT START DATE, BUT BY LESS THAN 25%, the EDA would charge you for the risk that, by the Segment Maturity Date, the index might have declined further to a point more than 25% below what it was at the Segment Start Date. (Please see example I in Appendix II for further information.) This charge would generally be less than the amount by which the Index had fallen from the Segment Start Date through the date we apply the EDA. It also would generally be less than it would be under the circumstances in 2a. above.

   c. IF THE INDEX HAS RISEN SINCE THE SEGMENT START DATE, the EDA would not credit you with any of such favorable investment performance. Instead, the EDA would charge you for the risk that, by the Segment Maturity Date, the index might have declined to a point more than 25% below what it was at the Segment Start Date. (Please see examples II and IV in Appendix II for further information.) This charge would generally be less than it would be under the circumstances in 2a. and 2b. above.

In addition to the consequences discussed in 2. above, the EDA also has the effect of pro rating the Variable Index Benefit Charge. As discussed further below, this means that you in effect would receive a proportionate refund of this charge for the portion of the Segment Term that follows the early surrender, loan, policy distribution, or charge deduction that caused us to apply the EDA. In limited circumstances, this refund may cause the total EDA to be positive.

For the reasons discussed above, the Early Distribution Adjustment to the Segment Account Value will usually reduce the amount you would receive when you surrender your policy prior to a Segment Maturity Date. For loans and charge deductions, the Early Distribution Adjustment would usually further reduce the account value remaining in the Segment Account Value and therefore decrease the Segment Maturity Value.

ADDITIONAL DETAIL

For purposes of determining the Segment Distribution Value prior to a Segment Maturity Date, the EDA is:

(a)the Put Option Factor multiplied by the Segment Account Value

                                    -minus-

(b)a pro rata portion of the 0.75% Variable Index Benefit Charge attributable to the Segment Account Value. (Please see "Charges" earlier in this section for an explanation of this charge.)

The Put Option Factor multiplied by the Segment Account Value represents, at any time during the Segment Term, the estimated market value of your potential exposure to negative S&P 500 Price Return index performance that is worse than -25%. The Put Option Factor, on any date, represents the estimated value on that date of a hypothetical "put option" (as described below) on the Index having a notional value equal to $1 and strike price at Segment Maturity equal to $0.75 ($1 plus the Downside Protection which is currently -25%). The strike price of the option ($0.75) is the difference between a 100% loss in the S&P 500 Price Return index at Segment Maturity and the 25% loss at Segment Maturity that would be absorbed by the Downside Protection feature of the MSO (please see "Growth Cap Rate" earlier in this section for an explanation of the Downside Protection.) In a put option on an index, the seller will pay the buyer, at the maturity of the option, the difference between the strike price -- which was set at issue -- and the underlying index closing price, in the event that the closing price is below the strike price. Prior to the maturity of the put option, its value generally will have an inverse relationship with the index. The notional value can be described as the price of the underlying index at inception of the contract. Using a notional value of $1 facilitates computation of the percentage change in the Index and the put option factor.

AXA Equitable will utilize a fair market value methodology to determine the Put Option Factor.

For this purpose, we use the Black Scholes formula for valuing a European put option on the S&P 500 Price Return index, assuming a continuous dividend yield, with inputs that are consistent with current market prices.

The inputs to the Black Scholes Model include:

(1)Implied Volatility of the Index -- This input varies with (i) how much time remains until the Maturity Date of the Segment from which an early distribution is being made, which is determined by using an expiration date for the hypothetical put option that corresponds to that time remaining and
   (ii) the relationship between the strike price of the hypothetical put option and the level of the S&P 500 Price Return index at the time of the early distribution. This relationship is referred to as the "moneyness" of the hypothetical put option described above, and is calculated as the ratio of the $0.75 strike price of that hypothetical put option to what the level

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO) of the S&P 500 Price Return index would be at the time of the early distribution if the Index had been $1 at the beginning of the Segment. Direct market data for these inputs for any given early distribution are generally not available, because put options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Maturity Date and moneyness of the hypothetical put option that we use for purposes of calculating the EDA.

   Accordingly, we use the following method to estimate the implied volatility of the index. We receive daily quotes of implied volatility from banks using the same Black Scholes model described above and based on the market prices for certain S&P 500 Price Return put options. Specifically, implied volatility quotes are obtained for put options with the closest maturities above and below the actual time remaining in the Segment at the time of the early distribution and, for each maturity, for those put options having the closest moneyness value above and below the actual moneyness of the hypothetical put option described above, given the level of the S&P 500 Price Return index at the time of the early distribution. In calculating the Put Option Factor, we will derive a volatility input for your Segment's time to maturity and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

   (a)We first determine the implied volatility of a put option that has the same moneyness as the hypothetical put option but with the closest available time to maturity shorter than your Segment's remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of put options having the moneyness values that are above and below the moneyness value of the hypothetical put option.

   (b)We then determine the implied volatility of a put option that has the same moneyness as the hypothetical put option but with the closest available time to maturity longer than your Segment's remaining time to maturity. This volatility is derived by linearly interpolating between the implied volatilities of put options having the moneyness values that are above and below the moneyness value of the hypothetical put option.

   (c)The volatility input for your Segment's time to maturity will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2)LIBOR Rate -- Key duration LIBOR rates will be retrieved from a recognized financial reporting vendor. LIBOR rates will be retrieved for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We will use linear interpolation to derive the exact remaining duration rate needed as the input.

(3)Index Dividend Yield -- On a daily basis we will get the projected annual dividend yield across the entire Index. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

In general, the Put Option Factor has an inverse relationship with the S&P 500 Price Return index. In addition to the factors discussed above, the Put Option Factor is also influenced by time to Segment Maturity. We determine Put Option Factors at the end of each business day. Generally, a business day is any day the New York Stock Exchange is open for trading. If any inputs to the Black Scholes formula are unavailable on a business day, we would use the value of the input from the most recent preceding business day. The Put Option Factor that applies to a transaction or valuation made on a business day will be the Factor for that day. The Put Option Factor that applies to a transaction or valuation made on a non-business day will be the Factor for the next business day.

Appendix II at the end of this prospectus provides examples of how the Early Distribution Adjustment is calculated.

TRANSFERS

There is no charge to transfer into and out of the MSO Holding Account and you can make a transfer at any time to or from the investment options available under your policy subject to any transfer restrictions within your policy. Any restrictions applicable to transfers between the MSO Holding Account and such investment options would be the same transfer restrictions applicable to transfers between the investment options available under your policy. However, once policy account value has been swept from the MSO Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date will not be permitted. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for transfers from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the remaining Charge Reserve Amount.

Thus the amount available for transfers from the Unloaned GIO will not be greater than any excess of the Unloaned GIO over the remaining Charge Reserve Amount.

WITHDRAWALS

Once policy account value has been swept from the MSO Holding Account into a Segment, you will not be allowed to withdraw the account value out of a Segment before the Segment Maturity Date unless you surrender your policy. You may also take a loan; please see "Loans" later in this section for more information. Any account value taken out of a Segment before the Segment Maturity Date will generate an Early Distribution Adjustment. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for withdrawals from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the Charge Reserve Amount. Thus, if there is any policy account value in a Segment, the amount which would otherwise be available to you for a partial withdrawal of net cash surrender value will be reduced, by the amount (if any) by which the sum of your Segment Distribution Values and the Charge Reserve Amount exceeds the policy surrender charge.

If the policy owner does not indicate or if we cannot allocate the withdrawal as requested due to insufficient funds, we will allocate the withdrawal proportionately from your values in the Unloaned GIO (excluding the Charge Reserve Amount) and your values in the variable investment options including the MSO Holding Account.

CASH SURRENDER VALUE, NET CASH SURRENDER VALUE AND LOAN VALUE

If you have amounts allocated to MSO Segments, the Segment Distribution Values will be used in place of the Segment Account Values in calculating the amount of any cash surrender value, net cash surrender value and maximum amount available for loans. This means an EDA would apply to those amounts. Please see Appendix II for more information.

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

GUIDELINE PREMIUM FORCE-OUTS

For policies that use the Guideline Premium Test, a new Segment will not be established or created if we determine, when we process your election, that a distribution from the policy will be required to maintain its qualification as life insurance under federal tax law at any time during the Segment Term.

However, during a Segment Term if a distribution becomes necessary under the force-out rules of Section 7702 of the Internal Revenue Code, it will be deducted proportionately from the values in the Unloaned GIO (excluding the Charge Reserve Amount) and in any variable investment option, including any value in the MSO Holding Account but excluding any Segment Account Values.

If the Unloaned GIO (excluding the Charge Reserve Amount) and variable investment options, including any value in the MSO Holding Account, are insufficient to cover the force-out in its entirety, any remaining amount required to be forced out will be taken from the individual Segments proportionately, based on the current Segment Distribution Values.

ANY PORTION OF A FORCE-OUT DISTRIBUTION TAKEN FROM AN INDIVIDUAL SEGMENT WILL GENERATE A CORRESPONDING EARLY DISTRIBUTION ADJUSTMENT OF THE SEGMENT ACCOUNT VALUE.

If the Unloaned GIO (excluding the remaining Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account, and the Segment Distribution Values, is still insufficient to cover the force-out in its entirety, the remaining amount of the force-out will be allocated to the Unloaned GIO and reduce or eliminate any remaining Charge Reserve Amount under the Unloaned GIO.

LOANS

You may specify how your loan is to be allocated among the MSO, the variable investment options and the Unloaned GIO. Any portion of a requested loan allocated to the MSO will be redeemed from the individual Segments and the MSO Holding Account proportionately, based on the value of the MSO Holding Account and the current Segment Distribution Values of each Segment. Any portion allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread (2% for policies with a contract state of New York and Oregon and 5% for other policies).

If you do not specify or if we cannot allocate the loan according to your specifications, we will allocate the loan proportionately from your values in the Unloaned GIO (excluding the Charge Reserve Amount) and your values in the variable investment options including the MSO Holding Account.

If the Unloaned GIO (excluding the remaining amount of the Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account, are insufficient to cover the loan in its entirety, the remaining amount of the loan will be allocated to the individual Segments proportionately, based on current Segment Distribution Values.

ANY PORTION OF A LOAN ALLOCATED TO AN INDIVIDUAL SEGMENT WILL GENERATE A CORRESPONDING EARLY DISTRIBUTION ADJUSTMENT OF THE SEGMENT ACCOUNT VALUE AND BE SUBJECT TO A HIGHER GUARANTEED MAXIMUM LOAN SPREAD.

If the Unloaned GIO (excluding the remaining amount of the Charge Reserve Amount), together with the variable investment options including any value in the MSO Holding Account and the Segment Distribution Values, are still insufficient to cover the loan in its entirety, the remaining amount of the loan will be allocated to the Unloaned GIO and will reduce or eliminate the remaining Charge Reserve Amount.

Loan interest is due on each policy anniversary. If the interest is not paid when due, it will be added to your outstanding loan and allocated on the same basis as monthly deductions. See "How we deduct policy monthly charges during a Segment Term."

Whether or not any Segment is in effect and has not yet reached its Segment Maturity Date, loan repayments will first reduce any loaned amounts that are subject to the higher maximum loan interest spread. Loan repayments will first be used to restore any amounts that, before being designated as loan collateral, had been in the Unloaned GIO. Any portion of an additional loan repayment allocated to the MSO at the policy owner's direction (or according to premium allocation percentages) will be transferred to the MSO Holding Account to await the next available Segment Start Date and will be subject to the same conditions described earlier in this section.

Please see "Borrowing from your policy" under "Accessing your money" later in this prospectus for information regarding additional policy loan provisions.

PAID UP DEATH BENEFIT GUARANTEE AND THE NO LAPSE GUARANTEES

Please note that the MSO is not available while the paid up death benefit guarantee is in effect. The MSO is also not available if you elect the Enhanced No Lapse Guarantee Rider.

REQUESTED FACE AMOUNT INCREASES

Please also see "You can increase or decrease your insurance coverage" under Risks/benefits summary: Policy features, benefits and risks earlier in this prospectus for conditions that will also apply for a requested face amount increase.

If you wish to make a face amount increase during a Segment Term, the MSO requires that a minimum amount of policy account value be available to be transferred into the Unloaned GIO (if not already present in the Unloaned GIO), and that the balance after deduction of monthly charges remain there during the longest remaining Segment Term subject to any loans as described above. This minimum amount will be any amount necessary to supplement the existing Charge Reserve Amount so as to be projected to be sufficient to cover all monthly deductions during the longest remaining Segment Term. Such amount will be determined assuming at the time such calculation is made that no interest or investment performance is credited to or charged against the policy account value, and that no further policy changes or additional premium payments are made.

Any necessary transfers to supplement the amount already present in the Unloaned GIO in order to meet this minimum requirement will take effect on the effective date of the face amount increase. There will be no charge for this transfer. Any transfer from the variable investment options including the MSO Holding Account will be made in accordance with your directions. Your transfer instructions will be requested as part of the process for requesting the face amount increase. If the requested allocation is not possible due to insufficient

                     ABOUT THE MARKET STABILIZER OPTION(R)
               (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO) funds, the required amount will be transferred proportionately from the variable investment options, as well as the MSO Holding Account. If such transfers are not possible due to insufficient funds, your requested face amount increase will be declined.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

Please also see "Your right to cancel within a certain number of days" under "More information about policy features and benefits" later in this prospectus for more information regarding your right to cancel your policy within a certain number of days. However, the provisions in that section that address when amounts will be allocated to the investment options do not apply to amounts allocated to the MSO.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days, we will initially put all amounts which you have allocated to the MSO into our EQ/Money Market investment option. In this case, on the first business day following the later of the twentieth day after your policy is issued or the Investment Start Date (30th day in most states if your policy is issued as the result of a replacement, 60th day in NY), we will reallocate those amounts to the MSO Holding Account where they will remain until the next available Segment Start Date, at which time such amounts will be transferred to a new Segment of the MSO subject to meeting the conditions described in this section. However, if we have not received all necessary requirements for your policy as of the day your policy is issued, we will reallocate those amounts to the MSO Holding Account on the 20th day (longer if your policy is issued as the result of a replacement) following the date we receive all necessary requirements to put your policy in force at our Administrative Office. Your financial professional can provide further information on what requirements may apply to your policy.

In all other states, any amounts allocated to the MSO will first be allocated to the MSO Holding Account where they will remain for 20 days (unless the policy is issued as the result of a replacement, in which case amounts in the MSO Holding Account will remain there for 30 days (45 days in PA)). Thereafter, such amounts will be transferred to a new Segment of the MSO on the next available Segment Start Date, subject to meeting the conditions described in this prospectus.

SEGMENT MATURITY GIO LIMITATION

Upon advance notification, we reserve the right to limit the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. However, that limitation will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option. Please see "Appendix IV: Policy variations" later in this prospectus for more information.

RIGHT TO DISCONTINUE AND LIMIT AMOUNTS ALLOCATED TO THE MSO

We reserve the right to restrict or terminate future allocations to the MSO at any time. If this right were ever to be exercised by us, all Segments outstanding as of the effective date of the restriction would be guaranteed to continue uninterrupted until the Segment Maturity Date. As each such Segment matured, the balance would be reallocated to the Unloaned GIO and/or variable investment options per your instructions, or to the EQ/Money Market investment option if no instructions are received. We may also temporarily suspend offering Segments at any time and for any reason including emergency conditions as determined by the Securities and Exchange Commission. We also reserve the right to establish a maximum amount for any single policy that can be allocated to the MSO.

                    ABOUT THE MARKET STABILIZER OPTION(R)
              (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO)

6. Determining your policy's value

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YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your "policy account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your Segment Account Value(s) as described in "About the Market Stabilizer Option(R)" earlier in this prospectus, (iii) your amounts in our guaranteed interest option (other than in (iv)), and (iv) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i), (ii) and (iii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a Living Benefits Rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (iii) and (iv) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

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YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
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YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium (after deduction of any premium charge), loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and the Segment Account Values of the MSO, and deducted monthly from your policy account based on your deduction allocations unless the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider," later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate. However, we reserve the right to limit the percentage of your premium that may be allocated to the guaranteed interest option, or to reject certain requests to transfer amounts to the unloaned portion of your guaranteed interest option as described in greater detail throughout this prospectus. We may also limit the percentage of any additional loan repayments that may be allocated to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. See "Guaranteed interest option" under "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this prospectus and "Appendix IV:
Policy variations" later in this prospectus for more information on such limitation amounts.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

If the Enhanced No Lapse Guarantee Rider was elected at issue and is in effect, we will not allow any amount of the policy account value to be transferred or allocated to the guaranteed interest option. In addition, if you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option.

YOUR POLICY'S VALUE IN THE MARKET STABILIZER OPTION(R). Your policy account value that has been allocated to any Segment of the MSO will not fluctuate daily with investment performance. Each Segment has a Segment Account that is used in the calculation of your policy account values and represents the amount to which the Index-Linked Rate of Return will be applied to on a Segment Maturity Date to determine the Index Linked-Return. The Index-Linked Rate of Return, not to exceed the applicable Growth Cap Rate, is not applied to any Segment Account prior to its Segment Maturity Date. Only the amount in a Segment Account is subject to the "downside protection" on the Segment Maturity Date. Please see "About the Market Stabilizer Option(R)" earlier in this prospectus for more detailed information.

                        DETERMINING YOUR POLICY'S VALUE

7. Transferring your money among our investment options

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TRANSFERS YOU CAN MAKE

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YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION. HOWEVER, CERTAIN RESTRICTIONS MAY APPLY.
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After your policy's Allocation Date, you can transfer amounts from one investment option to another subject to certain restrictions discussed below. Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We reserve the right to lower this $500 limit upon written notice to you. We also reserve the right to restrict transfers among variable investment options and transfers out of the guaranteed interest option as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect. For more information, see "Paid up death benefit guarantee" and the "Enhanced No Lapse Guarantee Rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options and the Segments in the MSO to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

RESTRICTIONS ON TRANSFERS INTO THE GUARANTEED INTEREST OPTION. Notwithstanding the above, upon advance notification, AXA Equitable has the right to reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. The specified percentage limitation on requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix
IV: Policy variations" later in this prospectus for more information.

After the first two policy years and if the attained age of the insured is less than 65, we may limit transfers you can make into the unloaned GIO if the current (non-guaranteed) interest crediting rate on the unloaned GIO is equal to the guaranteed minimum interest crediting rate of 2% (annual rate). In this instance, the maximum amount that may be transferred from the variable investment options to the unloaned GIO in a policy year is the greater of:
(a) $500 and (b) 25% of the total amount in the variable investment options at the beginning of the policy year. If this amount is exceeded in any policy year during which the transfer limit becomes effective, additional transfers into the unloaned GIO will not be permitted during that policy year while the limit remains in effect.

Additionally, when the paid up death benefit guarantee is exercised, if the Enhanced No-Lapse Rider is in effect or if there are any Segments of the MSO in effect, restrictions and/or limitations may apply on transfers into the guaranteed interest option. For more information, please see "About the Market Stabilizer Option(R)" earlier in this prospectus and "More information about policy features and benefits" later in this prospectus.


CURRENT UNRESTRICTED TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.


See the "How to make transfers" section below on how you can request a transfer. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day.

Please note that the ability to make unresticted transfers from the guaranteed interest option does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the guaranteed interest option to cover the Charge Reserve Amount. Finally, there may be a charge for making this transfer. Please see "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus for more information about charges for this transfer.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

TRANSFERS UNDER THE MARKET STABILIZER OPTION(R) ("MSO"). Although, under the policy, we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options, there is no charge to transfer into and out of the MSO Holding Account and you can make a transfer at any time to or from the investment options available under your policy subject to any transfer restrictions within your policy. Any restrictions applicable to transfers between the MSO Holding Account and such investment options would be the same transfer restrictions applicable to transfers between the investment options available under your policy. However, once policy account value has been swept from the MSO Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date will not be permitted. Please note that while a Segment is in effect, before the Segment Maturity Date, the amount available for transfers from the Unloaned GIO will be limited to avoid reducing the Unloaned GIO below the remaining Charge Reserve Amount.

Thus the amount available for transfers from the Unloaned GIO will not be greater than any excess of the Unloaned GIO over the remaining Charge Reserve Amount.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. Generally, you can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa.com or us.axa.com (for those outside the U.S.) websites and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make online transfers by following one of two procedures:

..   For individually owned policies for which you are the owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or


..   For corporation and trust owned policies, we require a special authorization form to obtain access. The form is available on our website www.axa.us.com or us.axa.com for those outside the U.S., or by contacting our Administrative Office.


For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office. We require a written request for jointly owned policies.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long-term.

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USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
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Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options and the MSO. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.


This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time by sending a written request to our Administrative Office. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.


We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service. This service is not available while the Enhanced No Lapse Guarantee Rider is in effect.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options (excluding the MSO Holding Account) up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service. This service is not available while the Enhanced No Lapse Guarantee Rider is in effect.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

8. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long-Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long-Term Care Services/SM /Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" below. The minimum loan amount generally is $500. Please also see "Loans" under "About the Market Stabilizer Option(R)" earlier in this prospectus should you borrow from values allocated to the MSO.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request a loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. Please also see "Loans" under "About the Market Stabilizer Option(R)" earlier in this prospectus should you borrow from values allocated to the MSO. Please note that any portion of a loan allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread.If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the Enhanced No Lapse Guarantee Rider or the paid up death benefit guarantee is in effect and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.


LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first ten policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.


Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first ten years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 11th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Please also see "Loans" under "About the Market Stabilizer Option(R)" earlier in this prospectus should you allocate your loan to the MSO.

Because Incentive Life Optimizer(R) II was first offered in 2010, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or

                             ACCESSING YOUR MONEY
may cause the Enhanced No Lapse Guarantee Rider or the no-lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. A policy loan can affect your policy account value and death benefit, even if you have repaid the loan. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments unless the policy has lapsed and the payment is received during the 61-day grace period. See "Policy 'lapse' and termination" in "The minimum amount of premiums you must pay" under "Risk/ benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long-Term Care Services/SM/ Rider will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments. However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of each additional repayment to the guaranteed interest option. Any portion of the additional loan repayment in excess of the limitation amount will be allocated to the variable investment options in proportion to any loan repayment amounts for the variable investment options that you have specified with that loan repayment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any loan repayment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the additional loan repayment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on additional loan repayments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%. Please see "Appendix IV: Policy variations" later in this prospectus for more information.

If you are to receive monthly benefit payments under the Long-Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the paid up death benefit guarantee allocation percentages for the variable investment options on record.

If the Enhanced No Lapse Guarantee Rider is in effect, any loan repayment will be allocated to the AXA Strategic Allocation investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the Enhanced No Lapse Guarantee Rider premium allocation percentages for the AXA Strategic Allocation investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the Living Benefits Rider or the Long-Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   While a Segment of the MSO is in effect, any Segment Distribution Values will be transferred automatically to the Unloaned GIO and an Early Distribution Adjustment will be applied, and no transfers out of the GIO will be allowed into the MSO.

                             ACCESSING YOUR MONEY

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long-Term Care Services/SM/ Rider and the MSO.

..   No future allocations or transfers to the investment options will be accepted.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

..   If the policy is on loan extension, the policy guaranteed interest option limitation will not apply.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.


Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension. If your policy is on loan extension, due to an absence of Internal Revenue Service guidance on such features, there is some uncertainty as to how the tax law might be applied in the future. For example, it is possible that in such circumstances, some or the entire outstanding loan could be treated as a distribution from the policy. Please see "Appendix IV: Policy variations" later in this prospectus for more information.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long-Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long-Term Care Services/SM/ Rider and selected death benefit Option A, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. If you selected death benefit Option B, the current long-term care specified amount will not be reduced. We will not deduct a charge for making a partial withdrawal. Please see the "Early Distribution Adjustment" section under "About the Market Stabilizer Option(R)" earlier in the prospectus for more information about the effect of an EDA on a surrender of your policy.

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YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the no-lapse guarantee and the Enhanced No Lapse Guarantee Rider as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for the no-lapse guarantee.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

Upon written request satisfactory to us, you can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed terminal illness living benefits, and further reduced for any monthly benefit payments under the Long-Term Care Services/SM/ Rider,

                             ACCESSING YOUR MONEY
and minus any surrender charge that then remains applicable. If you have any policy account value in the MSO, the Segment Distribution Value and not the Segment Account Value will be used to calculate your policy account value for the purpose of determining your net cash surrender value. Please see the "Early Distribution Adjustment" section under "About the Market Stabilizer Option(R)" earlier in the prospectus for more information about the effect of an EDA on a surrender of your policy. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy or term rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by AXA Equitable or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness, the Long-Term Care Services/SM/ Rider for chronic illness benefits, if elected, and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the Long-Term Care Services/SM/ Rider. Long-Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option regardless of any policy guaranteed interest option limitation in effect. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay. Please see "Appendix IV: Policy variations" later in this prospectus for more information.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

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YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
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                             ACCESSING YOUR MONEY

9. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Optimizer(R) II policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and
(b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.


The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."


TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change.

A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.


If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid during its first seven years (or within seven years after a material change) are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.


A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.


In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. We may also be required to provide a higher death benefit notwithstanding the decrease in face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will generally be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. However, there is some uncertainty as to the federal tax treatment of policy loans with a small or no spread between the interest rate charged and the interest rate credited on the amount loaned. You should consult a qualified tax adviser as to the federal tax treatment of such loans. Also, see below for taxation of loans upon surrender or termination of your policy.


If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis

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generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.


Ideally a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.


You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG-TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

LONG-TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long-Term Care Services/SM/ Rider are intended to be treated, for Federal

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income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. However, receipt of these benefits may be taxable in part and may reduce your investment in the policy. Generally income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care Services/SM/ Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes and may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable. Please see "Policy variations" and "State policy availability and/or variations of certain features and benefits" Appendices later in this prospectus for more information on previously issued riders and state variations.


Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see "Policy variations" and "State policy availability and/or variations of certain features and benefits" Appendices later in this prospectus for more information on previously issued riders and state variations.


UNDER EITHER RIDER, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. Proposals, if enacted, could narrow the exception unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.


TAX SHELTER REGULATIONS. Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your

                                TAX INFORMATION
policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.45 million in 2016). A portability rule generally permits a surviving spouse to elect to carryover the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2016, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, are generally allowed an aggregate generation-skipping tax exemption of the same $5.45 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS


Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit. In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. Further guidance may be forthcoming. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

3.8% TAX ON NET INVESTMENT INCOME OR "NII"

The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax

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benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules.


Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction. For Puerto Rico and other jurisdictions, income is considered U.S. - source income. We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S. - source income.

Even though this section in the prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policyowner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policyowner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

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10. More information about policy features and benefits

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GUARANTEE PREMIUM TEST FOR THE NO-LAPSE GUARANTEES

We offer two guarantees against policy lapse that depends on your having paid specified amounts of premiums. We refer to these guarantees as our "no-lapse guarantee" and our optional "Enhanced No Lapse Guarantee Rider" and you can read more about it in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus. You can also read more about our Enhanced No Lapse Guarantee Rider in "Enhanced no lapse guarantee rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date (less any partial withdrawals) at least equals the cumulative guarantee premiums due to date for the no-lapse guarantee or Enhanced No Lapse Guarantee Rider including any cumulative guarantee premiums for any optional riders that are then in effect. If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amount of the guarantee premiums for the no-lapse guarantee and the Enhanced No Lapse Guarantee Rider, if elected, are set forth in your policy on a monthly basis. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend the no-lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 120;

..   you have death benefit "Option A" in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not paying policy premiums or waiving monthly charges under the terms of a disability waiver rider and you have not received any payment under a Living Benefits Rider or the Long-Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the effective date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below the minimum stated in your policy;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   If the paid up death benefit is exercised while any MSO Segment is in effect, an Early Distribution Adjustment will apply and any Segment Distribution Value will be automatically transferred to the Unloaned GIO and the AXA Strategic Allocation investment options as specified by you.

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Strategic Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate including the MSO, Cash Value Plus Rider and the living benefits rider providing benefits for terminal illness. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

If you elect the paid up death benefit guarantee, the Long-Term Care Services/SM/ Rider will automatically terminate subject to any Nonforfeiture Benefit, if elected.

Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider before continuation of coverage under any Nonforfeiture Benefit. Please see Appendix IV later in this prospectus for rider variations.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than the minimum stated in your policy.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals and full surrender)" under "Tax Information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

If the policy guaranteed interest option limitation is in effect at the time you elect the paid up death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. Please see "Appendix IV:
Policy variations" later in this prospectus for more information.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you could be eligible for the following other optional benefits we currently make available by rider:

..   Enhanced No Lapse Guarantee Rider -- Described below.

..   Long-Term Care Services/SM/ Rider -- Described below.

..   Cash Value Plus Rider -- Described below.

..   Charitable Legacy Rider -- Described below.

..   Disability Deduction Waiver Rider -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   Disability Premium Waiver Rider -- This rider pays the specified premium or waives the monthly charges from the policy account value, if that amount is greater, if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the specified premium is paid (or the monthly charges, if greater, are waived) to the earlier of the policy anniversary nearest the insured's age 65 or termination of disability. Issue ages are 0-59. However, coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   Children's Term Insurance Rider -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS years. The insured under the base policy must be between the ages of 17 and
   55. The maximum amount of coverage is $25,000 for all AXA Equitable and affiliates' policies in-force and applied for.

..   Option To Purchase Additional Insurance Rider -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all AXA Equitable and affiliates' policies inforce and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   Substitution Of Insured Person Rider (Available for policies with a minimum face amount of $100,000 unless it is issued as a result of an Option To Purchase Additional Insurance election or a conversion from a term life policy, see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   Living Benefits Rider (See "Your option to receive a terminal illness living benefit under the Living Benefits Rider" under "Accessing your money.")

..   Paid Up Death Benefit Guarantee Endorsement (See "Paid up death benefit guarantee" under "More information about policy features and benefits.")

..   Loan Extension Endorsement (See "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

ENHANCED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The minimum guarantee period is 15 years from the register date, and the maximum period is 30 years from register date if the insured is less than 56 years old or to the insured's attained age 85 for issue ages 56-70. Issue ages are 0-70. If you elect this rider at issue, and while the rider is in effect, the investment options available to you will be restricted to the AXA Strategic Allocation investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider. The policy guaranteed interest option will not apply while the extended no lapse guarantee rider remains in effect. The limitation amounts applicable under the extended no lapse guarantee rider may permit you to allocate different amounts into the guaranteed interest option. Please see "Appendix IV: Policy variations" later in this prospectus for more information.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for the no lapse guarantees" under "More information about policy features and benefits"); and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

..   RIDER TERMINATION. The Enhanced No Lapse Guarantee Rider will terminate on the earliest of the following:

   -- the date your policy ends without value at the end of a grace period;

   -- the date you surrender your policy;

   -- the expiration date of the enhanced no lapse guarantee period shown in your policy;

   -- the effective date of the election of the paid up death benefit guarantee;

   -- the date that a new insured person is substituted for the original insured person;

   -- the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

   -- the date the policy goes on loan extension; or

   -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be restored once it has been terminated.

The Market Stabilizer Option(R) is not available if you elect the Enhanced No Lapse Guarantee Rider.

CASH VALUE PLUS RIDER (RIDER FORM NO. R11-10 OR STATE VARIATION)

In states where approved, an optional rider may be elected at issue that reduces the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years. In order to elect the rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. We deduct $0.04 per $1,000 of the initial base policy face amount from your policy account value each month, while the rider is in effect.

The rider works by refunding all or a portion of the premium charge and waiving all or a portion of the surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under the rider are as follows:

-----------------------------------------------------------
SURRENDER IN POLICY PERCENT OF PREMIUM PERCENT OF SURRENDER
       YEAR          CHARGE REFUNDED*     CHARGES WAIVED
-----------------------------------------------------------
         1                 100%        100%
-----------------------------------------------------------
         2                 80%         100%
-----------------------------------------------------------
         3                 33%         100%
-----------------------------------------------------------
         4                  0%         100%
-----------------------------------------------------------
         5                  0%         80%
-----------------------------------------------------------
         6                  0%         65%
-----------------------------------------------------------
         7                  0%         45%
-----------------------------------------------------------
         8                  0%         25%
-----------------------------------------------------------
    9 and later             0%          0%
-----------------------------------------------------------

* The mortality and expense risk charge and other monthly charges are not refunded.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

The net cash surrender value paid, including the reduction of the surrender charges and refund of a percentage of cumulative premium charges, if a policy is surrendered in full while this rider is in force, will not exceed the greater of:

1. a cumulative-based premium cap equal to the sum of premiums paid to the date of the surrender minus any partial withdrawals, outstanding loan and accrued loan interest; and

2. the net cash surrender value on the date of surrender calculated prior to any reduction or refund.

Thus, the cumulative-based premium cap may effectively limit the percentage of surrender charges waived and/or the percentage of premium charge refunded if a policy is surrendered in full while this rider is in force.

The reduction of the surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease. There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Amounts available under the policy for loans and partial withdrawals continue to be calculated as if this rider was not part of the policy.

The premium load refund that would be applicable upon a complete surrender of the policy may increase the death benefit that is calculated when the claim is paid in the first 3 policy years in order for the policy to satisfy the definition of a "life insurance contract" under Section 7702 of the Code.

.. RESTORATION AFTER LAPSE. If your policy is restored after a lapse, the rider will also be restored unless you made a written request to terminate the rider.

.. RIDER TERMINATION. The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; 2) The date the policy ends without value at the end of the Grace Period or otherwise terminates; 3) After the first policy anniversary, the effective date of a policy owner's written request to terminate this rider; or 4) The date the policyowner exercises the Substitution of Insured Option or Paid Up Death Benefit Guarantee.

This rider is not available if you elect the Long-Term Care Services/SM/ Rider. Please see "Appendices IV and V" later in this prospectus for more information on rider variations.

LONG-TERM CARE SERVICES/SM/ RIDER (PLEASE SEE APPENDIX IV LATER IN THIS PROSPECTUS FOR RIDER VARIATIONS). The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care./(1)/ Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.
-------------
(1)For a more complete description of the terms used in this section and conditions of this rider, please consult your rider policy form.

An individual qualifies as "chronically ill" if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate charged for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long-Term Care Services/SM/ Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

During any period of coverage (see below), the maximum Total Benefit is determined as of the first day of that period of coverage.

The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life and Annuity Company, MONY Life Insurance Company of America, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or "HIPAA." (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy's annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

.. ELIMINATION PERIOD. The Long-Term Care Services/SM/ Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture Benefit has been paid out);

5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture
Benefit:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. The policy death benefit will not be less than the maximum total benefit.

3. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment--including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5. If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider .

7. Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.

After a period of coverage ends before coverage is continued as a Nonforfeiture
Benefit:

1. The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

2. Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

3. The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

4. For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

5. The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

If any MSO Segments are in effect, they will be terminated with corresponding early distribution adjustments, and the MSO Segment values will be reallocated to the variable investment options and your GIO based on your premium allocations then in effect.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

..   RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the "Extension of Benefits" and the "Nonforfeiture Benefit" provisions of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the maximum total benefit amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

7. the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

..   EXTENSION OF BENEFITS. If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

NONFORFEITURE BENEFIT


For a higher monthly charge, you can elect the Long-Term Care Services/SM/
Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where
(a) the Long-Term Care Services/SM/ Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care Services/SM/ Rider were in force for at least three policy years.


While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services/SM/ Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

   (a)One month's maximum monthly benefit and

   (b)The sum of all charges deducted for the Long-Term Care Services/SM/ Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.

The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the "Extension of Benefits" and "Nonforfeiture Benefit" provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services/SM/ Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the "Extension of Benefits" provision of the rider):

(1)We receive your written request to terminate the Long-Term Care Services/SM/ Rider;

(2)You surrender your policy;

(3)Your policy terminates without value at the end of a grace period; or

(4)You elect a Paid Up death benefit guarantee.

If benefits are being continued under the "Extension of Benefits" provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and
(b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an accredited 501(c) organization under IRS Code 170. See www.IRS.gov for valid organizations.

..   RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

   -- the termination of the policy;

   -- the surrender of the policy;

   -- the date we receive the policy owner's written request to terminate the rider;

   -- the date of the insured's death; or

   -- the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the Substitution Of Insured Person Rider or elects the paid up death benefit guarantee.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 8 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in your policy account, but excluding any value we are holding as collateral for any policy loans.

The credit begins in the policy's 9th year. The percentage credit is currently at an annual rate as described in the charts below depending upon the issue age of the insured, the death benefit option you elected at issue, the policy duration and the level at which the policy is funded. If at the end of the first 7 policy years, the cumulative amount of premiums that you have paid to date (less any partial withdrawals) then: (i) if you elected at issue the death benefit Option A and is less than 16 "target premiums" for issue ages 18 - 58 or less than 12 "target premiums" for issue ages 0 - 17 and issue ages 59 and above, OR (ii) if you elected at issue the death benefit Option B and is less than 13 "target premiums" for issue ages 18 - 58 or

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS less than 11 "target premiums" for issue ages 0 - 17 and issue ages 59 and above the percentage credit will be as follows:

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ISSUE                              CREDIT                           CREDIT
AGE      DURATION                  AMOUNT DURATION                  AMOUNT
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 0 - 29  Policy yrs 9 - 35         0.25%  Policy yrs 36+            0.40%
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30 - 39  Policy yrs 9 - 25         0.20%  Policy yrs 26+            0.35%
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40 - 49  Policy yrs 9 - 20         0.15%  Policy yrs 21+            0.30%
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50 - 59  Policy yrs 9 - 15         0.15%  Policy yrs 16+            0.20%
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 60 +    Policy yrs 9+             0.15%
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Otherwise, the percentage credit will be as follows:

--------------------------------------------------------------------------
ISSUE                              CREDIT                           CREDIT
AGE      DURATION                  AMOUNT DURATION                  AMOUNT
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 0 - 29  Policy yrs 9 - 27         0.25%  Policy yrs 28+            0.55%
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30 - 39  Policy yrs 9 - 18         0.25%  Policy yrs 19+            0.55%
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40 - 49  Policy yrs 9 - 14         0.30%  Policy yrs 15+            0.55%
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50 - 59  Policy yrs 9 - 10         0.30%  Policy yrs 11+            0.55%
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 60 +    Policy yrs 9+             0.30%
--------------------------------------------------------------------------

The "target premium" is actuarially determined for each policy, based on that policy's characteristics, as well as the death benefit option at issue and the policy's face amount. The illustrations of Policy Benefits that your financial professional will provide will contain more information regarding the amount of premiums that must be paid in order for the higher percentage credit to be applicable to your policy.

This credit is not guaranteed. Because Incentive Life Optimizer(R) II is being first offered in 2010, no customer loyalty credit has yet been made to an Incentive Life Optimizer(R) II policy.

VARIATIONS AMONG INCENTIVE LIFE OPTIMIZER(R) II POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Optimizer(R) II where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Optimizer(R) II. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy or see Appendices IV and V later in this prospectus for more information.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.


A beneficiary residing outside the U.S., however, cannot elect the AXA Equitable Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the AXA Equitable Access Account.


If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the AXA Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you or any agent of AXA Equitable, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).


In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

Please also see "Your right to cancel within a certain number of days" under "About the Market Stabilizer Option(R)" earlier in this prospectus on how amounts you allocated to the MSO are returned to you.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

11. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 6% from each premium payment you send us. Currently, we reduce this charge to 4% after an amount equal to two "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specified characteristics death benefit option, as well as the policy's face amount, among other factors. In addition, if your policy includes the Cash Value Plus Rider, a portion of the deductions from premiums will be refunded upon surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). A similar charge applies to premiums attributed to requested face amount increases that are above your highest previous face amount. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the tenth policy year, or within the first ten years after a face amount increase over the previous highest base policy face amount, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $8.71 and $45.91 per $1,000 of initial base policy face amount, or base policy face amount increase. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year ten. The initial amount of surrender charge depends on each policy's specific characteristics. In addition, if your policy includes the Cash Value Plus Rider, the surrender charges are reduced, subject to a cumulative premium-based cap on the rider benefits (see "Cash Value Plus Rider" in "More information about policy features and benefits" earlier in this prospectus). Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charge attributable to each increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first ten policy years or within ten years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service. Nor will this charge apply to any transfers to or from the "MSO" or any transfers to or from any Holding Account that we make available in connection with the MSO. Please see "About the Market Stabilizer Option(R)" earlier in this prospectus for information about the MSO and the related "Holding Account."

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $15 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $10 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age
100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $10 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we currently deduct between $0.09 and $0.34 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age
121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we may deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current non-guaranteed cost of insurance rates are zero for policy years in which the insured person's attained age is 100 or older. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) II policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Optimizer(R) II policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Tables. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For information concerning possible limitations on any changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

For policies with a minimum stated face amount of $25,000 which are issued as a result of an Option to Purchase Additional Insurance election or a conversion from a term life policy or rider, our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, under these circumstances, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $100,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% of the value in your policy's variable investment options and MSO Segments during the first 8 policy years, with no charge in policy year 9 and thereafter. We reserve the right to increase or decrease this charge in the future, although it will never exceed 1.00% during policy years 1 - 10, and 0.50% during policy years 11 and later. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options and MSO Segments.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. However, for amounts of policy loans allocated to MSO Segments, the loan interest spread may be as high as 5% (2% for New York and Oregon policies). We deduct this charge on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the charge for each rider is deducted from your policy account value on the first day of each policy month that the rider is in effect. The rider charges are designed to offset the cost of providing the benefit under the rider. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of rider benefit amount from your policy account value each month until the insured under the base policy reaches age 65, while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES the insured under the base policy reaches age 65, while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider may be lower than the maximum monthly charges.

.. DISABILITY PREMIUM WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the policy reaches age 65 and while the rider is in effect. This amount is between $0.01 and $0.60 per $1,000 of initial base policy face amount on a guaranteed basis. We will establish a similar charge for requested base policy face amount increases. If you also select certain of the other optional riders available under your policy, we will deduct additional amounts from your policy account value per $1,000 of rider benefit amount each month while both the other rider and this rider are in effect. These amounts are in addition to the charges for the riders themselves. The current monthly charges for this rider may be lower than the maximum monthly charges.

.. LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the Option To Purchase Additional Insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. CHARITABLE LEGACY RIDER. There is no additional charge if you choose this rider.

.. ENHANCED NO LAPSE GUARANTEE RIDER. There is no additional charge if you choose this rider.

.. CASH VALUE PLUS RIDER. If you choose this rider, we deduct $0.04 per $1,000 of your initial base policy face amount from your policy account value each month until the earlier of the end of the eighth policy year or termination of the policy or termination of the rider. The charge for this rider does not vary depending upon the specifics of your policy. The current monthly charge for this rider may be lower than the maximum monthly charge of $0.04 per $1,000 of your initial base policy face amount. You must notify us in writing if you wish to cancel this rider. Please see "Appendix IV: Policy variations" later in this prospectus for more information on the charge applicable under the prior version of this rider.

.. ADDING THE LIVING BENEFITS RIDER. If you elect the Living Benefits Rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

MARKET STABILIZER OPTION(R)

There is a current percentage charge of 1.40% of any policy account value allocated to each Segment. We reserve the right to increase or decrease the charge although it will never exceed 2.40%. Of this percentage charge, 0.75% will be deducted on the Segment Start Date from the amount being transferred from the MSO Holding Account into the Segment as an up-front charge ("Variable Index Benefit Charge"), with the remaining 0.65% annual charge (of the current Segment Account Value) being deducted from the policy account on a monthly basis during the Segment Term ("Variable Index Segment Account Charge").

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                                                   CURRENT NON- GUARANTEED
                   MSO CHARGES                      GUARANTEED   MAXIMUM
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Variable Index Benefit Charge                         0.75%       0.75%
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Variable Index Segment Account Charge                 0.65%       1.65%
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Total                                                 1.40%       2.40%
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This fee table applies specifically to the MSO and should be read in conjunction with the "Tables of the policy charges" under "Risk/ benefit summary: charges and expenses you will pay" earlier in this prospectus and also see "Loan interest spread" earlier in this section for information regarding the "spread" you would pay on any policy loan.

The base policy's mortality and expense risk charge and current non-guaranteed Customer Loyalty Credit will also be applicable to a Segment Account Value or any amounts held in the MSO Holding Account. The mortality and expense risk charge is part of the policy monthly charges. Please see "How we deduct policy monthly charges during a Segment Term" for more information. The Customer Loyalty Credit offsets some of the monthly charges.

If a Segment is terminated prior to maturity by policy surrender, or reduced prior to maturity by monthly deductions (if other funds are insufficient) or by loans or a Guideline Premium Force-out, we will refund a proportionate amount of the Variable Index Benefit Charge corresponding to the surrender or reduction and the time remaining until Segment Maturity. The refund will be administered as part of the Early Distribution Adjustment process. This refund will increase your surrender value or remaining Segment Account Value, as appropriate. Please see Appendix II later in this prospectus for an example and further information.

Any portion of a loan allocated to an individual Segment will generate a corresponding Early Distribution Adjustment of the Segment Account Value and be subject to a higher guaranteed maximum loan spread (2% for policies with a contract state of New York and Oregon and 5% for other policies).

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

12. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them in complete and proper form:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request in complete and proper form:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.


..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for (or on a better risk class than applied for), then the register date will be the later of
    (a) the date you signed part I, section D of the policy application or
    (b) the date a medical or paramedical professional signed part II of the policy application.

..   In general, if we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or, if we issue the policy on a different (less favorable) basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. In certain circumstances, even if we issue your policy on a less favorable basis, the premium amount you paid may be sufficient to cover your full minimum initial premium. In this event, we will not move the register date to the delivery date. These procedures are designed to ensure that premiums and charges will commence on the same date as your insurance coverage. We will determine the interest rate applicable to the guaranteed interest option based on the register date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

..   For Section 1035 exchanges:

  . If we issue the policy as it was applied for (or on a better risk class than applied for), then the register date will be the later of (a) the date you signed part I, section D of the policy application or (b) the date a medical professional signed part II of the policy application.

  . If we do not receive your full minimum initial premium payment at our Administrative Office before the issue date or, if we issue the policy on a different (less favorable) basis than you applied for, the register date will be the date the policy is issued.


We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS


CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable Life Insurance Company."


We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

Your policy has the Substitution of Insured Person Rider and after the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no-lapse guarantee and Long-Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.



GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Optimizer(R) II in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Optimizer(R) II policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Optimizer(R) II policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

BROKER TRANSACTION AUTHORITY

After your policy has been issued, we may accept transfer requests and changes to your premium allocation instructions or fund transfers by telephone, mail, facsimile or electronically, and requests for automatic transfer service, asset rebalancing service and changes to the minimum growth cap rate for MSO in writing, by mail or facsimile, from your financial professional, provided that we have your prior written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity. AXA Equitable may terminate any such authorization at any time without prior notice.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

13. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio

                     MORE INFORMATION ABOUT OTHER MATTERS
performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By Phone:" in "How to reach us" from a touch-tone phone, if the policy is individually owned and you are the owner, or through axa.com or us.axa.com for those outside the U.S. if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

..   change of beneficiary(ies)


For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine.


If you wish to enroll through axa.com or us.axa.com for those outside the U.S. or use ACH payments via AXA Equitable's Interactive Telephone Service, you must first agree to the terms and conditions set forth in our axa.com or us.axa.com for those outside the U.S. Online Services Agreement or our AXA Equitable's Interactive Telephone Service Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa.com or us.axa.com for those outside the U.S., or AXA Equitable's Interactive Telephone Service if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

                     MORE INFORMATION ABOUT OTHER MATTERS

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.


SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life Optimizer(R) II from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you

                     MORE INFORMATION ABOUT OTHER MATTERS
to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year, plus 8.5% of all other premiums you pay in your policy's first year; plus 5.8% of all other premiums you pay in policy years two through five; plus 3.8% of all other premiums you pay in policy years six through ten, and 2.5% thereafter. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional or a Selling broker-dealer may elect to receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both premium-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of premiums alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.

                     MORE INFORMATION ABOUT OTHER MATTERS

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together, "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.10% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2015) received additional payments. These additional payments ranged from $1,214.89 to $5,872,700.74. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers

                     MORE INFORMATION ABOUT OTHER MATTERS
to promote the sale of AXA Equitable policies over policies and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investment Group
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Farmer's Financial Solution
First Allied Securities Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Girard Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harbour Investments
Independent Financial Group, LLC
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
Legend Equities
Lincoln Financial Advisors Corp.
Lincoln Financial Services Corp
Lincoln Investment Planning
LPL Financial Corporation
Lucia Securities, LLC
Mercap Securities, LLC
Merrill Lynch Life Agency, Inc.
MetLife Securities, Inc.
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Primerica Financial Services
Questar Capital Corporation
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SIGMA Financial Corporation
Signator Financial Services
Signator Investors, Inc.
Southwest Securities, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
SWS Financial Services
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors
VSR Financial Services Inc.
Wells Fargo Wealth Brokerage Insurance Agency


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

14. Financial statements of Separate Account FP and AXA Equitable

--------------------------------------------------------------------------------

The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

15. Incorporation of certain documents by reference

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AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2015 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the Market Stabilizer Option(R) (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No.0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

16. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a HYPOTHETICAL ILLUSTRATION. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2015 (or expected to be incurred in 2016, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2015. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Strategic Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option and the MSO that assumes a portion of net premiums allocated to the guaranteed interest option and MSO.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25. Appendix I to this prospectus contains an arithmetic hypothetical illustration.

                          PERSONALIZED ILLUSTRATIONS

Appendix I: Hypothetical illustrations

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ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, policy account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A or death benefit option B. The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. AXA Equitable is not able to predict the future performance of the investment options. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.09)%, 4.85% and 10.78%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.


Tables are provided for each of the two death benefit options. The tables headed "Using Current Charges" assume that the current rates for the following charges deducted by AXA Equitable in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including AXA Equitable's currently planned reduction in the policy's 9th year). The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.55%, and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.54%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. THESE RATES DO NOT REFLECT EXPENSE LIMITATION ARRANGEMENTS IN EFFECT WITH RESPECT TO CERTAIN OF THE UNDERLYING PORTFOLIOS. IF THOSE ARRANGEMENTS HAD BEEN ASSUMED, THE POLICY VALUES WOULD BE HIGHER THAN THOSE SHOWN IN THE FOLLOWING TABLES. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE OPTIMIZER II
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION A
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,080*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST



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                               DEATH BENEFIT                   ACCOUNT VALUE             NET CASH SURRENDER VALUE
                               -------------                   -------------             ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST   ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR     ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS
---------------------------------------------------------------------------------------------------------------------
   1     $    6,384   $600,000 $  600,000 $   600,000 $  4,455 $    4,754 $     5,054 $      0 $        0 $         0
---------------------------------------------------------------------------------------------------------------------
   2     $   13,087   $600,000 $  600,000 $   600,000 $  8,867 $    9,742 $    10,652 $      0 $        0 $       827
---------------------------------------------------------------------------------------------------------------------
   3     $   20,126   $600,000 $  600,000 $   600,000 $ 13,303 $   15,044 $    16,925 $  3,772 $    5,513 $     7,394
---------------------------------------------------------------------------------------------------------------------
   4     $   27,516   $600,000 $  600,000 $   600,000 $ 17,644 $   20,546 $    23,805 $  8,745 $   11,646 $    14,906
---------------------------------------------------------------------------------------------------------------------
   5     $   35,276   $600,000 $  600,000 $   600,000 $ 21,886 $   26,250 $    31,348 $ 13,644 $   18,008 $    23,105
---------------------------------------------------------------------------------------------------------------------
   6     $   43,423   $600,000 $  600,000 $   600,000 $ 26,025 $   32,160 $    39,612 $ 18,466 $   24,601 $    32,053
---------------------------------------------------------------------------------------------------------------------
   7     $   51,979   $600,000 $  600,000 $   600,000 $ 30,070 $   38,290 $    48,677 $ 23,564 $   31,784 $    42,171
---------------------------------------------------------------------------------------------------------------------
   8     $   60,962   $600,000 $  600,000 $   600,000 $ 34,016 $   44,643 $    58,616 $ 28,701 $   39,329 $    53,302
---------------------------------------------------------------------------------------------------------------------
   9     $   70,394   $600,000 $  600,000 $   600,000 $ 38,271 $   51,776 $    70,257 $ 34,534 $   48,039 $    66,520
---------------------------------------------------------------------------------------------------------------------
  10     $   80,297   $600,000 $  600,000 $   600,000 $ 42,469 $   59,252 $    83,163 $ 42,469 $   59,252 $    83,163
---------------------------------------------------------------------------------------------------------------------
  15     $  137,758   $600,000 $  600,000 $   600,000 $ 66,382 $  106,834 $   177,334 $ 66,382 $  106,834 $   177,334
---------------------------------------------------------------------------------------------------------------------
  20     $  211,093   $600,000 $  600,000 $   600,000 $ 88,421 $  167,033 $   335,821 $ 88,421 $  167,033 $   335,821
---------------------------------------------------------------------------------------------------------------------
  25     $  304,690   $600,000 $  600,000 $   807,426 $106,835 $  242,071 $   602,557 $106,835 $  242,071 $   602,557
---------------------------------------------------------------------------------------------------------------------
  30     $  424,146   $600,000 $  600,000 $ 1,288,872 $119,565 $  337,305 $ 1,056,452 $119,565 $  337,305 $ 1,056,452
---------------------------------------------------------------------------------------------------------------------
  35     $  576,605   $600,000 $  600,000 $ 2,111,813 $124,476 $  459,290 $ 1,820,528 $124,476 $  459,290 $ 1,820,528
---------------------------------------------------------------------------------------------------------------------
  40     $  771,186   $600,000 $  663,740 $ 3,327,229 $117,723 $  620,317 $ 3,109,560 $117,723 $  620,317 $ 3,109,560
---------------------------------------------------------------------------------------------------------------------
  45     $1,019,526   $600,000 $  870,334 $ 5,555,246 $ 88,911 $  828,890 $ 5,290,710 $ 88,911 $  828,890 $ 5,290,710
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  50     $1,336,478   $600,000 $1,146,736 $ 9,385,662 $ 13,608 $1,092,129 $ 8,938,726 $ 13,608 $1,092,129 $ 8,938,726
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  55     $1,740,997         ** $1,490,607 $15,730,371       ** $1,419,626 $14,981,305       ** $1,419,626 $14,981,305
---------------------------------------------------------------------------------------------------------------------
  60     $2,257,278         ** $1,857,356 $25,381,337       ** $1,838,966 $25,130,036       ** $1,838,966 $25,130,036
---------------------------------------------------------------------------------------------------------------------
  65     $2,916,199         ** $2,412,936 $42,849,648       ** $2,389,045 $42,425,394       ** $2,389,045 $42,425,394
---------------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE OPTIMIZER II
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION A
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,080*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST



---------------------------------------------------------------------------------------------------------------

                              DEATH BENEFIT                 ACCOUNT VALUE           NET CASH SURRENDER VALUE
                              -------------                 -------------           ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
---------------------------------------------------------------------------------------------------------------
   1     $    6,384   $600,000 $600,000 $   600,000 $ 3,994  $  4,279 $     4,564 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   2     $   13,087   $600,000 $600,000 $   600,000 $ 7,934  $  8,751 $     9,601 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   3     $   20,126   $600,000 $600,000 $   600,000 $11,768  $ 13,368 $    15,102 $ 2,236  $  3,837 $     5,570
---------------------------------------------------------------------------------------------------------------
   4     $   27,516   $600,000 $600,000 $   600,000 $15,474  $ 18,114 $    21,086 $ 6,574  $  9,214 $    12,187
---------------------------------------------------------------------------------------------------------------
   5     $   35,276   $600,000 $600,000 $   600,000 $19,063  $ 22,999 $    27,611 $10,820  $ 14,756 $    19,368
---------------------------------------------------------------------------------------------------------------
   6     $   43,423   $600,000 $600,000 $   600,000 $22,530  $ 28,025 $    34,722 $14,971  $ 20,465 $    27,163
---------------------------------------------------------------------------------------------------------------
   7     $   51,979   $600,000 $600,000 $   600,000 $25,863  $ 33,180 $    42,463 $19,357  $ 26,674 $    35,958
---------------------------------------------------------------------------------------------------------------
   8     $   60,962   $600,000 $600,000 $   600,000 $29,046  $ 38,454 $    50,880 $23,732  $ 33,139 $    45,565
---------------------------------------------------------------------------------------------------------------
   9     $   70,394   $600,000 $600,000 $   600,000 $32,075  $ 43,841 $    60,030 $28,337  $ 40,104 $    56,293
---------------------------------------------------------------------------------------------------------------
  10     $   80,297   $600,000 $600,000 $   600,000 $34,934  $ 49,332 $    69,972 $34,934  $ 49,332 $    69,972
---------------------------------------------------------------------------------------------------------------
  15     $  137,758   $600,000 $600,000 $   600,000 $47,807  $ 80,303 $   137,916 $47,807  $ 80,303 $   137,916
---------------------------------------------------------------------------------------------------------------
  20     $  211,093   $600,000 $600,000 $   600,000 $56,466  $115,564 $   246,693 $56,466  $115,564 $   246,693
---------------------------------------------------------------------------------------------------------------
  25     $  304,690   $600,000 $600,000 $   600,000 $57,292  $152,802 $   422,422 $57,292  $152,802 $   422,422
---------------------------------------------------------------------------------------------------------------
  30     $  424,146   $600,000 $600,000 $   865,750 $46,002  $189,649 $   709,631 $46,002  $189,649 $   709,631
---------------------------------------------------------------------------------------------------------------
  35     $  576,605   $600,000 $600,000 $ 1,354,763 $14,035  $221,088 $ 1,167,899 $14,035  $221,088 $ 1,167,899
---------------------------------------------------------------------------------------------------------------
  40     $  771,186         ** $600,000 $ 2,035,843      **  $239,662 $ 1,902,657      **  $239,662 $ 1,902,657
---------------------------------------------------------------------------------------------------------------
  45     $1,019,526         ** $600,000 $ 3,243,853      **  $221,880 $ 3,089,384      **  $221,880 $ 3,089,384
---------------------------------------------------------------------------------------------------------------
  50     $1,336,478         ** $600,000 $ 5,197,011      **  $ 93,378 $ 4,949,534      **  $ 93,378 $ 4,949,534
---------------------------------------------------------------------------------------------------------------
  55     $1,740,997         **       ** $ 8,177,002      **        ** $ 7,787,621      **        ** $ 7,787,621
---------------------------------------------------------------------------------------------------------------
  60     $2,257,278         **       ** $12,400,505      **        ** $12,277,728      **        ** $12,277,728
---------------------------------------------------------------------------------------------------------------
  65     $2,916,199         **       ** $19,855,324      **        ** $19,658,737      **        ** $19,658,737
---------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE OPTIMIZER II
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION B
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,860*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST



---------------------------------------------------------------------------------------------------------------------

                               DEATH BENEFIT                   ACCOUNT VALUE             NET CASH SURRENDER VALUE
                               -------------                   -------------             ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST   ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR     ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS
---------------------------------------------------------------------------------------------------------------------
   1     $    7,203   $605,172 $  605,515 $   605,858 $  5,172 $    5,515 $     5,858 $      0 $        0 $         0
---------------------------------------------------------------------------------------------------------------------
   2     $   14,766   $610,287 $  611,292 $   612,337 $ 10,287 $   11,292 $    12,337 $    461 $    1,466 $     2,511
---------------------------------------------------------------------------------------------------------------------
   3     $   22,707   $615,425 $  617,428 $   619,591 $ 15,425 $   17,428 $    19,591 $  5,894 $    7,896 $    10,060
---------------------------------------------------------------------------------------------------------------------
   4     $   31,046   $620,452 $  623,794 $   627,547 $ 20,452 $   23,794 $    27,547 $ 11,553 $   14,895 $    18,647
---------------------------------------------------------------------------------------------------------------------
   5     $   39,801   $625,365 $  630,395 $   636,267 $ 25,365 $   30,395 $    36,267 $ 17,122 $   22,152 $    28,024
---------------------------------------------------------------------------------------------------------------------
   6     $   48,994   $630,159 $  637,232 $   645,819 $ 30,159 $   37,232 $    45,819 $ 22,600 $   29,673 $    38,260
---------------------------------------------------------------------------------------------------------------------
   7     $   58,647   $634,843 $  644,322 $   656,293 $ 34,843 $   44,322 $    56,293 $ 28,337 $   37,817 $    49,788
---------------------------------------------------------------------------------------------------------------------
   8     $   68,782   $639,413 $  651,669 $   667,773 $ 39,413 $   51,669 $    67,773 $ 34,099 $   46,354 $    62,459
---------------------------------------------------------------------------------------------------------------------
   9     $   79,424   $644,341 $  659,914 $   681,212 $ 44,341 $   59,914 $    81,212 $ 40,604 $   56,177 $    77,475
---------------------------------------------------------------------------------------------------------------------
  10     $   90,599   $649,200 $  668,552 $   696,104 $ 49,200 $   68,552 $    96,104 $ 49,200 $   68,552 $    96,104
---------------------------------------------------------------------------------------------------------------------
  15     $  155,430   $676,242 $  722,717 $   803,677 $ 76,242 $  122,717 $   203,677 $ 76,242 $  122,717 $   203,677
---------------------------------------------------------------------------------------------------------------------
  20     $  238,174   $701,043 $  790,825 $   983,556 $101,043 $  190,825 $   383,556 $101,043 $  190,825 $   383,556
---------------------------------------------------------------------------------------------------------------------
  25     $  343,778   $721,411 $  874,220 $ 1,282,423 $121,411 $  274,220 $   682,423 $121,411 $  274,220 $   682,423
---------------------------------------------------------------------------------------------------------------------
  30     $  478,559   $734,517 $  975,267 $ 1,785,151 $134,517 $  375,267 $ 1,185,151 $134,517 $  375,267 $ 1,185,151
---------------------------------------------------------------------------------------------------------------------
  35     $  650,577   $737,581 $1,094,515 $ 2,625,957 $137,581 $  494,515 $ 2,025,957 $137,581 $  494,515 $ 2,025,957
---------------------------------------------------------------------------------------------------------------------
  40     $  870,121   $726,051 $1,231,707 $ 4,034,575 $126,051 $  631,707 $ 3,434,575 $126,051 $  631,707 $ 3,434,575
---------------------------------------------------------------------------------------------------------------------
  45     $1,150,320   $689,101 $1,378,953 $ 6,392,211 $ 89,101 $  778,953 $ 5,792,211 $ 89,101 $  778,953 $ 5,792,211
---------------------------------------------------------------------------------------------------------------------
  50     $1,507,934   $606,981 $1,515,372 $10,333,844 $  6,981 $  915,372 $ 9,733,844 $  6,981 $  915,372 $ 9,733,844
---------------------------------------------------------------------------------------------------------------------
  55     $1,964,349         ** $1,606,792 $17,120,878       ** $1,006,792 $16,305,599       ** $1,006,792 $16,305,599
---------------------------------------------------------------------------------------------------------------------
  60     $2,546,864         ** $1,610,302 $27,897,003       ** $1,010,302 $27,297,003       ** $1,010,302 $27,297,003
---------------------------------------------------------------------------------------------------------------------
  65     $3,290,316         ** $1,489,379 $46,471,612       ** $  889,379 $45,871,612       ** $  889,379 $45,871,612
---------------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE OPTIMIZER II
$600,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS OPTION B
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $6,860*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST



---------------------------------------------------------------------------------------------------------------

                              DEATH BENEFIT                 ACCOUNT VALUE           NET CASH SURRENDER VALUE
                              -------------                 -------------           ------------------------

          PREMIUMS
END OF     ACCUM.
POLICY AT 5% INTEREST  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
---------------------------------------------------------------------------------------------------------------
   1     $    7,203   $604,707 $605,035 $   605,362 $ 4,707  $  5,035 $     5,362 $     0  $      0 $         0
---------------------------------------------------------------------------------------------------------------
   2     $   14,766   $609,340 $610,285 $   611,269 $ 9,340  $ 10,285 $    11,269 $     0  $    459 $     1,443
---------------------------------------------------------------------------------------------------------------
   3     $   22,707   $613,847 $615,705 $   617,716 $13,847  $ 15,705 $    17,716 $ 4,316  $  6,174 $     8,184
---------------------------------------------------------------------------------------------------------------
   4     $   31,046   $618,208 $621,276 $   624,729 $18,208  $ 21,276 $    24,729 $ 9,308  $ 12,376 $    15,830
---------------------------------------------------------------------------------------------------------------
   5     $   39,801   $622,430 $627,010 $   632,371 $22,430  $ 27,010 $    32,371 $14,187  $ 18,768 $    24,129
---------------------------------------------------------------------------------------------------------------
   6     $   48,994   $626,512 $632,908 $   640,696 $26,512  $ 32,908 $    40,696 $18,952  $ 25,348 $    33,137
---------------------------------------------------------------------------------------------------------------
   7     $   58,647   $630,437 $638,956 $   649,751 $30,437  $ 38,956 $    49,751 $23,931  $ 32,450 $    43,245
---------------------------------------------------------------------------------------------------------------
   8     $   68,782   $634,192 $645,142 $   659,587 $34,192  $ 45,142 $    59,587 $28,878  $ 39,828 $    54,272
---------------------------------------------------------------------------------------------------------------
   9     $   79,424   $637,769 $651,461 $   670,267 $37,769  $ 51,461 $    70,267 $34,032  $ 47,723 $    66,530
---------------------------------------------------------------------------------------------------------------
  10     $   90,599   $641,152 $657,897 $   681,856 $41,152  $ 57,897 $    81,856 $41,152  $ 57,897 $    81,856
---------------------------------------------------------------------------------------------------------------
  15     $  155,430   $656,451 $694,033 $   760,410 $56,451  $ 94,033 $   160,410 $56,451  $ 94,033 $   160,410
---------------------------------------------------------------------------------------------------------------
  20     $  238,174   $666,859 $734,451 $   883,400 $66,859  $134,451 $   283,400 $66,859  $134,451 $   283,400
---------------------------------------------------------------------------------------------------------------
  25     $  343,778   $668,393 $775,128 $ 1,072,892 $68,393  $175,128 $   472,892 $68,393  $175,128 $   472,892
---------------------------------------------------------------------------------------------------------------
  30     $  478,559   $656,710 $810,426 $ 1,364,143 $56,710  $210,426 $   764,143 $56,710  $210,426 $   764,143
---------------------------------------------------------------------------------------------------------------
  35     $  650,577   $624,347 $829,136 $ 1,809,350 $24,347  $229,136 $ 1,209,350 $24,347  $229,136 $ 1,209,350
---------------------------------------------------------------------------------------------------------------
  40     $  870,121         ** $814,369 $ 2,490,512      **  $214,369 $ 1,890,512      **  $214,369 $ 1,890,512
---------------------------------------------------------------------------------------------------------------
  45     $1,150,320         ** $727,814 $ 3,520,694      **  $127,814 $ 2,920,694      **  $127,814 $ 2,920,694
---------------------------------------------------------------------------------------------------------------
  50     $1,507,934         **       ** $ 5,054,610      **        ** $ 4,454,610      **        ** $ 4,454,610
---------------------------------------------------------------------------------------------------------------
  55     $1,964,349         **       ** $ 7,312,671      **        ** $ 6,712,671      **        ** $ 6,712,671
---------------------------------------------------------------------------------------------------------------
  60     $2,546,864         **       ** $10,638,329      **        ** $10,038,329      **        ** $10,038,329
---------------------------------------------------------------------------------------------------------------
  65     $3,290,316         **       ** $15,611,010      **        ** $15,011,010      **        ** $15,011,010
---------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

Appendix II: MSO Early Distribution Adjustment Examples

--------------------------------------------------------------------------------

              HYPOTHETICAL EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

A. EXAMPLES OF EARLY DISTRIBUTION ADJUSTMENT TO DETERMINE SEGMENT DISTRIBUTION VALUE

The following examples represent a policy owner who has invested in both Segments 1 and 2. They are meant to show how much value is available to a policy owner when there is a full surrender of the policy by the policy owner or other full distribution from these Segments as well as the impact of Early Distribution Adjustments on these Segments. The date of such hypothetical surrender or distribution is the Valuation Date specified below and, on that date, the examples assume 9 months remain until Segment 1's maturity date and 3 months remain until Segment 2's maturity date.

Explanation of formulas and derivation of Put Option Factors is provided in notes (1)-(3) below.

------------------------------------------------------------------------------------------------------------------------
                                            SEGMENT 1                             SEGMENT 2
     DIVISION OF MSO INTO              (DISTRIBUTION AFTER                   (DISTRIBUTION AFTER
           SEGMENTS                         3 MONTHS)                             9 MONTHS)                   TOTAL
------------------------------------------------------------------------------------------------------------------------
Start Date                     3rd Friday of July, Calendar Year Y  3rd Friday of January, Calendar Year Y
------------------------------------------------------------------------------------------------------------------------
Maturity Date                          3rd Friday of July,
                                        Calendar Year Y+1          3rd Friday of January, Calendar Year Y+1
------------------------------------------------------------------------------------------------------------------------
Segment Term                                 1 year                                1 year
------------------------------------------------------------------------------------------------------------------------
Valuation Date                            3rd Friday of                         3rd Friday of
                                        October, Calendar                     October, Calendar
                                             Year Y                                Year Y
------------------------------------------------------------------------------------------------------------------------
INITIAL SEGMENT ACCOUNT                       1,000                                 1,000                     2,000
------------------------------------------------------------------------------------------------------------------------
Variable Index Benefit Charge                 0.75%                                 0.75%
------------------------------------------------------------------------------------------------------------------------
Remaining Segment Term                    9 months / 12                         3 months / 12
                                      months = 9/12 = 0.75                   months = 3/12 = 0.25
------------------------------------------------------------------------------------------------------------------------

EXAMPLE I - THE INDEX IS DOWN
10% AT THE TIME OF THE EARLY
DISTRIBUTION ADJUSTMENT

------------------------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                        -10%                        -10%           TOTAL
------------------------------------------------------------------------------------------------
Put Option Factor                           0.020673                    0.003425
------------------------------------------------------------------------------------------------
                               Put Option                          Put Option
                               Component:                          Component:
                               1000 * 0.020673 =                   1000 * 0.003425 =
                               20.67                               3.43
                               Charge Refund                       Charge Refund
                               Component:                          Component:
                                                                   1000 * 0.25 *
                               1000 * 0.75 * (0.0075 /(1 -0.0075)) (0.0075 / (1
                               = 5.67                              -0.0075)) = 1.89
                               Total EDA:                          Total EDA:
                               20.67 - 5.67 = 15.00                3.43 - 1.89 = 1.54
Early Distribution Adjustment                                                            16.54
------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE               1000 - 15.00 =
                                             985.00                1000 - 1.54 = 998.46 1,983.46
------------------------------------------------------------------------------------------------
% change in principal due to                 -2.067%                     -0.343%
the Put Option Component
------------------------------------------------------------------------------------------------
% change in principal due to                 0.567%                      0.189%
the Charge Refund Component
------------------------------------------------------------------------------------------------
Total % change in Segment                    -1.50%                      -0.15%
Account Value due to the EDA
------------------------------------------------------------------------------------------------

            APPENDIX II: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

EXAMPLE II - THE INDEX IS UP 10% AT THE TIME OF THE EARLY DISTRIBUTION
ADJUSTMENT

-----------------------------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                      10%                            10%                TOTAL
-----------------------------------------------------------------------------------------------------
Put Option Factor                        0.003229                       0.000037
-----------------------------------------------------------------------------------------------------
                               Put Option Component:          Put Option Component:
                               1000 * 0.003229 = 3.23         1000 * 0.000037 = 0.04
                               Charge Refund Component:       Charge Refund Component:
                               1000 * 0.75 * (0.0075 / (1 -   1000 * 0.25 * (0.0075 / (1 -
                               0.0075)) = 5.67                0.0075)) = 1.89
                               Total EDA:                     Total EDA:
                               3.23 - 5.67 = -2.44            0.04 - 1.89 = -1.85
Early Distribution Adjustment                                                                 -4.29
-----------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE       1000 - (-2.44) = 1002.44       1000 - (-1.85) = 1001.85     2,004.29
-----------------------------------------------------------------------------------------------------
% change in principal due to              -0.323%                        -.004%
the Put Option Component
-----------------------------------------------------------------------------------------------------
% change in principal due to              0.567%                         0.189%
the Charge Refund Component
-----------------------------------------------------------------------------------------------------
Total % change in Segment                 0.244%                         0.185%
Account Value due to the EDA
-----------------------------------------------------------------------------------------------------

EXAMPLE III - THE INDEX IS DOWN 40% AT THE TIME OF THE EARLY DISTRIBUTION ADJUSTMENT

-----------------------------------------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                        -40%                                 -40%                   TOTAL
-----------------------------------------------------------------------------------------------------------------
Put Option Factor                           0.163397                             0.152132
-----------------------------------------------------------------------------------------------------------------
                               Put Option Component:                Put Option Component:
                               1000 * 0.163397 = 163.40             1000 * 0.152132 = 152.13
                               Charge Refund Component:             Charge Refund Component:

                               1000 * 0.75 * (0.0075 /(1 - 0.0075)) 1000 * 0.25 * (0.0075 /(1 - 0.0075))
                               = 5.67                               = 1.89
                               Total EDA:                           Total EDA:
                               163.40 - 5.67 = 157.73               152.13 - 1.89 = 150.24
Early Distribution Adjustment                                                                             307.97
-----------------------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE           1000 - 157.73 = 842.27               1000 - 150.24 = 849.76         1,692.03
-----------------------------------------------------------------------------------------------------------------
% change in principal due to                 -16.34%                             -15.213%
the Put Option Component
-----------------------------------------------------------------------------------------------------------------
% change in principal due to                 0.567%                               0.189%
the Charge Refund Component
-----------------------------------------------------------------------------------------------------------------
Total % change in Segment                   -15.773%                             -15.024%
Account Value due to the EDA
-----------------------------------------------------------------------------------------------------------------

            APPENDIX II: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

EXAMPLE IV - THE INDEX IS UP 40% AT THE TIME OF THE EARLY DISTRIBUTION
ADJUSTMENT

----------------------------------------------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                         40%                                  40%                    TOTAL
----------------------------------------------------------------------------------------------------------------------
Put Option Factor                           0.000140                             0.000000
----------------------------------------------------------------------------------------------------------------------
                               Put Option                           Put Option
                               Component:                           Component:
                               1000 * 0.000140 =                    1000 * .000000 =
                               0.14                                 0.00
                               Charge Refund                        Charge Refund
                               Component:                           Component:

                               1000 * 0.75 * (0.0075 /(1 - 0.0075)) 1000 * 0.25 * (0.0075 /(1 - 0.0075))
                               = 5.67                               = 1.89
                               Total EDA:                           Total EDA:
                               0.14 - 5.67 = -5.53                  0.00 - 1.89 = - 1.89
Early Distribution Adjustment                                                                              -7.42
----------------------------------------------------------------------------------------------------------------------
SEGMENT DISTRIBUTION VALUE              1000 - (-5.53) =                     1000 - (-1.89) =
                                             1005.53                              1001.89                 2,007.42
----------------------------------------------------------------------------------------------------------------------
% change in principal due to
the Put Option Component                     -0.014%                                0%
----------------------------------------------------------------------------------------------------------------------
% change in principal due to
the Charge Refund Component                  0.567%                               0.189%
----------------------------------------------------------------------------------------------------------------------
Total % change in Segment
Account Value due to the EDA                 0.553%                               0.189%
----------------------------------------------------------------------------------------------------------------------

(1)Early Distribution Adjustment = (Segment Account Value) x [ (Put Option Factor) - (Number of days between Valuation Date and Maturity Date) /( Number of days between Start Date and Maturity Date) x ( 0.0075 / (1 - 0.0075) )]. The denominator of the charge refund component of this formula, I.E. , "(1-0.0075)," is an adjustment that is necessary in order for the pro rata refund of the Variable Index Benefit Charge to be based on the gross amount on which that charge was paid by the policy owner on the Segment Start Date.
(2)Segment Distribution Value = (Segment Account Value) - (Early Distribution Adjustment).
(3)Derivation of Put Option Factor: In practice, the Put Option Factor will be calculated based on a Black Scholes model, with input values which are consistent with current market prices. We will utilize implied volatility quotes - the standard measure used by the market to quote option prices - as an input to a Black Scholes model in order to derive the estimated market prices. The input values to the Black Scholes model that have been utilized to generate the hypothetical examples above are as follows: (1) Implied volatility - 25%; (2) Libor rate corresponding to remainder of segment term
   - 1.09% annually; (3) Index dividend yield - 2% annually.

B. EXAMPLE OF AN EARLY DISTRIBUTION ADJUSTMENT CORRESPONDING TO A LOAN ALLOCATED TO SEGMENTS, FOR THE SEGMENT DISTRIBUTION VALUES AND SEGMENT ACCOUNT VALUES LISTED ABOVE FOR A CHANGE IN INDEX VALUE OF -40%

This example is meant to show the effect on a policy if, rather than a full distribution, you took a loan in the circumstances outlined in Example III above when the Index is down 40%. Thus the policy owner is assumed to have an initial Segment Account Value of 1,000 in each of Segment 1 and Segment 2. It is also assumed that 9 months remain until Segment 1's maturity date and 3 months remain until Segment 2's maturity date.

Loan Amount: 750
Loan Date: 3rd Friday of October, Calendar Year Y

Explanation of formulas is provided in notes (a) - (d) below.

THE INDEX IS DOWN 40% AT THE TIME OF THE EARLY DISTRIBUTION ADJUSTMENT

----------------------------------------------------------------------------------------------
 CHANGE IN INDEX VALUE                             -40%                 -40%           TOTAL
----------------------------------------------------------------------------------------------
Segment Account Value before Loan                1,000.00             1,000.00        2,000.00
----------------------------------------------------------------------------------------------
Loan Allocation/(a)/                              373.34               376.66          750.00
----------------------------------------------------------------------------------------------
Early Distribution Adjustment/(b)/                 69.91                66.59          136.55
----------------------------------------------------------------------------------------------
Segment Account Value after Loan/(c)/             556.73               556.72         1,113.45
----------------------------------------------------------------------------------------------
Segment Distribution Value after Loan/(d)/        468.93               473.10          942.03
----------------------------------------------------------------------------------------------

(a)When more than one Segment is being used, we would allocate the loan between the Segments proportionately to the Segment Distribution Value in each. We take the Segment Distribution Value of each Segment (shown in Example III above) and divide it by the total Segment Distribution Values for Segments 1 and 2. This gives us the proportionate amount of the loan that should be allocated to each Segment. For example, for Segment 1, that would be 750 x (842.27/1,692.03) = 373.34.

            APPENDIX II: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

(b)This is the Early Distribution Adjustment that would be deducted from each Segment, as a result of the loan, based on the amount of the loan that is allocated to that Segment. It is equal to a percentage of the Early Distribution Adjustment that would apply if a full distribution from the Segment were being made, rather than only a partial distribution. This percentage would be 44.32545% for Segment 1 in this example: i.e., 373.34 (the amount of reduction in Segment Distribution Value as a result of the loan) divided by 842.27 (the Segment Distribution Value before the loan). Thus, the Early Distribution Adjustment that is deducted for Segment 1 due to the loan in this example would be 69.91 (i.e., 44.32545% of the 157.73 Early Distribution adjustment shown in Example III above that would apply if a full rather than only a partial distribution from the Segment were being made). Of this 69.91, 72.43 would be attributable to the Put Option Component and -2.51 would be attributable to the Charge Refund Component (which are calculated by applying 44.32545% to the 163.40 Put Option Component and the 5.67 Charge Refund Component shown in Example III). Similarly, the Early Distribution Adjustment deducted as a result of the loan from Segment 2 would be 66.59, of which 67.43 would be attributable to the Put Option Component and -0.84 would be attributable to the Charge Refund Component.
(c)The Segment Account Value after Loan represents the Segment Account Value before Loan minus the Loan Allocation and the Early Distribution Adjustment. For example, for Segment 1, that would be 1,000 - 373.34 - 69.93 = 556.73.
(d)Segment Distribution Value after Loan represents the amount a policy owner would receive from a Segment if they decided to surrender their policy immediately after this loan transaction. We would take the pre-loan Segment Distribution Value (shown in Example III above) and subtract the Loan Allocation. For example, for Segment 1, that would be 842.27 - 373.34 = 468.93.

            APPENDIX II: MSO EARLY DISTRIBUTION ADJUSTMENT EXAMPLES

Appendix III: Calculating the alternate death benefit

--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount ($100,000) on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

          ------------------------------------------------------------
                                                     POLICY 1 POLICY 2
          ------------------------------------------------------------
          Face Amount                                $100,000 $100,000
          Policy Account Value on the Date of Death  $ 35,000 $ 85,000

          Death Benefit Percentage                       120%     120%
          Death Benefit under Option A               $100,000 $102,000

          Death Benefit under Option B               $135,000 $185,000
          ------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on ($100,000) the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit ($102,000), since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

          ------------------------------------------------------------
                                                     POLICY 1 POLICY 2
          ------------------------------------------------------------
          Face Amount                                $100,000 $100,000
          Policy Account Value on the Date of Death  $ 35,000 $ 85,000

          Death Benefit Percentage                     185.7%   185.7%

          Death Benefit under Option A               $100,000 $157,845

          Death Benefit under Option B               $135,000 $185,000
          ------------------------------------------------------------

                                     III-1

             APPENDIX III: CALCULATING THE ALTERNATE DEATH BENEFIT

Appendix IV: Policy variations

--------------------------------------------------------------------------------

You should note that your policy's options, features and charges may vary from what is described in this prospectus depending on the approximate date on which your purchased your policy. You may not be able to change your policy or its features after issue. This Appendix reflects policy variations that differ from what is described in this prospectus but may have been in effect at the time your policy was issued. If you purchased your policy during the "Approximate Time Period" below, the noted variation may apply to you. Your policy may have been available in your state past the approximate end date indicated below.

For more information about particular options, features and charges available under your policy based on when you purchased it, please contact your financial professional and/or refer to your policy.

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------

November 18, 2013 to      Guaranteed interest       AXA Equitable will not
present                   option ("GIO") limitation exercise its right to
                                                    limit the amounts that
                                                    may be allocated and or
                                                    transferred to the
                                                    guaranteed interest
                                                    option ("policy
                                                    guaranteed interest
                                                    option limitation"). All
                                                    references to the policy
                                                    guaranteed interest
                                                    option limitation in
                                                    this prospectus, and/or
                                                    in your policy and/or in
                                                    the endorsements to your
                                                    policy, are not
                                                    applicable.
-----------------------------------------------------------------------------
June 28, 2010-November    Guaranteed interest       Any implementation by
18, 2013                  option ("GIO") limitation AXA Equitable on
                                                    limiting the amounts
                                                    that may be allocated
                                                    and/or transferred to
                                                    the guaranteed interest
                                                    option ("policy
                                                    guaranteed interest
                                                    option limitation") is
                                                    not applicable.
-----------------------------------------------------------------------------
June 28, 2010-January     Long Term Care            Benefits received under
31, 2014                  Services/SM/ Rider        this rider are intended
CALIFORNIA                                          to be treated, for
                                                    Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. It is not
                                                    intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Internal Revenue Code.
                                                    Charges for this benefit
                                                    will generally be
                                                    treated as distributions
                                                    from the policy for
                                                    federal income tax
                                                    purposes.
-----------------------------------------------------------------------------
June 28, 2010-February    Long Term Care            (Rider Form No. R06-90CT)
14, 2013 and July 22,     Services/SM/ Rider
2013-February 16, 2014
CONNECTICUT               See "Long Term Care       The Long Term Care
                          Services/SM/ Rider"       Services/SM/ Rider is
                          under "Other benefits     available for issue ages
                          you can add by rider" in  20-70. Different monthly
                          "More information about   charge amounts and rules
                          policy features and       will apply.
                          benefits"
                                                    The long-term care
                                                    specified amount for
                                                    this rider is as follows:

                                                    We will pay up to the
                                                    long-term care specified
                                                    amount for qualified
                                                    long-term care services
                                                    for the insured person
                                                    for the duration of a
                                                    period of coverage. The
                                                    initial long-term care
                                                    specified amount is
                                                    equal to the face amount
                                                    of the base policy at
                                                    issue. This amount may
                                                    change due to subsequent
                                                    policy transactions and
                                                    will be reduced at the
                                                    end of a period of
                                                    coverage to reflect
                                                    benefits paid during
                                                    that period of coverage.
                                                    Any request for a
                                                    decrease in the policy
                                                    face amount will reduce
                                                    the current long-term
                                                    care specified amount to
                                                    an
-----------------------------------------------------------------------------

                        APPENDIX IV: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
CONNECTICUT (CONTINUED)                             amount equal to the
                                                    lesser of: (a) the new
                                                    policy face amount; or
                                                    (b) the long-term care
                                                    specified amount
                                                    immediately prior to the
                                                    face amount decrease.
                                                    Any partial withdrawal
                                                    will reduce the current
                                                    long-term care specified
                                                    amount by the amount of
                                                    the withdrawal, but not
                                                    to less than the policy
                                                    account value minus the
                                                    withdrawal. The maximum
                                                    monthly benefit in
                                                    either case will then be
                                                    equal to the new
                                                    long-term care specified
                                                    amount multiplied by the
                                                    benefit percentage.
                                                    The maximum monthly
                                                    benefit is equal to the
                                                    long-term care specified
                                                    amount multiplied by the
                                                    benefit percentage you
                                                    have selected. This
                                                    amount may change due to
                                                    subsequent policy
                                                    transactions.

                                                    The maximum monthly
                                                    payment limitation for
                                                    this rider is as follows:

                                                    Each month, the monthly
                                                    benefit payment (a
                                                    portion of which will be
                                                    applied to repay any
                                                    outstanding policy loan)
                                                    for qualified long term
                                                    care services for the
                                                    insured person is the
                                                    lesser of:

                                                    1. the maximum monthly
                                                    benefit (or lesser
                                                    amount as requested,
                                                    however, this may not be
                                                    less than $500); or

                                                    2. the monthly
                                                    equivalent of 200% of
                                                    the per day limit
                                                    allowed by the Health
                                                    Insurance Portability
                                                    and Accountability Act
                                                    or "HIPAA" (We reserve
                                                    the right to increase
                                                    this percentage.) To
                                                    find out the current per
                                                    day limit allowed by
                                                    HIPAA, go to
                                                    www.irs.gov. We may also
                                                    include this information
                                                    in your policy's annual
                                                    report.

                                                    For purposes of
                                                    determining the maximum
                                                    monthly benefit, the
                                                    benefit percentage
                                                    options are 1% or 2% for
                                                    issue ages 20-70 and 3%
                                                    for issue ages 20-55.

                                                    Benefits are payable
                                                    once we receive: 1) a
                                                    written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured person
                                                    is a chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "elimination
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured is
                                                    still a chronically ill
                                                    individual receiving
                                                    qualified
-----------------------------------------------------------------------------

                        APPENDIX IV: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
CONNECTICUT (CONTINUED)                             long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the remainder of his
                                                    or her life. Otherwise,
                                                    unless earlier
                                                    terminated due to a
                                                    change in the status of
                                                    the insured, benefit
                                                    payments will terminate
                                                    at the end of the twelve
                                                    month period. This rider
                                                    may not cover all of the
                                                    costs associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.

                                                    The following
                                                    information replaces the
                                                    "Elimination Period"
                                                    subsection in this
                                                    section.

                                                    .   Elimination period.
                                                        The Long-Term Care
                                                        Services/SM/ Rider
                                                        has an elimination
                                                        period that is the
                                                        required period of
                                                        time while the rider
                                                        is in force that
                                                        must elapse before
                                                        any benefit is
                                                        available to the
                                                        insured person under
                                                        this rider. The
                                                        elimination period
                                                        is 90 days,
                                                        beginning on the
                                                        first day of any
                                                        qualified long term
                                                        care services that
                                                        are provided to the
                                                        insured person.
                                                        Generally, benefits
                                                        under this rider
                                                        will not be paid
                                                        until the
                                                        elimination period
                                                        is satisfied; and
                                                        benefits will not be
                                                        retroactively paid
                                                        for the elimination
                                                        period. The 90 days
                                                        do not have to be
                                                        continuous, but the
                                                        elimination period
                                                        must be satisfied
                                                        within a consecutive
                                                        period of 24 months
                                                        starting with the
                                                        month in which such
                                                        services are first
                                                        provided. If the
                                                        elimination period
                                                        is not satisfied
                                                        within this time
                                                        period, you must
                                                        submit a new claim
                                                        for benefits under
                                                        this rider. This
                                                        means that a new
                                                        elimination period
                                                        of 90 days must be
                                                        satisfied within a
                                                        new 24 month period.
                                                        The elimination
                                                        period must be
                                                        satisfied only once
                                                        while this rider is
                                                        in effect.

                                                    The Nonforfeiture
                                                    benefit is not available.

                                                    The Maximum total
                                                    benefit is not
                                                    applicable.

                                                    The Acceleration
                                                    percentage concept is
                                                    not applicable.

                                                    Death benefit option
                                                    changes are not
                                                    permitted.

                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.

                          See "Tax treatment of     The tax information for
                          living benefits rider or  the Long-Term Care
                          Long Term Care            Services/SM/ Rider below
                          Services/TM/ Rider under  replaces, in its
                          a policy with the         entirety, the tax
                          applicable rider" in      information in this
                          "Tax Information"         section:

                                                    Benefits received under
                                                    the Long Term Care
                                                    Services/SM/ Rider are
                                                    intended to be treated,
                                                    for Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. The
                                                    benefits are intended to
-----------------------------------------------------------------------------

                        APPENDIX IV: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
CONNECTICUT (CONTINUED)                             qualify for exclusion
                                                    from income subject to
                                                    the limitations of the
                                                    Code with respect to a
                                                    particular insured
                                                    person. Receipt of these
                                                    benefits may be taxable.
                                                    Generally income
                                                    exclusion for all
                                                    payments from all
                                                    sources with respect to
                                                    an insured person will
                                                    be limited to the higher
                                                    of the Health Insurance
                                                    Portability and
                                                    Accountability Act
                                                    ("HIPAA") per day limit
                                                    or actual costs incurred
                                                    by the taxpayer on
                                                    behalf of the insured
                                                    person.

                                                    Charges for the Long
                                                    Term Care Services/SM/
                                                    Rider may be considered
                                                    distributions for income
                                                    tax purposes, and may be
                                                    taxable to the owner to
                                                    the extent not
                                                    considered a nontaxable
                                                    return of premiums paid
                                                    for the life insurance
                                                    policy. See above for
                                                    tax treatment of
                                                    distributions to you.
                                                    Charges for the Long
                                                    Term Care Services/SM/
                                                    Rider are generally not
                                                    considered deductible
                                                    for income tax purposes.
                                                    The Long Term Care
                                                    Services/SM/ Rider is
                                                    not intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Code.

                                                    Any adjustments made to
                                                    your policy death
                                                    benefit, face amount and
                                                    other values as a result
                                                    of Long Term Care
                                                    Services/SM/ Rider
                                                    benefits paid will also
                                                    generally cause us to
                                                    make adjustments with
                                                    respect to your policy
                                                    under federal income tax
                                                    rules for testing
                                                    premiums paid, your tax
                                                    basis in your policy,
                                                    your overall premium
                                                    limits and the seven-pay
                                                    period and seven-pay
                                                    limit for testing
                                                    modified endowment
                                                    contract status.
-----------------------------------------------------------------------------
February 15,              Long Term Care            Rider Form No. R12-10CT
2013-July 21, 2013        Services/SM/ Rider
CONNECTICUT                                         In Connecticut, we refer
                                                    to this rider as the
                                                    "LONG-TERM CARE BENEFITS
                                                    RIDER".

                          See "Long-Term Care       The following
                          Services/SM/ Rider"       information replaces
                          under "Other benefits     first three paragraphs
                          you can add by rider" in  in this section.
                          "More information about
                          policy features and
                          benefits"
                                                    The rider provides for
                                                    the acceleration of all
                                                    or part of the policy
                                                    death benefit as a
                                                    payment of a portion of
                                                    the policy's death
                                                    benefit each month as a
                                                    result of the insured
                                                    person being a
                                                    chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and who
                                                    will require continuous
                                                    care for the remainder
                                                    of his or her life.
                                                    Benefits accelerated
                                                    under this rider will be
                                                    treated as a lien
                                                    against the policy death
                                                    benefit unless benefits
                                                    are being paid under the
                                                    optional Nonforfeiture
                                                    Benefit. While this
                                                    rider is in force and
                                                    before any continuation
                                                    of coverage under the
                                                    optional Nonforfeiture
                                                    Benefit, if elected,
                                                    policy face amount
                                                    increases and death
                                                    benefit option changes
                                                    from Option A to Option
                                                    B are not permitted. For
                                                    a more complete
                                                    description of the terms
                                                    used in this section and
                                                    conditions of this
                                                    rider, please consult
                                                    your policy rider form.
-----------------------------------------------------------------------------

                        APPENDIX IV: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
CONNECTICUT                                         An individual qualifies
(CONTINUED)                                         as "chronically ill" if
                                                    they have been certified
                                                    by a licensed health
                                                    care practitioner as
                                                    being expected to
                                                    require lifetime
                                                    confinement in a
                                                    long-term care facility
                                                    due to injury or
                                                    sickness; or requiring
                                                    substantial supervision
                                                    to protect such
                                                    individual from threats
                                                    to health and safety due
                                                    to cognitive impairment.

                                                    "Qualified long-term
                                                    care services" means
                                                    necessary diagnostic,
                                                    preventive, therapeutic,
                                                    curing, mitigating, and
                                                    rehabilitative services
                                                    that are required by a
                                                    chronically ill
                                                    individual and provided
                                                    in accordance with a
                                                    plan of care prescribed
                                                    by a U.S. licensed
                                                    health care
                                                    practitioner. Qualified
                                                    long-term care services
                                                    do not include home
                                                    health care services.

                                                    Benefits are payable
                                                    once we receive: 1) a
                                                    written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured person
                                                    is a chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "elimination
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured person
                                                    is still a chronically
                                                    ill individual receiving
                                                    qualified long-term care
                                                    services in accordance
                                                    with a plan of care and
                                                    will require continuous
                                                    care for the remainder
                                                    of his or her life.
                                                    Otherwise, unless
                                                    earlier terminated due
                                                    to a change in status of
                                                    the insured or payout of
                                                    the maximum total
                                                    benefit amount, benefit
                                                    payments will terminate
                                                    at the end of the twelve
                                                    month period. This rider
                                                    may not cover all of the
                                                    costs associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.
                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.

                                                    Also see "Long-Term Care
                                                    Services/SM/ Rider"
                                                    policy variations that
                                                    may apply in Appendices
                                                    IV and V.

                                                    The following
                                                    information replaces the
                                                    "Elimination Period"
                                                    subsection in this
                                                    section.

                                                    .   ELIMINATION PERIOD.
                                                        The Long-Term Care
                                                        Benefits Rider has
                                                        an elimination
                                                        period that is the
                                                        required period of
                                                        time while the rider
                                                        is in force that
                                                        must elapse before
                                                        any benefit is
                                                        available to the
                                                        insured person under
                                                        this rider. The
-----------------------------------------------------------------------------

                        APPENDIX IV: POLICY VARIATIONS

-------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-------------------------------------------------------------------------------
CONNECTICUT                                            elimination period is
(CONTINUED)                                            90 days, beginning on
                                                       the first day of any
                                                       qualified long- term
                                                       care services that
                                                       are provided to the
                                                       insured person.
                                                       Generally, benefits
                                                       under this rider will
                                                       not be paid until the
                                                       elimination period is
                                                       satisfied, and
                                                       benefits will not be
                                                       retroactively paid
                                                       for the elimination
                                                       period. The 90 days
                                                       do not have to be
                                                       continuous, but the
                                                       elimination period
                                                       must be satisfied
                                                       within a consecutive
                                                       period of 24 months
                                                       starting with the
                                                       month in which such
                                                       services are first
                                                       provided. If the
                                                       elimination period is
                                                       not satisfied within
                                                       this time period, you
                                                       must submit a new
                                                       claim for benefits
                                                       under this rider.
                                                       This means that a new
                                                       elimination period of
                                                       90 days must be
                                                       satisfied within a
                                                       new 24 month period.
                                                       The elimination
                                                       period must be
                                                       satisfied only once
                                                       while this rider is
                                                       in effect.
-------------------------------------------------------------------------------
June 28,                  Long Term Care            Rider Form No. R11-80NY
2010-October 20, 2013     Services/SM/ Rider        (9/20/11-10/20/13)
NEW YORK
                                                    Rider Form No. R06-90NY
                                                    (6/28/10-9/20/11)

                          See "Long-Term Care       The maximum monthly
                          Services/SM/ Rider"       payment limitation for
                          under "Other benefits     this rider is as follows:
                          you can add by rider" in
                          "More information about
                          policy features and
                          benefits"
                                                    Each month, the monthly
                                                    benefit payment (a
                                                    portion of which will be
                                                    applied to repay any
                                                    outstanding policy loan)
                                                    for qualified long-term
                                                    care services for the
                                                    insured person is the
                                                    lesser of:

                                                    1. the maximum monthly
                                                       benefit (or lesser
                                                       amount as requested,
                                                       however, this may not
                                                       be less than $500); or
                                                    2. the monthly
                                                       equivalent of 100% of
                                                       the per day limit
                                                       allowed by the Health
                                                       Insurance Portability
                                                       and Accountability
                                                       Act or "HIPAA" (We
                                                       reserve the right to
                                                       increase this
                                                       percentage.) To find
                                                       out the current per
                                                       day limit allowed by
                                                       HIPAA, go to
                                                       www.irs.gov. We may
                                                       also include this
                                                       information in your
                                                       policy's annual
                                                       report.

                                                    Benefits are payable
                                                    once we receive: 1) a
                                                    written certification
                                                    from a U.S. licensed
                                                    health care practitioner
                                                    that the insured person
                                                    is a chronically ill
                                                    individual who is
                                                    receiving qualified
                                                    long-term care services
                                                    in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the rest of his or
                                                    her life; 2) proof that
                                                    the "elimination
                                                    period," as discussed
                                                    below, has been
                                                    satisfied; and 3)
                                                    written notice of claim
                                                    and proof of loss in a
                                                    form satisfactory to us.
                                                    In order to continue
                                                    monthly benefit
                                                    payments, we require
                                                    recertification by a
                                                    U.S. licensed health
                                                    care practitioner every
                                                    twelve months from the
                                                    date of the initial or
                                                    subsequent certification
                                                    that the insured is
                                                    still a chronically ill
                                                    individual receiving
                                                    qualified
-------------------------------------------------------------------------------

                        APPENDIX IV: POLICY VARIATIONS

-------------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-------------------------------------------------------------------------------
NEW YORK                                            long-term care services
(CONTINUED)                                         in accordance with a
                                                    plan of care and will
                                                    require continuous care
                                                    for the remainder of his
                                                    or her life. Otherwise,
                                                    unless earlier
                                                    terminated due to a
                                                    change in the status of
                                                    the insured or payout of
                                                    the maximum total
                                                    benefit amount, benefit
                                                    payments will terminate
                                                    at the end of the twelve
                                                    month period. This rider
                                                    may not cover all of the
                                                    costs associated with
                                                    long-term care services
                                                    during the insured
                                                    person's period of
                                                    coverage.

                                                    The following
                                                    information replaces the
                                                    "Elimination Period"
                                                    subsection in this
                                                    section.

                                                    .   ELIMINATION PERIOD.
                                                        The Long-Term care
                                                        Benefits Rider has
                                                        an elimination
                                                        period that is the
                                                        required period of
                                                        time while the rider
                                                        is in force that
                                                        must elapse before
                                                        any benefit is
                                                        available to the
                                                        insured person under
                                                        this rider. The
                                                        elimination period
                                                        is 90 days,
                                                        beginning on the
                                                        first day of any
                                                        qualified long- term
                                                        care services that
                                                        are provided to the
                                                        insured person.
                                                        Generally, benefits
                                                        under this rider
                                                        will not be paid
                                                        until the
                                                        elimination period
                                                        is satisfied;
                                                        however, benefits
                                                        will be
                                                        retroactively paid
                                                        for the elimination
                                                        period. The 90 days
                                                        do not have to be
                                                        continuous, but the
                                                        elimination period
                                                        must be satisfied
                                                        within a consecutive
                                                        period of 24 months
                                                        starting with the
                                                        month in which such
                                                        services are first
                                                        provided. If the
                                                        elimination period
                                                        is not satisfied
                                                        within this time
                                                        period, you must
                                                        submit a new claim
                                                        for benefits under
                                                        this rider. This
                                                        means that a new
                                                        elimination
                                                       period of 90 days
                                                       must be satisfied
                                                       within a new 24 month
                                                       period. The
                                                       elimination period
                                                       must be satisfied
                                                       only once while this
                                                       rider is in effect.

                                                    Benefits received under
                                                    this rider are intended
                                                    to be treated, for
                                                    Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. It is not
                                                    intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Internal Revenue Code.
                                                    Charges for this benefit
                                                    will generally be
                                                    treated as distributions
                                                    from the policy for
                                                    federal income tax
                                                    purposes.
-------------------------------------------------------------------------------

                        APPENDIX IV: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
NEW YORK                                            The Nonforfeiture
(CONTINUED)                                         benefit is not available.
                                                    The Maximum total
                                                    benefit is not
                                                    applicable.
                                                    The Acceleration
                                                    percentage concept is
                                                    not applicable.

                                                    Death benefit option
                                                    changes are not
                                                    permitted.
                                                    The "Extension of
                                                    Benefits" feature is not
                                                    available.
-----------------------------------------------------------------------------
June 28, 2010-May 20,     Long-Term Care            Rider Form No. R06-90
2012                      Services/SM/ Rider

                          Long-Term Care            Charge per $1,000 of the
                          Services/SM/ Rider        amount for which we are
                          Monthly charge            at risk (our amount "at
                                                    risk" for this rider is
                                                    the long-term care
                                                    specified amount minus
                                                    your policy account
                                                    value, but not less than
                                                    zero):

                                                    Highest: $1.18
                                                    Lowest: $0.08
                                                    Representative: $0.22

                                                    This representative
                                                    amount is the rate we
                                                    guarantee for a
                                                    representative insured
                                                    male age 35 at issue in
                                                    the preferred elite
                                                    non-tobacco user risk
                                                    class. This charge
                                                    varies based on the
                                                    individual
                                                    characteristics of the
                                                    insured and may not be
                                                    representative of the
                                                    charge that you will
                                                    pay. Your financial
                                                    professional can provide
                                                    you with more
                                                    information about these
                                                    charges as they relate
                                                    to the insured's
                                                    particular
                                                    characteristics.

                          Long-Term Care Specified  Equal to the face amount
                          Amount of the base policy at issue, subject to change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage.

                          The effect of a period    The total of monthly
                          of coverage on policy     benefit payments will be
                          values                    treated as a lien
                                                    against the policy death
                                                    benefit, the policy
                                                    account value and the
                                                    cash surrender value.

                          Qualified Long-Term Care  Do not include treatment
                          Services                  or care for a mental,
                                                    psychoneurotic, or
                                                    personality disorder
                                                    without evidence of
                                                    organic disease
                                                    (Alzheimer's Disease and
                                                    senile dementia are not
                                                    excluded from coverage).
-----------------------------------------------------------------------------

                        APPENDIX IV: POLICY VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
-----------------------------------------------------------------------------
NEW YORK                  Change of death benefit   You may not change the
(CONTINUED)               option                    death benefit option
June 28, 2010-May 20,                               under the policy while
2012                                                the Long-Term Care
                                                    Services/SM/ Rider is in
                                                    effect.

                          Tax Qualification         LONG-TERM CARE
                                                    SERVICES/SM/ RIDER.
                                                    Benefits received under
                                                    this rider are intended
                                                    to be treated, for
                                                    Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    Section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. It is not
                                                    intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Internal Revenue Code.
                                                    Charges for this benefit
                                                    will generally be
                                                    treated as distributions
                                                    from the policy for
                                                    federal income tax
                                                    purposes.

                                                    OTHER VARIATIONS
                                                    The Nonforfeiture is not
                                                    available.

                                                    The Maximum total
                                                    benefit is not available.

                                                    Death benefit option
                                                    changes are not
                                                    permitted.
-----------------------------------------------------------------------------

June 28, 2010-May 1, 2011 Cash Value Plus Rider     This rider is no longer
                          (Rider Form No. R07-80    available for purchase.
                          or state variation)       If you elected this
                                                    rider when you purchased
                                                    your contract, your
                                                    policy had to have a
                                                    minimum face amount of
                                                    $1 million with an
                                                    initial annualized
                                                    planned periodic premium
                                                    of at least $50,000.

                                                    If this rider was
                                                    elected, there was a
                                                    one-time charge of $250
                                                    deducted in a lump sum
                                                    from the initial net
                                                    premium, after deduction
                                                    of the premium charge.

                                                    The rider will terminate
                                                    on the earliest of the
                                                    following dates: 1) The
                                                    end of the eighth policy
                                                    year; or 2) The date the
                                                    policy ends without
                                                    value at the end of the
                                                    Grace Period or
                                                    otherwise terminates.

                                                    If the policy is
                                                    surrendered in full
                                                    while the rider is in
                                                    effect, any refund of
                                                    the premium charge and
                                                    reduction in the
                                                    surrender charge will
                                                    not be subject to a
                                                    cumulative premium-based
                                                    cap on the rider
                                                    benefits.
-----------------------------------------------------------------------------

                        APPENDIX IV: POLICY VARIATIONS

Appendix V: State policy availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy's features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix IV earlier in this prospectus for information about the availability of certain features under your policy.

STATES WHERE CERTAIN POLICIES FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR
VARY:

-------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------

CALIFORNIA  Long Term Care Services/SM/ Rider In California, we refer to this rider as the "Comprehensive
                                              Long-Term Care Rider" (Rider
                                              Form No. R12-10CA).

            See "Long Term Care Services/SM/  The following sentence replaces
            Rider" under "Other benefits you  the first sentence of the fourth
            can add by rider" in "More        paragraph of this section in its
            information about policy          entirety:
            features and benefits"

                                              "Benefits are payable once we
                                              receive: 1) a written
                                              certification from a U.S.
                                              licensed health care
                                              practitioner that the insured
                                              person is a chronically ill
                                              individual; 2) a plan of care
                                              prescribed by a licensed health
                                              care practitioner or a
                                              multidisciplinary team under
                                              medical direction which
                                              describes the insured person's
                                              needs and specifies the type and
                                              frequency of qualified long-term
                                              care services required by the
                                              insured person; 3) proof that
                                              the "elimination period," as
                                              discussed below, has been
                                              satisfied; and 4) written notice
                                              of claim and proof of loss in a
                                              form satisfactory to us.

                                              NONFORFEITURE BENEFIT
                                              The first two paragraphs of the
                                              "Nonforfeiture Benefit"
                                              subsection are replaced in their
                                              entirety with the following:

                                              For a higher monthly charge, you
                                              can elect the Comprehensive
                                              Long-Term Care Rider with the
                                              Nonforfeiture Benefit. The
                                              Nonforfeiture Benefit may
                                              continue coverage under the
                                              rider in a reduced benefit
                                              amount in situations where (a)
                                              the Comprehensive Long-Term Care
                                              Rider would otherwise terminate;
                                              (b) you have not already
                                              received benefits (including any
                                              loan repayments) that equal or
                                              exceed the total charges
                                              deducted for the rider; and (c)
                                              your policy and Comprehensive
                                              Long-Term Care Rider were
                                              inforce for at least four policy
                                              years.

                                              While the Nonforfeiture Benefit
                                              is in effect, all of the
                                              provisions of the Comprehensive
                                              Long-Term Care Rider remain
                                              applicable to you. The maximum
                                              total Nonforfeiture Benefit will
                                              be the greater of:

                                              (a) Three month's maximum
                                              monthly benefit and
                                              (b) The sum of all charges
                                              deducted for the Comprehensive
                                              Long-Term Care Rider (with the
                                              Nonforfeiture Benefit). This
                                              amount excludes any charges that
                                              may have previously been waived
                                              while rider benefits were being
                                              paid.

                                              Also see "Long Term Care
                                              Services/SM/ Rider" policy
                                              variations that may apply
                                              earlier in Appendix IV.
-------------------------------------------------------------------------------

                                      V-1

APPENDIX V: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND
                                   BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CONNECTICUT  Long Term Care Services/SM/ Rider In Connecticut, we refer to this rider as the "LONG-TERM CARE
                                               BENEFITS RIDER" (Rider Form
                                               R12-10CT (rev 9/13)).

             See "Long Term Care Services/SM/  THE FOLLOWING INFORMATION
             Rider" under "Other benefits you  REPLACES FIRST THREE PARAGRAPHS
             can add by rider" in "More        IN THIS SECTION:
             information about policy
             features and benefits"
                                               The rider provides for the
                                               acceleration of all or part of
                                               the policy death benefit as a
                                               payment of a portion of the
                                               policy's death benefit each
                                               month as a result of the insured
                                               person being a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and who will
                                               require continuous care for the
                                               remainder of his or her life.
                                               Benefits accelerated under this
                                               rider will be treated as a lien
                                               against the policy death benefit
                                               unless benefits are being paid
                                               under the optional Nonforfeiture
                                               Benefit. While this rider is in
                                               force and before any
                                               continuation of coverage under
                                               the optional Nonforfeiture
                                               Benefit, if elected, policy face
                                               amount increases and death
                                               benefit option changes from
                                               Option A to Option B are not
                                               permitted.

                                               An individual qualifies as
                                               "chronically ill" if they have
                                               been certified by a licensed
                                               health care practitioner as
                                               being expected to require
                                               lifetime confinement in a
                                               long-term care facility or in a
                                               home due to injury or sickness;
                                               or requiring substantial
                                               supervision to protect such
                                               individual from threats to
                                               health and safety due to
                                               cognitive impairment.

                                               Benefits are payable once we
                                               receive: 1) a written
                                               certification from a U.S.
                                               licensed health care
                                               practitioner that the insured
                                               person is a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the rest of
                                               his or her life; 2) proof that
                                               the "elimination period," as
                                               discussed below, has been
                                               satisfied; and 3) written notice
                                               of claim and proof of loss in a
                                               form satisfactory to us. In
                                               order to continue monthly
                                               benefit payments, we require
                                               recertification by a U.S.
                                               licensed health care
                                               practitioner every twelve months
                                               from the date of the initial or
                                               subsequent certification that
                                               the insured person is still a
                                               chronically ill individual
                                               receiving qualified long-term
                                               care services in accordance with
                                               a plan of care and will require
                                               continuous care for the
                                               remainder of his or her life.
                                               Otherwise, unless earlier
                                               terminated due to a change in
                                               status of the insured or payout
                                               of the maximum total benefit
                                               amount, benefit payments will
                                               terminate at the end of the
                                               twelve month period. This rider
                                               may not cover all of the costs
                                               associated with long-term care
                                               services during the insured
                                               person's period of coverage.

                                               For a more complete description
                                               of the terms used in this
                                               section and conditions of this
                                               rider, please consult your rider
                                               policy form.

                                               The "Extension of Benefits"
                                               feature is not available.

                                               Also see "Long Term Care
                                               Services/SM/ Rider" policy
                                               variations that may apply
                                               earlier in Appendix IV.
--------------------------------------------------------------------------------

                                      V-2

APPENDIX V: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND
                                   BENEFITS

------------------------------------------------------------------------------
 STATE   FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
------------------------------------------------------------------------------
FLORIDA  Long Term Care Services/SM/ Rider In Florida, we refer to this rider as the "Long Term Care
                                           Insurance Rider" (Rider Form No.
                                           R12-10FL).

         See "Long Term Care Services      The monthly charge per $1,000 of
         Rider/SM/" in "Risk/benefit       the amount for which we are at
         summary: Charges and expenses     risk is as follows:
         you will pay"

                                           With the optional Nonforfeiture
                                           benefit:
                                              Highest: $1.19
                                              Lowest: $0.07
                                              Representative: $0.17

                                           Without the optional
                                           Nonforfeiture benefit:
                                              Highest: $1.19
                                              Lowest: $0.07
                                              Representative: $0.17

         See "Long Term Care Services/SM/  The following paragraph replaces
         Rider" under "Other benefits you  the second paragraph in this
         can add by rider" in "More        section in its entirety:
         information about policy
         features and benefits"

                                           An individual qualifies as
                                           "chronically ill" if they have
                                           been certified by a licensed
                                           health care practitioner as
                                           being unable to perform, without
                                           substantial assistance from
                                           another person, at least two
                                           activities of daily living for a
                                           period of at least 90 days due
                                           to a loss of functional
                                           capacity; or requiring
                                           substantial supervision for
                                           protection from threats to
                                           health and safety due to severe
                                           cognitive impairment.

                                           The following two sentences
                                           replace the final two sentences
                                           of the third paragraph of this
                                           section in their entirety:
                                           We also, at our own expense, may
                                           have the insured person examined
                                           as often as reasonably necessary
                                           while a claim is pending. This
                                           rider may not cover all of the
                                           costs associated with long-term
                                           care services which may be
                                           incurred by the buyer of this
                                           rider during the insured
                                           person's period of coverage.
                                           ELIMINATION PERIOD
                                           The "Elimination Period"
                                           subsection is replaced in its
                                           entirety with the following:

                                           .  Elimination Period. The
                                           Long-Term Care Insurance Rider
                                           has an elimination period that
                                           is the required period of time
                                           while the rider is in force that
                                           must elapse before any benefit
                                           is available to the insured
                                           person under this rider. The
                                           elimination period is 90 days,
                                           beginning on the first day of
                                           any qualified long-term care
                                           services that are provided to
                                           the insured person. Generally,
                                           benefits under this rider will
                                           not be paid until the
                                           elimination period is satisfied,
                                           and benefits will not be
                                           retroactively paid for the
                                           elimination period. The
                                           elimination period can be
                                           satisfied by any combination of
                                           days of a long-term care
                                           facility stay or days of home
                                           health care, and the days do not
                                           have to be continuous. There is
                                           no requirement that the
                                           elimination period must be
                                           satisfied within a consecutive
                                           period of 24 months starting
                                           with the month in which such
                                           services are first provided. The
                                           elimination period must be
                                           satisfied only once while this
                                           rider is in effect.
------------------------------------------------------------------------------

                                      V-3

APPENDIX V: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND
                                   BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

FLORIDA      See "Long Term Care Services/SM/  PERIOD OF COVERAGE
(CONTINUED)  Rider" under "Other benefits you  The first paragraph of the
             can add by rider" in "More        "Period of coverage" subsection
             information about policy          is replaced in its entirety with
             features and benefits"            the following:

                                               .  PERIOD OF COVERAGE. The
                                               period of coverage is the period
                                               of time during which the insured
                                               receives services that are
                                               covered under the Long-Term Care
                                               Insurance Rider and for which
                                               benefits are payable. This
                                               begins on the first day covered
                                               services are received after the
                                               end of the elimination period. A
                                               period of coverage will end on
                                               the earliest of the following
                                               dates:

                                               1. the date we receive the
                                               notice of release which must be
                                               sent to us when the insured
                                               person is no longer receiving
                                               qualified long-term care
                                               services;

                                               2. the date we determine the
                                               insured person is no longer
                                               eligible to receive qualified
                                               long-term care services under
                                               this rider;

                                               3. the date you request that we
                                               terminate benefit payments under
                                               this rider;

                                               4. the date the accumulated
                                               benefit lien amount equals the
                                               maximum total benefit (or if
                                               your coverage is continued as a
                                               Nonforfeiture benefit, the date
                                               the maximum total Nonforfeiture
                                               Benefit has been paid out);

                                               5. the date you surrender the
                                               policy (except to the extent of
                                               any Nonforfeiture Benefit you
                                               may have under the rider);

                                               6. the date we make a payment
                                               under the living benefits rider
                                               (for terminal illness) if it
                                               occurs before coverage is
                                               continued as a Nonforfeiture
                                               Benefit; or

                                               7. the date of death of the
                                               insured person.

                                               PREEXISTING CONDITION
                                               No benefits will be provided
                                               under this rider during the
                                               first 180 days from the
                                               effective date of the policy for
                                               long-term care services received
                                               by the insured person due to a
                                               preexisting condition. However,
                                               each day of services received by
                                               the insured person for a
                                               preexisting condition during the
                                               first 180 days that this rider
                                               is in force will count toward
                                               satisfaction of the elimination
                                               period.

             See "Long Term Care Services/SM/  The following paragraph replaces
             Rider" under "Optional rider      the first paragraph in this
             charges" in "More information     section in its entirety:
             about certain policy charges"
                                               .  LONG-TERM CARE INSURANCE
                                               RIDER. If you choose this rider
                                               without the Nonforfeiture
                                               Benefit, on a guaranteed basis,
                                               we may deduct between $0.07 and
                                               $1.19 per $1,000 of the amount
                                               for which we are at risk under
                                               the rider from your policy
                                               account value each month. If you
                                               choose this rider with the
                                               Nonforfeiture Benefit, on a
                                               guaranteed basis, we may deduct
                                               between $0.07 and $1.19 per
                                               $1,000 of the amount for which
                                               we are at risk under the rider.
                                               We will deduct this charge until
                                               the insured reaches age 121
                                               while the rider is in effect,
                                               but not when rider benefits are
                                               being paid. The amount at risk
                                               under the rider depends on the
                                               death benefit option selected
                                               under the policy. For policies
                                               with death benefit Option A, the
                                               amount at risk for the rider is
                                               the lesser of (a) the current
                                               policy face amount, minus the
                                               policy account value (but not
                                               less than zero); and (b) the
                                               current long-term care specified
                                               amount. For policies with death
                                               benefit Option B, the amount at
                                               risk for the rider is the
                                               current long-term care specified
                                               amount. The current monthly
                                               charges for this rider may be
                                               lower than the maximum monthly
                                               charges.
--------------------------------------------------------------------------------

                                      V-4

APPENDIX V: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND
                                   BENEFITS

-----------------------------------------------------------------------------
 STATE    FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------
NEW YORK  See "Long Term Care Services/SM/  The following paragraph replaces
          Rider" under "Other benefits you  the third paragraph in this
          can add by rider" in "More        section in its entirety:
          information about policy
          features and benefits"
                                            Benefits are payable once we
                                            receive: 1) a written
                                            certification from a U.S.
                                            licensed health care
                                            practitioner that the insured
                                            person is a chronically ill
                                            individual who is receiving
                                            qualified long-term care
                                            services in accordance with a
                                            plan of care and will require
                                            continuous care for the rest of
                                            his or her life; 2) proof that
                                            the "eligibility period," as
                                            discussed below, has been
                                            satisfied; and 3) written notice
                                            of claim and proof of loss in a
                                            form satisfactory to us. In
                                            order to continue monthly
                                            benefit payments, we require
                                            recertification by a U.S.
                                            licensed health care
                                            practitioner every twelve months
                                            from the date of the initial or
                                            subsequent certification that
                                            the insured is still a
                                            chronically ill individual
                                            receiving qualified long-term
                                            care services in accordance with
                                            a plan of care and will require
                                            continuous care for the
                                            remainder of his or her life.
                                            Otherwise, unless earlier
                                            terminated due to a change in
                                            the status of the insured or
                                            payout of the maximum total
                                            benefit amount, benefit payments
                                            will terminate at the end of the
                                            twelve month period. We also, at
                                            our own expense, may have the
                                            insured person examined as often
                                            as we may reasonably require
                                            during the period of coverage,
                                            but not more frequently than
                                            every 90 days. This rider may
                                            not cover all of the costs
                                            associated with long-term care
                                            services during the insured
                                            person's period of coverage.

                                            Maximum monthly payments

                                            The maximum monthly payment
                                            limitation for this rider is as
                                            follows:

                                            Each month, the monthly benefit
                                            payment (a portion of which will
                                            be applied to repay any
                                            outstanding policy loan) for
                                            qualified long term care
                                            services for the insured person
                                            is the lesser of:

                                            1. the maximum monthly benefit
                                            (or lesser amount as requested,
                                            however, this may not be less
                                            than $500); or

                                            2. the monthly equivalent of
                                            100% of the per day limit
                                            allowed by the Health Insurance
                                            Portability and Accountability
                                            Act or "HIPAA". To find out the
                                            current per day limit allowed by
                                            HIPAA, go to www.irs.gov. We may
                                            also include this information in
                                            your policy's annual report.

                                            At issue, the maximum monthly
                                            benefit is equal to the long
                                            term care specified amount
                                            multiplied by the benefit
                                            percentage selected. After that,
                                            the maximum monthly benefit is
                                            equal to the maximum total
                                            benefit as of the first day of
                                            the period of coverage
                                            multiplied by the benefit
                                            percentage selected, and will
                                            not change thereafter.

                                            ELIMINATION PERIOD
                                            The "Elimination Period"
                                            subsection is renamed
                                            "Eligibility Period".
                                            Accordingly, all references to
                                            the "elimination period" are
                                            replaced with references to the
                                            "eligibility period". Once the
                                            eligibility period has been
                                            satisfied, benefits will be
                                            retroactively paid for the
                                            eligibility period.

                                            PERIOD OF COVERAGE
                                            The first paragraph of the
                                            "Period of coverage" subsection
                                            is replaced in its entirety with
                                            the following:
-----------------------------------------------------------------------------

                                      V-5

APPENDIX V: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND
                                   BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

NEW YORK                                       .  PERIOD OF COVERAGE. The
(CONTINUED)                                    period of coverage is the period
                                               of time during which the insured
                                               person receives services that
                                               are covered under the Long-Term
                                               Care Services/SM/ Rider and for
                                               which benefits are payable. This
                                               begins on the first day covered
                                               services are received after the
                                               end of the eligibility period,
                                               although benefits are payable
                                               retroactively to the beginning
                                               of the eligibility period. A
                                               period of coverage will end on
                                               the earliest of the following
                                               dates:

                                               1. the date we receive the
                                               notice of release which must be
                                               sent to us when the insured
                                               person is no longer receiving
                                               continuous qualified long-term
                                               care services;

                                               2. the date we determine you are
                                               no longer eligible to receive
                                               benefits under this rider;

                                               3. the date you request that we
                                               terminate benefit payments under
                                               this rider;

                                               4. the date the accumulated
                                               benefit lien amount equals the
                                               maximum total benefit;

                                               5. the date you surrender the
                                               policy;

                                               6. the date we make a payment
                                               under the accelerated death
                                               benefits rider (for terminal
                                               illness); and
                                               7. the date of death of the
                                               insured person.
                                               The effects of a period of
                                               coverage ending as described in
                                               the "Period of Coverage"
                                               subsection also apply if the
                                               contract owner exercises the
                                               fixed paid-up option during the
                                               period of coverage. It is not
                                               anticipated that there will be
                                               more than one period of coverage
                                               for the term of this rider.

                                               FIXED PAID-UP OPTION
                                               If you exercise the fixed
                                               paid-up option of your policy,
                                               your coverage under this policy
                                               will be continued in a reduced
                                               amount and there will be no
                                               further charges for this rider.

                                               If such exercise occurs during
                                               the period of coverage, the
                                               accumulated benefit lien amount
                                               will be reset to zero after
                                               policy values have been reduced
                                               as described in the Period of
                                               Coverage" subsection. The face
                                               amount of paid-up insurance will
                                               be whatever the resulting net
                                               cash surrender value will buy
                                               when applied as a net single
                                               premium.

                                               If benefits have previously been
                                               paid under this rider, the
                                               maximum monthly benefit will not
                                               change. If benefits have not
                                               previously been paid under this
                                               rider, the maximum monthly
                                               benefit will be equal to the
                                               maximum total benefit as
                                               determined immediately before
                                               the fixed paid-up option went
                                               into effect multiplied by the
                                               benefit percentage.

                                               When the fixed paid-up option
                                               goes into effect, the maximum
                                               total benefit will be
                                               re-determined as the sum of all
                                               monthly charges deducted for
                                               this rider since policy issue,
                                               excluding any such charges that
                                               were not deducted while rider
                                               benefits were being paid. This
                                               maximum total benefit will be
                                               reduced, but not below zero, by
                                               all monthly benefit payments
                                               made under this rider, including
                                               any loan repayments. However,
                                               the resulting maximum total
                                               benefit will not exceed the
                                               lesser of (a) the maximum total
                                               benefit of this rider as
                                               determined immediately before
                                               the fixed paid-up option went
                                               into effect, and (b) the face
                                               amount of paid-up insurance
                                               multiplied by the acceleration
                                               percentage.

                                               If you elect to continue
                                               coverage as described above, you
                                               will receive additional
                                               information regarding this
                                               benefit, including the available
                                               maximum total benefit.
--------------------------------------------------------------------------------

                                      V-6

APPENDIX V: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND
                                   BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

NEW YORK                                       OTHER VARIATIONS
(CONTINUED)                                    The "Extension of Benefits"
                                               feature is not available.

                                               The Nonforfeiture benefit is not
                                               available.

                                               The pre-existing condition
                                               limitation does not apply.

             See "Tax treatment of living      The benefits paid under this
             benefits rider or Long Term Care  rider are intended to be treated
             Services/SM/ Rider under a        for Federal income tax purposes
             policy with the applicable        as accelerated death benefits
             rider" in "Tax Information"       under section 101 (g) of the
                                               Code on the life of a
                                               chronically ill insured
                                               receiving qualified long-term
                                               care services within the meaning
                                               of section 7702B of the Code.
                                               The benefit is intended to
                                               qualify for exclusion from
                                               income within the limits of
                                               those provisions of the Code in
                                               effect at the issuance of this
                                               rider. Receipt of these benefits
                                               may be taxable. Charges for this
                                               rider may be considered
                                               distributions for income tax
                                               purposes, and may be taxable.
                                               This rider is not intended to be
                                               a qualified long-term care
                                               insurance contract under section
                                               7702B(b) of the Code.

                                               The long term care specified
                                               amount for this rider will not
                                               be increased by operation of
                                               section 7702 of the Code.
--------------------------------------------------------------------------------

                                      V-7

APPENDIX V: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND
                                   BENEFITS

Requesting more information

--------------------------------------------------------------------------------



The Statement of Additional Information ("SAI"), dated May 1, 2016, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.) and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.), or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street, N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335
STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                            PAGE

Who is AXA Equitable?                                                          2

Ways we pay policy proceeds                                                    2

Distribution of the policies                                                   2

Underwriting a policy                                                          2

Insurance regulation that applies to AXA Equitable                             2

Custodian and independent registered public accounting firm                    2

Financial statements                                                           2

                                                                      811-04335

Incentive Life Optimizer(R)
Incentive Life Optimizer(R) II

IncentiveLife Optimizer(R) III


Flexible premium variable life insurance policies issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2016


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life Optimizer(R), Incentive Life Optimizer(R) II or IncentiveLife Optimizer(R) III prospectus, as applicable, dated May 1, 2016. The prospectus provides detailed information concerning the policy, information about the MSO (Incentive Life Optimizer II only), the variable investment options, and the guaranteed interest option that fund the policy. Each variable investment option is a sub-account of AXA Equitable's Separate Account FP.


Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectuses.

A copy of the prospectus is available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510 (for U.S. residents) or 1-704-341-7000
(outside of the U.S.) through our AXA Equitable interactive telephone service, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Ways we pay policy proceeds                        2

             Distribution of the policies                       2

             Underwriting a policy                              2

             Insurance regulation that applies to AXA Equitable 2

             Custodian and independent registered public
               accounting firm                                  2

             Financial statements                               2


Copyright 2016. AXA Equitable Life Insurance Company, New York, New York 10104.

 All rights reserved. Incentive Life Optimizer(R) is a registered service mark of AXA Equitable Life Insurance Company.


                                                                         #39086

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2015, 2014 and 2013, AXA Advisors was paid an administrative services fee of $0, $325,380 and $325,380, respectively. AXA Equitable paid AXA Advisors as the distributors of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP $560,399,960 in 2015, $571,445,806 in 2014 and $577,490,356 in 2013. Of these amounts, for each of these three years, AXA Advisors retained $285,764,982, $305,637,317 and $319,941,479, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors, (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP $490,800,838 in 2015, $516,811,792 in 2014 and $548,888,192 in 2013. Of these amounts, for each of these three years, AXA Distributors (or EDI, as applicable) retained $0, $0 and $16,033,494, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Department of Financial Services. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015..............  F-3
   Statements of Operations for the Year Ended December 31, 2015........ F-35
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014......................................... F-54
   Notes to Financial Statements........................................ F-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013...................................  F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013......................................................  F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................  F-6
   Notes to Consolidated Financial Statements...........................  F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015


                                                                                            ALL ASSET
                                                            ALL ASSET        ALL ASSET       MODERATE    AMERICAN CENTURY VP
                                                        AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15* MID CAP VALUE FUND
                                                        ------------------ -------------- -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $4,685,801      $17,513,641     $5,896,538       $33,846,829
Receivable for shares of the Portfolios sold...........             --               --             --           264,222
Receivable for policy-related transactions.............          7,959            2,403         17,745                --
                                                            ----------      -----------     ----------       -----------
   Total assets........................................      4,693,760       17,516,044      5,914,283        34,111,051
                                                            ----------      -----------     ----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          7,945            2,403         17,740                --
Payable for policy-related transactions................             --               --             --           264,222
                                                            ----------      -----------     ----------       -----------
   Total liabilities...................................          7,945            2,403         17,740           264,222
                                                            ----------      -----------     ----------       -----------
NET ASSETS.............................................     $4,685,815      $17,513,641     $5,896,543       $33,846,829
                                                            ==========      ===========     ==========       ===========

NET ASSETS:
Accumulation unit values...............................     $4,685,815      $17,513,243     $5,896,543       $33,841,651
Retained by AXA Equitable in Separate Account FP.......             --              398             --             5,178
                                                            ----------      -----------     ----------       -----------
TOTAL NET ASSETS.......................................     $4,685,815      $17,513,641     $5,896,543       $33,846,829
                                                            ==========      ===========     ==========       ===========

Investments in shares of the Portfolios, at cost.......     $5,035,324      $18,772,331     $6,221,963       $33,890,660
The Portfolios shares held
   Class B.............................................        422,044          979,521        564,430                --
   Class II............................................             --               --             --         1,839,502
   Class 4.............................................             --               --             --                --

                                                            AMERICAN FUNDS
                                                         INSURANCE SERIES(R)      AMERICAN FUNDS
                                                             GLOBAL SMALL       INSURANCE SERIES(R)
                                                        CAPITALIZATION FUND/SM/  NEW WORLD FUND(R)
                                                        ----------------------  -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.       $3,590,737            $6,031,453
Receivable for shares of the Portfolios sold...........               --                    --
Receivable for policy-related transactions.............              231                10,756
                                                              ----------            ----------
   Total assets........................................        3,590,968             6,042,209
                                                              ----------            ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              231                10,707
Payable for policy-related transactions................               --                    --
                                                              ----------            ----------
   Total liabilities...................................              231                10,707
                                                              ----------            ----------
NET ASSETS.............................................       $3,590,737            $6,031,502
                                                              ==========            ==========

NET ASSETS:
Accumulation unit values...............................       $3,590,489            $6,031,501
Retained by AXA Equitable in Separate Account FP.......              248                     1
                                                              ----------            ----------
TOTAL NET ASSETS.......................................       $3,590,737            $6,031,502
                                                              ==========            ==========

Investments in shares of the Portfolios, at cost.......       $3,917,875            $6,967,333
The Portfolios shares held
   Class B.............................................               --                    --
   Class II............................................               --                    --
   Class 4.............................................          148,931               322,710

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA 400 MANAGED AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                        --------------- --------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $3,159,975      $5,680,004       $2,283,928     $134,821,390
Receivable for shares of the Portfolios sold...........           --              --               --           42,043
Receivable for policy-related transactions.............          280             599            1,795               --
                                                          ----------      ----------       ----------     ------------
   Total assets........................................    3,160,255       5,680,603        2,285,723      134,863,433
                                                          ----------      ----------       ----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          250             548            1,774               --
Payable for policy-related transactions................           --              --               --           42,043
                                                          ----------      ----------       ----------     ------------
   Total liabilities...................................          250             548            1,774           42,043
                                                          ----------      ----------       ----------     ------------
NET ASSETS.............................................   $3,160,005      $5,680,055       $2,283,949     $134,821,390
                                                          ==========      ==========       ==========     ============

NET ASSETS:
Accumulation unit values...............................   $3,160,005      $5,680,055       $2,283,949     $134,771,854
Retained by AXA Equitable in Separate Account FP.......           --              --               --           49,536
                                                          ----------      ----------       ----------     ------------
TOTAL NET ASSETS.......................................   $3,160,005      $5,680,055       $2,283,949     $134,821,390
                                                          ==========      ==========       ==========     ============

Investments in shares of the Portfolios, at cost.......   $3,317,020      $5,571,761       $2,432,576     $135,173,684
The Portfolios shares held
   Class A.............................................           --              --               --        5,607,380
   Class B.............................................      168,502         303,380          134,202        7,551,959

                                                        AXA BALANCED AXA CONSERVATIVE
                                                         STRATEGY*     ALLOCATION*
                                                        ------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $24,206,957    $33,058,345
Receivable for shares of the Portfolios sold...........          --         50,127
Receivable for policy-related transactions.............      30,873             --
                                                        -----------    -----------
   Total assets........................................  24,237,830     33,108,472
                                                        -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      30,873             --
Payable for policy-related transactions................          --         50,127
                                                        -----------    -----------
   Total liabilities...................................      30,873         50,127
                                                        -----------    -----------
NET ASSETS............................................. $24,206,957    $33,058,345
                                                        ===========    ===========

NET ASSETS:
Accumulation unit values............................... $24,206,956    $33,055,654
Retained by AXA Equitable in Separate Account FP.......           1          2,691
                                                        -----------    -----------
TOTAL NET ASSETS....................................... $24,206,957    $33,058,345
                                                        ===========    ===========

Investments in shares of the Portfolios, at cost....... $23,574,368    $34,382,493
The Portfolios shares held
   Class A.............................................          --      2,606,309
   Class B.............................................   1,752,927        953,105

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                        GROWTH STRATEGY*    STRATEGY*          ALLOCATION*
                                                        ---------------- ---------------- ---------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $5,539,156       $2,426,766         $32,007,291
Receivable for shares of the Portfolios sold...........            --               --                  --
Receivable for policy-related transactions.............         1,516               --              33,654
                                                           ----------       ----------         -----------
   Total assets........................................     5,540,672        2,426,766          32,040,945
                                                           ----------       ----------         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         1,516               --              33,654
Payable for policy-related transactions................            --               --                  --
                                                           ----------       ----------         -----------
   Total liabilities...................................         1,516               --              33,654
                                                           ----------       ----------         -----------
NET ASSETS.............................................    $5,539,156       $2,426,766         $32,007,291
                                                           ==========       ==========         ===========

NET ASSETS:
Accumulation unit values...............................    $5,539,150       $2,426,766         $32,004,603
Retained by AXA Equitable in Separate Account FP.......             6               --               2,688
                                                           ----------       ----------         -----------
TOTAL NET ASSETS.......................................    $5,539,156       $2,426,766         $32,007,291
                                                           ==========       ==========         ===========

Investments in shares of the Portfolios, at cost.......    $5,405,259       $2,419,276         $33,121,807
The Portfolios shares held
   Class A.............................................            --               --           1,866,889
   Class B.............................................       421,152          207,070           1,515,747

                                                                                        AXA INTERNATIONAL
                                                         AXA GLOBAL EQUITY  AXA GROWTH    CORE MANAGED
                                                        MANAGED VOLATILITY* STRATEGY*      VOLATILITY*
                                                        ------------------- ----------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $138,554,356     $42,615,016    $60,451,548
Receivable for shares of the Portfolios sold...........              --              --          6,850
Receivable for policy-related transactions.............         127,567         119,741             --
                                                           ------------     -----------    -----------
   Total assets........................................     138,681,923      42,734,757     60,458,398
                                                           ------------     -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         127,567         119,741             --
Payable for policy-related transactions................              --              --          6,850
                                                           ------------     -----------    -----------
   Total liabilities...................................         127,567         119,741          6,850
                                                           ------------     -----------    -----------
NET ASSETS.............................................    $138,554,356     $42,615,016    $60,451,548
                                                           ============     ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $138,512,478     $42,615,016    $60,384,608
Retained by AXA Equitable in Separate Account FP.......          41,878              --         66,940
                                                           ------------     -----------    -----------
TOTAL NET ASSETS.......................................    $138,554,356     $42,615,016    $60,451,548
                                                           ============     ===========    ===========

Investments in shares of the Portfolios, at cost.......    $118,012,935     $40,995,719    $62,551,980
The Portfolios shares held
   Class A.............................................       1,963,319              --      1,572,771
   Class B.............................................       7,614,179       2,759,267      5,054,187

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                            AXA INTERNATIONAL    AXA LARGE     AXA LARGE CAP
                                                         AXA INTERNATIONAL    VALUE MANAGED   CAP CORE MANAGED GROWTH MANAGED
                                                        MANAGED VOLATILITY*    VOLATILITY*      VOLATILITY*     VOLATILITY*
                                                        ------------------- ----------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $1,907,552         $78,588,076      $26,207,406     $240,712,316
Receivable for shares of the Portfolios sold...........             --                  --           11,946               --
Receivable for policy-related transactions.............            253              20,457               --           35,095
                                                            ----------         -----------      -----------     ------------
   Total assets........................................      1,907,805          78,608,533       26,219,352      240,747,411
                                                            ----------         -----------      -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            241              20,457               --           35,066
Payable for policy-related transactions................             --                  --           11,946               --
                                                            ----------         -----------      -----------     ------------
   Total liabilities...................................            241              20,457           11,946           35,066
                                                            ----------         -----------      -----------     ------------
NET ASSETS.............................................     $1,907,564         $78,588,076      $26,207,406     $240,712,345
                                                            ==========         ===========      ===========     ============

NET ASSETS:
Accumulation unit values...............................     $1,907,564         $78,566,207      $26,171,415     $240,592,651
Accumulation nonunitized...............................             --                  --               --               --
Retained by AXA Equitable in Separate Account FP.......             --              21,869           35,991          119,694
                                                            ----------         -----------      -----------     ------------
TOTAL NET ASSETS.......................................     $1,907,564         $78,588,076      $26,207,406     $240,712,345
                                                            ==========         ===========      ===========     ============

Investments in shares of the Portfolios, at cost.......     $2,079,936         $80,113,558      $21,605,461     $152,102,794
The Portfolios shares held
   Class A.............................................             --           1,407,053          475,660        1,529,245
   Class B.............................................        164,370           5,419,838        2,417,226        7,419,394

                                                        AXA LARGE CAP  AXA MID CAP
                                                        VALUE MANAGED VALUE MANAGED
                                                         VOLATILITY*   VOLATILITY*
                                                        ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $378,262,261  $195,057,168
Receivable for shares of the Portfolios sold...........           --            --
Receivable for policy-related transactions.............       53,650       224,357
                                                        ------------  ------------
   Total assets........................................  378,315,911   195,281,525
                                                        ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       16,016       224,357
Payable for policy-related transactions................           --            --
                                                        ------------  ------------
   Total liabilities...................................       16,016       224,357
                                                        ------------  ------------
NET ASSETS............................................. $378,299,895  $195,057,168
                                                        ============  ============

NET ASSETS:
Accumulation unit values............................... $377,978,807  $195,020,631
Accumulation nonunitized...............................      197,360            --
Retained by AXA Equitable in Separate Account FP.......      123,728        36,537
                                                        ------------  ------------
TOTAL NET ASSETS....................................... $378,299,895  $195,057,168
                                                        ============  ============

Investments in shares of the Portfolios, at cost....... $318,802,223  $122,768,205
The Portfolios shares held
   Class A.............................................   17,077,791    12,423,080
   Class B.............................................    8,279,431       814,627

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE   AXA MODERATE   AXA MODERATE-PLUS AXA/AB SMALL
                                                        ALLOCATION*  GROWTH STRATEGY*    ALLOCATION*    CAP GROWTH*
                                                        ------------ ---------------- ----------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $910,231,674   $82,588,080      $412,421,394    $186,772,456
Receivable for shares of the Portfolios sold...........      344,534            --                --         179,874
Receivable for policy-related transactions.............           --        50,576           199,940              --
                                                        ------------   -----------      ------------    ------------
   Total assets........................................  910,576,208    82,638,656       412,621,334     186,952,330
                                                        ------------   -----------      ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        50,576           199,814              --
Payable for policy-related transactions................      934,835            --                --         179,874
                                                        ------------   -----------      ------------    ------------
   Total liabilities...................................      934,835        50,576           199,814         179,874
                                                        ------------   -----------      ------------    ------------
NET ASSETS............................................. $909,641,373   $82,588,080      $412,421,520    $186,772,456
                                                        ============   ===========      ============    ============

NET ASSETS:
Accumulation unit values............................... $906,881,876   $82,588,073      $412,395,816    $186,740,617
Accumulation nonunitized...............................    2,751,139            --                --              --
Retained by AXA Equitable in Separate Account FP.......        8,358             7            25,704          31,839
                                                        ------------   -----------      ------------    ------------
TOTAL NET ASSETS....................................... $909,641,373   $82,588,080      $412,421,520    $186,772,456
                                                        ============   ===========      ============    ============

Investments in shares of the Portfolios, at cost....... $933,156,163   $78,767,066      $412,395,678    $179,168,579
The Portfolios shares held
   Class A.............................................   56,636,233            --        17,533,235       7,342,113
   Class B.............................................   11,237,730     5,548,356        22,192,036       3,738,963
   Class III...........................................           --            --                --              --

                                                        AXA/LOOMIS SAYLES   BLACKROCK GLOBAL
                                                             GROWTH*      ALLOCATION V.I. FUND
                                                        ----------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $25,418,761        $ 9,385,444
Receivable for shares of the Portfolios sold...........         62,406            551,123
Receivable for policy-related transactions.............             --                 --
                                                           -----------        -----------
   Total assets........................................     25,481,167          9,936,567
                                                           -----------        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                 --
Payable for policy-related transactions................         62,406            551,123
                                                           -----------        -----------
   Total liabilities...................................         62,406            551,123
                                                           -----------        -----------
NET ASSETS.............................................    $25,418,761        $ 9,385,444
                                                           ===========        ===========

NET ASSETS:
Accumulation unit values...............................    $25,417,740        $ 9,383,853
Accumulation nonunitized...............................             --                 --
Retained by AXA Equitable in Separate Account FP.......          1,021              1,591
                                                           -----------        -----------
TOTAL NET ASSETS.......................................    $25,418,761        $ 9,385,444
                                                           ===========        ===========

Investments in shares of the Portfolios, at cost.......    $26,205,447        $10,403,608
The Portfolios shares held
   Class A.............................................      1,519,321                 --
   Class B.............................................      2,535,609                 --
   Class III...........................................             --            719,743

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           CHARTER/SM/     CHARTER/SM/ SMALL CHARTER/SM/ SMALL EQ/BLACKROCK BASIC
                                                        MULTI-SECTOR BOND*   CAP GROWTH*       CAP VALUE*        VALUE EQUITY*
                                                        ------------------ ---------------   ---------------   ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $86,602,359       $11,025,562       $26,094,648        $194,843,111
Receivable for shares of the Portfolios sold...........             --             1,810                --             164,696
Receivable for policy-related transactions.............             --                --             1,268                  --
                                                           -----------       -----------       -----------        ------------
   Total assets........................................     86,602,359        11,027,372        26,095,916         195,007,807
                                                           -----------       -----------       -----------        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         11,866                --             1,268                  --
Payable for policy-related transactions................         47,383             1,810                --             164,696
                                                           -----------       -----------       -----------        ------------
   Total liabilities...................................         59,249             1,810             1,268             164,696
                                                           -----------       -----------       -----------        ------------
NET ASSETS.............................................    $86,543,110       $11,025,562       $26,094,648        $194,843,111
                                                           ===========       ===========       ===========        ============

NET ASSETS:
Accumulation unit values...............................    $86,024,782       $11,024,124       $26,039,739        $194,775,830
Accumulation nonunitized...............................        479,006                --                --                  --
Retained by AXA Equitable in Separate Account FP.......         39,322             1,438            54,909              67,281
                                                           -----------       -----------       -----------        ------------
TOTAL NET ASSETS.......................................    $86,543,110       $11,025,562       $26,094,648        $194,843,111
                                                           ===========       ===========       ===========        ============

Investments in shares of the Portfolios, at cost.......    $99,480,089       $ 9,389,456       $22,059,613        $148,353,715
The Portfolios shares held
   Class A.............................................     18,834,712                --           872,670           1,821,766
   Class B.............................................      4,228,196           986,401         1,099,215           7,947,885

                                                        EQ/BOSTON ADVISORS EQ/CALVERT SOCIALLY
                                                          EQUITY INCOME*      RESPONSIBLE*
                                                        ------------------ -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $18,779,463         $1,969,983
Receivable for shares of the Portfolios sold...........         24,827                 --
Receivable for policy-related transactions.............             --              1,343
                                                           -----------         ----------
   Total assets........................................     18,804,290          1,971,326
                                                           -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              1,343
Payable for policy-related transactions................         24,827                 --
                                                           -----------         ----------
   Total liabilities...................................         24,827              1,343
                                                           -----------         ----------
NET ASSETS.............................................    $18,779,463         $1,969,983
                                                           ===========         ==========

NET ASSETS:
Accumulation unit values...............................    $18,778,773         $1,840,332
Accumulation nonunitized...............................             --                 --
Retained by AXA Equitable in Separate Account FP.......            690            129,651
                                                           -----------         ----------
TOTAL NET ASSETS.......................................    $18,779,463         $1,969,983
                                                           ===========         ==========

Investments in shares of the Portfolios, at cost.......    $20,183,310         $1,865,447
The Portfolios shares held
   Class A.............................................        780,666             30,948
   Class B.............................................      2,454,119            148,627

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                                      EQ/GAMCO
                                                        EQ/CAPITAL GUARDIAN   EQ/COMMON      EQ/CORE    EQ/EQUITY    MERGERS AND
                                                             RESEARCH*       STOCK INDEX*  BOND INDEX*  500 INDEX*  ACQUISITIONS*
                                                        ------------------- -------------- ----------- ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $109,079,349     $1,517,499,264 $52,455,328 $710,613,679  $14,417,027
Receivable for shares of the Portfolios sold...........              --                 --          --   11,307,989       64,379
Receivable for policy-related transactions.............         115,126            207,264      90,313           --           --
                                                           ------------     -------------- ----------- ------------  -----------
   Total assets........................................     109,194,475      1,517,706,528  52,545,641  721,921,668   14,481,406
                                                           ------------     -------------- ----------- ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         115,126          1,903,826      90,313           --           --
Payable for policy-related transactions................              --                 --          --   11,280,278       64,379
                                                           ------------     -------------- ----------- ------------  -----------
   Total liabilities...................................         115,126          1,903,826      90,313   11,280,278       64,379
                                                           ------------     -------------- ----------- ------------  -----------
NET ASSETS.............................................    $109,079,349     $1,515,802,702 $52,455,328 $710,641,390  $14,417,027
                                                           ============     ============== =========== ============  ===========

NET ASSETS:
Accumulation unit values...............................    $108,942,544     $1,512,075,188 $52,438,242 $710,110,485  $14,416,329
Accumulation nonunitized...............................              --          3,703,197          --      487,238           --
Retained by AXA Equitable in Separate Account FP.......         136,805             24,317      17,086       43,667          698
                                                           ------------     -------------- ----------- ------------  -----------
TOTAL NET ASSETS.......................................    $109,079,349     $1,515,802,702 $52,455,328 $710,641,390  $14,417,027
                                                           ============     ============== =========== ============  ===========

Investments in shares of the Portfolios, at cost.......    $ 75,333,910     $1,129,481,794 $53,416,142 $530,134,428  $14,719,220
The Portfolios shares held
   Class A.............................................         700,223         51,629,728   2,972,660   15,065,409       55,297
   Class B.............................................       4,470,975          7,054,639   2,340,177    5,567,594    1,089,657

                                                        EQ/GAMCO SMALL
                                                        COMPANY VALUE*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $143,948,905
Receivable for shares of the Portfolios sold...........        61,915
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   144,010,820
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................        61,915
                                                         ------------
   Total liabilities...................................        61,915
                                                         ------------
NET ASSETS.............................................  $143,948,905
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $143,947,551
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......         1,354
                                                         ------------
TOTAL NET ASSETS.......................................  $143,948,905
                                                         ============

Investments in shares of the Portfolios, at cost.......  $128,366,996
The Portfolios shares held
   Class A.............................................        94,770
   Class B.............................................     2,822,811

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        EQ/GLOBAL   EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INVESCO
                                                        BOND PLUS*  GOVERNMENT BOND*  EQUITY INDEX*   COMSTOCK*
                                                        ----------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,020,519   $84,477,831      $285,203,249   $23,947,435
Receivable for shares of the Portfolios sold...........          --            --                --        91,872
Receivable for policy-related transactions.............      41,234     1,447,066                --            --
                                                        -----------   -----------      ------------   -----------
   Total assets........................................  17,061,753    85,924,897       285,203,249    24,039,307
                                                        -----------   -----------      ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      41,234     1,699,778            34,175            --
Payable for policy-related transactions................          --            --            51,821        91,872
                                                        -----------   -----------      ------------   -----------
   Total liabilities...................................      41,234     1,699,778            85,996        91,872
                                                        -----------   -----------      ------------   -----------
NET ASSETS............................................. $17,020,519   $84,225,119      $285,117,253   $23,947,435
                                                        ===========   ===========      ============   ===========

NET ASSETS:
Accumulation unit values............................... $17,019,608   $84,124,230      $284,771,369   $23,941,482
Accumulation nonunitized...............................          --        83,155           283,862            --
Retained by AXA Equitable in Separate Account FP.......         911        17,734            62,022         5,953
                                                        -----------   -----------      ------------   -----------
TOTAL NET ASSETS....................................... $17,020,519   $84,225,119      $285,117,253   $23,947,435
                                                        ===========   ===========      ============   ===========

Investments in shares of the Portfolios, at cost....... $18,764,826   $83,409,706      $331,196,939   $24,169,223
The Portfolios shares held
   Class A.............................................     967,218     6,405,352        27,640,054       889,677
   Class B.............................................     957,232     1,824,995         6,346,623       846,197

                                                            EQ/JPMORGAN      EQ/LARGE CAP
                                                        VALUE OPPORTUNITIES* GROWTH INDEX*
                                                        -------------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $31,835,466      $131,468,171
Receivable for shares of the Portfolios sold...........         129,495           230,667
Receivable for policy-related transactions.............              --                --
                                                            -----------      ------------
   Total assets........................................      31,964,961       131,698,838
                                                            -----------      ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --                --
Payable for policy-related transactions................         129,495           230,667
                                                            -----------      ------------
   Total liabilities...................................         129,495           230,667
                                                            -----------      ------------
NET ASSETS.............................................     $31,835,466      $131,468,171
                                                            ===========      ============

NET ASSETS:
Accumulation unit values...............................     $31,738,178      $131,406,029
Accumulation nonunitized...............................              --                --
Retained by AXA Equitable in Separate Account FP.......          97,288            62,142
                                                            -----------      ------------
TOTAL NET ASSETS.......................................     $31,835,466      $131,468,171
                                                            ===========      ============

Investments in shares of the Portfolios, at cost.......     $25,401,315      $108,067,291
The Portfolios shares held
   Class A.............................................         145,693         1,393,731
   Class B.............................................       1,916,000        10,001,725

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                        EQ/MFS                                  EQ/MORGAN
                                                        EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP    EQ/MONEY       STANLEY
                                                        VALUE INDEX*    GROWTH*       INDEX*      MARKET*    MID CAP GROWTH*
                                                        ------------ ------------- ------------ ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $19,576,495   $37,624,667  $110,947,775 $164,068,962   $42,454,695
Receivable for policy-related transactions.............       3,778        11,904        13,515           --         1,603
                                                        -----------   -----------  ------------ ------------   -----------
   Total assets........................................  19,580,273    37,636,571   110,961,290  164,068,962    42,456,298
                                                        -----------   -----------  ------------ ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,778        11,904        13,515    3,204,477         1,603
Payable for policy-related transactions................          --            --            --      225,346            --
                                                        -----------   -----------  ------------ ------------   -----------
   Total liabilities...................................       3,778        11,904        13,515    3,429,823         1,603
                                                        -----------   -----------  ------------ ------------   -----------
NET ASSETS............................................. $19,576,495   $37,624,667  $110,947,775 $160,639,139   $42,454,695
                                                        ===========   ===========  ============ ============   ===========

NET ASSETS:
Accumulation unit values............................... $19,563,050   $37,624,456  $110,926,489 $160,225,139   $42,454,011
Accumulation nonunitized...............................          --            --            --      399,908            --
Retained by AXA Equitable in Separate Account FP.......      13,445           211        21,286       14,092           684
                                                        -----------   -----------  ------------ ------------   -----------
TOTAL NET ASSETS....................................... $19,576,495   $37,624,667  $110,947,775 $160,639,139   $42,454,695
                                                        ===========   ===========  ============ ============   ===========

Investments in shares of the Portfolios, at cost....... $18,324,841   $37,870,066  $ 81,228,978 $164,071,519   $45,027,079
The Portfolios shares held
   Class A.............................................   1,291,585            --     2,190,371  119,426,001     1,242,389
   Class B.............................................   1,233,912     5,759,587     6,454,175   44,583,652     1,356,010

                                                        EQ/PIMCO ULTRA
                                                         SHORT BOND*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $33,788,100
Receivable for policy-related transactions.............       22,877
                                                         -----------
   Total assets........................................   33,810,977
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       22,877
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       22,877
                                                         -----------
NET ASSETS.............................................  $33,788,100
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $33,786,076
Accumulation nonunitized...............................           --
Retained by AXA Equitable in Separate Account FP.......        2,024
                                                         -----------
TOTAL NET ASSETS.......................................  $33,788,100
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $34,366,960
The Portfolios shares held
   Class A.............................................    1,665,994
   Class B.............................................    1,788,178

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH EQ/WELLS FARGO
                                                        BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*   OMEGA GROWTH*
                                                        ----------- -------------- ---------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,040,836  $71,357,715     $83,752,029     $12,167,265   $84,147,622
Receivable for shares of the Portfolios sold...........          --           --              --              --       689,838
Receivable for policy-related transactions.............          --       19,083          68,498           2,548            --
                                                        -----------  -----------     -----------     -----------   -----------
   Total assets........................................  59,040,836   71,376,798      83,820,527      12,169,813    84,837,460
                                                        -----------  -----------     -----------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      10,744       19,083          68,498           2,548            --
Payable for policy-related transactions................       4,896           --              --              --       689,838
                                                        -----------  -----------     -----------     -----------   -----------
   Total liabilities...................................      15,640       19,083          68,498           2,548       689,838
                                                        -----------  -----------     -----------     -----------   -----------
NET ASSETS............................................. $59,025,196  $71,357,715     $83,752,029     $12,167,265   $84,147,622
                                                        ===========  ===========     ===========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $58,938,154  $71,333,656     $83,627,648     $12,167,186   $84,098,127
Accumulation nonunitized...............................      41,512           --              --              --            --
Retained by AXA Equitable in Separate Account FP.......      45,530       24,059         124,381              79        49,495
                                                        -----------  -----------     -----------     -----------   -----------
TOTAL NET ASSETS....................................... $59,025,196  $71,357,715     $83,752,029     $12,167,265   $84,147,622
                                                        ===========  ===========     ===========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $62,012,185  $73,412,921     $63,542,709     $12,277,127   $92,151,693
The Portfolios shares held
   Class A.............................................   4,524,452    4,256,816         114,590              --     1,082,760
   Class B.............................................   2,459,443    2,803,183       2,078,484       1,456,556     6,956,447
   Service Class 2.....................................          --           --              --              --            --

                                                        FIDELITY(R) VIP
                                                         ASSET MANAGER:
                                                        GROWTH PORTFOLIO
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,265,102
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............         5,587
                                                           ----------
   Total assets........................................     1,270,689
                                                           ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         5,587
Payable for policy-related transactions................            --
                                                           ----------
   Total liabilities...................................         5,587
                                                           ----------
NET ASSETS.............................................    $1,265,102
                                                           ==========

NET ASSETS:
Accumulation unit values...............................    $1,264,299
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......           803
                                                           ----------
TOTAL NET ASSETS.......................................    $1,265,102
                                                           ==========

Investments in shares of the Portfolios, at cost.......    $1,136,697
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................            --
   Service Class 2.....................................        67,653

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                          FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP    FIDELITY(R)
                                           CONTRAFUND(R)   EQUITY-INCOME  GOVERNMENT MONEY   VIP GROWTH &   FIDELITY(R) VIP HIGH
                                             PORTFOLIO       PORTFOLIO    MARKET PORTFOLIO INCOME PORTFOLIO   INCOME PORTFOLIO
                                          --------------- --------------- ---------------- ---------------- --------------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
Receivable for shares of the Portfolios
 sold....................................       225,473             --               --              943                 --
Receivable for policy-related
 transactions............................            --             --            8,380               --              1,683
                                            -----------     ----------       ----------       ----------         ----------
   Total assets..........................    86,753,592      1,055,461        1,005,855        7,290,063          3,380,264
                                            -----------     ----------       ----------       ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................            --             --            8,380               --              1,683
Payable for policy-related transactions..       225,473             --               --              943                 --
                                            -----------     ----------       ----------       ----------         ----------
   Total liabilities.....................       225,473             --            8,380              943              1,683
                                            -----------     ----------       ----------       ----------         ----------
NET ASSETS...............................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
                                            ===========     ==========       ==========       ==========         ==========

NET ASSETS:
Accumulation unit values.................   $86,521,344     $1,050,900       $  997,382       $7,288,286         $3,378,456
Retained by AXA Equitable in Separate
 Account FP..............................         6,775          4,561               93              834                125
                                            -----------     ----------       ----------       ----------         ----------
TOTAL NET ASSETS.........................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
                                            ===========     ==========       ==========       ==========         ==========

Investments in shares of the Portfolios,
 at cost.................................   $84,361,750     $1,163,508       $  997,475       $7,375,716         $3,871,097
The Portfolios shares held
   Service Class 2.......................     2,601,567         52,668          997,475          393,156            703,871

                                          FIDELITY(R) VIP
                                          INVESTMENT GRADE
                                           BOND PORTFOLIO
                                          ----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $7,133,949
Receivable for shares of the Portfolios
 sold....................................            --
Receivable for policy-related
 transactions............................       174,387
                                             ----------
   Total assets..........................     7,308,336
                                             ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       174,387
Payable for policy-related transactions..            --
                                             ----------
   Total liabilities.....................       174,387
                                             ----------
NET ASSETS...............................    $7,133,949
                                             ==========

NET ASSETS:
Accumulation unit values.................    $7,133,122
Retained by AXA Equitable in Separate
 Account FP..............................           827
                                             ----------
TOTAL NET ASSETS.........................    $7,133,949
                                             ==========

Investments in shares of the Portfolios,
 at cost.................................    $7,377,294
The Portfolios shares held
   Service Class 2.......................       590,070

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                            FIDELITY(R) VIP                  FRANKLIN RISING
                                           FIDELITY(R) VIP  FIDELITY(R) VIP VALUE STRATEGIES FRANKLIN MUTUAL    DIVIDENDS
                                          MID CAP PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     SHARES VIP FUND    VIP FUND
                                          ----------------- --------------- ---------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
Receivable for shares of the Portfolios
 sold....................................        337,065              --              --           197,468              --
Receivable for policy-related
 transactions............................             --          27,933              --                --          38,045
                                             -----------      ----------        --------       -----------     -----------
   Total assets..........................     21,300,195       1,288,898         333,242        10,549,129      49,561,255
                                             -----------      ----------        --------       -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................             --          27,933              --                --          38,045
Payable for policy-related transactions..        337,065              --              --           197,468              --
                                             -----------      ----------        --------       -----------     -----------
   Total liabilities.....................        337,065          27,933              --           197,468          38,045
                                             -----------      ----------        --------       -----------     -----------
NET ASSETS...............................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
                                             ===========      ==========        ========       ===========     ===========

NET ASSETS:
Accumulation unit values.................    $20,947,483      $1,247,021        $333,016       $10,351,594     $49,522,271
Retained by AXA Equitable in Separate
 Account FP..............................         15,647          13,944             226                67             939
                                             -----------      ----------        --------       -----------     -----------
TOTAL NET ASSETS.........................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
                                             ===========      ==========        ========       ===========     ===========

Investments in shares of the Portfolios,
 at cost.................................    $22,339,532      $1,402,574        $312,679       $10,472,970     $50,302,599
The Portfolios shares held
   Class 2...............................             --              --              --           539,149       2,003,366
   Service Class 2.......................        658,597          95,455          22,762                --              --

                                             FRANKLIN
                                            SMALL CAP
                                          VALUE VIP FUND
                                          --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $5,238,989
Receivable for shares of the Portfolios
 sold....................................           --
Receivable for policy-related
 transactions............................       11,545
                                            ----------
   Total assets..........................    5,250,534
                                            ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       11,545
Payable for policy-related transactions..           --
                                            ----------
   Total liabilities.....................       11,545
                                            ----------
NET ASSETS...............................   $5,238,989
                                            ==========

NET ASSETS:
Accumulation unit values.................   $5,236,430
Retained by AXA Equitable in Separate
 Account FP..............................        2,559
                                            ----------
TOTAL NET ASSETS.........................   $5,238,989
                                            ==========

Investments in shares of the Portfolios,
 at cost.................................   $6,281,940
The Portfolios shares held
   Class 2...............................      296,323
   Service Class 2.......................           --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   GOLDMAN     INVESCO V.I.      INVESCO
                                                             FRANKLIN STRATEGIC SACHS VIT MID   DIVERSIFIED    V.I. GLOBAL
                                                              INCOME VIP FUND   CAP VALUE FUND DIVIDEND FUND REAL ESTATE FUND
                                                             ------------------ -------------- ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $29,160,631      $10,211,424    $3,477,353     $32,762,484
Receivable for shares of the Portfolios sold................             --            6,263        11,970          27,347
Receivable for policy-related transactions..................          9,713               --            --              --
                                                                -----------      -----------    ----------     -----------
   Total assets.............................................     29,170,344       10,217,687     3,489,323      32,789,831
                                                                -----------      -----------    ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          9,713               --            --              --
Payable for policy-related transactions.....................             --            6,263        11,970          27,277
                                                                -----------      -----------    ----------     -----------
   Total liabilities........................................          9,713            6,263        11,970          27,277
                                                                -----------      -----------    ----------     -----------
NET ASSETS..................................................    $29,160,631      $10,211,424    $3,477,353     $32,762,554
                                                                ===========      ===========    ==========     ===========

NET ASSETS:
Accumulation unit values....................................    $29,159,050      $10,210,486    $3,477,345     $32,762,554
Retained by AXA Equitable in Separate Account FP............          1,581              938             8              --
                                                                -----------      -----------    ----------     -----------
TOTAL NET ASSETS............................................    $29,160,631      $10,211,424    $3,477,353     $32,762,554
                                                                ===========      ===========    ==========     ===========

Investments in shares of the Portfolios, at cost............    $33,932,018      $12,403,173    $3,458,360     $32,834,923
The Portfolios shares held
   Class 2..................................................      2,856,085               --            --              --
   Series II................................................             --               --       150,145       2,059,238
   Service Shares...........................................             --          703,751            --              --

                                                             INVESCO V.I.      INVESCO
                                                             INTERNATIONAL   V.I. MID CAP
                                                              GROWTH FUND  CORE EQUITY FUND
                                                             ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $30,483,481     $3,003,504
Receivable for shares of the Portfolios sold................       20,031         21,888
Receivable for policy-related transactions..................           --             --
                                                              -----------     ----------
   Total assets.............................................   30,503,512      3,025,392
                                                              -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --             --
Payable for policy-related transactions.....................       20,031         21,888
                                                              -----------     ----------
   Total liabilities........................................       20,031         21,888
                                                              -----------     ----------
NET ASSETS..................................................  $30,483,481     $3,003,504
                                                              ===========     ==========

NET ASSETS:
Accumulation unit values....................................  $30,483,452     $3,003,497
Retained by AXA Equitable in Separate Account FP............           29              7
                                                              -----------     ----------
TOTAL NET ASSETS............................................  $30,483,481     $3,003,504
                                                              ===========     ==========

Investments in shares of the Portfolios, at cost............  $30,843,149     $3,463,550
The Portfolios shares held
   Class 2..................................................           --             --
   Series II................................................      922,624        252,183
   Service Shares...........................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                 INVESCO     IVY FUNDS VIP
                                                               V.I. SMALL      DIVIDEND    IVY FUNDS   IVY FUNDS VIP
                                                             CAP EQUITY FUND OPPORTUNITIES VIP ENERGY   HIGH INCOME
                                                             --------------- ------------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,376,255      $525,446    $14,261,490  $20,390,092
Receivable for shares of the Portfolios sold................          812        15,461             --           --
Receivable for policy-related transactions..................           --            --          5,091       15,450
                                                               ----------      --------    -----------  -----------
   Total assets.............................................    4,377,067       540,907     14,266,581   20,405,542
                                                               ----------      --------    -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            --          5,091       15,430
Payable for policy-related transactions.....................          812        15,461             --           --
                                                               ----------      --------    -----------  -----------
   Total liabilities........................................          812        15,461          5,091       15,430
                                                               ----------      --------    -----------  -----------
NET ASSETS..................................................   $4,376,255      $525,446    $14,261,490  $20,390,112
                                                               ==========      ========    ===========  ===========

NET ASSETS:
Accumulation unit values....................................   $4,376,202      $523,867    $14,261,063  $20,390,112
Retained by AXA Equitable in Separate Account FP............           53         1,579            427           --
                                                               ----------      --------    -----------  -----------
TOTAL NET ASSETS............................................   $4,376,255      $525,446    $14,261,490  $20,390,112
                                                               ==========      ========    ===========  ===========

Investments in shares of the Portfolios, at cost............   $5,196,117      $559,094    $19,306,332  $23,480,940
The Portfolios shares held
   Common Shares............................................           --        67,224      2,829,492    6,084,234
   Series II................................................      258,034            --             --           --

                                                                            IVY FUNDS VIP
                                                             IVY FUNDS VIP     SCIENCE
                                                             MID CAP GROWTH AND TECHNOLOGY
                                                             -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $28,093,633    $26,510,800
Receivable for shares of the Portfolios sold................           --         97,955
Receivable for policy-related transactions..................       39,849             --
                                                              -----------    -----------
   Total assets.............................................   28,133,482     26,608,755
                                                              -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       39,849             --
Payable for policy-related transactions.....................           --         97,955
                                                              -----------    -----------
   Total liabilities........................................       39,849         97,955
                                                              -----------    -----------
NET ASSETS..................................................  $28,093,633    $26,510,800
                                                              ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $28,093,476    $26,510,330
Retained by AXA Equitable in Separate Account FP............          157            470
                                                              -----------    -----------
TOTAL NET ASSETS............................................  $28,093,633    $26,510,800
                                                              ===========    ===========

Investments in shares of the Portfolios, at cost............  $29,458,044    $28,649,275
The Portfolios shares held
   Common Shares............................................    2,981,737      1,154,873
   Series II................................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                             IVY FUNDS  LAZARD RETIREMENT
                                                             VIP SMALL  EMERGING MARKETS  MFS(R) INTERNATIONAL MFS(R) INVESTORS
                                                             CAP GROWTH EQUITY PORTFOLIO    VALUE PORTFOLIO      TRUST SERIES
                                                             ---------- ----------------- -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $8,950,701    $39,073,665        $69,473,217         $2,198,630
Receivable for shares of the Portfolios sold................         --             --            478,155             25,234
Receivable for policy-related transactions..................      1,938         24,366                 --                 --
                                                             ----------    -----------        -----------         ----------
   Total assets.............................................  8,952,639     39,098,031         69,951,372          2,223,864
                                                             ----------    -----------        -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      1,938         24,366                 --                 --
Payable for policy-related transactions.....................         --             --            478,134             25,234
                                                             ----------    -----------        -----------         ----------
   Total liabilities........................................      1,938         24,366            478,134             25,234
                                                             ----------    -----------        -----------         ----------
NET ASSETS.................................................. $8,950,701    $39,073,665        $69,473,238         $2,198,630
                                                             ==========    ===========        ===========         ==========

NET ASSETS:
Accumulation unit values.................................... $8,950,532    $39,063,330        $69,473,238         $2,198,593
Retained by AXA Equitable in Separate Account FP............        169         10,335                 --                 37
                                                             ----------    -----------        -----------         ----------
TOTAL NET ASSETS............................................ $8,950,701    $39,073,665        $69,473,238         $2,198,630
                                                             ==========    ===========        ===========         ==========

Investments in shares of the Portfolios, at cost............ $9,979,304    $51,124,206        $65,392,847         $2,289,215
The Portfolios shares held
   Common Shares............................................    844,024             --                 --                 --
   Service Class............................................         --             --          3,139,323             83,598
   Service Shares...........................................         --      2,488,768                 --                 --

                                                             MFS(R) MASSACHUSETTS
                                                               INVESTORS GROWTH   MFS(R) UTILITIES
                                                               STOCK PORTFOLIO         SERIES
                                                             -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......      $2,155,182         $1,640,096
Receivable for shares of the Portfolios sold................           1,216             18,621
Receivable for policy-related transactions..................              --                 --
                                                                  ----------         ----------
   Total assets.............................................       2,156,398          1,658,717
                                                                  ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --                 --
Payable for policy-related transactions.....................           1,216             18,621
                                                                  ----------         ----------
   Total liabilities........................................           1,216             18,621
                                                                  ----------         ----------
NET ASSETS..................................................      $2,155,182         $1,640,096
                                                                  ==========         ==========

NET ASSETS:
Accumulation unit values....................................      $2,155,093         $1,640,066
Retained by AXA Equitable in Separate Account FP............              89                 30
                                                                  ----------         ----------
TOTAL NET ASSETS............................................      $2,155,182         $1,640,096
                                                                  ==========         ==========

Investments in shares of the Portfolios, at cost............      $2,256,597         $2,066,680
The Portfolios shares held
   Common Shares............................................              --                 --
   Service Class............................................         132,872             65,213
   Service Shares...........................................              --                 --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                           MULTIMANAGER    MULTIMANAGER  MULTIMANAGER    MULTIMANAGER
                                                        AGGRESSIVE EQUITY*  CORE BOND*  MID CAP GROWTH* MID CAP VALUE*
                                                        ------------------ ------------ --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $400,975,919    $71,011,100    $30,608,639    $44,455,888
Receivable for shares of the Portfolios sold...........           9,408         89,628         11,644             --
Receivable for policy-related transactions.............              --             --             --          6,833
                                                           ------------    -----------    -----------    -----------
   Total assets........................................     400,985,327     71,100,728     30,620,283     44,462,721
                                                           ------------    -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --             --             --          6,833
Payable for policy-related transactions................         299,700         89,628         11,644             --
                                                           ------------    -----------    -----------    -----------
   Total liabilities...................................         299,700         89,628         11,644          6,833
                                                           ------------    -----------    -----------    -----------
NET ASSETS.............................................    $400,685,627    $71,011,100    $30,608,639    $44,455,888
                                                           ============    ===========    ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $400,059,046    $70,996,584    $30,514,873    $44,263,411
Accumulation nonunitized...............................         611,830             --             --             --
Retained by AXA Equitable in Separate Account FP.......          14,751         14,516         93,766        192,477
                                                           ------------    -----------    -----------    -----------
TOTAL NET ASSETS.......................................    $400,685,627    $71,011,100    $30,608,639    $44,455,888
                                                           ============    ===========    ===========    ===========

Investments in shares of the Portfolios, at cost.......    $218,322,203    $75,386,768    $33,964,315    $30,850,827
The Portfolios shares held
   Class A.............................................       8,156,098      2,140,974      1,270,632        734,952
   Class B.............................................         592,901      5,140,660      2,451,769      2,670,617
   Class II............................................              --             --             --             --

                                                                      NATURAL
                                                        MULTIMANAGER RESOURCES
                                                        TECHNOLOGY*  PORTFOLIO
                                                        ------------ ----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $87,587,374  $2,625,871
Receivable for shares of the Portfolios sold...........          --   1,153,484
Receivable for policy-related transactions.............      84,791          --
                                                        -----------  ----------
   Total assets........................................  87,672,165   3,779,355
                                                        -----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      84,791          --
Payable for policy-related transactions................          --   1,153,400
                                                        -----------  ----------
   Total liabilities...................................      84,791   1,153,400
                                                        -----------  ----------
NET ASSETS............................................. $87,587,374  $2,625,955
                                                        ===========  ==========

NET ASSETS:
Accumulation unit values............................... $87,531,101  $2,625,954
Accumulation nonunitized...............................          --          --
Retained by AXA Equitable in Separate Account FP.......      56,273           1
                                                        -----------  ----------
TOTAL NET ASSETS....................................... $87,587,374  $2,625,955
                                                        ===========  ==========

Investments in shares of the Portfolios, at cost....... $63,980,891  $2,932,818
The Portfolios shares held
   Class A.............................................     803,068          --
   Class B.............................................   3,662,304          --
   Class II............................................          --     125,101

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         PIMCO COMMODITY
                                                               REAL
                                                        RETURN(R) STRATEGY    PIMCO REAL      PIMCO TOTAL
                                                            PORTFOLIO      RETURN PORTFOLIO RETURN PORTFOLIO
                                                        ------------------ ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $ 8,075,775       $23,350,709      $63,431,545
Receivable for shares of the Portfolios sold...........             --            61,684          577,751
Receivable for policy-related transactions.............         17,794                --               --
                                                           -----------       -----------      -----------
   Total assets........................................      8,093,569        23,412,393       64,009,296
                                                           -----------       -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         17,794                --               --
Payable for policy-related transactions................             --            61,684          577,751
                                                           -----------       -----------      -----------
   Total liabilities...................................         17,794            61,684          577,751
                                                           -----------       -----------      -----------
NET ASSETS.............................................    $ 8,075,775       $23,350,709      $63,431,545
                                                           ===========       ===========      ===========

NET ASSETS:
Accumulation unit values...............................    $ 8,067,499       $23,346,047      $63,420,035
Retained by AXA Equitable in Separate Account FP.......          8,276             4,662           11,510
                                                           -----------       -----------      -----------
TOTAL NET ASSETS.......................................    $ 8,075,775       $23,350,709      $63,431,545
                                                           ===========       ===========      ===========

Investments in shares of the Portfolios, at cost.......    $13,502,938       $26,145,210      $67,700,917
The Portfolios shares held
   Class B.............................................             --                --               --
   Advisor Class.......................................      1,155,333         1,957,310        5,995,420
   Class II............................................             --                --               --


                                                        T. ROWE PRICE EQUITY   T. ROWE PRICE HEALTH   TARGET 2015
                                                        INCOME PORTFOLIO - II SCIENCES PORTFOLIO - II ALLOCATION*
                                                        --------------------- ----------------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $17,057,137            $5,989,898         $222,848
Receivable for shares of the Portfolios sold...........           53,896               375,867               --
Receivable for policy-related transactions.............               --                    --              195
                                                             -----------            ----------         --------
   Total assets........................................       17,111,033             6,365,765          223,043
                                                             -----------            ----------         --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........               --                    --              195
Payable for policy-related transactions................           53,896               375,867               --
                                                             -----------            ----------         --------
   Total liabilities...................................           53,896               375,867              195
                                                             -----------            ----------         --------
NET ASSETS.............................................      $17,057,137            $5,989,898         $222,848
                                                             ===========            ==========         ========

NET ASSETS:
Accumulation unit values...............................      $17,055,239            $5,985,838         $222,819
Retained by AXA Equitable in Separate Account FP.......            1,898                 4,060               29
                                                             -----------            ----------         --------
TOTAL NET ASSETS.......................................      $17,057,137            $5,989,898         $222,848
                                                             ===========            ==========         ========

Investments in shares of the Portfolios, at cost.......      $16,164,443            $6,188,800         $236,229
The Portfolios shares held
   Class B.............................................               --                    --           26,308
   Advisor Class.......................................               --                    --               --
   Class II............................................          638,127               159,010               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                           TEMPLETON
                                                        TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055    DEVELOPING
                                                        ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* MARKETS VIP FUND
                                                        ----------- ----------- ----------- ----------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,261,227   $863,923    $571,332     $45,587     $ 7,804,218
Receivable for shares of the Portfolios sold...........         --         --          --          --              --
Receivable for policy-related transactions.............      5,662      6,201       4,533          --           1,420
                                                        ----------   --------    --------     -------     -----------
   Total assets........................................  1,266,889    870,124     575,865      45,587       7,805,638
                                                        ----------   --------    --------     -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      5,662      6,201       4,526          --           1,420
Payable for policy-related transactions................         --         --          --          --              --
                                                        ----------   --------    --------     -------     -----------
   Total liabilities...................................      5,662      6,201       4,526          --           1,420
                                                        ----------   --------    --------     -------     -----------
NET ASSETS............................................. $1,261,227   $863,923    $571,339     $45,587     $ 7,804,218
                                                        ==========   ========    ========     =======     ===========

NET ASSETS:
Accumulation unit values............................... $1,261,184   $863,923    $571,339     $45,586     $ 7,804,142
Retained by AXA Equitable in Separate Account FP.......         43         --          --           1              76
                                                        ----------   --------    --------     -------     -----------
TOTAL NET ASSETS....................................... $1,261,227   $863,923    $571,339     $45,587     $ 7,804,218
                                                        ==========   ========    ========     =======     ===========

Investments in shares of the Portfolios, at cost....... $1,357,657   $916,978    $595,935     $46,180     $11,289,397
The Portfolios shares held
   Class B.............................................    133,933     90,401      60,674       4,935              --
   Class 2.............................................         --         --          --          --       1,234,845

                                                        TEMPLETON GLOBAL
                                                         BOND VIP FUND
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $42,461,283
Receivable for shares of the Portfolios sold...........       232,720
Receivable for policy-related transactions.............            --
                                                          -----------
   Total assets........................................    42,694,003
                                                          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................       232,720
                                                          -----------
   Total liabilities...................................       232,720
                                                          -----------
NET ASSETS.............................................   $42,461,283
                                                          ===========

NET ASSETS:
Accumulation unit values...............................   $42,461,100
Retained by AXA Equitable in Separate Account FP.......           183
                                                          -----------
TOTAL NET ASSETS.......................................   $42,461,283
                                                          ===========

Investments in shares of the Portfolios, at cost.......   $48,910,775
The Portfolios shares held
   Class B.............................................            --
   Class 2.............................................     2,687,423

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                           VANGUARD VARIABLE
                                                                                           INSURANCE FUND -
                                                           TEMPLETON    VAN ECK VIP GLOBAL   EQUITY INDEX
                                                        GROWTH VIP FUND  HARD ASSETS FUND      PORTFOLIO
                                                        --------------- ------------------ -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $4,512,983       $ 8,559,363        $7,903,607
Receivable for shares of the Portfolios sold...........          196                --                --
Receivable for policy-related transactions.............           --            26,338            33,233
                                                          ----------       -----------        ----------
   Total assets........................................    4,513,179         8,585,701         7,936,840
                                                          ----------       -----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --            26,338            33,233
Payable for policy-related transactions................          196                --                --
                                                          ----------       -----------        ----------
   Total liabilities...................................          196            26,338            33,233
                                                          ----------       -----------        ----------
NET ASSETS.............................................   $4,512,983       $ 8,559,363        $7,903,607
                                                          ==========       ===========        ==========

NET ASSETS:
Accumulation unit values...............................   $4,511,466       $ 8,558,874        $7,894,096
Retained by AXA Equitable in Separate Account FP.......        1,517               489             9,511
                                                          ----------       -----------        ----------
TOTAL NET ASSETS.......................................   $4,512,983       $ 8,559,363        $7,903,607
                                                          ==========       ===========        ==========

Investments in shares of the Portfolios, at cost.......   $5,019,684       $13,887,937        $6,713,034
The Portfolios shares held
   Class 2.............................................      338,813                --                --
   Class S Shares......................................           --           523,508                --
   Investor Share Class................................           --                --           237,702

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $  9.42        1
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $106.12       36
ALL ASSET AGGRESSIVE-ALT 25....................................  0.60%         B          $104.45        8
ALL ASSET AGGRESSIVE-ALT 25....................................  0.80%         B          $103.89       --
ALL ASSET AGGRESSIVE-ALT 25....................................  0.90%         B          $103.61        1

ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $  9.47        1
ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $131.08       95
ALL ASSET GROWTH-ALT 20........................................  0.60%         B          $126.67       37
ALL ASSET GROWTH-ALT 20........................................  0.80%         B          $125.22       --
ALL ASSET GROWTH-ALT 20........................................  0.90%         B          $124.51        3

ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $  9.52       85
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $103.48       45
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.60%         B          $101.84        4
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.80%         B          $101.30       --
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.90%         B          $101.03       --

AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $ 18.28       91
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $182.78       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.60%      CLASS II      $176.63       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.80%      CLASS II      $174.61       --
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.90%      CLASS II      $173.61        4

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $ 11.47       13
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $114.69       19
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.60%      CLASS 4       $112.88       10
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.80%      CLASS 4       $112.28       --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.90%      CLASS 4       $111.98        1

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $  9.49       84
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $ 94.90       35
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.60%      CLASS 4       $ 93.40       19
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.80%      CLASS 4       $ 92.91       --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.90%      CLASS 4       $ 92.66        1

AXA 400 MANAGED VOLATILITY.....................................  0.00%         B          $158.65       11
AXA 400 MANAGED VOLATILITY.....................................  0.60%         B          $153.31        9
AXA 400 MANAGED VOLATILITY.....................................  0.80%         B          $151.56       --
AXA 400 MANAGED VOLATILITY.....................................  0.90%         B          $150.69       --

AXA 500 MANAGED VOLATILITY.....................................  0.00%         B          $170.05       17
AXA 500 MANAGED VOLATILITY.....................................  0.60%         B          $164.32       16
AXA 500 MANAGED VOLATILITY.....................................  0.80%         B          $162.45       --
AXA 500 MANAGED VOLATILITY.....................................  0.90%         B          $161.52        1

AXA 2000 MANAGED VOLATILITY....................................  0.00%         B          $148.16        8
AXA 2000 MANAGED VOLATILITY....................................  0.60%         B          $143.17        7
AXA 2000 MANAGED VOLATILITY....................................  0.80%         B          $141.54       --
AXA 2000 MANAGED VOLATILITY....................................  0.90%         B          $140.73       --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $ 20.46        56
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $122.68        --
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $203.22       137
AXA AGGRESSIVE ALLOCATION..................  0.60%          A         $188.78       143
AXA AGGRESSIVE ALLOCATION..................  0.80%          A         $184.18         1
AXA AGGRESSIVE ALLOCATION..................  0.90%          A         $181.92         7
AXA AGGRESSIVE ALLOCATION..................  0.00%          B         $199.09       335
AXA AGGRESSIVE ALLOCATION..................  0.60%          B         $184.94        57

AXA BALANCED STRATEGY......................  0.00%          B         $139.85       173

AXA CONSERVATIVE ALLOCATION................  0.00%          A         $ 13.90       128
AXA CONSERVATIVE ALLOCATION................  0.00%          A         $124.74         5
AXA CONSERVATIVE ALLOCATION................  0.00%          A         $152.61        40
AXA CONSERVATIVE ALLOCATION................  0.60%          A         $141.77        89
AXA CONSERVATIVE ALLOCATION................  0.80%          A         $138.31        --
AXA CONSERVATIVE ALLOCATION................  0.90%          A         $136.61        22
AXA CONSERVATIVE ALLOCATION................  0.00%          B         $149.50        42
AXA CONSERVATIVE ALLOCATION................  0.60%          B         $138.87        19

AXA CONSERVATIVE GROWTH STRATEGY...........  0.00%          B         $133.74        41

AXA CONSERVATIVE STRATEGY..................  0.00%          B         $121.68        20

AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $ 15.58        56
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $125.25        --
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $164.89        33
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.60%          A         $153.17        69
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.80%          A         $149.44         1
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.90%          A         $147.61         5
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          B         $161.54        68
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.60%          B         $150.06        22

AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $ 21.91        17
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $309.95         1
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $499.04        56
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          B         $267.56       112
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.60%          B         $239.56       288
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.60%          B         $324.81        15
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.80%          B         $230.86         2
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.90%          B         $226.63        24

AXA GROWTH STRATEGY........................  0.00%          B         $152.84       279

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          A         $219.85        62
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.60%          A         $158.89         4
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          B         $142.49       128
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.60%          B         $128.73       199
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.80%          B         $124.93        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.90%          B         $122.52        18

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.00%          B         $113.69        10
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.60%          B         $109.86         6
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.80%          B         $108.60        --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $107.98         1

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $ 15.75        31
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $168.86         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $215.01        69
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          A         $153.56         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          B         $157.18       120
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          B         $153.60         6
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          B         $156.83       243
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.80%          B         $137.81         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.90%          B         $148.78        28

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          A         $ 23.69         3
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          A         $265.83        16
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.60%          A         $186.41        --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          B         $171.18        81
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.60%          B         $154.92        50
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.80%          B         $149.83        --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.90%          B         $147.35         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $ 26.45         9
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $258.87         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $340.73       114
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          A         $211.75        12
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          B         $325.20       108
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          B         $166.99        53
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          B         $290.64       491
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.80%          B         $279.91         6
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $274.69        37

AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $ 21.33         5
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $180.14         1
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $183.62       119
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $243.12       241
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          A         $168.81        15
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          A         $192.72       756
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.80%          A         $161.00        19
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.90%          A         $182.83       124
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          B         $181.24        91
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          B         $163.37         8
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          B         $190.23       554
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.90%          B         $180.46        --

AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $ 26.48        21
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $235.25         1
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $304.12        30
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $326.71       127
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $227.44         6
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $264.03        29
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $271.80       417
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.80%          A         $261.76         4
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.90%          A         $256.88        33
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          B         $302.82        39

AXA MODERATE ALLOCATION....................  0.00%          A         $ 16.40       177
AXA MODERATE ALLOCATION....................  0.00%          A         $123.39         9
AXA MODERATE ALLOCATION....................  0.00%          A         $353.24       235
AXA MODERATE ALLOCATION....................  0.60%          A         $761.12       805
AXA MODERATE ALLOCATION....................  0.80%          A         $245.25        12
AXA MODERATE ALLOCATION....................  0.90%          A         $309.81       174

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION...............  0.00%          B         $173.92        507
AXA MODERATE ALLOCATION...............  0.60%          B         $160.71        383

AXA MODERATE GROWTH STRATEGY..........  0.00%          B         $146.26        565

AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 18.36        214
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $124.34          4
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $193.73        465
AXA MODERATE-PLUS ALLOCATION..........  0.60%          A         $179.96        424
AXA MODERATE-PLUS ALLOCATION..........  0.80%          A         $175.57          4
AXA MODERATE-PLUS ALLOCATION..........  0.90%          A         $173.42         60
AXA MODERATE-PLUS ALLOCATION..........  0.00%          B         $189.77      1,035
AXA MODERATE-PLUS ALLOCATION..........  0.60%          B         $176.29        193

AXA/AB SMALL CAP GROWTH...............  0.00%          A         $ 30.42         60
AXA/AB SMALL CAP GROWTH...............  0.00%          A         $400.02         86
AXA/AB SMALL CAP GROWTH...............  0.60%          A         $357.50        223
AXA/AB SMALL CAP GROWTH...............  0.80%          A         $344.30          3
AXA/AB SMALL CAP GROWTH...............  0.90%          A         $337.88         27
AXA/AB SMALL CAP GROWTH...............  0.00%          B         $328.35         32
AXA/AB SMALL CAP GROWTH...............  0.60%          B         $264.94        189

AXA/LOOMIS SAYLES GROWTH..............  0.00%          A         $ 18.51          7
AXA/LOOMIS SAYLES GROWTH..............  0.00%          A         $197.33         10
AXA/LOOMIS SAYLES GROWTH..............  0.60%          A         $187.27         36
AXA/LOOMIS SAYLES GROWTH..............  0.80%          A         $184.01         --
AXA/LOOMIS SAYLES GROWTH..............  0.90%          A         $182.41          3
AXA/LOOMIS SAYLES GROWTH..............  0.00%          B         $240.98         50
AXA/LOOMIS SAYLES GROWTH..............  0.60%          B         $185.13         21

BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $ 13.06        146
BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $130.59         57

CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          A         $ 14.00         31
CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          A         $227.86        103
CHARTER/SM/ MULTI-SECTOR BOND.........  0.60%          A         $382.35        107
CHARTER/SM/ MULTI-SECTOR BOND.........  0.80%          A         $151.14          3
CHARTER/SM/ MULTI-SECTOR BOND.........  0.90%          A         $224.83         21
CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          B         $137.83         39
CHARTER/SM/ MULTI-SECTOR BOND.........  0.60%          B         $107.68         97

CHARTER/SM/ SMALL CAP GROWTH..........  0.00%          B         $121.52          1
CHARTER/SM/ SMALL CAP GROWTH..........  0.00%          B         $178.20         44
CHARTER/SM/ SMALL CAP GROWTH..........  0.60%          B         $115.37         26
CHARTER/SM/ SMALL CAP GROWTH..........  0.80%          B         $113.38         --
CHARTER/SM/ SMALL CAP GROWTH..........  0.90%          B         $112.40          1

CHARTER/SM/ SMALL CAP VALUE...........  0.00%          A         $241.60         43
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          A         $224.44          5
CHARTER/SM/ SMALL CAP VALUE...........  0.00%          B         $253.43         18
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          B         $223.82          2
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          B         $229.88         38
CHARTER/SM/ SMALL CAP VALUE...........  0.80%          B         $222.21         --
CHARTER/SM/ SMALL CAP VALUE...........  0.90%          B         $218.07         --
CHARTER/SM/ SMALL CAP VALUE...........  0.90%          B         $218.57          3

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $ 23.55        132
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $220.00          4

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY..  0.00%          A        $  307.19      101
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          A        $  285.38        5
EQ/BLACKROCK BASIC VALUE EQUITY..  0.00%          B        $  404.30      124
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          B        $  236.30       28
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          B        $  361.34      256
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B        $  348.00        3
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B        $  341.52       25

EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          A        $  143.34        4
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          A        $  136.03       27
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          A        $  133.66       --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          A        $  132.50        2
EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          B        $  197.51       58
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          B        $  134.44       21

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          A        $  258.91        1
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          B        $  162.21        5
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.60%          B        $  146.98        6
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.80%          B        $  142.20       --
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.90%          B        $  139.88       --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $   27.70       17
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $  240.00        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $  326.03       39
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          A        $  206.84        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          B        $  247.65       45
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          B        $  224.46      340
EQ/CAPITAL GUARDIAN RESEARCH.....  0.80%          B        $  217.19        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B        $  213.65       29

EQ/COMMON STOCK INDEX............  0.00%          A        $   25.92      115
EQ/COMMON STOCK INDEX............  0.00%          A        $  534.69      383
EQ/COMMON STOCK INDEX............  0.60%          A        $1,357.39      752
EQ/COMMON STOCK INDEX............  0.80%          A        $  325.95       36
EQ/COMMON STOCK INDEX............  0.90%          A        $  554.08      162
EQ/COMMON STOCK INDEX............  0.00%          B        $  166.98      228
EQ/COMMON STOCK INDEX............  0.60%          B        $  182.07      788

EQ/CORE BOND INDEX...............  0.00%          A        $  133.51      126
EQ/CORE BOND INDEX...............  0.00%          A        $  139.54        4
EQ/CORE BOND INDEX...............  0.60%          A        $  131.55        3
EQ/CORE BOND INDEX...............  0.60%          A        $  157.26       64
EQ/CORE BOND INDEX...............  0.80%          A        $  124.62       --
EQ/CORE BOND INDEX...............  0.90%          A        $  122.87       10
EQ/CORE BOND INDEX...............  0.00%          B        $  138.72       77
EQ/CORE BOND INDEX...............  0.60%          B        $  153.67       12
EQ/CORE BOND INDEX...............  0.60%          B        $  156.34       68

EQ/EQUITY 500 INDEX..............  0.00%          A        $   25.27      491
EQ/EQUITY 500 INDEX..............  0.00%          A        $  607.76      328
EQ/EQUITY 500 INDEX..............  0.60%          A        $  538.51      484
EQ/EQUITY 500 INDEX..............  0.80%          A        $  362.98       10
EQ/EQUITY 500 INDEX..............  0.90%          A        $  504.12       86
EQ/EQUITY 500 INDEX..............  0.00%          B        $  183.95      539
EQ/EQUITY 500 INDEX..............  0.60%          B        $  171.99      534

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $ 13.04         17
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $130.42          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $134.16         16
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $167.33         35
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.60%          B         $127.32         40
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.80%          B         $125.10         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $124.01          5

EQ/GAMCO SMALL COMPANY VALUE......  0.00%          A         $ 17.50        144
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          A         $175.04         12
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $201.08         16
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $307.85        266
EQ/GAMCO SMALL COMPANY VALUE......  0.60%          B         $190.82        262
EQ/GAMCO SMALL COMPANY VALUE......  0.80%          B         $187.51          1
EQ/GAMCO SMALL COMPANY VALUE......  0.90%          B         $185.87         21

EQ/GLOBAL BOND PLUS...............  0.00%          A         $ 12.00         29
EQ/GLOBAL BOND PLUS...............  0.00%          A         $137.20         26
EQ/GLOBAL BOND PLUS...............  0.60%          A         $121.93         30
EQ/GLOBAL BOND PLUS...............  0.80%          A         $119.81         --
EQ/GLOBAL BOND PLUS...............  0.90%          A         $118.77          8
EQ/GLOBAL BOND PLUS...............  0.00%          B         $130.75         45
EQ/GLOBAL BOND PLUS...............  0.60%          B         $120.50         21

EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          A         $ 11.21         50
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          A         $233.88        174
EQ/INTERMEDIATE GOVERNMENT BOND...  0.60%          A         $252.20         83
EQ/INTERMEDIATE GOVERNMENT BOND...  0.80%          A         $178.41          1
EQ/INTERMEDIATE GOVERNMENT BOND...  0.90%          A         $201.98         15
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          B         $123.26          3
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          B         $167.94         25
EQ/INTERMEDIATE GOVERNMENT BOND...  0.60%          B         $151.91         92

EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          A         $ 16.12        131
EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          A         $186.71        219
EQ/INTERNATIONAL EQUITY INDEX.....  0.60%          A         $164.79      1,046
EQ/INTERNATIONAL EQUITY INDEX.....  0.80%          A         $133.92          9
EQ/INTERNATIONAL EQUITY INDEX.....  0.90%          A         $154.77        101
EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          B         $127.47        152
EQ/INTERNATIONAL EQUITY INDEX.....  0.60%          B         $122.39        272
EQ/INTERNATIONAL EQUITY INDEX.....  0.90%          B         $113.94         --

EQ/INVESCO COMSTOCK...............  0.00%          A         $  9.72         10
EQ/INVESCO COMSTOCK...............  0.00%          A         $139.54         43
EQ/INVESCO COMSTOCK...............  0.60%          A         $132.42         39
EQ/INVESCO COMSTOCK...............  0.80%          A         $130.12         --
EQ/INVESCO COMSTOCK...............  0.90%          A         $128.99          8
EQ/INVESCO COMSTOCK...............  0.00%          B         $177.64         52
EQ/INVESCO COMSTOCK...............  0.60%          B         $130.81         19

EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $ 25.46         25
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $222.31         --
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $289.59          5
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          B         $270.42         34
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.60%          B         $169.61          9
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.60%          B         $241.68         66

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES..  0.80%          B         $232.76         1
EQ/JPMORGAN VALUE OPPORTUNITIES..  0.90%          B         $228.43        11

EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $ 30.66        29
EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $273.76         2
EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $329.10        45
EQ/LARGE CAP GROWTH INDEX........  0.60%          A         $220.46         1
EQ/LARGE CAP GROWTH INDEX........  0.00%          B         $163.77       124
EQ/LARGE CAP GROWTH INDEX........  0.60%          B         $148.21       608
EQ/LARGE CAP GROWTH INDEX........  0.80%          B         $143.34         6
EQ/LARGE CAP GROWTH INDEX........  0.90%          B         $140.97        26

EQ/LARGE CAP VALUE INDEX.........  0.00%          A         $ 90.64        41
EQ/LARGE CAP VALUE INDEX.........  0.60%          A         $ 86.01        43
EQ/LARGE CAP VALUE INDEX.........  0.80%          A         $ 84.52        --
EQ/LARGE CAP VALUE INDEX.........  0.90%          A         $ 83.78        30
EQ/LARGE CAP VALUE INDEX.........  0.00%          B         $104.41        70
EQ/LARGE CAP VALUE INDEX.........  0.60%          B         $ 85.02        27

EQ/MFS INTERNATIONAL GROWTH......  0.00%          B         $115.61        72
EQ/MFS INTERNATIONAL GROWTH......  0.00%          B         $184.50        80
EQ/MFS INTERNATIONAL GROWTH......  0.60%          B         $109.72       112
EQ/MFS INTERNATIONAL GROWTH......  0.80%          B         $107.81        --
EQ/MFS INTERNATIONAL GROWTH......  0.90%          B         $106.87        21

EQ/MID CAP INDEX.................  0.00%          A         $ 28.88        59
EQ/MID CAP INDEX.................  0.00%          A         $223.26         1
EQ/MID CAP INDEX.................  0.00%          A         $330.36        78
EQ/MID CAP INDEX.................  0.60%          A         $227.90         3
EQ/MID CAP INDEX.................  0.00%          B         $211.01       116
EQ/MID CAP INDEX.................  0.60%          B         $192.41       284
EQ/MID CAP INDEX.................  0.80%          B         $186.55         2
EQ/MID CAP INDEX.................  0.90%          B         $183.70        17

EQ/MONEY MARKET..................  0.00%          A         $ 10.00        72
EQ/MONEY MARKET..................  0.00%          A         $ 10.04       874
EQ/MONEY MARKET..................  0.00%          A         $172.07       212
EQ/MONEY MARKET..................  0.60%          A         $242.92       272
EQ/MONEY MARKET..................  0.80%          A         $136.64         2
EQ/MONEY MARKET..................  0.90%          A         $150.92        27
EQ/MONEY MARKET..................  0.00%          B         $131.49       158
EQ/MONEY MARKET..................  0.60%          B         $124.42       185

EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          A         $164.82        45
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          A         $156.41        78
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          A         $153.69         1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          A         $152.35         5
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          B         $238.53        69
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          B         $154.57        36

EQ/PIMCO ULTRA SHORT BOND........  0.00%          A         $115.56        59
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $ 99.83         3
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $109.66        73
EQ/PIMCO ULTRA SHORT BOND........  0.80%          A         $107.76        --
EQ/PIMCO ULTRA SHORT BOND........  0.90%          A         $106.82        10
EQ/PIMCO ULTRA SHORT BOND........  0.00%          B         $118.43        91
EQ/PIMCO ULTRA SHORT BOND........  0.60%          B         $109.08        62

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
EQ/QUALITY BOND PLUS............................  0.00%          A         $ 12.12        37
EQ/QUALITY BOND PLUS............................  0.00%          A         $250.53        58
EQ/QUALITY BOND PLUS............................  0.60%          A         $206.72       102
EQ/QUALITY BOND PLUS............................  0.80%          A         $187.97         1
EQ/QUALITY BOND PLUS............................  0.90%          A         $193.27        10
EQ/QUALITY BOND PLUS............................  0.00%          B         $169.05        35
EQ/QUALITY BOND PLUS............................  0.60%          B         $152.67        97

EQ/SMALL COMPANY INDEX..........................  0.00%          A         $ 25.33        48
EQ/SMALL COMPANY INDEX..........................  0.00%          A         $150.41         1
EQ/SMALL COMPANY INDEX..........................  0.00%          A         $375.73        53
EQ/SMALL COMPANY INDEX..........................  0.60%          A         $238.69         9
EQ/SMALL COMPANY INDEX..........................  0.60%          A         $307.90        57
EQ/SMALL COMPANY INDEX..........................  0.80%          A         $298.43        --
EQ/SMALL COMPANY INDEX..........................  0.90%          A         $294.64         7
EQ/SMALL COMPANY INDEX..........................  0.00%          B         $272.79        74
EQ/SMALL COMPANY INDEX..........................  0.60%          B         $267.98         1
EQ/SMALL COMPANY INDEX..........................  0.60%          B         $271.46        29
EQ/SMALL COMPANY INDEX..........................  0.90%          B         $257.52        --

EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 32.65       123
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $187.99        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $188.38        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          A         $178.59         2
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $185.62        40
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $220.65       124
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          B         $176.35       236
EQ/T. ROWE PRICE GROWTH STOCK...................  0.80%          B         $173.35         1
EQ/T. ROWE PRICE GROWTH STOCK...................  0.90%          B         $171.87        15

EQ/UBS GROWTH & INCOME..........................  0.00%          B         $144.50         3
EQ/UBS GROWTH & INCOME..........................  0.00%          B         $207.72        24
EQ/UBS GROWTH & INCOME..........................  0.60%          B         $137.13        44
EQ/UBS GROWTH & INCOME..........................  0.80%          B         $134.74        --
EQ/UBS GROWTH & INCOME..........................  0.90%          B         $133.57         4

EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $ 28.11       101
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $264.55        --
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $372.96        23
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          B         $213.39       165
EQ/WELLS FARGO OMEGA GROWTH.....................  0.60%          B         $187.41       187
EQ/WELLS FARGO OMEGA GROWTH.....................  0.80%          B         $187.14         1
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $184.08        11

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 21.71        10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $224.46         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 26.76       111
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $176.98       110
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $335.66        25
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.60%   SERVICE CLASS 2  $171.02       320
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.80%   SERVICE CLASS 2  $169.07        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.90%   SERVICE CLASS 2  $168.10         4

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 23.29        28
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $247.63         2

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 10.03        64
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.  0.00%   SERVICE CLASS 2  $100.30         3

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 24.84        40
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $179.47        15
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $243.82         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.60%   SERVICE CLASS 2  $173.43        18
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.90%   SERVICE CLASS 2  $170.47         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 20.71        60
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $215.48        10

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $ 14.91       376
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $163.80         9

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 27.06        73
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $164.04        50
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $431.25        11
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.60%   SERVICE CLASS 2  $158.52        35
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $156.71        --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $155.81         2

FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $ 29.42         8
FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $266.25         4

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $ 32.20         3
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $330.17         1

FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $ 15.21        36
FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $152.09        41
FRANKLIN MUTUAL SHARES VIP FUND...................  0.60%       CLASS 2      $146.97        18
FRANKLIN MUTUAL SHARES VIP FUND...................  0.80%       CLASS 2      $145.29        --
FRANKLIN MUTUAL SHARES VIP FUND...................  0.90%       CLASS 2      $144.46         7

FRANKLIN RISING DIVIDENDS VIP FUND................  0.00%       CLASS 2      $174.89       133
FRANKLIN RISING DIVIDENDS VIP FUND................  0.60%       CLASS 2      $169.00       150
FRANKLIN RISING DIVIDENDS VIP FUND................  0.80%       CLASS 2      $167.07        --
FRANKLIN RISING DIVIDENDS VIP FUND................  0.90%       CLASS 2      $166.12         5

FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $ 15.44        92
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $154.43        12
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.60%       CLASS 2      $149.22        13
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.80%       CLASS 2      $147.52        --
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.90%       CLASS 2      $146.68         1

FRANKLIN STRATEGIC INCOME VIP FUND................  0.00%       CLASS 2      $123.13       139
FRANKLIN STRATEGIC INCOME VIP FUND................  0.60%       CLASS 2      $118.99        87
FRANKLIN STRATEGIC INCOME VIP FUND................  0.80%       CLASS 2      $117.63        --
FRANKLIN STRATEGIC INCOME VIP FUND................  0.90%       CLASS 2      $116.96        14

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.00%   SERVICE SHARES   $162.70        39
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.60%   SERVICE SHARES   $157.21        23
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $155.42        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $154.53         1

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $ 16.37       127
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $163.68         9

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.00%      SERIES II     $ 15.31       132
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.00%      SERIES II     $153.07       126

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.60%     SERIES II      $147.91        69
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.90%     SERIES II      $145.39         8

INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.00%     SERIES II      $ 13.70       243
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.00%     SERIES II      $136.96       124
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.60%     SERIES II      $132.34        72
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.90%     SERIES II      $130.09         5

INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.00%     SERIES II      $ 13.93         8
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.00%     SERIES II      $139.29        11
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.60%     SERIES II      $134.59        10
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.80%     SERIES II      $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.90%     SERIES II      $132.30        --

INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $ 16.25         8
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $162.53        17
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.60%     SERIES II      $157.06         9
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.80%     SERIES II      $155.27        --
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.90%     SERIES II      $154.38        --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $ 16.09        24
IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $160.95         1

IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $  9.39        57
IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $ 93.87        77
IVY FUNDS VIP ENERGY................................  0.60%   COMMON SHARES    $ 90.71        59
IVY FUNDS VIP ENERGY................................  0.80%   COMMON SHARES    $ 89.67        --
IVY FUNDS VIP ENERGY................................  0.90%   COMMON SHARES    $ 89.16        13

IVY FUNDS VIP HIGH INCOME...........................  0.00%   COMMON SHARES    $  9.86       179
IVY FUNDS VIP HIGH INCOME...........................  0.00%   COMMON SHARES    $ 98.63       122
IVY FUNDS VIP HIGH INCOME...........................  0.60%   COMMON SHARES    $ 97.07        64
IVY FUNDS VIP HIGH INCOME...........................  0.80%   COMMON SHARES    $ 96.56        --
IVY FUNDS VIP HIGH INCOME...........................  0.90%   COMMON SHARES    $ 96.30         4

IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $ 17.27       115
IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $172.66        76
IVY FUNDS VIP MID CAP GROWTH........................  0.60%   COMMON SHARES    $166.85        73
IVY FUNDS VIP MID CAP GROWTH........................  0.80%   COMMON SHARES    $164.94        --
IVY FUNDS VIP MID CAP GROWTH........................  0.90%   COMMON SHARES    $164.00         5

IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $ 19.92        66
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $132.86        73
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $199.21        18
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.60%   COMMON SHARES    $130.76        86
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.80%   COMMON SHARES    $130.06        --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.90%   COMMON SHARES    $129.71         5

IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $ 15.84        20
IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $158.38        27
IVY FUNDS VIP SMALL CAP GROWTH......................  0.60%   COMMON SHARES    $153.04        26
IVY FUNDS VIP SMALL CAP GROWTH......................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH......................  0.90%   COMMON SHARES    $150.43         2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $  8.59       158
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $ 85.89       288

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.60%   SERVICE SHARES  $   83.00      145
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.80%   SERVICE SHARES  $   82.05       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.90%   SERVICE SHARES  $   81.58       11

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.00%   SERVICE CLASS   $   16.70      197
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.00%   SERVICE CLASS   $  166.99      233
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.60%   SERVICE CLASS   $  161.36      156
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.80%   SERVICE CLASS   $  159.52       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.90%   SERVICE CLASS   $  158.61       14

MFS(R) INVESTORS TRUST SERIES.........................  0.00%   SERVICE CLASS   $  173.66        7
MFS(R) INVESTORS TRUST SERIES.........................  0.60%   SERVICE CLASS   $  167.81        6
MFS(R) INVESTORS TRUST SERIES.........................  0.80%   SERVICE CLASS   $  165.90       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.00%   SERVICE CLASS   $  178.35        6
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.60%   SERVICE CLASS   $  172.34        7
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.80%   SERVICE CLASS   $  170.38       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.90%   SERVICE CLASS   $  169.40       --

MFS(R) UTILITIES SERIES...............................  0.00%   SERVICE CLASS   $   15.48       76
MFS(R) UTILITIES SERIES...............................  0.00%   SERVICE CLASS   $  154.79        3

MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $   27.85       14
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $  157.58       --
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $  289.86      159
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         A         $  219.42        4
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         A         $1,114.42      269
MULTIMANAGER AGGRESSIVE EQUITY........................  0.80%         A         $  162.61       17
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%         A         $  290.74       79
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         B         $  147.63       53
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         B         $  134.13      141

MULTIMANAGER CORE BOND................................  0.00%         A         $   13.56       39
MULTIMANAGER CORE BOND................................  0.00%         A         $  160.01        3
MULTIMANAGER CORE BOND................................  0.00%         A         $  169.33      110
MULTIMANAGER CORE BOND................................  0.60%         A         $  164.16        7
MULTIMANAGER CORE BOND................................  0.00%         B         $  174.54       97
MULTIMANAGER CORE BOND................................  0.60%         B         $  160.44      190
MULTIMANAGER CORE BOND................................  0.80%         B         $  155.98       --
MULTIMANAGER CORE BOND................................  0.90%         B         $  153.79       17

MULTIMANAGER MID CAP GROWTH...........................  0.00%         A         $  358.68       30
MULTIMANAGER MID CAP GROWTH...........................  0.60%         A         $  201.54        1
MULTIMANAGER MID CAP GROWTH...........................  0.00%         B         $  316.79       11
MULTIMANAGER MID CAP GROWTH...........................  0.60%         B         $  187.99       78
MULTIMANAGER MID CAP GROWTH...........................  0.80%         B         $  286.10       --
MULTIMANAGER MID CAP GROWTH...........................  0.90%         B         $  180.20        8

MULTIMANAGER MID CAP VALUE............................  0.00%         A         $   26.41       12
MULTIMANAGER MID CAP VALUE............................  0.00%         A         $  232.33        2
MULTIMANAGER MID CAP VALUE............................  0.00%         A         $  352.93       25
MULTIMANAGER MID CAP VALUE............................  0.60%         A         $  215.41        1
MULTIMANAGER MID CAP VALUE............................  0.00%         B         $  231.18       28
MULTIMANAGER MID CAP VALUE............................  0.60%         B         $  212.50      122
MULTIMANAGER MID CAP VALUE............................  0.80%         B         $  206.58       --
MULTIMANAGER MID CAP VALUE............................  0.90%         B         $  203.69       11

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY.........................  0.00%          A         $ 33.38        10
MULTIMANAGER TECHNOLOGY.........................  0.00%          A         $466.60        32
MULTIMANAGER TECHNOLOGY.........................  0.60%          A         $239.90         3
MULTIMANAGER TECHNOLOGY.........................  0.00%          B         $379.34        41
MULTIMANAGER TECHNOLOGY.........................  0.60%          B         $214.93       248
MULTIMANAGER TECHNOLOGY.........................  0.80%          B         $342.59         1
MULTIMANAGER TECHNOLOGY.........................  0.90%          B         $206.03        11

NATURAL RESOURCES PORTFOLIO.....................  0.00%      CLASS II      $ 12.68        44
NATURAL RESOURCES PORTFOLIO.....................  0.00%      CLASS II      $ 49.32        42

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.00%    ADVISOR CLASS   $ 62.19        91
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.60%    ADVISOR CLASS   $ 60.10        33
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.80%    ADVISOR CLASS   $ 59.41        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.90%    ADVISOR CLASS   $ 59.07         8

PIMCO REAL RETURN PORTFOLIO.....................  0.00%    ADVISOR CLASS   $ 11.57        80
PIMCO REAL RETURN PORTFOLIO.....................  0.00%    ADVISOR CLASS   $115.70       131
PIMCO REAL RETURN PORTFOLIO.....................  0.60%    ADVISOR CLASS   $111.81        60
PIMCO REAL RETURN PORTFOLIO.....................  0.80%    ADVISOR CLASS   $110.53        --
PIMCO REAL RETURN PORTFOLIO.....................  0.90%    ADVISOR CLASS   $109.90         5

PIMCO TOTAL RETURN PORTFOLIO....................  0.00%    ADVISOR CLASS   $ 12.14       283
PIMCO TOTAL RETURN PORTFOLIO....................  0.00%    ADVISOR CLASS   $121.43       291
PIMCO TOTAL RETURN PORTFOLIO....................  0.60%    ADVISOR CLASS   $117.34       187
PIMCO TOTAL RETURN PORTFOLIO....................  0.80%    ADVISOR CLASS   $116.00         1
PIMCO TOTAL RETURN PORTFOLIO....................  0.90%    ADVISOR CLASS   $115.34        23

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.00%      CLASS II      $152.88        44
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.60%      CLASS II      $147.73        68
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.80%      CLASS II      $146.05        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.90%      CLASS II      $145.21         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......  0.00%      CLASS II      $ 34.22        74
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......  0.00%      CLASS II      $342.16        10

TARGET 2015 ALLOCATION..........................  0.00%          B         $ 17.06        12
TARGET 2015 ALLOCATION..........................  0.00%          B         $134.09        --

TARGET 2025 ALLOCATION..........................  0.00%          B         $ 18.68        45
TARGET 2025 ALLOCATION..........................  0.00%          B         $ 94.18        --
TARGET 2025 ALLOCATION..........................  0.00%          B         $138.98         1
TARGET 2025 ALLOCATION..........................  0.60%          B         $ 93.80         3

TARGET 2035 ALLOCATION..........................  0.00%          B         $ 19.81        21
TARGET 2035 ALLOCATION..........................  0.00%          B         $ 93.85         1
TARGET 2035 ALLOCATION..........................  0.00%          B         $141.87         2
TARGET 2035 ALLOCATION..........................  0.60%          B         $ 93.47        --

TARGET 2045 ALLOCATION..........................  0.00%          B         $ 20.78        14
TARGET 2045 ALLOCATION..........................  0.00%          B         $ 93.31         1
TARGET 2045 ALLOCATION..........................  0.00%          B         $142.67         1
TARGET 2045 ALLOCATION..........................  0.60%          B         $ 92.93        --

TARGET 2055 ALLOCATION..........................  0.00%          B         $ 93.79        --

TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.00%       CLASS 2      $ 78.96        62
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.60%       CLASS 2      $ 76.30        36
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.80%       CLASS 2      $ 75.43        --
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.90%       CLASS 2      $ 74.99         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                           UNITS
                                               CONTRACT                                 OUTSTANDING
                                               CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                               -------- -------------------- ---------- -----------
TEMPLETON GLOBAL BOND VIP FUND................  0.00%         CLASS 2         $ 11.88       186
TEMPLETON GLOBAL BOND VIP FUND................  0.00%         CLASS 2         $118.80       217
TEMPLETON GLOBAL BOND VIP FUND................  0.60%         CLASS 2         $114.80       114
TEMPLETON GLOBAL BOND VIP FUND................  0.80%         CLASS 2         $113.49        --
TEMPLETON GLOBAL BOND VIP FUND................  0.90%         CLASS 2         $112.84        12

TEMPLETON GROWTH VIP FUND.....................  0.00%         CLASS 2         $139.77        17
TEMPLETON GROWTH VIP FUND.....................  0.60%         CLASS 2         $135.06        14
TEMPLETON GROWTH VIP FUND.....................  0.80%         CLASS 2         $133.52        --
TEMPLETON GROWTH VIP FUND.....................  0.90%         CLASS 2         $132.75         2

VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.00%      CLASS S SHARES     $ 59.42        88
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.60%      CLASS S SHARES     $ 57.41        55
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.80%      CLASS S SHARES     $ 56.76        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.90%      CLASS S SHARES     $ 56.43         4

VANGUARD VARIABLE INSURANCE FUND-EQUITY INDEX
 PORTFOLIO....................................  0.60%   INVESTOR SHARE CLASS  $212.51        37

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                           ALL ASSET
                                                                   ALL ASSET   ALL ASSET   MODERATE   AMERICAN CENTURY
                                                                  AGGRESSIVE-   GROWTH-     GROWTH-      VP MID CAP
                                                                    ALT 25*     ALT 20*     ALT 15*      VALUE FUND
                                                                  ----------- -----------  ---------  ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................................  $  36,493  $   151,343  $  48,053    $   505,173
 Expenses:
   Asset-based charges...........................................      5,581       35,022      2,754        102,180
                                                                   ---------  -----------  ---------    -----------

NET INVESTMENT INCOME (LOSS).....................................     30,912      116,321     45,299        402,993
                                                                   ---------  -----------  ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments.......................    (28,181)     135,371    (31,472)     1,369,743
   Net realized gain distribution from the Portfolios............     70,028      508,235     43,360      1,497,565
                                                                   ---------  -----------  ---------    -----------
 Net realized gain (loss) on investments.........................     41,847      643,606     11,888      2,867,308
                                                                   ---------  -----------  ---------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments...................................................   (296,469)  (1,467,945)  (279,742)    (3,905,191)
                                                                   ---------  -----------  ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...........   (254,622)    (824,339)  (267,854)    (1,037,883)
                                                                   ---------  -----------  ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..  $(223,710) $  (708,018) $(222,555)   $  (634,890)
                                                                   =========  ===========  =========    ===========

                                                                    AMERICAN FUNDS
                                                                  INSURANCE SERIES(R) AMERICAN FUNDS
                                                                     GLOBAL SMALL       INSURANCE
                                                                    CAPITALIZATION    SERIES(R) NEW
                                                                       FUND/SM/       WORLD FUND(R)
                                                                  ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................................      $      --        $  28,522
 Expenses:
   Asset-based charges...........................................          6,438           10,337
                                                                       ---------        ---------

NET INVESTMENT INCOME (LOSS).....................................         (6,438)          18,185
                                                                       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments.......................        (17,757)        (195,660)
   Net realized gain distribution from the Portfolios............        210,196          272,800
                                                                       ---------        ---------
 Net realized gain (loss) on investments.........................        192,439           77,140
                                                                       ---------        ---------

 Net change in unrealized appreciation (depreciation) of
   investments...................................................       (335,896)        (328,097)
                                                                       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...........       (143,457)        (250,957)
                                                                       ---------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..      $(149,895)       $(232,772)
                                                                       =========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               AXA 400     AXA 500    AXA 2000
                                                               MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED
                                                             VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*
                                                             ----------- ----------- ----------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  18,196   $  54,377   $   9,611   $  1,332,902   $ 239,438
 Expenses:
   Asset-based charges......................................      9,584      19,276       7,990        258,437          --
                                                              ---------   ---------   ---------   ------------   ---------

NET INVESTMENT INCOME (LOSS)................................      8,612      35,101       1,621      1,074,465     239,438
                                                              ---------   ---------   ---------   ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    100,811     256,471      50,059      3,227,929      92,581
   Net realized gain distribution from the Portfolios.......    174,975     102,879      97,061      8,610,352     184,613
                                                              ---------   ---------   ---------   ------------   ---------
 Net realized gain (loss) on investments....................    275,786     359,350     147,120     11,838,281     277,194
                                                              ---------   ---------   ---------   ------------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (419,615)   (417,425)   (287,236)   (15,516,589)   (700,010)
                                                              ---------   ---------   ---------   ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (143,829)    (58,075)   (140,116)    (3,678,308)   (422,816)
                                                              ---------   ---------   ---------   ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(135,217)  $ (22,974)  $(138,495)  $ (2,603,843)  $(183,378)
                                                              =========   =========   =========   ============   =========

                                                             AXA CONSERVATIVE
                                                               ALLOCATION*
                                                             ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $ 277,588
 Expenses:
   Asset-based charges......................................      131,479
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................      146,109
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (68,259)
   Net realized gain distribution from the Portfolios.......      590,146
                                                                ---------
 Net realized gain (loss) on investments....................      521,887
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (845,099)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (323,212)
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $(177,103)
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     AXA
                                                                     AXA             AXA             AXA        GLOBAL EQUITY
                                                             CONSERVATIVE GROWTH CONSERVATIVE CONSERVATIVE-PLUS    MANAGED
                                                                  STRATEGY*       STRATEGY*      ALLOCATION*     VOLATILITY*
                                                             ------------------- ------------ ----------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $  52,826        $ 19,856      $   274,481     $ 1,316,994
 Expenses:
   Asset-based charges......................................             --              --           95,558         547,468
                                                                  ---------        --------      -----------     -----------

NET INVESTMENT INCOME (LOSS)................................         52,826          19,856          178,923         769,526
                                                                  ---------        --------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         63,401           6,493          207,715       2,541,805
   Net realized gain distribution from the Portfolios.......         37,542           3,134        1,155,361              --
                                                                  ---------        --------      -----------     -----------
 Net realized gain (loss) on investments....................        100,943           9,627        1,363,076       2,541,805
                                                                  ---------        --------      -----------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       (186,131)        (37,547)      (1,830,737)     (6,051,699)
                                                                  ---------        --------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        (85,188)        (27,920)        (467,661)     (3,509,894)
                                                                  ---------        --------      -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $ (32,362)       $ (8,064)     $  (288,738)    $(2,740,368)
                                                                  =========        ========      ===========     ===========

                                                                                 AXA
                                                                 AXA      INTERNATIONAL CORE
                                                               GROWTH          MANAGED
                                                              STRATEGY*      VOLATILITY*
                                                             -----------  ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   483,356     $    38,862
 Expenses:
   Asset-based charges......................................          --         207,627
                                                             -----------     -----------

NET INVESTMENT INCOME (LOSS)................................     483,356        (168,765)
                                                             -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     249,339         825,718
   Net realized gain distribution from the Portfolios.......     419,171              --
                                                             -----------     -----------
 Net realized gain (loss) on investments....................     668,510         825,718
                                                             -----------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,644,100)     (3,571,482)
                                                             -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (975,590)     (2,745,764)
                                                             -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (492,234)    $(2,914,529)
                                                             ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  AXA           AXA           AXA             AXA
                                                             INTERNATIONAL INTERNATIONAL LARGE CAP CORE LARGE CAP GROWTH
                                                                MANAGED    VALUE MANAGED    MANAGED         MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*     VOLATILITY*
                                                             ------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $     782    $    86,801   $   254,605     $    707,284
 Expenses:
   Asset-based charges......................................       4,869        311,041        54,048        1,082,185
                                                               ---------    -----------   -----------     ------------

NET INVESTMENT INCOME (LOSS)................................      (4,087)      (224,240)      200,557         (374,901)
                                                               ---------    -----------   -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (3,014)        22,639       879,622       14,304,482
   Net realized gain distribution from the Portfolios.......      57,917             --       392,314       10,727,031
                                                               ---------    -----------   -----------     ------------
 Net realized gain (loss) on investments....................      54,903         22,639     1,271,936       25,031,513
                                                               ---------    -----------   -----------     ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (122,244)    (2,468,388)   (1,398,547)     (15,570,393)
                                                               ---------    -----------   -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (67,341)    (2,445,749)     (126,611)       9,461,120
                                                               ---------    -----------   -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (71,428)   $(2,669,989)  $    73,946     $  9,086,219
                                                               =========    ===========   ===========     ============

                                                                   AXA            AXA
                                                             LARGE CAP VALUE MID CAP VALUE
                                                                 MANAGED        MANAGED
                                                               VOLATILITY*    VOLATILITY*
                                                             --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  6,395,049   $  1,591,069
 Expenses:
   Asset-based charges......................................     1,898,522        901,219
                                                              ------------   ------------

NET INVESTMENT INCOME (LOSS)................................     4,496,527        689,850
                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     3,031,387     10,016,316
   Net realized gain distribution from the Portfolios.......            --             --
                                                              ------------   ------------
 Net realized gain (loss) on investments....................     3,031,387     10,016,316
                                                              ------------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (25,638,035)   (18,646,381)
                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (22,606,648)    (8,630,065)
                                                              ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(18,110,121)  $ (7,940,215)
                                                              ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  AXA            AXA            AXA         AXA/AB
                                                               MODERATE    MODERATE GROWTH MODERATE-PLUS   SMALL CAP
                                                              ALLOCATION*     STRATEGY*     ALLOCATION*     GROWTH*
                                                             ------------  --------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  7,830,270    $   883,989   $  3,843,441  $     93,170
 Expenses:
   Asset-based charges......................................    4,944,594             --        844,567       965,458
                                                             ------------    -----------   ------------  ------------

NET INVESTMENT INCOME (LOSS)................................    2,885,676        883,989      2,998,874      (872,288)
                                                             ------------    -----------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      857,880        616,529      1,612,523     5,501,499
   Net realized gain distribution from the Portfolios.......   34,041,374        793,462     19,743,467    21,286,436
                                                             ------------    -----------   ------------  ------------
 Net realized gain (loss) on investments....................   34,899,254      1,409,991     21,355,990    26,787,935
                                                             ------------    -----------   ------------  ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (50,142,497)    (3,067,544)   (30,416,499)  (31,960,172)
                                                             ------------    -----------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (15,243,243)    (1,657,553)    (9,060,509)   (5,172,237)
                                                             ------------    -----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(12,357,567)   $  (773,564)  $ (6,061,635) $ (6,044,525)
                                                             ============    ===========   ============  ============

                                                                 AXA/          BLACKROCK
                                                             LOOMIS SAYLES GLOBAL ALLOCATION
                                                                GROWTH*        V.I. FUND
                                                             ------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   29,577       $  91,380
 Expenses:
   Asset-based charges......................................      65,653              --
                                                              ----------       ---------

NET INVESTMENT INCOME (LOSS)................................     (36,076)         91,380
                                                              ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (15,906)       (320,280)
   Net realized gain distribution from the Portfolios.......     263,929         572,851
                                                              ----------       ---------
 Net realized gain (loss) on investments....................     248,023         252,571
                                                              ----------       ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,295,473        (281,268)
                                                              ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   2,543,496         (28,697)
                                                              ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $2,507,420       $  62,683
                                                              ==========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                         EQ/
                                                             CHARTER/SM/  CHARTER/SM/  CHARTER/SM/    BLACKROCK      EQ/BOSTON
                                                             MULTI-SECTOR  SMALL CAP    SMALL CAP    BASIC VALUE  ADVISORS EQUITY
                                                                BOND*       GROWTH*       VALUE*       EQUITY*        INCOME*
                                                             ------------ -----------  -----------  ------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 1,394,336  $    32,246  $   153,737  $  2,733,976    $   305,812
 Expenses:
   Asset-based charges......................................     390,698       19,916       78,434       772,088         43,551
                                                             -----------  -----------  -----------  ------------    -----------

NET INVESTMENT INCOME (LOSS)................................   1,003,638       12,330       75,303     1,961,888        262,261
                                                             -----------  -----------  -----------  ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,270,794)     386,736    1,030,645     8,277,931        680,265
   Net realized gain distribution from the Portfolios.......          --           --           --            --      1,699,550
                                                             -----------  -----------  -----------  ------------    -----------
 Net realized gain (loss) on investments....................  (1,270,794)     386,736    1,030,645     8,277,931      2,379,815
                                                             -----------  -----------  -----------  ------------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (625,415)  (1,109,153)  (5,207,967)  (23,808,225)    (3,020,312)
                                                             -----------  -----------  -----------  ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,896,209)    (722,417)  (4,177,322)  (15,530,294)      (640,497)
                                                             -----------  -----------  -----------  ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (892,571) $  (710,087) $(4,102,019) $(13,568,406)   $  (378,236)
                                                             ===========  ===========  ===========  ============    ===========

                                                              EQ/CALVERT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  20,389
 Expenses:
   Asset-based charges......................................      4,880
                                                              ---------

NET INVESTMENT INCOME (LOSS)................................     15,509
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    111,410
   Net realized gain distribution from the Portfolios.......    210,785
                                                              ---------
 Net realized gain (loss) on investments....................    322,195
                                                              ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (332,743)
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (10,548)
                                                              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $   4,961
                                                              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                              EQ/CAPITAL    EQ/COMMON    EQ/CORE     EQ/EQUITY     EQ/GAMCO
                                                               GUARDIAN       STOCK       BOND          500       MERGERS AND
                                                              RESEARCH*      INDEX*      INDEX*       INDEX*     ACQUISITIONS*
                                                             -----------  ------------  ---------  ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   660,228  $ 21,718,173  $ 796,631  $ 11,806,814    $      --
 Expenses:
   Asset-based charges......................................     539,090     8,441,225    156,208     2,652,589       35,615
                                                             -----------  ------------  ---------  ------------    ---------

NET INVESTMENT INCOME (LOSS)................................     121,138    13,276,948    640,423     9,154,225      (35,615)
                                                             -----------  ------------  ---------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   5,081,556    45,550,451     55,854    38,543,353      136,362
   Net realized gain distribution from the Portfolios.......          --            --         --    13,092,224      663,987
                                                             -----------  ------------  ---------  ------------    ---------
 Net realized gain (loss) on investments....................   5,081,556    45,550,451     55,854    51,635,577      800,349
                                                             -----------  ------------  ---------  ------------    ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,916,741)  (66,420,997)  (620,665)  (57,226,749)    (442,986)
                                                             -----------  ------------  ---------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,164,815   (20,870,546)  (564,811)   (5,591,172)     357,363
                                                             -----------  ------------  ---------  ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 1,285,953  $ (7,593,598) $  75,612  $  3,563,053    $ 321,748
                                                             ===========  ============  =========  ============    =========

                                                               EQ/GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $    805,210
 Expenses:
   Asset-based charges......................................      372,372
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................      432,838
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,389,664
   Net realized gain distribution from the Portfolios.......    7,803,737
                                                             ------------
 Net realized gain (loss) on investments....................   14,193,401
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (23,639,812)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (9,446,411)
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (9,013,573)
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                            EQ/
                                                                        INTERMEDIATE      EQ/                    EQ/JPMORGAN
                                                             EQ/GLOBAL   GOVERNMENT  INTERNATIONAL  EQ/INVESCO      VALUE
                                                             BOND PLUS*    BOND*     EQUITY INDEX*  COMSTOCK*   OPPORTUNITIES*
                                                             ---------- ------------ ------------- -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   8,197   $ 506,410   $  7,169,653  $   551,224   $   225,860
 Expenses:
   Asset-based charges......................................    51,279     258,576      1,519,239       59,663       136,103
                                                             ---------   ---------   ------------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................   (43,082)    247,834      5,650,414      491,561        89,757
                                                             ---------   ---------   ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (480,303)    419,315     (1,973,019)     898,563     2,320,971
   Net realized gain distribution from the Portfolios.......    23,392      94,659             --           --            --
                                                             ---------   ---------   ------------  -----------   -----------
 Net realized gain (loss) on investments....................  (456,911)    513,974     (1,973,019)     898,563     2,320,971
                                                             ---------   ---------   ------------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (266,877)   (640,827)   (10,756,200)  (3,002,888)   (3,303,606)
                                                             ---------   ---------   ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (723,788)   (126,853)   (12,729,219)  (2,104,325)     (982,635)
                                                             ---------   ---------   ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(766,870)  $ 120,981   $ (7,078,805) $(1,612,764)  $  (892,878)
                                                             =========   =========   ============  ===========   ===========

                                                               EQ/LARGE
                                                              CAP GROWTH
                                                                INDEX*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,165,145
 Expenses:
   Asset-based charges......................................      611,092
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................      554,053
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,231,722
   Net realized gain distribution from the Portfolios.......   11,832,526
                                                             ------------
 Net realized gain (loss) on investments....................   18,064,248
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,845,810)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    5,218,438
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  5,772,491
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     EQ/
                                                              EQ/LARGE       EQ/MFS                             MORGAN STANLEY
                                                              CAP VALUE   INTERNATIONAL    EQ/MID     EQ/MONEY     MID CAP
                                                               INDEX*        GROWTH*     CAP INDEX*   MARKET*      GROWTH*
                                                             -----------  ------------- -----------  ---------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   387,055   $   236,767  $ 1,010,398  $      --   $        --
 Expenses:
   Asset-based charges......................................      60,494       103,735      392,117    659,391       130,225
                                                             -----------   -----------  -----------  ---------   -----------

NET INVESTMENT INCOME (LOSS)................................     326,561       133,032      618,281   (659,391)     (130,225)
                                                             -----------   -----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   1,265,657       944,265    4,142,515       (519)      470,752
   Net realized gain distribution from the Portfolios.......     483,352       588,639           --        831     1,111,987
                                                             -----------   -----------  -----------  ---------   -----------
 Net realized gain (loss) on investments....................   1,749,009     1,532,904    4,142,515        312     1,582,739
                                                             -----------   -----------  -----------  ---------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,029,371)   (1,675,590)  (8,365,728)    (2,431)   (3,988,100)
                                                             -----------   -----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,280,362)     (142,686)  (4,223,213)    (2,119)   (2,405,361)
                                                             -----------   -----------  -----------  ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (953,801)  $    (9,654) $(3,604,932) $(661,510)  $(2,535,586)
                                                             ===========   ===========  ===========  =========   ===========

                                                              EQ/PIMCO
                                                             ULTRA SHORT
                                                                BOND*
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 164,039
 Expenses:
   Asset-based charges......................................    106,066
                                                              ---------

NET INVESTMENT INCOME (LOSS)................................     57,973
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (86,263)
   Net realized gain distribution from the Portfolios.......         --
                                                              ---------
 Net realized gain (loss) on investments....................    (86,263)
                                                              ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,220)
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (262,483)
                                                              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(204,510)
                                                              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                            EQ/
                                                                 EQ/        EQ/SMALL      T. ROWE       EQ/UBS         EQ/
                                                             QUALITY BOND   COMPANY     PRICE GROWTH   GROWTH &    WELLS FARGO
                                                                PLUS*        INDEX*        STOCK*      INCOME*    OMEGA GROWTH*
                                                             ------------ ------------  ------------ -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 661,546   $    687,044   $       --  $    71,350   $        --
 Expenses:
   Asset-based charges......................................    260,228        199,307      259,198       41,607       260,068
                                                              ---------   ------------   ----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................    401,318        487,737     (259,198)      29,743      (260,068)
                                                              ---------   ------------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (862,433)     2,179,774    3,332,491    1,065,884      (110,171)
   Net realized gain distribution from the Portfolios.......         --      5,984,686    3,029,789    1,573,791     6,035,160
                                                              ---------   ------------   ----------  -----------   -----------
 Net realized gain (loss) on investments....................   (862,433)     8,164,460    6,362,280    2,639,675     5,924,989
                                                              ---------   ------------   ----------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    369,294    (12,289,217)     635,064   (2,891,098)   (4,528,855)
                                                              ---------   ------------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (493,139)    (4,124,757)   6,997,344     (251,423)    1,396,134
                                                              ---------   ------------   ----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (91,821)  $ (3,637,020)  $6,738,146  $  (221,680)  $ 1,136,066
                                                              =========   ============   ==========  ===========   ===========

                                                               FIDELITY(R)
                                                                VIP ASSET
                                                             MANAGER: GROWTH
                                                                PORTFOLIO
                                                             ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  14,257
 Expenses:
   Asset-based charges......................................           --
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................       14,257
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      115,611
   Net realized gain distribution from the Portfolios.......          900
                                                                ---------
 Net realized gain (loss) on investments....................      116,511
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (134,182)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (17,671)
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (3,414)
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                         FIDELITY(R)  FIDELITY(R)   FIDELITY(R)
                                                                          FIDELITY(R)    VIP EQUITY- VIP GOVERNMENT VIP GROWTH &
                                                                       VIP CONTRAFUND(R)   INCOME     MONEY MARKET     INCOME
                                                                           PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                       ----------------- ----------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    728,119     $  33,008       $110      $   143,852
  Expenses:
   Asset-based charges................................................        356,914            --         --           22,995
                                                                         ------------     ---------       ----      -----------

NET INVESTMENT INCOME (LOSS)..........................................        371,205        33,008        110          120,857
                                                                         ------------     ---------       ----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      2,702,074         4,202         --          371,635
   Net realized gain distribution from the Portfolios.................      7,935,040        97,257         --          372,350
                                                                         ------------     ---------       ----      -----------
  Net realized gain (loss) on investments.............................     10,637,114       101,459         --          743,985
                                                                         ------------     ---------       ----      -----------

  Net change in unrealized appreciation (depreciation) of investments.    (11,146,011)     (182,104)        --       (1,074,627)
                                                                         ------------     ---------       ----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (508,897)      (80,645)        --         (330,642)
                                                                         ------------     ---------       ----      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   (137,692)    $ (47,637)      $110      $  (209,785)
                                                                         ============     =========       ====      ===========

                                                                       FIDELITY(R)  FIDELITY(R)
                                                                        VIP HIGH   VIP INVESTMENT
                                                                         INCOME      GRADE BOND
                                                                        PORTFOLIO    PORTFOLIO
                                                                       ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 259,608    $ 196,929
  Expenses:
   Asset-based charges................................................         --           --
                                                                        ---------    ---------

NET INVESTMENT INCOME (LOSS)..........................................    259,608      196,929
                                                                        ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (311,035)      54,914
   Net realized gain distribution from the Portfolios.................         --        5,496
                                                                        ---------    ---------
  Net realized gain (loss) on investments.............................   (311,035)      60,410
                                                                        ---------    ---------

  Net change in unrealized appreciation (depreciation) of investments.    (71,837)    (295,052)
                                                                        ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (382,872)    (234,642)
                                                                        ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(123,264)   $ (37,713)
                                                                        =========    =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                FIDELITY(R)
                                                                       FIDELITY(R)  FIDELITY(R)  VIP VALUE    FRANKLIN
                                                                       VIP MID CAP   VIP VALUE  STRATEGIES  MUTUAL SHARES
                                                                        PORTFOLIO    PORTFOLIO   PORTFOLIO    VIP FUND
                                                                       -----------  ----------- ----------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    56,610   $  16,171   $  3,284    $   356,812
  Expenses:
   Asset-based charges................................................      37,298          --         --         24,291
                                                                       -----------   ---------   --------    -----------

NET INVESTMENT INCOME (LOSS)..........................................      19,312      16,171      3,284        332,521
                                                                       -----------   ---------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (646,158)     65,893     45,799        626,507
   Net realized gain distribution from the Portfolios.................   3,952,513     218,385        290        787,272
                                                                       -----------   ---------   --------    -----------
  Net realized gain (loss) on investments.............................   3,306,355     284,278     46,089      1,413,779
                                                                       -----------   ---------   --------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,794,851)   (303,282)   (60,536)    (2,337,146)
                                                                       -----------   ---------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (488,496)    (19,004)   (14,447)      (923,367)
                                                                       -----------   ---------   --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (469,184)  $  (2,833)  $(11,163)   $  (590,846)
                                                                       ===========   =========   ========    ===========

                                                                           FRANKLIN        FRANKLIN
                                                                       RISING DIVIDENDS SMALL CAP VALUE
                                                                           VIP FUND        VIP FUND
                                                                       ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    739,248     $    35,167
  Expenses:
   Asset-based charges................................................        173,522          14,022
                                                                         ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        565,726          21,145
                                                                         ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      2,079,436         (68,104)
   Net realized gain distribution from the Portfolios.................      5,471,020         808,785
                                                                         ------------     -----------
  Net realized gain (loss) on investments.............................      7,550,456         740,681
                                                                         ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.    (10,135,616)     (1,197,710)
                                                                         ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,585,160)       (457,029)
                                                                         ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (2,019,434)    $  (435,884)
                                                                         ============     ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                          INVESCO V.I.
                                                                           FRANKLIN     GOLDMAN SACHS VIT DIVERSIFIED
                                                                       STRATEGIC INCOME   MID CAP VALUE     DIVIDEND
                                                                           VIP FUND           FUND            FUND
                                                                       ---------------- ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 1,874,507       $    12,744      $ 48,269
  Expenses:
   Asset-based charges................................................        83,271            28,706            --
                                                                         -----------       -----------      --------

NET INVESTMENT INCOME (LOSS)..........................................     1,791,236           (15,962)       48,269
                                                                         -----------       -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      (659,110)          (52,969)       65,282
   Net realized gain distribution from the Portfolios.................       497,810           813,692            --
                                                                         -----------       -----------      --------
  Net realized gain (loss) on investments.............................      (161,300)          760,723        65,282
                                                                         -----------       -----------      --------

  Net change in unrealized appreciation (depreciation) of investments.    (2,867,623)       (1,913,667)      (84,879)
                                                                         -----------       -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (3,028,923)       (1,152,944)      (19,597)
                                                                         -----------       -----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(1,237,687)      $(1,168,906)     $ 28,672
                                                                         ===========       ===========      ========

                                                                       INVESCO V.I.               INVESCO V.I.
                                                                          GLOBAL    INVESCO V.I.    MID CAP
                                                                       REAL ESTATE  INTERNATIONAL CORE EQUITY
                                                                           FUND      GROWTH FUND      FUND
                                                                       ------------ ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,123,383   $   409,148   $   3,322
  Expenses:
   Asset-based charges................................................      76,578        67,643       9,266
                                                                       -----------   -----------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   1,046,805       341,505      (5,944)
                                                                       -----------   -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     827,125     1,242,626      36,320
   Net realized gain distribution from the Portfolios.................          --            --     303,032
                                                                       -----------   -----------   ---------
  Net realized gain (loss) on investments.............................     827,125     1,242,626     339,352
                                                                       -----------   -----------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (2,603,707)   (2,527,271)   (457,303)
                                                                       -----------   -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,776,582)   (1,284,645)   (117,951)
                                                                       -----------   -----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (729,777)  $  (943,140)  $(123,895)
                                                                       ===========   ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          INVESCO       IVY FUNDS    IVY FUNDS    IVY FUNDS
                                                                       V.I. SMALL CAP VIP DIVIDEND      VIP       VIP HIGH
                                                                        EQUITY FUND   OPPORTUNITIES   ENERGY       INCOME
                                                                       -------------- ------------- -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --     $  8,002    $     8,431  $ 1,209,716
  Expenses:
   Asset-based charges................................................       10,192           --         50,966       44,165
                                                                        -----------     --------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................      (10,192)       8,002        (42,535)   1,165,551
                                                                        -----------     --------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      110,054       (2,438)      (623,240)    (368,139)
   Net realized gain distribution from the Portfolios.................      931,720       68,496         76,344      205,394
                                                                        -----------     --------    -----------  -----------
  Net realized gain (loss) on investments.............................    1,041,774       66,058       (546,896)    (162,745)
                                                                        -----------     --------    -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,307,587)     (92,192)    (3,144,450)  (2,489,988)
                                                                        -----------     --------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (265,813)     (26,134)    (3,691,346)  (2,652,733)
                                                                        -----------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (276,005)    $(18,132)   $(3,733,881) $(1,487,182)
                                                                        ===========     ========    ===========  ===========

                                                                        IVY FUNDS      IVY FUNDS
                                                                       VIP MID CAP  VIP SCIENCE AND
                                                                         GROWTH       TECHNOLOGY
                                                                       -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --    $        --
  Expenses:
   Asset-based charges................................................      87,298         73,140
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................     (87,298)       (73,140)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     773,173       (282,648)
   Net realized gain distribution from the Portfolios.................   2,384,560      1,394,406
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   3,157,733      1,111,758
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,925,907)    (2,099,490)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,768,174)      (987,732)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,855,472)   $(1,060,872)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                     LAZARD RETIREMENT    MFS(R)      MFS(R)
                                                                         IVY FUNDS       EMERGING      INTERNATIONAL INVESTORS
                                                                       VIP SMALL CAP  MARKETS EQUITY       VALUE       TRUST
                                                                          GROWTH         PORTFOLIO       PORTFOLIO    SERIES
                                                                       ------------- ----------------- ------------- ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --     $   501,382     $ 1,183,932  $  15,115
  Expenses:
   Asset-based charges................................................       22,237          96,635         167,673      6,262
                                                                        -----------     -----------     -----------  ---------

NET INVESTMENT INCOME (LOSS)..........................................      (22,237)        404,747       1,016,259      8,853
                                                                        -----------     -----------     -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      105,172      (1,529,455)      3,003,586     74,040
   Net realized gain distribution from the Portfolios.................    1,056,709         117,815         677,463    237,638
                                                                        -----------     -----------     -----------  ---------
  Net realized gain (loss) on investments.............................    1,161,881      (1,411,640)      3,681,049    311,678
                                                                        -----------     -----------     -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.   (1,250,082)     (8,487,944)     (1,260,811)  (329,890)
                                                                        -----------     -----------     -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (88,201)     (9,899,584)      2,420,238    (18,212)
                                                                        -----------     -----------     -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (110,438)    $(9,494,837)    $ 3,436,497  $  (9,359)
                                                                        ===========     ===========     ===========  =========

                                                                          MFS(R)
                                                                       MASSACHUSETTS
                                                                         INVESTORS    MFS(R)
                                                                       GROWTH STOCK  UTILITIES
                                                                       PORTFOLIO(A)   SERIES
                                                                       ------------- ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   9,936   $  84,079
  Expenses:
   Asset-based charges................................................       5,709          --
                                                                         ---------   ---------

NET INVESTMENT INCOME (LOSS)..........................................       4,227      84,079
                                                                         ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      44,523     (84,538)
   Net realized gain distribution from the Portfolios.................     125,469     147,568
                                                                         ---------   ---------
  Net realized gain (loss) on investments.............................     169,992      63,030
                                                                         ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.    (214,567)   (455,157)
                                                                         ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (44,575)   (392,127)
                                                                         ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (40,348)  $(308,048)
                                                                         =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER              MULTIMANAGER MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER   MID CAP      MID CAP
                                                                         EQUITY*     CORE BOND*    GROWTH*       VALUE*
                                                                       ------------ ------------ ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   659,050  $ 1,418,402  $        --  $   334,233
  Expenses:
   Asset-based charges................................................   2,263,909      227,148      109,360      173,777
                                                                       -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (1,604,859)   1,191,254     (109,360)     160,456
                                                                       -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  18,378,895     (551,689)     571,381    2,399,375
   Net realized gain distribution from the Portfolios.................          --           --    2,827,062           --
                                                                       -----------  -----------  -----------  -----------
  Net realized gain (loss) on investments.............................  18,378,895     (551,689)   3,398,443    2,399,375
                                                                       -----------  -----------  -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,344,791)    (723,006)  (3,804,113)  (5,330,868)
                                                                       -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  16,034,104   (1,274,695)    (405,670)  (2,931,493)
                                                                       -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $14,429,245  $   (83,441) $  (515,030) $(2,771,037)
                                                                       ===========  ===========  ===========  ===========

                                                                                      NATURAL
                                                                       MULTIMANAGER  RESOURCES
                                                                       TECHNOLOGY*   PORTFOLIO
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --  $        --
  Expenses:
   Asset-based charges................................................     352,910           --
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (352,910)          --
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   6,757,434   (3,257,160)
   Net realized gain distribution from the Portfolios.................   6,337,463           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  13,094,897   (3,257,160)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (7,570,893)   1,433,715
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,524,004   (1,823,445)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 5,171,094  $(1,823,445)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           PIMCO
                                                                         COMMODITY
                                                                       REALRETURN(R)    PIMCO        PIMCO     T. ROWE PRICE
                                                                         STRATEGY    REAL RETURN  TOTAL RETURN EQUITY INCOME
                                                                         PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO - II
                                                                       ------------- -----------  ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   380,299  $   985,083  $ 3,169,238   $   311,187
  Expenses:
   Asset-based charges................................................       19,526       52,237      156,580        79,718
                                                                        -----------  -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      360,773      932,846    3,012,658       231,469
                                                                        -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (1,069,197)    (552,388)    (382,072)      918,441
   Net realized gain distribution from the Portfolios.................           --           --      688,274       409,256
                                                                        -----------  -----------  -----------   -----------
  Net realized gain (loss) on investments.............................   (1,069,197)    (552,388)     306,202     1,327,697
                                                                        -----------  -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,912,720)  (1,140,066)  (3,274,363)   (3,142,396)
                                                                        -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (2,981,917)  (1,692,454)  (2,968,161)   (1,814,699)
                                                                        -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(2,621,144) $  (759,608) $    44,497   $(1,583,230)
                                                                        ===========  ===========  ===========   ===========


                                                                        T. ROWE PRICE
                                                                       HEALTH SCIENCES TARGET 2015
                                                                       PORTFOLIO - II  ALLOCATION*
                                                                       --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $       --      $ 2,696
  Expenses:
   Asset-based charges................................................           --           --
                                                                         ----------      -------

NET INVESTMENT INCOME (LOSS)..........................................           --        2,696
                                                                         ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      904,601       (1,979)
   Net realized gain distribution from the Portfolios.................      481,316        2,663
                                                                         ----------      -------
  Net realized gain (loss) on investments.............................    1,385,917          684
                                                                         ----------      -------

  Net change in unrealized appreciation (depreciation) of investments.     (741,390)      (9,414)
                                                                         ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      644,527       (8,730)
                                                                         ----------      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  644,527      $(6,034)
                                                                         ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                       TARGET 2025 TARGET 2035 TARGET 2045  TARGET 2055
                                                                       ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*(B)
                                                                       ----------- ----------- ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 16,132    $ 10,405    $  7,397       $ 649
  Expenses:
   Asset-based charges................................................       307          --           1          --
                                                                        --------    --------    --------       -----

NET INVESTMENT INCOME (LOSS)..........................................    15,825      10,405       7,396         649
                                                                        --------    --------    --------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (4,014)       (562)      4,455         158
   Net realized gain distribution from the Portfolios.................    14,253      11,147       6,389          46
                                                                        --------    --------    --------       -----
  Net realized gain (loss) on investments.............................    10,239      10,585      10,844         204
                                                                        --------    --------    --------       -----

  Net change in unrealized appreciation (depreciation) of investments.   (51,597)    (41,736)    (32,217)       (593)
                                                                        --------    --------    --------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (41,358)    (31,151)    (21,373)       (389)
                                                                        --------    --------    --------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(25,533)   $(20,746)   $(13,977)      $ 260
                                                                        ========    ========    ========       =====

                                                                        TEMPLETON
                                                                        DEVELOPING   TEMPLETON
                                                                         MARKETS    GLOBAL BOND
                                                                         VIP FUND    VIP FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   174,848  $ 3,498,333
  Expenses:
   Asset-based charges................................................      25,626       97,283
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     149,222    3,401,050
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (564,861)    (961,211)
   Net realized gain distribution from the Portfolios.................   1,113,461      227,214
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................     548,600     (733,997)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,539,693)  (4,661,392)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,991,093)  (5,395,389)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,841,871) $(1,994,339)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                    VANGUARD
                                                                       TEMPLETON  VAN ECK VIP  VARIABLE INSURANCE
                                                                        GROWTH    GLOBAL HARD  FUND-EQUITY INDEX
                                                                       VIP FUND   ASSETS FUND      PORTFOLIO
                                                                       ---------  -----------  ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 128,126  $     3,189      $ 128,909
  Expenses:
   Asset-based charges................................................    16,627       27,935         46,636
                                                                       ---------  -----------      ---------

NET INVESTMENT INCOME (LOSS)..........................................   111,499      (24,746)        82,273
                                                                       ---------  -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    97,988   (1,116,143)       281,336
   Net realized gain distribution from the Portfolios.................        --           --        236,069
                                                                       ---------  -----------      ---------
  Net realized gain (loss) on investments.............................    97,988   (1,116,143)       517,405
                                                                       ---------  -----------      ---------

  Net change in unrealized appreciation (depreciation) of investments.  (521,605)  (3,080,845)      (563,764)
                                                                       ---------  -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (423,617)  (4,196,988)       (46,359)
                                                                       ---------  -----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(312,118) $(4,221,734)     $  35,914
                                                                       =========  ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 25*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   30,912  $   44,341
  Net realized gain (loss) on investments..................................................     41,847      87,350
  Net change in unrealized appreciation (depreciation) of investments......................   (296,469)    (73,999)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (223,710)     57,692
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,494,746   2,753,131
  Transfers between Variable Investment Options including guaranteed interest account, net.    481,006    (256,759)
  Redemptions for contract benefits and terminations.......................................   (134,934)    (27,972)
  Contract maintenance charges.............................................................   (374,307)   (223,568)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,466,511   2,244,832
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (11)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,242,790   2,302,544
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,443,025   1,140,481
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $4,685,815  $3,443,025
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         27          42
  Redeemed.................................................................................        (12)        (21)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         15          21
                                                                                            ==========  ==========


                                                                                            ALL ASSET GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   116,321  $   212,562
  Net realized gain (loss) on investments..................................................     643,606      551,481
  Net change in unrealized appreciation (depreciation) of investments......................  (1,467,945)    (455,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (708,018)     308,496
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,762,518    2,980,374
  Transfers between Variable Investment Options including guaranteed interest account, net.    (930,556)     566,028
  Redemptions for contract benefits and terminations.......................................    (232,188)    (209,311)
  Contract maintenance charges.............................................................    (999,197)    (886,284)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     600,577    2,450,807
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (107,441)   2,759,303
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  17,621,082   14,861,779
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,513,641  $17,621,082
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          25           32
  Redeemed.................................................................................         (20)         (13)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           19
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                                   MODERATE
                                                                                                GROWTH-ALT 15*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   45,299  $   38,585
  Net realized gain (loss) on investments..................................................     11,888      35,994
  Net change in unrealized appreciation (depreciation) of investments......................   (279,742)    (59,022)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (222,555)     15,557
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  2,084,516     987,674
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,865,159     780,816
  Redemptions for contract benefits and terminations.......................................     (3,274)     (2,872)
  Contract maintenance charges.............................................................   (365,111)   (168,125)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,581,290   1,597,493
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (20)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  3,358,715   1,613,070
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,537,828     924,758
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,896,543  $2,537,828
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        118          22
  Redeemed.................................................................................        (12)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        106          19
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014



                                                                                             AMERICAN CENTURY VP MID
                                                                                                 CAP VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   402,993  $   181,316
  Net realized gain (loss) on investments..................................................   2,867,308    3,246,004
  Net change in unrealized appreciation (depreciation) of investments......................  (3,905,191)     324,471
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (634,890)   3,751,791
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,596,829    2,312,405
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,579,041    3,106,133
  Redemptions for contract benefits and terminations.......................................  (1,406,808)    (655,632)
  Contract maintenance charges.............................................................    (828,781)    (564,106)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,940,281    4,198,800
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        7,000
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,305,391    7,957,591
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  30,541,438   22,583,847
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,846,829  $30,541,438
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         130          119
  Redeemed.................................................................................         (83)         (60)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          47           59
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                                 GLOBAL SMALL
                                                                                            CAPITALIZATION FUND/SM/
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (6,438) $   (3,219)
  Net realized gain (loss) on investments..................................................    192,439      31,007
  Net change in unrealized appreciation (depreciation) of investments......................   (335,896)    (31,318)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (149,895)     (3,530)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    812,034     427,516
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,323,328     660,216
  Redemptions for contract benefits and terminations.......................................    (78,995)    (58,328)
  Contract maintenance charges.............................................................   (144,758)    (65,729)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,911,609     963,675
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        150          90
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,761,864     960,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,828,873     868,638
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,590,737  $1,828,873
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................         32          25
  Redeemed.................................................................................        (14)         (8)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         18          17
                                                                                            ==========  ==========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                               NEW WORLD FUND(R)
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   18,185  $   37,418
  Net realized gain (loss) on investments..................................................     77,140     245,091
  Net change in unrealized appreciation (depreciation) of investments......................   (328,097)   (624,623)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (232,772)   (342,114)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,256,174     990,649
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,477,302   2,466,492
  Redemptions for contract benefits and terminations.......................................   (175,843)    (30,630)
  Contract maintenance charges.............................................................   (197,133)   (119,736)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,360,500   3,306,775
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         49       1,245
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  2,127,777   2,965,906
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,903,725     937,819
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $6,031,502  $3,903,725
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................         78          85
  Redeemed.................................................................................        (27)        (13)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         51          72
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                AXA 400 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,612  $    2,956
  Net realized gain (loss) on investments..................................................    275,786     363,293
  Net change in unrealized appreciation (depreciation) of investments......................   (419,615)   (125,871)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (135,217)    240,378
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    299,859     340,483
  Transfers between Variable Investment Options including guaranteed interest account, net.    153,505    (147,053)
  Redemptions for contract benefits and terminations.......................................    (60,055)   (197,238)
  Contract maintenance charges.............................................................   (163,399)   (162,792)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    229,910    (166,600)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (20)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     94,673      73,798
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,065,332   2,991,534
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,160,005  $3,065,332
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5           6
  Redeemed.................................................................................         (4)         (7)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1          (1)
                                                                                            ==========  ==========

                                                                                                AXA 500 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   35,101  $   17,924
  Net realized gain (loss) on investments..................................................    359,350     331,576
  Net change in unrealized appreciation (depreciation) of investments......................   (417,425)    114,286
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (22,974)    463,786
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    610,036     397,977
  Transfers between Variable Investment Options including guaranteed interest account, net.     13,494   2,200,232
  Redemptions for contract benefits and terminations.......................................   (197,844)    (92,814)
  Contract maintenance charges.............................................................   (298,532)   (175,874)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    127,154   2,329,521
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (26)         50
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    104,154   2,793,357
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,575,901   2,782,544
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,680,055  $5,575,901
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         11          19
  Redeemed.................................................................................        (10)         (5)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1          14
                                                                                            ==========  ==========

                                                                                               AXA 2000 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    1,621  $   (4,343)
  Net realized gain (loss) on investments..................................................    147,120     235,347
  Net change in unrealized appreciation (depreciation) of investments......................   (287,236)   (144,270)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (138,495)     86,734
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    306,861     271,695
  Transfers between Variable Investment Options including guaranteed interest account, net.   (256,748)    255,038
  Redemptions for contract benefits and terminations.......................................    (54,269)    (93,785)
  Contract maintenance charges.............................................................   (119,767)   (105,199)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (123,923)    327,749
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (29)         25
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (262,447)    414,508
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,546,396   2,131,888
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,283,949  $2,546,396
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          3           9
  Redeemed.................................................................................         (5)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (2)          3
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,074,465  $  1,959,061
  Net realized gain (loss) on investments..................................................   11,838,281    16,308,717
  Net change in unrealized appreciation (depreciation) of investments......................  (15,516,589)  (11,906,753)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,603,843)    6,361,025
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,598,314    13,643,677
  Transfers between Variable Investment Options including guaranteed interest account, net.   (3,036,412)   (7,341,331)
  Redemptions for contract benefits and terminations.......................................   (7,135,654)   (6,736,008)
  Contract maintenance charges.............................................................   (6,782,311)   (7,158,104)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (5,356,063)   (7,591,766)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (7,959,906)   (1,230,741)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  142,781,296   144,012,037
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $134,821,390  $142,781,296
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           62            63
  Redeemed.................................................................................          (62)          (75)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --           (12)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           31            28
  Redeemed.................................................................................          (35)          (45)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (4)          (17)
                                                                                            ============  ============

                                                                                                  AXA BALANCED
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   239,438  $   214,961
  Net realized gain (loss) on investments..................................................     277,194      613,468
  Net change in unrealized appreciation (depreciation) of investments......................    (700,010)     (47,686)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (183,378)     780,743
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   7,377,805    6,647,881
  Transfers between Variable Investment Options including guaranteed interest account, net.     (56,910)  (1,720,102)
  Redemptions for contract benefits and terminations.......................................    (531,645)    (153,899)
  Contract maintenance charges.............................................................  (2,200,970)  (1,755,434)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,588,280    3,018,446
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,404,902    3,799,189
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  19,802,055   16,002,866
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $24,206,957  $19,802,055
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          37           36
  Redeemed.................................................................................          (5)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          32           22
                                                                                            ===========  ===========

                                                                                                AXA CONSERVATIVE
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   146,109  $   170,341
  Net realized gain (loss) on investments..................................................     521,887    1,126,070
  Net change in unrealized appreciation (depreciation) of investments......................    (845,099)    (471,474)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (177,103)     824,937
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,416,856    3,131,250
  Transfers between Variable Investment Options including guaranteed interest account, net.     274,828   (1,636,589)
  Redemptions for contract benefits and terminations.......................................  (3,240,303)  (1,029,069)
  Contract maintenance charges.............................................................  (2,396,971)  (2,622,725)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,945,590)  (2,157,133)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,122,693)  (1,332,196)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  36,181,038   37,513,234
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,058,345  $36,181,038
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          43           59
  Redeemed.................................................................................         (47)         (70)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)         (11)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           6           11
  Redeemed.................................................................................         (16)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)          --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               AXA CONSERVATIVE
                                                                                               GROWTH STRATEGY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   52,826  $   53,692
  Net realized gain (loss) on investments..................................................    100,943     127,437
  Net change in unrealized appreciation (depreciation) of investments......................   (186,131)       (959)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (32,362)    180,170
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,119,376   1,689,753
  Transfers between Variable Investment Options including guaranteed interest account, net.   (399,100)   (176,736)
  Redemptions for contract benefits and terminations.......................................    (34,913)    (38,203)
  Contract maintenance charges.............................................................   (509,171)   (459,181)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    176,192   1,015,633
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    143,830   1,195,803
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,395,326   4,199,523
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,539,156  $5,395,326
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          6          12
  Redeemed.................................................................................         (5)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           8
                                                                                            ==========  ==========

                                                                                               AXA CONSERVATIVE
                                                                                                   STRATEGY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   19,856  $   14,673
  Net realized gain (loss) on investments..................................................      9,627      17,768
  Net change in unrealized appreciation (depreciation) of investments......................    (37,547)     11,188
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (8,064)     43,629
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    491,519     521,170
  Transfers between Variable Investment Options including guaranteed interest account, net.    226,181      36,745
  Redemptions for contract benefits and terminations.......................................       (572)     (5,394)
  Contract maintenance charges.............................................................   (211,809)   (176,029)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    505,319     376,492
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   497,255    420,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,929,511   1,509,390
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,426,766  $1,929,511
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5           4
  Redeemed.................................................................................         (1)         (1)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          4           3
                                                                                            ==========  ==========

                                                                                              AXA CONSERVATIVE-PLUS
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   178,923  $   249,267
  Net realized gain (loss) on investments..................................................   1,363,076    1,862,861
  Net change in unrealized appreciation (depreciation) of investments......................  (1,830,737)  (1,112,926)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (288,738)     999,202
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,758,833    3,131,758
  Transfers between Variable Investment Options including guaranteed interest account, net.    (938,692)    (336,303)
  Redemptions for contract benefits and terminations.......................................  (1,994,031)  (1,773,525)
  Contract maintenance charges.............................................................  (2,497,174)  (2,631,384)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,671,064)  (1,609,454)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,959,802)    (610,252)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  34,967,093   35,577,345
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $32,007,291  $34,967,093
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          27           54
  Redeemed.................................................................................         (42)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (15)          20
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................           8           12
  Redeemed.................................................................................         (12)         (13)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (1)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 AXA GLOBAL EQUITY
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    769,526  $    933,210
  Net realized gain (loss) on investments..................................................    2,541,805     1,835,332
  Net change in unrealized appreciation (depreciation) of investments......................   (6,051,699)     (649,623)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,740,368)    2,118,919
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,169,950     9,665,780
  Transfers between Variable Investment Options including guaranteed interest account, net.   (4,836,417)   (8,244,070)
  Redemptions for contract benefits and terminations.......................................   (8,440,293)   (8,277,439)
  Contract maintenance charges.............................................................   (6,933,714)   (7,377,254)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (12,040,474)  (14,232,983)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (14,780,842)  (12,114,064)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  153,335,198   165,449,262
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $138,554,356  $153,335,198
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            8            44
  Redeemed.................................................................................          (40)          (71)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (32)          (27)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           19            14
  Redeemed.................................................................................          (56)          (59)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (37)          (45)
                                                                                            ============  ============

                                                                                                   AXA GROWTH
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   483,356  $   450,063
  Net realized gain (loss) on investments..................................................     668,510      896,725
  Net change in unrealized appreciation (depreciation) of investments......................  (1,644,100)     203,204
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (492,234)   1,549,992
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  12,659,103   11,432,734
  Transfers between Variable Investment Options including guaranteed interest account, net.    (129,000)   1,403,127
  Redemptions for contract benefits and terminations.......................................    (590,167)    (417,417)
  Contract maintenance charges.............................................................  (3,254,917)  (2,531,987)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,685,019    9,886,457
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   8,192,785   11,436,449
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  34,422,231   22,985,782
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,615,016  $34,422,231
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          64           75
  Redeemed.................................................................................          (8)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          56           66
                                                                                            ===========  ===========

                                                                                                AXA INTERNATIONAL
                                                                                                  CORE MANAGED
                                                                                                 VOLATILITY*(A)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (168,765) $   811,360
  Net realized gain (loss) on investments..................................................     825,718    1,370,978
  Net change in unrealized appreciation (depreciation) of investments......................  (3,571,482)  (9,234,264)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,914,529)  (7,051,926)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,816,133    2,968,241
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,134,981)  46,537,401
  Redemptions for contract benefits and terminations.......................................  (4,199,696)  (1,409,412)
  Contract maintenance charges.............................................................  (4,663,163)  (3,184,166)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (6,181,707)  44,912,064
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (9,096,236)  37,860,138
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  69,547,784   31,687,646
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $60,451,548  $69,547,784
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           3           55
  Redeemed.................................................................................          (8)         (10)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          45
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          38          262
  Redeemed.................................................................................         (74)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (36)         212
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA INTERNATIONAL
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (4,087) $    9,433
  Net realized gain (loss) on investments..................................................     54,903      56,874
  Net change in unrealized appreciation (depreciation) of investments......................   (122,244)   (190,003)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (71,428)   (123,696)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    251,779     225,690
  Transfers between Variable Investment Options including guaranteed interest account, net.    243,715      29,102
  Redemptions for contract benefits and terminations.......................................    (56,457)    (34,332)
  Contract maintenance charges.............................................................    (86,979)    (86,791)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    352,058     133,669
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (38)         35
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    280,592      10,008
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,626,972   1,616,964
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,907,564  $1,626,972
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          6           6
  Redeemed.................................................................................         (4)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2           2
                                                                                            ==========  ==========

                                                                                                AXA INTERNATIONAL
                                                                                                  VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (224,240) $  1,167,317
  Net realized gain (loss) on investments..................................................      22,639       394,163
  Net change in unrealized appreciation (depreciation) of investments......................  (2,468,388)   (8,613,032)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (2,669,989)   (7,051,552)
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,848,746     6,104,497
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,722,684)   (2,438,601)
  Redemptions for contract benefits and terminations.......................................  (4,297,302)   (5,171,748)
  Contract maintenance charges.............................................................  (4,522,794)   (4,836,909)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,694,034)   (6,342,761)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --            --
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,364,023)  (13,394,313)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  86,952,099   100,346,412
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $78,588,076  $ 86,952,099
                                                                                            ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          15            16
  Redeemed.................................................................................         (18)          (23)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................          (3)           (7)
                                                                                            ===========  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          36            34
  Redeemed.................................................................................         (65)          (61)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................         (29)          (27)
                                                                                            ===========  ============

                                                                                                    AXA LARGE
                                                                                                CAP CORE MANAGED
                                                                                                 VOLATILITY*(D)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   200,557  $   214,250
  Net realized gain (loss) on investments..................................................   1,271,936    1,869,411
  Net change in unrealized appreciation (depreciation) of investments......................  (1,398,547)     440,572
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      73,946    2,524,233
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,122,716      875,818
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,068,827)   9,581,407
  Redemptions for contract benefits and terminations.......................................  (1,721,411)    (757,255)
  Contract maintenance charges.............................................................  (1,140,902)    (971,929)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,808,424)   8,728,041
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,734,478)  11,252,274
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,941,884   17,689,610
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,207,406  $28,941,884
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2           20
  Redeemed.................................................................................          (5)          (4)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          16
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7           51
  Redeemed.................................................................................         (17)         (20)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)          31
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   AXA LARGE CAP
                                                                                                  GROWTH MANAGED
                                                                                                  VOLATILITY*(E)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (374,901) $   (432,265)
  Net realized gain (loss) on investments..................................................   25,031,513    14,460,772
  Net change in unrealized appreciation (depreciation) of investments......................  (15,570,393)    6,561,625
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    9,086,219    20,590,132
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,763,098    10,555,460
  Transfers between Variable Investment Options including guaranteed interest account, net.  (11,458,516)   98,121,447
  Redemptions for contract benefits and terminations.......................................  (12,609,788)  (10,984,601)
  Contract maintenance charges.............................................................  (11,933,032)   (9,943,906)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (23,238,238)   87,748,400
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (14,152,019)  108,338,532
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  254,864,364   146,525,832
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $240,712,345  $254,864,364
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           17           132
  Redeemed.................................................................................          (30)          (17)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (13)          115
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           19           313
  Redeemed.................................................................................          (83)         (101)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (64)          212
                                                                                            ============  ============

                                                                                                   AXA LARGE CAP
                                                                                                   VALUE MANAGED
                                                                                                  VOLATILITY*(B)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  4,496,527  $  3,674,947
  Net realized gain (loss) on investments..................................................    3,031,387     2,014,134
  Net change in unrealized appreciation (depreciation) of investments......................  (25,638,035)   38,547,469
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (18,110,121)   44,236,550
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,622,040    22,882,748
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,171,376)   21,144,025
  Redemptions for contract benefits and terminations.......................................  (17,817,932)  (21,867,042)
  Contract maintenance charges.............................................................  (22,236,752)  (22,508,137)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (29,604,020)     (348,406)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (47,714,141)   43,888,144
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  426,014,036   382,125,892
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $378,299,895  $426,014,036
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           28           127
  Redeemed.................................................................................         (131)         (157)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (103)          (30)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           14            79
  Redeemed.................................................................................          (56)          (55)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (42)           24
                                                                                            ============  ============

                                                                                                    AXA MID CAP
                                                                                                   VALUE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    689,850  $    330,398
  Net realized gain (loss) on investments..................................................   10,016,316     9,485,865
  Net change in unrealized appreciation (depreciation) of investments......................  (18,646,381)   11,956,555
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (7,940,215)   21,772,818
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   10,810,969    11,653,042
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,346,675)   (8,701,077)
  Redemptions for contract benefits and terminations.......................................  (11,479,935)  (12,261,568)
  Contract maintenance charges.............................................................   (9,760,716)  (10,192,063)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (18,776,357)  (19,501,666)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (26,716,572)    2,271,152
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  221,773,740   219,502,588
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $195,057,168  $221,773,740
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           21            16
  Redeemed.................................................................................          (81)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (60)          (67)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            2             2
  Redeemed.................................................................................           (4)           (5)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (2)           (3)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
(e)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA MODERATE ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    2,885,676  $    5,692,742
  Net realized gain (loss) on investments..................................................     34,899,254      49,316,133
  Net change in unrealized appreciation (depreciation) of investments......................    (50,142,497)    (29,600,276)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (12,357,567)     25,408,599
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     60,269,452      65,104,652
  Transfers between Variable Investment Options including guaranteed interest account, net.    (29,525,058)    (28,723,505)
  Redemptions for contract benefits and terminations.......................................    (42,568,066)    (47,990,439)
  Contract maintenance charges.............................................................    (66,845,974)    (69,821,503)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (78,669,646)    (81,430,795)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       (120,000)          4,000
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (91,147,213)    (56,018,196)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,000,788,586   1,056,806,782
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $  909,641,373  $1,000,788,586
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            117             128
  Redeemed.................................................................................           (236)           (198)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................           (119)            (70)
                                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................................             44              52
  Redeemed.................................................................................            (83)            (65)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (39)            (13)
                                                                                            ==============  ==============

                                                                                               AXA MODERATE GROWTH
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   883,989  $   854,937
  Net realized gain (loss) on investments..................................................   1,409,991    2,142,642
  Net change in unrealized appreciation (depreciation) of investments......................  (3,067,544)     306,201
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (773,564)   3,303,780
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  21,810,273   23,038,800
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,894,715)  (1,271,660)
  Redemptions for contract benefits and terminations.......................................  (1,274,864)    (674,946)
  Contract maintenance charges.............................................................  (6,812,649)  (5,968,540)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,828,045   15,123,654
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  10,054,481   18,427,434
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  72,533,599   54,106,165
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $82,588,080  $72,533,599
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          98          137
  Redeemed.................................................................................         (25)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          73          107
                                                                                            ===========  ===========

                                                                                                 AXA MODERATE-PLUS
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,998,874  $  4,865,495
  Net realized gain (loss) on investments..................................................   21,355,990    29,055,072
  Net change in unrealized appreciation (depreciation) of investments......................  (30,416,499)  (18,509,863)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,061,635)   15,410,704
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   34,567,691    41,077,346
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,260,685)  (13,130,325)
  Redemptions for contract benefits and terminations.......................................  (22,038,648)  (20,467,546)
  Contract maintenance charges.............................................................  (24,056,954)  (24,771,299)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (21,788,596)  (17,291,824)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (27,850,231)   (1,881,120)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  440,271,751   442,152,871
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $412,421,520  $440,271,751
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          126           157
  Redeemed.................................................................................         (190)         (183)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (64)          (26)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           67            77
  Redeemed.................................................................................          (84)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (17)           (6)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             AXA/AB SMALL CAP GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (872,288) $   (869,387)
  Net realized gain (loss) on investments..................................................   26,787,935    29,202,986
  Net change in unrealized appreciation (depreciation) of investments......................  (31,960,172)  (22,199,345)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,044,525)    6,134,254
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,363,207     8,635,494
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,954,987)   (3,437,638)
  Redemptions for contract benefits and terminations.......................................   (9,969,165)   (9,944,076)
  Contract maintenance charges.............................................................   (7,408,846)   (7,478,158)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (17,969,791)  (12,224,378)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,014,316)   (6,090,124)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  210,786,772   216,876,896
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $186,772,456  $210,786,772
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           35            47
  Redeemed.................................................................................          (58)          (63)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (23)          (16)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            8             8
  Redeemed.................................................................................          (23)          (21)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (15)          (13)
                                                                                            ============  ============

UNIT ACTIVITY CLASS III
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

                                                                                                AXA/LOOMIS SAYLES
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (36,076) $   (37,731)
  Net realized gain (loss) on investments..................................................     248,023    8,361,226
  Net change in unrealized appreciation (depreciation) of investments......................   2,295,473   (6,614,918)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,507,420    1,708,577
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,304,091    1,292,992
  Transfers between Variable Investment Options including guaranteed interest account, net.    (483,793)  (1,829,364)
  Redemptions for contract benefits and terminations.......................................    (932,851)    (973,238)
  Contract maintenance charges.............................................................    (759,674)    (774,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (872,227)  (2,284,157)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,635,193     (575,580)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  23,783,568   24,359,148
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $25,418,761  $23,783,568
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          11           10
  Redeemed.................................................................................         (11)         (27)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --          (17)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9            5
  Redeemed.................................................................................         (14)          (8)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS III
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                BLACKROCK GLOBAL
                                                                                              ALLOCATION V.I. FUND
                                                                                            -----------------------
                                                                                               2015         2014
                                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   91,380  $   229,566
  Net realized gain (loss) on investments..................................................    252,571    1,028,230
  Net change in unrealized appreciation (depreciation) of investments......................   (281,268)  (1,086,044)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     62,683      171,752
                                                                                            ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    581,086      604,223
  Transfers between Variable Investment Options including guaranteed interest account, net.   (574,915)   2,277,995
  Redemptions for contract benefits and terminations.......................................   (436,735)    (149,791)
  Contract maintenance charges.............................................................    (81,360)     (75,239)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (511,924)   2,657,188
                                                                                            ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (449,241)   2,828,940
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  9,834,685    7,005,745
                                                                                            ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $9,385,444  $ 9,834,685
                                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

UNIT ACTIVITY CLASS III
  Issued...................................................................................        103          100
  Redeemed.................................................................................       (100)         (49)
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................          3           51
                                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             CHARTER/SM/ MULTI-SECTOR
                                                                                                      BOND*
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,003,638  $  2,038,723
  Net realized gain (loss) on investments..................................................  (1,270,794)   (1,578,671)
  Net change in unrealized appreciation (depreciation) of investments......................    (625,415)    1,464,577
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    (892,571)    1,924,629
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,814,799     7,235,124
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,012,172)   (2,158,243)
  Redemptions for contract benefits and terminations.......................................  (3,900,039)   (4,702,249)
  Contract maintenance charges.............................................................  (7,348,157)   (7,517,090)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (7,445,569)   (7,142,458)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................     (23,000)           --
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,361,140)   (5,217,829)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  94,904,250   100,122,079
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $86,543,110  $ 94,904,250
                                                                                            ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           8            15
  Redeemed.................................................................................         (29)          (35)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................         (21)          (20)
                                                                                            ===========  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9            11
  Redeemed.................................................................................         (18)          (15)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................          (9)           (4)
                                                                                            ===========  ============

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    12,330  $   (22,396)
  Net realized gain (loss) on investments..................................................     386,736      841,939
  Net change in unrealized appreciation (depreciation) of investments......................  (1,109,153)  (1,199,274)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (710,087)    (379,731)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     867,434    1,032,699
  Transfers between Variable Investment Options including guaranteed interest account, net.    (183,478)  (1,180,366)
  Redemptions for contract benefits and terminations.......................................    (376,683)    (405,749)
  Contract maintenance charges.............................................................    (576,965)    (612,493)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (269,692)  (1,165,909)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (979,779)  (1,545,640)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  12,005,341   13,550,981
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $11,025,562  $12,005,341
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9           19
  Redeemed.................................................................................         (10)         (28)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          (9)
                                                                                            ===========  ===========

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    75,303  $   (35,493)
  Net realized gain (loss) on investments..................................................   1,030,645    1,358,316
  Net change in unrealized appreciation (depreciation) of investments......................  (5,207,967)  (3,188,093)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (4,102,019)  (1,865,270)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,862,922    2,053,675
  Transfers between Variable Investment Options including guaranteed interest account, net.    (697,728)  (1,304,645)
  Redemptions for contract benefits and terminations.......................................  (1,387,873)  (1,655,139)
  Contract maintenance charges.............................................................  (1,544,446)  (1,702,397)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,767,125)  (2,608,506)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,869,144)  (4,473,776)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  31,963,792   36,437,568
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,094,648  $31,963,792
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2            2
  Redeemed.................................................................................          (5)          (7)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (5)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           3            5
  Redeemed.................................................................................          (7)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (4)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             EQ/BLACKROCK BASIC VALUE
                                                                                                      EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,961,888  $  1,497,074
  Net realized gain (loss) on investments..................................................    8,277,931     7,806,487
  Net change in unrealized appreciation (depreciation) of investments......................  (23,808,225)    9,853,286
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (13,568,406)   19,156,847
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   13,668,180    14,233,246
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,965,291)   (4,415,053)
  Redemptions for contract benefits and terminations.......................................   (8,935,025)  (10,109,465)
  Contract maintenance charges.............................................................   (8,701,988)   (8,786,668)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,934,124)   (9,077,940)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (25,502,530)   10,078,907
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  220,345,641   210,266,734
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $194,843,111  $220,345,641
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           77            95
  Redeemed.................................................................................          (62)          (78)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           15            17
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           24            29
  Redeemed.................................................................................          (51)          (51)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (27)          (22)
                                                                                            ============  ============

                                                                                               EQ/BOSTON ADVISORS
                                                                                                 EQUITY INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   262,261  $   262,486
  Net realized gain (loss) on investments..................................................   2,379,815    2,756,866
  Net change in unrealized appreciation (depreciation) of investments......................  (3,020,312)  (1,401,011)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (378,236)   1,618,341
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,547,170    1,584,893
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,256,235)    (877,510)
  Redemptions for contract benefits and terminations.......................................    (707,707)    (948,304)
  Contract maintenance charges.............................................................    (803,785)    (831,876)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,220,557)  (1,072,797)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,598,793)     545,544
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,378,256   19,832,712
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $18,779,463  $20,378,256
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2            3
  Redeemed.................................................................................          (6)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (8)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10           11
  Redeemed.................................................................................         (13)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          --
                                                                                            ===========  ===========

                                                                                              EQ/CALVERT SOCIALLY
                                                                                                 RESPONSIBLE*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   15,509  $    7,938
  Net realized gain (loss) on investments..................................................    322,195      86,355
  Net change in unrealized appreciation (depreciation) of investments......................   (332,743)     77,257
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................      4,961     171,550
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    159,328     137,519
  Transfers between Variable Investment Options including guaranteed interest account, net.    229,937     243,848
  Redemptions for contract benefits and terminations.......................................    (40,419)    (66,908)
  Contract maintenance charges.............................................................    (93,127)    (70,368)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    255,719     244,091
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    260,680     415,641
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,709,303   1,293,662
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,969,983  $1,709,303
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          4           3
  Redeemed.................................................................................         (2)         (1)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2           2
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    EQ/CAPITAL
                                                                                                     GUARDIAN
                                                                                                     RESEARCH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    121,138  $    229,276
  Net realized gain (loss) on investments..................................................    5,081,556     5,375,612
  Net change in unrealized appreciation (depreciation) of investments......................   (3,916,741)    4,535,292
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,285,953    10,140,180
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,962,900     5,133,840
  Transfers between Variable Investment Options including guaranteed interest account, net.    2,738,655    (6,349,377)
  Redemptions for contract benefits and terminations.......................................   (4,214,267)   (5,430,232)
  Contract maintenance charges.............................................................   (4,582,325)   (4,673,300)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,095,037)  (11,319,069)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................      190,916    (1,178,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  108,888,433   110,067,322
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $109,079,349  $108,888,433
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            9            10
  Redeemed.................................................................................           (9)          (16)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            (6)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           48            21
  Redeemed.................................................................................          (50)          (70)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (2)          (49)
                                                                                            ============  ============

                                                                                                    EQ/COMMON STOCK
                                                                                                        INDEX*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   13,276,948  $   11,178,150
  Net realized gain (loss) on investments..................................................     45,550,451      39,236,229
  Net change in unrealized appreciation (depreciation) of investments......................    (66,420,997)    123,150,321
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     (7,593,598)    173,564,700
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     73,389,185      76,043,534
  Transfers between Variable Investment Options including guaranteed interest account, net.    (31,455,451)    (35,876,534)
  Redemptions for contract benefits and terminations.......................................    (70,586,105)    (77,911,580)
  Contract maintenance charges.............................................................    (85,004,784)    (86,788,783)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (113,657,155)   (124,533,363)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        168,200          85,800
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (121,082,553)     49,117,137
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,636,885,255   1,587,768,118
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,515,802,702  $1,636,885,255
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            121              40
  Redeemed.................................................................................           (140)           (146)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (19)           (106)
                                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................................             59              40
  Redeemed.................................................................................           (103)            (95)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (44)            (55)
                                                                                            ==============  ==============

                                                                                                  EQ/CORE BOND
                                                                                                     INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   640,423  $   538,964
  Net realized gain (loss) on investments..................................................      55,854     (113,250)
  Net change in unrealized appreciation (depreciation) of investments......................    (620,665)     681,768
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      75,612    1,107,482
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,274,041    4,201,405
  Transfers between Variable Investment Options including guaranteed interest account, net.     512,897     (534,315)
  Redemptions for contract benefits and terminations.......................................  (2,648,302)  (2,289,572)
  Contract maintenance charges.............................................................  (2,777,678)  (2,820,231)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (639,042)  (1,442,713)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (563,430)    (335,231)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  53,018,758   53,353,989
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $52,455,328  $53,018,758
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          17           18
  Redeemed.................................................................................         (29)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)         (12)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          26           18
  Redeemed.................................................................................         (20)         (17)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           6            1
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/EQUITY 500
                                                                                                      INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  9,154,225  $  7,294,906
  Net realized gain (loss) on investments..................................................   51,635,577    41,915,920
  Net change in unrealized appreciation (depreciation) of investments......................  (57,226,749)   35,876,744
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    3,563,053    85,087,570
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   37,176,653    36,615,002
  Transfers between Variable Investment Options including guaranteed interest account, net.  (14,235,081)  (14,743,490)
  Redemptions for contract benefits and terminations.......................................  (28,737,556)  (30,499,459)
  Contract maintenance charges.............................................................  (30,430,352)  (29,448,656)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (36,226,336)  (38,076,603)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (32,663,283)   47,010,967
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  743,304,673   696,293,706
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $710,641,390  $743,304,673
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          319           362
  Redeemed.................................................................................         (240)         (215)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           79           147
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          132           123
  Redeemed.................................................................................         (115)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           17            40
                                                                                            ============  ============

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (35,615) $   (35,280)
  Net realized gain (loss) on investments..................................................     800,349      724,113
  Net change in unrealized appreciation (depreciation) of investments......................    (442,986)    (502,229)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     321,748      186,604
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,248,542    1,253,239
  Transfers between Variable Investment Options including guaranteed interest account, net.    (238,301)   1,133,335
  Redemptions for contract benefits and terminations.......................................    (455,205)    (556,280)
  Contract maintenance charges.............................................................    (494,671)    (476,658)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      60,365    1,353,636
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     382,113    1,540,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,034,914   12,494,674
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $14,417,027  $14,034,914
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           8           13
  Redeemed.................................................................................          (4)         (12)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           4            1
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          16           22
  Redeemed.................................................................................         (16)         (12)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           10
                                                                                            ===========  ===========

                                                                                              EQ/GAMCO SMALL COMPANY
                                                                                                      VALUE*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    432,838  $     10,062
  Net realized gain (loss) on investments..................................................   14,193,401    13,362,147
  Net change in unrealized appreciation (depreciation) of investments......................  (23,639,812)   (9,134,958)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (9,013,573)    4,237,251
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   14,546,446    13,811,794
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,006,788)   (4,442,749)
  Redemptions for contract benefits and terminations.......................................   (5,416,880)   (5,577,726)
  Contract maintenance charges.............................................................   (5,678,896)   (5,550,128)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (3,556,118)   (1,758,809)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (12,569,691)    2,478,442
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  156,518,596   154,040,154
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $143,948,905  $156,518,596
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           97            84
  Redeemed.................................................................................          (46)          (42)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           51            42
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           40            53
  Redeemed.................................................................................          (65)          (75)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (25)          (22)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (43,082) $    80,749
  Net realized gain (loss) on investments..................................................    (456,911)     135,245
  Net change in unrealized appreciation (depreciation) of investments......................    (266,877)     (83,551)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (766,870)     132,443
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,514,062    1,581,265
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,691,569)    (345,532)
  Redemptions for contract benefits and terminations.......................................  (1,303,750)    (921,719)
  Contract maintenance charges.............................................................  (1,048,125)  (1,088,407)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,529,382)    (774,393)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,296,252)    (641,950)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,316,771   20,958,721
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,020,519  $20,316,771
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          25           19
  Redeemed.................................................................................         (32)         (22)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (7)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7            8
  Redeemed.................................................................................          (8)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          (1)
                                                                                            ===========  ===========

                                                                                                 EQ/INTERMEDIATE
                                                                                                GOVERNMENT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   247,834  $    56,589
  Net realized gain (loss) on investments..................................................     513,974      508,249
  Net change in unrealized appreciation (depreciation) of investments......................    (640,827)     479,791
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     120,981    1,044,629
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,979,433    5,306,331
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,444,063     (426,561)
  Redemptions for contract benefits and terminations.......................................  (2,870,287)  (4,854,130)
  Contract maintenance charges.............................................................  (4,687,918)  (4,960,439)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,134,709)  (4,934,799)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,013,728)  (3,890,170)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  85,238,847   89,129,017
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $84,225,119  $85,238,847
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          67           69
  Redeemed.................................................................................         (62)         (71)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           (2)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          11           11
  Redeemed.................................................................................         (16)         (22)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)         (11)
                                                                                            ===========  ===========

                                                                                                 EQ/INTERNATIONAL
                                                                                                   EQUITY INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  5,650,414  $  8,395,760
  Net realized gain (loss) on investments..................................................   (1,973,019)    2,200,137
  Net change in unrealized appreciation (depreciation) of investments......................  (10,756,200)  (35,202,429)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (7,078,805)  (24,606,532)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   20,403,002    20,817,742
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,974,088)   (4,978,316)
  Redemptions for contract benefits and terminations.......................................  (15,310,518)  (17,170,698)
  Contract maintenance charges.............................................................  (18,480,530)  (19,443,168)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (15,362,134)  (20,774,440)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (22,440,939)  (45,380,972)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  307,558,192   352,939,164
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $285,117,253  $307,558,192
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          129            46
  Redeemed.................................................................................         (130)         (152)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (1)         (106)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           44            30
  Redeemed.................................................................................          (34)          (30)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           10            --
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/INVESCO
                                                                                                  COMSTOCK*(C )
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   491,561  $   299,956
  Net realized gain (loss) on investments..................................................     898,563    1,032,871
  Net change in unrealized appreciation (depreciation) of investments......................  (3,002,888)      11,226
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,612,764)   1,344,053
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,097,352    1,506,716
  Transfers between Variable Investment Options including guaranteed interest account, net.     246,230   13,456,365
  Redemptions for contract benefits and terminations.......................................  (1,075,306)    (786,443)
  Contract maintenance charges.............................................................    (900,350)    (663,324)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     367,926   13,513,314
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,244,838)  14,857,367
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,192,273   10,334,906
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $23,947,435  $25,192,273
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          24           78
  Redeemed.................................................................................         (25)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          64
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          11           42
  Redeemed.................................................................................          (9)          (7)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           2           35
                                                                                            ===========  ===========

                                                                                                EQ/JPMORGAN VALUE
                                                                                                 OPPORTUNITIES*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    89,757  $   191,866
  Net realized gain (loss) on investments..................................................   2,320,971      957,434
  Net change in unrealized appreciation (depreciation) of investments......................  (3,303,606)   2,781,447
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (892,878)   3,930,747
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,922,619    1,684,088
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,367,474    1,018,350
  Redemptions for contract benefits and terminations.......................................  (2,476,576)  (1,696,554)
  Contract maintenance charges.............................................................  (1,534,920)  (1,428,359)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     278,597     (422,475)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (614,281)   3,508,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  32,449,747   28,941,475
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $31,835,466  $32,449,747
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          11           10
  Redeemed.................................................................................          (2)          (3)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           9            7
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          23           12
  Redeemed.................................................................................         (26)         (15)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (3)
                                                                                            ===========  ===========

                                                                                                   EQ/LARGE CAP
                                                                                                   GROWTH INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    554,053  $    570,862
  Net realized gain (loss) on investments..................................................   18,064,248    22,555,941
  Net change in unrealized appreciation (depreciation) of investments......................  (12,845,810)   (8,998,459)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    5,772,491    14,128,344
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,161,484     6,890,119
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,515,818)   (7,157,160)
  Redemptions for contract benefits and terminations.......................................   (5,896,634)   (5,280,786)
  Contract maintenance charges.............................................................   (5,777,822)   (5,591,490)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (6,028,790)  (11,139,317)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (256,299)    2,989,027
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  131,724,470   128,735,443
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $131,468,171  $131,724,470
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           18            19
  Redeemed.................................................................................           (8)          (18)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           10             1
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           46            44
  Redeemed.................................................................................          (87)         (122)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (41)          (78)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  EQ/LARGE CAP
                                                                                                  VALUE INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   326,561  $   226,634
  Net realized gain (loss) on investments..................................................   1,749,009    1,562,386
  Net change in unrealized appreciation (depreciation) of investments......................  (3,029,371)     208,159
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (953,801)   1,997,179
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,768,722    1,440,192
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,038,466    1,711,780
  Redemptions for contract benefits and terminations.......................................    (656,690)    (567,883)
  Contract maintenance charges.............................................................    (770,338)    (643,489)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,380,160    1,940,600
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     426,359    3,937,779
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  19,150,136   15,212,357
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,576,495  $19,150,136
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          27           45
  Redeemed.................................................................................         (25)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           2           11
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          29           22
  Redeemed.................................................................................         (16)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          13            8
                                                                                            ===========  ===========

                                                                                              EQ/MFS INTERNATIONAL
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   133,032  $   259,769
  Net realized gain (loss) on investments..................................................   1,532,904    2,923,594
  Net change in unrealized appreciation (depreciation) of investments......................  (1,675,590)  (5,215,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      (9,654)  (2,031,852)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,002,828    2,935,833
  Transfers between Variable Investment Options including guaranteed interest account, net.     580,007        8,894
  Redemptions for contract benefits and terminations.......................................  (1,893,213)  (1,277,333)
  Contract maintenance charges.............................................................  (1,449,064)  (1,430,431)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     240,558      236,963
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     230,904   (1,794,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  37,393,763   39,188,652
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $37,624,667  $37,393,763
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          39           39
  Redeemed.................................................................................         (41)         (43)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (4)
                                                                                            ===========  ===========

                                                                                                 EQ/MID CAP INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    618,281  $    512,931
  Net realized gain (loss) on investments..................................................    4,142,515     3,246,757
  Net change in unrealized appreciation (depreciation) of investments......................   (8,365,728)    5,674,042
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (3,604,932)    9,433,730
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,380,515     6,963,656
  Transfers between Variable Investment Options including guaranteed interest account, net.       13,980    (2,558,463)
  Redemptions for contract benefits and terminations.......................................   (4,781,665)   (5,493,354)
  Contract maintenance charges.............................................................   (4,650,812)   (4,636,164)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (2,037,982)   (5,724,325)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (5,642,914)    3,709,405
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  116,590,689   112,881,284
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $110,947,775  $116,590,689
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           26            29
  Redeemed.................................................................................          (14)          (19)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           12            10
                                                                                            ============  ============
UNIT ACTIVITY CLASS B
  Issued...................................................................................           34            30
  Redeemed.................................................................................          (42)          (52)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (8)          (22)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/MONEY MARKET*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (659,391) $   (746,612)
  Net realized gain (loss) on investments..................................................          312         1,481
  Net change in unrealized appreciation (depreciation) of investments......................       (2,431)         (448)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................     (661,510)     (745,579)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   77,405,689    63,522,611
  Transfers between Variable Investment Options including guaranteed interest account, net.    7,334,982     2,555,237
  Redemptions for contract benefits and terminations.......................................  (72,524,686)  (62,658,398)
  Contract maintenance charges.............................................................  (18,717,334)  (18,869,362)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (6,501,349)  (15,449,912)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (52,305)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (7,215,164)  (16,195,491)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  167,854,303   184,049,794
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $160,639,139  $167,854,303
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................        3,350         2,481
  Redeemed.................................................................................       (3,047)       (2,531)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          303           (50)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          545           398
  Redeemed.................................................................................         (532)         (475)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           13           (77)
                                                                                            ============  ============

                                                                                              EQ/MORGAN STANLEY MID
                                                                                                   CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (130,225) $  (166,327)
  Net realized gain (loss) on investments..................................................   1,582,739    8,234,253
  Net change in unrealized appreciation (depreciation) of investments......................  (3,988,100)  (8,689,263)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,535,586)    (621,337)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,750,085    4,506,162
  Transfers between Variable Investment Options including guaranteed interest account, net.  (4,784,961)  (5,197,158)
  Redemptions for contract benefits and terminations.......................................  (1,768,750)  (2,219,348)
  Contract maintenance charges.............................................................  (2,012,694)  (2,143,522)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (4,816,320)  (5,053,866)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (7,351,906)  (5,675,203)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  49,806,601   55,481,804
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,454,695  $49,806,601
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           6           20
  Redeemed.................................................................................         (31)         (51)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (25)         (31)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10           14
  Redeemed.................................................................................         (14)         (15)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (1)
                                                                                            ===========  ===========

                                                                                                 EQ/PIMCO ULTRA
                                                                                                   SHORT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    57,973  $    26,659
  Net realized gain (loss) on investments..................................................     (86,263)     (47,094)
  Net change in unrealized appreciation (depreciation) of investments......................    (176,220)    (124,831)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (204,510)    (145,266)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,810,950    3,214,110
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,727,922)  (1,070,012)
  Redemptions for contract benefits and terminations.......................................  (1,481,597)  (2,017,737)
  Contract maintenance charges.............................................................  (2,141,714)  (2,326,290)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,540,283)  (2,199,929)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,744,793)  (2,345,195)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  36,532,893   38,878,088
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,788,100  $36,532,893
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          24           22
  Redeemed.................................................................................         (35)         (49)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (11)         (27)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          13           32
  Redeemed.................................................................................         (25)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)           7
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/QUALITY BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   401,318  $   360,766
  Net realized gain (loss) on investments..................................................    (862,433)  (1,139,345)
  Net change in unrealized appreciation (depreciation) of investments......................     369,294    2,362,839
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (91,821)   1,584,260
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,062,469    6,416,540
  Transfers between Variable Investment Options including guaranteed interest account, net.    (101,756)    (505,122)
  Redemptions for contract benefits and terminations.......................................  (3,454,998)  (4,745,589)
  Contract maintenance charges.............................................................  (5,882,579)  (5,933,799)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (4,376,864)  (4,767,970)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (4,962)     (21,800)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,473,647)  (3,205,510)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  63,498,843   66,704,353
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $59,025,196  $63,498,843
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          25           73
  Redeemed.................................................................................         (39)         (92)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (14)         (19)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          16            8
  Redeemed.................................................................................         (21)         (17)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          (9)
                                                                                            ===========  ===========

                                                                                                 EQ/SMALL COMPANY
                                                                                                      INDEX*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    487,737  $   364,250
  Net realized gain (loss) on investments..................................................    8,164,460    8,762,131
  Net change in unrealized appreciation (depreciation) of investments......................  (12,289,217)  (5,923,647)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (3,637,020)   3,202,734
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,924,510    4,108,392
  Transfers between Variable Investment Options including guaranteed interest account, net.    1,162,433      (98,641)
  Redemptions for contract benefits and terminations.......................................   (2,319,486)  (2,608,299)
  Contract maintenance charges.............................................................   (2,575,376)  (2,472,567)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    1,192,081   (1,071,115)
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (2,444,939)   2,131,619
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   73,802,654   71,671,035
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 71,357,715  $73,802,654
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           35           26
  Redeemed.................................................................................          (23)         (33)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           12           (7)
                                                                                            ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           13           13
  Redeemed.................................................................................           (8)          (7)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................            5            6
                                                                                            ============  ===========

                                                                                             EQ/T. ROWE PRICE GROWTH
                                                                                                     STOCK*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (259,198) $  (224,609)
  Net realized gain (loss) on investments..................................................   6,362,280    4,080,716
  Net change in unrealized appreciation (depreciation) of investments......................     635,064      875,970
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   6,738,146    4,732,077
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,696,576    4,762,591
  Transfers between Variable Investment Options including guaranteed interest account, net.  11,323,002    7,056,426
  Redemptions for contract benefits and terminations.......................................  (2,817,499)  (5,396,648)
  Contract maintenance charges.............................................................  (2,891,497)  (2,442,763)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  12,310,582    3,979,606
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  19,048,728    8,711,683
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  64,703,301   55,991,618
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $83,752,029  $64,703,301
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          96           76
  Redeemed.................................................................................         (26)         (52)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          70           24
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          96           75
  Redeemed.................................................................................         (40)         (60)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          56           15
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/UBS GROWTH &
                                                                                                     INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    29,743  $    29,958
  Net realized gain (loss) on investments..................................................   2,639,675      653,105
  Net change in unrealized appreciation (depreciation) of investments......................  (2,891,098)     599,063
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (221,680)   1,282,126
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     732,568      617,174
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,488,633      765,817
  Redemptions for contract benefits and terminations.......................................    (417,525)    (349,772)
  Contract maintenance charges.............................................................    (415,817)    (304,439)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,387,859      728,780
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,166,179    2,010,906
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,001,086    8,990,180
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $12,167,265  $11,001,086
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          28           18
  Redeemed.................................................................................         (20)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           8            4
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               EQ/WELLS FARGO OMEGA
                                                                                                      GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (260,068) $   (295,604)
  Net realized gain (loss) on investments..................................................    5,924,989    13,789,288
  Net change in unrealized appreciation (depreciation) of investments......................   (4,528,855)  (10,255,614)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,136,066     3,238,070
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,194,777     8,238,185
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,934,276)   (6,910,153)
  Redemptions for contract benefits and terminations.......................................   (2,922,540)   (4,036,928)
  Contract maintenance charges.............................................................   (2,682,081)   (2,691,717)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,344,120)   (5,400,613)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (10,208,054)   (2,162,543)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   94,355,676    96,518,219
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 84,147,622  $ 94,355,676
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           54            80
  Redeemed.................................................................................          (51)          (41)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................            3            39
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           27            66
  Redeemed.................................................................................          (82)          (96)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (55)          (30)
                                                                                            ============  ============

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

                                                                                             FIDELITY(R) VIP ASSET
                                                                                                MANAGER: GROWTH
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   14,257  $   11,784
  Net realized gain (loss) on investments..................................................    116,511      58,173
  Net change in unrealized appreciation (depreciation) of investments......................   (134,182)      5,671
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (3,414)     75,628
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     54,935     110,963
  Transfers between Variable Investment Options including guaranteed interest account, net.    (98,361)     95,830
  Redemptions for contract benefits and terminations.......................................   (130,521)    (81,266)
  Contract maintenance charges.............................................................    (40,114)    (39,203)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (214,061)     86,324
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (217,475)    161,952
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,482,577   1,320,625
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,265,102  $1,482,577
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          3           6
  Redeemed.................................................................................         (5)         (2)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (2)          4
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   FIDELITY(R)
                                                                                                VIP CONTRAFUND(R)
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    371,205  $   298,582
  Net realized gain (loss) on investments..................................................   10,637,114    6,560,290
  Net change in unrealized appreciation (depreciation) of investments......................  (11,146,011)   2,042,775
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (137,692)   8,901,647
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,390,616    3,867,765
  Transfers between Variable Investment Options including guaranteed interest account, net.     (848,601)   8,548,223
  Redemptions for contract benefits and terminations.......................................   (3,261,931)  (2,926,594)
  Contract maintenance charges.............................................................   (1,559,239)  (1,374,503)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,279,155)   8,114,891
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (1,416,847)  17,016,538
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   87,944,966   70,928,428
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 86,528,119  $87,944,966
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           75          168
  Redeemed.................................................................................          (74)         (96)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................            1           72
                                                                                            ============  ===========

                                                                                                  FIDELITY(R)
                                                                                               VIP EQUITY-INCOME
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   33,008  $   26,398
  Net realized gain (loss) on investments..................................................    101,459     142,354
  Net change in unrealized appreciation (depreciation) of investments......................   (182,104)    (91,475)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (47,637)     77,277
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    180,387     185,686
  Transfers between Variable Investment Options including guaranteed interest account, net.     25,905    (147,563)
  Redemptions for contract benefits and terminations.......................................    (79,737)   (446,110)
  Contract maintenance charges.............................................................    (35,183)    (35,230)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     91,372    (443,217)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     43,735    (365,940)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,011,726   1,377,666
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,055,461  $1,011,726
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................         10          11
  Redeemed.................................................................................         (5)        (14)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          5          (3)
                                                                                            ==========  ==========

                                                                                                 FIDELITY(R)
                                                                                                VIP GOVERNMENT
                                                                                                 MONEY MARKET
                                                                                                  PORTFOLIO
                                                                                            ---------------------
                                                                                               2015       2014
                                                                                            ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     110  $       98
  Net realized gain (loss) on investments..................................................        --          --
  Net change in unrealized appreciation (depreciation) of investments......................        --          --
                                                                                            ---------  ----------

  Net increase (decrease) in net assets resulting from operations..........................       110          98
                                                                                            ---------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   197,108     149,036
  Transfers between Variable Investment Options including guaranteed interest account, net.   (35,731)   (310,046)
  Redemptions for contract benefits and terminations.......................................  (125,157)   (135,526)
  Contract maintenance charges.............................................................   (38,345)    (33,082)
                                                                                            ---------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (2,125)   (329,618)
                                                                                            ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (2,015)   (329,520)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   999,490   1,329,010
                                                                                            ---------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 997,475  $  999,490
                                                                                            =========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................        32          40
  Redeemed.................................................................................       (38)        (36)
                                                                                            ---------  ----------
  Net Increase (Decrease)..................................................................        (6)          4
                                                                                            =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  FIDELITY(R)
                                                                                              VIP GROWTH & INCOME
                                                                                                   PORTFOLIO
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   120,857  $   94,753
  Net realized gain (loss) on investments..................................................     743,985     536,796
  Net change in unrealized appreciation (depreciation) of investments......................  (1,074,627)    (33,481)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (209,785)    598,068
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,018,841     877,004
  Transfers between Variable Investment Options including guaranteed interest account, net.    (267,283)    718,326
  Redemptions for contract benefits and terminations.......................................    (418,799)   (242,807)
  Contract maintenance charges.............................................................    (371,527)   (298,880)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     (38,768)  1,053,643
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (248,553)  1,651,711
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,537,673   5,885,962
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,289,120  $7,537,673
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          21          32
  Redeemed.................................................................................         (14)        (17)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           7          15
                                                                                            ===========  ==========

                                                                                                   FIDELITY(R)
                                                                                                 VIP HIGH INCOME
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   259,608  $   424,752
  Net realized gain (loss) on investments..................................................    (311,035)    (118,246)
  Net change in unrealized appreciation (depreciation) of investments......................     (71,837)    (189,707)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (123,264)     116,799
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     321,320      419,436
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,449,802)  (5,261,554)
  Redemptions for contract benefits and terminations.......................................    (343,689)    (977,714)
  Contract maintenance charges.............................................................     (69,434)     (84,307)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,541,605)  (5,904,139)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,664,869)  (5,787,340)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,043,450   10,830,790
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 3,378,581  $ 5,043,450
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          28           74
  Redeemed.................................................................................         (30)         (83)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (9)
                                                                                            ===========  ===========

                                                                                                   FIDELITY(R)
                                                                                                 VIP INVESTMENT
                                                                                                   GRADE BOND
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   196,929  $   164,816
  Net realized gain (loss) on investments..................................................      60,410     (193,722)
  Net change in unrealized appreciation (depreciation) of investments......................    (295,052)     482,178
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (37,713)     453,272
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,102,108      974,837
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,960,405)  (7,335,476)
  Redemptions for contract benefits and terminations.......................................  (1,007,596)    (328,473)
  Contract maintenance charges.............................................................    (282,480)    (191,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,148,373)  (6,880,659)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,186,086)  (6,427,387)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   8,320,035   14,747,422
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,133,949  $ 8,320,035
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................         232          147
  Redeemed.................................................................................        (109)        (107)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         123           40
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   FIDELITY(R)
                                                                                                   VIP MID CAP
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     19,312  $   (29,643)
  Net realized gain (loss) on investments..................................................    3,306,355    1,922,014
  Net change in unrealized appreciation (depreciation) of investments......................   (3,794,851)     (79,185)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (469,184)   1,813,186
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    2,843,143    2,182,088
  Transfers between Variable Investment Options including guaranteed interest account, net.  (11,813,075)    (388,556)
  Redemptions for contract benefits and terminations.......................................   (1,603,290)    (828,918)
  Contract maintenance charges.............................................................     (752,441)    (709,103)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,325,663)     255,511
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (11,794,847)   2,068,697
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   32,757,977   30,689,280
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 20,963,130  $32,757,977
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           78           75
  Redeemed.................................................................................          (67)         (67)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           11            8
                                                                                            ============  ===========

                                                                                                  FIDELITY(R)
                                                                                                   VIP VALUE
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   16,171  $   16,928
  Net realized gain (loss) on investments..................................................    284,278     181,198
  Net change in unrealized appreciation (depreciation) of investments......................   (303,282)    (43,430)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (2,833)    154,696
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     97,970      64,001
  Transfers between Variable Investment Options including guaranteed interest account, net.     61,477     216,839
  Redemptions for contract benefits and terminations.......................................   (406,007)   (143,398)
  Contract maintenance charges.............................................................    (22,440)    (15,894)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (269,000)    121,548
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (271,833)    276,244
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,532,798   1,256,554
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,260,965  $1,532,798
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          7           4
  Redeemed.................................................................................         (4)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          3           1
                                                                                            ==========  ==========

                                                                                                FIDELITY(R)
                                                                                                 VIP VALUE
                                                                                                 STRATEGIES
                                                                                                 PORTFOLIO
                                                                                            -------------------
                                                                                              2015       2014
                                                                                            --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,284  $   2,678
  Net realized gain (loss) on investments..................................................   46,089     50,982
  Net change in unrealized appreciation (depreciation) of investments......................  (60,536)   (34,551)
                                                                                            --------  ---------

  Net increase (decrease) in net assets resulting from operations..........................  (11,163)    19,109
                                                                                            --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   30,680     25,114
  Transfers between Variable Investment Options including guaranteed interest account, net.   19,480     (8,505)
  Redemptions for contract benefits and terminations.......................................  (19,640)  (238,261)
  Contract maintenance charges.............................................................   (8,967)    (7,621)
                                                                                            --------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   21,553   (229,273)
                                                                                            --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   10,390   (210,164)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  322,852    533,016
                                                                                            --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $333,242  $ 322,852
                                                                                            ========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................        2          1
  Redeemed.................................................................................       (1)        (1)
                                                                                            --------  ---------
  Net Increase (Decrease)..................................................................        1         --
                                                                                            ========  =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    FRANKLIN
                                                                                                MUTUAL SHARES VIP
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   332,521  $   229,252
  Net realized gain (loss) on investments..................................................   1,413,779      959,201
  Net change in unrealized appreciation (depreciation) of investments......................  (2,337,146)    (396,363)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (590,846)     792,090
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     521,936      575,528
  Transfers between Variable Investment Options including guaranteed interest account, net.    (768,106)  (1,359,822)
  Redemptions for contract benefits and terminations.......................................    (124,704)    (310,990)
  Contract maintenance charges.............................................................    (228,463)    (224,931)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (599,337)  (1,320,215)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          (85)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,190,183)    (528,210)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,541,844   12,070,054
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $10,351,661  $11,541,844
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          20           23
  Redeemed.................................................................................         (17)         (31)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           3           (8)
                                                                                            ===========  ===========

                                                                                                 FRANKLIN RISING
                                                                                                  DIVIDENDS VIP
                                                                                                       FUND
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    565,726  $   471,414
  Net realized gain (loss) on investments..................................................    7,550,456    3,763,727
  Net change in unrealized appreciation (depreciation) of investments......................  (10,135,616)    (258,664)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (2,019,434)   3,976,477
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,062,950    4,513,820
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,101,597)    (187,144)
  Redemptions for contract benefits and terminations.......................................   (2,033,706)  (1,591,392)
  Contract maintenance charges.............................................................   (1,750,266)  (1,673,409)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,822,619)   1,061,875
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (3,842,053)   5,038,352
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   53,365,263   48,326,911
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 49,523,210  $53,365,263
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................           36           62
  Redeemed.................................................................................          (47)         (56)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          (11)           6
                                                                                            ============  ===========

                                                                                                    FRANKLIN
                                                                                               SMALL CAP VALUE VIP
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    21,145  $    19,852
  Net realized gain (loss) on investments..................................................     740,681    1,068,565
  Net change in unrealized appreciation (depreciation) of investments......................  (1,197,710)  (1,101,350)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (435,884)     (12,933)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     833,373      690,156
  Transfers between Variable Investment Options including guaranteed interest account, net.    (458,667)  (1,146,980)
  Redemptions for contract benefits and terminations.......................................    (156,404)    (177,886)
  Contract maintenance charges.............................................................    (196,334)    (212,742)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      21,968     (847,452)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (413,916)    (860,385)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,652,905    6,513,290
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 5,238,989  $ 5,652,905
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          53           56
  Redeemed.................................................................................         (34)         (40)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          19           16
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               FRANKLIN STRATEGIC
                                                                                                 INCOME VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,791,236  $ 1,472,739
  Net realized gain (loss) on investments..................................................    (161,300)     379,325
  Net change in unrealized appreciation (depreciation) of investments......................  (2,867,623)  (1,511,853)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,237,687)     340,211
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,486,597    3,317,423
  Transfers between Variable Investment Options including guaranteed interest account, net.     765,825    2,310,086
  Redemptions for contract benefits and terminations.......................................  (1,037,707)    (966,418)
  Contract maintenance charges.............................................................  (1,464,388)  (1,286,551)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,750,327    3,374,540
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     512,640    3,714,751
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,647,991   24,933,240
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $29,160,631  $28,647,991
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          52           68
  Redeemed.................................................................................         (38)         (42)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          14           26
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                     GOLDMAN
                                                                                                SACHS VIT MID CAP
                                                                                                   VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (15,962) $    51,562
  Net realized gain (loss) on investments..................................................     760,723    2,577,875
  Net change in unrealized appreciation (depreciation) of investments......................  (1,913,667)  (1,513,842)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,168,906)   1,115,595
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,511,875    1,013,469
  Transfers between Variable Investment Options including guaranteed interest account, net.     653,791      277,277
  Redemptions for contract benefits and terminations.......................................    (824,729)    (230,067)
  Contract maintenance charges.............................................................    (480,547)    (350,778)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     860,390      709,901
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          400
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (308,516)   1,825,896
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  10,519,940    8,694,044
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $10,211,424  $10,519,940
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          23           27
  Redeemed.................................................................................         (19)         (23)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           4            4
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  DIVERSIFIED
                                                                                                 DIVIDEND FUND
                                                                                            -----------------------
                                                                                               2015         2014
                                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   48,269  $    15,803
  Net realized gain (loss) on investments..................................................     65,282      214,406
  Net change in unrealized appreciation (depreciation) of investments......................    (84,879)     (29,610)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     28,672      200,599
                                                                                            ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,118,646      294,863
  Transfers between Variable Investment Options including guaranteed interest account, net.    424,222    1,364,019
  Redemptions for contract benefits and terminations.......................................    (86,877)  (1,065,492)
  Contract maintenance charges.............................................................   (101,274)     (23,890)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,354,717      569,500
                                                                                            ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         35           50
                                                                                            ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,383,424      770,149
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,093,929    1,323,780
                                                                                            ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,477,353  $ 2,093,929
                                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................        139           75
  Redeemed.................................................................................        (52)         (48)
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         87           27
                                                                                            ==========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                     INVESCO
                                                                                                   V.I. GLOBAL
                                                                                                REAL ESTATE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,046,805  $   319,406
  Net realized gain (loss) on investments..................................................     827,125      595,339
  Net change in unrealized appreciation (depreciation) of investments......................  (2,603,707)   2,223,583
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (729,777)   3,138,328
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,774,719    3,723,341
  Transfers between Variable Investment Options including guaranteed interest account, net.     303,717    5,351,423
  Redemptions for contract benefits and terminations.......................................    (885,522)  (1,807,554)
  Contract maintenance charges.............................................................  (1,214,081)    (905,412)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,978,833    6,361,798
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          70          255
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,249,126    9,500,381
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  30,513,428   21,013,047
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $32,762,554  $30,513,428
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         131          135
  Redeemed.................................................................................         (80)         (47)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          51           88
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  INTERNATIONAL
                                                                                                   GROWTH FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   341,505  $   319,823
  Net realized gain (loss) on investments..................................................   1,242,626      842,586
  Net change in unrealized appreciation (depreciation) of investments......................  (2,527,271)  (1,327,365)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (943,140)    (164,956)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,983,383    3,445,932
  Transfers between Variable Investment Options including guaranteed interest account, net.     448,720    5,281,636
  Redemptions for contract benefits and terminations.......................................    (834,532)  (1,192,591)
  Contract maintenance charges.............................................................    (876,245)    (691,799)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,721,326    6,843,178
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         400           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,778,586    6,678,222
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,704,895   22,026,673
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $30,483,481  $28,704,895
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         176          193
  Redeemed.................................................................................        (122)         (70)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          54          123
                                                                                            ===========  ===========

                                                                                                    INVESCO
                                                                                                 V.I. MID CAP
                                                                                               CORE EQUITY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (5,944) $   (9,898)
  Net realized gain (loss) on investments..................................................    339,352     588,270
  Net change in unrealized appreciation (depreciation) of investments......................   (457,303)   (451,778)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (123,895)    126,594
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    297,238     281,673
  Transfers between Variable Investment Options including guaranteed interest account, net.   (406,979)   (409,266)
  Redemptions for contract benefits and terminations.......................................   (185,160)    (69,997)
  Contract maintenance charges.............................................................    (97,105)    (94,460)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (392,006)   (292,050)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --         (60)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (515,901)   (165,516)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,519,405   3,684,921
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,003,504  $3,519,405
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         12           8
  Redeemed.................................................................................        (10)         (9)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2          (1)
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             INVESCO V.I. SMALL CAP
                                                                                                  EQUITY FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (10,192) $  (11,012)
  Net realized gain (loss) on investments..................................................   1,041,774     625,538
  Net change in unrealized appreciation (depreciation) of investments......................  (1,307,587)   (552,554)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (276,005)     61,972
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     495,913     339,593
  Transfers between Variable Investment Options including guaranteed interest account, net.     308,850    (195,982)
  Redemptions for contract benefits and terminations.......................................     (85,822)   (151,402)
  Contract maintenance charges.............................................................    (162,699)   (137,588)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     556,242    (145,379)
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --         260
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     280,237     (83,147)

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   4,096,018   4,179,165
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 4,376,255  $4,096,018
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========
UNIT ACTIVITY SERIES II
  Issued...................................................................................           9          10
  Redeemed.................................................................................          (5)        (10)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           4          --
                                                                                            ===========  ==========

                                                                                                IVY FUNDS VIP
                                                                                                  DIVIDEND
                                                                                                OPPORTUNITIES
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   8,002  $   9,370
  Net realized gain (loss) on investments..................................................    66,058     92,622
  Net change in unrealized appreciation (depreciation) of investments......................   (92,192)   (34,895)
                                                                                            ---------  ---------

  Net increase (decrease) in net assets resulting from operations..........................   (18,132)    67,097
                                                                                            ---------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    70,462     30,853
  Transfers between Variable Investment Options including guaranteed interest account, net.  (118,236)  (299,515)
  Redemptions for contract benefits and terminations.......................................   (91,561)   (19,313)
  Contract maintenance charges.............................................................   (20,090)   (21,210)
                                                                                            ---------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (159,425)  (309,185)
                                                                                            ---------  ---------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        --         --
                                                                                            ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (177,557)  (242,088)

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   703,003    945,091
                                                                                            ---------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 525,446  $ 703,003
                                                                                            =========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         9          7
  Redeemed.................................................................................       (11)        (7)
                                                                                            ---------  ---------
  Net Increase (Decrease)..................................................................        (2)        --
                                                                                            =========  =========
UNIT ACTIVITY SERIES II
  Issued...................................................................................        --         --
  Redeemed.................................................................................        --         --
                                                                                            ---------  ---------
  Net Increase (Decrease)..................................................................        --         --
                                                                                            =========  =========


                                                                                              IVY FUNDS VIP ENERGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (42,535) $   (50,896)
  Net realized gain (loss) on investments..................................................    (546,896)   1,404,086
  Net change in unrealized appreciation (depreciation) of investments......................  (3,144,450)  (3,699,872)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (3,733,881)  (2,346,682)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,272,805    1,958,125
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,922,152    5,191,083
  Redemptions for contract benefits and terminations.......................................    (408,351)    (812,984)
  Contract maintenance charges.............................................................    (711,827)    (671,372)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,074,779    5,664,852
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,350         (100)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (657,752)   3,318,070

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,919,242   11,601,172
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $14,261,490  $14,919,242
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         117           99
  Redeemed.................................................................................         (73)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          44           49
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               IVY FUNDS VIP HIGH
                                                                                                     INCOME
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,165,551  $   502,507
  Net realized gain (loss) on investments..................................................    (162,745)     158,702
  Net change in unrealized appreciation (depreciation) of investments......................  (2,489,988)    (767,518)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,487,182)    (106,309)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,684,728    2,928,324
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,117,231   10,078,604
  Redemptions for contract benefits and terminations.......................................    (773,114)    (427,194)
  Contract maintenance charges.............................................................  (1,086,019)    (684,191)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,942,826   11,895,543
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          21          100
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,455,665   11,789,334
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  17,934,447    6,145,113
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $20,390,112  $17,934,447
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         222          198
  Redeemed.................................................................................         (83)         (38)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         139          160
                                                                                            ===========  ===========

                                                                                              IVY FUNDS VIP MID CAP
                                                                                                     GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (87,298) $   (78,905)
  Net realized gain (loss) on investments..................................................   3,157,733    2,524,870
  Net change in unrealized appreciation (depreciation) of investments......................  (4,925,907)    (544,086)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,855,472)   1,901,879
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,975,658    2,938,088
  Transfers between Variable Investment Options including guaranteed interest account, net.     527,200    2,151,516
  Redemptions for contract benefits and terminations.......................................  (1,150,583)  (1,755,671)
  Contract maintenance charges.............................................................    (924,098)    (892,761)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,428,177    2,441,172
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,100           50
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (426,195)   4,343,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,519,828   24,176,727
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $28,093,633  $28,519,828
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          65          102
  Redeemed.................................................................................         (52)         (63)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          13           39
                                                                                            ===========  ===========

                                                                                            IVY FUNDS VIP SCIENCE AND
                                                                                                   TECHNOLOGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (73,140) $   (66,084)
  Net realized gain (loss) on investments..................................................   1,111,758    2,743,390
  Net change in unrealized appreciation (depreciation) of investments......................  (2,099,490)  (2,128,934)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,060,872)     548,372
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,170,986    2,350,015
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,552,080    4,815,879
  Redemptions for contract benefits and terminations.......................................    (585,991)    (995,007)
  Contract maintenance charges.............................................................    (829,343)    (599,111)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   5,307,732    5,571,776
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,246,860    6,120,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  22,263,940   16,143,792
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,510,800  $22,263,940
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         120          154
  Redeemed.................................................................................         (67)         (96)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          53           58
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  IVY FUNDS VIP
                                                                                                SMALL CAP GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (22,237) $   (17,017)
  Net realized gain (loss) on investments..................................................   1,161,881    1,187,788
  Net change in unrealized appreciation (depreciation) of investments......................  (1,250,082)  (1,130,384)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (110,438)      40,387
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     843,457      623,308
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,826,825     (954,751)
  Redemptions for contract benefits and terminations.......................................    (238,526)    (210,159)
  Contract maintenance charges.............................................................    (287,813)    (229,579)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,143,943     (771,181)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,033,505     (730,794)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,917,196    6,647,990
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,950,701  $ 5,917,196
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          38           30
  Redeemed.................................................................................         (12)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          26           (3)
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                LAZARD RETIREMENT
                                                                                                EMERGING MARKETS
                                                                                                EQUITY PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   404,747  $   680,689
  Net realized gain (loss) on investments..................................................  (1,411,640)     565,606
  Net change in unrealized appreciation (depreciation) of investments......................  (8,487,944)  (3,490,208)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (9,494,837)  (2,243,913)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,363,281    5,858,004
  Transfers between Variable Investment Options including guaranteed interest account, net.    (168,244)    (667,892)
  Redemptions for contract benefits and terminations.......................................  (1,275,876)  (2,289,286)
  Contract maintenance charges.............................................................  (1,838,569)  (1,833,760)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,080,592    1,067,066
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        5,465
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,414,245)  (1,171,382)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  45,487,910   46,659,292
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $39,073,665  $45,487,910
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................         252          214
  Redeemed.................................................................................        (145)        (182)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         107           32
                                                                                            ===========  ===========

                                                                                              MFS(R) INTERNATIONAL
                                                                                                 VALUE PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,016,259  $   904,046
  Net realized gain (loss) on investments..................................................   3,681,049    3,351,009
  Net change in unrealized appreciation (depreciation) of investments......................  (1,260,811)  (3,831,095)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,436,497      423,960
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   7,540,782    5,526,671
  Transfers between Variable Investment Options including guaranteed interest account, net.   5,123,524    3,424,322
  Redemptions for contract benefits and terminations.......................................  (2,387,655)  (2,121,179)
  Contract maintenance charges.............................................................  (1,963,590)  (1,556,027)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,313,061    5,273,787
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,371         (300)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  11,750,929    5,697,447
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  57,722,309   52,024,862
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $69,473,238  $57,722,309
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................         233          192
  Redeemed.................................................................................        (116)        (109)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         117           83
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            MFS(R) INVESTORS TRUST
                                                                                                    SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,853  $    8,662
  Net realized gain (loss) on investments..................................................    311,678     235,540
  Net change in unrealized appreciation (depreciation) of investments......................   (329,890)    (61,538)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (9,359)    182,664
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    203,246     183,105
  Transfers between Variable Investment Options including guaranteed interest account, net.     96,571     308,423
  Redemptions for contract benefits and terminations.......................................   (109,458)    (19,309)
  Contract maintenance charges.............................................................    (71,756)    (65,864)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    118,603     406,355
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    109,244     589,019
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,089,386   1,500,367
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,198,630  $2,089,386
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          3           5
  Redeemed.................................................................................         (2)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           2
                                                                                            ==========  ==========

                                                                                            MFS(R) MASSACHUSETTS
                                                                                              INVESTORS GROWTH
                                                                                            STOCK PORTFOLIO(F)(G)
                                                                                            ---------------------
                                                                                                    2015
                                                                                            ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................................      $    4,227
  Net realized gain (loss) on investments..................................................         169,992
  Net change in unrealized appreciation (depreciation) of investments......................        (214,567)
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from operations..........................         (40,348)
                                                                                                 ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................         260,122
  Transfers between Variable Investment Options including guaranteed interest account, net.       2,035,102
  Redemptions for contract benefits and terminations.......................................         (22,952)
  Contract maintenance charges.............................................................         (76,742)
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       2,195,530
                                                                                                 ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................              --
                                                                                                 ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................       2,155,182
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................              --
                                                                                                 ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................      $2,155,182
                                                                                                 ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................              15
  Redeemed.................................................................................              (2)
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              13
                                                                                                 ==========


                                                                                            MFS(R) UTILITIES SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   84,079  $   33,820
  Net realized gain (loss) on investments..................................................     63,030     296,542
  Net change in unrealized appreciation (depreciation) of investments......................   (455,157)   (111,004)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (308,048)    219,358
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    526,930     273,947
  Transfers between Variable Investment Options including guaranteed interest account, net.   (184,620)    128,388
  Redemptions for contract benefits and terminations.......................................   (192,830)   (173,685)
  Contract maintenance charges.............................................................    (61,889)    (40,282)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     87,591     188,368
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        500          75
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (219,957)    407,801
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,860,053   1,452,252
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,640,096  $1,860,053
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................         49          55
  Redeemed.................................................................................        (41)        (32)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          8          23
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(f)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
(g)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   MULTIMANAGER
                                                                                                AGGRESSIVE EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,604,859) $ (1,822,431)
  Net realized gain (loss) on investments..................................................   18,378,895    16,355,359
  Net change in unrealized appreciation (depreciation) of investments......................   (2,344,791)   25,002,884
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   14,429,245    39,535,812
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,690,865    23,751,805
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,428,641)  (10,117,494)
  Redemptions for contract benefits and terminations.......................................  (20,525,773)  (23,168,639)
  Contract maintenance charges.............................................................  (23,061,558)  (24,008,667)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (31,325,107)  (33,542,995)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (52,000)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (16,947,862)    5,992,817
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  417,633,489   411,640,672
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $400,685,627  $417,633,489
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            9            10
  Redeemed.................................................................................          (52)          (55)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (43)          (45)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            9             6
  Redeemed.................................................................................          (18)          (25)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (9)          (19)
                                                                                            ============  ============

                                                                                                  MULTIMANAGER
                                                                                                   CORE BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,191,254  $ 1,359,410
  Net realized gain (loss) on investments..................................................    (551,689)     291,286
  Net change in unrealized appreciation (depreciation) of investments......................    (723,006)     876,293
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (83,441)   2,526,989
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,625,522    5,811,772
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,402,831)  (1,629,063)
  Redemptions for contract benefits and terminations.......................................  (2,784,242)  (3,646,366)
  Contract maintenance charges.............................................................  (4,681,994)  (4,894,555)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,243,545)  (4,358,212)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,326,986)  (1,831,223)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  76,338,086   78,169,309
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $71,011,100  $76,338,086
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          17           32
  Redeemed.................................................................................         (25)         (21)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (8)          11
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          21           33
  Redeemed.................................................................................         (44)         (54)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (23)         (21)
                                                                                            ===========  ===========

                                                                                                  MULTIMANAGER
                                                                                                 MID CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (109,360) $  (111,491)
  Net realized gain (loss) on investments..................................................   3,398,443    4,783,492
  Net change in unrealized appreciation (depreciation) of investments......................  (3,804,113)  (3,243,091)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (515,030)   1,428,910
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,091,374    1,563,466
  Transfers between Variable Investment Options including guaranteed interest account, net.    (306,387)  (1,177,086)
  Redemptions for contract benefits and terminations.......................................  (1,356,684)  (1,500,535)
  Contract maintenance charges.............................................................  (2,390,878)  (2,251,614)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,962,575)  (3,365,769)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         600         (600)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,477,005)  (1,937,459)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  33,085,644   35,023,103
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $30,608,639  $33,085,644
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           1            2
  Redeemed.................................................................................          (3)          (5)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10            7
  Redeemed.................................................................................         (16)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (6)         (12)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  MULTIMANAGER
                                                                                                 MID CAP VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   160,456  $    43,047
  Net realized gain (loss) on investments..................................................   2,399,375    2,884,503
  Net change in unrealized appreciation (depreciation) of investments......................  (5,330,868)    (429,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,771,037)   2,497,760
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,079,934    2,300,533
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,621,322)  (1,052,196)
  Redemptions for contract benefits and terminations.......................................  (1,843,466)  (2,944,051)
  Contract maintenance charges.............................................................  (2,060,559)  (2,146,767)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,445,413)  (3,842,481)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --       26,875
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,216,450)  (1,317,846)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  50,672,338   51,990,184
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $44,455,888  $50,672,338
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           3           19
  Redeemed.................................................................................          (6)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (6)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7           13
  Redeemed.................................................................................         (17)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)         (12)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                  MULTIMANAGER
                                                                                                   TECHNOLOGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (352,910) $  (345,783)
  Net realized gain (loss) on investments..................................................  13,094,897   12,252,829
  Net change in unrealized appreciation (depreciation) of investments......................  (7,570,893)  (1,474,724)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   5,171,094   10,432,322
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,026,899    4,936,298
  Transfers between Variable Investment Options including guaranteed interest account, net.  (4,046,732)  (1,376,236)
  Redemptions for contract benefits and terminations.......................................  (4,554,030)  (4,582,287)
  Contract maintenance charges.............................................................  (3,931,501)  (3,840,696)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (7,505,364)  (4,862,921)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,334,270)   5,569,401
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  89,921,644   84,352,243
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $87,587,374  $89,921,644
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           7           11
  Redeemed.................................................................................          (8)          (8)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)           3
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          19           22
  Redeemed.................................................................................         (49)         (44)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (30)         (22)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                NATURAL RESOURCES
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        --  $        --
  Net realized gain (loss) on investments..................................................  (3,257,160)     575,631
  Net change in unrealized appreciation (depreciation) of investments......................   1,433,715   (2,195,579)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,823,445)  (1,619,948)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     322,975      388,504
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,143,861    2,740,582
  Redemptions for contract benefits and terminations.......................................  (4,463,576)  (3,118,339)
  Contract maintenance charges.............................................................     (79,443)     (86,624)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,076,183)     (75,877)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          83           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,899,545)  (1,695,825)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,525,500    9,221,325
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 2,625,955  $ 7,525,500
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................         292          127
  Redeemed.................................................................................        (347)        (109)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (55)          18
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                      PIMCO
                                                                                             COMMODITYREALRETURN(R)
                                                                                               STRATEGY PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   360,773  $     2,354
  Net realized gain (loss) on investments..................................................  (1,069,197)    (517,257)
  Net change in unrealized appreciation (depreciation) of investments......................  (1,912,720)  (1,541,501)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,621,144)  (2,056,404)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,475,903    1,538,474
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,008,736      192,216
  Redemptions for contract benefits and terminations.......................................    (318,138)    (182,835)
  Contract maintenance charges.............................................................    (492,016)    (513,734)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,674,485    1,034,121
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          (65)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (946,659)  (1,022,348)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   9,022,434   10,044,782
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,075,775  $ 9,022,434
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................          42           30
  Redeemed.................................................................................         (19)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          23           11
                                                                                            ===========  ===========

                                                                                                PIMCO REAL RETURN
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   932,846  $   309,593
  Net realized gain (loss) on investments..................................................    (552,388)  (1,833,750)
  Net change in unrealized appreciation (depreciation) of investments......................  (1,140,066)   2,377,805
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (759,608)     853,648
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,321,536    3,476,355
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,761,195)  (5,379,460)
  Redemptions for contract benefits and terminations.......................................    (814,993)  (1,827,974)
  Contract maintenance charges.............................................................  (1,271,009)  (1,426,605)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,525,661)  (5,157,684)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        1,529
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,285,269)  (4,302,507)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,635,978   29,938,485
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $23,350,709  $25,635,978
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................          70          228
  Redeemed.................................................................................         (75)        (267)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)         (39)
                                                                                            ===========  ===========

                                                                                               PIMCO TOTAL RETURN
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 3,012,658  $ 1,210,990
  Net realized gain (loss) on investments..................................................     306,202     (228,337)
  Net change in unrealized appreciation (depreciation) of investments......................  (3,274,363)   1,568,616
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      44,497    2,551,269
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,714,449    6,287,861
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,807,499)  (7,263,401)
  Redemptions for contract benefits and terminations.......................................  (1,363,790)  (2,653,150)
  Contract maintenance charges.............................................................  (2,456,350)  (2,405,613)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      86,810   (6,034,303)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       9,026        2,102
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     140,333   (3,480,932)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  63,291,212   66,772,144
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $63,431,545  $63,291,212
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................         173          214
  Redeemed.................................................................................        (199)        (276)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (26)         (62)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              T. ROWE PRICE EQUITY
                                                                                              INCOME PORTFOLIO--II
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   231,469  $   218,029
  Net realized gain (loss) on investments..................................................   1,327,697    1,625,081
  Net change in unrealized appreciation (depreciation) of investments......................  (3,142,396)    (566,990)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,583,230)   1,276,120
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     729,373      838,669
  Transfers between Variable Investment Options including guaranteed interest account, net.    (796,960)    (896,202)
  Redemptions for contract benefits and terminations.......................................  (1,379,850)    (771,781)
  Contract maintenance charges.............................................................    (450,816)    (458,148)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,898,253)  (1,287,462)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,481,483)     (11,342)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,538,620   20,549,962
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,057,137  $20,538,620
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          16           23
  Redeemed.................................................................................         (28)         (32)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)          (9)
                                                                                            ===========  ===========

                                                                                              T. ROWE PRICE HEALTH
                                                                                             SCIENCES PORTFOLIO--II
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        --  $        --
  Net realized gain (loss) on investments..................................................   1,385,917    1,969,265
  Net change in unrealized appreciation (depreciation) of investments......................    (741,390)    (527,699)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     644,527    1,441,566
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     875,982      445,971
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,222,365)     350,843
  Redemptions for contract benefits and terminations.......................................    (239,896)  (1,189,878)
  Contract maintenance charges.............................................................     (79,461)     (52,298)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (665,740)    (445,362)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (21,213)     996,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   6,011,111    5,014,907
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 5,989,898  $ 6,011,111
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          52           50
  Redeemed.................................................................................         (34)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          18           17
                                                                                            ===========  ===========

                                                                                                TARGET 2015
                                                                                                ALLOCATION*
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,696  $    465
  Net realized gain (loss) on investments..................................................      684    10,010
  Net change in unrealized appreciation (depreciation) of investments......................   (9,414)   (8,895)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................   (6,034)    1,580
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,919    15,501
  Transfers between Variable Investment Options including guaranteed interest account, net.  179,183     4,026
  Redemptions for contract benefits and terminations.......................................   (5,190)  (94,445)
  Contract maintenance charges.............................................................   (6,457)   (6,749)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  190,455   (81,667)
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  184,421   (80,087)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   38,427   118,514
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $222,848  $ 38,427
                                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................       11         1
  Redeemed.................................................................................       (1)       (1)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       10        --
                                                                                            ========  ========

UNIT ACTIVITY CLASS II
  Issued...................................................................................       --        --
  Redeemed.................................................................................       --        --
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       --        --
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 TARGET 2025
                                                                                                 ALLOCATION*
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   15,825  $ 11,284
  Net realized gain (loss) on investments..................................................     10,239   107,050
  Net change in unrealized appreciation (depreciation) of investments......................    (51,597)  (88,901)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from operations..........................    (25,533)   29,433
                                                                                            ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    349,420   372,539
  Transfers between Variable Investment Options including guaranteed interest account, net.    190,622   101,084
  Redemptions for contract benefits and terminations.......................................   (101,703)  (39,606)
  Contract maintenance charges.............................................................    (66,966)  (54,077)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    371,373   379,940
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --        --
                                                                                            ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    345,840   409,373
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................    915,387   506,014
                                                                                            ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,261,227  $915,387
                                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         25        24
  Redeemed.................................................................................        (22)       (5)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................          3        19
                                                                                            ==========  ========

                                                                                                TARGET 2035
                                                                                                ALLOCATION*
                                                                                            -------------------
                                                                                               2015      2014
                                                                                            ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  10,405  $ 11,871
  Net realized gain (loss) on investments..................................................    10,585   103,790
  Net change in unrealized appreciation (depreciation) of investments......................   (41,736)  (76,542)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from operations..........................   (20,746)   39,119
                                                                                            ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   215,598   107,014
  Transfers between Variable Investment Options including guaranteed interest account, net.  (219,204)   65,168
  Redemptions for contract benefits and terminations.......................................   (20,528)   (5,953)
  Contract maintenance charges.............................................................   (25,379)  (31,144)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (49,513)  135,085
                                                                                            ---------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        --        --
                                                                                            ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (70,259)  174,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   934,182   759,978
                                                                                            ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 863,923  $934,182
                                                                                            =========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        12         7
  Redeemed.................................................................................        (6)       (1)
                                                                                            ---------  --------
  Net Increase (Decrease)..................................................................         6         6
                                                                                            =========  ========

                                                                                                TARGET 2045
                                                                                                ALLOCATION*
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  7,396  $  3,308
  Net realized gain (loss) on investments..................................................   10,844    37,762
  Net change in unrealized appreciation (depreciation) of investments......................  (32,217)  (29,346)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................  (13,977)   11,724
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  233,261    50,819
  Transfers between Variable Investment Options including guaranteed interest account, net.  122,955      (898)
  Redemptions for contract benefits and terminations.......................................   (9,702)       --
  Contract maintenance charges.............................................................  (20,436)  (11,606)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  326,078    38,315
                                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (18)       --
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  312,083    50,039
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  259,256   209,217
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $571,339  $259,256
                                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        8         4
  Redeemed.................................................................................       (1)       (2)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................        7         2
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             TARGET 2055
                                                                                            ALLOCATION*(H)
                                                                                            --------------
                                                                                                 2015
                                                                                            --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................................    $   649
  Net realized gain (loss) on investments..................................................        204
  Net change in unrealized appreciation (depreciation) of investments......................       (593)
                                                                                               -------

  Net increase (decrease) in net assets resulting from operations..........................        260
                                                                                               -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      5,479
  Transfers between Variable Investment Options including guaranteed interest account, net.     40,360
  Redemptions for contract benefits and terminations.......................................         --
  Contract maintenance charges.............................................................       (512)
                                                                                               -------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     45,327
                                                                                               -------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --
                                                                                               -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     45,587
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................         --
                                                                                               -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................    $45,587
                                                                                               =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         --
  Redeemed.................................................................................         --
                                                                                               -------
  Net Increase (Decrease)..................................................................         --
                                                                                               =======

UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --
  Redeemed.................................................................................         --
                                                                                               -------
  Net Increase (Decrease)..................................................................         --
                                                                                               =======

                                                                                              TEMPLETON DEVELOPING
                                                                                                MARKETS VIP FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   149,222  $  110,609
  Net realized gain (loss) on investments..................................................     548,600     (93,797)
  Net change in unrealized appreciation (depreciation) of investments......................  (2,539,693)   (916,763)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,841,871)   (899,951)
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,329,546   1,305,745
  Transfers between Variable Investment Options including guaranteed interest account, net.    (400,670)     86,467
  Redemptions for contract benefits and terminations.......................................    (270,579)   (167,241)
  Contract maintenance charges.............................................................    (504,905)   (531,641)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     153,392     693,330
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --       1,200
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,688,479)   (205,421)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   9,492,697   9,698,118
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,804,218  $9,492,697
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

UNIT ACTIVITY CLASS 2
  Issued...................................................................................          25          22
  Redeemed.................................................................................         (23)        (15)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           2           7
                                                                                            ===========  ==========

                                                                                              TEMPLETON GLOBAL BOND
                                                                                                    VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 3,401,050  $ 2,240,263
  Net realized gain (loss) on investments..................................................    (733,997)    (602,205)
  Net change in unrealized appreciation (depreciation) of investments......................  (4,661,392)  (1,058,101)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,994,339)     579,957
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,974,465    6,271,160
  Transfers between Variable Investment Options including guaranteed interest account, net.  (5,473,500)  (7,780,118)
  Redemptions for contract benefits and terminations.......................................  (1,408,496)  (3,730,317)
  Contract maintenance charges.............................................................  (2,177,477)  (2,114,297)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,085,008)  (7,353,572)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,079,347)  (6,773,615)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  47,540,630   54,314,245
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,461,283  $47,540,630
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS 2
  Issued...................................................................................         142          233
  Redeemed.................................................................................        (128)        (249)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          14          (16)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               TEMPLETON GROWTH
                                                                                                   VIP FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  111,499  $   48,373
  Net realized gain (loss) on investments..................................................     97,988     292,132
  Net change in unrealized appreciation (depreciation) of investments......................   (521,605)   (550,198)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (312,118)   (209,693)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    528,753     406,783
  Transfers between Variable Investment Options including guaranteed interest account, net.   (663,808)  1,309,725
  Redemptions for contract benefits and terminations.......................................   (193,181)   (244,281)
  Contract maintenance charges.............................................................   (227,703)   (216,301)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (555,939)  1,255,926
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (868,057)  1,046,233
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,381,040   4,334,807
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $4,512,983  $5,381,040
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          7          18
  Redeemed.................................................................................        (10)        (11)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (3)          7
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                             VAN ECK VIP GLOBAL HARD
                                                                                                   ASSETS FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (24,746) $   (39,339)
  Net realized gain (loss) on investments..................................................  (1,116,143)     (67,285)
  Net change in unrealized appreciation (depreciation) of investments......................  (3,080,845)  (2,568,811)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (4,221,734)  (2,675,435)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,597,508    1,710,215
  Transfers between Variable Investment Options including guaranteed interest account, net.     992,203      597,199
  Redemptions for contract benefits and terminations.......................................    (389,830)    (462,597)
  Contract maintenance charges.............................................................    (598,429)    (620,639)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,601,452    1,224,178
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,620,282)  (1,451,257)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,179,645   12,630,902
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,559,363  $11,179,645
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................          55           45
  Redeemed.................................................................................         (35)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          20           12
                                                                                            ===========  ===========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               VANGUARD VARIABLE
                                                                                               INSURANCE FUND--
                                                                                            EQUITY INDEX PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   82,273  $   71,737
  Net realized gain (loss) on investments..................................................    517,405     460,300
  Net change in unrealized appreciation (depreciation) of investments......................   (563,764)    291,651
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     35,914     823,688
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    482,934     445,838
  Transfers between Variable Investment Options including guaranteed interest account, net.     69,255     179,080
  Redemptions for contract benefits and terminations.......................................   (102,881)   (137,184)
  Contract maintenance charges.............................................................   (170,748)   (186,396)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    278,560     301,338
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    314,474   1,125,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  7,589,133   6,464,107
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $7,903,607  $7,589,133
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................          5           8
  Redeemed.................................................................................         (4)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           2
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series/(R)/, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES/(R)/
 .   American Funds Insurance Series/(R)/ Global Small Capitalization Fund/SM/
 .   American Funds Insurance Series/(R)/ New World Fund(R)

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA/AB Small Cap Growth/(1)/
 .   AXA/Loomis Sayles Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Government Money Market Portfolio/(2)/
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Mutual Shares VIP Fund
 .   Franklin Rising Dividends VIP Fund
 .   Franklin Small Cap Value VIP Fund
 .   Franklin Strategic Income VIP Fund
 .   Templeton Developing Markets VIP Fund
 .   Templeton Global Bond VIP Fund
 .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Real Return Portfolio
 .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio

  (1)Formerly known as EQ/AllianceBernstein Small Cap Growth.
  (2)Formerly known as Fidelity(R) VIP Money Market Portfolio.

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer. II
 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL Legacy III
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES     SALES
                                                      ----------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................... $ 2,954,043 $ 1,386,592
ALL ASSET GROWTH-ALT 20..............................   3,819,263   2,594,130
ALL ASSET MODERATE GROWTH-ALT 15.....................   4,571,769     901,820
AMERICAN CENTURY VP MID CAP VALUE FUND...............  14,752,347   8,911,509
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/.............................   3,069,231     953,614
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).   3,450,800     799,315
AXA 400 MANAGED VOLATILITY...........................   1,119,381     705,884
AXA 500 MANAGED VOLATILITY...........................   1,879,209   1,614,077
AXA 2000 MANAGED VOLATILITY..........................     693,782     719,023
AXA AGGRESSIVE ALLOCATION............................  21,258,146  16,929,393
AXA BALANCED STRATEGY................................   5,673,354     661,023
AXA CONSERVATIVE ALLOCATION..........................   5,376,719   7,586,054
AXA CONSERVATIVE GROWTH STRATEGY.....................     895,923     629,363
AXA CONSERVATIVE STRATEGY............................     663,539     135,230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
AXA CONSERVATIVE-PLUS ALLOCATION..................... $  4,414,416 $  5,751,196
AXA GLOBAL EQUITY MANAGED VOLATILITY.................    7,946,151   19,217,092
AXA GROWTH STRATEGY..................................   10,868,083    1,280,537
AXA INTERNATIONAL CORE MANAGED VOLATILITY............    5,986,684   12,337,116
AXA INTERNATIONAL MANAGED VOLATILITY.................      833,672      427,784
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........    7,710,429   13,628,698
AXA LARGE CAP CORE MANAGED VOLATILITY................    2,020,800    4,236,353
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............   18,516,863   31,402,904
AXA LARGE CAP VALUE MANAGED VOLATILITY...............   13,098,198   38,205,682
AXA MID CAP VALUE MANAGED VOLATILITY.................    5,657,288   23,743,788
AXA MODERATE ALLOCATION..............................   57,758,971   99,524,564
AXA MODERATE GROWTH STRATEGY.........................   16,205,876    3,700,380
AXA MODERATE-PLUS ALLOCATION.........................   44,022,291   43,068,544
AXA/AB SMALL CAP GROWTH..............................   27,254,397   24,810,027
AXA/LOOMIS SAYLES GROWTH.............................    4,327,043    4,971,417
BLACKROCK GLOBAL ALLOCATION V.I. FUND................    6,864,350    6,712,043
CHARTER/SM/ MULTI-SECTOR BOND........................    4,626,680   11,062,696
CHARTER/SM/ SMALL CAP GROWTH.........................    1,210,957    1,468,319
CHARTER/SM/ SMALL CAP VALUE..........................    1,496,462    3,188,271
EQ/BLACKROCK BASIC VALUE EQUITY......................   15,303,282   25,275,518
EQ/BOSTON ADVISORS EQUITY INCOME.....................    3,988,538    3,247,284
EQ/CALVERT SOCIALLY RESPONSIBLE......................      758,619      276,606
EQ/CAPITAL GUARDIAN RESEARCH.........................   13,072,385   14,046,284
EQ/COMMON STOCK INDEX................................   52,171,733  152,120,341
EQ/CORE BOND INDEX...................................    7,229,359    7,227,963
EQ/EQUITY 500 INDEX..................................  122,854,806  136,834,693
EQ/GAMCO MERGERS AND ACQUISITIONS....................    3,209,076    2,520,339
EQ/GAMCO SMALL COMPANY VALUE.........................   22,334,014   17,653,557
EQ/GLOBAL BOND PLUS..................................    2,502,399    5,051,471
EQ/INTERMEDIATE GOVERNMENT BOND......................   13,918,500   14,676,529
EQ/INTERNATIONAL EQUITY INDEX........................   18,589,608   28,308,157
EQ/INVESCO COMSTOCK..................................    4,981,566    4,122,079
EQ/JPMORGAN VALUE OPPORTUNITIES......................    7,349,438    6,981,084
EQ/LARGE CAP GROWTH INDEX............................   21,494,388   15,136,599
EQ/LARGE CAP VALUE INDEX.............................    6,139,575    3,949,532
EQ/MFS INTERNATIONAL GROWTH..........................    6,359,860    5,397,631
EQ/MID CAP INDEX.....................................   10,404,876   11,824,577
EQ/MONEY MARKET......................................  181,124,182  192,519,482
EQ/MORGAN STANLEY MID CAP GROWTH.....................    4,427,880    8,262,439
EQ/PIMCO ULTRA SHORT BOND............................    4,358,662    6,840,972
EQ/QUALITY BOND PLUS.................................    6,526,484   10,502,030
EQ/SMALL COMPANY INDEX...............................   15,742,280    8,077,777
EQ/T. ROWE PRICE GROWTH STOCK........................   24,095,889    9,014,716
EQ/UBS GROWTH & INCOME...............................    6,434,190    3,442,797
EQ/WELLS FARGO OMEGA GROWTH..........................   14,074,503   19,643,531
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO......      243,104      442,008
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..............   19,208,288   12,181,198
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..............      448,451      226,814
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO....      509,080      511,095
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO............    2,378,184    1,923,745
FIDELITY(R) VIP HIGH INCOME PORTFOLIO................    2,152,063    3,434,060
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO......    4,863,647    5,809,595
FIDELITY(R) VIP MID CAP PORTFOLIO....................   13,136,475   20,490,313
FIDELITY(R) VIP VALUE PORTFOLIO......................    1,020,973    1,055,417
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO...........      147,861      122,734
FRANKLIN MUTUAL SHARES VIP FUND......................    2,822,549    2,302,093

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                       PURCHASES     SALES
                                                      ----------- -----------
FRANKLIN RISING DIVIDENDS VIP FUND................... $12,610,807 $ 8,396,680
FRANKLIN SMALL CAP VALUE VIP FUND....................   2,410,707   1,558,809
FRANKLIN STRATEGIC INCOME VIP FUND...................   8,897,003   4,857,630
GOLDMAN SACHS VIT MID CAP VALUE FUND.................   4,940,026   3,281,906
INVESCO V.I. DIVERSIFIED DIVIDEND FUND...............   2,565,141   1,162,045
INVESCO V.I. GLOBAL REAL ESTATE FUND.................  10,336,128   6,310,490
INVESCO V.I. INTERNATIONAL GROWTH FUND...............  10,369,942   7,306,711
INVESCO V.I. MID CAP CORE EQUITY FUND................   1,221,811   1,316,729
INVESCO V.I. SMALL CAP EQUITY FUND...................   2,129,154     651,384
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.................     297,375     380,302
IVY FUNDS VIP ENERGY.................................   8,488,252   5,378,314
IVY FUNDS VIP HIGH INCOME............................   9,986,335   4,672,563
IVY FUNDS VIP MID CAP GROWTH.........................   8,554,564   4,827,975
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.................  14,752,881   8,123,883
IVY FUNDS VIP SMALL CAP GROWTH.......................   5,920,636   1,742,221
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO..  14,313,011  10,709,857
MFS(R) INTERNATIONAL VALUE PORTFOLIO.................  21,651,402  11,643,269
MFS(R) INVESTORS TRUST SERIES........................     794,050     428,956
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO     488,885     385,885
MFS(R) UTILITIES SERIES..............................   1,433,670   1,113,932
MULTIMANAGER AGGRESSIVE EQUITY.......................   6,781,261  39,709,622
MULTIMANAGER CORE BOND...............................   6,266,697  10,318,988
MULTIMANAGER MID CAP GROWTH..........................   5,407,031   4,651,903
MULTIMANAGER MID CAP VALUE...........................   2,278,417   5,563,374
MULTIMANAGER TECHNOLOGY..............................  12,503,617  14,024,429
NATURAL RESOURCES PORTFOLIO..........................  16,777,314  19,853,498
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......   3,482,660   1,447,402
PIMCO REAL RETURN PORTFOLIO..........................   5,736,150   6,328,965
PIMCO TOTAL RETURN PORTFOLIO.........................  17,288,748  13,491,905
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II...........   2,989,268   4,246,796
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II.........   4,210,131   4,394,555
TARGET 2015 ALLOCATION...............................     216,839      21,025
TARGET 2025 ALLOCATION...............................   1,065,923     664,472
TARGET 2035 ALLOCATION...............................     678,708     706,669
TARGET 2045 ALLOCATION...............................     376,996      37,133
TARGET 2055 ALLOCATION...............................      49,756       3,734
TEMPLETON DEVELOPING MARKETS VIP FUND................   3,509,981   2,093,906
TEMPLETON GLOBAL BOND VIP FUND.......................  11,517,883  10,974,627
TEMPLETON GROWTH VIP FUND............................   1,047,248   1,491,688
VAN ECK VIP GLOBAL HARD ASSETS FUND..................   4,328,142   2,751,436
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO...........................................   1,517,031     920,129

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions (Concluded)


   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment managers of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trust, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio. For accounting purposes, the reorganization which occurred in 2015 was treated as a merger.

---------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS
                                                               INVESTORS GROWTH STOCK
                                                               PORTFOLIO
---------------------------------------------------------------------------------------
Shares -- Class Service      155,075                              125,479
Value -- Class Service    $    14.33                           $    17.71
Net Assets Before Merger  $2,222,226                           $       --
Net Assets After Merger   $       --                           $2,222,226
Unrealized Gain           $  113,152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)

   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/LORD ABBETT LARGE CAP CORE     EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------
Shares -- Class A             556,929                            866,553
Value -- Class A          $     12.94                       $      14.81
Net Assets Before Merger  $ 7,206,870                       $  5,623,568
Net Assets After Merger   $        --                       $ 12,830,438
Shares -- Class B             385,979                            758,931
Value -- Class B          $     12.96                       $      14.82
Net Assets Before Merger  $ 5,002,802                       $  6,243,377
Net Assets After Merger   $        --                       $ 11,246,179
Unrealized Gain           $   649,797
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY AXA INTERNATIONAL CORE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A           1,085,173                          1,773,311
Value -- Class A          $     12.21                       $      10.79
Net Assets Before Merger  $13,247,830                       $  5,892,425
Net Assets After Merger   $        --                       $ 19,140,255
Shares -- Class B           3,147,582                          5,935,617
Value -- Class B          $     12.18                       $      10.81
Net Assets Before Merger  $38,351,880                       $ 25,790,722
Net Assets After Merger   $        --                       $ 64,142,602
Unrealized Gain           $ 6,003,801
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE      AXA LARGE CAP VALUE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A             747,932                         18,896,574
Value -- Class A          $     14.17                       $      15.21
Net Assets Before Merger  $10,600,439                       $266,871,585
Net Assets After Merger   $        --                       $287,326,042
Shares -- Class B           1,571,037                          8,907,200
Value -- Class B          $     14.18                       $      15.17
Net Assets Before Merger  $22,270,560                       $122,705,222
Net Assets After Merger   $        --                       $135,121,764
Unrealized Gain           $11,482,067

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH
                                                             MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A           1,582,613                           1,682,345
Value -- Class A          $     21.82                        $      26.12
Net Assets Before Merger  $34,527,391                        $  9,419,937
Net Assets After Merger   $        --                        $ 43,947,328
Shares -- Class B           3,527,742                           8,380,199
Value -- Class B          $     21.71                        $      25.54
Net Assets Before Merger  $76,594,810                        $137,471,641
Net Assets After Merger   $        --                        $214,066,451
Unrealized Gain           $35,878,312
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A             277,940                             582,109
Value -- Class A          $     15.08                        $       9.21
Net Assets Before Merger  $ 4,192,326                        $  1,170,958
Net Assets After Merger   $        --                        $  5,363,284
Shares -- Class B             373,589                           2,504,309
Value -- Class B          $     15.08                        $       9.21
Net Assets Before Merger  $ 5,634,671                        $ 17,442,938
Net Assets After Merger   $        --                        $ 23,077,609
Unrealized Gain           $ 3,135,480

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                               MORTALITY AND
                                                               EXPENSE RISKS      MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------      ---------   --------------   -----

Accumulator Life..............................................     varies (b)(d)   varies(b)     varies (b)(f) varies

Incentive Life, Champion 2000.................................        0.60%(a)         --             --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life Plus.      0.60%(l)(o)        --             --       0.60%

Incentive Life '02............................................     varies (b)(g)       --             --       0.80%

Incentive Life '06............................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02...............................      0.90%(b)(m)        --             --       0.90%

Paramount Life................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series...........................      0.60%(b)(l)        --             --       0.60%

Incentive Life COLI...........................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04.......................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999..............................        0.60%(a)         --             --       0.60%

Survivorship 2000.............................................        0.90%(a)         --             --       0.90%

IL Legacy.....................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II..................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Legacy III.................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector..................................................        0.80%(a)         --             --       0.80%

SP-Flex.......................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer...................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II...................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy.........................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R).............................     0.35%(b)(k)(l)      --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments.
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)


   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and IncentiveLife Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums and
                                                                    upon exercise of a policy
                                                                    continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                     LOW - $8 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.00% Class B       $106.12           --                   --             --       (4.39)%
      Highest contract charge 0.90% Class B      $103.61           --                   --             --       (5.25)%
      All contract charges                            --           46              $ 4,686           0.87%         --
2014  Lowest contract charge 0.00% Class B       $110.99           --                   --             --        2.31%
      Highest contract charge 0.90% Class B      $109.35           --                   --             --        1.39%
      All contract charges                            --           31              $ 3,443           1.94%         --
2013  Lowest contract charge 0.00% Class B(b)    $108.48           --                   --             --        7.05%
      Highest contract charge 0.90% Class B(b)   $107.85           --                   --             --        6.44%
      All contract charges                            --           10              $ 1,140           2.57%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.00% Class B       $131.08           --                   --             --       (3.96)%
      Highest contract charge 0.90% Class B      $124.51           --                   --             --       (4.82)%
      All contract charges                            --          136              $17,513           0.84%         --
2014  Lowest contract charge 0.00% Class B       $136.49           --                   --             --        2.39%
      Highest contract charge 0.90% Class B      $130.82           --                   --             --        1.47%
      All contract charges                            --          131              $17,621           1.53%         --
2013  Lowest contract charge 0.00% Class B       $133.30           --                   --             --       14.13%
      Highest contract charge 0.90% Class B      $128.92           --                   --             --       13.10%
      All contract charges                            --          112              $14,861           1.46%         --
2012  Lowest contract charge 0.00% Class B       $116.80           --                   --             --       11.98%
      Highest contract charge 0.90% Class B      $113.99           --                   --             --       10.97%
      All contract charges                            --           94              $10,924           1.87%         --
2011  Lowest contract charge 0.00% Class B       $104.30           --                   --             --       (3.49)%
      Highest contract charge 0.90% Class B      $102.72           --                   --             --       (4.36)%
      All contract charges                            --           54              $ 5,611           2.12%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015  Lowest contract charge 0.00% Class B       $103.48           --                   --             --       (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --                   --             --       (4.60)%
      All contract charges                            --          134              $ 5,897           1.31%         --
2014  Lowest contract charge 0.00% Class B       $107.48           --                   --             --        2.42%
      Highest contract charge 0.90% Class B      $105.90           --                   --             --        1.50%
      All contract charges                            --           28              $ 2,538           2.43%         --
2013  Lowest contract charge 0.00% Class B(b)    $104.94           --                   --             --        4.19%
      Highest contract charge 0.90% Class B(b)   $104.33           --                   --             --        3.62%
      All contract charges                            --            9              $   925           2.85%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015  Lowest contract charge 0.00% Class II      $182.78           --                   --             --       (1.58)%
      Highest contract charge 0.90% Class II     $173.61           --                   --             --       (2.47)%
      All contract charges                            --          269              $33,842           1.51%         --
2014  Lowest contract charge 0.00% Class II      $185.71           --                   --             --       16.24%
      Highest contract charge 0.90% Class II     $178.00           --                   --             --       15.19%
      All contract charges                            --          222              $30,533           1.04%         --
2013  Lowest contract charge 0.00% Class II      $159.77           --                   --             --       29.89%
      Highest contract charge 0.90% Class II     $154.53           --                   --             --       28.73%
      All contract charges                            --          163              $22,584           1.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
AMERICAN CENTURY VP MID CAP VALUE FUND (CONTINUED)
2012     Lowest contract charge 0.00% Class II        $123.00           --                   --             --       16.24%
         Highest contract charge 0.90% Class II       $120.04           --                   --             --       15.18%
         All contract charges                              --          119              $13,517           1.79%         --
2011     Lowest contract charge 0.00% Class II        $105.82           --                   --             --       (0.84)%
         Highest contract charge 0.90% Class II       $104.22           --                   --             --       (1.73)%
         All contract charges                              --          150              $15,606           1.26%         --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
2015     Lowest contract charge 0.00% Class 4         $114.69           --                   --             --       (0.02)%
         Highest contract charge 0.90% Class 4        $111.98           --                   --             --       (0.92)%
         All contract charges                              --           43              $ 3,590           0.00%         --
2014     Lowest contract charge 0.00% Class 4         $114.71           --                   --             --        1.88%
         Highest contract charge 0.90% Class 4        $113.02           --                   --             --        0.96%
         All contract charges                              --           25              $ 1,829           0.08%         --
2013     Lowest contract charge 0.00% Class 4(b)      $112.59           --                   --             --       10.13%
         Highest contract charge 0.90% Class 4(b)     $111.94           --                   --             --        9.53%
         All contract charges                              --            8              $   869           0.17%         --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2015     Lowest contract charge 0.00% Class 4         $ 94.90           --                   --             --       (3.38)%
         Highest contract charge 0.90% Class 4        $ 92.66           --                   --             --       (4.24)%
         All contract charges                              --          139              $ 6,032           0.57%         --
2014     Lowest contract charge 0.00% Class 4         $ 98.22           --                   --             --       (8.13)%
         Highest contract charge 0.90% Class 4        $ 96.76           --                   --             --       (8.97)%
         All contract charges                              --           88              $ 3,904           1.51%         --
2013     Lowest contract charge 0.00% Class 4(b)      $106.91           --                   --             --        5.36%
         Highest contract charge 0.90% Class 4(b)     $106.29           --                   --             --        4.78%
         All contract charges                              --           16              $   938           3.40%         --
AXA 400 MANAGED VOLATILITY
2015     Lowest contract charge 0.00% Class B         $158.65           --                   --             --       (3.11)%
         Highest contract charge 0.90% Class B        $150.69           --                   --             --       (3.98)%
         All contract charges                              --           20              $ 3,160           0.54%         --
2014     Lowest contract charge 0.00% Class B         $163.75           --                   --             --        8.80%
         Highest contract charge 0.90% Class B        $156.94           --                   --             --        7.82%
         All contract charges                              --           19              $ 3,065           0.39%         --
2013     Lowest contract charge 0.00% Class B         $150.51           --                   --             --       31.69%
         Highest contract charge 0.90% Class B        $145.56           --                   --             --       30.49%
         All contract charges                              --           20              $ 2,992           0.17%         --
2012     Lowest contract charge 0.00% Class B         $114.29           --                   --             --       16.46%
         Highest contract charge 0.90% Class B        $111.55           --                   --             --       15.42%
         All contract charges                              --           16              $ 1,749           0.14%         --
2011     Lowest contract charge 0.00% Class B         $ 98.14           --                   --             --       (8.22)%
         Highest contract charge 0.90% Class B        $ 96.65           --                   --             --       (9.04)%
         All contract charges                              --           25              $ 2,417           0.05%         --
AXA 500 MANAGED VOLATILITY
2015     Lowest contract charge 0.00% Class B         $170.05           --                   --             --        0.37%
         Highest contract charge 0.90% Class B        $161.52           --                   --             --       (0.54)%
         All contract charges                              --           34              $ 5,680           0.91%         --
2014     Lowest contract charge 0.00% Class B         $169.43           --                   --             --       12.59%
         Highest contract charge 0.90% Class B        $162.40           --                   --             --       11.58%
         All contract charges                              --           33              $ 5,576           0.80%         --
2013     Lowest contract charge 0.00% Class B         $150.49           --                   --             --       30.93%
         Highest contract charge 0.90% Class B        $145.55           --                   --             --       29.76%
         All contract charges                              --           19              $ 2,783           0.47%         --
2012     Lowest contract charge 0.00% Class B         $114.94           --                   --             --       14.83%
         Highest contract charge 0.90% Class B        $112.17           --                   --             --       13.79%
         All contract charges                              --           16              $ 1,833           0.66%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $100.10           --                   --             --        (3.75)%
      Highest contract charge 0.90% Class B   $ 98.58           --                   --             --        (4.62)%
      All contract charges                         --           12              $ 1,249           0.57%
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $148.16           --                   --             --        (5.10)%
      Highest contract charge 0.90% Class B   $140.73           --                   --             --        (5.95)%
      All contract charges                         --           15              $ 2,284           0.39%          --
2014  Lowest contract charge 0.00% Class B    $156.13           --                   --             --         4.06%
      Highest contract charge 0.90% Class B   $149.64           --                   --             --         3.11%
      All contract charges                         --           17              $ 2,546           0.16%          --
2013  Lowest contract charge 0.00% Class B    $150.04           --                   --             --        37.39%
      Highest contract charge 0.90% Class B   $145.12           --                   --             --        36.16%
      All contract charges                         --           14              $ 2,132           0.12%          --
2012  Lowest contract charge 0.00% Class B    $109.21           --                   --             --        15.44%
      Highest contract charge 0.90% Class B   $106.58           --                   --             --        14.41%
      All contract charges                         --           12              $ 1,303           0.33%          --
2011  Lowest contract charge 0.00% Class B    $ 94.60           --                   --             --       (10.55)%
      Highest contract charge 0.90% Class B   $ 93.16           --                   --             --       (11.36)%
      All contract charges                         --           10              $   904           0.47%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $203.22           --                   --             --        (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --                   --             --        (2.64)%
      All contract charges                         --          344              $57,423           0.95%          --
2014  Lowest contract charge 0.00% Class A    $206.85           --                   --             --         4.72%
      Highest contract charge 0.90% Class A   $186.85           --                   --             --         3.78%
      All contract charges                         --          344              $63,147           1.55%          --
2013  Lowest contract charge 0.00% Class A    $197.53           --                   --             --        26.44%
      Highest contract charge 0.90% Class A   $180.05           --                   --             --        25.30%
      All contract charges                         --          356              $64,839           2.51%          --
2012  Lowest contract charge 0.00% Class A    $156.23           --                   --             --        14.17%
      Highest contract charge 0.90% Class A   $143.70           --                   --             --        13.15%
      All contract charges                         --          405              $58,114           0.84%          --
2011  Lowest contract charge 0.00% Class A    $136.84           --                   --             --        (7.27)%
      Highest contract charge 0.90% Class A   $127.00           --                   --             --        (8.11)%
      All contract charges                         --          464              $59,678           1.38%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $199.09           --                   --             --        (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --                   --             --        (2.34)%
      All contract charges                         --          392              $77,349           0.95%          --
2014  Lowest contract charge 0.00% Class B    $202.64           --                   --             --         4.72%
      Highest contract charge 0.60% Class B   $189.38           --                   --             --         4.09%
      All contract charges                         --          396              $79,584           1.55%          --
2013  Lowest contract charge 0.00% Class B    $193.51           --                   --             --        26.43%
      Highest contract charge 0.60% Class B   $181.94           --                   --             --        25.68%
      All contract charges                         --          413              $79,125           2.51%          --
2012  Lowest contract charge 0.00% Class B    $153.06           --                   --             --        14.17%
      Highest contract charge 0.60% Class B   $144.77           --                   --             --        13.48%
      All contract charges                         --          413              $62,581           0.84%          --
2011  Lowest contract charge 0.00% Class B    $134.06           --                   --             --        (7.50)%
      Highest contract charge 0.60% Class B   $127.57           --                   --             --        (8.05)%
      All contract charges                         --          414              $54,953           1.38%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.00% Class B    $139.85           --                   --             --        (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --                   --             --        (0.64)%
      All contract charges                         --          173              $24,207           1.09%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $140.75           --                   --             --        4.40%
      Highest contract charge 0.00% Class B   $140.75           --                   --             --        4.40%
      All contract charges                         --          141              $19,802           1.21%         --
2013  Lowest contract charge 0.00% Class B    $134.82           --                   --             --       13.66%
      Highest contract charge 0.00% Class B   $134.82           --                   --             --       13.66%
      All contract charges                         --          119              $16,003           2.27%         --
2012  Lowest contract charge 0.00% Class B    $118.62           --                   --             --        8.54%
      Highest contract charge 0.00% Class B   $118.62           --                   --             --        8.54%
      All contract charges                         --           77              $ 9,132           0.93%         --
2011  Lowest contract charge 0.00% Class B    $109.29           --                   --             --       (2.39)%
      Highest contract charge 0.00% Class B   $109.29           --                   --             --       (2.39)%
      All contract charges                         --           44              $ 4,805           1.59%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $152.61           --                   --             --       (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --                   --             --       (1.14)%
      All contract charges                         --          284              $24,201           0.79%         --
2014  Lowest contract charge 0.00% Class A    $152.98           --                   --             --        2.62%
      Highest contract charge 0.90% Class A   $138.19           --                   --             --        1.69%
      All contract charges                         --          288              $25,804           0.83%         --
2013  Lowest contract charge 0.00% Class A    $149.08           --                   --             --        4.33%
      Highest contract charge 0.90% Class A   $135.89           --                   --             --        3.39%
      All contract charges                         --          299              $27,385           0.93%         --
2012  Lowest contract charge 0.00% Class A    $142.89           --                   --             --        4.58%
      Highest contract charge 0.90% Class A   $131.43           --                   --             --        3.64%
      All contract charges                         --          284              $28,647           0.83%         --
2011  Lowest contract charge 0.00% Class A    $136.63           --                   --             --        2.15%
      Highest contract charge 0.90% Class A   $126.81           --                   --             --        1.24%
      All contract charges                         --          252              $29,188           2.05%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $149.50           --                   --             --       (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --                   --             --       (0.84)%
      All contract charges                         --           61              $ 8,855           0.79%         --
2014  Lowest contract charge 0.00% Class B    $149.86           --                   --             --        2.62%
      Highest contract charge 0.60% Class B   $140.05           --                   --             --        2.00%
      All contract charges                         --           71              $10,374           0.83%         --
2013  Lowest contract charge 0.00% Class B    $146.04           --                   --             --        4.34%
      Highest contract charge 0.60% Class B   $137.31           --                   --             --        3.72%
      All contract charges                         --           71              $10,126           0.93%         --
2012  Lowest contract charge 0.00% Class B    $139.97           --                   --             --        4.58%
      Highest contract charge 0.60% Class B   $132.39           --                   --             --        3.95%
      All contract charges                         --           76              $10,376           0.83%         --
2011  Lowest contract charge 0.00% Class B    $133.84           --                   --             --        1.90%
      Highest contract charge 0.60% Class B   $127.36           --                   --             --        1.29%
      All contract charges                         --           72              $ 9,457           2.05%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $133.74           --                   --             --       (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --                   --             --       (0.46)%
      All contract charges                         --           41              $ 5,539           0.95%         --
2014  Lowest contract charge 0.00% Class B    $134.36           --                   --             --        3.82%
      Highest contract charge 0.00% Class B   $134.36           --                   --             --        3.82%
      All contract charges                         --           40              $ 5,395           1.11%         --
2013  Lowest contract charge 0.00% Class B    $129.42           --                   --             --       10.51%
      Highest contract charge 0.00% Class B   $129.42           --                   --             --       10.51%
      All contract charges                         --           32              $ 4,200           1.75%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $117.11           --                   --             --        7.20%
      Highest contract charge 0.00% Class B   $117.11           --                   --             --        7.20%
      All contract charges                         --           28              $ 3,305           1.28%         --
2011  Lowest contract charge 0.00% Class B    $109.24           --                   --             --       (1.39)%
      Highest contract charge 0.00% Class B   $109.24           --                   --             --       (1.39)%
      All contract charges                         --           10              $ 1,114           1.49%         --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.00% Class B    $121.68           --                   --             --       (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --                   --             --       (0.17)%
      All contract charges                         --           20              $ 2,427           0.94%         --
2014  Lowest contract charge 0.00% Class B    $121.89           --                   --             --        2.61%
      Highest contract charge 0.00% Class B   $121.89           --                   --             --        2.61%
      All contract charges                         --           16              $ 1,930           0.86%         --
2013  Lowest contract charge 0.00% Class B    $118.79           --                   --             --        4.38%
      Highest contract charge 0.00% Class B   $118.79           --                   --             --        4.38%
      All contract charges                         --           13              $ 1,509           1.16%         --
2012  Lowest contract charge 0.00% Class B    $113.81           --                   --             --        4.48%
      Highest contract charge 0.00% Class B   $113.81           --                   --             --        4.48%
      All contract charges                         --           10              $ 1,129           1.11%         --
2011  Lowest contract charge 0.00% Class B    $108.93           --                   --             --        0.72%
      Highest contract charge 0.00% Class B   $108.93           --                   --             --        0.72%
      All contract charges                         --            8              $   870           1.35%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class A    $164.89           --                   --             --       (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --                   --             --       (1.55)%
      All contract charges                         --          164              $17,659           0.82%         --
2014  Lowest contract charge 0.00% Class A    $165.98           --                   --             --        3.16%
      Highest contract charge 0.90% Class A   $149.93           --                   --             --        2.23%
      All contract charges                         --          179              $19,858           0.99%         --
2013  Lowest contract charge 0.00% Class A    $160.89           --                   --             --       10.24%
      Highest contract charge 0.90% Class A   $146.66           --                   --             --        9.25%
      All contract charges                         --          159              $20,835           1.36%         --
2012  Lowest contract charge 0.00% Class A    $145.95           --                   --             --        7.37%
      Highest contract charge 0.90% Class A   $134.24           --                   --             --        6.40%
      All contract charges                         --          164              $20,312           0.81%         --
2011  Lowest contract charge 0.00% Class A    $135.93           --                   --             --       (0.46)%
      Highest contract charge 0.90% Class A   $126.16           --                   --             --       (1.35)%
      All contract charges                         --          174              $20,541           1.64%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class B    $161.54           --                   --             --       (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --                   --             --       (1.24)%
      All contract charges                         --           90              $14,346           0.82%         --
2014  Lowest contract charge 0.00% Class B    $162.60           --                   --             --        3.16%
      Highest contract charge 0.60% Class B   $151.95           --                   --             --        2.54%
      All contract charges                         --           94              $15,106           0.99%         --
2013  Lowest contract charge 0.00% Class B    $157.62           --                   --             --       10.24%
      Highest contract charge 0.60% Class B   $148.19           --                   --             --        9.58%
      All contract charges                         --           95              $14,739           1.36%         --
2012  Lowest contract charge 0.00% Class B    $142.98           --                   --             --        7.37%
      Highest contract charge 0.60% Class B   $135.24           --                   --             --        6.73%
      All contract charges                         --          100              $13,996           0.81%         --
2011  Lowest contract charge 0.00% Class B    $133.16           --                   --             --       (0.71)%
      Highest contract charge 0.60% Class B   $126.71           --                   --             --       (1.31)%
      All contract charges                         --          101              $13,152           1.64%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class A    $499.04           --                   --             --        (1.73)%
      Highest contract charge 0.00% Class A   $499.04           --                   --             --        (1.73)%
      All contract charges                         --           74             $ 28,446           0.88%          --
2014  Lowest contract charge 0.00% Class A    $507.81           --                   --             --         1.69%
      Highest contract charge 0.00% Class A   $507.81           --                   --             --         1.69%
      All contract charges                         --          106             $ 31,716           0.95%          --
2013  Lowest contract charge 0.00% Class A    $499.38           --                   --             --        20.36%
      Highest contract charge 0.00% Class A   $499.38           --                   --             --        20.36%
      All contract charges                         --          133             $ 34,325           0.82%          --
2012  Lowest contract charge 0.00% Class A    $414.92           --                   --             --        16.98%
      Highest contract charge 0.00% Class A   $414.92           --                   --             --        16.98%
      All contract charges                         --          103             $ 30,208           1.35%          --
2011  Lowest contract charge 0.00% Class A    $354.68           --                   --             --       (12.06)%
      Highest contract charge 0.00% Class A   $354.68           --                   --             --       (12.06)%
      All contract charges                         --          111             $ 31,042           1.72%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $267.56           --                   --             --        (1.73)%
      Highest contract charge 0.90% Class B   $226.63           --                   --             --        (2.61)%
      All contract charges                         --          441             $110,066           0.88%          --
2014  Lowest contract charge 0.00% Class B    $272.26           --                   --             --         1.68%
      Highest contract charge 0.90% Class B   $232.70           --                   --             --         0.77%
      All contract charges                         --          478             $121,576           0.95%          --
2013  Lowest contract charge 0.00% Class B    $267.75           --                   --             --        20.36%
      Highest contract charge 0.90% Class B   $230.92           --                   --             --        19.28%
      All contract charges                         --          523             $131,082           0.82%          --
2012  Lowest contract charge 0.00% Class B    $222.46           --                   --             --        16.99%
      Highest contract charge 0.90% Class B   $193.60           --                   --             --        15.93%
      All contract charges                         --          586             $122,383           1.35%          --
2011  Lowest contract charge 0.00% Class B    $190.16           --                   --             --       (12.32)%
      Highest contract charge 0.90% Class B   $167.00           --                   --             --       (13.10)%
      All contract charges                         --          746             $134,145           1.72%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $152.84           --                   --             --        (0.98)%
      Highest contract charge 0.00% Class B   $152.84           --                   --             --        (0.98)%
      All contract charges                         --          279             $ 42,615           1.25%          --
2014  Lowest contract charge 0.00% Class B    $154.35           --                   --             --         5.62%
      Highest contract charge 0.00% Class B   $154.35           --                   --             --         5.62%
      All contract charges                         --          223             $ 34,422           1.64%          --
2013  Lowest contract charge 0.00% Class B    $146.14           --                   --             --        20.20%
      Highest contract charge 0.00% Class B   $146.14           --                   --             --        20.20%
      All contract charges                         --          157             $ 22,986           2.98%          --
2012  Lowest contract charge 0.00% Class B    $121.58           --                   --             --        11.21%
      Highest contract charge 0.00% Class B   $121.58           --                   --             --        11.21%
      All contract charges                         --          107             $ 12,965           0.91%          --
2011  Lowest contract charge 0.00% Class B    $109.32           --                   --             --        (4.41)%
      Highest contract charge 0.00% Class B   $109.32           --                   --             --        (4.41)%
      All contract charges                         --           68             $  7,470           1.62%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)
2015  Lowest contract charge 0.00% Class A    $219.85           --                   --             --        (4.35)%
      Highest contract charge 0.60% Class A   $158.89           --                   --             --        (4.92)%
      All contract charges                         --           66             $ 14,331           0.06%          --
2014  Lowest contract charge 0.00% Class A    $229.84           --                   --             --        (6.24)%
      Highest contract charge 0.60% Class A   $167.11           --                   --             --        (6.80)%
      All contract charges                         --           71             $ 16,150           1.75%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------
                                                                     UNITS OUTSTANDING    ACCUMULATION      INVESTMENT
                                                          UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO*
                                                          ---------- ----------------- ------------------- -------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C) (CONTINUED)
2013         Lowest contract charge 0.00% Class A          $245.13           --                   --             --
             Highest contract charge 0.60% Class A         $179.31           --                   --             --
             All contract charges                               --           26              $ 6,022           0.84%
2012         Lowest contract charge 0.00% Class A          $208.61           --                   --             --
             Highest contract charge 0.60% Class A         $153.52           --                   --             --
             All contract charges                               --           29              $ 6,031           1.49%
2011         Lowest contract charge 0.00% Class A          $179.36           --                   --             --
             Highest contract charge 0.60% Class A         $132.79           --                   --             --
             All contract charges                               --           30              $ 5,139           2.81%
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)
2015         Lowest contract charge 0.00% Class B          $142.49           --                   --             --
             Highest contract charge 0.90% Class B         $122.52           --                   --             --
             All contract charges                               --          345              $46,054           0.06%
2014         Lowest contract charge 0.00% Class B          $148.95           --                   --             --
             Highest contract charge 0.90% Class B         $129.25           --                   --             --
             All contract charges                               --          381              $53,327           1.75%
2013         Lowest contract charge 0.00% Class B          $158.86           --                   --             --
             Highest contract charge 0.90% Class B         $139.10           --                   --             --
             All contract charges                               --          169              $25,657           0.84%
2012         Lowest contract charge 0.00% Class B          $135.18           --                   --             --
             Highest contract charge 0.90% Class B         $119.44           --                   --             --
             All contract charges                               --          186              $23,955           1.49%
2011         Lowest contract charge 0.00% Class B          $116.22           --                   --             --
             Highest contract charge 0.90% Class B         $103.62           --                   --             --
             All contract charges                               --          196              $21,687           2.81%
AXA INTERNATIONAL MANAGED VOLATILITY
2015         Lowest contract charge 0.00% Class B          $113.69           --                   --             --
             Highest contract charge 0.90% Class B         $107.98           --                   --             --
             All contract charges                               --           17              $ 1,908           0.04%
2014         Lowest contract charge 0.00% Class B          $116.49           --                   --             --
             Highest contract charge 0.90% Class B         $111.65           --                   --             --
             All contract charges                               --           15              $ 1,627           0.79%
2013         Lowest contract charge 0.00% Class B          $124.51           --                   --             --
             Highest contract charge 0.90% Class B         $120.42           --                   --             --
             All contract charges                               --           13              $ 1,617           0.00%
2012         Lowest contract charge 0.00% Class B          $102.81           --                   --             --
             Highest contract charge 0.90% Class B         $100.34           --                   --             --
             All contract charges                               --           17              $ 1,836           0.64%
2011         Lowest contract charge 0.00% Class B          $ 88.18           --                   --             --
             Highest contract charge 0.90% Class B         $ 86.84           --                   --             --
             All contract charges                               --           17              $ 1,507           2.58%
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015         Lowest contract charge 0.00% Class A          $215.01           --                   --             --
             Highest contract charge 0.60% Class A         $153.56           --                   --             --
             All contract charges                               --          105              $16,190           0.10%
2014         Lowest contract charge 0.00% Class A          $222.03           --                   --             --
             Highest contract charge 0.60% Class A         $159.53           --                   --             --
             All contract charges                               --          108              $17,611           1.58%
2013         Lowest contract charge 0.00% Class A          $239.20           --                   --             --
             Highest contract charge 0.60% Class A         $172.91           --                   --             --
             All contract charges                               --          115              $20,425           1.14%
2012         Lowest contract charge 0.00% Class A          $200.47           --                   --             --
             Highest contract charge 0.60% Class A         $145.78           --                   --             --
             All contract charges                               --          118              $18,610           1.80%

                                             --------
                                              TOTAL
                                             RETURN**
                                             --------

Lowest contract charge 0.00% Class A           17.51%
Highest contract charge 0.60% Class A          16.80%
All contract charges                              --
Lowest contract charge 0.00% Class A           16.31%
Highest contract charge 0.60% Class A          15.61%
All contract charges                              --
Lowest contract charge 0.00% Class A          (16.72)%
Highest contract charge 0.60% Class A         (17.22)%
All contract charges                              --

Lowest contract charge 0.00% Class B           (4.34)%
Highest contract charge 0.90% Class B          (5.21)%
All contract charges                              --
Lowest contract charge 0.00% Class B           (6.24)%
Highest contract charge 0.90% Class B          (7.08)%
All contract charges                              --
Lowest contract charge 0.00% Class B           17.52%
Highest contract charge 0.90% Class B          16.46%
All contract charges                              --
Lowest contract charge 0.00% Class B           16.31%
Highest contract charge 0.90% Class B          15.27%
All contract charges                              --
Lowest contract charge 0.00% Class B          (16.93)%
Highest contract charge 0.90% Class B         (17.68)%
All contract charges                              --

Lowest contract charge 0.00% Class B           (2.40)%
Highest contract charge 0.90% Class B          (3.29)%
All contract charges                              --
Lowest contract charge 0.00% Class B           (6.44)%
Highest contract charge 0.90% Class B          (7.28)%
All contract charges                              --
Lowest contract charge 0.00% Class B           21.11%
Highest contract charge 0.90% Class B          20.01%
All contract charges                              --
Lowest contract charge 0.00% Class B           16.59%
Highest contract charge 0.90% Class B          15.55%
All contract charges                              --
Lowest contract charge 0.00% Class B          (16.05)%
Highest contract charge 0.90% Class B         (16.80)%
All contract charges                              --

Lowest contract charge 0.00% Class A           (3.16)%
Highest contract charge 0.60% Class A          (3.74)%
All contract charges                              --
Lowest contract charge 0.00% Class A           (7.18)%
Highest contract charge 0.60% Class A          (7.74)%
All contract charges                              --
Lowest contract charge 0.00% Class A           19.32%
Highest contract charge 0.60% Class A          18.61%
All contract charges                              --
Lowest contract charge 0.00% Class A           17.47%
Highest contract charge 0.60% Class A          16.76%
All contract charges                              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $170.66           --                   --             --       (15.92)%
      Highest contract charge 0.60% Class A   $124.85           --                   --             --       (16.43)%
      All contract charges                         --          116              $17,306           1.92%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $157.18           --                   --             --        (3.16)%
      Highest contract charge 0.90% Class B   $148.78           --                   --             --        (4.04)%
      All contract charges                         --          399              $62,376           0.10%          --
2014  Lowest contract charge 0.00% Class B    $162.31           --                   --             --        (7.18)%
      Highest contract charge 0.90% Class B   $155.04           --                   --             --        (8.01)%
      All contract charges                         --          428              $69,318           1.58%          --
2013  Lowest contract charge 0.00% Class B    $174.86           --                   --             --        19.33%
      Highest contract charge 0.90% Class B   $168.54           --                   --             --        18.26%
      All contract charges                         --          455              $79,896           1.14%          --
2012  Lowest contract charge 0.00% Class B    $146.54           --                   --             --        17.47%
      Highest contract charge 0.90% Class B   $142.52           --                   --             --        16.41%
      All contract charges                         --          488              $72,013           1.80%          --
2011  Lowest contract charge 0.00% Class B    $124.75           --                   --             --       (16.16)%
      Highest contract charge 0.90% Class B   $122.43           --                   --             --       (16.92)%
      All contract charges                         --          591              $74,631           1.92%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(F)
2015  Lowest contract charge 0.00% Class A    $265.83           --                   --             --         0.37%
      Highest contract charge 0.60% Class A   $186.41           --                   --             --        (0.23)%
      All contract charges                         --           19              $ 4,306           0.91%          --
2014  Lowest contract charge 0.00% Class A    $264.85           --                   --             --        11.62%
      Highest contract charge 0.60% Class A   $186.84           --                   --             --        10.95%
      All contract charges                         --           22              $ 5,334           1.12%          --
2013  Lowest contract charge 0.00% Class A    $237.27           --                   --             --        31.55%
      Highest contract charge 0.60% Class A   $168.40           --                   --             --        30.76%
      All contract charges                         --            6              $ 1,158           0.55%          --
2012  Lowest contract charge 0.00% Class A    $180.37           --                   --             --        14.99%
      Highest contract charge 0.60% Class A   $128.79           --                   --             --        14.30%
      All contract charges                         --            6              $   878           1.38%          --
2011  Lowest contract charge 0.00% Class A    $156.86           --                   --             --        (3.98)%
      Highest contract charge 0.60% Class A   $112.68           --                   --             --        (4.56)%
      All contract charges                         --            5              $   765           1.13%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(F)
2015  Lowest contract charge 0.00% Class B    $171.18           --                   --             --         0.38%
      Highest contract charge 0.90% Class B   $147.35           --                   --             --        (0.53)%
      All contract charges                         --          133              $21,865           0.91%          --
2014  Lowest contract charge 0.00% Class B    $170.54           --                   --             --        11.62%
      Highest contract charge 0.90% Class B   $148.14           --                   --             --        10.62%
      All contract charges                         --          143              $23,572           1.12%          --
2013  Lowest contract charge 0.00% Class B    $152.79           --                   --             --        31.56%
      Highest contract charge 0.90% Class B   $133.92           --                   --             --        30.37%
      All contract charges                         --          112              $16,518           0.55%          --
2012  Lowest contract charge 0.00% Class B    $116.14           --                   --             --        14.99%
      Highest contract charge 0.90% Class B   $102.72           --                   --             --        13.94%
      All contract charges                         --           93              $10,373           1.38%          --
2011  Lowest contract charge 0.00% Class B    $101.00           --                   --             --        (4.24)%
      Highest contract charge 0.90% Class B   $ 90.15           --                   --             --        (5.10)%
      All contract charges                         --           69              $ 6,588           1.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.00% Class A    $340.73            --                  --             --        4.04%
      Highest contract charge 0.60% Class A   $211.75            --                  --             --        3.41%
      All contract charges                         --           136            $ 41,909           0.28%         --
2014  Lowest contract charge 0.00% Class A    $327.51            --                  --             --       11.08%
      Highest contract charge 0.60% Class A   $204.77            --                  --             --       10.42%
      All contract charges                         --           149            $ 45,164           0.24%         --
2013  Lowest contract charge 0.00% Class A    $294.83            --                  --             --       35.39%
      Highest contract charge 0.60% Class A   $185.44            --                  --             --       34.57%
      All contract charges                         --            34            $  9,623           0.17%         --
2012  Lowest contract charge 0.00% Class A    $217.77            --                  --             --       13.74%
      Highest contract charge 0.60% Class A   $137.80            --                  --             --       13.06%
      All contract charges                         --            34            $  7,145           0.57%         --
2011  Lowest contract charge 0.00% Class A    $191.46            --                  --             --       (3.29)%
      Highest contract charge 0.60% Class A   $121.88            --                  --             --       (3.87)%
      All contract charges                         --            37            $  6,637           0.41%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.00% Class B    $325.20            --                  --             --        4.03%
      Highest contract charge 0.90% Class B   $274.69            --                  --             --        3.10%
      All contract charges                         --           695            $198,684           0.28%         --
2014  Lowest contract charge 0.00% Class B    $312.59            --                  --             --       11.09%
      Highest contract charge 0.90% Class B   $266.44            --                  --             --       10.09%
      All contract charges                         --           759            $209,579           0.24%         --
2013  Lowest contract charge 0.00% Class B    $281.39            --                  --             --       35.39%
      Highest contract charge 0.90% Class B   $242.03            --                  --             --       34.18%
      All contract charges                         --           547            $136,867           0.17%         --
2012  Lowest contract charge 0.00% Class B    $207.84            --                  --             --       13.74%
      Highest contract charge 0.90% Class B   $180.38            --                  --             --       12.71%
      All contract charges                         --           604            $112,012           0.57%         --
2011  Lowest contract charge 0.00% Class B    $182.73            --                  --             --       (3.66)%
      Highest contract charge 0.90% Class B   $160.04            --                  --             --       (4.52)%
      All contract charges                         --           668            $108,960           0.41%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(D)
2015  Lowest contract charge 0.00% Class A    $243.12            --                  --             --       (4.02)%
      Highest contract charge 0.90% Class A   $182.83            --                  --             --       (4.88)%
      All contract charges                         --         1,280            $254,701           1.58%         --
2014  Lowest contract charge 0.00% Class A    $253.29            --                  --             --       12.23%
      Highest contract charge 0.90% Class A   $192.21            --                  --             --       11.22%
      All contract charges                         --         1,383            $288,312           1.39%         --
2013  Lowest contract charge 0.00% Class A    $225.69            --                  --             --       32.47%
      Highest contract charge 0.90% Class A   $172.82            --                  --             --       31.28%
      All contract charges                         --         1,413            $262,719           1.05%         --
2012  Lowest contract charge 0.00% Class A    $170.37            --                  --             --       15.86%
      Highest contract charge 0.90% Class A   $131.64            --                  --             --       14.81%
      All contract charges                         --         1,574            $221,696           1.56%         --
2011  Lowest contract charge 0.00% Class A    $147.05            --                  --             --       (4.80)%
      Highest contract charge 0.90% Class A   $114.66            --                  --             --       (5.65)%
      All contract charges                         --         1,780            $217,111           1.24%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY (D)
2015  Lowest contract charge 0.00% Class B    $181.24            --                  --             --       (4.01)%
      Highest contract charge 0.90% Class B   $180.46            --                  --             --       (4.88)%
      All contract charges                         --           653            $123,278           1.58%         --
2014  Lowest contract charge 0.00% Class B    $188.82            --                  --             --       12.23%
      Highest contract charge 0.90% Class B   $189.72            --                  --             --       11.22%
      All contract charges                         --           695            $137,376           1.39%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(D) (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $168.25            --                  --             --       32.48%
      Highest contract charge 0.90% Class B   $170.58            --                  --             --       31.28%
      All contract charges                         --           671            $119,182           1.05%         --
2012  Lowest contract charge 0.00% Class B    $127.00            --                  --             --       15.85%
      Highest contract charge 0.90% Class B   $129.94            --                  --             --       14.82%
      All contract charges                         --           732            $ 98,736           1.56%         --
2011  Lowest contract charge 0.00% Class B    $109.62            --                  --             --       (5.07)%
      Highest contract charge 0.90% Class B   $113.17            --                  --             --       (5.93)%
      All contract charges                         --           808            $ 94,538           1.24%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class A    $326.71            --                  --             --       (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --                  --             --       (4.41)%
      All contract charges                         --           668            $183,118           0.75%         --
2014  Lowest contract charge 0.00% Class A    $338.70            --                  --             --       10.87%
      Highest contract charge 0.90% Class A   $268.73            --                  --             --        9.87%
      All contract charges                         --           728            $208,857           0.58%         --
2013  Lowest contract charge 0.00% Class A    $305.49            --                  --             --       33.07%
      Highest contract charge 0.90% Class A   $244.58            --                  --             --       31.88%
      All contract charges                         --           795            $207,034           0.51%         --
2012  Lowest contract charge 0.00% Class A    $229.56            --                  --             --       18.63%
      Highest contract charge 0.90% Class A   $185.46            --                  --             --       17.56%
      All contract charges                         --           880            $174,284           1.20%         --
2011  Lowest contract charge 0.00% Class A    $193.51            --                  --             --       (9.10)%
      Highest contract charge 0.90% Class A   $157.76            --                  --             --       (9.92)%
      All contract charges                         --           991            $166,808           1.03%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $302.82            --                  --             --       (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --                  --             --       (3.54)%
      All contract charges                         --            39            $ 11,903           0.75%         --
2014  Lowest contract charge 0.00% Class B    $313.94            --                  --             --       10.87%
      Highest contract charge 0.00% Class B   $313.94            --                  --             --       10.87%
      All contract charges                         --            41            $ 12,879           0.58%         --
2013  Lowest contract charge 0.00% Class B    $283.15            --                  --             --       33.07%
      Highest contract charge 0.00% Class B   $283.15            --                  --             --       33.07%
      All contract charges                         --            44            $ 12,435           0.51%         --
2012  Lowest contract charge 0.00% Class B    $212.78            --                  --             --       18.63%
      Highest contract charge 0.00% Class B   $212.78            --                  --             --       18.63%
      All contract charges                         --            44            $  9,428           1.20%         --
2011  Lowest contract charge 0.00% Class B    $179.36            --                  --             --       (9.43)%
      Highest contract charge 0.00% Class B   $179.36            --                  --             --       (9.43)%
      All contract charges                         --            44            $  7,937           1.03%         --
AXA MODERATE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $353.24            --                  --             --       (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --                  --             --       (1.78)%
      All contract charges                         --         1,412            $757,108           0.81%         --
2014  Lowest contract charge 0.00% Class A    $356.38            --                  --             --        3.03%
      Highest contract charge 0.90% Class A   $315.41            --                  --             --        2.10%
      All contract charges                         --         1,531            $839,961           1.07%         --
2013  Lowest contract charge 0.00% Class A    $345.90            --                  --             --       13.11%
      Highest contract charge 0.90% Class A   $308.91            --                  --             --       12.09%
      All contract charges                         --         1,601            $898,254           1.57%         --
2012  Lowest contract charge 0.00% Class A    $305.80            --                  --             --        8.80%
      Highest contract charge 0.90% Class A   $275.58            --                  --             --        7.82%
      All contract charges                         --         1,765            $876,394           0.76%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $281.06            --                  --             --       (2.15)%
      Highest contract charge 0.90% Class A   $255.59            --                  --             --       (3.03)%
      All contract charges                         --         1,904            $904,360           1.67%         --
AXA MODERATE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $173.92            --                  --             --       (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --                  --             --       (1.48)%
      All contract charges                         --           890            $149,774           0.81%         --
2014  Lowest contract charge 0.00% Class B    $175.47            --                  --             --        3.03%
      Highest contract charge 0.60% Class B   $163.12            --                  --             --        2.41%
      All contract charges                         --           929            $157,713           1.07%         --
2013  Lowest contract charge 0.00% Class B    $170.31            --                  --             --       13.12%
      Highest contract charge 0.60% Class B   $159.28            --                  --             --       12.44%
      All contract charges                         --           942            $155,415           1.57%         --
2012  Lowest contract charge 0.00% Class B    $150.56            --                  --             --        8.80%
      Highest contract charge 0.60% Class B   $141.66            --                  --             --        8.15%
      All contract charges                         --         1,012            $147,964           0.76%         --
2011  Lowest contract charge 0.00% Class B    $138.38            --                  --             --       (2.40)%
      Highest contract charge 0.60% Class B   $130.99            --                  --             --       (2.98)%
      All contract charges                         --         1,046            $140,565           1.67%         --
AXA MODERATE GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $146.26            --                  --             --       (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --                  --             --       (0.79)%
      All contract charges                         --           565            $ 82,588           1.12%         --
2014  Lowest contract charge 0.00% Class B    $147.42            --                  --             --        5.01%
      Highest contract charge 0.00% Class B   $147.42            --                  --             --        5.01%
      All contract charges                         --           492            $ 72,534           1.31%         --
2013  Lowest contract charge 0.00% Class B    $140.39            --                  --             --       16.88%
      Highest contract charge 0.00% Class B   $140.39            --                  --             --       16.88%
      All contract charges                         --           385            $ 54,106           2.52%         --
2012  Lowest contract charge 0.00% Class B    $120.11            --                  --             --        9.84%
      Highest contract charge 0.00% Class B   $120.11            --                  --             --        9.84%
      All contract charges                         --           283            $ 34,045           0.85%         --
2011  Lowest contract charge 0.00% Class B    $109.35            --                  --             --       (3.33)%
      Highest contract charge 0.00% Class B   $109.35            --                  --             --       (3.33)%
      All contract charges                         --           183            $ 19,984           1.43%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class A    $193.73            --                  --             --       (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --                  --             --       (2.18)%
      All contract charges                         --         1,171            $181,984           0.89%         --
2014  Lowest contract charge 0.00% Class A    $196.26            --                  --             --        3.77%
      Highest contract charge 0.90% Class A   $177.28            --                  --             --        2.84%
      All contract charges                         --         1,235            $203,339           1.31%         --
2013  Lowest contract charge 0.00% Class A    $189.13            --                  --             --       19.79%
      Highest contract charge 0.90% Class A   $172.39            --                  --             --       18.71%
      All contract charges                         --         1,261            $212,695           2.15%         --
2012  Lowest contract charge 0.00% Class A    $157.89            --                  --             --       11.53%
      Highest contract charge 0.90% Class A   $145.22            --                  --             --       10.52%
      All contract charges                         --         1,354            $192,933           0.79%         --
2011  Lowest contract charge 0.00% Class A    $141.57            --                  --             --       (4.72)%
      Highest contract charge 0.90% Class A   $131.40            --                  --             --       (5.58)%
      All contract charges                         --         1,493            $196,420           1.54%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class B    $ 189.77           --                  --             --       (1.30)%
      Highest contract charge 0.60% Class B   $ 176.29           --                  --             --       (1.88)%
      All contract charges                          --        1,228            $230,412           0.89%         --
2014  Lowest contract charge 0.00% Class B    $ 192.26           --                  --             --        3.77%
      Highest contract charge 0.60% Class B   $ 179.67           --                  --             --        3.15%
      All contract charges                          --        1,245            $236,907           1.31%         --
2013  Lowest contract charge 0.00% Class B    $ 185.27           --                  --             --       19.79%
      Highest contract charge 0.60% Class B   $ 174.19           --                  --             --       19.07%
      All contract charges                          --        1,251            $229,433           2.15%         --
2012  Lowest contract charge 0.00% Class B    $ 154.67           --                  --             --       11.53%
      Highest contract charge 0.60% Class B   $ 146.29           --                  --             --       10.85%
      All contract charges                          --        1,212            $185,279           0.79%         --
2011  Lowest contract charge 0.00% Class B    $ 138.68           --                  --             --       (4.96)%
      Highest contract charge 0.60% Class B   $ 131.97           --                  --             --       (5.53)%
      All contract charges                          --        1,246            $170,658           1.54%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $ 400.02           --                  --             --       (2.91)%
      Highest contract charge 0.90% Class A   $ 337.88           --                  --             --       (3.78)%
      All contract charges                          --          399            $126,365           0.05%         --
2014  Lowest contract charge 0.00% Class A    $ 412.00           --                  --             --        3.57%
      Highest contract charge 0.90% Class A   $ 351.16           --                  --             --        2.64%
      All contract charges                          --          422            $144,210           0.06%         --
2013  Lowest contract charge 0.00% Class A    $ 397.78           --                  --             --       38.17%
      Highest contract charge 0.90% Class A   $ 342.12           --                  --             --       36.92%
      All contract charges                          --          438            $148,878           0.05%         --
2012  Lowest contract charge 0.00% Class A    $ 287.89           --                  --             --       15.59%
      Highest contract charge 0.90% Class A   $ 249.86           --                  --             --       14.55%
      All contract charges                          --          481            $123,156           0.21%         --
2011  Lowest contract charge 0.00% Class A    $ 249.07           --                  --             --       (0.40)%
      Highest contract charge 0.90% Class A   $ 218.13           --                  --             --       (1.29)%
      All contract charges                          --          584            $134,094             --          --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $ 328.35           --                  --             --       (2.91)%
      Highest contract charge 0.60% Class B   $ 264.94           --                  --             --       (3.49)%
      All contract charges                          --          221            $ 60,376           0.05%         --
2014  Lowest contract charge 0.00% Class B    $ 338.19           --                  --             --        3.57%
      Highest contract charge 0.60% Class B   $ 274.53           --                  --             --        2.96%
      All contract charges                          --          236            $ 66,544           0.06%         --
2013  Lowest contract charge 0.00% Class B    $ 326.52           --                  --             --       38.17%
      Highest contract charge 0.60% Class B   $ 266.65           --                  --             --       37.35%
      All contract charges                          --          249            $ 67,968           0.05%         --
2012  Lowest contract charge 0.00% Class B    $ 236.31           --                  --             --       15.59%
      Highest contract charge 0.60% Class B   $ 194.14           --                  --             --       14.89%
      All contract charges                          --          270            $ 53,496           0.21%         --
2011  Lowest contract charge 0.00% Class B    $ 204.44           --                  --             --       (0.65)%
      Highest contract charge 0.60% Class B   $ 168.98           --                  --             --       (1.24)%
      All contract charges                          --          294            $ 50,570             --          --
AXA/LOOMIS SAYLES GROWTH
2015  Lowest contract charge 0.00% Class A    $ 197.33           --                  --             --       11.53%
      Highest contract charge 0.90% Class A   $ 182.41           --                  --             --       10.52%
      All contract charges                          --           56            $  9,495           0.12%         --
2014  Lowest contract charge 0.00% Class A    $ 176.93           --                  --             --        7.81%
      Highest contract charge 0.90% Class A   $ 165.04           --                  --             --        6.85%
      All contract charges                          --           56            $  8,450           0.11%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                          UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------------- ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Class A      $164.11           --                   --             --       27.25%
      Highest contract charge 0.90% Class A     $154.46           --                   --             --       26.10%
      All contract charges                           --           73              $ 9,595           0.72%         --
2012  Lowest contract charge 0.00% Class A      $128.97           --                   --             --       12.59%
      Highest contract charge 0.90% Class A     $122.49           --                   --             --       11.57%
      All contract charges                           --          125              $13,964           0.85%         --
2011  Lowest contract charge 0.00% Class A      $114.55           --                   --             --        3.13%
      Highest contract charge 0.90% Class A     $109.79           --                   --             --        2.21%
      All contract charges                           --          141              $14,577           0.64%         --
AXA/LOOMIS SAYLES GROWTH
2015  Lowest contract charge 0.00% Class B      $240.98           --                   --             --       11.52%
      Highest contract charge 0.60% Class B     $185.13           --                   --             --       10.86%
      All contract charges                           --           71              $15,923           0.12%         --
2014  Lowest contract charge 0.00% Class B      $216.08           --                   --             --        7.82%
      Highest contract charge 0.60% Class B     $167.00           --                   --             --        7.17%
      All contract charges                           --           76              $15,333           0.11%         --
2013  Lowest contract charge 0.00% Class B      $200.41           --                   --             --       27.27%
      Highest contract charge 0.60% Class B     $155.82           --                   --             --       26.51%
      All contract charges                           --           79              $14,763           0.72%         --
2012  Lowest contract charge 0.00% Class B      $157.47           --                   --             --       12.58%
      Highest contract charge 0.60% Class B     $123.17           --                   --             --       11.90%
      All contract charges                           --           78              $11,399           0.85%         --
2011  Lowest contract charge 0.00% Class B      $139.87           --                   --             --        2.88%
      Highest contract charge 0.60% Class B     $110.07           --                   --             --        2.26%
      All contract charges                           --           80              $10,390           0.64%         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2015  Lowest contract charge 0.00% Class III    $130.59           --                   --             --       (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --                   --             --       (1.00)%
      All contract charges                           --          203              $ 9,384           1.08%         --
2014  Lowest contract charge 0.00% Class III    $131.91           --                   --             --        1.93%
      Highest contract charge 0.00% Class III   $131.91           --                   --             --        1.93%
      All contract charges                           --          200              $ 9,833           2.50%         --
2013  Lowest contract charge 0.00% Class III    $129.41           --                   --             --       14.42%
      Highest contract charge 0.00% Class III   $129.41           --                   --             --       14.42%
      All contract charges                           --          149              $ 7,005           1.07%         --
2012  Lowest contract charge 0.00% Class III    $113.10           --                   --             --        9.97%
      Highest contract charge 0.00% Class III   $113.10           --                   --             --        9.97%
      All contract charges                           --           93              $ 6,025           1.27%         --
2011  Lowest contract charge 0.00% Class III    $102.85           --                   --             --       (3.64)%
      Highest contract charge 0.00% Class III   $102.85           --                   --             --       (3.64)%
      All contract charges                           --           94              $ 6,986           4.38%         --
CHARTER/SM/ MULTI-SECTOR BOND
2015  Lowest contract charge 0.00% Class A      $227.86           --                   --             --       (0.64)%
      Highest contract charge 0.90% Class A     $224.83           --                   --             --       (1.53)%
      All contract charges                           --          265              $70,209           1.52%         --
2014  Lowest contract charge 0.00% Class A      $229.33           --                   --             --        2.39%
      Highest contract charge 0.90% Class A     $228.33           --                   --             --        1.46%
      All contract charges                           --          286              $77,439           2.51%         --
2013  Lowest contract charge 0.00% Class A      $223.98           --                   --             --       (1.01)%
      Highest contract charge 0.90% Class A     $225.04           --                   --             --       (1.90)%
      All contract charges                           --          306              $82,633           3.46%         --
2012  Lowest contract charge 0.00% Class A      $226.26           --                   --             --        5.33%
      Highest contract charge 0.90% Class A     $229.40           --                   --             --        4.38%
      All contract charges                           --          317              $91,216           2.25%         --
2011  Lowest contract charge 0.00% Class A      $214.82           --                   --             --        5.33%
      Highest contract charge 0.90% Class A     $219.78           --                   --             --        4.39%
      All contract charges                           --          335              $94,119           2.13%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2015  Lowest contract charge 0.00% Class B    $ 137.83          --                   --             --        (0.64)%
      Highest contract charge 0.60% Class B   $ 107.68          --                   --             --        (1.24)%
      All contract charges                          --         136              $15,816           1.52%          --
2014  Lowest contract charge 0.00% Class B    $ 138.72          --                   --             --         2.38%
      Highest contract charge 0.60% Class B   $ 109.03          --                   --             --         1.77%
      All contract charges                          --         145              $16,903           2.51%          --
2013  Lowest contract charge 0.00% Class B    $ 135.49          --                   --             --        (0.87)%
      Highest contract charge 0.60% Class B   $ 107.13          --                   --             --        (1.46)%
      All contract charges                          --         149              $16,905           3.46%          --
2012  Lowest contract charge 0.00% Class B    $ 136.68          --                   --             --         5.32%
      Highest contract charge 0.60% Class B   $ 108.72          --                   --             --         4.69%
      All contract charges                          --         153              $17,509           2.25%          --
2011  Lowest contract charge 0.00% Class B    $ 129.77          --                   --             --         5.08%
      Highest contract charge 0.60% Class B   $ 103.85          --                   --             --         4.45%
      All contract charges                          --         160              $17,351           3.87%          --
CHARTER/SM/ SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $ 178.20          --                   --             --        (6.04)%
      Highest contract charge 0.90% Class B   $ 112.40          --                   --             --        (6.89)%
      All contract charges                          --          72              $11,024           0.27%          --
2014  Lowest contract charge 0.00% Class B    $ 189.66          --                   --             --        (2.61)%
      Highest contract charge 0.90% Class B   $ 120.72          --                   --             --        (3.49)%
      All contract charges                          --          73              $12,004           0.00%          --
2013  Lowest contract charge 0.00% Class B    $ 194.74          --                   --             --        47.78%
      Highest contract charge 0.90% Class B   $ 125.08          --                   --             --        46.45%
      All contract charges                          --          82              $13,549           0.00%          --
2012  Lowest contract charge 0.00% Class B    $ 131.78          --                   --             --        11.38%
      Highest contract charge 0.90% Class B   $  85.41          --                   --             --        10.38%
      All contract charges                          --          69              $ 7,825           0.00%          --
2011  Lowest contract charge 0.00% Class B    $ 118.32          --                   --             --       (15.68)%
      Highest contract charge 0.90% Class B   $  77.38          --                   --             --       (16.45)%
      All contract charges                          --          68              $ 7,065             --           --
CHARTER/SM/ SMALL CAP VALUE
2015  Lowest contract charge 0.00% Class A    $ 241.60          --                   --             --       (13.13)%
      Highest contract charge 0.60% Class A   $ 224.44          --                   --             --       (13.65)%
      All contract charges                          --          48              $11,523           0.52%          --
2014  Lowest contract charge 0.00% Class A    $ 278.12          --                   --             --        (5.12)%
      Highest contract charge 0.60% Class A   $ 259.93          --                   --             --        (5.69)%
      All contract charges                          --          51              $14,155           0.17%          --
2013  Lowest contract charge 0.00% Class A    $ 293.14          --                   --             --        42.77%
      Highest contract charge 0.60% Class A   $ 275.62          --                   --             --        41.91%
      All contract charges                          --          56              $16,244           0.55%          --
2012  Lowest contract charge 0.00% Class A    $ 205.33          --                   --             --        16.77%
      Highest contract charge 0.60% Class A   $ 194.22          --                   --             --        16.07%
      All contract charges                          --          61              $12,385           0.59%          --
2011  Lowest contract charge 0.00% Class A    $ 175.84          --                   --             --        (8.79)%
      Highest contract charge 0.60% Class A   $ 167.33          --                   --             --        (9.34)%
      All contract charges                          --          65              $11,397           0.16%          --
CHARTER/SM/ SMALL CAP VALUE
2015  Lowest contract charge 0.00% Class B    $ 253.43          --                   --             --       (13.13)%
      Highest contract charge 0.90% Class B   $ 218.07          --                   --             --       (13.92)%
      All contract charges                          --          61              $14,517           0.52%          --
2014  Lowest contract charge 0.00% Class B    $ 291.75          --                   --             --        (5.11)%
      Highest contract charge 0.90% Class B   $ 253.33          --                   --             --        (5.96)%
      All contract charges                          --          65              $17,745           0.17%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $307.45           --                   --             --       42.72%
      Highest contract charge 0.90% Class B   $269.39           --                   --             --       41.44%
      All contract charges                         --           69             $ 20,126           0.55%         --
2012  Lowest contract charge 0.00% Class B    $215.42           --                   --             --       16.77%
      Highest contract charge 0.90% Class B   $190.46           --                   --             --       15.72%
      All contract charges                         --           73             $ 14,727           0.59%         --
2011  Lowest contract charge 0.00% Class B    $184.48           --                   --             --       (9.02)%
      Highest contract charge 0.90% Class B   $164.59           --                   --             --       (9.83)%
      All contract charges                         --           80             $ 13,785           0.16%         --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.00% Class A    $307.19           --                   --             --       (6.15)%
      Highest contract charge 0.60% Class A   $285.38           --                   --             --       (6.71)%
      All contract charges                         --          242             $ 36,247           1.28%         --
2014  Lowest contract charge 0.00% Class A    $327.32           --                   --             --        9.71%
      Highest contract charge 0.60% Class A   $305.92           --                   --             --        9.05%
      All contract charges                         --          227             $ 40,401           1.07%         --
2013  Lowest contract charge 0.00% Class A    $298.36           --                   --             --       37.75%
      Highest contract charge 0.60% Class A   $280.54           --                   --             --       36.92%
      All contract charges                         --          210             $ 38,163           1.61%         --
2012  Lowest contract charge 0.00% Class A    $216.60           --                   --             --       13.64%
      Highest contract charge 0.60% Class A   $204.89           --                   --             --       12.95%
      All contract charges                         --          204             $ 29,351           1.45%         --
2011  Lowest contract charge 0.00% Class A    $190.61           --                   --             --       (2.86)%
      Highest contract charge 0.60% Class A   $181.40           --                   --             --       (3.44)%
      All contract charges                         --          203             $ 27,534           1.27%         --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.00% Class B    $404.30           --                   --             --       (6.15)%
      Highest contract charge 0.90% Class B   $341.52           --                   --             --       (6.99)%
      All contract charges                         --          436             $158,529           1.28%         --
2014  Lowest contract charge 0.00% Class B    $430.79           --                   --             --        9.70%
      Highest contract charge 0.90% Class B   $367.20           --                   --             --        8.72%
      All contract charges                         --          463             $179,873           1.07%         --
2013  Lowest contract charge 0.00% Class B    $392.69           --                   --             --       37.73%
      Highest contract charge 0.90% Class B   $337.76           --                   --             --       36.49%
      All contract charges                         --          485             $172,038           1.61%         --
2012  Lowest contract charge 0.00% Class B    $285.11           --                   --             --       13.63%
      Highest contract charge 0.90% Class B   $247.46           --                   --             --       12.61%
      All contract charges                         --          514             $132,813           1.45%         --
2011  Lowest contract charge 0.00% Class B    $250.90           --                   --             --       (3.10)%
      Highest contract charge 0.90% Class B   $219.75           --                   --             --       (3.98)%
      All contract charges                         --          604             $138,637           1.27%         --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.00% Class A    $143.34           --                   --             --       (1.70)%
      Highest contract charge 0.90% Class A   $132.50           --                   --             --       (2.59)%
      All contract charges                         --           33             $  4,517           1.55%         --
2014  Lowest contract charge 0.00% Class A    $145.82           --                   --             --        8.67%
      Highest contract charge 0.90% Class A   $136.02           --                   --             --        7.70%
      All contract charges                         --           37             $  5,222           1.56%         --
2013  Lowest contract charge 0.00% Class A    $134.19           --                   --             --       31.75%
      Highest contract charge 0.90% Class A   $126.30           --                   --             --       30.56%
      All contract charges                         --           45             $  5,916           1.94%         --
2012  Lowest contract charge 0.00% Class A    $101.85           --                   --             --       17.73%
      Highest contract charge 0.90% Class A   $ 96.74           --                   --             --       16.68%
      All contract charges                         --           56             $  5,501           2.23%         --
2011  Lowest contract charge 0.00% Class A    $ 86.51           --                   --             --       (0.15)%
      Highest contract charge 0.90% Class A   $ 82.91           --                   --             --       (1.05)%
      All contract charges                         --           50             $  4,192           2.15%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.00% Class B    $ 197.51         --                    --             --       (1.70)%
      Highest contract charge 0.60% Class B   $ 134.44         --                    --             --       (2.29)%
      All contract charges                          --         79               $14,262           1.55%         --
2014  Lowest contract charge 0.00% Class B    $ 200.93         --                    --             --        8.67%
      Highest contract charge 0.60% Class B   $ 137.59         --                    --             --        8.02%
      All contract charges                          --         82               $15,156           1.56%         --
2013  Lowest contract charge 0.00% Class B    $ 184.90         --                    --             --       31.75%
      Highest contract charge 0.60% Class B   $ 127.38         --                    --             --       30.97%
      All contract charges                          --         82               $13,916           1.94%         --
2012  Lowest contract charge 0.00% Class B    $ 140.34         --                    --             --       17.73%
      Highest contract charge 0.60% Class B   $  97.26         --                    --             --       17.03%
      All contract charges                          --         84               $11,002           2.23%         --
2011  Lowest contract charge 0.00% Class B    $ 119.20         --                    --             --       (0.39)%
      Highest contract charge 0.60% Class B   $  83.11         --                    --             --       (0.99)%
      All contract charges                          --         70               $ 7,794           2.15%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class A    $ 258.91         --                    --             --        0.47%
      Highest contract charge 0.00% Class A   $ 258.91         --                    --             --        0.47%
      All contract charges                          --          1               $   216           1.07%         --
2014  Lowest contract charge 0.00% Class A    $ 257.71         --                    --             --       13.61%
      Highest contract charge 0.00% Class A   $ 257.71         --                    --             --       13.61%
      All contract charges                          --          1               $   177           0.84%         --
2013  Lowest contract charge 0.00% Class A    $ 226.84         --                    --             --       34.33%
      Highest contract charge 0.00% Class A   $ 226.84         --                    --             --       34.33%
      All contract charges                          --          1               $   164           0.78%         --
2012  Lowest contract charge 0.00% Class A    $ 168.87         --                    --             --       16.74%
      Highest contract charge 0.00% Class A   $ 168.87         --                    --             --       16.74%
      All contract charges                          --          1               $   102           1.03%         --
2011  Lowest contract charge 0.00% Class A    $ 144.65         --                    --             --        0.52%
      Highest contract charge 0.00% Class A   $ 144.65         --                    --             --        0.52%
      All contract charges                          --         --               $    61           0.42%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B    $ 162.21         --                    --             --        0.48%
      Highest contract charge 0.90% Class B   $ 139.88         --                    --             --       (0.43)%
      All contract charges                          --         11               $ 1,624           1.07%         --
2014  Lowest contract charge 0.00% Class B    $ 161.44         --                    --             --       13.61%
      Highest contract charge 0.80% Class B   $ 142.67         --                    --             --       12.70%
      All contract charges                          --          9               $ 1,403           0.84%         --
2013  Lowest contract charge 0.00% Class B    $ 142.10         --                    --             --       34.33%
      Highest contract charge 0.80% Class B   $ 126.59         --                    --             --       33.25%
      All contract charges                          --          7               $ 1,016           0.78%         --
2012  Lowest contract charge 0.00% Class B    $ 105.78         --                    --             --       16.73%
      Highest contract charge 0.80% Class B   $  95.00         --                    --             --       15.81%
      All contract charges                          --          8               $   826           1.03%         --
2011  Lowest contract charge 0.00% Class B    $  90.62         --                    --             --        0.28%
      Highest contract charge 0.90% Class B   $  81.02         --                    --             --       (0.63)%
      All contract charges                          --          7               $   609           0.42%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.00% Class A    $ 326.03         --                    --             --        1.91%
      Highest contract charge 0.60% Class A   $ 206.84         --                    --             --        1.30%
      All contract charges                          --         62               $14,705           0.59%         --
2014  Lowest contract charge 0.00% Class A    $ 319.92         --                    --             --       10.51%
      Highest contract charge 0.60% Class A   $ 204.19         --                    --             --        9.85%
      All contract charges                          --         62               $15,531           0.70%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $289.49            --                   --            --       31.79%
      Highest contract charge 0.60% Class A   $185.88            --                   --            --       31.00%
      All contract charges                         --            68           $   15,218          1.47%         --
2012  Lowest contract charge 0.00% Class A    $219.66            --                   --            --       17.41%
      Highest contract charge 0.60% Class A   $141.89            --                   --            --       16.70%
      All contract charges                         --            66           $   11,802          0.90%         --
2011  Lowest contract charge 0.00% Class A    $187.09            --                   --            --        4.26%
      Highest contract charge 0.60% Class A   $121.59            --                   --            --        3.64%
      All contract charges                         --            65           $   10,218          0.74%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.00% Class B    $247.65            --                   --            --        1.91%
      Highest contract charge 0.90% Class B   $213.65            --                   --            --        1.00%
      All contract charges                         --           417           $   94,238          0.59%         --
2014  Lowest contract charge 0.00% Class B    $243.01            --                   --            --       10.51%
      Highest contract charge 0.90% Class B   $211.54            --                   --            --        9.52%
      All contract charges                         --           419           $   93,222          0.70%         --
2013  Lowest contract charge 0.00% Class B    $219.89            --                   --            --       31.77%
      Highest contract charge 0.90% Class B   $193.16            --                   --            --       30.58%
      All contract charges                         --           468           $   94,736          1.47%         --
2012  Lowest contract charge 0.00% Class B    $166.88            --                   --            --       17.41%
      Highest contract charge 0.90% Class B   $147.92            --                   --            --       16.34%
      All contract charges                         --           496           $   76,677          0.90%         --
2011  Lowest contract charge 0.00% Class B    $142.14            --                   --            --        4.00%
      Highest contract charge 0.90% Class B   $127.14            --                   --            --        3.07%
      All contract charges                         --           548           $   72,714          0.74%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.00% Class A    $534.69            --                   --            --       (0.05)%
      Highest contract charge 0.90% Class A   $554.08            --                   --            --       (0.95)%
      All contract charges                         --         1,448           $1,330,558          1.37%         --
2014  Lowest contract charge 0.00% Class A    $534.98            --                   --            --       12.05%
      Highest contract charge 0.90% Class A   $559.42            --                   --            --       11.05%
      All contract charges                         --         1,467           $1,441,799          1.24%         --
2013  Lowest contract charge 0.00% Class A    $477.43            --                   --            --       32.47%
      Highest contract charge 0.90% Class A   $503.77            --                   --            --       31.28%
      All contract charges                         --         1,573           $1,403,125          1.29%         --
2012  Lowest contract charge 0.00% Class A    $360.41            --                   --            --       15.60%
      Highest contract charge 0.90% Class A   $383.74            --                   --            --       14.55%
      All contract charges                         --         1,722           $1,173,665          1.55%         --
2011  Lowest contract charge 0.00% Class A    $311.78            --                   --            --        0.78%
      Highest contract charge 0.90% Class A   $334.99            --                   --            --       (0.13)%
      All contract charges                         --         1,883           $1,134,175          1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.00% Class B    $166.98            --                   --            --       (0.05)%
      Highest contract charge 0.60% Class B   $182.07            --                   --            --       (0.65)%
      All contract charges                         --         1,016           $  181,517          1.37%         --
2014  Lowest contract charge 0.00% Class B    $167.07            --                   --            --       12.05%
      Highest contract charge 0.60% Class B   $183.27            --                   --            --       11.38%
      All contract charges                         --         1,060           $  191,161          1.24%         --
2013  Lowest contract charge 0.00% Class B    $149.10            --                   --            --       32.47%
      Highest contract charge 0.60% Class B   $164.54            --                   --            --       31.67%
      All contract charges                         --         1,115           $  180,697          1.29%         --
2012  Lowest contract charge 0.00% Class B    $112.55            --                   --            --       15.59%
      Highest contract charge 0.60% Class B   $124.96            --                   --            --       14.90%
      All contract charges                         --         1,185           $  146,090          1.55%         --
2011  Lowest contract charge 0.00% Class B    $ 97.37            --                   --            --        0.54%
      Highest contract charge 0.60% Class B   $108.76            --                   --            --       (0.06)%
      All contract charges                         --         1,270           $  136,452          1.45%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.00% Class A    $ 133.51           --                  --             --        0.44%
      Highest contract charge 0.90% Class A   $ 122.87           --                  --             --       (0.47)%
      All contract charges                          --          207            $ 29,322           1.49%         --
2014  Lowest contract charge 0.00% Class A    $ 132.93           --                  --             --        2.41%
      Highest contract charge 0.90% Class A   $ 123.45           --                  --             --        1.50%
      All contract charges                          --          219            $ 30,635           1.31%         --
2013  Lowest contract charge 0.00% Class A    $ 129.80           --                  --             --       (1.58)%
      Highest contract charge 0.90% Class A   $ 121.63           --                  --             --       (2.48)%
      All contract charges                          --          231            $ 31,506           1.17%         --
2012  Lowest contract charge 0.00% Class A    $ 131.89           --                  --             --        3.16%
      Highest contract charge 0.90% Class A   $ 124.72           --                  --             --        2.23%
      All contract charges                          --          250            $ 34,953           1.45%         --
2011  Lowest contract charge 0.00% Class A    $ 127.85           --                  --             --        5.06%
      Highest contract charge 0.90% Class A   $ 122.00           --                  --             --        4.12%
      All contract charges                          --          260            $ 35,436           2.03%         --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.00% Class B    $ 138.72           --                  --             --        0.44%
      Highest contract charge 0.60% Class B   $ 156.34           --                  --             --       (0.17)%
      All contract charges                          --          157            $ 23,116           1.49%         --
2014  Lowest contract charge 0.00% Class B    $ 138.11           --                  --             --        2.41%
      Highest contract charge 0.60% Class B   $ 156.60           --                  --             --        1.80%
      All contract charges                          --          151            $ 22,367           1.31%         --
2013  Lowest contract charge 0.00% Class B    $ 134.86           --                  --             --       (1.59)%
      Highest contract charge 0.60% Class B   $ 153.83           --                  --             --       (2.18)%
      All contract charges                          --          150            $ 21,831           1.17%         --
2012  Lowest contract charge 0.00% Class B    $ 137.04           --                  --             --        3.16%
      Highest contract charge 0.60% Class B   $ 157.26           --                  --             --        2.54%
      All contract charges                          --          135            $ 20,043           1.45%         --
2011  Lowest contract charge 0.00% Class B    $ 132.84           --                  --             --        4.80%
      Highest contract charge 0.60% Class B   $ 153.36           --                  --             --        4.17%
      All contract charges                          --          129            $ 18,727           2.03%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.00% Class A    $ 607.76           --                  --             --        0.80%
      Highest contract charge 0.90% Class A   $ 504.12           --                  --             --       (0.11)%
      All contract charges                          --        1,399            $519,057           1.61%         --
2014  Lowest contract charge 0.00% Class A    $ 602.94           --                  --             --       12.98%
      Highest contract charge 0.90% Class A   $ 504.66           --                  --             --       11.96%
      All contract charges                          --        1,320            $556,228           1.39%         --
2013  Lowest contract charge 0.00% Class A    $ 533.69           --                  --             --       31.51%
      Highest contract charge 0.90% Class A   $ 450.76           --                  --             --       30.33%
      All contract charges                          --        1,173            $536,839           1.48%         --
2012  Lowest contract charge 0.00% Class A    $ 405.81           --                  --             --       15.23%
      Highest contract charge 0.90% Class A   $ 345.86           --                  --             --       14.19%
      All contract charges                          --        1,232            $439,198           1.70%         --
2011  Lowest contract charge 0.00% Class A    $ 352.17           --                  --             --        1.77%
      Highest contract charge 0.90% Class A   $ 302.87           --                  --             --        0.85%
      All contract charges                          --        1,247            $396,873           1.66%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.00% Class B    $ 183.95           --                  --             --        0.79%
      Highest contract charge 0.60% Class B   $ 171.99           --                  --             --        0.19%
      All contract charges                          --        1,073            $191,053           1.61%         --
2014  Lowest contract charge 0.00% Class B    $ 182.51           --                  --             --       12.97%
      Highest contract charge 0.60% Class B   $ 171.67           --                  --             --       12.30%
      All contract charges                          --        1,056            $186,511           1.39%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $161.55            --                  --             --       31.51%
      Highest contract charge 0.60% Class B   $152.87            --                  --             --       30.73%
      All contract charges                         --         1,016            $158,969           1.48%         --
2012  Lowest contract charge 0.00% Class B    $122.84            --                  --             --       15.23%
      Highest contract charge 0.60% Class B   $116.94            --                  --             --       14.53%
      All contract charges                         --           977            $116,149           1.70%         --
2011  Lowest contract charge 0.00% Class B    $106.60            --                  --             --        1.51%
      Highest contract charge 0.60% Class B   $102.10            --                  --             --        0.91%
      All contract charges                         --           977            $100,915           1.66%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.00% Class A    $130.42            --                  --             --        2.63%
      Highest contract charge 0.00% Class A   $130.42            --                  --             --        2.63%
      All contract charges                         --            21            $    699           0.00%         --
2014  Lowest contract charge 0.00% Class A    $127.08            --                  --             --        1.64%
      Highest contract charge 0.00% Class A   $127.08            --                  --             --        1.64%
      All contract charges                         --            17            $    633           0.00%         --
2013  Lowest contract charge 0.00% Class A    $125.03            --                  --             --       10.98%
      Highest contract charge 0.00% Class A   $125.03            --                  --             --       10.98%
      All contract charges                         --            16            $    849           0.42%         --
2012  Lowest contract charge 0.00% Class A    $112.66            --                  --             --        5.25%
      Highest contract charge 0.00% Class A   $112.66            --                  --             --        5.25%
      All contract charges                         --             9            $    561           0.00%         --
2011  Lowest contract charge 0.00% Class A    $107.04            --                  --             --        1.60%
      Highest contract charge 0.00% Class A   $107.04            --                  --             --        1.60%
      All contract charges                         --             9            $    922           0.22%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.00% Class B    $167.33            --                  --             --        2.62%
      Highest contract charge 0.90% Class B   $124.01            --                  --             --        1.70%
      All contract charges                         --            96            $ 13,717           0.00%         --
2014  Lowest contract charge 0.00% Class B    $163.06            --                  --             --        1.64%
      Highest contract charge 0.90% Class B   $121.94            --                  --             --        0.73%
      All contract charges                         --            96            $ 13,401           0.00%         --
2013  Lowest contract charge 0.00% Class B    $160.43            --                  --             --       10.98%
      Highest contract charge 0.90% Class B   $121.06            --                  --             --        9.99%
      All contract charges                         --            86            $ 11,645           0.42%         --
2012  Lowest contract charge 0.00% Class B    $144.55            --                  --             --        5.25%
      Highest contract charge 0.90% Class B   $110.07            --                  --             --        4.29%
      All contract charges                         --            96            $ 11,453           0.00%         --
2011  Lowest contract charge 0.00% Class B    $137.34            --                  --             --        1.35%
      Highest contract charge 0.90% Class B   $105.54            --                  --             --        0.44%
      All contract charges                         --           101            $ 11,469           0.22%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.00% Class A    $175.04            --                  --             --       (5.70)%
      Highest contract charge 0.00% Class A   $175.04            --                  --             --       (5.70)%
      All contract charges                         --           156            $  4,668           0.53%         --
2014  Lowest contract charge 0.00% Class A    $185.62            --                  --             --        3.07%
      Highest contract charge 0.00% Class A   $185.62            --                  --             --        3.07%
      All contract charges                         --           105            $  4,528           0.28%         --
2013  Lowest contract charge 0.00% Class A    $180.09            --                  --             --       39.12%
      Highest contract charge 0.00% Class A   $180.09            --                  --             --       39.12%
      All contract charges                         --            63            $  3,445           0.28%         --
2012  Lowest contract charge 0.00% Class A    $129.45            --                  --             --       17.84%
      Highest contract charge 0.00% Class A   $129.45            --                  --             --       17.84%
      All contract charges                         --            32            $  1,742           1.26%         --
2011  Lowest contract charge 0.00% Class A    $109.85            --                  --             --       (3.25)%
      Highest contract charge 0.00% Class A   $109.85            --                  --             --       (3.25)%
      All contract charges                         --            46            $  3,385           0.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.00% Class B    $307.85           --                   --             --       (5.70)%
      Highest contract charge 0.90% Class B   $185.87           --                   --             --       (6.55)%
      All contract charges                         --          566             $139,280           0.53%         --
2014  Lowest contract charge 0.00% Class B    $326.46           --                   --             --        3.07%
      Highest contract charge 0.90% Class B   $198.90           --                   --             --        2.14%
      All contract charges                         --          591             $151,989           0.28%         --
2013  Lowest contract charge 0.00% Class B    $316.74           --                   --             --       39.11%
      Highest contract charge 0.90% Class B   $194.73           --                   --             --       37.86%
      All contract charges                         --          613             $150,594           0.28%         --
2012  Lowest contract charge 0.00% Class B    $227.69           --                   --             --       17.85%
      Highest contract charge 0.90% Class B   $141.25           --                   --             --       16.78%
      All contract charges                         --          586             $103,111           1.26%         --
2011  Lowest contract charge 0.00% Class B    $193.20           --                   --             --       (3.49)%
      Highest contract charge 0.90% Class B   $120.95           --                   --             --       (4.36)%
      All contract charges                         --          589             $ 86,433           0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.00% Class A    $137.20           --                   --             --       (3.80)%
      Highest contract charge 0.90% Class A   $118.77           --                   --             --       (4.66)%
      All contract charges                         --           93             $  8,563           0.04%         --
2014  Lowest contract charge 0.00% Class A    $142.62           --                   --             --        0.88%
      Highest contract charge 0.90% Class A   $124.58           --                   --             --       (0.02)%
      All contract charges                         --          100             $ 11,375           0.67%         --
2013  Lowest contract charge 0.00% Class A    $141.37           --                   --             --       (2.56)%
      Highest contract charge 0.90% Class A   $124.61           --                   --             --       (3.44)%
      All contract charges                         --          103             $ 12,060           0.01%         --
2012  Lowest contract charge 0.00% Class A    $145.08           --                   --             --        3.76%
      Highest contract charge 0.90% Class A   $129.05           --                   --             --        2.83%
      All contract charges                         --          114             $ 14,379           1.45%         --
2011  Lowest contract charge 0.00% Class A    $139.82           --                   --             --        4.63%
      Highest contract charge 0.90% Class A   $125.50           --                   --             --        3.69%
      All contract charges                         --          117             $ 15,161           2.50%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.00% Class B    $130.75           --                   --             --       (3.80)%
      Highest contract charge 0.60% Class B   $120.50           --                   --             --       (4.38)%
      All contract charges                         --           66             $  8,457           0.04%         --
2014  Lowest contract charge 0.00% Class B    $135.92           --                   --             --        0.89%
      Highest contract charge 0.60% Class B   $126.02           --                   --             --        0.29%
      All contract charges                         --           67             $  8,941           0.67%         --
2013  Lowest contract charge 0.00% Class B    $134.72           --                   --             --       (2.51)%
      Highest contract charge 0.60% Class B   $125.66           --                   --             --       (3.10)%
      All contract charges                         --           68             $  8,897           0.01%         --
2012  Lowest contract charge 0.00% Class B    $138.19           --                   --             --        3.72%
      Highest contract charge 0.60% Class B   $129.68           --                   --             --        3.10%
      All contract charges                         --           65             $  8,798           1.45%         --
2011  Lowest contract charge 0.00% Class B    $133.23           --                   --             --        4.40%
      Highest contract charge 0.60% Class B   $125.78           --                   --             --        3.77%
      All contract charges                         --           65             $  8,465           2.50%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class A    $233.88           --                   --             --        0.43%
      Highest contract charge 0.90% Class A   $201.98           --                   --             --       (0.47)%
      All contract charges                         --          323             $ 65,486           0.60%         --
2014  Lowest contract charge 0.00% Class A    $232.88           --                   --             --        1.53%
      Highest contract charge 0.90% Class A   $202.94           --                   --             --        0.62%
      All contract charges                         --          318             $ 65,987           0.40%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $229.37            --                  --             --        (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --                  --             --        (2.53)%
      All contract charges                         --           320            $ 68,033           0.21%          --
2012  Lowest contract charge 0.00% Class A    $233.19            --                  --             --         0.97%
      Highest contract charge 0.90% Class A   $206.92            --                  --             --         0.06%
      All contract charges                         --           338            $ 72,995           0.24%          --
2011  Lowest contract charge 0.00% Class A    $230.94            --                  --             --         5.56%
      Highest contract charge 0.90% Class A   $206.79            --                  --             --         4.61%
      All contract charges                         --           338            $ 77,711           0.57%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B    $167.94            --                  --             --         0.42%
      Highest contract charge 0.60% Class B   $151.91            --                  --             --        (0.18)%
      All contract charges                         --           120            $ 18,638           0.60%          --
2014  Lowest contract charge 0.00% Class B    $167.23            --                  --             --         1.54%
      Highest contract charge 0.60% Class B   $152.18            --                  --             --         0.93%
      All contract charges                         --           125            $ 19,156           0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --                  --             --        (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --                  --             --        (2.24)%
      All contract charges                         --           136            $ 20,907           0.21%          --
2012  Lowest contract charge 0.00% Class B    $167.45            --                  --             --         0.98%
      Highest contract charge 0.60% Class B   $154.23            --                  --             --         0.37%
      All contract charges                         --           141            $ 21,902           0.24%          --
2011  Lowest contract charge 0.00% Class B    $165.83            --                  --             --         5.30%
      Highest contract charge 0.60% Class B   $153.66            --                  --             --         4.67%
      All contract charges                         --           147            $ 22,715           0.57%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.00% Class A    $186.71            --                  --             --        (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --                  --             --        (3.02)%
      All contract charges                         --         1,506            $232,186           2.32%          --
2014  Lowest contract charge 0.00% Class A    $190.79            --                  --             --        (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --                  --             --        (7.74)%
      All contract charges                         --         1,507            $254,494           2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --                  --             --        21.47%
      Highest contract charge 0.90% Class A   $172.97            --                  --             --        20.38%
      All contract charges                         --         1,613            $295,783           2.22%          --
2012  Lowest contract charge 0.00% Class A    $168.71            --                  --             --        16.27%
      Highest contract charge 0.90% Class A   $143.69            --                  --             --        15.22%
      All contract charges                         --         1,765            $269,148           2.95%          --
2011  Lowest contract charge 0.00% Class A    $145.10            --                  --             --       (11.98)%
      Highest contract charge 0.90% Class A   $124.71            --                  --             --       (12.77)%
      All contract charges                         --         2,078            $275,646           2.92%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.00% Class B    $127.47            --                  --             --        (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --                  --             --        (3.02)%
      All contract charges                         --           424            $ 52,585           2.32%          --
2014  Lowest contract charge 0.00% Class B    $130.25            --                  --             --        (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --                  --             --        (7.74)%
      All contract charges                         --           414            $ 52,708           2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --                  --             --        21.47%
      Highest contract charge 0.90% Class B   $127.34            --                  --             --        20.38%
      All contract charges                         --           414            $ 56,742           2.22%          --
2012  Lowest contract charge 0.00% Class B    $115.18            --                  --             --        16.27%
      Highest contract charge 0.90% Class B   $105.78            --                  --             --        15.22%
      All contract charges                         --           424            $ 47,958           2.95%          --
2011  Lowest contract charge 0.00% Class B    $ 99.06            --                  --             --       (12.20)%
      Highest contract charge 0.90% Class B   $ 91.81            --                  --             --       (12.98)%
      All contract charges                         --           446            $ 43,556           2.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/INVESCO COMSTOCK (E)
2015  Lowest contract charge 0.00% Class A    $139.54            --                  --             --       (6.19)%
      Highest contract charge 0.90% Class A   $128.99            --                  --             --       (7.03)%
      All contract charges                         --           100             $12,263           2.18%         --
2014  Lowest contract charge 0.00% Class A    $148.75            --                  --             --        8.92%
      Highest contract charge 0.90% Class A   $138.74            --                  --             --        7.94%
      All contract charges                         --           101             $13,086           1.88%         --
2013  Lowest contract charge 0.00% Class A    $136.57            --                  --             --       35.08%
      Highest contract charge 0.90% Class A   $128.54            --                  --             --       33.87%
      All contract charges                         --            37             $ 4,854           4.83%         --
2012  Lowest contract charge 0.00% Class A    $101.10            --                  --             --       18.43%
      Highest contract charge 0.90% Class A   $ 96.02            --                  --             --       17.36%
      All contract charges                         --            28             $ 2,765           1.26%         --
2011  Lowest contract charge 0.00% Class A    $ 85.37            --                  --             --       (1.74)%
      Highest contract charge 0.90% Class A   $ 81.82            --                  --             --       (2.62)%
      All contract charges                         --            30             $ 2,522           1.50%         --
EQ/INVESCO COMSTOCK(E)
2015  Lowest contract charge 0.00% Class B    $177.64            --                  --             --       (6.19)%
      Highest contract charge 0.60% Class B   $130.81            --                  --             --       (6.75)%
      All contract charges                         --            71             $11,678           2.18%         --
2014  Lowest contract charge 0.00% Class B    $189.36            --                  --             --        8.92%
      Highest contract charge 0.60% Class B   $140.28            --                  --             --        8.26%
      All contract charges                         --            69             $12,100           1.88%         --
2013  Lowest contract charge 0.00% Class B    $173.86            --                  --             --       35.04%
      Highest contract charge 0.60% Class B   $129.58            --                  --             --       34.22%
      All contract charges                         --            34             $ 5,480           4.83%         --
2012  Lowest contract charge 0.00% Class B    $128.75            --                  --             --       18.42%
      Highest contract charge 0.60% Class B   $ 96.54            --                  --             --       17.72%
      All contract charges                         --            26             $ 3,084           1.26%         --
2011  Lowest contract charge 0.00% Class B    $108.72            --                  --             --       (1.99)%
      Highest contract charge 0.60% Class B   $ 82.01            --                  --             --       (2.58)%
      All contract charges                         --            28             $ 2,896           1.50%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.00% Class A    $289.59            --                  --             --       (2.25)%
      Highest contract charge 0.00% Class A   $289.59            --                  --             --       (2.25)%
      All contract charges                         --            30             $ 2,225           0.70%         --
2014  Lowest contract charge 0.00% Class A    $296.27            --                  --             --       14.37%
      Highest contract charge 0.00% Class A   $296.27            --                  --             --       14.37%
      All contract charges                         --            21             $ 1,687           1.08%         --
2013  Lowest contract charge 0.00% Class A    $259.04            --                  --             --       35.80%
      Highest contract charge 0.00% Class A   $259.04            --                  --             --       35.80%
      All contract charges                         --        14$                  1,248           2.02%         --
2012  Lowest contract charge 0.00% Class A    $190.75            --                  --             --       16.06%
      Highest contract charge 0.00% Class A   $190.75            --                  --             --       16.06%
      All contract charges                         --            11             $ 1,238           0.94%         --
2011  Lowest contract charge 0.00% Class A    $164.36            --                  --             --       (4.99)%
      Highest contract charge 0.00% Class A   $164.36            --                  --             --       (4.99)%
      All contract charges                         --            11             $ 1,436           1.04%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.00% Class B    $270.42            --                  --             --       (2.28)%
      Highest contract charge 0.90% Class B   $228.43            --                  --             --       (3.16)%
      All contract charges                         --           121             $29,513           0.70%         --
2014  Lowest contract charge 0.00% Class B    $276.74            --                  --             --       14.38%
      Highest contract charge 0.90% Class B   $235.89            --                  --             --       13.35%
      All contract charges                         --           124             $30,663           1.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $241.95            --                  --             --       35.78%
      Highest contract charge 0.90% Class B   $208.11            --                  --             --       34.57%
      All contract charges                         --           127            $ 27,606           2.02%         --
2012  Lowest contract charge 0.00% Class B    $178.19            --                  --             --       16.05%
      Highest contract charge 0.90% Class B   $154.65            --                  --             --       15.00%
      All contract charges                         --           131            $ 21,061           0.94%         --
2011  Lowest contract charge 0.00% Class B    $153.55            --                  --             --       (5.23)%
      Highest contract charge 0.90% Class B   $134.48            --                  --             --       (6.08)%
      All contract charges                         --           150            $ 20,928           1.04%         --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.00% Class A    $329.10            --                  --             --        4.86%
      Highest contract charge 0.60% Class A   $220.46            --                  --             --        4.23%
      All contract charges                         --            77            $ 16,461           0.87%         --
2014  Lowest contract charge 0.00% Class A    $313.85            --                  --             --       12.24%
      Highest contract charge 0.60% Class A   $211.51            --                  --             --       11.57%
      All contract charges                         --            67            $ 15,886           0.91%         --
2013  Lowest contract charge 0.00% Class A    $279.62            --                  --             --       32.50%
      Highest contract charge 0.60% Class A   $189.58            --                  --             --       31.70%
      All contract charges                         --            66            $ 14,826           0.96%         --
2012  Lowest contract charge 0.00% Class A    $211.04            --                  --             --       14.73%
      Highest contract charge 0.60% Class A   $143.95            --                  --             --       14.04%
      All contract charges                         --            65            $ 11,617           1.19%         --
2011  Lowest contract charge 0.00% Class A    $183.95            --                  --             --        2.61%
      Highest contract charge 0.60% Class A   $126.23            --                  --             --        2.00%
      All contract charges                         --            60            $ 10,327           0.91%         --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.00% Class B    $163.77            --                  --             --        4.87%
      Highest contract charge 0.90% Class B   $140.97            --                  --             --        3.92%
      All contract charges                         --           764            $114,945           0.87%         --
2014  Lowest contract charge 0.00% Class B    $156.17            --                  --             --       12.24%
      Highest contract charge 0.90% Class B   $135.65            --                  --             --       11.22%
      All contract charges                         --           805            $115,779           0.91%         --
2013  Lowest contract charge 0.00% Class B    $139.14            --                  --             --       32.49%
      Highest contract charge 0.90% Class B   $121.96            --                  --             --       31.30%
      All contract charges                         --           883            $113,856           0.96%         --
2012  Lowest contract charge 0.00% Class B    $105.02            --                  --             --       14.73%
      Highest contract charge 0.90% Class B   $ 92.89            --                  --             --       13.70%
      All contract charges                         --           967            $ 94,644           1.19%         --
2011  Lowest contract charge 0.00% Class B    $ 91.54            --                  --             --        2.35%
      Highest contract charge 0.90% Class B   $ 81.70            --                  --             --        1.43%
      All contract charges                         --         1,040            $ 89,012           0.91%         --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.00% Class A    $ 90.64            --                  --             --       (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78            --                  --             --       (5.29)%
      All contract charges                         --           114            $ 10,014           1.96%         --
2014  Lowest contract charge 0.00% Class A    $ 94.84            --                  --             --       12.62%
      Highest contract charge 0.90% Class A   $ 88.46            --                  --             --       11.61%
      All contract charges                         --           112            $ 10,362           1.62%         --
2013  Lowest contract charge 0.00% Class A    $ 84.21            --                  --             --       31.60%
      Highest contract charge 0.90% Class A   $ 79.26            --                  --             --       30.40%
      All contract charges                         --           101            $  8,239           1.56%         --
2012  Lowest contract charge 0.00% Class A    $ 63.99            --                  --             --       16.60%
      Highest contract charge 0.90% Class A   $ 60.78            --                  --             --       15.55%
      All contract charges                         --           104            $  6,437           1.95%         --
2011  Lowest contract charge 0.00% Class A    $ 54.88            --                  --             --       (0.09)%
      Highest contract charge 0.90% Class A   $ 52.60            --                  --             --       (0.98)%
      All contract charges                         --           110            $  5,896           2.12%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.00% Class B    $104.41           --                   --             --        (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --                   --             --        (5.01)%
      All contract charges                         --           97              $ 9,549           1.96%          --
2014  Lowest contract charge 0.00% Class B    $109.25           --                   --             --        12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --                   --             --        11.96%
      All contract charges                         --           84              $ 8,774           1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --                   --             --        31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --                   --             --        30.79%
      All contract charges                         --           76              $ 6,961           1.56%          --
2012  Lowest contract charge 0.00% Class B    $ 73.72           --                   --             --        16.59%
      Highest contract charge 0.60% Class B   $ 61.12           --                   --             --        15.89%
      All contract charges                         --           67              $ 4,746           1.95%          --
2011  Lowest contract charge 0.00% Class B    $ 63.23           --                   --             --        (0.32)%
      Highest contract charge 0.60% Class B   $ 52.74           --                   --             --        (0.92)%
      All contract charges                         --           67              $ 3,980           2.12%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.00% Class B    $184.50           --                   --             --         0.20%
      Highest contract charge 0.90% Class B   $106.87           --                   --             --        (0.71)%
      All contract charges                         --          285              $37,624           0.60%          --
2014  Lowest contract charge 0.00% Class B    $184.13           --                   --             --        (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --                   --             --        (5.86)%
      All contract charges                         --          287              $37,394           0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84           --                   --             --        13.65%
      Highest contract charge 0.90% Class B   $114.33           --                   --             --        12.63%
      All contract charges                         --          291              $39,189           0.94%          --
2012  Lowest contract charge 0.00% Class B    $170.56           --                   --             --        19.70%
      Highest contract charge 0.90% Class B   $101.51           --                   --             --        18.61%
      All contract charges                         --          285              $33,109           1.00%          --
2011  Lowest contract charge 0.00% Class B    $142.49           --                   --             --       (10.71)%
      Highest contract charge 0.90% Class B   $ 85.58           --                   --             --       (11.52)%
      All contract charges                         --          278              $26,742           0.65%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.00% Class A    $330.36           --                   --             --        (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --                   --             --        (3.44)%
      All contract charges                         --          141              $28,395           0.86%          --
2014  Lowest contract charge 0.00% Class A    $340.09           --                   --             --         8.99%
      Highest contract charge 0.60% Class A   $236.02           --                   --             --         8.34%
      All contract charges                         --          129              $29,901           0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03           --                   --             --        32.58%
      Highest contract charge 0.60% Class A   $217.86           --                   --             --        31.79%
      All contract charges                         --          119              $28,884           0.77%          --
2012  Lowest contract charge 0.00% Class A    $235.35           --                   --             --        17.08%
      Highest contract charge 0.60% Class A   $165.31           --                   --             --        16.37%
      All contract charges                         --          115              $23,264           0.95%          --
2011  Lowest contract charge 0.00% Class A    $201.02           --                   --             --        (2.16)%
      Highest contract charge 0.60% Class A   $142.05           --                   --             --        (2.75)%
      All contract charges                         --          115              $21,196           0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.00% Class B    $211.01           --                   --             --        (2.86)%
      Highest contract charge 0.90% Class B   $183.70           --                   --             --        (3.73)%
      All contract charges                         --          419              $82,531           0.86%          --
2014  Lowest contract charge 0.00% Class B    $217.22           --                   --             --         8.99%
      Highest contract charge 0.90% Class B   $190.82           --                   --             --         8.01%
      All contract charges                         --          427              $86,668           0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/MID CAP INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $199.30            --                  --             --       32.58%
      Highest contract charge 0.90% Class B   $176.67            --                  --             --       31.38%
      All contract charges                         --           449            $ 83,977           0.77%         --
2012  Lowest contract charge 0.00% Class B    $150.33            --                  --             --       17.08%
      Highest contract charge 0.90% Class B   $134.47            --                  --             --       16.02%
      All contract charges                         --           453            $ 63,939           0.95%         --
2011  Lowest contract charge 0.00% Class B    $128.40            --                  --             --       (2.41)%
      Highest contract charge 0.90% Class B   $115.90            --                  --             --       (3.28)%
      All contract charges                         --           512            $ 62,176           0.66%         --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $150.92            --                  --             --       (0.90)%
      All contract charges                         --         1,459            $116,349           0.00%         --
2014  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $152.29            --                  --             --       (0.90)%
      All contract charges                         --         1,156            $125,159           0.00%         --
2013  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $153.67            --                  --             --       (0.90)%
      All contract charges                         --         1,206            $130,681           0.00%         --
2012  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $155.07            --                  --             --       (0.90)%
      All contract charges                         --           951            $146,065           0.00%         --
2011  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $156.48            --                  --             --       (0.90)%
      All contract charges                         --         1,251            $172,257           0.01%         --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B    $131.49            --                  --             --       (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --                  --             --       (0.60)%
      All contract charges                         --           343            $ 43,876           0.00%         --
2014  Lowest contract charge 0.00% Class B    $131.50            --                  --             --        0.01%
      Highest contract charge 0.60% Class B   $125.17            --                  --             --       (0.60)%
      All contract charges                         --           330            $ 42,162           0.00%         --
2013  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $125.93            --                  --             --       (0.60)%
      All contract charges                         --           407            $ 52,804           0.00%         --
2012  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $126.69            --                  --             --       (0.60)%
      All contract charges                         --           525            $ 67,686           0.00%         --
2011  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $127.45            --                  --             --       (0.60)%
      All contract charges                         --           493            $ 63,707           0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $164.82            --                  --             --       (5.49)%
      Highest contract charge 0.90% Class A   $152.35            --                  --             --       (6.34)%
      All contract charges                         --           129            $ 20,433           0.00%         --
2014  Lowest contract charge 0.00% Class A    $174.40            --                  --             --       (0.71)%
      Highest contract charge 0.90% Class A   $162.67            --                  --             --       (1.60)%
      All contract charges                         --           154            $ 25,987           0.00%         --
2013  Lowest contract charge 0.00% Class A    $175.64            --                  --             --       38.54%
      Highest contract charge 0.90% Class A   $165.32            --                  --             --       37.30%
      All contract charges                         --           185            $ 31,481           0.00%         --
2012  Lowest contract charge 0.00% Class A    $126.78            --                  --             --        8.76%
      Highest contract charge 0.90% Class A   $120.41            --                  --             --        7.78%
      All contract charges                         --           248            $ 30,567           0.43%         --
2011  Lowest contract charge 0.00% Class A    $116.57            --                  --             --       (7.47)%
      Highest contract charge 0.90% Class A   $111.72            --                  --             --       (8.31)%
      All contract charges                         --           303            $ 34,553           0.25%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $238.53           --                   --             --       (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --                   --             --       (6.06)%
      All contract charges                         --          105              $22,021           0.00%         --
2014  Lowest contract charge 0.00% Class B    $252.39           --                   --             --       (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --                   --             --       (1.31)%
      All contract charges                         --          109              $23,819           0.00%         --
2013  Lowest contract charge 0.00% Class B    $254.20           --                   --             --       38.54%
      Highest contract charge 0.60% Class B   $166.72           --                   --             --       37.72%
      All contract charges                         --          110              $24,000           0.00%         --
2012  Lowest contract charge 0.00% Class B    $183.48           --                   --             --        8.75%
      Highest contract charge 0.60% Class B   $121.06           --                   --             --        8.10%
      All contract charges                         --          115              $17,662           0.43%         --
2011  Lowest contract charge 0.00% Class B    $168.71           --                   --             --       (7.70)%
      Highest contract charge 0.60% Class B   $111.99           --                   --             --       (8.25)%
      All contract charges                         --          125              $16,818           0.25%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.00% Class A    $115.56           --                   --             --       (0.28)%
      Highest contract charge 0.90% Class A   $106.82           --                   --             --       (1.17)%
      All contract charges                         --          145              $16,282           0.47%         --
2014  Lowest contract charge 0.00% Class A    $115.88           --                   --             --       (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --                   --             --       (0.99)%
      All contract charges                         --          156              $17,494           0.38%         --
2013  Lowest contract charge 0.00% Class A    $115.98           --                   --             --        0.03%
      Highest contract charge 0.90% Class A   $109.17           --                   --             --       (0.87)%
      All contract charges                         --          183              $20,583           0.72%         --
2012  Lowest contract charge 0.00% Class A    $115.95           --                   --             --        1.50%
      Highest contract charge 0.90% Class A   $110.13           --                   --             --        0.58%
      All contract charges                         --          219              $24,634           0.59%         --
2011  Lowest contract charge 0.00% Class A    $114.24           --                   --             --        0.05%
      Highest contract charge 0.90% Class A   $109.49           --                   --             --       (0.84)%
      All contract charges                         --          233              $26,032           0.63%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.00% Class B    $118.43           --                   --             --       (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --                   --             --       (0.87)%
      All contract charges                         --          153              $17,504           0.47%         --
2014  Lowest contract charge 0.00% Class B    $118.75           --                   --             --       (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --                   --             --       (0.69)%
      All contract charges                         --          165              $19,037           0.38%         --
2013  Lowest contract charge 0.00% Class B    $118.86           --                   --             --        0.08%
      Highest contract charge 0.60% Class B   $110.80           --                   --             --       (0.52)%
      All contract charges                         --          158              $18,293           0.72%         --
2012  Lowest contract charge 0.00% Class B    $118.76           --                   --             --        1.50%
      Highest contract charge 0.60% Class B   $111.38           --                   --             --        0.89%
      All contract charges                         --          162              $18,696           0.59%         --
2011  Lowest contract charge 0.00% Class B    $117.01           --                   --             --       (0.20)%
      Highest contract charge 0.60% Class B   $110.40           --                   --             --       (0.79)%
      All contract charges                         --          157              $17,915           0.63%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.00% Class A    $250.53           --                   --             --        0.22%
      Highest contract charge 0.90% Class A   $193.27           --                   --             --       (0.68)%
      All contract charges                         --          208              $38,216           1.06%         --
2014  Lowest contract charge 0.00% Class A    $249.97           --                   --             --        2.90%
      Highest contract charge 0.90% Class A   $194.59           --                   --             --        1.98%
      All contract charges                         --          222              $41,887           0.99%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $ 242.92          --                   --             --       (2.28)%
      Highest contract charge 0.90% Class A   $ 190.82          --                   --             --       (3.16)%
      All contract charges                          --         241              $44,253           0.35%         --
2012  Lowest contract charge 0.00% Class A    $ 248.58          --                   --             --        2.66%
      Highest contract charge 0.90% Class A   $ 197.04          --                   --             --        1.73%
      All contract charges                          --         259              $50,564           0.61%         --
2011  Lowest contract charge 0.00% Class A    $ 242.15          --                   --             --        1.47%
      Highest contract charge 0.90% Class A   $ 193.69          --                   --             --        0.56%
      All contract charges                          --         270              $54,486           2.42%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.00% Class B    $ 169.05          --                   --             --        0.23%
      Highest contract charge 0.60% Class B   $ 152.67          --                   --             --       (0.38)%
      All contract charges                          --         132              $20,722           1.06%         --
2014  Lowest contract charge 0.00% Class B    $ 168.67          --                   --             --        2.90%
      Highest contract charge 0.60% Class B   $ 153.25          --                   --             --        2.29%
      All contract charges                          --         137              $21,519           0.99%         --
2013  Lowest contract charge 0.00% Class B    $ 163.91          --                   --             --       (2.28)%
      Highest contract charge 0.60% Class B   $ 149.82          --                   --             --       (2.87)%
      All contract charges                          --         146              $22,325           0.35%         --
2012  Lowest contract charge 0.00% Class B    $ 167.74          --                   --             --        2.66%
      Highest contract charge 0.60% Class B   $ 154.25          --                   --             --        2.04%
      All contract charges                          --         156              $24,295           0.61%         --
2011  Lowest contract charge 0.00% Class B    $ 163.40          --                   --             --        1.22%
      Highest contract charge 0.60% Class B   $ 151.17          --                   --             --        0.61%
      All contract charges                          --         165              $25,209           2.42%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.00% Class A    $ 375.73          --                   --             --       (4.57)%
      Highest contract charge 0.90% Class A   $ 294.64          --                   --             --       (5.43)%
      All contract charges                          --         175              $43,006           0.92%         --
2014  Lowest contract charge 0.00% Class A    $ 393.71          --                   --             --        4.85%
      Highest contract charge 0.90% Class A   $ 311.55          --                   --             --        3.91%
      All contract charges                          --         163              $45,618           0.80%         --
2013  Lowest contract charge 0.00% Class A    $ 375.50          --                   --             --       37.45%
      Highest contract charge 0.90% Class A   $ 299.84          --                   --             --       36.21%
      All contract charges                          --         170              $46,278           0.98%         --
2012  Lowest contract charge 0.00% Class A    $ 273.20          --                   --             --       15.54%
      Highest contract charge 0.90% Class A   $ 220.13          --                   --             --       14.50%
      All contract charges                          --         177              $37,153           1.50%         --
2011  Lowest contract charge 0.00% Class A    $ 236.45          --                   --             --       (3.76)%
      Highest contract charge 0.90% Class A   $ 192.25          --                   --             --       (4.62)%
      All contract charges                          --         210              $40,442           0.84%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.00% Class B    $ 272.79          --                   --             --       (4.57)%
      Highest contract charge 0.90% Class B   $ 257.52          --                   --             --       (5.43)%
      All contract charges                          --         104              $28,328           0.92%         --
2014  Lowest contract charge 0.00% Class B    $ 285.84          --                   --             --        4.85%
      Highest contract charge 0.90% Class B   $ 272.30          --                   --             --        3.90%
      All contract charges                          --          99              $28,159           0.80%         --
2013  Lowest contract charge 0.00% Class B    $ 272.63          --                   --             --       37.46%
      Highest contract charge 0.90% Class B   $ 262.07          --                   --             --       36.22%
      All contract charges                          --          93              $25,369           0.98%         --
2012  Lowest contract charge 0.00% Class B    $ 198.34          --                   --             --       15.54%
      Highest contract charge 0.90% Class B   $ 192.39          --                   --             --       14.50%
      All contract charges                          --          84              $16,707           1.50%         --
2011  Lowest contract charge 0.00% Class B    $ 171.66          --                   --             --       (4.00)%
      Highest contract charge 0.90% Class B   $ 168.03          --                   --             --       (4.86)%
      All contract charges                          --          76              $13,071           0.84%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.00% Class A    $188.38           --                   --             --       10.23%
      Highest contract charge 0.60% Class A   $178.59           --                   --             --        9.56%
      All contract charges                         --          125              $ 4,398           0.00%         --
2014  Lowest contract charge 0.00% Class A    $170.90           --                   --             --        8.64%
      Highest contract charge 0.60% Class A   $163.01           --                   --             --        7.99%
      All contract charges                         --           55              $ 2,411           0.00%         --
2013  Lowest contract charge 0.00% Class A    $157.31           --                   --             --       37.93%
      Highest contract charge 0.60% Class A   $150.95           --                   --             --       37.12%
      All contract charges                         --           31              $ 1,490           0.00%         --
2012  Lowest contract charge 0.00% Class A    $114.05           --                   --             --       18.95%
      Highest contract charge 0.60% Class A   $110.09           --                   --             --       18.22%
      All contract charges                         --           17              $   904           0.00%         --
2011  Lowest contract charge 0.00% Class A    $ 95.88           --                   --             --       (1.71)%
      Highest contract charge 0.60% Class A   $ 93.12           --                   --             --       (2.30)%
      All contract charges                         --           12              $   676             --          --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.00% Class B    $220.65           --                   --             --       10.23%
      Highest contract charge 0.90% Class B   $171.87           --                   --             --        9.23%
      All contract charges                         --          416              $79,230           0.00%         --
2014  Lowest contract charge 0.00% Class B    $200.18           --                   --             --        8.64%
      Highest contract charge 0.90% Class B   $157.34           --                   --             --        7.66%
      All contract charges                         --          360              $62,179           0.00%         --
2013  Lowest contract charge 0.00% Class B    $184.26           --                   --             --       37.92%
      Highest contract charge 0.90% Class B   $146.15           --                   --             --       36.69%
      All contract charges                         --          345              $54,397           0.00%         --
2012  Lowest contract charge 0.00% Class B    $133.60           --                   --             --       18.94%
      Highest contract charge 0.90% Class B   $106.92           --                   --             --       17.86%
      All contract charges                         --          371              $42,246           0.00%         --
2011  Lowest contract charge 0.00% Class B    $112.33           --                   --             --       (1.95)%
      Highest contract charge 0.90% Class B   $ 90.72           --                   --             --       (2.83)%
      All contract charges                         --          343              $32,871             --          --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.00% Class B    $207.72           --                   --             --       (1.42)%
      Highest contract charge 0.90% Class B   $133.57           --                   --             --       (2.31)%
      All contract charges                         --           75              $12,167           0.58%         --
2014  Lowest contract charge 0.00% Class B    $210.72           --                   --             --       14.44%
      Highest contract charge 0.90% Class B   $136.73           --                   --             --       13.41%
      All contract charges                         --           67              $11,001           0.65%         --
2013  Lowest contract charge 0.00% Class B    $184.13           --                   --             --       35.54%
      Highest contract charge 0.90% Class B   $120.56           --                   --             --       34.31%
      All contract charges                         --           63              $ 8,990           1.10%         --
2012  Lowest contract charge 0.00% Class B    $135.85           --                   --             --       12.87%
      Highest contract charge 0.90% Class B   $ 89.76           --                   --             --       11.85%
      All contract charges                         --           53              $ 5,682           0.87%         --
2011  Lowest contract charge 0.00% Class B    $120.36           --                   --             --       (2.82)%
      Highest contract charge 0.90% Class B   $ 80.25           --                   --             --       (3.68)%
      All contract charges                         --           51              $ 4,901           0.76%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.00% Class A    $372.96           --                   --             --        1.27%
      Highest contract charge 0.00% Class A   $372.96           --                   --             --        1.27%
      All contract charges                         --          124              $11,612           0.00%         --
2014  Lowest contract charge 0.00% Class A    $368.28           --                   --             --        3.80%
      Highest contract charge 0.00% Class A   $368.28           --                   --             --        3.80%
      All contract charges                         --          121              $12,253           0.00%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Class A            $354.81           --                   --             --       39.08%
      Highest contract charge 0.00% Class A           $354.81           --                   --             --       39.08%
      All contract charges                                 --           82              $11,782           0.00%         --
2012  Lowest contract charge 0.00% Class A            $255.11           --                   --             --       20.44%
      Highest contract charge 0.00% Class A           $255.11           --                   --             --       20.44%
      All contract charges                                 --           63              $ 7,888           0.01%         --
2011  Lowest contract charge 0.00% Class A            $211.82           --                   --             --       (5.64)%
      Highest contract charge 0.00% Class A           $211.82           --                   --             --       (5.64)%
      All contract charges                                 --           52              $ 6,794             --          --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.00% Class B            $213.39           --                   --             --        1.27%
      Highest contract charge 0.90% Class B           $184.08           --                   --             --        0.35%
      All contract charges                                 --          364              $72,486           0.00%         --
2014  Lowest contract charge 0.00% Class B            $210.71           --                   --             --        3.80%
      Highest contract charge 0.90% Class B           $183.43           --                   --             --        2.87%
      All contract charges                                 --          419              $82,054           0.00%         --
2013  Lowest contract charge 0.00% Class B            $203.00           --                   --             --       39.08%
      Highest contract charge 0.90% Class B           $178.32           --                   --             --       37.83%
      All contract charges                                 --          449              $84,688           0.00%         --
2012  Lowest contract charge 0.00% Class B            $145.96           --                   --             --       20.43%
      Highest contract charge 0.90% Class B           $129.38           --                   --             --       19.34%
      All contract charges                                 --          408              $55,611           0.01%         --
2011  Lowest contract charge 0.00% Class B            $121.20           --                   --             --       (5.87)%
      Highest contract charge 0.90% Class B           $108.41           --                   --             --       (6.72)%
      All contract charges                                 --          497              $56,870             --          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --                   --             --       (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --                   --             --       (0.19)%
      All contract charges                                 --           15              $ 1,264           0.98%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --                   --             --        5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --                   --             --        5.55%
      All contract charges                                 --           17              $ 1,482           0.81%         --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --                   --             --       22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --                   --             --       22.09%
      All contract charges                                 --           13              $ 1,320           0.68%         --
2012  Lowest contract charge 0.00% Service Class 2    $174.50           --                   --             --       15.11%
      Highest contract charge 0.00% Service Class 2   $174.50           --                   --             --       15.11%
      All contract charges                                 --           14              $ 1,460           1.10%         --
2011  Lowest contract charge 0.00% Service Class 2    $151.59           --                   --             --       (6.46)%
      Highest contract charge 0.00% Service Class 2   $151.59           --                   --             --       (6.46)%
      All contract charges                                 --           12              $ 1,265           1.43%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --                   --             --        0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --                   --             --       (0.49)%
      All contract charges                                 --          570              $86,521           0.81%         --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --                   --             --       11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --                   --             --       10.65%
      All contract charges                                 --          569              $87,938           0.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --                   --             --       30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --                   --             --       29.78%
      All contract charges                                 --          497              $70,922           1.23%         --
2012  Lowest contract charge 0.00% Service Class 2    $228.62           --                   --             --       16.14%
      Highest contract charge 0.90% Service Class 2   $117.64           --                   --             --       15.09%
      All contract charges                                 --          303              $35,455           1.15%         --
2011  Lowest contract charge 0.00% Service Class 2    $196.85           --                   --             --       (2.78)%
      Highest contract charge 0.90% Service Class 2   $102.22           --                   --             --       (3.66)%
      All contract charges                                 --          249              $30,837           0.84%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --                  --              --       (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --                  --              --       (4.24)%
      All contract charges                                 --           30              $1,051            3.14%         --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --                  --              --        8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --                  --              --        8.48%
      All contract charges                                 --           25              $1,007            2.47%         --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --                  --              --       27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --                  --              --       27.82%
      All contract charges                                 --           28              $1,373            2.28%         --
2012  Lowest contract charge 0.00% Service Class 2    $186.49           --                  --              --       17.05%
      Highest contract charge 0.00% Service Class 2   $186.49           --                  --              --       17.05%
      All contract charges                                 --           23              $  981            2.73%         --
2011  Lowest contract charge 0.00% Service Class 2    $159.32           --                  --              --        0.66%
      Highest contract charge 0.00% Service Class 2   $159.32           --                  --              --        0.66%
      All contract charges                                 --           19              $  915            2.03%         --
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --                  --              --        0.01%
      All contract charges                                 --           67              $  997            0.01%         --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --                  --              --        0.01%
      All contract charges                                 --           73              $  999            0.01%         --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --                  --              --        0.01%
      All contract charges                                 --           69              $1,329            0.01%         --
2012  Lowest contract charge 0.00% Service Class 2    $100.27           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.27           --                  --              --        0.01%
      All contract charges                                 --          110              $1,969            0.01%         --
2011  Lowest contract charge 0.00% Service Class 2    $100.26           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.26           --                  --              --        0.01%
      All contract charges                                 --           28              $  756            0.01%         --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --                  --              --       (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --                  --              --       (3.42)%
      All contract charges                                 --           75              $7,288            1.89%         --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --                  --              --       10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --                  --              --        9.23%
      All contract charges                                 --           68              $7,537            1.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --                  --              --       33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --                  --              --       32.05%
      All contract charges                                 --           53              $5,885            1.91%         --
2012  Lowest contract charge 0.00% Service Class 2    $170.33           --                  --              --       18.25%
      Highest contract charge 0.90% Service Class 2   $122.36           --                  --              --       17.18%
      All contract charges                                 --           34              $3,223            2.46%         --
2011  Lowest contract charge 0.00% Service Class 2    $144.04           --                  --              --        1.36%
      Highest contract charge 0.60% Service Class 2   $104.95           --                  --              --        0.75%
      All contract charges                                 --           19              $1,563            1.76%         --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --                  --              --       (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --                  --              --       (3.86)%
      All contract charges                                 --           70              $3,378            5.88%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --                  --              --        0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --                  --              --        0.90%
      All contract charges                                 --           72              $5,043            5.13%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --                   --             --         5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --                   --             --         5.70%
      All contract charges                                 --           81              $10,831           5.40%          --
2012  Lowest contract charge 0.00% Service Class 2    $210.16           --                   --             --        13.97%
      Highest contract charge 0.00% Service Class 2   $210.16           --                   --             --        13.97%
      All contract charges                                 --           90              $13,379           6.82%          --
2011  Lowest contract charge 0.00% Service Class 2    $184.40           --                   --             --         3.72%
      Highest contract charge 0.00% Service Class 2   $184.40           --                   --             --         3.72%
      All contract charges                                 --           63              $ 9,679           3.49%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --                   --             --        (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --                   --             --        (0.85)%
      All contract charges                                 --          385              $ 7,133           2.64%          --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --                   --             --         5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --                   --             --         5.62%
      All contract charges                                 --          262              $ 8,319           2.10%          --
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --                   --             --        (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --                   --             --        (2.07)%
      All contract charges                                 --          222              $14,747           1.88%          --
2012  Lowest contract charge 0.00% Service Class 2    $159.72           --                   --             --         5.61%
      Highest contract charge 0.00% Service Class 2   $159.72           --                   --             --         5.61%
      All contract charges                                 --          251              $22,605           3.47%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.24           --                   --             --         7.03%
      Highest contract charge 0.00% Service Class 2   $151.24           --                   --             --         7.03%
      All contract charges                                 --          105              $12,644           2.54%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --                   --             --        (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --                   --             --        (2.52)%
      All contract charges                                 --          171              $20,947           0.18%          --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --                   --             --         6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --                   --             --         5.08%
      All contract charges                                 --          160              $32,742           0.02%          --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --                   --             --        35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --                   --             --        34.65%
      All contract charges                                 --          152              $30,675           0.30%          --
2012  Lowest contract charge 0.00% Service Class 2    $304.30           --                   --             --        14.56%
      Highest contract charge 0.90% Service Class 2   $112.97           --                   --             --        13.53%
      All contract charges                                 --          132              $22,666           0.42%          --
2011  Lowest contract charge 0.00% Service Class 2    $265.62           --                   --             --       (10.85)%
      Highest contract charge 0.90% Service Class 2   $ 99.51           --                   --             --       (11.65)%
      All contract charges                                 --          149              $27,701           0.02%          --
FIDELITY(R) VIP VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --                   --             --        (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --                   --             --        (0.97)%
      All contract charges                                 --           12              $ 1,247           1.12%          --
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --                   --             --        11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --                   --             --        11.11%
      All contract charges                                 --            9              $ 1,519           1.19%          --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --                   --             --        32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --                   --             --        32.18%
      All contract charges                                 --            8              $ 1,244           0.93%          --
2012  Lowest contract charge 0.00% Service Class 2    $183.08           --                   --             --        20.55%
      Highest contract charge 0.00% Service Class 2   $183.08           --                   --             --        20.55%
      All contract charges                                 --            5              $   780           1.75%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.87           --                   --             --        (2.68)%
      Highest contract charge 0.00% Service Class 2   $151.87           --                   --             --        (2.68)%
      All contract charges                                 --            5              $   551           0.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --                   --             --       (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --                   --             --       (3.19)%
      All contract charges                                 --            4              $   333           0.90%         --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --                   --             --        6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --                   --             --        6.51%
      All contract charges                                 --            3              $   323           0.74%         --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --                   --             --       30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --                   --             --       30.18%
      All contract charges                                 --            3              $   533           0.60%         --
2012  Lowest contract charge 0.00% Service Class 2    $245.95           --                   --             --       27.06%
      Highest contract charge 0.00% Service Class 2   $245.95           --                   --             --       27.06%
      All contract charges                                 --            3              $   426           0.43%         --
2011  Lowest contract charge 0.00% Service Class 2    $193.57           --                   --             --       (9.04)%
      Highest contract charge 0.00% Service Class 2   $193.57           --                   --             --       (9.04)%
      All contract charges                                 --            2              $   314           0.63%         --
FRANKLIN MUTUAL SHARES VIP FUND
2015  Lowest contract charge 0.00% Class 2            $152.09           --                   --             --       (4.94)%
      Highest contract charge 0.90% Class 2           $144.46           --                   --             --       (5.79)%
      All contract charges                                 --          102              $10,352           3.16%         --
2014  Lowest contract charge 0.00% Class 2            $159.99           --                   --             --        7.12%
      Highest contract charge 0.90% Class 2           $153.34           --                   --             --        6.15%
      All contract charges                                 --           99              $11,542           2.06%         --
2013  Lowest contract charge 0.00% Class 2            $149.35           --                   --             --       28.26%
      Highest contract charge 0.90% Class 2           $144.45           --                   --             --       27.11%
      All contract charges                                 --          107              $12,070           2.07%         --
2012  Lowest contract charge 0.00% Class 2            $116.44           --                   --             --       14.24%
      Highest contract charge 0.90% Class 2           $113.64           --                   --             --       13.21%
      All contract charges                                 --           91              $ 8,442           2.20%         --
2011  Lowest contract charge 0.00% Class 2            $101.93           --                   --             --       (1.04)%
      Highest contract charge 0.90% Class 2           $100.38           --                   --             --       (1.93)%
      All contract charges                                 --           83              $ 8,046           2.49%         --
FRANKLIN RISING DIVIDENDS VIP FUND
2015  Lowest contract charge 0.00% Class 2            $174.89           --                   --             --       (3.65)%
      Highest contract charge 0.90% Class 2           $166.12           --                   --             --       (4.51)%
      All contract charges                                 --          288              $49,522           1.42%         --
2014  Lowest contract charge 0.00% Class 2            $181.51           --                   --             --        8.72%
      Highest contract charge 0.90% Class 2           $173.97           --                   --             --        7.74%
      All contract charges                                 --          299              $53,364           1.31%         --
2013  Lowest contract charge 0.00% Class 2            $166.95           --                   --             --       29.69%
      Highest contract charge 0.90% Class 2           $161.47           --                   --             --       28.53%
      All contract charges                                 --          293              $48,326           1.58%         --
2012  Lowest contract charge 0.00% Class 2            $128.73           --                   --             --       11.96%
      Highest contract charge 0.90% Class 2           $125.63           --                   --             --       10.95%
      All contract charges                                 --          254              $32,372           1.61%         --
2011  Lowest contract charge 0.00% Class 2            $114.98           --                   --             --        6.00%
      Highest contract charge 0.90% Class 2           $113.23           --                   --             --        5.05%
      All contract charges                                 --          171              $19,522           1.42%         --
FRANKLIN SMALL CAP VALUE VIP FUND
2015  Lowest contract charge 0.00% Class 2            $154.43           --                   --             --       (7.38)%
      Highest contract charge 0.90% Class 2           $146.68           --                   --             --       (8.22)%
      All contract charges                                 --          118              $ 5,236           0.63%         --
2014  Lowest contract charge 0.00% Class 2            $166.74           --                   --             --        0.57%
      Highest contract charge 0.90% Class 2           $159.81           --                   --             --       (0.34)%
      All contract charges                                 --           99              $ 5,650           0.61%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
FRANKLIN SMALL CAP VALUE VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2           $165.79           --                   --             --        36.24%
      Highest contract charge 0.90% Class 2          $160.35           --                   --             --        35.01%
      All contract charges                                --           83              $ 6,511           1.36%          --
2012  Lowest contract charge 0.00% Class 2           $121.69           --                   --             --        18.39%
      Highest contract charge 0.90% Class 2          $118.77           --                   --             --        17.33%
      All contract charges                                --           52              $ 2,522           0.80%          --
2011  Lowest contract charge 0.00% Class 2           $102.79           --                   --             --        (3.76)%
      Highest contract charge 0.90% Class 2          $101.23           --                   --             --        (4.63)%
      All contract charges                                --           22              $ 1,980           0.74%          --
FRANKLIN STRATEGIC INCOME VIP FUND
2015  Lowest contract charge 0.00% Class 2           $123.13           --                   --             --        (3.87)%
      Highest contract charge 0.90% Class 2          $116.96           --                   --             --        (4.73)%
      All contract charges                                --          240              $29,159           6.36%          --
2014  Lowest contract charge 0.00% Class 2           $128.09           --                   --             --         1.86%
      Highest contract charge 0.90% Class 2          $122.77           --                   --             --         0.95%
      All contract charges                                --          226              $28,646           5.79%          --
2013  Lowest contract charge 0.00% Class 2           $125.75           --                   --             --         3.32%
      Highest contract charge 0.90% Class 2          $121.62           --                   --             --         2.38%
      All contract charges                                --          200              $24,932           6.01%          --
2012  Lowest contract charge 0.00% Class 2           $121.71           --                   --             --        12.75%
      Highest contract charge 0.90% Class 2          $118.79           --                   --             --        11.74%
      All contract charges                                --          160              $19,404           6.83%          --
2011  Lowest contract charge 0.00% Class 2           $107.95           --                   --             --         2.58%
      Highest contract charge 0.90% Class 2          $106.31           --                   --             --         1.65%
      All contract charges                                --          103              $11,041           9.09%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.00% Service Shares    $162.70           --                   --             --        (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --                   --             --       (10.34)%
      All contract charges                                --           63              $10,210           0.11%          --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --                   --             --        13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --                   --             --        12.27%
      All contract charges                                --           59              $10,520           0.90%          --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --                   --             --        32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --                   --             --        31.36%
      All contract charges                                --           55              $ 8,694           0.50%          --
2012  Lowest contract charge 0.00% Service Shares    $119.75           --                   --             --        18.19%
      Highest contract charge 0.90% Service Shares   $116.87           --                   --             --        17.13%
      All contract charges                                --           64              $ 7,466           1.17%          --
2011  Lowest contract charge 0.00% Service Shares    $101.32           --                   --             --        (6.59)%
      Highest contract charge 0.90% Service Shares   $ 99.78           --                   --             --        (7.44)%
      All contract charges                                --           49              $ 4,946           0.60%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II         $163.68           --                   --             --         1.82%
      Highest contract charge 0.00% Series II        $163.68           --                   --             --         1.82%
      All contract charges                                --          136              $ 3,477           1.62%          --
2014  Lowest contract charge 0.00% Series II         $160.76           --                   --             --        12.54%
      Highest contract charge 0.00% Series II        $160.76           --                   --             --        12.54%
      All contract charges                                --           49              $ 2,094           1.14%          --
2013  Lowest contract charge 0.00% Series II         $142.85           --                   --             --        30.77%
      Highest contract charge 0.00% Series II        $142.85           --                   --             --        30.77%
      All contract charges                                --           22              $ 1,324           2.15%          --
2012  Lowest contract charge 0.00% Series II         $109.24           --                   --             --        18.37%
      Highest contract charge 0.00% Series II        $109.24           --                   --             --        18.37%
      All contract charges                                --            6              $   400           1.64%          --
2011  Lowest contract charge 0.00% Series II(a)      $ 92.29           --                   --             --        (7.89)%
      Highest contract charge 0.00% Series II(a)     $ 92.29           --                   --             --        (7.89)%
      All contract charges                                --            4              $   103             --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                          UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.00% Series II    $153.07           --                   --             --       (1.74)%
      Highest contract charge 0.90% Series II   $145.39           --                   --             --       (2.63)%
      All contract charges                           --          335              $32,763           3.41%         --
2014  Lowest contract charge 0.00% Series II    $155.78           --                   --             --       14.34%
      Highest contract charge 0.90% Series II   $149.31           --                   --             --       13.31%
      All contract charges                           --          284              $30,513           1.51%         --
2013  Lowest contract charge 0.00% Series II    $136.24           --                   --             --        2.44%
      Highest contract charge 0.90% Series II   $131.77           --                   --             --        1.52%
      All contract charges                           --          196              $21,013           3.72%         --
2012  Lowest contract charge 0.00% Series II    $133.00           --                   --             --       27.85%
      Highest contract charge 0.90% Series II   $129.80           --                   --             --       26.70%
      All contract charges                           --          136              $16,595           0.53%         --
2011  Lowest contract charge 0.00% Series II    $104.03           --                   --             --       (6.72)%
      Highest contract charge 0.90% Series II   $102.45           --                   --             --       (7.57)%
      All contract charges                           --           76              $ 7,532           4.49%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.00% Series II    $136.96           --                   --             --       (2.62)%
      Highest contract charge 0.90% Series II   $130.09           --                   --             --       (3.49)%
      All contract charges                           --          444              $30,483           1.33%         --
2014  Lowest contract charge 0.00% Series II    $140.64           --                   --             --        0.09%
      Highest contract charge 0.90% Series II   $134.79           --                   --             --       (0.82)%
      All contract charges                           --          390              $28,704           1.51%         --
2013  Lowest contract charge 0.00% Series II    $140.51           --                   --             --       18.71%
      Highest contract charge 0.90% Series II   $135.90           --                   --             --       17.65%
      All contract charges                           --          267              $22,026           1.06%         --
2012  Lowest contract charge 0.00% Series II    $118.36           --                   --             --       15.26%
      Highest contract charge 0.90% Series II   $115.51           --                   --             --       14.22%
      All contract charges                           --          200              $15,800           1.38%         --
2011  Lowest contract charge 0.00% Series II    $102.69           --                   --             --       (6.99)%
      Highest contract charge 0.90% Series II   $101.13           --                   --             --       (7.83)%
      All contract charges                           --          129              $12,157           0.97%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.00% Series II    $139.29           --                   --             --       (4.27)%
      Highest contract charge 0.90% Series II   $132.30           --                   --             --       (5.14)%
      All contract charges                           --           29              $ 3,003           0.10%         --
2014  Lowest contract charge 0.00% Series II    $145.51           --                   --             --        4.17%
      Highest contract charge 0.90% Series II   $139.47           --                   --             --        3.23%
      All contract charges                           --           27              $ 3,519           0.00%         --
2013  Lowest contract charge 0.00% Series II    $139.69           --                   --             --       28.46%
      Highest contract charge 0.90% Series II   $135.10           --                   --             --       27.31%
      All contract charges                           --           28              $ 3,685           0.54%         --
2012  Lowest contract charge 0.00% Series II    $108.74           --                   --             --       10.62%
      Highest contract charge 0.90% Series II   $106.12           --                   --             --        9.62%
      All contract charges                           --           22              $ 2,311           0.00%         --
2011  Lowest contract charge 0.00% Series II    $ 98.30           --                   --             --       (6.51)%
      Highest contract charge 0.90% Series II   $ 96.81           --                   --             --       (7.34)%
      All contract charges                           --           25              $ 2,430           0.12%         --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.00% Series II    $162.53           --                   --             --       (5.74)%
      Highest contract charge 0.90% Series II   $154.38           --                   --             --       (6.59)%
      All contract charges                           --           34              $ 4,376           0.00%         --
2014  Lowest contract charge 0.00% Series II    $172.43           --                   --             --        2.08%
      Highest contract charge 0.90% Series II   $165.27           --                   --             --        1.17%
      All contract charges                           --           30              $ 4,096           0.00%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------------- ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
2013  Lowest contract charge 0.00% Series II           $168.91           --                   --             --        37.08%
      Highest contract charge 0.90% Series II          $163.36           --                   --             --        35.85%
      All contract charges                                  --           30              $ 4,179           0.00%          --
2012  Lowest contract charge 0.00% Series II           $123.22           --                   --             --        13.66%
      Highest contract charge 0.90% Series II          $120.25           --                   --             --        12.63%
      All contract charges                                  --           26              $ 2,784           0.00%          --
2011  Lowest contract charge 0.00% Series II           $108.41           --                   --             --        (0.99)%
      Highest contract charge 0.90% Series II          $106.77           --                   --             --        (1.87)%
      All contract charges                                  --           28              $ 2,701             --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
2015  Lowest contract charge 0.00% Common Shares       $160.95           --                   --             --        (2.06)%
      Highest contract charge 0.00% Common Shares      $160.95           --                   --             --        (2.06)%
      All contract charges                                  --           25              $   524           1.27%          --
2014  Lowest contract charge 0.00% Common Shares       $164.33           --                   --             --         9.84%
      Highest contract charge 0.00% Common Shares      $164.33           --                   --             --         9.84%
      All contract charges                                  --           27              $   701           1.13%          --
2013  Lowest contract charge 0.00% Common Shares       $149.61           --                   --             --        29.61%
      Highest contract charge 0.00% Common Shares      $149.61           --                   --             --        29.61%
      All contract charges                                  --           27              $   944           1.44%          --
2012  Lowest contract charge 0.00% Common Shares       $115.43           --                   --             --        13.18%
      Highest contract charge 0.00% Common Shares      $115.43           --                   --             --        13.18%
      All contract charges                                  --           13              $   324           0.94%          --
2011  Lowest contract charge 0.00% Common Shares       $101.99           --                   --             --        (4.68)%
      Highest contract charge 0.00% Common Shares      $101.99           --                   --             --        (4.68)%
      All contract charges                                  --           36              $ 1,525           1.21%          --
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.00% Common Shares       $ 93.87           --                   --             --       (22.14)%
      Highest contract charge 0.90% Common Shares      $ 89.16           --                   --             --       (22.85)%
      All contract charges                                  --          206              $14,261           0.05%          --
2014  Lowest contract charge 0.00% Common Shares       $120.57           --                   --             --       (10.56)%
      Highest contract charge 0.90% Common Shares      $115.56           --                   --             --       (11.37)%
      All contract charges                                  --          162              $14,918             --           --
2013  Lowest contract charge 0.00% Common Shares       $134.81           --                   --             --        27.76%
      Highest contract charge 0.90% Common Shares      $130.38           --                   --             --        26.61%
      All contract charges                                  --          113              $11,601             --           --
2012  Lowest contract charge 0.00% Common Shares       $105.52           --                   --             --         1.38%
      Highest contract charge 0.90% Common Shares      $102.98           --                   --             --         0.47%
      All contract charges                                  --           84              $ 7,689             --           --
2011  Lowest contract charge 0.00% Common Shares       $104.08           --                   --             --        (9.08)%
      Highest contract charge 0.90% Common Shares      $102.50           --                   --             --        (9.90)%
      All contract charges                                  --           89              $ 7,655             --           --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.00% Common Shares       $ 98.63           --                   --             --        (6.51)%
      Highest contract charge 0.90% Common Shares      $ 96.30           --                   --             --        (7.35)%
      All contract charges                                  --          369              $20,390           6.02%          --
2014  Lowest contract charge 0.00% Common Shares       $105.50           --                   --             --         1.91%
      Highest contract charge 0.90% Common Shares      $103.94           --                   --             --         0.99%
      All contract charges                                  --          230              $17,934           4.14%          --
2013  Lowest contract charge 0.00% Common Shares(b)    $103.52           --                   --             --         3.73%
      Highest contract charge 0.90% Common Shares(b)   $102.92           --                   --             --         3.15%
      All contract charges                                  --           70              $ 6,145             --           --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.00% Common Shares       $172.66           --                   --             --        (5.78)%
      Highest contract charge 0.90% Common Shares      $164.00           --                   --             --        (6.63)%
      All contract charges                                  --          269              $28,093           0.00%          --
2014  Lowest contract charge 0.00% Common Shares       $183.25           --                   --             --         7.86%
      Highest contract charge 0.90% Common Shares      $175.64           --                   --             --         6.90%
      All contract charges                                  --          256              $28,520           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
IVY FUNDS VIP MID CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Common Shares     $169.89           --                   --             --        29.94%
      Highest contract charge 0.90% Common Shares    $164.31           --                   --             --        28.77%
      All contract charges                                --          217              $24,177           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $130.74           --                   --             --        13.56%
      Highest contract charge 0.90% Common Shares    $127.60           --                   --             --        12.53%
      All contract charges                                --          153              $14,558           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $115.13           --                   --             --        (0.56)%
      Highest contract charge 0.90% Common Shares    $113.39           --                   --             --        (1.45)%
      All contract charges                                --          101              $10,980           3.11%          --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
2015  Lowest contract charge 0.00% Common Shares     $199.21           --                   --             --        (2.88)%
      Highest contract charge 0.90% Common Shares    $129.71           --                   --             --        (3.75)%
      All contract charges                                --          248              $26,510           0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $205.12           --                   --             --         2.92%
      Highest contract charge 0.90% Common Shares    $134.77           --                   --             --         1.98%
      All contract charges                                --          195              $22,263           0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $199.31           --                   --             --        56.38%
      Highest contract charge 0.90% Common Shares    $132.15           --                   --             --        30.38%
      All contract charges                                --          137              $16,143           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $127.45           --                   --             --        27.83%
      Highest contract charge 0.00% Common Shares    $127.45           --                   --             --        27.83%
      All contract charges                                --           33              $ 2,665           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $ 99.70           --                   --             --        (5.77)%
      Highest contract charge 0.00% Common Shares    $ 99.70           --                   --             --        (5.77)%
      All contract charges                                --           48              $ 4,353           3.40%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Common Shares     $158.38           --                   --             --         1.88%
      Highest contract charge 0.90% Common Shares    $150.43           --                   --             --         0.97%
      All contract charges                                --           75              $ 8,951           0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $155.45           --                   --             --         1.59%
      Highest contract charge 0.90% Common Shares    $148.99           --                   --             --         0.68%
      All contract charges                                --           49              $ 5,917           0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $153.01           --                   --             --        43.36%
      Highest contract charge 0.90% Common Shares    $147.99           --                   --             --        42.08%
      All contract charges                                --           52              $ 6,647           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $106.73           --                   --             --         5.16%
      Highest contract charge 0.90% Common Shares    $104.16           --                   --             --         4.21%
      All contract charges                                --           40              $ 4,028           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $101.49           --                   --             --       (10.61)%
      Highest contract charge 0.90% Common Shares    $ 99.95           --                   --             --       (11.41)%
      All contract charges                                --           43              $ 4,084           0.84%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.00% Service Shares    $ 85.89           --                   --             --       (20.06)%
      Highest contract charge 0.90% Service Shares   $ 81.58           --                   --             --       (20.77)%
      All contract charges                                --          602              $39,063           1.15%          --
2014  Lowest contract charge 0.00% Service Shares    $107.44           --                   --             --        (4.63)%
      Highest contract charge 0.90% Service Shares   $102.97           --                   --             --        (5.50)%
      All contract charges                                --          495              $45,474           1.66%          --
2013  Lowest contract charge 0.00% Service Shares    $112.66           --                   --             --        (1.24)%
      Highest contract charge 0.90% Service Shares   $108.96           --                   --             --        (2.14)%
      All contract charges                                --          463              $46,651           1.42%          --
2012  Lowest contract charge 0.00% Service Shares    $114.08           --                   --             --        22.05%
      Highest contract charge 0.90% Service Shares   $111.34           --                   --             --        20.96%
      All contract charges                                --          414              $44,521           1.63%          --
2011  Lowest contract charge 0.00% Service Shares    $ 93.47           --                   --             --       (18.04)%
      Highest contract charge 0.90% Service Shares   $ 92.05           --                   --             --       (18.77)%
      All contract charges                                --          359              $32,646           2.12%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------------- ------------- --------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class       $166.99           --                   --             --         6.32%
      Highest contract charge 0.90% Service Class      $158.61           --                   --             --         5.36%
      All contract charges                                  --          600             $ 69,473           1.80%          --
2014  Lowest contract charge 0.00% Service Class       $157.06           --                   --             --         1.13%
      Highest contract charge 0.90% Service Class      $150.54           --                   --             --         0.23%
      All contract charges                                  --          483             $ 57,722           1.86%          --
2013  Lowest contract charge 0.00% Service Class       $155.30           --                   --             --        27.63%
      Highest contract charge 0.90% Service Class      $150.20           --                   --             --        26.48%
      All contract charges                                  --          400             $ 52,025           1.49%          --
2012  Lowest contract charge 0.00% Service Class       $121.68           --                   --             --        15.93%
      Highest contract charge 0.90% Service Class      $118.75           --                   --             --        14.89%
      All contract charges                                  --          263             $ 28,328           1.42%          --
2011  Lowest contract charge 0.00% Service Class       $104.96           --                   --             --        (1.78)%
      Highest contract charge 0.90% Service Class      $103.36           --                   --             --        (2.67)%
      All contract charges                                  --          240             $ 23,500           1.11%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.00% Service Class       $173.66           --                   --             --        (0.05)%
      Highest contract charge 0.80% Service Class      $165.90           --                   --             --        (0.84)%
      All contract charges                                  --           13             $  2,199           0.70%          --
2014  Lowest contract charge 0.00% Service Class       $173.74           --                   --             --        10.71%
      Highest contract charge 0.80% Service Class      $167.31           --                   --             --         9.83%
      All contract charges                                  --           12             $  2,089           0.80%          --
2013  Lowest contract charge 0.00% Service Class       $156.93           --                   --             --        31.74%
      Highest contract charge 0.80% Service Class      $152.34           --                   --             --        30.69%
      All contract charges                                  --           10             $  1,500           1.06%          --
2012  Lowest contract charge 0.00% Service Class       $119.12           --                   --             --        18.82%
      Highest contract charge 0.80% Service Class      $116.57           --                   --             --        17.88%
      All contract charges                                  --            5             $    647           1.03%          --
2011  Lowest contract charge 0.00% Service Class       $100.25           --                   --             --        (2.41)%
      Highest contract charge 0.60% Service Class      $ 99.23           --                   --             --        (3.00)%
      All contract charges                                  --            2             $    193           0.80%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(I)
2015  Lowest contract charge 0.00% Service Class(j)    $178.35           --                   --             --        (1.63)%
      Highest contract charge 0.90% Service Class(j)   $169.40           --                   --             --        (2.31)%
      All contract charges                                  --           13             $  2,155           0.46%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.00% Service Class       $154.79           --                   --             --       (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                   --             --       (14.75)%
      All contract charges                                  --           79             $  1,640           4.13%          --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                   --             --        12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                   --             --        12.47%
      All contract charges                                  --           71             $  1,860           1.89%          --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                   --             --        20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                   --             --        20.22%
      All contract charges                                  --           48             $  1,452           2.19%          --
2012  Lowest contract charge 0.00% Service Class       $134.30           --                   --             --        13.21%
      Highest contract charge 0.00% Service Class      $134.30           --                   --             --        13.21%
      All contract charges                                  --           36             $    909           7.57%          --
2011  Lowest contract charge 0.00% Service Class       $118.63           --                   --             --         6.51%
      Highest contract charge 0.00% Service Class      $118.63           --                   --             --         6.51%
      All contract charges                                  --           19             $    700           3.74%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.00% Class A             $289.86           --                   --             --         3.99%
      Highest contract charge 0.90% Class A            $290.74           --                   --             --         3.06%
      All contract charges                                  --          542             $373,360           0.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $278.73           --                   --             --       10.66%
      Highest contract charge 0.90% Class A   $282.12           --                   --             --        9.67%
      All contract charges                         --          585             $389,941           0.10%         --
2013  Lowest contract charge 0.00% Class A    $251.87           --                   --             --       37.20%
      Highest contract charge 0.90% Class A   $257.24           --                   --             --       35.96%
      All contract charges                         --          630             $384,363           0.11%         --
2012  Lowest contract charge 0.00% Class A    $183.58           --                   --             --       14.20%
      Highest contract charge 0.90% Class A   $189.20           --                   --             --       13.17%
      All contract charges                         --          699             $312,057           0.23%         --
2011  Lowest contract charge 0.00% Class A    $160.75           --                   --             --       (6.05)%
      Highest contract charge 0.90% Class A   $167.18           --                   --             --       (6.89)%
      All contract charges                         --          764             $303,259           0.15%         --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.00% Class B    $147.63           --                   --             --        3.99%
      Highest contract charge 0.60% Class B   $134.13           --                   --             --        3.37%
      All contract charges                         --          194             $ 26,699           0.16%         --
2014  Lowest contract charge 0.00% Class B    $141.96           --                   --             --       10.66%
      Highest contract charge 0.60% Class B   $129.76           --                   --             --       10.00%
      All contract charges                         --          203             $ 27,000           0.10%         --
2013  Lowest contract charge 0.00% Class B    $128.28           --                   --             --       37.14%
      Highest contract charge 0.60% Class B   $117.96           --                   --             --       36.32%
      All contract charges                         --          222             $ 26,718           0.11%         --
2012  Lowest contract charge 0.00% Class B    $ 93.54           --                   --             --       14.21%
      Highest contract charge 0.60% Class B   $ 86.53           --                   --             --       13.51%
      All contract charges                         --          235             $ 20,720           0.23%         --
2011  Lowest contract charge 0.00% Class B    $ 81.90           --                   --             --       (6.28)%
      Highest contract charge 0.60% Class B   $ 76.23           --                   --             --       (6.83)%
      All contract charges                         --          259             $ 20,033           0.15%         --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.00% Class A    $169.33           --                   --             --        0.12%
      Highest contract charge 0.60% Class A   $164.16           --                   --             --       (0.47)%
      All contract charges                         --          159             $ 20,844           1.92%         --
2014  Lowest contract charge 0.00% Class A    $169.12           --                   --             --        3.75%
      Highest contract charge 0.60% Class A   $164.94           --                   --             --        3.13%
      All contract charges                         --          167             $ 22,443           2.07%         --
2013  Lowest contract charge 0.00% Class A    $163.01           --                   --             --       (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --                   --             --       (2.98)%
      All contract charges                         --          156             $ 22,518           1.53%         --
2012  Lowest contract charge 0.00% Class A    $167.01           --                   --             --        5.47%
      Highest contract charge 0.60% Class A   $164.86           --                   --             --        4.84%
      All contract charges                         --          159             $ 24,734           2.06%         --
2011  Lowest contract charge 0.00% Class A    $158.35           --                   --             --        6.08%
      Highest contract charge 0.60% Class A   $157.25           --                   --             --        5.44%
      All contract charges                         --          170             $ 25,718           2.61%         --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.00% Class B    $174.54           --                   --             --        0.13%
      Highest contract charge 0.90% Class B   $153.79           --                   --             --       (0.77)%
      All contract charges                         --          304             $ 50,153           1.92%         --
2014  Lowest contract charge 0.00% Class B    $174.31           --                   --             --        3.74%
      Highest contract charge 0.90% Class B   $154.99           --                   --             --        2.81%
      All contract charges                         --          327             $ 53,881           2.07%         --
2013  Lowest contract charge 0.00% Class B    $168.02           --                   --             --       (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --                   --             --       (3.23)%
      All contract charges                         --          348             $ 55,539           1.53%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER CORE BOND (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $172.07           --                   --             --         5.47%
      Highest contract charge 0.90% Class B   $155.78           --                   --             --         4.52%
      All contract charges                         --          387              $63,352           2.06%          --
2011  Lowest contract charge 0.00% Class B    $163.14           --                   --             --         5.81%
      Highest contract charge 0.90% Class B   $149.04           --                   --             --         4.85%
      All contract charges                         --          414              $64,265           2.61%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $358.68           --                   --             --        (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --                   --             --        (2.10)%
      All contract charges                         --           31              $10,804           0.00%          --
2014  Lowest contract charge 0.00% Class A    $364.19           --                   --             --         4.85%
      Highest contract charge 0.60% Class A   $205.87           --                   --             --         4.22%
      All contract charges                         --           33              $11,863           0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --                   --             --        40.15%
      Highest contract charge 0.60% Class A   $197.53           --                   --             --        39.31%
      All contract charges                         --           36              $12,410           0.00%          --
2012  Lowest contract charge 0.00% Class A    $247.82           --                   --             --        15.45%
      Highest contract charge 0.60% Class A   $141.79           --                   --             --        14.76%
      All contract charges                         --           39              $ 9,635           0.00%          --
2011  Lowest contract charge 0.00% Class A    $214.65           --                   --             --        (7.65)%
      Highest contract charge 0.60% Class A   $123.55           --                   --             --        (8.21)%
      All contract charges                         --           43              $ 9,091             --           --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $316.79           --                   --             --        (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --                   --             --        (2.41)%
      All contract charges                         --           97              $19,711           0.00%          --
2014  Lowest contract charge 0.00% Class B    $321.69           --                   --             --         4.86%
      Highest contract charge 0.90% Class B   $184.65           --                   --             --         3.92%
      All contract charges                         --          103              $21,132           0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --                   --             --        40.17%
      Highest contract charge 0.90% Class B   $177.69           --                   --             --        38.91%
      All contract charges                         --          115              $22,530           0.00%          --
2012  Lowest contract charge 0.00% Class B    $218.86           --                   --             --        15.45%
      Highest contract charge 0.90% Class B   $127.92           --                   --             --        14.41%
      All contract charges                         --          129              $17,782           0.00%          --
2011  Lowest contract charge 0.00% Class B    $189.57           --                   --             --        (7.88)%
      Highest contract charge 0.90% Class B   $111.81           --                   --             --        (8.71)%
      All contract charges                         --          133              $16,020             --           --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.00% Class A    $352.93           --                   --             --        (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --                   --             --        (6.11)%
      All contract charges                         --           40              $ 9,746           0.68%          --
2014  Lowest contract charge 0.00% Class A    $373.64           --                   --             --         5.34%
      Highest contract charge 0.60% Class A   $229.42           --                   --             --         4.70%
      All contract charges                         --           43              $11,401           0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --                   --             --        35.59%
      Highest contract charge 0.60% Class A   $219.12           --                   --             --        34.78%
      All contract charges                         --           49              $12,048           0.35%          --
2012  Lowest contract charge 0.00% Class A    $261.60           --                   --             --        14.82%
      Highest contract charge 0.60% Class A   $162.58           --                   --             --        14.13%
      All contract charges                         --           52              $10,487           0.37%          --
2011  Lowest contract charge 0.00% Class A    $227.83           --                   --             --       (13.11)%
      Highest contract charge 0.60% Class A   $142.45           --                   --             --       (13.63)%
      All contract charges                         --           52              $ 9,552           0.06%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------------
                                                         UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                              ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.00% Class B     $231.18           --                   --             --        (5.55)%
      Highest contract charge 0.90% Class B    $203.69           --                   --             --        (6.40)%
      All contract charges                          --          161              $34,517           0.68%          --
2014  Lowest contract charge 0.00% Class B     $244.76           --                   --             --         5.34%
      Highest contract charge 0.90% Class B    $217.62           --                   --             --         4.39%
      All contract charges                          --          171              $39,089           0.44%          --
2013  Lowest contract charge 0.00% Class B     $232.36           --                   --             --        35.59%
      Highest contract charge 0.90% Class B    $208.47           --                   --             --        34.38%
      All contract charges                          --          183              $39,817           0.35%          --
2012  Lowest contract charge 0.00% Class B     $171.37           --                   --             --        14.82%
      Highest contract charge 0.90% Class B    $155.14           --                   --             --        13.78%
      All contract charges                          --          211              $34,090           0.37%          --
2011  Lowest contract charge 0.00% Class B     $149.25           --                   --             --       (13.33)%
      Highest contract charge 0.90% Class B    $136.35           --                   --             --       (14.11)%
      All contract charges                          --          238              $33,687           0.06%          --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.00% Class A     $466.60           --                   --             --         6.29%
      Highest contract charge 0.60% Class A    $239.90           --                   --             --         5.65%
      All contract charges                          --           45              $16,131           0.00%          --
2014  Lowest contract charge 0.00% Class A     $438.98           --                   --             --        13.55%
      Highest contract charge 0.60% Class A    $227.06           --                   --             --        12.86%
      All contract charges                          --           46              $16,479           0.00%          --
2013  Lowest contract charge 0.00% Class A     $386.60           --                   --             --        35.59%
      Highest contract charge 0.60% Class A    $201.18           --                   --             --        34.78%
      All contract charges                          --           43              $15,169           0.00%          --
2012  Lowest contract charge 0.00% Class A     $285.13           --                   --             --        13.43%
      Highest contract charge 0.60% Class A    $149.27           --                   --             --        12.74%
      All contract charges                          --           47              $12,141           0.00%          --
2011  Lowest contract charge 0.00% Class A     $251.38           --                   --             --        (4.58)%
      Highest contract charge 0.60% Class A    $132.40           --                   --             --        (5.14)%
      All contract charges                          --           51              $12,242             --           --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.00% Class B     $379.34           --                   --             --         6.29%
      Highest contract charge 0.90% Class B    $206.03           --                   --             --         5.34%
      All contract charges                          --          301              $71,400           0.00%          --
2014  Lowest contract charge 0.00% Class B     $356.88           --                   --             --        13.55%
      Highest contract charge 0.90% Class B    $195.59           --                   --             --        12.53%
      All contract charges                          --          331              $73,397           0.00%          --
2013  Lowest contract charge 0.00% Class B     $314.29           --                   --             --        35.59%
      Highest contract charge 0.90% Class B    $173.81           --                   --             --        34.37%
      All contract charges                          --          353              $69,150           0.00%          --
2012  Lowest contract charge 0.00% Class B     $231.80           --                   --             --        13.43%
      Highest contract charge 0.90% Class B    $129.35           --                   --             --        12.40%
      All contract charges                          --          403              $57,987           0.00%          --
2011  Lowest contract charge 0.00% Class B     $204.36           --                   --             --        (4.82)%
      Highest contract charge 0.90% Class B    $115.08           --                   --             --        (5.67)%
      All contract charges                          --          465              $59,503             --           --
NATURAL RESOURCES PORTFOLIO
2015  Lowest contract charge 0.00% Class II    $ 49.32           --                   --             --       (28.84)%
      Highest contract charge 0.00% Class II   $ 49.32           --                   --             --       (28.84)%
      All contract charges                          --           86              $ 2,626           0.00%          --
2014  Lowest contract charge 0.00% Class II    $ 69.31           --                   --             --       (19.79)%
      Highest contract charge 0.00% Class II   $ 69.31           --                   --             --       (19.79)%
      All contract charges                          --          141              $ 7,525           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------------- ------------- --------
NATURAL RESOURCES PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                   --              --        9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --                   --              --        9.76%
      All contract charges                               --          123              $ 9,220            0.00%         --
2012  Lowest contract charge 0.00% Class II         $ 78.73           --                   --              --       (2.92)%
      Highest contract charge 0.00% Class II        $ 78.73           --                   --              --       (2.92)%
      All contract charges                               --          175              $13,286            0.00%         --
2011  Lowest contract charge 0.00% Class II         $ 81.10           --                   --              --      (19.34)%
      Highest contract charge 0.00% Class II        $ 81.10           --                   --              --      (19.34)%
      All contract charges                               --          302              $24,330              --          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --                   --              --      (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --                   --              --      (26.34)%
      All contract charges                               --          132              $ 8,067            4.22%         --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                   --              --      (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                   --              --      (19.47)%
      All contract charges                               --          109              $ 9,010            0.27%         --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --                   --              --      (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --                   --              --      (15.48)%
      All contract charges                               --           98              $10,045            1.64%         --
2012  Lowest contract charge 0.00% Advisor Class    $120.72           --                   --              --        5.12%
      Highest contract charge 0.90% Advisor Class   $117.82           --                   --              --        4.18%
      All contract charges                               --           88              $10,567            2.47%         --
2011  Lowest contract charge 0.00% Advisor Class    $114.84           --                   --              --       (7.54)%
      Highest contract charge 0.90% Advisor Class   $113.09           --                   --              --       (8.38)%
      All contract charges                               --           69              $ 7,846           14.44%         --
PIMCO REAL RETURN PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --                   --              --       (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --                   --              --       (3.67)%
      All contract charges                               --          276              $23,346            3.85%         --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --                   --              --        2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --                   --              --        2.07%
      All contract charges                               --          281              $25,631            1.29%         --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --                   --              --       (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --                   --              --      (10.12)%
      All contract charges                               --          320              $29,938            1.51%         --
2012  Lowest contract charge 0.00% Advisor Class    $127.44           --                   --              --        8.65%
      Highest contract charge 0.90% Advisor Class   $124.37           --                   --              --        7.67%
      All contract charges                               --          366              $40,719            0.92%         --
2011  Lowest contract charge 0.00% Advisor Class    $117.29           --                   --              --       11.57%
      Highest contract charge 0.90% Advisor Class   $115.51           --                   --              --       10.57%
      All contract charges                               --          263              $26,875            1.76%         --
PIMCO TOTAL RETURN PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --                   --              --        0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --                   --              --       (0.55)%
      All contract charges                               --          785              $63,420            4.92%         --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --                   --              --        4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --                   --              --        3.24%
      All contract charges                               --          811              $63,291            2.08%         --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --                   --              --       (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --                   --              --       (2.94)%
      All contract charges                               --          873              $66,772            2.11%         --
2012  Lowest contract charge 0.00% Advisor Class    $118.59           --                   --              --        9.49%
      Highest contract charge 0.90% Advisor Class   $115.74           --                   --              --        8.51%
      All contract charges                               --          816              $70,878            2.48%         --
2011  Lowest contract charge 0.00% Advisor Class    $108.31           --                   --              --        3.51%
      Highest contract charge 0.90% Advisor Class   $106.66           --                   --              --        2.58%
      All contract charges                               --          532              $54,786            2.54%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
2015  Lowest contract charge 0.00% Class II      $152.88           --                   --             --       (7.11)%
      Highest contract charge 0.90% Class II     $145.21           --                   --             --       (7.94)%
      All contract charges                            --          115              $17,055           1.59%         --
2014  Lowest contract charge 0.00% Class II      $164.58           --                   --             --        7.11%
      Highest contract charge 0.90% Class II     $157.74           --                   --             --        6.14%
      All contract charges                            --          127              $20,537           1.50%         --
2013  Lowest contract charge 0.00% Class II      $153.66           --                   --             --       29.41%
      Highest contract charge 0.90% Class II     $148.62           --                   --             --       28.24%
      All contract charges                            --          136              $20,548           1.35%         --
2012  Lowest contract charge 0.00% Class II      $118.74           --                   --             --       16.92%
      Highest contract charge 0.90% Class II     $115.89           --                   --             --       15.87%
      All contract charges                            --          111              $13,048           1.98%         --
2011  Lowest contract charge 0.00% Class II      $101.56           --                   --             --       (1.01)%
      Highest contract charge 0.90% Class II     $100.02           --                   --             --       (1.90)%
      All contract charges                            --           93              $ 9,413           1.61%         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
2015  Lowest contract charge 0.00% Class II      $342.16           --                   --             --       12.47%
      Highest contract charge 0.00% Class II     $342.16           --                   --             --       12.47%
      All contract charges                            --           84              $ 5,986           0.00%         --
2014  Lowest contract charge 0.00% Class II      $304.22           --                   --             --       31.23%
      Highest contract charge 0.00% Class II     $304.22           --                   --             --       31.23%
      All contract charges                            --           66              $ 6,008           0.00%         --
2013  Lowest contract charge 0.00% Class II      $231.83           --                   --             --       50.51%
      Highest contract charge 0.00% Class II     $231.83           --                   --             --       50.51%
      All contract charges                            --           49              $ 5,013           0.00%         --
2012  Lowest contract charge 0.00% Class II      $154.03           --                   --             --       31.00%
      Highest contract charge 0.00% Class II     $154.03           --                   --             --       31.00%
      All contract charges                            --           22              $ 2,484           0.00%         --
2011  Lowest contract charge 0.00% Class II      $117.58           --                   --             --       10.38%
      Highest contract charge 0.00% Class II     $117.58           --                   --             --       10.38%
      All contract charges                            --           23              $ 2,213           0.00%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $134.09           --                   --             --       (1.91)%
      Highest contract charge 0.00% Class B      $134.09           --                   --             --       (1.91)%
      All contract charges                            --           12              $   223           2.33%         --
2014  Lowest contract charge 0.00% Class B       $136.70           --                   --             --        2.96%
      Highest contract charge 0.00% Class B      $136.70           --                   --             --        2.96%
      All contract charges                            --            2              $    38           0.78%         --
2013  Lowest contract charge 0.00% Class B       $132.77           --                   --             --       14.07%
      Highest contract charge 0.00% Class B      $132.77           --                   --             --       14.07%
      All contract charges                            --            2              $   118           0.59%         --
2012  Lowest contract charge 0.00% Class B       $116.39           --                   --             --       10.86%
      Highest contract charge 0.00% Class B      $116.39           --                   --             --       10.86%
      All contract charges                            --            7              $   661           0.31%         --
2011  Lowest contract charge 0.00% Class B       $104.99           --                   --             --       (2.81)%
      Highest contract charge 0.00% Class B      $104.99           --                   --             --       (2.81)%
      All contract charges                            --           30              $ 3,123           1.52%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $138.98           --                   --             --       (2.04)%
      Highest contract charge 0.60% Class B(h)   $ 93.80           --                   --             --       (5.65)%
      All contract charges                            --           49              $ 1,261           1.41%         --
2014  Lowest contract charge 0.00% Class B       $141.87           --                   --             --        4.03%
      Highest contract charge 0.00% Class B      $141.87           --                   --             --        4.03%
      All contract charges                            --           46              $   915           1.55%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
TARGET 2025 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B       $136.37           --                  --              --        19.10%
      Highest contract charge 0.00% Class B      $136.37           --                  --              --        19.10%
      All contract charges                            --           27              $  506            1.01%          --
2012  Lowest contract charge 0.00% Class B       $114.50           --                  --              --        12.85%
      Highest contract charge 0.00% Class B      $114.50           --                  --              --        12.85%
      All contract charges                            --           23              $1,025            0.27%          --
2011  Lowest contract charge 0.00% Class B       $101.46           --                  --              --        (3.91)%
      Highest contract charge 0.00% Class B      $101.46           --                  --              --        (3.91)%
      All contract charges                            --           55              $5,145            1.44%          --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $141.87           --                  --              --        (2.03)%
      Highest contract charge 0.60% Class B(h)   $ 93.47           --                  --              --        (5.98)%
      All contract charges                            --           24              $  864            1.43%          --
2014  Lowest contract charge 0.00% Class B       $144.81           --                  --              --         4.49%
      Highest contract charge 0.00% Class B      $144.81           --                  --              --         4.49%
      All contract charges                            --           18              $  934            1.40%          --
2013  Lowest contract charge 0.00% Class B       $138.59           --                  --              --        22.25%
      Highest contract charge 0.00% Class B      $138.59           --                  --              --        22.25%
      All contract charges                            --           12              $  760            2.05%          --
2012  Lowest contract charge 0.00% Class B       $113.37           --                  --              --        14.11%
      Highest contract charge 0.00% Class B      $113.37           --                  --              --        14.11%
      All contract charges                            --            8              $  263            0.06%          --
2011  Lowest contract charge 0.00% Class B       $ 99.35           --                  --              --        (4.64)%
      Highest contract charge 0.00% Class B      $ 99.35           --                  --              --        (4.64)%
      All contract charges                            --           76              $7,180            1.43%          --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $142.67           --                  --              --        (2.23)%
      Highest contract charge 0.60% Class B(h)   $ 92.93           --                  --              --        (6.52)%
      All contract charges                            --           16              $  571            1.91%          --
2014  Lowest contract charge 0.00% Class B       $145.92           --                  --              --         4.77%
      Highest contract charge 0.00% Class B      $145.92           --                  --              --         4.77%
      All contract charges                            --            9              $  259            1.38%          --
2013  Lowest contract charge 0.00% Class B       $139.27           --                  --              --        25.22%
      Highest contract charge 0.00% Class B      $139.27           --                  --              --        25.22%
      All contract charges                            --            7              $  209            1.29%          --
2012  Lowest contract charge 0.00% Class B       $111.22           --                  --              --        15.43%
      Highest contract charge 0.00% Class B      $111.22           --                  --              --        15.43%
      All contract charges                            --            9              $  349            0.41%          --
2011  Lowest contract charge 0.00% Class B       $ 96.35           --                  --              --        (5.53)%
      Highest contract charge 0.00% Class B      $ 96.35           --                  --              --        (5.53)%
      All contract charges                            --           16              $1,148            1.10%          --
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.00% Class B(h)    $ 93.79           --                  --              --        (6.70)%
      Highest contract charge 0.00% Class B(h)   $ 93.79           --                  --              --        (6.70)%
      All contract charges                            --           --              $   46            3.95%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --                  --              --       (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --                  --              --       (20.33)%
      All contract charges                            --          101              $7,804            1.97%          --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --                  --              --        (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --                  --              --        (9.21)%
      All contract charges                            --           99              $9,492            1.48%          --
2013  Lowest contract charge 0.00% Class 2       $107.20           --                  --              --        (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --                  --              --        (1.82)%
      All contract charges                            --           92              $9,698            1.95%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
TEMPLETON DEVELOPING MARKETS VIP FUND (CONTINUED)
2012  Lowest contract charge 0.00% Class 2           $108.20           --                   --             --        13.16%
      Highest contract charge 0.90% Class 2          $105.60           --                   --             --        12.14%
      All contract charges                                --           91              $ 9,640           1.42%          --
2011  Lowest contract charge 0.00% Class 2           $ 95.62           --                   --             --       (15.85)%
      Highest contract charge 0.90% Class 2          $ 94.17           --                   --             --       (16.61)%
      All contract charges                                --           79              $ 7,494           1.03%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.00% Class 2           $118.80           --                   --             --        (4.30)%
      Highest contract charge 0.90% Class 2          $112.84           --                   --             --        (5.17)%
      All contract charges                                --          529              $42,461           7.79%          --
2014  Lowest contract charge 0.00% Class 2           $124.14           --                   --             --         1.83%
      Highest contract charge 0.90% Class 2          $118.99           --                   --             --         0.92%
      All contract charges                                --          515              $47,540           5.01%          --
2013  Lowest contract charge 0.00% Class 2           $121.91           --                   --             --         1.63%
      Highest contract charge 0.90% Class 2          $117.90           --                   --             --         0.71%
      All contract charges                                --          531              $54,314           5.00%          --
2012  Lowest contract charge 0.00% Class 2           $119.95           --                   --             --        15.06%
      Highest contract charge 0.90% Class 2          $117.07           --                   --             --        14.03%
      All contract charges                                --          627              $71,476           6.27%          --
2011  Lowest contract charge 0.00% Class 2           $104.25           --                   --             --        (0.87)%
      Highest contract charge 0.90% Class 2          $102.67           --                   --             --        (1.76)%
      All contract charges                                --          558              $56,997           5.42%          --
TEMPLETON GROWTH VIP FUND
2015  Lowest contract charge 0.00% Class 2           $139.77           --                   --             --        (6.48)%
      Highest contract charge 0.90% Class 2          $132.75           --                   --             --        (7.33)%
      All contract charges                                --           33              $ 4,511           2.55%          --
2014  Lowest contract charge 0.00% Class 2           $149.46           --                   --             --        (2.82)%
      Highest contract charge 0.90% Class 2          $143.25           --                   --             --        (3.69)%
      All contract charges                                --           36              $ 5,379           1.34%          --
2013  Lowest contract charge 0.00% Class 2           $153.79           --                   --             --        30.82%
      Highest contract charge 0.90% Class 2          $148.74           --                   --             --        29.64%
      All contract charges                                --           29              $ 4,333           2.50%          --
2012  Lowest contract charge 0.00% Class 2           $117.56           --                   --             --        21.07%
      Highest contract charge 0.90% Class 2          $114.73           --                   --             --        19.97%
      All contract charges                                --           11              $ 1,364           2.11%          --
2011  Lowest contract charge 0.00% Class 2           $ 97.10           --                   --             --        (6.97)%
      Highest contract charge 0.90% Class 2          $ 95.63           --                   --             --        (7.81)%
      All contract charges                                --           10              $ 1,008           1.34%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.00% Class S Shares    $ 59.42           --                   --             --       (33.62)%
      Highest contract charge 0.90% Class S Shares   $ 56.43           --                   --             --       (34.23)%
      All contract charges                                --          147              $ 8,559           0.03%          --
2014  Lowest contract charge 0.00% Class S Shares    $ 89.52           --                   --             --       (19.34)%
      Highest contract charge 0.90% Class S Shares   $ 85.80           --                   --             --       (20.07)%
      All contract charges                                --          127              $11,178           0.00%          --
2013  Lowest contract charge 0.00% Class S Shares    $110.99           --                   --             --        10.30%
      Highest contract charge 0.90% Class S Shares   $107.34           --                   --             --         9.30%
      All contract charges                                --          115              $12,630           0.51%          --
2012  Lowest contract charge 0.00% Class S Shares    $100.63           --                   --             --         3.10%
      Highest contract charge 0.90% Class S Shares   $ 98.21           --                   --             --         2.18%
      All contract charges                                --          118              $11,742           0.65%          --
2011  Lowest contract charge 0.00% Class S Shares    $ 97.60           --                   --             --       (16.69)%
      Highest contract charge 0.90% Class S Shares   $ 96.11           --                   --             --       (17.45)%
      All contract charges                                --          102              $ 9,923           0.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            --------------------------------------------------------------
                                                                       UNITS OUTSTANDING    ACCUMULATION      INVESTMENT
                                                            UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO*
                                                            ---------- ----------------- ------------------- -------------
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO
2015   Lowest contract charge 0.60% Investor Share Class     $212.51          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $212.51          --                   --              --
       All contract charges                                       --          37               $7,894            1.66%
2014   Lowest contract charge 0.60% Investor Share Class     $211.12          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $211.12          --                   --              --
       All contract charges                                       --          36               $7,580            1.67%
2013   Lowest contract charge 0.60% Investor Share Class     $187.12          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $187.12          --                   --              --
       All contract charges                                       --          34               $6,456            4.22%
2012   Lowest contract charge 0.60% Investor Share Class     $142.42          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $142.42          --                   --              --
       All contract charges                                       --          33               $4,681            1.76%
2011   Lowest contract charge 0.60% Investor Share Class     $123.67          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $123.67          --                   --              --
       All contract charges                                       --          29               $3,537            1.67%

                                                     --------
                                                      TOTAL
                                                     RETURN**
                                                     --------

Lowest contract charge 0.60% Investor Share Class      0.66%
Highest contract charge 0.60% Investor Share Class     0.66%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     12.83%
Highest contract charge 0.60% Investor Share Class    12.83%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     31.39%
Highest contract charge 0.60% Investor Share Class    31.39%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     15.16%
Highest contract charge 0.60% Investor Share Class    15.16%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class      1.32%
Highest contract charge 0.60% Investor Share Class     1.32%
All contract charges                                     --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2013.
  (c)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (d)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (e)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (f)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (g)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (h)Units were made available on May 26, 2015.
  (i)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (j)Units were made available on March 27, 2015.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO PROSPECTUS DATED MAY 1, 2016 FOR INCENTIVE LIFE OPTIMIZER(R)


--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our Incentive Life Optimizer(R) policies. The additional investment option is our Market Stabilizer Option(R) ("MSO"), which is available to you, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").


The purpose of this Supplement is solely to add to the May 1, 2016 Incentive Life Optimizer(R) Prospectus ("Optimizer Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated May 1, 2016. All of the information in the Optimizer Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Optimizer Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with the Optimizer Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Optimizer Prospectus.

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the Incentive Life Optimizer policies, we will never apply this charge for any transfers into or out of the MSO.

Accordingly, the following language is added to footnote 7 on page 8 of the Optimizer Prospectus (which appears in the section of that Prospectus entitled "Tables of policy charges"): Nor will this charge apply to any transfers to or from any Market Stabilizer Option(R) ("MSO") that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account. Please refer to the separate prospectus for the MSO ("MSO Prospectus") for information about the MSO and the related "Holding Account."

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" on page 7 of the Optimizer Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/

  MSO VARIABLE INDEX BENEFIT    Upon allocation to MSO Segment          0.75% of policy account value
  CHARGE                                                                allocated

  MSO VARIABLE INDEX SEGMENT    Monthly (during any MSO Segment         Annual % of your Segment Account
  ACCOUNT CHARGE                Term)                                   Value 1.65%/(2)/

  MSO LOAN SPREAD               On each policy anniversary (or on loan  2% for New York and Oregon policies
                                termination, if earlier)                5% for all other policies/(3)/

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                before the Segment Term's end
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value" and "Early Distribution Adjustment."
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.



EVM-102 (5/16)                                                          #59652
NB/IF                                                             Cat # 143821

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "How we allocate charges among your investment options" on page 9 of the Optimizer Prospectus:

Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts investment in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.


                   Incentive Life Optimizer(R) is issued by and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART C

Item 26. Exhibits.

(a)   Board of Directors Resolutions.

      (i) Certified resolution re Authority to Market Variable Life Insurance and Establish Separate Accounts, incorporated herein by reference to Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, (File No. 333-17663),filed on December 11, 1996.

(b)   Custodial Agreements. Not Applicable.

(c)   Underwriting Contracts.

      (c)(i) Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit 1-A(3)(b) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (c)(ii) Distribution and Servicing Agreement dated as of May 1, 1994 among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (c)(iii) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

      (c)(iv) Transition Agreement dated January 1, 2000 for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

      (c)(v) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

      (c)(v)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

      (c)(v)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

      (c)(v)(iii) Third Amendment dated as of November 1, 2014 to the
                  Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

      (c)(vi) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

      (c)(vi)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24,2012.

      (c)(vi)(ii) Second Amendment dated as of January 1, 2004 to General Agent
                  Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24,2012.

      (c)(vi)(iii)Third Amendment dated as of July 19, 2004 to General Agent
                  Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4 (File
                  No. 333-127445), filed on August 11, 2005.

      (c)(vi)(iv) Fourth Amendment dated as of November 1, 2004 to General
                  Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333- 127445), filed on
                  August 11, 2005.

      (c)(vi)(v) Fifth Amendment dated as of November 1, 2006 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

      (c)(vi)(vi) Sixth Amendment dated as of February 15, 2008 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

      (c)(vi)(vii) Seventh Amendment dated as of February 15, 2008 to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

      (c)(vi)(viii)Eighth Amendment dated as of November 1, 2008 to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

      (c)(vi)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

      (c)(vi)(x) Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 10, 2014.

      (c)(vi)(xi) Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 10, 2014.

      (c)(vi)(xii) Twelfth Amendment dated as of November 1, 2013 to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 10, 2014.

      (c)(vi)(xiii)Thirteenth Amendment dated as of October 1, 2014 to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

      (c)(vi)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

      (c)(vii) Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products incorporated herein by reference to Exhibit (c)(iv)(e) to Registration Statement (File No. 333-103202) filed on April 27, 2004.

(d)   Contracts. (Including Riders and Endorsements)

      (d)(i) Flexible Premium Variable Life Insurance Policy (95-300) (Corporate Incentive Life) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(ii) Flexible Premium Variable Life Insurance Policy (99-300), incorporated herein by reference to Exhibit
                   No. 1-A(5)(a)(vi) to Registration Statement on Form S-6, (File No. 333-17663), filed on March 1, 1999.

      (d)(iii) Form of Flexible Premium Variable Life Insurance Policy for Incentive Life '02 (02-300), incorporated herein by reference to Exhibit No. 1-A(5)(a)(vii) to Registration Statement on Form S-6, (File No. 333-17663), filed on August 9, 2002.

      (d)(iv) Option to Purchase Additional Insurance Rider (R94-204) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(d) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(v) Substitution of Insured Rider (R94-212) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(f) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(vi) Renewable Term Insurance Rider on the Insured (R94-215) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(h) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(vii) Disability Rider--Waiver of Monthly Deductions (R94-216) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(j) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(viii) Disability Rider--Waiver of Premiums (R94-216A) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(l) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

      (d)(ix) Accelerated Death Benefit Rider (R94-102) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(p) to Registration Statement on Form S-6, (File No. 333-17663), filed on

                  December 11, 1996.

      (d)(x) Accounting Benefit Rider (S.94-118) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(t) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

      (d)(xi) Unisex Rider with Table of Guaranteed Payments Endorsement (S.99-33), incorporated herein by reference to Exhibit No. 1-A(5)(z)(iii) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

      (d)(xii)(i) Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), incorporated herein by reference to Exhibit No. 1-A(5)(z)(iv) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

      (d)(xii)(ii) Form of Paid Up Death Benefit Guarantee Endorsement
                   (S.09-30), previously filed with this Registration Statement, File No. 333-103199, on June 17, 2010.

      (d)(xiii)(i) Form of Enhanced Death Benefit Guarantee Rider (R99-100),
                   incorporated herein by reference to Exhibit No. 1-A(5)(z)(v) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

      (d)(xiii)(ii)Form of Enhanced Death Benefit Guarantee Rider (R10-40),
                   previously filed with this Registration Statement, File No. 333-103199, on June 17, 2010.

      (d)(xiv) Form of Waiver of Surrender Charge Due to Tax Law Change Endorsement (S.01-WSC), incorporated herein by reference to Exhibit No. (d)(v) to Registration Statement on Form S-6, File No. 333-76130, filed on December 31, 2001.

      (d)(xv) Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life '02 (S.02-60), incorporated herein by reference to Exhibit No. 1-A(5)(z)(vi) to Registration Statement on Form S-6, File No.333-17663, filed on August 9, 2002.

      (d)(xvi) Children's Term Insurance Rider (R94-218) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

      (d)(xvii) Integrated Term Insurance Rider (R00-10) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

      (d)(xviii) Renewable Term Insurance on the Additional Insured Person (R94-217) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

      (d)(xix) Cost of Living Rider (R96-101) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

      (d)(xx) Accidental Death Benefit Rider (R94-219) previously filed with this Registration Statement File No. 333-103199 on February 13, 2003.

      (d)(xxi) Form of Flexible Premium Variable Life Insurance Policy (03-400) (Corporate Incentive Life) previously filed with this Registration Statement, File No. 333-103199 on November 17, 2003.

      (d)(xxii) Form of Flexible Premium Variable Life Insurance Policy for Incentive Life '06 (05-200) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

      (d)(xxiii) Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life '06 (S.05-30) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

      (d)(xxiv) Form of Loan Extension Endorsement for Incentive Life '06 (S.05-20) previously filed with this Registration Statement File No. 333-103199 on July 11, 2005.

      (d)(xxv) Form of Accelerated Death Benefit for Long-Term Care Services Rider, previously filed with this Registration Statement File No. 333-103199 on June 21, 2006.

      (d)(xxvi)(a)Form of Flexible Premium Variable Life Insurance Policy for
                  Incentive Life Optimizer (08-200), previously filed with this Registration Statement, File No. 333-103199 on September 3, 2008.

      (d)(xxvi)(b)Form of Flexible Premium Variable Life Insurance Policy for
                  Incentive Life Optimizer II (ICC10-100), previously filed with this Registration Statement, File No. 333-103199 on April 2, 2010.

      (d)(xxvi)(c)Form of Flexible Premium Variable Life Insurance Policy for
                  Incentive Life Optimizer II (10-100), previously filed with this Registration Statement, File No. 333-103199 on March 28, 2011.

      (d)(xxvii) Cash Value Plus Rider (R07-80), previously filed with this Registration Statement, File No. 333-103199 on September 3, 2008.

      (d)(xxviii) Variable Indexed Option Rider (R09-30), previously filed with this Registration Statement, File No. 333-103199 on April 21, 2010.

      (d)(xxix) Cash Value Plus Rider (ICC11-R11-10) previously filed with this Registration Statement, File No. 333-103199 on April 26, 2012.

      (d)(xxx) Accelerated Death Benefit for Long-Term Care Services Rider (ICC12-R12-10) previously filed with this Registration Statement, File No. 333-103199 on April 26, 2012.

      (d)(xxxi) Accelerated Death Benefit for Long-Term Care Benefits Rider (R12-10CT (rev. 9/13)) previously filed with this Registration Statement, File No. 333-103199 on April 25. 2013.

      (d)(xxxii)  Endorsement applicable to the Guaranteed Interest Account
                  (GIA) Limitation (ICC13-S.13-10) previously filed with this Registration Statement, File No. 333-103199 on April 25. 2013.

      (d)(xxxiii) Aviation Exclusion Rider (ICC14-R-80), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

      (d)(xxxiv) Military Aviation Exclusion Rider (ICC14-R14-100), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

      (d)(xxxv) Aerial Activities Exclusion Rider (ICC1-R14-110), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

      (d)(xxxvi) Racing Activities Exclusion Rider (ICC14-R14-120), previously filed with this Registration Statement, File No. 333-103199 on April 24, 2015.

(e)   Applications.

      (e)(i) Application EV4-200Y (Equitable), incorporated herein by reference to Exhibit No. 1-A(10)(b) to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

      (e)(ii) Form of Application (AXAV1-2002), incorporated herein by reference to Exhibit No. 1-A(10)(b)(ii) to Registration Statement on Form S-6, File No. 333-17663, filed on August 9, 2002.

      (e)(iii) Form of Application (AXA301-1), previously filed with this Registration Statement, File No. 333-103199 on November 17, 2003.

      (e)(iii)(a) Revised Form of Application (AXA301-01), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

      (e)(iv) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on
                  May 19, 2006.

      (e)(iv)(a) Revised Form of Application for Life Insurance (Form AMIGV-2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

      (e)(iv)(b) Revised Form of Application for Life Insurance (Form AMIGV-2009), previously filed with this Registration Statement, File No. 333-103199 on April 21, 2010.

      (e)(iv)(c) Form of Application for Life Insurance (10-100), previously filed with this Registration Statement, File No. 333-103199, on June 17, 2010.

      (e)(v) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005), previously filed with this Registration Statement File No. 333-103199 on April 25, 2007.

      (e)(v)(a) Revised Form of Variable Life Supplement to the Application (Form No. VUL-GV/IL-SIL '02 2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

      (e)(vi) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL '06 2005), previously filed with this Registration Statement File No. 333-103199 on April 22, 2008.

      (e)(vii) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL Opt 2008), previously filed with this Registration Statement, File No. 333-103199 on April 22, 2008.

      (e)(viii) Form of Variable Universal Life Supplement to the Application (180-6006a-rev. 2009), previously filed with this Registration Statement, File No. 333-103199 on April 21, 2010.

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (f)(i)(a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No. 333-05593), filed on April 24, 2012.

      (f)(ii)(a) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

(g)   Reinsurance Contracts.

      (g)(i) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on
                  April 26, 2012.

      (g)(i)(a) Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(ii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii)(a) Amendment No. 1 effective July 15, 2011 between AXA Equitable
                  Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iv) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(v) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)   Participation Agreements.

      (1)(a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

      (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

      (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

      (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

      (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

      (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

      (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

      (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

      (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

      (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

      (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

      (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

      (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

      (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

      (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

      (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                  July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

      (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

      (2)(a) Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

      (a)(i) Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated
                  May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

      (a)(ii) Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated
                  May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

      (a)(iii)    Amendment No. 3, dated as of April 4, 2014 ("Amendment
                  No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended
                  ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC
                  (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

      (a)(iv)     Amendment No. 4, dated as of June 1, 2014 ("Amendment
                  No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended
                  ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC
                  (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

      (a)(v)      Amendment No. 5, dated as of July 16, 2014 ("Amendment
                  No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended
                  ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC
                  (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

      (a)(vi)     Amendment No. 6, dated as of April 30, 2015 ("Amendment
                  No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

      (1)(b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

      (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

      (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of
                  December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

      (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

      (2)(b) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

      (b)(i) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

      (b)(ii) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

      (b)(iii) Amendment No. 3, dated as of July 8, 2014 ("Amendment No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on
                  January 12, 2015.

      (b)(iv) Amendment No. 4, dated as of December 10, 2014 ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

      (3)(a) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (a)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

      (a)(ii) Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

      (a)(iii) Amendment No. 3, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

      (a)(iv) Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

      (a)(v) Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

      (4)(a) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

      (5)(a) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

      (6)(a) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (a)(i) Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

      (7)(a) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (8)(a) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (9)(a) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard

                  Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (10)(a) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (11)(a) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (12)(a) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (a)(i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (13)(a) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (a)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (14)(a) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(i)   Administration Contracts. See (c)(ii),(iii) & (iv).

(j)   Other Material Contracts. Inapplicable.

(k)   Legal Opinion.

      (i) Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

(l)   Actuarial Opinion.

      (i) Opinion and Consent of Brian Lessing, FSA, MAAA, Senior Director - and Actuarial of AXA Equitable, filed herewith.

(m)   Calculation.

      (i)    Sample Calculation for Illustrations, filed herewith.

(n)   Other Opinions.

      (i)    Consent of PricewaterhouseCoopers LLP, filed herewith.

      (ii)   Powers of Attorney, filed herewith.

(o)   Omitted Financial Statements. Not applicable.

(p)   Initial Capital Agreements. Not applicable.

(q)   Redeemability Exemption.

      (i) Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, incorporated herein by reference to Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

  +  State variations not included

 Item 27.  Directors and Officers of AXA Equitable.

       Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Henri de Castries              Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                Director
Athenahealth, Inc.
311 Arsenal Street
Watertown, MA 02472

Ramon de Oliveira              Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Salvatore Piazzolla           Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Anthony F. Recine             Managing Director, Chief Compliance Officer and
                               Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Operating
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Nicholas B. Lane              Senior Executive Director and Head of U.S. Life
                               and Retirement

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

Item 28.Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

        Separate Account FP of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

        AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

        (a) The 2015 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26 (a) to Registration Statement (File No. 333-207015) on Form N-6, filed December 23, 2015.

        (b) The AXA Financial, Inc.--Subsidiary Organization Chart: Q4-2015 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 19, 2016.

Item 29. Indemnification

     (a) Indemnification of Directors and Officers

         The by-laws of the AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4  Indemnification of Directors, Officers and Employees.

         (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

              (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

              (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

              (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

     (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

     The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters

     To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

(c)  Undertaking

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and 70 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Sharon A. Ritchey                 Director

*Kadeidre Screen                   Secretary

*Francesca Divone                  Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Senior Vice President and National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Kevin Molloy                      Senior Vice President and Director

*Ronald Herrmann                   Senior Vice President and Director

*Herve Balzano                     Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Graham Day                        Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

     (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 31.Location of Accounts and Records

        The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.

Item 32.Management Services

        Not applicable.

Item 33.Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

        AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 22nd day of April, 2016.

                                  SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
                                  INSURANCE COMPANY (REGISTRANT)

                                  By: AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                                  By: /s/ Shane Daly
                                      -----------------------------------------
                                      Shane Daly
                                      Vice President and Associate General
                                      Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 22nd day of April, 2016.

                                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                                        (Depositor)

                                            By:  /s/ Shane Daly
                                                 -------------------------------
                                                 Shane Daly
                                                 Vice President and Associate
                                                 General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh          Mark Pearson
Daniel G. Kaye                Bertram Scott
Peter S. Kraus                Lorie A. Slutsky
Kristi A. Matus               Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 22, 2016

                                 EXHIBIT INDEX

EXHIBIT NO.                                                  TAG VALUE
-----------                                                  ---------

 26(k)(i)   Opinion and Consent of Shane Daly                EX-99.26ki

 26(l)(i)   Opinion and Consent of Brian Lessing             EX-99.26li

 26(m)(i)   Sample Calculations for Illustrations            EX-99.26mi

 26(n)(i)   Consent of PricewaterhouseCoopers LLP            EX-99.26ni

 26(n)(ii)  Powers of Attorney                               EX-99.26nii